UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number   811-21977

                    PowerShares Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                             Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                    Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:         800-983-0903

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

April 30, 2016

2016 Semi-Annual Report to Shareholders

FXEP	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PIZ	PowerShares DWA Developed Markets Momentum Portfolio

PIE	PowerShares DWA Emerging Markets Momentum Portfolio

PXR	PowerShares Emerging Markets Infrastructure Portfolio

FXEU	PowerShares Europe Currency Hedged Low Volatility Portfolio

PAF	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PXH	PowerShares FTSE RAFI Emerging Markets Portfolio

PAGG	PowerShares Global Agriculture Portfolio

PBD	PowerShares Global Clean Energy Portfolio

PSAU	PowerShares Global Gold and Precious Metals Portfolio

PIO	PowerShares Global Water Portfolio

IPKW	PowerShares International BuyBack AchieversTM Portfolio

FXJP	PowerShares Japan Currency Hedged Low Volatility Portfolio

IDHQ	PowerShares S&P International Developed Quality Portfolio (formerly, PowerShares S&P International Developed High Quality Portfolio)

2

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	36.7
Industrials	19.2
Utilities	10.6
Consumer Staples	10.5
Consumer Discretionary	9.1
Health Care	5.0
Telecommunication Services	4.0
Information Technology	3.2
Materials	2.1
Other Assets Less Liabilities	(0.4)

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.4%
	Australia—14.4%
457	AGL Energy Ltd.	$6,379
527	Amcor Ltd.	6,193
1,304	AMP Ltd.	5,851
196	ASX Ltd.	6,541
5,303	AusNet Services	6,212
273	Australia & New Zealand Banking Group Ltd.	5,056
798	Bendigo & Adelaide Bank Ltd.	5,676
1,242	Boral Ltd.	6,104
599	Brambles Ltd.	5,705
948	Coca-Cola Amatil Ltd.	6,222
101	Commonwealth Bank of Australia	5,695
88	CSL Ltd.	7,064
986	Dexus Property Group REIT	6,336
1,162	Goodman Group REIT	6,110
1,706	GPT Group (The) REIT	6,549
4,490	Mirvac Group REIT	6,408
268	National Australia Bank Ltd.	5,561
116	Ramsay Health Care Ltd.	5,750
2,079	Scentre Group REIT	7,441
371	Sonic Healthcare Ltd.	5,498
2,134	Stockland REIT	7,117
656	Suncorp Group Ltd.	6,258
1,247	Sydney Airport	6,481
2,282	Tatts Group Ltd.	6,565
1,837	Telstra Corp. Ltd.	7,514
838	Transurban Group	7,406
2,617	Vicinity Centres REIT	6,630
223	Wesfarmers Ltd.	7,279
766	Westfield Corp. REIT	5,904
214	Westpac Banking Corp.	5,071

		188,576

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Austria—1.0%
298	BUWOG AG	$6,273
157	Oesterreichische Post AG	6,134

		12,407

	Belgium—3.3%
44	Ackermans & van Haaren NV	5,730
164	Ageas	6,435
127	Colruyt SA	7,314
86	Groupe Bruxelles Lambert SA	7,597
77	Sofina SA	9,812
123	Telenet Group Holding NV(a)	6,114

		43,002

	Denmark—0.5%
161	ISS A/S	6,115

	Finland—0.4%
122	Sampo Oyj, Class A	5,328

	France—3.3%
57	Aeroports de Paris	7,175
230	Alstom SA(a)	5,880
302	Bureau Veritas SA	7,160
83	Danone SA	5,815
54	Sodexo SA	5,454
80	Vinci SA	5,978
254	Vivendi SA	4,876

		42,338

	Germany—3.5%
61	Beiersdorf AG	5,475
52	Hannover Rueck SE	5,931
58	Henkel AG & Co. KGaA	5,894
153	MAN SE	16,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
34	Muenchener Rueckversicherungs-Gesellschaft AG	$6,307
73	SAP SE	5,712

		45,923

	Hong Kong—10.3%
786	Cheung Kong Infrastructure Holdings Ltd.	7,432
1,195	CLP Holdings Ltd.	11,053
1,153	Dairy Farm International Holdings Ltd.	7,956
312	Hang Seng Bank Ltd.	5,671
9,789	HK Electric Investments & HK Electric Investments Ltd.(b)	8,808
4,617	HKT Trust & HKT Ltd.	6,690
4,128	Hong Kong & China Gas Co. Ltd.	7,706
898	Hongkong Land Holdings Ltd.	5,702
1,854	Hysan Development Co. Ltd.	8,210
114	Jardine Matheson Holdings Ltd.	6,304
229	Jardine Strategic Holdings Ltd.	6,630
1,865	Kerry Properties Ltd.	5,085
1,310	Link REIT	7,962
1,573	MTR Corp. Ltd.	7,787
748	Power Assets Holdings Ltd.	7,131
532	Sun Hung Kai Properties Ltd.	6,724
685	Swire Pacific Ltd., Class A	7,449
2,112	Swire Properties Ltd.	5,500
503	VTech Holdings Ltd.	5,200

		135,000

	Ireland—0.9%
292	Glanbia PLC	5,505
76	Kerry Group PLC, Class A	6,778

		12,283

	Israel—3.0%
1,413	Bank Hapoalim BM	7,276
1,860	Bank Leumi Le-Israel BM(a)	6,857
70	Check Point Software Technologies Ltd.(a)	5,801
63	Elbit Systems Ltd.	6,309
3,735	Israel Discount Bank Ltd., Class A(a)	6,259
574	Mizrahi Tefahot Bank Ltd.	6,659

		39,161

	Italy—1.0%
1,066	Snam SpA	6,507
1,208	Terna-Rete Elettrica Nationale SpA	6,813

		13,320

	Japan—8.2%
3	Advance Residence Investment Corp. REIT	8,182
1,675	Aozora Bank Ltd.	6,121
217	Canon, Inc.	6,311
45	Daito Trust Construction Co. Ltd.	6,517
1	Frontier Real Estate Investment Corp. REIT	5,084
5	GLP J-REIT REIT	6,140
2	Japan Retail Fund Investment Corp. REIT	4,974
357	Kagome Co. Ltd.	7,788
668	Keikyu Corp.	6,200
318	McDonald’s Holdings Co. Japan Ltd.	7,930
1,352	Nagoya Railroad Co. Ltd.	6,975

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
2	Nippon Prologis REIT, Inc. REIT	$4,871
4	ORIX JREIT Inc. REIT	6,744
1,575	Osaka Gas Co. Ltd.	5,841
84	Secom Co. Ltd.	6,630
1,156	Tobu Railway Co., Ltd.	6,072
3	United Urban Investment Corp. REIT	5,246

		107,626

	Luxembourg—0.4%
190	SES SA FDR, Class A	5,185

	Netherlands—2.3%
200	Grandvision NV(b)	5,498
65	Heineken NV	6,093
215	Koninklijke Philips NV	5,910
188	NN Group NV	6,516
143	Wolters Kluwer NV	5,443

		29,460

	New Zealand—3.4%
1,501	Auckland International Airport Ltd.	6,455
1,980	Contact Energy Ltd.	7,033
1,084	Fisher & Paykel Healthcare Corp. Ltd.	6,936
1,296	Fletcher Building Ltd.	7,558
1,480	Ryman Healthcare Ltd.	9,242
2,083	SKYCITY Entertainment Group Ltd.	7,122

		44,346

	Norway—1.0%
351	Gjensidige Forsikring ASA	6,011
736	Orkla ASA	6,426

		12,437

	Singapore—12.5%
3,336	Ascendas Real Estate Investment Trust REIT	6,106
6,678	CapitaLand Commercial Trust Ltd. REIT	7,105
2,495	CapitaLand Ltd.	5,773
4,526	CapitaLand Mall Trust REIT	6,971
1,174	City Developments Ltd.	7,285
2,772	ComfortDelGro Corp. Ltd.	5,960
608	DBS Group Holdings Ltd.	6,912
3,242	M1 Ltd.	5,958
9,538	Mapletree Greater China Commercial Trust REIT(b)	7,309
11,185	Mapletree Logistics Trust REIT	8,988
1,242	Oversea-Chinese Banking Corp. Ltd.	8,104
2,225	SATS Ltd.	6,787
819	Singapore Airlines Ltd.	7,007
1,143	Singapore Exchange Ltd.	6,404
5,740	Singapore Post Ltd.	6,705
3,114	Singapore Press Holdings Ltd.	9,406
2,440	Singapore Technologies Engineering Ltd.	5,846
2,291	Singapore Telecommunications Ltd.	6,579
2,987	StarHub Ltd.	7,356
6,141	Suntec REIT	7,699
607	United Overseas Bank Ltd.	8,400
1,548	UOL Group Ltd.	7,072
1,260	Venture Corp. Ltd.	7,847

		163,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Spain—3.6%
368	Abertis Infraestructuras SA	$6,206
126	Amadeus IT Holding SA, Class A	5,735
349	Endesa SA	7,329
293	Ferrovial SA	6,306
303	Gas Natural SDG SA	6,304
1,082	Iberdrola SA	7,688
85	Red Electrica Corp. SA	7,591

		47,159

	Sweden—3.1%
160	Hennes & Mauritz AB, Class B	5,694
176	ICA Gruppen AB	5,785
324	Industrivarden AB, Class C	5,904
121	L E Lundbergforetagen AB, Class B	6,578
244	Swedbank AB, Class A	5,268
199	Swedish Match AB	6,318
1,095	Telia Co. AB	5,234

		40,781

	Switzerland—5.7%
326	ABB Ltd.	6,898
4	Givaudan SA	7,887
54	Kuehne + Nagel International AG	7,786
104	Nestle SA	7,758
81	Novartis AG	6,186
25	Roche Holding AG	6,325
35	Schindler Holding AG-PC	6,379
3	SGS SA	6,607
77	Swiss Re AG	6,837
13	Swisscom AG	6,598
24	Zurich Insurance Group AG	5,376

		74,637

	United Kingdom—18.6%
212	Admiral Group PLC	5,767
124	Associated British Foods PLC	5,566
91	AstraZeneca PLC	5,236
911	BAE Systems PLC	6,370
114	British American Tobacco PLC	6,964
631	British Land Co. PLC (The) REIT	6,646
873	BT Group PLC	5,668
263	Bunzl PLC	7,856
405	Capita PLC	5,939
372	Compass Group PLC	6,643
151	Derwent London PLC REIT	7,264
244	Diageo PLC	6,598
1,397	Direct Line Insurance Group PLC	7,406
2,120	G4S PLC	5,851
310	GlaxoSmithKline PLC	6,626
830	Hammerson PLC REIT	7,107
820	HSBC Holdings PLC	5,436
115	Imperial Brands PLC	6,264
1,401	Intu Properties PLC REIT	6,245
410	Land Securities Group PLC REIT	6,799
1,571	Legal & General Group PLC	5,134
1,007	Marks & Spencer Group PLC	6,247
533	National Grid PLC	7,611
74	Next PLC	5,512

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
71	Reckitt Benckiser Group PLC	$6,921
338	RELX NV	5,673
381	RELX PLC	6,753
872	Royal Mail PLC	6,220
633	Sage Group PLC (The)	5,490
243	Severn Trent PLC	7,927
449	Sky PLC	6,173
354	Smith & Nephew PLC	5,995
297	SSE PLC	6,570
231	Travis Perkins PLC	6,253
140	Unilever PLC	6,264
517	United Utilities Group PLC	7,115
116	Whitbread PLC	6,580
255	WPP PLC	5,962

		242,651

	Total Investments (Cost $1,227,363)—100.4%	1,311,314
	Other assets less liabilities—(0.4)%	(4,869)

	Net Assets—100.0%	$1,306,445

Investment Abbreviations:

FDR—Fiduciary Depositary Receipt

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $21,615, which represented 1.65% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Industrials	28.7
Health Care	15.1
Consumer Discretionary	14.7
Consumer Staples	11.0
Information Technology	8.7
Materials	7.3
Utilities	6.9
Financials	5.6
Telecommunication Services	1.9
Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks—99.9%
	Australia—5.9%
106,996	Amcor Ltd.	$1,257,472
202,646	Challenger Ltd.	1,385,658
42,231	CSL Ltd.	3,389,804
129,632	Ramsay Health Care Ltd.	6,425,418

		12,458,352

	Belgium—0.5%
9,196	Anheuser-Busch InBev SA/NV	1,138,578

	Canada—9.8%
53,737	Alimentation Couche-Tard, Inc., Class B	2,359,520
23,661	Bank of Nova Scotia	1,242,930
45,199	Canadian National Railway Co.	2,787,861
40,624	Canadian Utilities Ltd., Class A	1,170,461
8,134	CCL Industries, Inc., Class B	1,491,926
25,984	CGI Group, Inc., Class A(a)	1,189,049
11,907	Constellation Software, Inc.	4,661,088
44,544	Fortis, Inc.	1,415,337
32,557	Metro, Inc.	1,091,385
23,580	Open Text Corp.	1,322,445
65,320	Saputo, Inc.	2,057,220

		20,789,222

	Denmark—8.2%
15,476	Coloplast A/S, Class B	1,160,766
29,072	Genmab A/S(a)	4,308,255
70,881	Novo Nordisk A/S, Class B	3,958,376
36,255	Novozymes A/S, Class B	1,737,906
26,625	Pandora A/S	3,458,058
37,782	Vestas Wind Systems A/S	2,703,573

		17,326,934

	Finland—9.8%
48,504	Elisa Oyj	1,811,617

Number of Shares		Value
	Common Stocks (continued)
	Finland (continued)
30,350	Huhtamaki Oyj	$1,192,315
130,288	Kone Oyj, Class B	5,945,135
85,247	Orion Oyj, Class B	2,974,041
86,038	Sampo Oyj, Class A	3,757,466
117,885	Wartsila Oyj Abp	5,055,131

		20,735,705

	France—4.1%
6,288	Christian Dior SE	1,104,420
13,327	Essilor International SA	1,725,603
4,846	Iliad SA	1,059,287
11,993	Pernod Ricard SA	1,295,047
22,952	Rubis SCA	1,791,794
10,070	Valeo SA	1,596,837

		8,572,988

	Germany—5.0%
11,903	Adidas AG	1,535,087
6,967	Continental AG	1,530,497
38,841	Freenet AG	1,186,455
100,819	ProSiebenSat.1 Media SE	5,140,857
22,429	United Internet AG	1,095,252

		10,488,148

	Hong Kong—4.7%
97,160	Jardine Matheson Holdings Ltd.	5,372,948
154,242	Jardine Strategic Holdings Ltd.	4,465,306

		9,838,254

	Ireland—3.3%
331,877	Experian PLC	6,081,948
53,442	Glanbia PLC	1,007,513

		7,089,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares DWA Developed Markets Momentum Portfolio (PIZ) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Israel—0.6%
19,551	NICE Systems Ltd.	$1,259,226

	Italy—0.5%
188,637	Snam SpA	1,151,575

	Japan—4.4%
27,803	Calbee, Inc.	1,123,865
51,319	Fuji Heavy Industries Ltd.	1,782,340
61,398	M3, Inc.	1,727,258
16,707	Oriental Land Co. Ltd.	1,186,721
5,511	Ryohin Keikaku Co. Ltd.	1,270,680
65,137	Seiko Epson Corp.	1,123,818
11,138	Tsuruha Holdings, Inc.	1,099,278

		9,313,960

	Luxembourg—0.7%
3,816	Eurofins Scientific SE	1,416,310

	New Zealand—2.3%
1,108,697	Auckland International Airport Ltd.	4,767,826

	Singapore—0.5%
496,329	ComfortDelGro Corp. Ltd.	1,067,215

	South Korea—0.7%
2,712	Hanmi Pharm Co. Ltd.	1,420,979

	Spain—3.3%
41,876	Industria de Diseno Textil SA	1,344,633
39,862	Red Electrica Corp. SA	3,559,792
35,534	Viscofan SA	1,993,836

		6,898,261

	Sweden—1.6%
124,495	BillerudKorsnas AB	1,935,135
36,703	Hexagon AB, Class B	1,464,927

		3,400,062

	Switzerland—10.4%
43	Chocoladefabriken Lindt & Sprungli AG	3,148,847
2,389	EMS-CHEMIE HOLDING AG	1,182,038
762	Galenica AG	1,114,579
6,791	Geberit AG	2,609,416
652	Givaudan SA	1,285,634
26,564	Kuehne + Nagel International AG	3,830,094
2,833	Partners Group Holding AG	1,167,486
12,394	Schindler Holding AG-PC	2,258,979
1,182	SGS SA	2,603,236
10,362	Sonova Holding AG	1,385,924
16,789	Swiss Re AG	1,490,604

		22,076,837

	United Kingdom—23.6%
69,995	British American Tobacco PLC	4,275,741
119,613	BTG PLC(a)	1,037,309
59,131	Bunzl PLC	1,766,203
61,993	Compass Group PLC	1,107,018
64,072	Croda International PLC	2,826,099
277,649	Dixons Carphone PLC	1,729,409
245,907	DS Smith PLC	1,373,555
157,479	Halma PLC	2,057,765
124,454	Hiscox Ltd.	1,641,727

Number of Shares		Value
	Common Stocks (continued)
	United Kingdom (continued)
644,326	Howden Joinery Group PLC	$4,662,736
139,809	Inchcape PLC	1,387,563
26,764	InterContinental Hotels Group PLC	1,069,948
124,434	Intermediate Capital Group PLC	1,119,221
400,832	ITV PLC	1,322,328
55,739	Micro Focus International PLC	1,248,461
12,781	Next PLC	952,059
161,098	Pennon Group PLC	1,916,260
38,882	Persimmon PLC	1,131,761
26,821	Reckitt Benckiser Group PLC	2,614,364
51,977	Rightmove PLC	2,937,526
128,461	Rolls-Royce Holdings PLC	1,259,883
9,095,810	Rolls-Royce Holdings PLC-Entitlement(a)	13,324
110,839	RPC Group PLC	1,184,476
73,393	Severn Trent PLC	2,394,325
43,052	Spirax-Sarco Engineering PLC	2,153,735
457,278	Taylor Wimpey PLC	1,234,565
43,414	Travis Perkins PLC	1,175,276
85,729	United Utilities Group PLC	1,179,866
46,150	WH Smith PLC	1,132,387

		49,904,890

	Total Investments (Cost $200,647,817)—99.9%	211,114,783
	Other assets less liabilities—0.1%	211,363

	Net Assets—100.0%	$211,326,146

Investment Abbreviations:

PC—Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	20.5
Information Technology	18.2
Industrials	14.9
Consumer Discretionary	14.1
Consumer Staples	13.6
Health Care	5.4
Utilities	4.8
Materials	4.2
Energy	2.7
Telecommunication Services	0.7
Money Market Fund Plus Other Assets Less Liabilities	0.9

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Brazil—0.8%
98,900	Equatorial Energia SA	$1,219,197

	China—12.7%
426,554	AAC Technologies Holdings, Inc.	2,966,610
809,794	China Medical System Holdings Ltd.	1,054,365
897,706	China Resources Gas Group Ltd.	2,545,961
1,930,239	Credit China Holdings Ltd.	793,774
27,489	New Oriental Education & Technology Group, Inc. ADR	1,076,469
592,060	Shenzhen International Holdings Ltd.	969,314
840,646	Shenzhou International Group Holdings Ltd.	4,356,465
1,720,753	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares(a)	847,377
331,264	Stella International Holdings Ltd.	837,000
353,030	Sunny Optical Technology Group Co. Ltd.	1,092,240
182,805	Tencent Holdings Ltd.	3,744,613

		20,284,188

	Egypt—0.6%
177,598	Commercial International Bank Egypt SAE	903,595

	India—0.6%
14,205	HDFC Bank Ltd. ADR	893,068

	Indonesia—3.7%
1,183,417	PT Bank Central Asia Tbk	1,171,034
21,819,181	PT Kalbe Farma Tbk	2,274,899
3,421,302	PT Pembangunan Perumahan Persero Tbk	950,794
8,420,848	PT Waskita Karya Persero Tbk	1,497,338

		5,894,065

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Malaysia—5.5%
1,997,900	Cahya Mata Sarawak Bhd	$1,963,890
354,600	Genting Plantations Bhd	971,258
1,383,300	Hap Seng Consolidated Bhd	2,712,422
3,396,475	Inari Amertron Bhd	2,373,577
136,800	Petronas Dagangan Bhd	834,843

		8,855,990

	Mexico—9.6%
605,022	Alsea SAB de CV	2,327,300
423,696	Controladora Vuela Cia de Aviacion SAB de CV, Class A(a)	888,737
283,961	Gruma SAB de CV, Class B	4,166,436
233,207	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,355,464
140,930	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,333,669
281,347	Grupo Bimbo SAB de CV, Series A	861,488
197,816	Grupo Carso SAB de CV, Series A1	950,090
161,294	Grupo Financiero Interacciones SA de CV, Class O	920,442
357,004	Kimberly-Clark de Mexico SAB de CV, Class A	848,677
129,150	Promotora y Operadora de Infraestructura SAB de CV	1,645,095

		15,297,398

	Philippines—19.2%
1,779,392	Aboitiz Equity Ventures, Inc.	2,519,896
3,150,544	Aboitiz Power Corp.	3,016,997
58,946	Ayala Corp.	969,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares DWA Emerging Markets Momentum Portfolio (PIE) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Philippines (continued)
1,409,759	Ayala Land, Inc.	$1,041,816
452,164	Bank of the Philippine Islands	872,745
410,658	BDO Unibank, Inc.	875,837
5,862,333	D&L Industries, Inc.	1,125,268
24,080	Globe Telecom, Inc.	1,126,772
26,967	GT Capital Holdings, Inc.	786,220
2,383,092	JG Summit Holdings, Inc.	4,142,298
395,831	Jollibee Foods Corp.	1,938,316
522,542	Metropolitan Bank & Trust Co.	905,498
2,262,084	Robinsons Land Corp.	1,307,437
528,562	Security Bank Corp.	1,916,407
995,499	Semirara Mining and Power Corp.	2,696,420
69,794	SM Investments Corp.	1,405,183
892,852	Universal Robina Corp.	3,968,443

		30,614,838

	South Africa—7.9%
173,071	Brait SE(a)	1,942,613
697,092	Coronation Fund Managers Ltd.	3,639,139
274,433	FirstRand Ltd.	885,377
112,199	Hyprop Investments Ltd. REIT	972,155
184,122	Resilient REIT Ltd. REIT	1,764,517
233,188	RMB Holdings Ltd.	955,231
237,250	Sibanye Gold Ltd.	896,751
564,566	Super Group Ltd.(a)	1,637,872

		12,693,655

	Taiwan—20.9%
739,000	Advanced Semiconductor Engineering, Inc.	695,397
238,000	Advantech Co. Ltd.	1,682,448
529,000	Chicony Electronics Co. Ltd.	1,271,122
1,193,800	China Life Insurance Co. Ltd.	901,281
733,000	CTCI Corp.	955,652
282,000	CUB Elecparts, Inc.	3,418,659
260,000	Giant Manufacturing Co. Ltd.	1,563,886
644,000	Grape King Bio Ltd.	3,883,608
780,000	Hota Industrial Manufacturing Co. Ltd.	3,748,489
1,018,000	King Yuan Electronics Co. Ltd.	899,544
18,000	Largan Precision Co. Ltd.	1,266,859
748,000	LCY Chemical Corp.(a)	890,559
865,000	Micro-Star International Co. Ltd.	1,381,189
150,000	President Chain Store Corp.	1,062,692
670,000	Primax Electronics Ltd.	789,384
329,000	Sercomm Corp.	781,366
539,000	Taiwan Paiho Ltd.	1,622,699
218,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,013,859
756,000	Uni-President Enterprises Corp.	1,364,189
100,000	Voltronic Power Technology Corp.	1,578,148
357,000	Wistron NeWeb Corp.	929,774
730,000	WT Microelectronics Co. Ltd.	879,314
487,000	Yageo Corp.	794,227

		33,374,345

	Thailand—16.5%
3,424,952	Bangkok Dusit Medical Services PCL NVDR	2,333,635
19,877,107	Bangkok Land PCL NVDR	864,964
3,556,568	BTS Group Holdings PCL NVDR	936,743

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
336,439	Bumrungrad Hospital PCL NVDR	$1,955,257
963,080	Central Pattana PCL NVDR	1,454,408
11,218,358	Chularat Hospital PCL NVDR	918,537
2,746,816	CP ALL PCL NVDR	3,597,676
835,518	Delta Electronics Thailand PCL NVDR	1,722,224
167,509	Kasikornbank PCL NVDR	796,063
2,093,248	KCE Electronics PCL NVDR	4,704,265
1,935,746	Krung Thai Bank PCL NVDR	969,813
67,518	Siam Cement PCL (The) NVDR	943,280
202,513	Siam Commercial Bank PCL (The) NVDR	773,990
890,016	Srisawad Power 1979 PCL NVDR	1,076,530
995,930	Thanachart Capital PCL NVDR	990,798
1,103,270	Tisco Financial Group PCL NVDR	1,373,955
2,989,654	TTW PCL NVDR	881,576

		26,293,714

	Turkey—1.1%
45,345	BIM Birlesik Magazalar AS	999,625
30,390	Tupras Turkiye Petrol Rafinerileri AS	803,171

		1,802,796

	Total Common Stocks and Other Equity Interests (Cost $153,099,518)	158,126,849

	Money Market Fund—0.0%
10,244	Invesco Premier Portfolio—Institutional Class, 0.39%(b) (Cost $10,244)	10,244

	Total Investments (Cost $153,109,762)—99.1%	158,137,093
	Other assets less liabilities—0.9%	1,470,433

	Net Assets—100.0%	$159,607,526

Investment Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Industrials	52.4
Materials	42.3
Utilities	1.5
Consumer Discretionary	1.4
Financials	1.1
Telecommunication Services	0.6
Money Market Funds Plus Other Assets Less Liabilities	0.7

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.3%
	Australia—0.6%
4,726	CIMIC Group Ltd.	$129,082

	Brazil—6.2%
106,114	Cia Siderurgica Nacional SA ADR(a)(b)	401,111
136,727	Gerdau SA (Preference Shares) ADR	304,901
70,941	Vale SA ADR(a)	402,236
33,260	WEG SA	146,310

		1,254,558

	China—28.2%
526,250	Angang Steel Co. Ltd., H-Shares	249,652
180,658	Anhui Conch Cement Co. Ltd., H-Shares	478,590
568,375	BBMG Corp. H-Shares	417,643
676,863	China Communications Construction Co. Ltd., H-Shares	816,717
401,575	China Machinery Engineering Corp., H-Shares	273,853
1,756,327	China Molybdenum Co. Ltd., H-Shares	294,336
440,091	China National Building Material Co. Ltd., H-Shares	228,068
288,572	China Railway Construction Corp. Ltd., H-Shares	369,029
591,976	China Railway Group Ltd., H-Shares	471,615
370,679	CSG Holding Co. Ltd., Class B	308,692
37,947	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares(b)	58,702
165,181	Dongfang Electric Corp. Ltd., H-Shares	128,828
194,925	First Tractor Co. Ltd., H-Shares	109,811
326,664	Harbin Electric Co. Ltd., H-Shares	134,334
107,100	Huaxin Cement Co. Ltd., Class B	73,792
192,676	Jiangxi Copper Co. Ltd., H-Shares	235,716
1,325,131	Metallurgical Corp. of China Ltd., H-Shares	399,733
430,712	Shanghai Electric Group Co. Ltd., H-Shares	181,009
66,784	Shenji Group Kunming Machine Tool Co. Ltd., H-Shares(b)	26,344

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
242,913	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	$401,452

		5,657,916

	France—0.9%
7,299	Alstom SA(b)	186,593

	India—2.4%
10,458	Larsen & Toubro Ltd. GDR(c)	199,225
14,278	Mahindra & Mahindra Ltd. GDR(c)	282,704

		481,929

	Indonesia—5.6%
848,100	PT Adhi Karya Persero Tbk	172,025
62,142	PT Indocement Tunggal Prakarsa Tbk	92,944
1,153,303	PT Pembangunan Perumahan Persero Tbk	320,508
136,314	PT Semen Indonesia (Persero) Tbk	102,328
286,053	PT Tower Bersama Infrastructure Tbk(b)	128,516
71,731	PT United Tractors Tbk	81,587
319,143	PT Vale Indonesia Tbk(b)	45,011
685,039	PT Waskita Karya Persero Tbk	121,809
329,158	PT Wijaya Karya Persero Tbk	66,141

		1,130,869

	Israel—0.7%
3,617	Caesarstone Sdot-Yam Ltd.(b)	133,938

	Italy—1.8%
30,058	Italcementi SpA	356,663

	Malaysia—5.0%
565,574	Dialog Group Bhd	230,197
246,484	Gamuda Bhd	299,705
405,414	IJM Corp. Bhd	358,039
51,924	Lafarge Malaysia Bhd	116,435

		1,004,376

	Mexico—4.8%
65,706	Cemex SAB de CV ADR(b)	489,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Emerging Markets Infrastructure Portfolio (PXR) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mexico (continued)
13,800	Grupo Carso SAB de CV, Series A1	$66,280
32,559	Promotora y Operadora de Infraestructura SAB de CV	414,732

		970,522

	Netherlands—0.3%
2,965	OCI NV(b)	58,631

	Philippines—1.1%
1,706,117	Metro Pacific Investments Corp.	211,047

	Poland—2.0%
20,802	KGHM Polska Miedz SA	404,952

	Russia—3.9%
41,477	Evraz PLC(b)	86,279
17,086	Magnitogorsk Iron & Steel Works OJSC GDR(c)	82,013
31,182	MMC Norilsk Nickel PJSC ADR	459,934
3,936	NLMK PJSC GDR(c)	53,333
8,253	Severstal PAO GDR(c)	95,900

		777,459

	Singapore—0.8%
124,541	Sembcorp Marine Ltd.	154,744

	South Africa—5.8%
48,570	African Rainbow Minerals Ltd.	383,950
238,355	PPC Ltd.	252,125
68,491	Reunert Ltd.	345,528
22,115	Wilson Bayly Holmes-Ovcon Ltd.	189,480

		1,171,083

	Spain—1.4%
8,710	ACS Actividades de Construccion y Servicios SA	288,057

	Sweden—2.5%
19,196	Atlas Copco AB, Class A(a)	497,221

	Switzerland—2.7%
25,670	ABB Ltd.(b)	543,001

	Taiwan—11.1%
364,234	Asia Cement Corp.	324,675
582,845	China Steel Corp.	409,309
277,000	CTCI Corp.	361,140
31,000	King Slide Works Co. Ltd.	367,640
507,573	Taiwan Cement Corp.	517,755
37,000	Yeong Guan Energy Technology Group Co. Ltd.	240,334

		2,220,853

	Thailand—7.2%
206,078	CH Karnchang PCL NVDR	148,969
249,634	Gunkul Engineering PCL NVDR	191,174
822,307	Italian-Thai Development PCL NVDR(b)	167,145
14,065	Siam Cement PCL (The) NVDR	196,499
10,546	Siam City Cement PCL NVDR	97,822
363,683	Sino-Thai Engineering & Construction PCL NVDR	238,429
5,586,106	Superblock PCL NVDR(b)	294,258
82,482	Tipco Asphalt PCL NVDR	58,089

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
740,042	TPI Polene PCL NVDR	$52,966

		1,445,351

	Turkey—1.8%
23,638	Cimsa Cimento Sanayi ve Ticaret AS	137,803
107,911	Tekfen Holding AS	230,937

		368,740

	United States—2.5%
6,521	Caterpillar, Inc.	506,812

	Total Common Stocks and Other Equity Interests (Cost $24,131,872)	19,954,397

	Money Market Fund—0.0%
1,120	Invesco Premier Portfolio—Institutional Class, 0.39%(d) (Cost $1,120)	1,120

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $24,132,992)—99.3%	19,955,517

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.6%
730,985	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $730,985)	730,985

	Total Investments (Cost $24,863,977)—102.9%	20,686,502
	Other assets less liabilities—(2.9)%	(588,389)

	Net Assets—100.0%	$20,098,113

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2016.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $713,175, which represented 3.55% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	27.4
Industrials	19.8
Consumer Discretionary	13.8
Consumer Staples	13.5
Utilities	10.9
Health Care	5.4
Information Technology	4.6
Materials	2.4
Telecommunication Services	2.2
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Austria—3.5%
150,379	BUWOG AG	$3,165,707
79,567	Oesterreichische Post AG	3,108,513
106,664	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,407,922

		8,682,142

	Belgium—10.6%
22,448	Ackermans & van Haaren NV	2,923,318
83,597	Ageas	3,280,319
104,985	bpost SA	2,962,224
32,069	Cofinimmo SA REIT	3,985,228
63,479	Colruyt SA	3,655,639
42,890	Groupe Bruxelles Lambert SA	3,788,937
82,524	Proximus SADP	2,776,490
60,546	Telenet Group Holding NV(a)	3,009,631

		26,381,786

	Finland—1.1%
62,461	Sampo Oyj, Class A	2,727,808

	France—25.1%
27,605	Aeroports de Paris	3,474,749
114,353	Alstom SA(a)	2,923,343
45,377	Alten SA	2,806,516
26,606	bioMerieux	3,432,802
136,943	Bureau Veritas SA	3,246,745
27,271	Cie Generale des Etablissements Michelin	2,847,054
41,346	Danone SA	2,896,743
35,748	Dassault Systemes	2,796,472
100,961	Eutelsat Communications SA	3,136,616
30,785	Fonciere des Regions REIT	2,913,852
24,811	Gecina SA REIT	3,589,100

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
252,772	Groupe Eurotunnel SE	$3,228,062
43,086	Imerys SA	3,181,006
91,568	Lagardere SCA	2,430,008
133,559	Mercialys SA REIT	2,976,065
35,936	Orpea	2,963,879
23,649	Pernod Ricard SA	2,553,703
78,269	SCOR SE	2,665,605
27,808	Sodexo SA	2,808,841
129,712	Vivendi SA	2,489,959
26,748	Wendel SA	3,091,153

		62,452,273

	Germany—23.1%
17,232	Allianz SE	2,925,960
221,809	alstria office REIT-AG REIT	3,112,098
54,792	Axel Springer SE	3,059,982
30,576	Beiersdorf AG	2,744,183
49,956	Brenntag AG	2,930,086
66,273	Deutsche EuroShop AG	3,088,984
49,261	Fielmann AG	3,632,952
54,343	Fraport AG Frankfurt Airport Services Worldwide	3,290,098
26,611	Hannover Rueck SE	3,035,088
24,699	Henkel AG & Co. KGaA (Preference Shares)	2,819,846
78,220	MAN SE	8,488,580
16,778	Muenchener Rueckversicherungs-Gesellschaft AG	3,112,140
122,390	RHOEN KLINIKUM AG	3,803,766
35,167	SAP SE	2,751,827
42,983	Symrise AG	2,848,480
93,037	Talanx AG	3,087,572

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
532,737	Telefonica Deutschland Holding AG	$2,705,494

		57,437,136

	Ireland—3.8%
845,211	C&C Group PLC	3,797,707
132,996	Glanbia PLC	2,507,301
35,907	Kerry Group PLC, Class A	3,202,486

		9,507,494

	Italy—5.2%
53,375	DiaSorin SpA	3,117,784
1,167,392	Hera SpA	3,511,150
503,118	Snam SpA	3,071,391
587,113	Terna-Rete Elettrica Nationale SpA	3,311,142

		13,011,467

	Japan—1.5%
76,892	DMG Mori AG	3,684,774

	Luxembourg—1.1%
95,909	SES SA FDR, Class A	2,617,160

	Netherlands—9.4%
81,098	Aalberts Industries NV	2,779,136
66,845	Eurocommercial Properties NV CVA	3,125,215
100,138	Grandvision NV(b)	2,752,632
31,862	Heineken NV	2,986,962
100,916	Koninklijke Philips NV	2,774,018
93,230	NN Group NV	3,231,191
57,824	Wereldhave NV REIT	2,979,628
72,111	Wolters Kluwer NV	2,744,955

		23,373,737

	Spain—14.4%
182,268	Abertis Infraestructuras SA	3,073,999
64,533	Amadeus IT Holding SA, Class A	2,937,296
157,174	Ebro Foods SA	3,562,579
113,880	Enagas SA	3,470,154
163,132	Endesa SA	3,425,769
146,128	Ferrovial SA	3,144,838
147,276	Gas Natural SDG SA	3,064,117
519,683	Iberdrola SA	3,692,736
244,239	MERLIN Properties SOCIMI SA REIT	2,839,351
39,816	Red Electrica Corp. SA	3,555,684
51,786	Viscofan SA	2,905,747

		35,672,270

	United Kingdom—1.2%
170,820	RELX NV	2,867,230

	Total Common Stocks and Other Equity Interests (Cost $243,819,496)	248,415,277

Number of Shares		Value
	Money Market Fund—0.4%
990,494	Invesco Premier Portfolio—Institutional Class, 0.39%(c) (Cost $990,494)	$990,494

	Total Investments (Cost $244,809,990)—100.4%	249,405,771
	Other assets less liabilities—(0.4)%	(1,038,995)

	Net Assets—100.0%	$248,366,776

Investment Abbreviations:

FDR—Fiduciary Depositary Receipt

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $2,752,632, which represented 1.11% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	41.3
Materials	14.9
Information Technology	9.0
Industrials	8.7
Consumer Discretionary	7.0
Consumer Staples	6.1
Energy	5.2
Utilities	3.5
Telecommunication Services	3.4
Health Care	0.8
Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—46.6%
7,998	AGL Energy Ltd.	$111,636
10,473	Amcor Ltd.	123,084
36,844	AMP Ltd.	165,331
8,098	APA Group	54,075
4,551	Asciano Ltd.	30,667
1,475	ASX Ltd.	49,224
26,173	Aurizon Holdings Ltd.	85,289
47,941	Australia & New Zealand Banking Group Ltd.	887,947
5,771	Bank of Queensland Ltd.	49,547
10,525	Bendigo & Adelaide Bank Ltd.	74,860
656,750	BGP Holdings PLC(a)	0
85,899	BHP Billiton Ltd.	1,355,653
11,327	BlueScope Steel Ltd.	55,928
10,641	Boral Ltd.	52,297
10,193	Brambles Ltd.	97,079
3,808	Caltex Australia Ltd.	94,447
5,661	Challenger Ltd.	38,709
1,728	CIMIC Group Ltd.	47,197
9,634	Coca-Cola Amatil Ltd.	63,229
17,755	Commonwealth Bank of Australia	1,001,190
5,146	Computershare Ltd.	39,704
4,026	Crown Resorts Ltd.	36,286
1,498	CSL Ltd.	120,242
10,622	Dexus Property Group REIT	68,254
25,408	DUET Group	43,628
50,419	Fortescue Metals Group Ltd.	131,207
12,547	Goodman Group REIT	65,973
15,209	GPT Group (The) REIT	58,382
6,621	Iluka Resources Ltd.	32,490
27,154	Incitec Pivot Ltd.	66,727
35,254	Insurance Australia Group Ltd.	155,237

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
8,988	Lend Lease Group	$87,112
3,896	Macquarie Group Ltd.	188,800
22,385	Medibank Private Ltd.	53,641
34,339	Metcash Ltd.(a)	46,122
45,866	Mirvac Group REIT	65,455
35,034	National Australia Bank Ltd.	726,957
6,151	Newcrest Mining Ltd.(a)	89,048
6,588	Oil Search Ltd.	35,344
9,488	Orica Ltd.	110,784
59,737	Origin Energy Ltd.	250,280
8,632	OZ Minerals Ltd.	38,735
16,957	Qantas Airways Ltd.	41,669
26,474	QBE Insurance Group Ltd.	225,271
39,027	Santos Ltd.	142,961
42,115	Scentre Group REIT	150,737
4,735	Sonic Healthcare Ltd.	70,174
39,829	South32 Ltd.(a)	50,457
7,463	Star Entertainment Group Ltd. (The)	32,179
35,578	Stockland REIT	118,651
23,585	Suncorp Group Ltd.	224,986
13,017	Tabcorp Holdings Ltd.	44,007
19,955	Tatts Group Ltd.	57,412
65,962	Telstra Corp. Ltd.	269,817
9,286	Transurban Group	82,063
15,963	Vicinity Centres REIT	40,445
13,163	Wesfarmers Ltd.	429,639
13,761	Westfield Corp. REIT	106,067
41,038	Westpac Banking Corp.	972,429
13,294	Woodside Petroleum Ltd.	287,518
22,862	Woolworths Ltd.	385,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
12,044	WorleyParsons Ltd.	$64,248

		10,744,283

	China—0.7%
23,226	China Mengniu Dairy Co. Ltd.	39,463
31,964	Global Logistic Properties Ltd.	45,542
26,000	Tingyi Cayman Islands Holding Corp.	30,400
50,943	Want Want China Holdings Ltd.	39,272

		154,677

	Hong Kong—12.8%
65,563	AIA Group Ltd.	394,703
12,880	Bank of East Asia Ltd. (The)	46,906
48,278	BOC Hong Kong (Holdings) Ltd.	144,700
15,982	Cheung Kong Property Holdings Ltd.	109,710
12,982	CK Hutchison Holdings Ltd.	155,639
12,668	CLP Holdings Ltd.	117,172
11,866	Galaxy Entertainment Group Ltd.	40,078
27,633	Hang Lung Properties Ltd.	55,144
6,982	Hang Seng Bank Ltd.	126,910
11,571	Henderson Land Development Co. Ltd.	72,345
35,769	Hong Kong & China Gas Co. Ltd.	66,768
2,664	Hong Kong Exchanges and Clearing Ltd.	67,414
14,235	Hongkong Land Holdings Ltd.	90,392
80,612	Hutchison Port Holdings Trust	35,872
9,000	Hysan Development Co. Ltd.	39,853
1,775	Jardine Matheson Holdings Ltd.	98,158
1,200	Jardine Strategic Holdings Ltd.	34,740
103,115	Li & Fung Ltd.	63,938
20,251	Link REIT	123,090
11,212	MTR Corp. Ltd.	55,502
110,306	New World Development Co. Ltd.	110,061
224,128	Noble Group Ltd.(a)	76,708
8,459	Power Assets Holdings Ltd.	80,640
21,729	Sands China Ltd.	77,872
28,414	Sino Land Co. Ltd.	44,761
52,583	SJM Holdings Ltd.	35,384
23,725	Sun Hung Kai Properties Ltd.	299,881
7,887	Swire Pacific Ltd., Class A	85,761
59,500	WH Group Ltd.(a)(b)	48,170
23,236	Wharf Holdings Ltd. (The)	126,107
8,500	Yue Yuen Industrial Holdings Ltd.	31,010

		2,955,389

	Indonesia—0.1%
111,930	Golden Agri-Resources Ltd.	33,311

	Ireland—0.1%
2,325	James Hardie Industries PLC	32,878

	New Zealand—0.8%
10,464	Contact Energy Ltd.	37,170
11,234	Fletcher Building Ltd.	65,514
27,600	Spark New Zealand Ltd.	71,600

		174,284

	Singapore—7.7%
18,242	Ascendas Real Estate Investment Trust REIT	33,388
33,780	CapitaLand Ltd.	78,164

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
22,671	CapitaLand Mall Trust REIT	$34,916
8,441	City Developments Ltd.	52,378
17,976	ComfortDelGro Corp. Ltd.	38,652
25,899	DBS Group Holdings Ltd.	294,436
59,100	Genting Singapore PLC	35,837
1,485	Jardine Cycle & Carriage Ltd.	42,670
38,572	Keppel Corp. Ltd.	154,971
33,727	Oversea-Chinese Banking Corp. Ltd.	220,071
23,241	Sembcorp Industries Ltd.	49,973
7,131	Singapore Airlines Ltd.	61,015
19,612	Singapore Press Holdings Ltd.	59,242
14,759	Singapore Technologies Engineering Ltd.	35,359
86,386	Singapore Telecommunications Ltd.	248,093
16,869	United Overseas Bank Ltd.	233,446
37,653	Wilmar International Ltd.	103,934

		1,776,545

	South Korea—29.7%
6,624	BNK Financial Group, Inc.	54,008
99	CJ CheilJedang Corp.	33,017
18	CJ CheilJedang Corp. (Preference Shares)	3,318
220	CJ Corp.	41,320
576	Daelim Industrial Co. Ltd.	45,851
810	Dongbu Insurance Co. Ltd.	49,834
693	Doosan Corp.	65,383
2,980	Doosan Heavy Industries & Construction Co. Ltd.	68,262
12,504	Doosan Infracore Co. Ltd.(a)	85,928
351	E-Mart, Inc.	56,528
1,395	GS Engineering & Construction Corp.(a)	37,954
1,021	GS Holdings Corp.	49,554
5,367	Hana Financial Group, Inc.	120,821
956	Hankook Tire Co. Ltd.	44,553
1,428	Hanwha Corp.	47,374
419	Hyosung Corp.	45,048
1,714	Hyundai Engineering & Construction Co. Ltd.	60,473
177	Hyundai Glovis Co. Ltd.	29,516
1,216	Hyundai Heavy Industries Co. Ltd.(a)	123,798
1,478	Hyundai Marine & Fire Insurance Co. Ltd.	41,250
852	Hyundai Mobis Co. Ltd.	194,792
2,279	Hyundai Motor Co.	287,025
366	Hyundai Motor Co. (Preference Shares)	31,287
585	Hyundai Motor Co. (2nd Preference Shares)	51,291
1,816	Hyundai Steel Co.	100,251
7,607	Industrial Bank of Korea	81,117
5,997	KB Financial Group, Inc.	183,163
1,191	KB Insurance Co. Ltd.	32,404
4,882	Kia Motors Corp.	205,238
4,704	Korea Electric Power Corp.	255,141
1,071	Korea Gas Corp.	38,962
81	Korea Zinc Co. Ltd.	35,225
1,598	Korean Air Lines Co. Ltd.(a)	40,953
2,893	KT Corp.	77,568
901	KT&G Corp.	97,264
481	LG Chem Ltd.	125,379
86	LG Chem Ltd. (Preference Shares)	14,907
1,107	LG Corp.	66,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
7,019	LG Display Co. Ltd.	$147,230
3,188	LG Electronics, Inc.	162,842
495	LG Electronics, Inc. (Preference Shares)	13,533
5,064	LG Uplus Corp.	49,778
164	Lotte Chemical Corp.	42,101
278	Lotte Shopping Co. Ltd.	66,365
450	OCI Co. Ltd.(a)	44,826
2,320	POSCO	489,696
1,012	Samsung Electro-Mechanics Co. Ltd.	46,275
1,265	Samsung Electronics Co. Ltd.	1,382,241
241	Samsung Electronics Co. Ltd. (Preference Shares)	220,610
404	Samsung Fire & Marine Insurance Co. Ltd.	104,422
29	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	4,772
6,821	Samsung Heavy Industries Co. Ltd.(a)	64,055
1,106	Samsung Life Insurance Co. Ltd.	106,290
808	Samsung SDI Co. Ltd.	80,843
4,561	Shinhan Financial Group Co. Ltd.	167,325
6,790	SK Hynix, Inc.	167,754
1,564	SK Innovation Co. Ltd.	212,761
7,832	SK Networks Co. Ltd.	46,673
409	SK Telecom Co. Ltd.	73,946
850	S-Oil Corp.	64,977
8,288	Woori Bank	76,377

		6,857,613

	United Kingdom—1.4%
8,271	Rio Tinto Ltd.	325,384

	Total Investments (Cost $25,713,928)—99.9%	23,054,364
	Other assets less liabilities—0.1%	20,437

	Net Assets—100.0%	$23,074,801

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $48,170, which represented less than 1% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	29.2
Industrials	12.0
Energy	11.1
Consumer Discretionary	10.8
Materials	9.8
Consumer Staples	7.3
Utilities	5.5
Health Care	5.2
Telecommunication Services	5.1
Information Technology	3.8
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—6.0%
29,950	AGL Energy Ltd.	$418,043
39,223	Amcor Ltd.	460,969
137,997	AMP Ltd.	619,237
30,327	APA Group	202,510
17,047	Asciano Ltd.	114,873
5,520	ASX Ltd.	184,217
98,033	Aurizon Holdings Ltd.	319,455
182,422	Australia & New Zealand Banking Group Ltd.	3,378,757
21,620	Bank of Queensland Ltd.	185,617
39,427	Bendigo & Adelaide Bank Ltd.	280,427
231,466	BGP Holdings PLC(a)	0
325,580	BHP Billiton Ltd.	5,138,286
206,740	BHP Billiton PLC	2,825,927
42,415	BlueScope Steel Ltd.	209,428
39,859	Boral Ltd.	195,895
38,168	Brambles Ltd.	363,516
14,267	Caltex Australia Ltd.	353,856
21,210	Challenger Ltd.	145,030
6,481	CIMIC Group Ltd.	177,016
36,082	Coca-Cola Amatil Ltd.	236,809
67,395	Commonwealth Bank of Australia	3,800,348
19,281	Computershare Ltd.	148,762
15,083	Crown Resorts Ltd.	135,940
5,602	CSL Ltd.	449,662
39,793	Dexus Property Group REIT	255,699
95,152	DUET Group	163,384
188,834	Fortescue Metals Group Ltd.	491,411
46,988	Goodman Group REIT	247,068
56,966	GPT Group (The) REIT	218,672

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
24,801	Iluka Resources Ltd.	$121,700
101,695	Incitec Pivot Ltd.	249,900
132,028	Insurance Australia Group Ltd.	581,369
33,667	Lend Lease Group	326,301
14,602	Macquarie Group Ltd.	707,613
83,835	Medibank Private Ltd.	200,893
128,599	Metcash Ltd.(a)	172,727
171,784	Mirvac Group REIT	245,151
133,767	National Australia Bank Ltd.	2,775,673
23,031	Newcrest Mining Ltd.(a)	333,419
24,684	Oil Search Ltd.	132,428
35,543	Orica Ltd.	415,007
223,735	Origin Energy Ltd.	937,381
32,323	OZ Minerals Ltd.	145,044
63,514	Qantas Airways Ltd.	156,076
99,162	QBE Insurance Group Ltd.	843,782
146,169	Santos Ltd.	535,435
157,719	Scentre Group REIT	564,504
17,741	Sonic Healthcare Ltd.	262,928
149,157	South32 Ltd.(a)	188,956
27,951	Star Entertainment Group Ltd. (The)	120,519
133,237	Stockland REIT	444,341
88,340	Suncorp Group Ltd.	842,709
48,760	Tabcorp Holdings Ltd.	164,846
74,746	Tatts Group Ltd.	215,050
247,047	Telstra Corp. Ltd.	1,010,542
34,788	Transurban Group	307,431
59,783	Vicinity Centres REIT	151,470
49,297	Wesfarmers Ltd.	1,609,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
51,543	Westfield Corp. REIT	$397,284
155,942	Westpac Banking Corp.	3,695,173
49,784	Woodside Petroleum Ltd.	1,076,712
85,630	Woolworths Ltd.	1,444,857
45,104	WorleyParsons Ltd.	240,604

		43,337,690

	Austria—0.3%
2,743	Andritz AG	153,660
19,347	Erste Group Bank AG(a)	556,636
6,221	Immoeast AG(a)	0
64,974	IMMOFINANZ AG(a)	153,226
20,505	OMV AG	615,552
18,526	Raiffeisen Bank International AG(a)	296,108
10,605	voestalpine AG	382,370

		2,157,552

	Belgium—0.8%
17,367	Ageas	681,475
16,468	Anheuser-Busch InBev SA/NV	2,038,941
2,551	Colruyt SA	146,907
6,452	Delhaize Group SA	676,388
12,171	KBC Groep NV	683,481
8,972	Proximus SADP(b)	301,860
4,292	Solvay SA	433,872
2,485	UCB SA(b)	185,999
6,132	Umicore SA(b)	305,688

		5,454,611

	Canada—7.7%
4,952	Agnico Eagle Mines Ltd.	234,475
6,381	Agrium, Inc.	550,785
8,327	Alimentation Couche-Tard, Inc., Class B	365,627
5,922	AltaGas Ltd.(b)	144,197
19,511	ARC Resources Ltd.(b)	329,752
4,532	ATCO Ltd., Class I	148,269
35,407	Bank of Montreal	2,310,529
68,342	Bank of Nova Scotia	3,590,056
51,274	Barrick Gold Corp.	994,288
107,323	Baytex Energy Corp.	550,067
12,624	BCE, Inc.	593,003
43,639	BlackBerry Ltd.(a)	308,671
190,152	Bombardier, Inc., Class B(a)	286,913
31,775	Brookfield Asset Management, Inc., Class A	1,075,571
16,906	Cameco Corp.	211,899
22,286	Canadian Imperial Bank of Commerce	1,803,020
14,112	Canadian National Railway Co.	870,424
65,342	Canadian Natural Resources Ltd.	1,965,581
2,658	Canadian Pacific Railway Ltd.	384,143
3,589	Canadian Real Estate Investment Trust REIT	126,901
3,124	Canadian Tire Corp. Ltd., Class A	340,857
8,227	Canadian Utilities Ltd., Class A	237,037
8,170	Capital Power Corp.	115,904
12,629	Celestica, Inc.(a)	135,606
78,289	Cenovus Energy, Inc.	1,243,149
5,879	CGI Group, Inc., Class A(a)	269,028
8,165	CI Financial Corp.	181,082

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
12,276	Cominar Real Estate Investment Trust REIT	$169,351
44,698	Crescent Point Energy Corp.	754,364
8,574	Dream Office Real Estate Investment Trust REIT	143,334
54,314	Eldorado Gold Corp.	229,380
10,597	Empire Co. Ltd., Class A	176,391
33,651	Enbridge, Inc.	1,400,200
193,782	Encana Corp.	1,485,157
72,329	Enerplus Corp.	398,427
630	Fairfax Financial Holdings Ltd.	338,236
14,087	Finning International, Inc.	250,790
95,674	First Quantum Minerals Ltd.	816,506
12,318	Fortis, Inc.	391,391
1,933	Franco-Nevada Corp.	135,955
3,738	George Weston Ltd.	324,919
11,672	Gibson Energy, Inc.	173,785
37,786	Goldcorp, Inc.	762,598
15,349	Great-West Lifeco, Inc.	452,407
16,835	H&R Real Estate Investment Trust REIT	294,606
41,377	Husky Energy, Inc.	522,250
47,095	IAMGOLD Corp.(a)	160,543
6,224	IGM Financial, Inc.	196,270
11,718	Imperial Oil Ltd.	389,259
5,267	Industrial Alliance Insurance and Financial Services, Inc.	175,342
4,569	Intact Financial Corp.	338,681
12,213	Inter Pipeline Ltd.(b)	261,596
5,045	Keyera Corp.	162,756
56,539	Kinross Gold Corp.(a)	322,732
9,421	Loblaw Cos. Ltd.	520,690
44,248	Lundin Mining Corp.(a)	174,152
21,556	Magna International, Inc.	906,915
115,400	Manulife Financial Corp.	1,704,375
4,118	Methanex Corp.	144,258
8,628	Metro, Inc.	289,230
19,953	National Bank of Canada	714,268
3,930	Onex Corp.	244,190
13,452	Pembina Pipeline Corp.(b)	404,763
108,677	Penn West Petroleum Ltd.(b)	124,068
48,467	Potash Corp. of Saskatchewan, Inc.	858,987
23,915	Power Corp. of Canada	582,124
17,217	Power Financial Corp.	453,448
33,937	Precision Drilling Corp.	176,377
4,423	Quebecor, Inc., Class B	118,502
15,947	RioCan Real Estate Investment Trust REIT	347,305
17,330	Rogers Communications, Inc., Class B	675,159
67,879	Royal Bank of Canada	4,222,522
6,210	Saputo, Inc.	195,581
21,489	Shaw Communications, Inc., Class B	398,351
8,582	Silver Wheaton Corp.	180,122
4,724	Smart Real Estate Investment Trust REIT	127,019
8,475	SNC-Lavalin Group, Inc.	319,419
33,014	Sun Life Financial, Inc.	1,128,053
91,168	Suncor Energy, Inc.	2,680,598
105,393	Teck Resources Ltd., Class B	1,292,381
9,653	TELUS Corp.	306,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
79,708	Toronto-Dominion Bank (The)	$3,553,961
5,606	Tourmaline Oil Corp.(a)	129,521
47,282	TransAlta Corp.	247,621
31,326	TransCanada Corp.	1,302,958
5,753	Vermilion Energy, Inc.	198,181
93,479	Yamana Gold, Inc.	464,186

		55,779,904

	Chile—0.0%
34,406	Antofagasta PLC	243,539

	China—0.1%
85,966	China Mengniu Dairy Co. Ltd.	146,062
120,011	Global Logistic Properties Ltd.	170,991
97,271	Tingyi Cayman Islands Holding Corp.	113,733
193,377	Want Want China Holdings Ltd.	149,074

		579,860

	Denmark—0.8%
457	A.P. Moeller—Maersk A/S, Class A	622,386
670	A.P. Moeller—Maersk A/S, Class B	942,370
4,089	Carlsberg A/S, Class B	398,310
27,102	Danske Bank A/S	766,562
3,895	DSV A/S	163,932
3,381	FLSmidth & Co. A/S	131,321
7,080	ISS A/S	268,892
3,241	Jyske Bank A/S	132,716
19,140	Novo Nordisk A/S, Class B	1,068,880
2,498	Novozymes A/S, Class B	119,743
1,043	Pandora A/S	135,465
90,839	TDC A/S	464,938
3,282	Vestas Wind Systems A/S	234,851

		5,450,366

	Finland—0.7%
5,171	Elisa Oyj	193,136
41,873	Fortum Oyj	631,143
5,124	Kesko Oyj, Class B	204,761
7,471	Kone Oyj, Class B	340,907
8,833	Metso Oyj	212,353
6,718	Neste Oyj	214,983
168,925	Nokia Oyj	996,413
4,865	Nokian Renkaat Oyj	179,534
3,325	Orion Oyj, Class B	116,001
16,356	Sampo Oyj, Class A	714,302
42,927	Stora Enso Oyj, Class R(b)	374,648
35,147	UPM-Kymmene Oyj	671,463
5,308	Wartsila Oyj Abp	227,617

		5,077,261

	France—9.4%
7,799	Accor SA(b)	345,557
40,953	Air France-KLM(a)	367,364
11,929	Air Liquide SA	1,352,624
18,833	Airbus Group SE	1,177,958
14,616	Alstom SA(a)	373,646
4,887	Arkema SA	390,021
3,369	Atos SE	299,781

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
164,383	AXA SA(b)	$4,144,896
90,874	BNP Paribas SA	4,812,774
37,272	Bollore SA	147,706
18,337	Bouygues SA(b)	611,586
7,020	Bureau Veritas SA	166,435
4,820	Capgemini SA	450,093
55,554	Carrefour SA	1,574,493
13,719	Casino Guichard Perrachon SA(b)	816,450
204,858	CGG SA(a)(b)	192,400
2,092	Christian Dior SE	367,438
36,643	Cie de Saint-Gobain	1,678,552
10,984	Cie Generale des Etablissements Michelin	1,146,714
13,356	CNP Assurances(b)	227,394
100,067	Credit Agricole SA	1,107,034
17,531	Danone SA	1,228,240
7,599	Edenred	149,874
5,171	Eiffage SA	411,206
56,174	Electricite de France SA	807,131
6,205	Elior Group(c)	133,432
187,024	Engie SA(b)	3,084,593
3,047	Essilor International SA	394,531
2,750	Eurazeo SA	193,707
5,779	Eutelsat Communications SA	179,540
5,224	Faurecia	215,818
1,642	Fonciere des Regions REIT	155,418
1,428	Gecina SA REIT	206,571
10,430	Groupe Eurotunnel SE	133,198
2,037	ICADE REIT	160,399
2,656	Kering	455,242
4,244	Klepierre REIT(b)	199,660
9,036	Lagardere SCA	239,795
7,552	Legrand SA	430,235
4,761	L’Oreal SA(b)	864,029
6,267	LVMH Moet Hennessy Louis Vuitton SE(b)	1,041,514
62,705	Natixis SA	345,953
6,324	Neopost SA	154,859
3,223	Nexans SA(a)	150,058
2,573	Nexity SA	138,007
155,236	Orange SA	2,574,536
5,731	Pernod Ricard SA	618,854
41,067	Peugeot SA(a)	661,092
6,103	Publicis Groupe SA	451,768
11,466	Renault SA	1,106,814
40,304	Rexel SA	610,725
7,989	Safran SA	550,567
53,565	Sanofi	4,423,995
27,455	Schneider Electric SE	1,787,366
10,750	SCOR SE(b)	366,112
95,027	Societe Generale SA	3,727,740
3,566	Sodexo SA	360,196
22,744	Suez Environnement Co.(b)	419,402
9,023	Technip SA(b)	528,196
1,473	Teleperformance	132,269
3,367	Thales SA	291,158
187,439	Total SA	9,431,031
3,058	Unibail-Rodamco SE REIT	819,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
3,042	Valeo SA	$482,381
90,303	Vallourec SA(b)	469,048
38,038	Veolia Environnement SA(b)	934,726
22,881	Vinci SA	1,709,728
87,592	Vivendi SA(b)	1,681,421
1,884	Wendel SA	217,726
6,209	Zodiac Aerospace	145,607

		67,725,964

	Germany—9.2%
3,972	Aareal Bank AG	141,120
5,535	Adidas AG	713,829
34,216	Allianz SE	5,809,810
6,353	Aurubis AG	344,792
60,927	BASF SE	5,034,822
24,395	Bayer AG	2,815,036
25,793	Bayerische Motoren Werke AG	2,378,131
4,266	Bayerische Motoren Werke AG (Preference Shares)	338,848
1,542	Beiersdorf AG	138,394
4,415	Bilfinger SE	192,484
6,499	Brenntag AG	381,188
181,238	Commerzbank AG	1,693,860
3,525	Continental AG	774,365
66,517	Daimler AG	4,623,680
200,475	Deutsche Bank AG	3,781,741
5,184	Deutsche Boerse AG	425,659
29,995	Deutsche Lufthansa AG	465,851
63,226	Deutsche Post AG	1,856,743
191,994	Deutsche Telekom AG	3,361,175
6,309	Deutsche Wohnen BR AG	193,260
430,431	E.ON SE	4,441,382
7,212	Evonik Industries AG	228,520
5,491	Freenet AG	167,731
5,075	Fresenius Medical Care AG & Co. KGaA	440,308
10,686	Fresenius SE & Co. KGaA	777,434
4,701	GEA Group AG	218,010
3,288	Hannover Rueck SE	375,009
7,549	HeidelbergCement AG	670,862
2,667	Henkel AG & Co. KGaA	271,039
3,881	Henkel AG & Co. KGaA (Preference Shares)	443,088
1,776	HOCHTIEF AG	227,722
2,630	HUGO BOSS AG	167,753
25,435	Infineon Technologies AG	361,965
16,482	K+S AG	411,155
2,340	KION Group AG	127,520
13,095	Kloeckner & Co. SE	152,608
6,964	LANXESS AG	364,234
1,390	LEG Immobilien AG	128,652
4,308	Leoni AG(b)	155,254
8,023	Linde AG	1,225,831
1,583	MAN SE	171,790
2,558	Merck KGaA	240,449
32,046	METRO AG	1,018,532
1,723	MTU Aero Engines AG	162,651
11,912	Muenchener Rueckversicherungs-Gesellschaft AG	2,209,549

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
3,461	Osram Licht AG	$180,662
9,041	Porsche Automobil Holding SE (Preference Shares)	504,604
7,581	ProSiebenSat.1 Media SE	386,562
2,249	Rheinmetall AG	175,985
159,932	RWE AG(a)	2,389,557
10,643	RWE AG (Preference Shares)	116,475
6,658	Salzgitter AG	225,379
17,314	SAP SE	1,354,825
41,342	Siemens AG	4,314,626
8,568	Suedzucker AG	151,126
1,979	Symrise AG	131,148
4,163	Talanx AG	138,155
28,026	Telefonica Deutschland Holding AG	142,329
43,292	thyssenkrupp AG	1,007,061
22,990	TUI AG	333,750
3,579	Volkswagen AG	567,125
23,316	Volkswagen AG (Preference Shares)	3,376,843
8,252	Vonovia Se	277,730

		66,397,778

	Hong Kong—1.5%
245,677	AIA Group Ltd.	1,479,028
48,327	Bank of East Asia Ltd. (The)	175,996
181,048	BOC Hong Kong (Holdings) Ltd.	542,640
59,038	Cheung Kong Property Holdings Ltd.	405,272
51,118	CK Hutchison Holdings Ltd.	612,847
46,571	CLP Holdings Ltd.	430,757
44,032	Galaxy Entertainment Group Ltd.	148,718
101,740	Hang Lung Properties Ltd.	203,029
26,310	Hang Seng Bank Ltd.	478,228
42,535	Henderson Land Development Co. Ltd.	265,940
131,709	Hong Kong & China Gas Co. Ltd.	245,855
9,823	Hong Kong Exchanges and Clearing Ltd.	248,576
53,410	Hongkong Land Holdings Ltd.	339,154
301,868	Hutchison Port Holdings Trust	134,331
30,659	Hysan Development Co. Ltd.	135,763
6,643	Jardine Matheson Holdings Ltd.	367,358
4,431	Jardine Strategic Holdings Ltd.	128,277
388,044	Li & Fung Ltd.	240,614
75,506	Link REIT	458,942
42,527	MTR Corp. Ltd.	210,519
415,352	New World Development Co. Ltd.	414,431
839,636	Noble Group Ltd.(a)	287,365
31,172	Power Assets Holdings Ltd.	297,165
82,033	Sands China Ltd.	293,987
108,178	Sino Land Co. Ltd.	170,414
198,524	SJM Holdings Ltd.	133,591
90,459	Sun Hung Kai Properties Ltd.	1,143,390
29,311	Swire Pacific Ltd., Class A	318,721
223,075	WH Group Ltd.(a)(c)	180,595
85,657	Wharf Holdings Ltd. (The)	464,879
31,180	Yue Yuen Industrial Holdings Ltd.	113,752

		11,070,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Indonesia—0.0%
419,155	Golden Agri-Resources Ltd.	$124,744

	Ireland—0.4%
1,546,067	Bank of Ireland(a)	469,259
34,993	CRH PLC	1,019,074
21,216	Experian PLC	388,802
8,698	James Hardie Industries PLC	123,000
2,350	Kerry Group PLC, Class A	209,593
1,567	Ryanair Holdings PLC ADR	126,849
6,671	Shire PLC	416,400
12,078	Smurfit Kappa Group PLC	320,246

		3,073,223

	Israel—0.3%
49,736	Bank Hapoalim BM	256,109
67,310	Bank Leumi Le-Israel BM(a)	248,141
117,061	Bezeq The Israeli Telecommunication Corp. Ltd.	249,960
55,326	Israel Chemicals Ltd.	274,814
26,668	Teva Pharmaceutical Industries Ltd.	1,501,124

		2,530,148

	Italy—3.3%
121,955	A2A SpA	174,043
148,520	Assicurazioni Generali SpA	2,265,829
16,439	Atlantia SpA	457,907
745,906	Banca Monte dei Paschi di Siena SpA(a)	603,579
44,857	Banca Popolare dell’Emilia Romagna SC	262,279
276,054	Banca Popolare di Milano Scarl	209,310
41,472	Banco Popolare SC	292,837
804,863	Enel SpA	3,648,680
367,538	Eni SpA	5,977,624
3,532	Ferrari NV(a)	159,064
24,605	Finmeccanica SpA(a)	310,840
39,641	Hera SpA	119,228
704,734	Intesa Sanpaolo SpA	1,953,343
53,759	Intesa Sanpaolo SpA-RSP	141,371
11,186	Italcementi SpA	132,731
3,274	Luxottica Group SpA	178,381
57,251	Mediaset SpA	257,700
36,006	Mediobanca SpA	295,893
9,807	Prysmian SpA	231,276
98,138	Snam SpA	599,104
1,124,769	Telecom Italia SpA(a)	1,095,015
707,716	Telecom Italia SpA RSP	555,249
54,618	Terna-Rete Elettrica Nationale SpA	308,029
711,190	UniCredit SpA	2,748,329
124,863	Unione di Banche Italiane SpA	529,430
84,588	Unipol Gruppo Finanziario SpA	362,342
85,942	UnipolSai SpA	200,608

		24,070,021

	Japan—20.7%
78,140	Aeon Co. Ltd.	1,200,272
9,386	Air Water, Inc.	146,148
13,973	Aisin Seiki Co. Ltd.	565,476
15,211	Ajinomoto Co., Inc.	363,233
14,849	Alfresa Holdings Corp.	296,716

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
9,088	Alps Electric Co. Ltd.	$169,028
13,502	Amada Holdings Co. Ltd.	140,453
60,814	ANA Holdings, Inc.	175,062
52,760	Aozora Bank Ltd.	192,805
113,542	Asahi Glass Co. Ltd.	688,712
14,082	Asahi Group Holdings Ltd.	461,832
111,239	Asahi Kasei Corp.	789,834
55,061	Astellas Pharma, Inc.	770,375
8,179	Bandai Namco Holdings, Inc.	178,876
22,206	Bank of Kyoto Ltd. (The)	155,242
3,654	Benesse Holdings, Inc.	106,039
29,452	Bridgestone Corp.	1,132,992
16,694	Brother Industries Ltd.	199,245
57,390	Canon, Inc.	1,669,215
5,715	Casio Computer Co. Ltd.	112,970
5,889	Central Japan Railway Co.	1,069,702
42,205	Chiba Bank Ltd. (The)	222,474
41,216	Chubu Electric Power Co., Inc.	558,753
4,220	Chugai Pharmaceutical Co. Ltd.	148,299
26,143	Chugoku Electric Power Co., Inc. (The)	348,427
19,350	Citizen Holdings Co. Ltd.	112,850
67,775	Concordia Financial Group Ltd.(a)	324,575
9,451	Credit Saison Co. Ltd.	180,019
39,201	Dai Nippon Printing Co. Ltd.	381,403
10,656	Daicel Corp.	137,937
32,630	Daido Steel Co. Ltd.	113,753
19,485	Daihatsu Motor Co. Ltd.	273,167
123,351	Dai-ichi Life Insurance Co. Ltd. (The)	1,578,275
31,461	Daiichi Sankyo Co. Ltd.	764,803
7,603	Daikin Industries Ltd.	631,292
2,851	Daito Trust Construction Co. Ltd.	412,881
24,876	Daiwa House Industry Co. Ltd.	688,888
78,780	Daiwa Securities Group, Inc.	475,795
38,150	Denka Co. Ltd.	166,156
24,229	Denso Corp.	962,638
7,540	Dentsu, Inc.	399,568
85,251	DIC Corp.	204,771
3,268	Don Quijote Holdings Co. Ltd.	121,410
16,182	East Japan Railway Co.	1,485,789
34,896	Ebara Corp.	164,704
7,066	Eisai Co. Ltd.	451,387
11,793	Electric Power Development Co. Ltd.	365,380
4,567	FANUC Corp.	704,503
896	Fast Retailing Co. Ltd.	244,402
47,202	Fuji Electric Co. Ltd.	209,551
17,220	Fuji Heavy Industries Ltd.	598,061
19,865	FUJIFILM Holdings Corp.	848,294
28,054	Fujikura Ltd.	142,374
243,207	Fujitsu Ltd.	888,315
78,528	Fukuoka Financial Group, Inc.	277,430
85,302	Furukawa Electric Co. Ltd.	214,461
33,037	Gunma Bank Ltd. (The)	135,551
27,797	Hachijuni Bank Ltd. (The)	126,002
12,118	Hakuhodo DY Holdings, Inc.	142,478
51,338	Hankyu Hanshin Holdings, Inc.	333,473
13,114	Haseko Corp.	125,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
17,981	Hino Motors Ltd.	$181,835
32,932	Hiroshima Bank Ltd. (The)	123,732
9,587	Hitachi Construction Machinery Co. Ltd.	158,417
607,236	Hitachi Ltd.	2,926,220
10,688	Hitachi Metals Ltd.	113,877
17,970	Hokkaido Electric Power Co., Inc.(a)	168,288
104,429	Hokuhoku Financial Group, Inc.	136,642
11,940	Hokuriku Electric Power Co.	160,249
146,643	Honda Motor Co. Ltd.	4,101,399
11,503	Hoya Corp.	458,099
10,365	Ibiden Co. Ltd.	135,042
14,887	Idemitsu Kosan Co. Ltd.	327,808
189,384	IHI Corp.	433,657
7,860	Iida Group Holdings Co. Ltd.	153,608
102,664	Inpex Corp.	852,247
23,887	Isetan Mitsukoshi Holdings Ltd.	264,332
35,914	Isuzu Motors Ltd.	401,282
108,821	ITOCHU Corp.	1,439,149
20,214	J Front Retailing Co. Ltd.	253,348
3,528	Japan Airlines Co. Ltd.	130,344
76,513	Japan Display, Inc.(a)	154,463
26,528	Japan Post Bank Co. Ltd.	333,475
49,688	Japan Post Holdings Co. Ltd.	689,627
11,109	Japan Post Insurance Co. Ltd.	261,956
21,996	Japan Tobacco, Inc.	931,276
78,680	JFE Holdings, Inc.	1,161,503
14,591	JGC Corp.	256,923
44,533	Joyo Bank Ltd. (The)	161,075
11,079	JSR Corp.	157,495
15,413	JTEKT Corp.	206,140
235,944	JX Holdings, Inc.	1,037,761
43,538	Kajima Corp.	278,738
21,378	Kaneka Corp.	186,217
57,022	Kansai Electric Power Co., Inc. (The)(a)	520,790
10,764	Kao Corp.	615,287
116,927	Kawasaki Heavy Industries Ltd.	345,333
165,588	Kawasaki Kisen Kaisha Ltd.(b)	365,239
56,713	KDDI Corp.	1,679,737
13,065	Keikyu Corp.	121,254
15,434	Keio Corp.	139,922
375	Keyence Corp.	235,385
65,475	Kintetsu Group Holdings Co. Ltd.	275,375
56,685	Kirin Holdings Co. Ltd.	843,163
575,714	Kobe Steel Ltd.	581,122
3,105	Koito Manufacturing Co. Ltd.	140,457
61,665	Komatsu Ltd.	1,098,783
34,177	Konica Minolta, Inc.	309,204
40,109	Kubota Corp.	622,093
20,117	Kuraray Co. Ltd.	264,353
4,764	Kurita Water Industries Ltd.	117,636
14,904	Kyocera Corp.	762,368
8,055	Kyowa Hakko Kirin Co. Ltd.	149,363
41,048	Kyushu Electric Power Co., Inc.(a)	426,612
1,864	Lawson, Inc.	148,082
18,187	Leopalace21 Corp.	113,377
16,134	LIXIL Group Corp.	347,123

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
3,146	Makita Corp.	$203,470
223,790	Marubeni Corp.	1,225,883
9,280	Marui Group Co. Ltd.	146,839
37,098	Mazda Motor Corp.	604,864
15,685	Medipal Holdings Corp.	257,862
3,221	MEIJI Holdings Co. Ltd.	258,294
123,950	Mitsubishi Chemical Holdings Corp.	673,995
129,117	Mitsubishi Corp.	2,248,189
112,393	Mitsubishi Electric Corp.	1,258,440
30,863	Mitsubishi Estate Co. Ltd.	611,808
26,702	Mitsubishi Gas Chemical Co., Inc.	151,485
267,436	Mitsubishi Heavy Industries Ltd.	993,559
132,218	Mitsubishi Materials Corp.	436,216
43,195	Mitsubishi Motors Corp.	181,266
7,508	Mitsubishi Tanabe Pharma Corp.	137,747
1,208,662	Mitsubishi UFJ Financial Group, Inc.	5,875,276
173,522	Mitsui & Co. Ltd.	2,175,613
87,287	Mitsui Chemicals, Inc.	303,479
113,769	Mitsui Engineering & Shipbuilding Co. Ltd.	183,953
30,139	Mitsui Fudosan Co. Ltd.	767,594
92,126	Mitsui Mining & Smelting Co. Ltd.	179,094
221,515	Mitsui OSK Lines Ltd.	490,668
2,031,112	Mizuho Financial Group, Inc.	3,185,388
34,233	MS&AD Insurance Group Holdings, Inc.	949,770
3,572	Murata Manufacturing Co. Ltd.	493,927
38,028	Nagoya Railroad Co. Ltd.	196,191
286,292	NEC Corp.	722,453
7,603	NGK Insulators Ltd.	164,431
7,310	NGK Spark Plug Co. Ltd.	153,790
11,766	NH Foods Ltd.	267,332
13,891	NHK Spring Co. Ltd.	128,011
4,536	Nidec Corp.	346,999
19,862	Nikon Corp.	299,058
2,191	Nintendo Co. Ltd.	310,338
45,083	Nippon Electric Glass Co. Ltd.	246,493
68,182	Nippon Express Co. Ltd.	324,358
13,550	Nippon Paper Industries Co. Ltd.	266,707
228,707	Nippon Sheet Glass Co. Ltd.(a)	183,829
82,813	Nippon Steel & Sumitomo Metal Corp.	1,810,361
30,752	Nippon Telegraph & Telephone Corp.	1,397,988
274,733	Nippon Yusen Kabushiki Kaisha	557,195
200,210	Nissan Motor Co. Ltd.	1,871,209
8,823	Nisshin Seifun Group, Inc.	148,349
11,231	Nisshin Steel Co. Ltd.	156,821
2,317	Nissin Foods Holdings Co. Ltd.	110,008
1,503	Nitori Holdings Co. Ltd.	144,407
5,945	Nitto Denko Corp.	335,380
8,360	NOK Corp.	145,799
217,477	Nomura Holdings, Inc.	973,407
7,428	Nomura Real Estate Holdings, Inc.	140,514
25,945	NSK Ltd.	239,093
43,583	NTN Corp.	142,568
4,806	NTT Data Corp.	257,829
52,489	NTT DoCoMo, Inc.	1,274,022
34,582	Obayashi Corp.	349,391
17,332	Odakyu Electric Railway Co. Ltd.	193,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
88,720	OJI Holdings Corp.	$375,627
6,217	Olympus Corp.	252,468
9,025	OMRON Corp.	300,285
5,276	Ono Pharmaceutical Co. Ltd.	245,469
2,039	Oriental Land Co. Ltd.	144,833
55,605	ORIX Corp.	824,500
129,657	Osaka Gas Co. Ltd.	480,844
12,851	Otsuka Holdings Co. Ltd.	515,986
213,453	Panasonic Corp.	1,983,809
14,602	Rakuten, Inc.	166,566
9,055	Recruit Holdings Co. Ltd.	289,012
22,197	Rengo Co. Ltd.	124,060
204,781	Resona Holdings, Inc.	752,557
61,309	Ricoh Co. Ltd.	649,791
4,517	Rohm Co. Ltd.	206,863
7,137	Santen Pharmaceutical Co. Ltd.	106,460
23,638	Sapporo Holdings Ltd.	130,126
12,683	SBI Holdings, Inc.	137,741
5,532	Secom Co. Ltd.	436,635
12,459	Sega Sammy Holdings, Inc.	139,967
5,594	Seibu Holdings, Inc.	122,133
13,641	Seiko Epson Corp.	235,350
10,949	Seino Holdings Co. Ltd.	115,533
22,381	Sekisui Chemical Co. Ltd.	290,130
29,938	Sekisui House Ltd.	540,448
34,100	Seven & i Holdings Co. Ltd.	1,447,884
289,553	Sharp Corp.(a)(b)	400,522
10,481	Shikoku Electric Power Co., Inc.	133,125
802	Shimano, Inc.	120,530
28,679	Shimizu Corp.	263,484
15,861	Shin-Etsu Chemical Co. Ltd.	919,536
95,096	Shinsei Bank Ltd.	138,651
4,600	Shionogi & Co. Ltd.	242,608
12,880	Shiseido Co. Ltd.	299,143
29,798	Shizuoka Bank Ltd. (The)	229,762
236,805	Showa Denko K.K.	254,522
30,728	Showa Shell Sekiyu K.K.	329,695
1,254	SMC Corp.	320,488
41,132	SoftBank Group Corp.	2,301,962
227,790	Sojitz Corp.	474,762
28,153	Sompo Japan Nipponkoa Holdings, Inc.	773,717
79,605	Sony Corp.	2,066,851
10,518	Sony Financial Holdings, Inc.	136,642
5,379	Stanley Electric Co. Ltd.	115,227
127,683	Sumitomo Chemical Co. Ltd.	603,838
104,273	Sumitomo Corp.	1,140,235
61,227	Sumitomo Electric Industries Ltd.	769,665
12,693	Sumitomo Forestry Co. Ltd.	152,323
44,779	Sumitomo Heavy Industries Ltd.	197,958
36,490	Sumitomo Metal Mining Co. Ltd.	426,987
125,239	Sumitomo Mitsui Financial Group, Inc.	3,994,960
277,766	Sumitomo Mitsui Trust Holdings, Inc.	894,604
14,366	Sumitomo Realty & Development Co. Ltd.	435,700
12,901	Sumitomo Rubber Industries Ltd.	204,979
3,518	Suntory Beverage & Food Ltd.	157,495
8,589	Suzuken Co. Ltd.	307,051

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
24,308	Suzuki Motor Corp.	$698,604
61,268	T&D Holdings, Inc.	619,294
113,640	Taiheiyo Cement Corp.	310,135
48,756	Taisei Corp.	340,852
1,703	Taisho Pharmaceutical Holdings Co. Ltd.	143,250
22,241	Takashimaya Co. Ltd.	167,751
30,012	Takeda Pharmaceutical Co. Ltd.	1,475,986
6,381	TDK Corp.	392,420
67,431	Teijin Ltd.	250,200
6,347	Terumo Corp.	250,629
40,987	Tobu Railway Co., Ltd.	215,288
23,260	Toho Gas Co. Ltd.	163,045
6,757	Toho Holdings Co. Ltd.	161,607
37,035	Tohoku Electric Power Co., Inc.	487,362
40,331	Tokio Marine Holdings, Inc.	1,390,542
303,295	Tokyo Electric Power Co. Holdings, Inc.(a)	1,672,452
4,716	Tokyo Electron Ltd.	326,653
148,537	Tokyo Gas Co. Ltd.	673,445
39,754	Tokyu Corp.	352,601
26,043	Tokyu Fudosan Holdings Corp.	184,500
37,522	TonenGeneral Sekiyu K.K.	367,172
40,755	Toppan Printing Co. Ltd.	360,718
71,509	Toray Industries, Inc.	619,350
774,495	Toshiba Corp.(a)	1,701,073
56,301	Tosoh Corp.	268,363
4,584	TOTO Ltd.	163,018
10,661	Toyo Seikan Group Holdings Ltd.	218,710
2,868	Toyo Suisan Kaisha Ltd.	104,539
6,066	Toyoda Gosei Co. Ltd.	116,280
10,041	Toyota Industries Corp.	456,558
142,171	Toyota Motor Corp.	7,512,826
15,625	Toyota Tsusho Corp.	368,008
116,463	Ube Industries Ltd.	228,583
5,614	Unicharm Corp.	120,287
24,969	UNY Group Holdings Co. Ltd.	186,693
9,470	West Japan Railway Co.	591,062
65,597	Yamada Denki Co. Ltd.	337,197
17,808	Yamaguchi Financial Group, Inc.	170,599
4,325	Yamaha Corp.	129,352
17,178	Yamaha Motor Co. Ltd.	297,177
16,424	Yamato Holdings Co. Ltd.	342,157
7,902	Yamazaki Baking Co. Ltd.	192,906
7,168	Yokohama Rubber Co. Ltd. (The)	125,948

		149,137,370

	Jersey Island—0.0%
1,293	Randgold Resources Ltd.	128,232

	Luxembourg—0.5%
450,443	ArcelorMittal SA	2,544,491
2,335	RTL Group SA	195,124
9,224	SES SA FDR, Class A(b)	251,704
27,046	Tenaris SA	364,910

		3,356,229

	Netherlands—4.5%
11,074	ABN AMRO Group NV CVA(a)(c)	236,803
293,735	Aegon NV	1,686,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands (continued)
11,083	Akzo Nobel NV	$785,626
6,991	Altice NV, Class A(a)	106,095
2,232	Altice NV, Class B(a)	34,115
4,386	ASML Holding NV	423,984
4,525	Boskalis Westminster NV	188,676
94,049	Delta Lloyd NV	479,780
9,933	Fugro NV CVA(a)	202,165
1,950	Gemalto NV	126,859
4,338	Heineken Holding NV, Class A	358,181
5,662	Heineken NV	530,795
247,617	ING Groep NV CVA	3,033,187
47,036	Koninklijke Ahold NV	1,023,580
23,537	Koninklijke BAM Groep NV(b)	113,359
10,327	Koninklijke DSM NV	633,509
187,952	Koninklijke KPN NV	739,455
47,563	Koninklijke Philips NV	1,307,430
26,887	NN Group NV	931,857
33,623	PostNL NV(a)	147,109
5,568	Randstad Holding NV	299,127
443,035	Royal Dutch Shell PLC, Class A	11,548,998
274,201	Royal Dutch Shell PLC, Class B	7,173,957
9,661	SBM Offshore NV	129,408
18,666	TNT Express NV(a)	169,472
8,496	Wolters Kluwer NV	323,406

		32,733,116

	New Zealand—0.1%
39,192	Contact Energy Ltd.	139,218
42,066	Fletcher Building Ltd.	245,318
103,360	Spark New Zealand Ltd.	268,138

		652,674

	Norway—0.8%
66,022	DNB ASA	845,327
9,496	Gjensidige Forsikring ASA	162,623
16,327	Marine Harvest ASA	254,059
89,297	Norsk Hydro ASA(b)	388,467
35,146	Orkla ASA	306,838
134,721	Statoil ASA	2,380,771
48,938	Storebrand ASA(a)	207,181
43,346	Telenor ASA	746,087
7,652	TGS Nopec Geophysical Co. ASA	128,003
10,828	Yara International ASA	433,532

		5,852,888

	Portugal—0.2%
4,925,932	Banco Comercial Portugues SA(a)	218,342
185,170	EDP-Energias de Portugal SA	658,310
29,486	Galp Energia SGPS SA	405,092
9,308	Jeronimo Martins SGPS SA	152,345

		1,434,089

	Singapore—0.9%
68,567	Ascendas Real Estate Investment Trust REIT	125,497
126,664	CapitaLand Ltd.	293,088
85,103	CapitaLand Mall Trust REIT	131,069
31,858	City Developments Ltd.	197,683
67,493	ComfortDelGro Corp. Ltd.	145,125

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
97,135	DBS Group Holdings Ltd.	$1,104,291
221,591	Genting Singapore PLC	134,368
5,339	Jardine Cycle & Carriage Ltd.	153,411
144,782	Keppel Corp. Ltd.	581,692
126,547	Oversea-Chinese Banking Corp. Ltd.	825,726
87,211	Sembcorp Industries Ltd.	187,523
26,675	Singapore Airlines Ltd.	228,237
73,565	Singapore Press Holdings Ltd.	222,219
55,262	Singapore Technologies Engineering Ltd.	132,394
323,772	Singapore Telecommunications Ltd.	929,846
63,132	United Overseas Bank Ltd.	873,669
141,127	Wilmar International Ltd.	389,555

		6,655,393

	South Africa—0.1%
26,855	Investec PLC	205,748
12,987	Mondi PLC	248,842

		454,590

	South Korea—3.6%
24,811	BNK Financial Group, Inc.	202,294
372	CJ CheilJedang Corp.	124,065
66	CJ CheilJedang Corp. (Preference Shares)	12,164
821	CJ Corp.	154,199
2,167	Daelim Industrial Co. Ltd.	172,500
3,040	Dongbu Insurance Co. Ltd.	187,032
2,602	Doosan Corp.	245,493
11,167	Doosan Heavy Industries & Construction Co. Ltd.	255,800
46,837	Doosan Infracore Co. Ltd.(a)	321,866
1,307	E-Mart, Inc.	210,492
5,216	GS Engineering & Construction Corp.(a)	141,913
3,827	GS Holdings Corp.	185,741
20,106	Hana Financial Group, Inc.	452,623
3,576	Hankook Tire Co. Ltd.	166,654
5,353	Hanwha Corp.	177,588
1,570	Hyosung Corp.	168,795
6,429	Hyundai Engineering & Construction Co. Ltd.	226,826
672	Hyundai Glovis Co. Ltd.	112,059
4,562	Hyundai Heavy Industries Co. Ltd.(a)	464,448
5,530	Hyundai Marine & Fire Insurance Co. Ltd.	154,339
3,189	Hyundai Mobis Co. Ltd.	729,098
8,537	Hyundai Motor Co.	1,075,180
1,384	Hyundai Motor Co. (Preference Shares)	118,309
2,200	Hyundai Motor Co. (2nd Preference Shares)	192,891
6,813	Hyundai Steel Co.	376,108
28,481	Industrial Bank of Korea	303,707
22,464	KB Financial Group, Inc.	686,104
4,450	KB Insurance Co. Ltd.	121,073
18,283	Kia Motors Corp.	768,611
17,611	Korea Electric Power Corp.	955,204
4,004	Korea Gas Corp.	145,661
308	Korea Zinc Co. Ltd.	133,942
5,978	Korean Air Lines Co. Ltd.(a)	153,201
10,839	KT Corp.	290,619
3,383	KT&G Corp.	365,200
1,811	LG Chem Ltd.	472,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
328	LG Chem Ltd. (Preference Shares)	$56,855
4,152	LG Corp.	248,158
26,293	LG Display Co. Ltd.	551,521
11,945	LG Electronics, Inc.	610,145
1,861	LG Electronics, Inc. (Preference Shares)	50,878
18,968	LG Uplus Corp.	186,450
623	Lotte Chemical Corp.	159,933
1,049	Lotte Shopping Co. Ltd.	250,420
1,681	OCI Co. Ltd.(a)	167,451
8,682	POSCO	1,832,562
3,796	Samsung Electro-Mechanics Co. Ltd.	173,575
4,768	Samsung Electronics Co. Ltd.	5,209,900
896	Samsung Electronics Co. Ltd. (Preference Shares)	820,193
1,517	Samsung Fire & Marine Insurance Co. Ltd.	392,098
104	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	17,114
25,551	Samsung Heavy Industries Co. Ltd.(a)	239,947
4,150	Samsung Life Insurance Co. Ltd.	398,828
3,031	Samsung SDI Co. Ltd.	303,260
17,081	Shinhan Financial Group Co. Ltd.	626,633
25,439	SK Hynix, Inc.	628,496
5,856	SK Innovation Co. Ltd.	796,630
29,343	SK Networks Co. Ltd.	174,863
1,533	SK Telecom Co. Ltd.	277,162
3,179	S-Oil Corp.	243,015
31,040	Woori Bank	286,045

		25,725,993

	Spain—4.5%
21,339	Abertis Infraestructuras SA	359,888
2,355	Acciona SA	188,649
24,024	ACS Actividades de Construccion y Servicios SA	794,521
1,197	Aena SA(a)(c)	170,756
5,957	Amadeus IT Holding SA, Class A	271,140
467,807	Banco Bilbao Vizcaya Argentaria SA	3,205,706
363,228	Banco de Sabadell SA	694,342
228,862	Banco Popular Espanol SA	622,552
2,180,907	Banco Santander SA	11,043,219
323,485	Bankia SA	301,219
24,411	Bankinter SA	186,096
232,212	CaixaBank SA	699,219
59,729	Distribuidora Internacional de Alimentacion SA	331,518
8,385	Enagas SA	255,508
50,170	Endesa SA	1,053,569
21,854	Ferrovial SA	470,323
18,777	Fomento de Construcciones y Contratas SA(a)	163,060
25,491	Gas Natural SDG SA	530,347
4,355	Grifols SA	94,747
3,381	Grifols SA (Preference Shares), Class B	53,265
274,865	Iberdrola SA	1,953,121
16,510	Industria de Diseno Textil SA	530,134
151,799	Mapfre SA	385,106
21,121	Obrascon Huarte Lain SA	149,524
3,459	Red Electrica Corp. SA	308,899

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
192,486	Repsol SA	$2,523,207
456,895	Telefonica SA	4,982,905

		32,322,540

	Sweden—2.1%
11,172	Alfa Laval AB(b)	176,302
15,789	ASSA ABLOY AB, Class B	331,428
19,125	Atlas Copco AB, Class A(b)	495,382
12,387	Atlas Copco AB, Class B	297,537
16,001	Boliden AB	279,234
12,739	Electrolux AB, Series B	369,985
6,806	Getinge AB, Class B	144,053
27,663	Hennes & Mauritz AB, Class B(b)	984,461
5,376	Hexagon AB, Class B	214,572
17,202	Husqvarna AB, Class B	137,231
7,966	Industrivarden AB, Class A	156,590
6,806	Industrivarden AB, Class C	124,032
6,683	Meda AB, Class A	123,373
267	NCC AB, Class A	9,103
4,933	NCC AB, Class B	168,728
175,570	Nordea Bank AB	1,705,923
60,069	Sandvik AB(b)	616,979
14,776	Securitas AB, Class B(b)	233,544
70,056	Skandinaviska Enskilda Banken AB, Class A	669,782
21,762	Skanska AB, Class B	479,052
899	SKF AB, Class A	16,518
21,717	SKF AB, Class B	400,369
34,389	SSAB AB, Class A(a)(b)	144,630
28,564	SSAB AB, Class B(a)(b)	99,053
17,511	Svenska Cellulosa AB (SCA), Class B	552,017
64,416	Svenska Handelsbanken AB, Class A	858,350
1,579	Svenska Handelsbanken AB, Class B	21,946
50,014	Swedbank AB, Class A	1,079,773
4,762	Swedish Match AB(b)	151,186
41,885	Tele2 AB, Class B	399,927
154,532	Telefonaktiebolaget LM Ericsson, Class B	1,252,059
204,872	Telia Co. AB	979,357
8,162	Trelleborg AB, Class B	148,845
96,644	Volvo AB, Class B	1,132,389

		14,953,710

	Switzerland—5.7%
89,811	ABB Ltd.	1,900,226
866	Actelion Ltd.	140,042
9,588	Adecco SA	617,693
3,864	Aryzta AG	150,166
2,719	Baloise Holding AG	336,719
1	Chocoladefabriken Lindt & Sprungli AG	73,229
11	Chocoladefabriken Lindt & Sprungli AG-PC	67,366
11,620	Clariant AG	220,034
7,422	Coca-Cola HBC AG	152,215
13,208	Compagnie Financiere Richemont SA	879,155
160,124	Credit Suisse Group AG	2,434,018
1,254	Dufry AG(a)	165,107
556	Geberit AG	213,641
161	Georg Fischer AG	130,849
184	Givaudan SA	362,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
1,841,027	Glencore PLC	$4,393,286
344	Helvetia Holding AG	185,189
5,771	Julius Baer Group Ltd.	246,916
1,785	Kuehne + Nagel International AG	257,368
17,697	LafargeHolcim Ltd.	896,759
1,153	Lonza Group AG	191,986
89,397	Nestle SA	6,668,634
60,543	Novartis AG	4,623,628
15,658	Roche Holding AG	3,961,466
608	Roche Holding AG-BR	155,727
404	Schindler Holding AG	74,309
839	Schindler Holding AG-PC	152,919
150	SGS SA	330,360
42	Sika AG	178,911
44,899	STMicroelectronics NV(b)	275,844
1,523	Swatch Group AG (The)	101,851
983	Swatch Group AG (The)-BR	335,974
2,475	Swiss Life Holding AG	625,141
1,968	Swiss Prime Site AG	172,572
21,325	Swiss Re AG	1,893,331
937	Swisscom AG	475,587
2,153	Syngenta AG	862,548
117,244	UBS Group AG	2,030,517
12,411	Wolseley PLC	694,692
14,140	Zurich Insurance Group AG	3,167,301

		40,796,093

	United Kingdom—15.5%
37,346	3i Group PLC	259,098
44,392	Aberdeen Asset Management PLC	194,244
6,601	Admiral Group PLC	179,568
12,439	Aggreko PLC	198,072
45,563	Amec Foster Wheeler PLC	329,655
232,616	Anglo American PLC	2,601,357
9,175	ARM Holdings PLC	126,004
11,877	Ashtead Group PLC	157,893
6,825	Associated British Foods PLC	306,337
51,966	AstraZeneca PLC	2,990,192
267,817	Aviva PLC	1,696,415
8,402	Babcock International Group PLC	116,619
150,400	BAE Systems PLC	1,051,593
42,129	Balfour Beatty PLC(a)	147,252
1,717,905	Barclays PLC	4,315,902
23,832	Barratt Developments PLC	185,904
3,806	Berkeley Group Holdings PLC (The)	166,984
55,202	Booker Group PLC	131,002
2,182,759	BP PLC	11,950,753
52,188	British American Tobacco PLC	3,187,975
34,009	British Land Co. PLC (The) REIT	358,204
197,233	BT Group PLC	1,280,524
8,923	Bunzl PLC	266,524
11,791	Burberry Group PLC	205,372
16,039	Capita PLC	235,190
38,975	Carillion PLC	167,858
467,175	Centrica PLC	1,631,526
81,484	CNH Industrial NV, Class A	625,295
47,245	Cobham PLC	106,582

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
43,732	Compass Group PLC	$780,929
2,842	Croda International PLC	125,355
3,425	DCC PLC	304,047
59,756	Diageo PLC	1,615,926
82,670	Direct Line Insurance Group PLC	438,273
19,886	Dixons Carphone PLC	123,865
47,142	Drax Group PLC	220,710
30,368	DS Smith PLC	169,626
7,363	easyJet PLC	158,879
233,356	Fiat Chrysler Automobiles NV	1,873,592
104,069	G4S PLC	287,217
77,364	GKN PLC	315,852
202,367	GlaxoSmithKline PLC	4,325,171
9,658	Greene King PLC	115,731
30,001	Hammerson PLC REIT	256,879
69,021	Hays PLC	129,521
7,496	Hiscox Ltd.	98,883
101,833	Home Retail Group PLC	254,493
1,606,672	HSBC Holdings PLC	10,650,110
25,496	ICAP PLC	174,981
13,039	IMI PLC	178,593
28,257	Imperial Brands PLC	1,539,225
22,164	Inchcape PLC	219,971
16,622	Informa PLC	159,368
11,500	Inmarsat PLC	156,587
8,097	InterContinental Hotels Group PLC	323,695
15,441	Intermediate Capital Group PLC	138,884
42,912	International Consolidated Airlines Group SA	330,025
3,402	Intertek Group PLC	162,316
44,098	Intu Properties PLC REIT	196,575
73,353	ITV PLC	241,988
186,933	J Sainsbury PLC	791,119
20,102	John Wood Group PLC	183,899
11,006	Johnson Matthey PLC	465,462
135,608	Kingfisher PLC	722,896
15,109	Lancashire Holdings Ltd.	121,622
33,398	Land Securities Group PLC REIT	553,828
409,025	Legal & General Group PLC	1,336,773
3,226,215	Lloyds Banking Group PLC	3,169,786
4,804	London Stock Exchange Group PLC	190,924
92,139	Man Group PLC	199,222
99,263	Marks & Spencer Group PLC	615,813
35,941	Meggitt PLC	216,234
156,444	National Grid PLC	2,233,998
3,210	Next PLC	239,114
346,487	Old Mutual PLC	941,541
52,806	Pearson PLC	622,712
14,439	Pennon Group PLC	171,752
5,147	Persimmon PLC	149,817
17,460	Petrofac Ltd.	216,127
10,474	Phoenix Group Holdings	131,953
3,083	Provident Financial PLC	131,605
114,425	Prudential PLC	2,258,697
11,936	Reckitt Benckiser Group PLC	1,163,456
15,104	RELX NV	253,522
17,001	RELX PLC	301,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
31,294	Rexam PLC	$286,516
30,981	Rio Tinto Ltd.	1,218,805
85,412	Rio Tinto PLC	2,878,388
92,362	Rolls-Royce Holdings PLC	905,841
6,557,702	Rolls-Royce Holdings PLC-Entitlement(a)	9,606
332,459	Royal Bank of Scotland Group PLC(a)	1,120,145
57,521	Royal Mail PLC	410,274
74,749	RSA Insurance Group PLC	502,714
16,655	SABMiller PLC	1,021,053
24,022	Sage Group PLC (The)	208,324
373,610	Seadrill Ltd.(a)(b)	1,812,292
25,182	Segro PLC REIT	154,086
8,596	Severn Trent PLC	280,430
26,485	Sky PLC	364,118
18,084	Smith & Nephew PLC	306,239
19,536	Smiths Group PLC	317,091
71,498	SSE PLC	1,581,536
13,068	St. James’s Place PLC	165,973
334,920	Standard Chartered PLC	2,708,739
145,085	Standard Life PLC	693,077
40,016	Subsea 7 SA(a)	368,239
25,062	Tate & Lyle PLC	215,874
62,130	Taylor Wimpey PLC	167,739
894,445	Tesco PLC(a)	2,254,980
151,479	Thomas Cook Group PLC(a)	195,828
9,823	Travis Perkins PLC	265,922
79,795	Tullow Oil PLC(a)	326,946
40,327	Unilever NV CVA	1,772,022
31,316	Unilever PLC	1,401,247
25,641	United Utilities Group PLC	352,891
1,973,259	Vodafone Group PLC	6,336,259
14,177	Weir Group PLC (The)	249,215
4,107	Whitbread PLC	232,953
27,853	William Hill PLC	127,587
247,985	WM Morrison Supermarkets PLC	694,216
40,211	WPP PLC	940,126

		111,467,672

	United States—0.1%
5,327	Carnival PLC	265,086
5,167	QIAGEN NV(a)	115,816
13,212	Thomson Reuters Corp.	544,681
3,441	Valeant Pharmaceuticals International, Inc.(a)	114,910

		1,040,493

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $799,986,556)—99.8%	719,783,877

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.5%
18,316,471	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $18,316,471)	$18,316,471

	Total Investments (Cost $818,303,027)—102.3%	738,100,348
	Other assets less liabilities—(2.3)%	(16,796,398)

	Net Assets—100.0%	$721,303,950

Investment Abbreviations:

ADR—American Depositary Receipt

CVA—Dutch Certificates

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $721,586, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Industrials	24.0
Consumer Discretionary	18.5
Financials	17.1
Materials	11.4
Information Technology	9.0
Consumer Staples	7.4
Health Care	4.7
Energy	4.7
Utilities	1.6
Telecommunication Services	1.4
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—5.6%
32,190	Abacus Property Group REIT	$77,874
39,189	Adelaide Brighton Ltd.	154,620
80,806	ALS Ltd.	288,602
112,064	Alumina Ltd.	127,855
10,906	Ansell Ltd.	165,876
60,640	Ardent Leisure Group	100,422
15,710	Aristocrat Leisure Ltd.	119,891
155,202	AusNet Services	181,809
40,027	Australian Agricultural Co. Ltd.(a)	43,834
51,111	Australian Pharmaceutical Industries Ltd.	76,450
31,327	Automotive Holdings Group Ltd.	93,716
18,399	Aveo Group	48,021
149,778	AWE Ltd.(a)	79,441
248,719	Beach Energy Ltd.	140,459
9,934	Bega Cheese Ltd.	46,624
8,289	Breville Group Ltd.	52,061
4,582	Brickworks Ltd.	53,535
105,024	Broadspectrum Ltd.(a)	118,621
7,161	BT Investment Management Ltd.	54,048
9,299	Burson Group Ltd.	35,341
28,724	BWP Trust REIT	76,722
15,201	Cabcharge Australia Ltd.	37,354
7,184	carsales.com Ltd.	64,474
17,045	Charter Hall Group REIT	62,308
30,275	Charter Hall Retail REIT	109,977
134,373	Cleanaway Waste Management Ltd.	81,012
2,238	Cochlear Ltd.	184,508
128,405	Cromwell Property Group REIT	99,952
81,036	CSR Ltd.	211,502

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
20,972	Dick Smith Holdings Ltd.	$0
83,048	Downer EDI Ltd.	235,766
22,207	DuluxGroup Ltd.	108,463
313,227	Fairfax Media Ltd.	190,036
28,723	FlexiGroup Ltd.	52,389
4,184	Flight Centre Travel Group Ltd.	125,518
20,106	G8 Education Ltd.	60,301
80,396	Genworth Mortgage Insurance Australia Ltd.	146,637
28,257	GrainCorp Ltd., Class A	176,612
14,950	GUD Holdings Ltd.	97,434
35,970	GWA Group Ltd.	63,411
38,307	Harvey Norman Holdings Ltd.	130,968
62,759	Healthscope Ltd.	130,273
42,999	Investa Office Fund REIT	136,837
6,553	InvoCare Ltd.	61,311
26,082	IOOF Holdings Ltd.	177,946
8,780	IRESS Ltd.	77,993
17,718	Japara Healthcare Ltd.	38,266
11,222	JB Hi-Fi Ltd.	188,153
10,942	Mantra Group Ltd.	30,896
4,424	McMillan Shakespeare Ltd.	41,459
33,201	Mineral Resources Ltd.	187,750
16,802	Monadelphous Group Ltd.	97,707
185,885	Myer Holdings Ltd.	146,823
23,412	Navitas Ltd.	91,478
16,582	NIB Holdings Ltd.	57,705
96,209	Nine Entertainment Co. Holdings Ltd.	82,967
18,936	Nufarm Ltd.	101,446
32,584	OceanaGold Corp.	116,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
85,354	Orora Ltd.	$171,964
113,681	Pacific Brands Ltd.	99,335
14,833	Pact Group Holdings Ltd.	58,637
3,186	Perpetual Ltd.	103,942
8,882	Platinum Asset Management Ltd.	41,076
7,169	Premier Investments Ltd.	86,989
97,258	Primary Health Care Ltd.	257,552
61,885	Programmed Maintenance Services Ltd.	69,188
46,429	Qube Holdings Ltd.	88,226
4,828	Ramsay Health Care Ltd.	239,308
10,550	Retail Food Group Ltd.	44,282
20,105	SAI Global Ltd.	56,002
12,429	Seek Ltd.	155,273
19,516	Seven Group Holdings Ltd.	87,128
138,745	Seven West Media Ltd.	112,236
46,650	Shopping Centres Australasia Property Group REIT	83,306
80,652	Sigma Pharmaceuticals Ltd.	67,705
63,100	Slater & Gordon Ltd.	14,206
76,949	Southern Cross Media Group Ltd.	63,422
171,747	Spotless Group Holdings Ltd.	169,734
13,657	Super Retail Group Ltd.	88,173
42,468	Sydney Airport	220,708
12,236	Tassal Group Ltd.	36,418
6,431	TPG Telecom Ltd.	52,563
31,660	Treasury Wine Estates Ltd.	225,184
12,336	Village Roadshow Ltd.	49,519
112,977	Virgin Australia Holdings Ltd.(a)	0
7,677	Virtus Health Ltd.	39,605
31,556	Western Areas Ltd.	60,205
155,746	Whitehaven Coal Ltd.(a)	91,520

		9,073,659

	Austria—1.0%
1,910	ams AG(a)	50,515
4,478	BUWOG AG	94,269
7,149	CA Immobilien Anlagen AG	136,578
4,812	Conwert Immobilien Invest SE(a)	76,223
796	Lenzing AG	61,695
372	Mayr-Melnhof Karton AG	43,672
4,064	Oesterreichische Post AG	158,772
3,263	RHI AG	70,186
1,077	Schoeller-Bleckmann Oilfield Equipment AG	72,643
14,209	Telekom Austria AG	89,215
17,059	UNIQA Insurance Group AG	123,171
10,865	Verbund AG	151,819
8,122	Vienna Insurance Group AG Wiener Versicherung Gruppe	183,353
12,759	Wienerberger AG	252,156
3,049	Zumtobel AG	39,706

		1,603,973

	Belgium—1.6%
1,400	Ackermans & van Haaren NV	182,317
47,301	AGFA-Gevaert NV(a)	187,937
680	Barco NV	47,501
1,734	Befimmo SA REIT	115,885

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Belgium (continued)
5,430	Bekaert SA NV	$238,913
8,092	bpost SA	228,321
1,830	Cofinimmo SA REIT	227,415
636	Compagnie d’Entreprises CFE SA	63,127
3,784	D’Ieteren SA/NV	167,574
2,204	Elia System Operator SA	113,987
6,825	Euronav SA	75,043
1,135	EVS Broadcast Equipment SA	38,473
1,086	Gimv NV	60,327
5,549	Mobistar SA(a)	121,359
107,210	Nyrstar NV(a)	84,727
3,770	Ontex Group NV	115,527
1,210	Sofina SA	154,178
3,641	Telenet Group Holding NV(a)	180,988
2,293	Tessenderlo Chemie NV(a)	78,815
649	Warehouses De Pauw SCA REIT	59,095

		2,541,509

	Cambodia—0.0%
97,405	NagaCorp Ltd.	69,690

	Canada—9.3%
12,639	Advantage Oil & Gas Ltd.(a)	72,549
11,370	Aecon Group, Inc.	151,860
29,854	Aimia, Inc.	204,016
16,257	Alamos Gold, Inc., Class A	117,456
11,006	Algonquin Power & Utilities Corp.	96,300
7,401	Allied Properties Real Estate Investment Trust REIT	208,866
5,862	Amaya, Inc.(a)(b)	79,605
22,671	Artis Real Estate Investment Trust REIT(b)	242,529
147,468	Athabasca Oil Corp.(a)(b)	157,758
7,491	ATS Automation Tooling Systems, Inc.(a)	69,432
4,342	Autocanada, Inc.	71,165
81,310	B2Gold Corp.(a)	181,107
15,250	Birchcliff Energy Ltd.(a)	63,552
4,963	Boardwalk Real Estate Investment Trust REIT	212,768
5,667	Bonterra Energy Corp.	122,425
17,961	CAE, Inc.	212,790
15,356	Canaccord Genuity Group, Inc.	51,244
10,474	Canadian Apartment Properties REIT	249,433
24,916	Canadian Energy Services & Technology Corp.	76,184
9,517	Canadian Western Bank(b)	210,307
12,072	Canfor Corp.(a)	132,227
14,931	Cascades, Inc.	105,850
901	CCL Industries, Inc., Class B	165,260
19,772	Centerra Gold, Inc.	109,546
14,253	Chartwell Retirement Residences	157,368
4,113	Cineplex, Inc.	162,832
1,003	Cogeco Communications, Inc.	50,062
1,672	Colliers International Group, Inc.	69,277
226	Constellation Software, Inc.	88,469
20,708	Corus Entertainment, Inc., Class B	206,815
9,263	Cott Corp.	122,979
30,762	Crew Energy, Inc.(a)	124,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
6,119	Detour Gold Corp.(a)	$131,456
6,850	DH Corp.	178,113
2,046	Dollarama, Inc.	147,758
10,815	Dominion Diamond Corp.	124,417
3,721	Dorel Industries, Inc., Class B	82,940
6,587	Dream Unlimited Corp., Class A(a)	40,176
11,144	Element Financial Corp.	125,265
2,804	Emera, Inc.	101,787
12,053	Enerflex Ltd.	115,853
27,316	Ensign Energy Services, Inc.	165,737
48,742	Entertainment One Ltd.	132,094
17,309	Extendicare, Inc.(b)	127,821
8,163	First Capital Realty, Inc.	132,357
11,367	First Majestic Silver Corp.(a)(b)	121,238
6,679	Genworth MI Canada, Inc.(b)	173,187
7,969	Gildan Activewear, Inc.	247,926
4,195	Granite REIT	125,187
3,265	Great Canadian Gaming Corp.(a)	47,388
6,091	Home Capital Group, Inc.	182,788
50,904	HudBay Minerals, Inc.	254,398
16,398	Hudson’s Bay Co.	218,361
7,941	Innergex Renewable Energy, Inc.	87,804
5,460	Jean Coutu Group (PJC), Inc. (The), Class A	83,168
33,278	Just Energy Group, Inc.	212,271
13,442	Kelt Exploration Ltd.(a)	51,939
4,150	Laurentian Bank of Canada	164,927
3,970	Linamar Corp.	172,194
1,669	MacDonald Dettwiler & Associates Ltd.	117,120
5,808	Manitoba Telecom Services, Inc.(b)	152,271
7,167	Maple Leaf Foods, Inc.	148,650
14,335	Martinrea International, Inc.	108,605
67,266	MEG Energy Corp.(a)	357,112
3,662	Morguard REIT	44,613
13,986	Mullen Group Ltd.(b)	163,129
23,317	Nevsun Resources Ltd.	87,304
53,892	New Gold, Inc.(a)	253,842
3,117	Norbord, Inc.	62,235
4,516	North West Co., Inc. (The)	100,552
7,670	Northland Power, Inc.	127,425
6,146	Northview Apartment Real Estate Investment Trust REIT	96,562
13,606	Nuvista Energy Ltd.(a)	64,521
3,086	Open Text Corp.	173,073
11,526	Pan American Silver Corp.	180,997
9,336	Paramount Resources Ltd., Class A(a)	68,049
12,169	Parkland Fuel Corp.	232,480
5,264	Pason Systems, Inc.	76,653
219,608	Pengrowth Energy Corp.	361,163
8,153	Peyto Exploration & Development Corp.	208,479
7,078	Progressive Waste Solutions Ltd.	228,173
5,219	Raging River Exploration, Inc.(a)	42,374
3,440	Restaurant Brands International, Inc.	148,766
3,703	Ritchie Bros Auctioneers, Inc.	106,425
6,373	RONA, Inc.	121,497
14,345	Russel Metals, Inc.(b)	255,842
12,057	Secure Energy Services, Inc.	86,919

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
16,121	SEMAFO, Inc.(a)	$71,943
5,855	Seven Generations Energy Ltd., Class A(a)	103,302
6,659	ShawCor Ltd.	180,217
2,756	Sierra Wireless, Inc.(a)	44,599
5,901	Silver Standard Resources, Inc.(a)	55,496
4,703	Stantec, Inc.(b)	120,748
1,209	Stella-Jones, Inc.	46,300
25,745	Superior Plus Corp.	224,441
4,212	TMX Group Ltd.	174,687
10,640	TORC Oil & Gas Ltd.	71,862
4,435	Toromont Industries Ltd.	133,163
9,567	Transcontinental, Inc., Class A	150,616
11,947	TransForce, Inc.	225,854
73,887	Turquoise Hill Resources Ltd.(a)	221,201
32,602	Veresen, Inc.(b)	236,329
5,275	West Fraser Timber Co. Ltd.	174,093
7,913	Westshore Terminals Investment Corp.	115,859
27,119	Whitecap Resources, Inc.(b)	203,728
1,100	Winpak Ltd.	38,016
6,205	WSP Global, Inc.	209,096

		15,071,719

	China—0.7%
19,123	AAC Technologies Holdings, Inc.	132,997
207,008	China Travel International Investment Hong Kong Ltd.	60,577
293,380	FIH Mobile Ltd.	125,942
33,833	Minth Group Ltd.	88,538
2,171,814	Semiconductor Manufacturing International Corp.(a)	179,183
471,301	Shui On Land Ltd.	123,336
83,406	SITC International Holdings Co. Ltd.	45,159
16,784	Stella International Holdings Ltd.	42,408
78,257	Uni-President China Holdings Ltd.	73,039
287,108	Yangzijiang Shipbuilding Holdings Ltd.	211,478
133,818	Yingde Gases Group Co. Ltd.	49,855

		1,132,512

	Colombia—0.2%
58,504	Gran Tierra Energy, Inc.(a)	172,812
122,163	Pacific Exploration and Production Corp.(a)(b)	0
10,432	Parex Resources, Inc.(a)	104,687

		277,499

	Denmark—1.0%
5,329	Alm. Brand A/S	39,609
1,665	Chr. Hansen Holding A/S	103,641
2,249	Coloplast A/S, Class B	168,685
2,200	DFDS A/S	87,854
5,948	GN Store Nord A/S	116,977
2,402	H. Lundbeck A/S(a)	80,248
2,792	Matas A/S	53,277
2,433	NKT Holding A/S	138,642
398	Rockwool International A/S, Class B	66,330
1,455	Royal Unibrew A/S	65,738
860	Schouw & Co.	50,290
824	SimCorp A/S	37,052
6,495	Spar Nord Bank A/S	52,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Denmark (continued)
5,897	Sydbank A/S	$166,793
5,541	Topdanmark A/S(a)	146,662
8,282	Tryg A/S	156,380
808	William Demant Holding(a)	83,059

		1,614,210

	Faroe Islands—0.0%
1,154	Bakkafrost P/F	40,830

	Finland—1.5%
6,543	Amer Sports Oyj	193,496
5,116	Cargotec Oyj, Class B	193,367
8,280	Caverion Corp.	60,694
21,084	Citycon Oyj	53,465
2,629	Cramo Oyj	52,604
7,351	Finnair Oyj(a)	43,781
6,235	Huhtamaki Oyj	244,945
11,463	Kemira Oyj	138,906
7,557	Konecranes Oyj	173,368
17,169	Metsa Board Oyj, Class B	107,860
40,886	Outokumpu Oyj(a)	171,487
45,441	Outotec Oyj(a)	181,015
7,298	Ramirent Oyj	50,988
10,780	Sanoma Oyj	52,845
25,352	Sponda Oyj	110,398
6,911	Tieto Oyj	181,503
4,800	Uponor Oyj	74,054
14,113	Valmet Oyj	176,999
28,869	YIT Oyj	197,068

		2,458,843

	France—3.6%
1,665	Aeroports de Paris	209,580
1,598	Alten SA	98,834
7,527	Altran Technologies SA	111,686
611	bioMerieux	78,833
3,830	Bourbon SA(b)	56,501
8,720	Coface SA(a)	70,402
2,658	Dassault Systemes	207,928
17,076	Derichebourg SA	54,371
4,509	Elis SA	82,811
6,139	Eramet(a)(b)	244,478
35,467	Etablissements Maurel et Prom(a)	142,584
1,036	Euler Hermes Group	98,486
7,464	Europcar Groupe SA(a)(c)	86,600
1,105	Gaztransport Et Technigaz SA	41,012
849	Groupe Fnac SA(a)	49,038
11,205	Havas SA	93,788
485	Hermes International	172,759
682	Iliad SA	149,078
3,377	Imerys SA	249,321
1,542	Ingenico Group	181,911
1,476	Ipsen SA	89,345
4,889	Ipsos	145,590
3,249	JCDecaux SA	143,547
3,413	Korian SA	107,539
3,980	Mercialys SA REIT	88,685
8,509	Metropole Television SA	161,439

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
3,876	Numericable-SFR SA	$126,900
1,739	Orpea	143,427
3,818	Plastic Omnium SA	126,466
12,601	Rallye SA	242,467
1,439	Remy Cointreau SA	119,458
2,605	Rubis SCA	203,365
3,106	Saft Groupe SA	96,549
2,072	SEB SA	232,262
1,543	Societe BIC SA	219,054
17,771	Societe Television Francaise 1	213,615
21,639	Solocal Group(a)(b)	128,878
956	Sopra Steria Group	111,138
3,271	Spie SA(a)	64,439
1,915	Tarkett SA	62,510
26,476	Technicolor SA	181,642
6,505	Ubisoft Entertainment SA(a)	189,019
1,334	Vicat SA	92,896
227	Virbac SA	41,417
1,815	Worldline SA(a)(c)	50,848

		5,862,496

	Georgia—0.1%
2,943	BGEO Group PLC	98,727

	Germany—3.0%
12,024	Aixtron SE(a)(b)	59,769
4,535	alstria office REIT-AG REIT	63,628
3,563	Axel Springer SE	198,984
2,491	BayWa AG	87,019
851	Bechtle AG	88,892
315	Bertrandt AG	36,385
589	Biotest AG	11,263
1,847	Biotest AG (Preference Shares)	33,541
2,394	Deutsche EuroShop AG	111,584
12,421	Deutsche Pfandbriefbank AG(a)(c)	130,883
20,789	Deutz AG	106,100
4,801	Dic Asset AG	44,255
556	Draegerwerk AG & Co. KGaA	33,840
1,182	Draegerwerk AG & Co. KGaA (Preference Shares)	78,426
1,940	Drillisch AG(b)	80,069
1,020	Duerr AG	81,685
2,837	ElringKlinger AG	69,439
971	Fielmann AG	71,610
3,449	Fraport AG Frankfurt Airport Services Worldwide	208,813
1,865	FUCHS PETROLUB SE	68,782
3,611	FUCHS PETROLUB SE (Preference Shares)	154,495
1,805	Gerresheimer AG	134,254
3,649	Gerry Weber International AG(b)	52,660
3,285	Hamburger Hafen und Logistik AG, Class A	51,546
59,636	Heidelberger Druckmaschinen AG(a)(b)	134,422
3,306	Hella KGAA Hueck & Co.	126,375
1,987	Indus Holding AG	101,182
3,320	Jenoptik AG	51,924
1,260	Jungheinrich AG (Preference Shares)	118,814
856	Krones AG	97,591

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
783	KUKA AG(b)	$77,161
124	Kws Saat SE	42,990
2,319	Nordex SE(a)	64,941
1,396	Norma Group SE	71,807
796	Pfeiffer Vacuum Technology AG	85,572
194	Puma SE	44,217
93	Rational AG	47,225
4,572	RHOEN KLINIKUM AG	142,093
148	Sartorius AG (Preference Shares)	36,521
5,714	SGL Carbon SE(a)(b)	66,852
1,527	Sixt SE	88,409
1,900	Sixt SE (Preference Shares)	83,108
799	SMA Solar Technology AG(a)(b)	42,325
2,932	Software AG	112,062
5,434	STADA Arzneimittel AG	230,593
7,926	TAG Immobilien AG	105,260
2,470	TLG Immobilien AG	52,238
3,495	United Internet AG	170,668
1,153	Vossloh AG(a)	79,830
2,053	Wacker Chemie AG	196,883
3,187	Wacker Neuson SE	53,950
3,022	Wincor Nixdorf AG(a)	176,697
1,926	Wirecard AG(b)	83,197
1,517	Zalando SE(a)(c)	50,283

		4,893,112

	Hong Kong—2.6%
16,247	ASM Pacific Technology Ltd.	117,289
233,328	Brightoil Petroleum Holdings Ltd.	74,295
13,573	Cafe de Coral Holdings Ltd.	41,031
127,144	Cathay Pacific Airways Ltd.	203,242
147,951	Champion REIT	79,343
15,395	Cheung Kong Infrastructure Holdings Ltd.	145,571
143,170	Chow Tai Fook Jewellery Group Ltd.	99,665
28,513	Dah Sing Banking Group Ltd.	50,871
9,446	Dah Sing Financial Holdings Ltd.	64,721
154,313	Esprit Holdings Ltd.(a)	135,272
185,071	First Pacific Co. Ltd.	117,381
97,901	Fortune REIT	108,411
297,605	Global Brands Group Holding Ltd.(a)	35,296
63,064	Haitong International Securities Group Ltd.	36,502
44,754	Hang Lung Group Ltd.	137,599
11,807	Hopewell Holdings Ltd.	39,878
281,947	Huabao International Holdings Ltd.(a)	111,220
125,015	Ju Teng International Holdings Ltd.	56,245
30,685	Kerry Logistics Network Ltd.	43,275
73,744	Kerry Properties Ltd.	201,063
48,130	Luk Fook Holdings International Ltd.	109,821
43,534	Man Wah Holdings Ltd.	50,845
47,395	NWS Holdings Ltd.	72,218
21,061	Orient Overseas International Ltd.	80,229
256,060	Pacific Basin Shipping Ltd.(a)	43,242
42,094	Pacific Textile Holdings Ltd.	54,264
345,537	PCCW Ltd.	234,302
215,636	Pou Sheng International Holdings Ltd.(a)	57,820
109,361	Shangri-La Asia Ltd.	133,790
139,079	Shun Tak Holdings Ltd.	46,436

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
32,306	SmarTone Telecommunications Holding Ltd.	$53,474
254,029	Sun Art Retail Group Ltd.	190,591
68,150	Swire Properties Ltd.	177,465
50,548	Techtronic Industries Co. Ltd.	189,949
24,684	Television Broadcasts Ltd.	92,280
67,132	Texwinca Holdings Ltd.	65,425
170,946	Truly International Holdings Ltd.	66,993
12,725	VTech Holdings Ltd.	131,561
41,704	Wheelock & Co. Ltd.	193,542
216,253	Xinyi Glass Holdings Co. Ltd.	148,031
98,871	Yuexiu Real Estate Investment Trust REIT	54,807

		4,145,255

	India—0.2%
46,021	Vedanta Resources PLC	284,429

	Ireland—0.5%
26,580	C&C Group PLC	119,429
5,170	Glanbia PLC	97,467
31,638	Green REIT PLC REIT	52,253
19,173	Greencore Group PLC	101,336
24,076	Hibernia REIT PLC REIT	35,545
7,733	Irish Continental Group PLC	45,614
5,638	Kingspan Group PLC	148,522
11,789	Origin Enterprises PLC	83,068
350	Paddy Power Betfair PLC	46,913
15,976	UDG Healthcare PLC	143,228

		873,375

	Isle of Man—0.0%
9,435	Gvc Holdings PLC	74,912

	Israel—0.9%
7,286	Alony Hetz Properties & Investments Ltd. REIT	59,947
2,267	Azrieli Group Ltd.	90,133
1,462	B Communications Ltd.	40,815
9,989	Cellcom Israel Ltd.(a)	75,523
4,533	Delek Automotive Systems Ltd.	42,154
1,382	Elbit Systems Ltd.	138,404
3,719	First International Bank of Israel Ltd.	46,820
12,768	Gazit-Globe Ltd.	118,803
99,780	Israel Discount Bank Ltd., Class A(a)	167,213
11,453	Mizrahi Tefahot Bank Ltd.	132,864
1,631	NICE Systems Ltd.	105,048
243,752	Oil Refineries Ltd.(a)	88,162
10,983	Partner Communications Co. Ltd.(a)	57,056
568	Paz Oil Co. Ltd.	88,613
32,677	Shikun & Binui Ltd.	63,157
2,984	Strauss Group Ltd.	47,344
4,512	Tower Semiconductor Ltd.(a)	54,603

		1,416,659

	Italy—2.7%
5,485	ACEA SpA	80,664
7,885	Anima Holding SpA(c)	55,812
6,843	Ansaldo STS SpA	83,079
16,255	Astaldi SpA	79,721
3,571	ASTM SpA	46,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
12,961	Autogrill SpA(a)	$109,778
4,838	Azimut Holding SpA	121,796
412,911	Banca Carige SpA(a)	337,434
3,782	Banca Generali SpA	112,321
51,337	Banca Popolare di Sondrio Scarl	191,566
123,879	Beni Stabili SpA REIT	91,799
1,545	Brembo SpA	83,010
6,718	Buzzi Unicem SpA	127,266
3,852	Buzzi Unicem Spa-RSP	43,634
7,465	Cementir Holding SpA	39,364
10,927	Cerved Information Solutions SpA	87,920
9,247	Credito Emiliano SpA	66,777
240,958	Credito Valtellinese SC(a)	187,943
2,015	Danieli & C. Officine Meccaniche SpA	44,196
6,678	Danieli & C. Officine Meccaniche SpA-RSP	108,611
13,501	Davide Campari-Milano SpA	130,356
3,446	De’Longhi SpA	79,372
810	DiaSorin SpA	47,314
656	Ei Towers SpA	38,469
9,567	ERG SpA	124,368
4,878	Esprinet SpA	42,601
106,497	Fincantieri SpA(a)	43,911
4,858	Finecobank Banca Fineco SpA	39,004
662	Industria Macchine Automatiche SpA	38,593
3,980	Interpump Group SpA	57,300
74,121	Iren SpA	137,105
367	Italmobiliare SpA	15,973
985	Italmobiliare SpA-RSP	31,747
2,828	MARR SpA	57,558
2,793	Moncler SpA	45,297
7,423	OVS SpA(a)(c)	48,461
30,142	Parmalat SpA	84,098
26,819	Piaggio & C. SpA	59,376
40,765	Prada SpA	138,210
3,581	Recordati SpA	91,012
155,853	Rizzoli Corriere Della Sera Mediagroup SpA(a)	100,499
6,599	Safilo Group SpA(a)	58,198
68,056	Saipem SpA(a)	32,582
22,438	Salini Impregilo SpA	98,223
1,977	Salvatore Ferragamo SpA	45,763
112,740	Saras SpA(a)	196,273
26,316	Societa Cattolica di Assicurazioni SCRL	182,805
7,821	Societa Iniziative Autostradali e Servizi SpA	81,785
1,083	Tod’s SpA	74,797
32,858	Trevi Finanziaria SpA	52,988

		4,373,724

	Japan—33.6%
45,561	77 Bank Ltd. (The)	165,645
932	ABC-Mart, Inc.	62,369
8,440	Accordia Golf Co. Ltd.	81,722
15,299	ACOM Co. Ltd.(a)(b)	83,219
2,172	Adastria Co. Ltd.	74,704
11,026	ADEKA Corp.	160,451
10,034	Advantest Corp.(b)	99,407
1,386	AEON DELIGHT Co. Ltd.	39,509

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
7,627	AEON Financial Service Co. Ltd.	$176,498
10,641	AEON Mall Co. Ltd.	152,263
4,641	Aica Kogyo Co. Ltd.	107,832
24,672	Aichi Steel Corp.	108,147
5,629	Aida Engineering Ltd.	53,452
26,608	Aiful Corp.(a)	95,744
1,524	Ain Holdings, Inc.	76,061
7,236	Aisan Industry Co. Ltd.	56,200
21,855	Akebono Brake Industry Co. Ltd.(a)(b)	58,215
3,297	Alpen Co. Ltd.(b)	57,438
7,375	Alpine Electronics, Inc.	94,639
5,881	Amano Corp.	99,267
16,943	Anritsu Corp.	104,038
5,630	AOKI Holdings, Inc.(b)	67,300
5,112	Aoyama Trading Co. Ltd.	196,845
3,912	Arcs Co. Ltd.	94,185
6,673	Asahi Diamond Industrial Co. Ltd.	69,103
5,037	Asahi Holdings, Inc.	69,674
6,192	Asatsu-DK, Inc.	158,685
27,585	Ashikaga Holdings Co. Ltd.	84,048
9,392	ASICS Corp.	194,081
1,385	ASKUL Corp.	56,050
8,806	Autobacs Seven Co. Ltd.	155,552
5,561	Avex Group Holdings, Inc.	71,465
12,588	Awa Bank Ltd. (The)	66,237
1,322	Axial Retailing, Inc.	43,616
7,562	Azbil Corp.	200,084
11,188	Bank of Nagoya Ltd. (The)	38,271
5,789	Bank of The Ryukyus Ltd.	68,876
26,971	Bic Camera, Inc.	272,495
916	BML, Inc.	39,767
4,631	Bunka Shutter Co. Ltd.	40,339
1,876	Calbee, Inc.	75,833
29,169	Calsonic Kansei Corp.	209,100
3,352	Canon Electronics, Inc.	50,157
5,898	Canon Marketing Japan, Inc.	108,815
3,213	Capcom Co. Ltd.	76,095
3,282	Cawachi Ltd.	78,588
27,684	Central Glass Co. Ltd.	159,643
3,199	Century Tokyo Leasing Corp.	112,867
8,748	Chiba Kogyo Bank Ltd. (The)	39,899
2,457	Chiyoda Co. Ltd.	64,872
20,747	Chiyoda Corp.	164,045
2,511	Chudenko Corp.	51,091
20,429	Chugoku Bank Ltd. (The)	219,192
9,461	Chugoku Marine Paints Ltd.	68,706
6,854	CKD Corp.	58,550
9,891	CMK Corp.(a)	38,087
6,057	Coca-Cola East Japan Co. Ltd.	114,239
7,468	Coca-Cola West Co. Ltd.	208,695
2,732	cocokara fine, Inc.	126,265
2,902	Colowide Co. Ltd.	48,197
11,019	COMSYS Holdings Corp.	170,545
396	Cosmos Pharmaceutical Corp.	68,470
1,910	CyberAgent, Inc.	92,827
5,543	Daibiru Corp.	50,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
6,602	Daifuku Co. Ltd.	$123,037
12,963	Daihen Corp.	67,241
11,142	Daiho Corp.	48,840
37,050	Daikyo, Inc.	60,945
2,811	Daikyonishikawa Corp.	40,170
15,312	Daio Paper Corp.(b)	156,132
2,812	Daiseki Co. Ltd.	53,825
21,401	Daishi Bank Ltd. (The)	76,807
35,591	Daiwabo Holdings Co. Ltd.	71,518
20,314	DCM Holdings Co. Ltd.	156,254
11,158	DeNA Co. Ltd.(b)	194,388
2,442	Descente Ltd.	35,057
5,290	Dexerials Corp.(a)	44,399
1,023	DISCO Corp.	90,449
1,961	DMG Mori AG	93,974
12,383	DMG Mori Co. Ltd.	147,561
2,152	Doshisha Co. Ltd.	41,574
2,992	Doutor Nichires Holdings Co. Ltd.	53,243
40,414	Dowa Holdings Co. Ltd.	264,025
1,827	DTS Corp.	37,395
5,304	Duskin Co. Ltd.(b)	99,294
1,254	DyDo Drinco, Inc.	63,875
3,539	Eagle Industry Co. Ltd.	49,184
1,385	Earth Chemical Co. Ltd.	59,092
18,417	EDION Corp.(b)	152,679
1,635	EIZO Corp.	42,206
5,420	EXEDY Corp.	131,504
2,503	Ezaki Glico Co. Ltd.	130,770
4,814	F.C.C. Co. Ltd.	83,822
3,698	FamilyMart Co. Ltd.	200,116
3,600	Fancl Corp.	49,157
39,568	FIDEA Holdings Co. Ltd.	64,717
4,049	Foster Electric Co. Ltd.	87,985
1,697	FP Corp.	76,686
7,824	Fuji Machine Manufacturing Co. Ltd.	83,947
5,232	Fuji Media Holdings, Inc.	60,929
5,095	Fuji Oil Holdings, Inc.	97,286
1,793	Fuji Seal International, Inc.	63,177
2,867	Fuji Soft, Inc.	66,828
7,023	Fujitec Co. Ltd.	72,202
5,260	Fujitsu General Ltd.	94,144
20,514	Fukuyama Transporting Co. Ltd.(b)	106,985
5,693	Funai Electric Co. Ltd.(a)(b)	49,217
47,471	Furukawa Co. Ltd.	71,432
4,444	Futaba Corp.	69,903
2,593	Fuyo General Lease Co. Ltd.	112,934
6,301	Geo Holdings Corp.	107,063
4,530	Glory Ltd.	153,688
3,154	GMO Internet, Inc.	38,764
23,307	Godo Steel Ltd.	44,002
15,161	Gree, Inc.	87,144
49,641	GS Yuasa Corp.	210,636
4,476	G-Tekt Corp.	48,820
3,614	Gulliver International Co. Ltd.(b)	36,716
17,800	GungHo Online Entertainment, Inc.(b)	47,913
19,182	Gunze Ltd.(b)	54,680

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
12,740	H2O Retailing Corp.	$216,828
5,485	Hamamatsu Photonics K.K.	158,150
34,242	Hanwa Co. Ltd.	158,417
22,629	Hazama Ando Corp.	113,573
5,310	Heiwa Corp.	114,394
5,568	Heiwa Real Estate Co. Ltd.	71,659
4,520	Heiwado Co. Ltd.	95,643
1,922	Hikari Tsushin, Inc.	148,019
1,677	Hirose Electric Co. Ltd.	211,751
3,161	HIS Co. Ltd.(b)	80,506
3,717	Hisamitsu Pharmaceutical Co., Inc.	181,690
4,136	Hitachi Capital Corp.	92,620
12,154	Hitachi Chemical Co. Ltd.	213,103
6,341	Hitachi High-Technologies Corp.	178,979
6,842	Hitachi Koki Co. Ltd.	48,024
4,701	Hitachi Kokusai Electric, Inc.	51,494
8,468	Hitachi Maxell Ltd.	131,300
7,102	Hitachi Transport System Ltd.	123,063
34,604	Hitachi Zosen Corp.	181,760
953	Hogy Medical Co. Ltd.	53,887
26,153	Hokkoku Bank Ltd. (The)	75,774
20,048	Hokuetsu Kishu Paper Co. Ltd.	130,412
2,303	Hokuto Corp.(b)	45,804
3,500	Horiba Ltd.	137,062
1,185	Hoshizaki Electric Co. Ltd.	102,668
8,562	Hosiden Corp.	55,936
6,675	House Foods Group, Inc.	131,510
8,860	Hulic Co. Ltd.	91,088
18,385	Hyakugo Bank Ltd. (The)	70,279
14,320	Hyakujushi Bank Ltd. (The)	42,427
4,175	IBJ Leasing Co. Ltd.	74,373
9,984	Iino Kaiun Kaisha Ltd.	40,498
2,085	Inaba Denki Sangyo Co. Ltd.	68,107
3,353	Inabata & Co. Ltd.	33,845
2,351	Internet Initiative Japan, Inc.	47,593
33,684	Iseki & Co. Ltd.	73,668
112,750	Ishihara Sangyo Kaisha Ltd.(a)	80,088
9,105	IT Holdings Corp.	223,551
4,807	Ito EN Ltd.(b)	150,956
7,522	Itochu Enex Co. Ltd.	63,483
4,838	ITOCHU Techno-Solutions Corp.	97,669
15,360	Itoham Yonekyu Holdings, Inc.(a)	116,139
5,707	Itoki Corp.	36,644
37,634	Iwatani Corp.	226,518
30,108	Iyo Bank Ltd. (The)	205,982
3,453	Izumi Co. Ltd.	138,449
9,022	J Trust Co. Ltd.	69,903
28,145	Jaccs Co. Ltd.	114,427
2,321	JAFCO Co. Ltd.	67,464
2,093	Japan Airport Terminal Co. Ltd.(b)	78,540
9,231	Japan Aviation Electronics Industry Ltd.	129,499
13,276	Japan Exchange Group, Inc.	207,959
6,925	Japan Petroleum Exploration Co. Ltd.	166,272
12,528	Japan Securities Finance Co. Ltd.	50,466
53,905	Japan Steel Works Ltd. (The)	216,134
6,408	Japan Wool Textile Co. Ltd. (The)	45,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
2,929	Joyful Honda Co. Ltd.	$67,890
4,678	Juki Corp.	42,978
25,956	Juroku Bank Ltd. (The)	79,085
54,317	JVC KENWOOD Corp.	140,622
5,102	Kagome Co. Ltd.(b)	111,296
1,932	Kakaku.com, Inc.	35,987
1,346	Kaken Pharmaceutical Co. Ltd.	76,361
19,713	Kamigumi Co. Ltd.	183,874
2,941	Kanamoto Co. Ltd.	77,652
15,684	Kandenko Co. Ltd.(b)	114,337
92,388	Kanematsu Corp.	144,201
12,334	Kansai Paint Co. Ltd.	223,867
4,748	Kasai Kogyo Co. Ltd.	47,882
3,252	Kato Sangyo Co. Ltd.	82,307
11,486	Kato Works Co. Ltd.	45,731
29,251	Keihan Holdings Co. Ltd.	216,522
8,185	Keihin Corp.	124,617
13,481	Keisei Electric Railway Co. Ltd.	191,893
16,373	Keiyo Bank Ltd. (The)	61,975
8,355	Kenedix, Inc.	37,092
9,608	Kewpie Corp.	259,608
6,102	Kikkoman Corp.	201,604
15,007	Kinden Corp.	180,653
5,547	Kintetsu World Express, Inc.	75,381
9,131	Kinugawa Rubber Industrial Co. Ltd.	65,371
2,438	Kissei Pharmaceutical Co. Ltd.	58,173
12,212	Kitz Corp.	50,791
6,589	Kiyo Bank Ltd. (The)	82,089
23,394	KNT-CT Holdings Co. Ltd.(a)	35,639
1,361	Kobayashi Pharmaceutical Co. Ltd.	112,192
2,443	Koei Tecmo Holdings Co. Ltd.	39,455
7,384	Kohnan Shoji Co. Ltd.	129,744
10,602	Kokuyo Co. Ltd.	143,480
4,952	Komeri Co. Ltd.	127,462
5,162	Komori Corp.	63,105
6,779	Konami Holdings Corp.	217,635
5,253	Konoike Transport Co. Ltd.	63,432
882	Kose Corp.	84,577
7,116	K’s Holdings Corp.	245,746
36,314	Kumagai Gumi Co. Ltd.	101,141
29,677	Kureha Corp.	104,568
7,368	Kuroda Electric Co. Ltd.(b)	116,998
47,970	KYB Corp.	166,782
3,353	Kyoei Steel Ltd.	52,992
4,199	Kyokuto Kaihatsu Kogyo Co. Ltd.	43,052
4,549	KYORIN Holdings, Inc.	92,855
536	Kyoritsu Maintenance Co. Ltd.	42,381
12,286	Kyowa Exeo Corp.	143,764
3,647	Kyudenko Corp.	94,622
2,238	Life Corp.	61,433
6,008	Lintec Corp.	119,492
15,783	Lion Corp.	198,846
3,039	Mabuchi Motor Co. Ltd.	159,626
16,903	Maeda Corp.	131,913
7,143	Maeda Road Construction Co. Ltd.	133,053
11,750	Makino Milling Machine Co. Ltd.	74,127

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
1,176	Mandom Corp.	$54,736
5,770	Maruha Nichiro Corp.	131,260
4,546	Maruichi Steel Tube Ltd.	136,386
3,662	Marusan Securities Co. Ltd.	34,260
5,941	Matsui Securities Co. Ltd.	52,916
3,771	Matsumotokiyoshi Holdings Co. Ltd.	192,083
7,569	Megmilk Snow Brand Co. Ltd.	179,754
22,841	Meidensha Corp.	98,626
1,542	Meitec Corp.	55,342
30,475	Minebea Co. Ltd.	261,755
1,909	Ministop Co. Ltd.	31,277
4,896	Miraca Holdings, Inc.	215,297
11,520	Mirait Holdings Corp.	104,223
8,827	Misawa Homes Co. Ltd.	62,699
10,004	MISUMI Group, Inc.	145,299
7,141	Mitsuba Corp.	106,586
12,556	Mitsubishi Logistics Corp.	178,022
1,018	Mitsubishi Pencil Co. Ltd.	50,332
1,322	Mitsubishi Shokuhin Co. Ltd.	34,769
48,925	Mitsubishi UFJ Lease & Finance Co. Ltd.	222,230
5,086	Mitsuboshi Belting Ltd.	40,833
8,138	Mitsui Sugar Co. Ltd.	37,421
23,387	Mitsui-Soko Holdings Co. Ltd.(b)	64,481
19,041	Mitsumi Electric Co. Ltd.(a)(b)	96,455
3,263	Miura Co. Ltd.	62,854
940	Mochida Pharmaceutical Co. Ltd.	71,689
2,873	Modec, Inc.	44,977
19,762	Monex Group, Inc.(b)	52,824
12,688	Morinaga & Co. Ltd.	62,494
39,743	Morinaga Milk Industry Co. Ltd.	213,582
1,150	MOS Food Services, Inc.	31,105
3,624	Musashi Seimitsu Industry Co. Ltd.	72,280
3,218	Musashino Bank Ltd. (The)	84,334
8,769	Nabtesco Corp.	205,548
27,643	Nachi-Fujikoshi Corp.	93,267
11,359	Nagase & Co. Ltd.	131,219
13,465	Namura Shipbuilding Co. Ltd.	104,705
33,727	Nankai Electric Railway Co. Ltd.	183,143
13,224	Nanto Bank Ltd. (The)	38,191
3,927	NEC Networks & System Integration Corp.	62,541
19,062	NET One Systems Co. Ltd.	101,016
5,121	Nexon Co. Ltd.	79,642
15,168	Nichias Corp.	100,936
10,679	Nichicon Corp.	74,457
4,061	Nichiha Corp.	64,106
10,168	Nichii Gakkan Co.(b)	78,022
2,373	Nichi-iko Pharmaceutical Co. Ltd.	58,596
25,428	Nichirei Corp.	228,150
2,456	Nifco, Inc.	121,658
3,981	Nihon Kohden Corp.	103,771
8,540	Nihon Parkerizing Co. Ltd.	78,460
5,904	Nihon Unisys Ltd.	74,162
9,806	Nikkiso Co. Ltd.	78,268
4,770	Nikkon Holdings Co. Ltd.	92,284
7,528	Nippo Corp.	126,927
54,044	Nippon Chemi-Con Corp.	75,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
31,762	Nippon Denko Co. Ltd.	$52,543
2,975	Nippon Densetsu Kogyo Co. Ltd.	59,864
12,606	Nippon Flour Mills Co. Ltd.	99,321
3,460	Nippon Gas Co. Ltd.	83,270
17,810	Nippon Kayaku Co. Ltd.	198,250
126,591	Nippon Light Metal Holdings Co. Ltd.	229,531
7,976	Nippon Paint Holdings Co. Ltd.	220,058
6,572	Nippon Road Co. Ltd. (The)	31,265
5,657	Nippon Seiki Co. Ltd.(b)	110,872
1,700	Nippon Shinyaku Co. Ltd.	79,364
3,540	Nippon Shokubai Co. Ltd.	191,566
8,569	Nippon Signal Co. Ltd.	74,001
20,030	Nippon Soda Co. Ltd.	108,953
22,011	Nippon Steel & Sumikin Bussan Corp.	80,025
40,477	Nippon Suisan Kaisha Ltd.	230,011
6,925	Nippon Synthetic Chemical Industry Co. Ltd. (The)	42,782
2,625	Nippon Television Holdings, Inc.	43,965
58,225	Nippon Yakin Kogyo Co. Ltd.(a)	78,907
16,533	Nipro Corp.	165,956
35,268	Nishimatsu Construction Co. Ltd.	156,900
119,008	Nishi-Nippon City Bank Ltd. (The)	222,455
27,865	Nishi-Nippon Railroad Co. Ltd.	173,709
2,083	Nishio Rent All Co. Ltd.	56,302
7,373	Nissan Chemical Industries Ltd.	203,697
5,734	Nissan Shatai Co. Ltd.	58,629
3,606	Nissha Printing Co. Ltd.(b)	59,721
13,332	Nisshin Oillio Group Ltd. (The)	57,567
19,530	Nisshinbo Holdings, Inc.	219,951
6,509	Nissin Kogyo Co. Ltd.	92,469
1,314	Nitta Corp.	33,318
16,654	Nitto Boseki Co. Ltd.(a)	53,233
2,970	Nitto Kogyo Corp.	49,104
13,920	NOF Corp.	113,056
5,482	Nomura Research Institute Ltd.	199,308
4,807	Noritz Corp.	82,487
55,561	North Pacific Bank Ltd.	145,919
2,059	NS Solutions Corp.	37,044
2,396	NSD Co. Ltd.	38,607
7,772	NTT Urban Development Corp.	75,835
1,803	OBIC Co. Ltd.	97,906
28,219	Ogaki Kyoritsu Bank Ltd. (The)	89,672
2,920	Oiles Corp.	48,660
6,152	Okabe Co. Ltd.	46,688
4,068	Okamoto Industries, Inc.	30,987
7,552	Okamura Corp.	71,994
24,160	Okasan Securities Group, Inc.	132,999
148,861	Oki Electric Industry Co. Ltd.	215,650
3,402	Okinawa Electric Power Co., Inc. (The)(b)	88,393
13,439	OKUMA Corp.(b)	110,532
19,427	Okumura Corp.	104,947
22,748	Onward Holdings Co. Ltd.	159,881
1,222	Oracle Corp. Japan	67,499
31,041	Orient Corp.(a)	64,696
4,861	OSG Corp.	92,681
3,425	Otsuka Corp.	170,298

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
6,096	Pacific Industrial Co. Ltd.	$61,191
20,947	Pacific Metals Co. Ltd.(a)(b)	68,717
7,426	Paltac Corp.	136,173
9,742	PanaHome Corp.	78,486
1,441	Paramount Bed Holdings Co. Ltd.	55,353
4,285	Park24 Co. Ltd.	123,550
34,444	Penta-Ocean Construction Co. Ltd.	159,673
2,810	Pigeon Corp.	76,924
1,260	Pilot Corp.	51,874
97,055	Pioneer Corp.(a)	270,315
2,890	Plenus Co. Ltd.	53,967
824	Pola Orbis Holdings, Inc.	67,694
15,317	Press Kogyo Co. Ltd.	54,399
27,887	Prima Meat Packers Ltd.	78,973
3,643	Raito Kogyo Co. Ltd.	39,496
5,181	Relia, Inc.	55,347
350	Relo Holdings, Inc.	46,614
3,100	Resorttrust, Inc.	66,726
1,415	Ricoh Leasing Co. Ltd.	41,989
2,009	Rinnai Corp.	183,447
5,491	Rohto Pharmaceutical Co. Ltd.	97,098
11,323	Round One Corp.	67,835
2,147	Royal Holdings Co. Ltd.	41,959
26,778	Ryobi Ltd.	101,861
659	Ryohin Keikaku Co. Ltd.	151,947
4,733	Ryosan Co. Ltd.	117,888
2,123	Saizeriya Co. Ltd.	38,375
5,281	SAKATA INX Corp.	61,499
1,460	Sakata Seed Corp.	37,784
1,257	San-A Co. Ltd.	59,563
7,120	San-Ai Oil Co. Ltd.	51,240
40,063	Sanden Holdings Corp.	123,565
5,995	Sangetsu Co. Ltd.	110,941
16,881	San-in Godo Bank Ltd. (The)	112,966
30,241	Sanken Electric Co. Ltd.	104,859
4,170	Sanki Engineering Co. Ltd.	34,063
5,188	Sankyo Co. Ltd.	202,196
7,548	Sankyo Tateyama, Inc.(b)	106,806
36,931	Sankyu, Inc.	178,451
4,249	Sanrio Co. Ltd.(b)	86,016
5,188	Sanshin Electronics Co. Ltd.	44,270
23,284	Sanwa Holdings Corp.	186,716
7,890	Sanyo Chemical Industries Ltd.	62,238
8,418	Sanyo Denki Co. Ltd.	42,957
26,201	Sanyo Shokai Ltd.	64,404
19,297	Sanyo Special Steel Co. Ltd.	90,718
1,870	Sato Holdings Corp.	40,076
1,525	Sawai Pharmaceutical Co. Ltd.	100,911
14,836	SCREEN Holdings Co. Ltd.	120,357
1,815	SCSK Corp.	68,108
2,911	Seikagaku Corp.	46,088
28,120	Seiko Holdings Corp.	109,594
5,104	Seiren Co. Ltd.	54,286
16,580	Senko Co. Ltd.	109,247
41,170	Senshu Ikeda Holdings, Inc.	159,686
29,158	Seven Bank Ltd.(b)	128,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
26,346	Shiga Bank Ltd. (The)(b)	$118,686
2,912	Shima Seiki Manufacturing Ltd.	49,506
6,916	Shimachu Co. Ltd.	166,056
12,160	Shimadzu Corp.	192,523
1,932	Shimamura Co. Ltd.	267,784
14,712	Shindengen Electric Manufacturing Co. Ltd.	55,276
12,143	Shinko Electric Industries Co. Ltd.	70,592
12,050	Shinmaywa Industries Ltd.	86,269
4,013	Ship Healthcare Holdings, Inc.	102,505
1,391	SHO-BOND Holdings Co. Ltd.	61,363
6,100	Shochiku Co. Ltd.	62,029
11,105	Showa Corp.	99,950
2,440	Siix Corp.	74,686
12,648	SKY Perfect JSAT Holdings, Inc.	69,154
9,460	Skylark Co. Ltd.	123,870
5,780	Sodick Co. Ltd.	46,674
2,719	Sohgo Security Services Co. Ltd.	156,032
26,108	Sotetsu Holdings, Inc.	171,540
3,525	Square Enix Holdings Co. Ltd.	93,532
3,796	Star Micronics Co. Ltd.	45,448
2,446	Starts Corp., Inc.	52,191
2,135	Sugi Holdings Co. Ltd.	106,156
18,208	Sumco Corp.	123,378
23,070	Sumitomo Bakelite Co. Ltd.	98,537
14,633	Sumitomo Dainippon Pharma Co. Ltd.	194,614
130,718	Sumitomo Mitsui Construction Co. Ltd.(b)	117,285
46,357	Sumitomo Osaka Cement Co. Ltd.	203,634
5,879	Sumitomo Riko Co. Ltd.	52,089
7,088	Sumitomo Seika Chemicals Co. Ltd.	35,110
16,168	Sumitomo Warehouse Co. Ltd. (The)	83,564
1,657	Sundrug Co. Ltd.	122,035
9,698	Suruga Bank Ltd.	195,782
77,605	SWCC Showa Holdings Co. Ltd.(a)	47,871
2,271	Sysmex Corp.	148,577
6,054	Tachi-S Co. Ltd.	84,930
12,030	Tadano Ltd.	120,643
5,163	Taihei Dengyo Kaisha Ltd.	43,188
3,548	Taikisha Ltd.	83,830
1,069	Taiyo Holdings Co. Ltd.	36,767
14,602	Taiyo Nippon Sanso Corp.	140,158
15,076	Taiyo Yuden Co. Ltd.	159,221
14,963	Takara Holdings, Inc.	130,758
4,776	Takara Standard Co. Ltd.	42,718
7,065	Takasago Thermal Engineering Co. Ltd.	91,057
22,569	Takata Corp.(a)(b)	86,694
7,125	Takuma Co. Ltd.	62,596
2,542	Tamron Co. Ltd.	42,218
16,251	Tamura Corp.	45,566
1,220	Technopro Holdings, Inc.	35,005
18,411	Tekken Corp.(b)	47,320
6,794	Temp Holdings Co. Ltd.	106,042
7,211	T-Gaia Corp.(b)	90,849
10,184	THK Co. Ltd.	208,544
27,260	Toa Corp.	61,911
12,897	Toagosei Co. Ltd.	120,056
34,336	Toda Corp.	165,270

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
6,663	Toei Co. Ltd.	$52,995
6,102	Toenec Corp.	40,207
14,240	Toho Bank Ltd. (The)	48,578
5,790	Toho Co. Ltd.	152,062
28,987	Toho Zinc Co. Ltd.(b)	81,547
38,763	Tokai Carbon Co. Ltd.	105,064
12,918	Tokai Holdings Corp.	73,527
6,706	Tokai Rika Co. Ltd.	130,303
24,637	Tokai Tokyo Financial Holdings, Inc.(b)	133,322
738	Token Corp.	59,250
163,694	Tokuyama Corp.(a)(b)	267,736
3,447	Tokyo Broadcasting System Holdings, Inc.	49,259
16,691	Tokyo Dome Corp.	72,695
3,702	Tokyo Ohka Kogyo Co. Ltd.	108,470
3,095	Tokyo Seimitsu Co. Ltd.	67,052
7,956	Tokyo Steel Manufacturing Co. Ltd.	50,192
17,143	Tokyo Tatemono Co. Ltd.	233,604
2,034	Tokyo Ty Financial Group, Inc.	53,571
9,059	Tokyu Construction Co. Ltd.	76,455
8,503	Tomy Co. Ltd.	61,431
6,916	Topcon Corp.	88,426
5,252	Toppan Forms Co. Ltd.	59,689
3,709	Topre Corp.	76,055
16,880	Topy Industries Ltd.	33,604
16,064	Toshiba Machine Co. Ltd.(b)	49,696
4,029	Toshiba Plant Systems & Services Corp.	50,836
33,348	Toshiba TEC Corp.(a)	130,281
1,966	Totetsu Kogyo Co. Ltd.	58,248
860	Towa Pharmaceutical Co. Ltd.	40,510
11,981	Toyo Construction Co. Ltd.	52,629
26,449	Toyo Engineering Corp.	74,407
20,897	Toyo Ink SC Holdings Co. Ltd.	85,936
14,850	Toyo Kohan Co. Ltd.	48,299
11,855	Toyo Tire & Rubber Co. Ltd.	186,254
133,248	Toyobo Co. Ltd.	232,884
10,238	Toyota Boshoku Corp.	198,263
3,112	TPR Co. Ltd.	81,730
2,440	transcosmos, Inc.	66,385
5,577	Trend Micro, Inc.	218,139
1,504	Trusco Nakayama Corp.	61,428
7,801	TS Tech Co. Ltd.	186,431
14,323	TSI Holdings Co. Ltd.	94,242
21,623	Tsubakimoto Chain Co.	147,932
6,165	Tsumura & Co.	162,948
1,829	Tsuruha Holdings, Inc.	180,515
2,464	TV Asahi Corp.	42,304
2,402	TV TOKYO Holdings Corp.	42,520
53,868	UACJ Corp.(b)	113,783
2,381	UKC Holdings Corp.	43,706
3,214	Ulvac, Inc.	103,634
8,348	Unipres Corp.	153,704
1,466	United Arrows Ltd.	61,109
187,263	Unitika Ltd.(a)	94,511
9,876	Ushio, Inc.	139,655
8,547	USS Co. Ltd.	140,113
6,639	Valor Co. Ltd.	164,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
7,730	VT Holdings Co. Ltd.(b)	$40,530
12,856	Wacoal Holdings Corp.	159,806
11,695	Wacom Co. Ltd.	49,515
6,976	Wakita & Co. Ltd.	49,812
2,579	Warabeya Nichiyo Co. Ltd.	49,413
1,348	Welcia Holdings Co. Ltd.	73,325
3,806	XEBIO Holdings Co. Ltd.	62,642
50,952	Yahoo! Japan Corp.	236,200
3,542	Yakult Honsha Co. Ltd.	182,405
9,154	Yamanashi Chuo Bank Ltd. (The)	34,992
5,138	Yamato Kogyo Co. Ltd.	124,182
5,188	Yamazen Corp.	42,039
1,784	Yaoko Co. Ltd.	81,534
18,532	Yaskawa Electric Corp.	227,071
1,730	Yodogawa Steel Works Ltd.	40,196
3,909	Yokogawa Bridge Holdings Corp.	36,279
21,156	Yokogawa Electric Corp.	238,461
4,374	Yokohama Reito Co. Ltd.	43,701
3,381	Yorozu Corp.	70,278
6,943	Yoshinoya Holdings Co. Ltd.	89,549
2,111	Yuasa Trading Co. Ltd.	49,108
6,086	Yurtec Corp.	44,936
1,830	Zenkoku Hosho Co. Ltd.	67,388
9,874	Zensho Holdings Co. Ltd.	128,368
25,048	Zeon Corp.	184,708
4,007	ZERIA Pharmaceutical Co. Ltd.	51,681

		54,353,953

	Jersey Island—0.1%
69,618	Centamin PLC	123,298

	Jordan—0.1%
3,772	Hikma Pharmaceuticals PLC	121,784

	Luxembourg—0.2%
5,915	APERAM SA(a)	232,543
154	Eurofins Scientific SE	57,157
22,517	L’Occitane International SA	43,425

		333,125

	Macau—0.2%
103,423	MGM China Holdings Ltd.	145,324
178,259	Wynn Macau Ltd.	255,076

		400,400

	Mexico—0.1%
10,253	Fresnillo PLC	167,168

	Netherlands—1.4%
5,874	Aalberts Industries NV	201,295
11,342	Arcadis NV	194,274
3,137	ASM International NV	127,999
8,354	BinckBank NV	49,190
2,429	Brunel International NV	54,765
5,994	Corbion NV	153,026
3,594	Eurocommercial Properties NV CVA	168,031
2,484	Euronext NV(c)	104,982
1,691	Grandvision NV(c)	46,483
2,278	Imcd Group NV	91,997

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands (continued)
4,201	Koninklijke Vopak NV	$228,287
11,666	NSI NV REIT	55,384
6,488	OCI NV(a)	128,297
3,481	Refresco Gerber NV(a)(c)	64,469
3,122	TKH Group NV CVA	123,364
7,617	TomTom NV(a)	69,400
5,877	USG People NV	117,191
1,598	Vastned Retail NV REIT	70,374
3,110	Wereldhave NV REIT	160,256

		2,209,064

	New Zealand—0.9%
46,091	Air New Zealand Ltd.	79,284
32,013	Auckland International Airport Ltd.	137,668
34,123	Chorus Ltd.	95,442
13,712	Fisher & Paykel Healthcare Corp. Ltd.	87,731
34,882	Genesis Energy Ltd.	50,124
48,072	Kiwi Property Group Ltd.	49,749
93,803	Meridian Energy Ltd.	173,818
41,670	Mighty River Power Ltd.	87,996
11,903	Ryman Healthcare Ltd.	74,326
53,827	Sky Network Television Ltd.	200,613
47,536	SKYCITY Entertainment Group Ltd.	162,542
18,975	Trade Me Ltd.	60,503
25,269	Z Energy Ltd.	138,528

		1,398,324

	Norway—0.9%
61,060	AKER Solutions ASA(a)(c)	234,311
9,804	Austevoll Seafood ASA	82,488
10,550	BW LPG Ltd.(c)	63,413
61,271	DNO ASA(a)	70,726
4,157	Entra ASA(c)	39,235
1,203	Leroy Seafood Group ASA	58,713
7,782	Nordic Semiconductor ASA(a)	45,277
82,967	Petroleum Geo-Services ASA	293,545
69,459	Prosafe SE	42,008
3,139	Salmar ASA	77,965
2,632	Schibsted ASA, Class A	76,780
3,175	Schibsted ASA, Class B(a)	90,254
8,084	Tomra Systems ASA	93,867
5,087	Veidekke ASA	69,807
5,110	XXL ASA(c)	61,715

		1,400,104

	Portugal—0.5%
62,188	Banco BPI SA(a)	77,923
15,233	CTT-Correios de Portugal SA	140,763
24,846	Mota-Engil SGPS SA	51,451
38,467	Navigator Co. SA (The)	137,241
13,258	NOS SGPS SA	95,134
20,391	REN—Redes Energeticas Nacionais SGPS SA	61,213
3,477	Semapa-Sociedade de Investimento e Gestao SGPS SA	44,005
177,877	Sonae SGPS SA	197,620

		805,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Russia—0.2%
92,018	Evraz PLC(a)	$191,412
13,276	Polymetal International PLC	137,887

		329,299

	Singapore—1.8%
97,342	Ascendas Hospitality Trust REIT	50,697
52,035	Ascott Residence Trust REIT	43,942
67,132	Cache Logistics Trust REIT	43,205
161,649	CapitaLand Commercial Trust Ltd. REIT	171,986
36,450	CDL Hospitality Trusts REIT	37,832
385,298	Cosco Corp. Singapore Ltd.(a)	97,468
139,146	Ezion Holdings Ltd.(a)	56,940
1,165,297	Ezra Holdings Ltd.(a)	88,434
27,049	First Resources Ltd.	38,338
34,269	Frasers Centrepoint Trust REIT	49,719
141,271	Keppel REIT	110,364
30,797	M1 Ltd.	56,597
77,762	Mapletree Commercial Trust REIT	86,785
127,920	Mapletree Greater China Commercial Trust REIT(c)	98,030
83,352	Mapletree Industrial Trust REIT	99,535
126,271	Mapletree Logistics Trust REIT	101,464
140,807	Neptune Orient Lines Ltd.(a)	134,621
48,285	SATS Ltd.	147,292
141,384	Sembcorp Marine Ltd.	175,671
32,799	Singapore Exchange Ltd.	183,755
97,418	Singapore Post Ltd.	113,795
49,652	SMRT Corp. Ltd.	56,521
50,529	StarHub Ltd.	124,438
181,733	Suntec REIT	227,834
23,180	United Engineers Ltd.	40,357
44,112	UOL Group Ltd.	201,516
19,953	Venture Corp. Ltd.	124,256
31,362	Wing Tai Holdings Ltd.	43,751
57,978	Yanlord Land Group Ltd.	52,196

		2,857,339

	South Africa—0.1%
46,754	Petra Diamonds Ltd.	80,818

	South Korea—7.2%
424	Amorepacific Corp.	151,641
135	Amorepacific Corp. (Preference Shares)	26,955
815	AMOREPACIFIC Group	120,169
34,178	Asiana Airlines, Inc.(a)	143,383
403	BGF Retail Co. Ltd.	65,787
518	Celltrion, Inc.(a)	45,735
4,311	Cheil Worldwide, Inc.	63,564
1,196	CJ E&M Corp.	70,643
3,545	CJ Hellovision Co. Ltd.	38,269
438	CJ Korea Express Co. Ltd.(a)	74,768
454	CJ O Shopping Co. Ltd.	79,611
1,889	Coway Co. Ltd.	163,468
2,247	Daesang Corp.	56,402
25,339	Daewoo Engineering & Construction Co. Ltd.(a)	141,217
23,614	Daewoo Securities Co. Ltd.	171,395

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
48,155	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	$233,294
6,982	Daishin Securities Co. Ltd.	72,921
4,750	Daishin Securities Co. Ltd. (Preference Shares)	32,934
2,127	Daou Technology, Inc.	43,683
22,127	DGB Financial Group, Inc.	178,080
10,518	Dongkuk Steel Mill Co. Ltd.(a)	88,065
555	Fila Korea Ltd.	50,658
1,327	Green Cross Holdings Corp.	40,996
273	GS Home Shopping, Inc.	44,206
1,088	GS Retail Co. Ltd.	51,087
1,009	Halla Holdings Corp.	50,122
555	Hanil Cement Co. Ltd.	58,208
21,988	Hanjin Heavy Industries & Construction Co. Ltd.(a)	78,349
2,809	Hanjin Kal Corp.	48,690
31,361	Hanjin Shipping Co. Ltd.(a)	52,296
1,767	Hanjin Transportation Co. Ltd.	58,156
11,050	Hanon Systems	99,890
9,996	Hanwha Chemical Corp.	220,642
9,144	Hanwha General Insurance Co. Ltd.	65,005
22,151	Hanwha Life Insurance Co. Ltd.	129,865
3,681	Hanwha Techwin Co. Ltd.	134,718
2,704	Hite Jinro Co. Ltd.	66,330
1,554	Hotel Shilla Co. Ltd.	99,972
2,478	Huchems Fine Chemical Corp.	43,823
2,753	Hyundai Corp.	64,391
1,351	Hyundai Department Store Co. Ltd.	174,893
5,059	Hyundai Development Co.-Engineering & Construction	224,223
3,004	Hyundai Greenfood Co. Ltd.	52,598
444	Hyundai Home Shopping Network Corp.	52,022
34,325	Hyundai Merchant Marine Co. Ltd.(a)	60,251
1,704	Hyundai Mipo Dockyard Co. Ltd.(a)	109,472
4,750	Hyundai Rotem Co. Ltd.(a)	74,831
23,742	Hyundai Securities Co. Ltd.	147,945
2,116	Hyundai Wia Corp.	179,398
3,454	iMarketKorea, Inc.	51,383
4,525	Interpark Holdings Corp.	34,988
12,566	JB Financial Group Co. Ltd.	64,517
908	Kakao Corp.	80,090
4,909	Kangwon Land, Inc.	183,754
585	KCC Corp.	218,207
826	KEPCO Plant Service & Engineering Co. Ltd.	54,733
725	Kiwoom Securities Co. Ltd.	43,205
850	Kolon Corp.	43,865
3,372	Kolon Industries, Inc.	206,866
1,097	Korea Aerospace Industries Ltd.	65,277
3,954	Korea Investment Holdings Co. Ltd.	159,978
205	Korea Petrochemical Industries Co. Ltd.	42,371
8,049	Korean Reinsurance Co.	93,954
6,991	Kumho Industrial Co. Ltd.(a)	72,401
3,436	Kumho Petrochemical Co. Ltd.	205,967
15,438	Kumho Tire Co., Inc.(a)	111,239
2,815	LF Corp.	63,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
723	LG Hausys Ltd.	$95,182
191	LG Household & Health Care Ltd.	168,806
48	LG Household & Health Care Ltd. (Preference Shares)	24,813
2,112	LG Innotek Co. Ltd.	136,611
7,480	LG International Corp.	248,808
47	Lotte Chilsung Beverage Co. Ltd.	81,262
29	Lotte Confectionery Co. Ltd.	63,579
2,207	Lotte Fine Chemical Co. Ltd.	72,734
1,264	Lotte Himart Co. Ltd.	62,568
5,761	LS Corp.	256,853
2,095	LS Industrial Systems Co. Ltd.	96,163
4,705	Meritz Financial Group, Inc.	52,237
6,594	Meritz Fire & Marine Insurance Co. Ltd.	93,464
16,524	Meritz Securities Co. Ltd.	52,354
13,772	Mirae Asset Life Insurance Co. Ltd.	59,227
4,821	Mirae Asset Securities Co. Ltd.	104,298
386	Naver Corp.	229,351
459	NCSOFT Corp.	92,251
3,279	Nexen Tire Corp.	41,872
13,882	NH Investment & Securities Co. Ltd.	121,227
1,409	NHN Entertainment Corp.(a)	74,815
213	Nongshim Co. Ltd.	69,822
131	Orion Corp.	106,925
22,080	Pan Ocean Co. Ltd.(a)	76,933
3,132	Paradise Co. Ltd.	47,692
3,702	Partron Co. Ltd.	36,227
4,250	Poongsan Corp.	118,802
12,403	POSCO Daewoo Corp.	270,506
739	S-1 Corp.	60,383
1,166	Samsung C&T Corp.	134,058
4,656	Samsung Card Co. Ltd.	158,551
20,652	Samsung Engineering Co. Ltd.(a)	229,285
887	Samsung SDS Co. Ltd.	132,731
5,489	Samsung Securities Co., Ltd.	189,807
556	Samyang Corp.	79,540
2,289	Seah Besteel Corp.	58,561
1,112	Sebang Global Battery Co. Ltd.	42,015
3,493	Seoul Semiconductor Co. Ltd.	47,211
773	Shinsegae Co. Ltd.	143,487
3,013	SK Chemicals Co. Ltd.	192,246
612	SK Gas Co. Ltd.	45,709
569	SK Holdings Co. Ltd.	111,862
3,166	SKC Co. Ltd.	77,941
4,013	Ssangyong Cement Industrial Co. Ltd.(a)	73,963
5,757	Ssangyong Motor Co.(a)	40,573
11,650	Sungwoo Hitech Co. Ltd.	95,192
5,095	Tongyang Life Insurance Co. Ltd.	47,400
25,466	Tongyang, Inc.	78,673
47	Young Poong Corp.	44,674
1,392	Youngone Corp.	55,832
12,717	Yuanta Securities Korea Co. Ltd.(a)	40,236
227	Yuhan Corp.	58,175

		11,584,921

	Spain—2.0%
18,829	Acerinox SA	222,451

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
3,124	Almirall SA	$51,345
11,122	Applus Services SA	102,673
5,147	Bolsas y Mercados Espanoles	174,201
3,310	Cellnex Telecom Sau(c)	54,630
1,741	Cia de Distribucion Integral Logista Holdings SA	38,366
3,697	CIE Automotive SA	66,755
266	Construcciones y Auxiliar de Ferrocarriles SA	86,524
8,083	Ebro Foods SA	183,213
16,753	EDP Renovaveis SA	130,671
15,193	Ence Energia y Celulosa SA	43,851
4,547	Euskaltel SA(a)(c)	50,100
14,599	Faes Farma SA	45,899
11,957	Gamesa Corp. Tecnologica SA	235,485
4,572	Grupo Catalana Occidente SA	144,790
17,448	Indra Sistemas SA(a)	204,437
124,937	Inmobiliaria Colonial SA(a)	95,875
80,554	Liberbank SA(a)	96,876
10,610	Mediaset Espana Comunicacion SA	137,805
7,217	Melia Hotels International SA	90,843
8,520	MERLIN Properties SOCIMI SA REIT	99,047
20,229	NH Hotel Group SA(a)	97,311
14,279	Promotora de Informaciones SA, Class A(a)	101,103
22,138	Prosegur Compania de Seguridad SA	128,046
108,777	Sacyr SA	231,608
4,524	Tecnicas Reunidas SA	151,975
2,220	Viscofan SA	124,566
5,089	Zardoya Otis SA	54,032

		3,244,478

	Sweden—2.5%
1,295	AAK AB	97,902
2,643	AF AB, Class B	45,299
999	Avanza Bank Holding AB	39,288
8,346	Axfood AB	154,697
5,295	Betsson AB, Class B	71,679
4,956	Bilia AB, Class A	118,611
8,927	BillerudKorsnas AB	138,760
12,753	Castellum AB	204,272
8,138	Com Hem Holding AB	72,226
19,684	Elekta AB, Class B(b)	144,027
7,475	Fabege AB	124,856
2,949	Fastighets AB Balder, Class B(a)	75,246
203	Fastighets AB Balder (Preference Shares)	8,011
5,577	Haldex AB	47,272
5,661	Hemfosa Fastigheter AB	59,098
632	Hemfosa Fastigheter AB (Preference Shares)	12,408
7,791	Hexpol AB, Class B	80,605
6,355	Holmen AB, Class B	219,268
5,397	Hufvudstaden AB, Class A	83,689
4,858	ICA Gruppen AB(b)	159,684
1,367	Indutrade AB	76,730
1,747	Intrum Justitia AB	62,760
1,135	Investment AB Latour, Class B	48,569
4,694	JM AB(b)	135,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
23,985	Klovern AB, Class B	$28,223
854	Klovern AB (Preference Shares)	30,253
13,542	Kungsleden AB	93,263
2,199	L E Lundbergforetagen AB, Class B	119,538
6,665	Lindab International AB	53,129
3,816	Loomis AB, Class B	105,978
6,693	Lundin Petroleum AB(a)	125,476
5,328	Modern Times Group AB, Class B	159,924
2,042	NIBE Industrier AB, Class B	71,015
4,196	Nobia AB	47,884
2,093	Pandox AB, Class B(a)	35,560
20,329	Peab AB, Class B	169,779
32,486	Ratos AB, Class B	190,240
137	Ratos AB (Preference Shares)	32,344
3,222	Saab AB, Class B	110,326
32,329	SAS AB(a)(b)	92,686
1,520	SAS AB (Preference Shares)	104,965
2,395	Sweco AB, Class B	37,138
2,788	Thule Group AB (The)(c)	40,139
8,365	Wallenstam AB, Class B	70,382
3,990	Wihlborgs Fastigheter AB	81,069

		4,080,130

	Switzerland—3.1%
4,936	AFG Arbonia-Forster Holding AG(a)	68,749
666	Allreal Holding AG	92,900
2,459	Ascom Holding AG	40,278
488	Autoneum Holding AG	116,438
208	Banque Cantonale Vaudoise	143,549
110	Barry Callebaut AG	129,337
21	Belimo Holding AG	60,031
571	Bucher Industries AG	136,957
186	Burckhardt Compression Holding AG	66,269
1,869	Cembra Money Bank AG	128,207
311	Daetwyler Holding AG	46,269
2,650	DKSH Holding AG	173,349
126	dorma+kaba Holding AG, Class B	81,765
6,085	EFG International AG	38,027
148	Emmi AG	88,785
238	EMS-CHEMIE HOLDING AG	117,758
146	Flughafen Zuerich AG	134,119
68	Forbo Holding AG	82,863
145	Galenica AG(b)	212,092
15,121	GAM Holding AG	197,196
2,943	Gategroup Holding AG	162,272
2,364	Implenia AG	157,847
2,915	Kudelski SA	49,724
367	Kuoni Reisen Holding AG, Class B(a)	143,488
7,082	Logitech International SA(b)	108,613
10,374	Meyer Burger Technology AG(a)(b)	47,622
528	Mobimo Holding AG	121,024
14,987	OC Oerlikon Corp. AG	144,788
1,071	Panalpina Welttransport Holding AG	125,257
485	Partners Group Holding AG	199,870
2,295	PSP Swiss Property AG	221,239
401	Rieter Holding AG	83,087
66,899	Schmolz + Bickenbach AG(a)	48,857

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
67	Schweiter Technologies AG	$63,365
1,064	SFS Group AG	76,706
1,811	Sonova Holding AG	242,222
92	St. Galler Kantonalbank AG	38,105
195	Straumann Holding AG	67,645
1,350	Sulzer AG(b)	123,310
2,758	Sunrise Communications Group AG(c)	168,904
287	Tecan Group AG	39,884
1,454	Valiant Holding AG	161,252
486	Valora Holding AG	118,699
953	Vontobel Holding AG	41,262
2,467	Wizz Air Holdings PLC(a)(c)	67,941
986	Zehnder Group AG(a)	41,713

		5,019,634

	United Kingdom—9.8%
42,168	AA PLC	172,097
16,932	Acacia Mining PLC	87,259
37,927	Ashmore Group PLC	170,623
56,296	Assura PLC REIT	46,718
4,431	Aveva Group PLC	104,505
72,127	BBA Aviation PLC	211,529
40,980	Beazley PLC	195,643
5,562	Bellway PLC	199,376
12,390	Berendsen PLC	214,171
6,721	Big Yellow Group PLC REIT	79,356
15,828	Bodycote PLC	138,191
8,813	Bovis Homes Group PLC	112,577
15,446	Brewin Dolphin Holdings PLC	61,998
15,146	Britvic PLC	156,199
9,634	BTG PLC(a)	83,548
56,526	Cairn Energy PLC(a)	185,400
30,390	Capital & Counties Properties PLC	157,372
10,678	Card Factory PLC	56,985
9,465	Cineworld Group PLC	71,822
11,751	Close Brothers Group PLC	208,634
4,267	Computacenter PLC	52,256
11,363	Countrywide PLC	59,159
11,050	Crest Nicholson Holdings PLC	84,335
20,068	Daily Mail & General Trust PLC NV, Class A	205,195
14,655	Dairy Crest Group PLC	121,295
7,400	De La Rue PLC	52,521
188,228	Debenhams PLC	216,177
2,562	Dechra Pharmaceuticals PLC	41,509
4,962	Derwent London PLC REIT	238,709
2,254	Dialog Semiconductor PLC(a)	78,326
1,121	Dignity PLC	40,069
5,592	Diploma PLC	59,922
3,124	Domino’s Pizza Group PLC	42,034
3,853	Dunelm Group PLC	49,867
38,082	Electrocomponents PLC	144,040
33,848	Elementis PLC	107,052
29,312	Enterprise Inns PLC(a)	37,250
10,983	Essentra PLC	130,643
13,090	esure Group PLC	51,467
35,883	Fenner PLC	75,431
1,274	Fidessa Group PLC	44,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
167,524	FirstGroup PLC(a)	$245,038
7,035	Galliford Try PLC	131,499
69,835	Genel Energy PLC(a)	135,038
2,518	Genus PLC	55,329
4,120	Go-Ahead Group PLC	154,808
16,994	Grafton Group PLC	171,897
24,944	Grainger PLC	81,339
16,820	Great Portland Estates PLC REIT	186,768
5,978	Greggs PLC	90,462
24,814	Halfords Group PLC	153,434
11,704	Halma PLC	152,935
54,357	Hansteen Holdings PLC REIT	82,653
4,067	Hargreaves Lansdown PLC	76,617
61,775	Henderson Group PLC	231,303
9,511	HomeServe PLC	57,709
17,191	Howden Joinery Group PLC	124,405
30,028	Hunting PLC	161,216
20,160	IG Group Holdings PLC	228,285
63,380	Indivior PLC	149,295
29,480	International Personal Finance PLC	115,564
11,257	Interserve PLC	70,463
6,393	J D Wetherspoon PLC	62,091
25,095	Jupiter Fund Management PLC	154,730
82,128	KAZ Minerals PLC(a)	206,331
41,504	KCOM Group PLC	62,927
4,816	Keller Group PLC	62,331
5,720	Kennedy Wilson Europe Real Estate PLC	91,250
8,253	Kier Group PLC	143,869
124,906	Ladbrokes PLC	214,447
20,716	Laird PLC	105,729
34,024	LondonMetric Property PLC REIT	78,999
66,981	Lonmin PLC(a)	184,467
25,941	Lookers PLC	52,859
67,488	Marston’s PLC	142,066
21,827	Merlin Entertainments PLC(c)	137,969
20,025	Michael Page International PLC	119,245
5,233	Micro Focus International PLC	117,210
28,552	Mitchells & Butlers PLC	112,386
44,327	Mitie Group PLC	176,168
19,213	Moneysupermarket.com Group PLC	88,348
21,312	Morgan Advanced Materials PLC	73,648
16,238	N Brown Group PLC	63,868
32,765	National Express Group PLC	155,800
9,934	Northgate PLC	58,690
11,757	Ocado Group PLC(a)	50,911
72,958	Ophir Energy PLC(a)	80,531
4,316	Oxford Instruments PLC	41,507
27,995	Paragon Group of Cos. PLC (The)	121,881
19,025	Pets at Home Group PLC	67,556
9,929	Playtech PLC	117,015
8,060	Polypipe Group PLC	34,595
16,751	Poundland Group PLC	42,206
41,188	Premier Farnell PLC	73,158
135,861	Premier Oil PLC(a)	146,779
24,271	PZ Cussons PLC	114,450
38,873	QinetiQ Group PLC	127,386

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
68,290	Redefine International PLC REIT	$47,188
8,398	Redrow PLC	47,118
27,063	Regus PLC	115,921
1,848	Renishaw PLC	51,327
94,278	Rentokil Initial PLC	243,208
11,406	Restaurant Group PLC (The)	45,966
936	Rightmove PLC	52,899
57,233	Rotork PLC	156,782
12,935	RPC Group PLC	138,229
11,478	Safestore Holdings PLC REIT	56,933
8,786	Savills PLC	95,500
5,872	Schroders PLC	216,252
32,969	Senior PLC	105,093
191,272	Serco Group PLC(a)	268,987
13,154	Shaftesbury PLC REIT	175,351
71,146	SIG PLC	141,221
22,390	Soco International PLC	48,461
8,352	Spectris PLC	222,797
4,391	Spirax-Sarco Engineering PLC	219,666
18,315	Spire Healthcare Group PLC(c)	87,894
21,022	Sports Direct International PLC(a)	118,623
25,055	SSP Group PLC	105,595
13,124	St. Modwen Properties PLC	58,906
49,305	Stagecoach Group PLC	185,984
12,112	SVG Capital PLC(a)	91,376
18,430	Synthomer PLC	93,953
50,192	TalkTalk Telecom Group PLC	196,609
4,332	Telecom Plus PLC	59,081
21,805	Tritax Big Box REIT PLC REIT	43,346
20,595	Tullett Prebon PLC	102,185
28,545	UBM PLC	237,931
4,079	Ultra Electronics Holdings PLC	105,524
8,909	Unite Group PLC (The)	82,546
11,194	Vesuvius PLC	52,687
5,216	Victrex PLC	106,973
15,900	Virgin Money Holdings UK PLC	85,039
4,990	WH Smith PLC	122,440
6,516	Workspace Group PLC REIT	79,703
8,488	WS Atkins PLC	165,622

		15,816,221

	United States—0.7%
21,474	Alacer Gold Corp.(a)	58,288
174,310	Cable & Wireless Communications PLC	187,935
38,652	Nexteer Automotive Group Ltd.	40,759
1,512,105	REC Silicon ASA(a)(b)	332,378
53,921	Samsonite International SA	174,125
43,825	Sims Metal Management Ltd.	317,059
3,683	Tahoe Resources, Inc.	52,102

		1,162,646

	Total Common Stocks and Other Equity Interests (Cost $149,515,081)	161,395,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Warrants—0.0%
	Singapore—0.0%
27,360	Ezion Holdings Ltd., expiring 04/24/20(a) (Cost $0)	$3,257

	Rights—0.0%
	Austria—0.0%
24,553	IMMOFINANZ AG, expiring 12/31/49(a)	0

	South Korea—0.0%
337	Hanjin Kal Corp., expiring 06/09/16(a)	1,124

	Total Rights (Cost $0)	1,124

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $149,515,081)—99.9%	161,399,570

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.5%
5,724,788	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $5,724,788)	5,724,788

	Total Investments (Cost $155,239,869)—103.4%	167,124,358
	Other assets less liabilities—(3.4)%	(5,514,631)

	Net Assets—100.0%	$161,609,727

Investment Abbreviations:

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $1,743,102, which represented 1.08% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	32.2
Energy	23.6
Materials	11.0
Telecommunication Services	8.7
Information Technology	8.2
Consumer Staples	4.3
Consumer Discretionary	3.8
Utilities	3.2
Industrials	3.2
Investment Companies	1.2
Health Care	0.4
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Brazil—24.0%
68,700	AES Tiete Energia SA	$281,107
522,150	Ambev SA	2,933,954
224,122	Banco Bradesco SA	1,824,385
945,176	Banco Bradesco SA (Preference Shares)	7,094,024
543,958	Banco do Brasil SA	3,485,253
146,500	Banco Santander Brasil SA	787,945
40,600	BB Seguridade Participacoes SA	352,962
329,885	BM&FBOVESPA SA	1,642,351
108,900	BR Malls Participacoes SA	534,275
55,609	Braskem SA (Preference Shares), Class A(a)	395,619
111,300	BRF SA	1,586,867
154,600	CCR SA	724,883
116,510	Centrais Eletricas Brasileiras SA(a)	263,015
96,000	Centrais Eletricas Brasileiras SA (Preference Shares), Class B(a)	356,369
82,279	Cia Brasileira de Distribuicao (Preference Shares), Class A	1,206,717
105,392	Cia de Saneamento Basico do Estado de Sao Paulo	806,291
321,282	Cia Siderurgica Nacional SA(a)	1,223,382
81,252	Cielo SA	788,786
56,080	Companhia Energetica de Minas Gerais—CEMIG	115,222
492,923	Companhia Energetica de Minas Gerais (Preference Shares)—CEMIG	978,475
12,700	Copel—Companhia Paranaense de Energia	68,417
61,708	Copel—Companhia Paranaense de Energia (Preference Shares), Class B	506,246

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Brazil (continued)
37,100	Cosan SA Industria e Comercio	$342,316
110,790	CPFL Energia SA(a)	637,296
112,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	335,111
95,341	EDP—Energias do Brasil SA	353,647
95,867	Embraer SA	571,457
28,300	Equatorial Energia SA	348,870
38,455	Fibria Celulose SA	338,548
690,817	Gerdau SA (Preference Shares)	1,563,487
1,056,116	Itau Unibanco Holding SA (Preference Shares)	10,059,851
609,653	Itausa—Investimentos Itau SA (Preference Shares)	1,529,962
221,182	JBS SA	579,426
51,400	Klabin SA	259,621
148,000	Kroton Educacional SA	548,974
17,310	Lojas Americanas SA	55,530
60,920	Lojas Americanas SA (Preference Shares)	282,992
71,600	Lojas Renner SA	430,953
48,800	Natura Cosmeticos SA	360,612
4,194,062	Petroleo Brasileiro SA(a)	16,128,203
4,992,047	Petroleo Brasileiro SA (Preference Shares)(a)	14,799,073
39,700	Porto Seguro SA	318,677
76,000	Sul America SA	368,900
104,543	Telefonica Brasil SA (Preference Shares)	1,283,309
308,866	Tim Participacoes SA	683,823
47,954	Tractebel Energia SA	530,151
74,496	Ultrapar Participacoes SA	1,563,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Brazil (continued)
1,357,323	Vale SA	$7,744,781
2,085,027	Vale SA (Preference Shares)	9,510,353

		99,485,874

	Chile—0.9%
3,703,401	Banco de Chile	406,140
11,256,715	Banco Santander Chile	541,825
112,571	Cencosud SA	302,659
419,532	Empresa Nacional de Electricidad SA	386,263
419,532	Endesa Americas SA(a)	196,701
3,823,851	Enersis Americas SA	649,954
3,823,851	Enersis Chile SA(a)	468,447
41,553	LATAM Airlines Group SA(a)	296,792
44,566	S.A.C.I. Falabella	345,020

		3,593,801

	China—23.2%
6,197,706	Agricultural Bank of China Ltd., H-Shares	2,245,082
193,635	Anhui Conch Cement Co. Ltd., H-Shares	512,969
18,358,762	Bank of China Ltd., H-Shares	7,502,356
1,934,726	Bank of Communications Co. Ltd., H-Shares	1,224,605
78,733	Beijing Enterprises Holdings Ltd.	412,077
959,964	Belle International Holdings Ltd.	589,056
1,412,022	China Cinda Asset Management Co. Ltd., H-Shares	464,170
1,385,779	China CITIC Bank Corp. Ltd., H-Shares(a)	871,784
770,881	China Communications Construction Co. Ltd., H-Shares	930,161
18,461,285	China Construction Bank Corp., H-Shares	11,875,653
652,676	China Everbright Bank Co. Ltd., H-Shares	297,007
720,856	China Life Insurance Co. Ltd., H-Shares	1,678,268
579,514	China Longyuan Power Group Corp., H-Shares	402,669
799,492	China Merchants Bank Co. Ltd., H-Shares	1,758,281
163,873	China Merchants Holdings International Co. Ltd.	487,994
997,934	China Minsheng Banking Corp. Ltd., H-Shares	940,403
750,440	China Mobile Ltd.	8,605,120
1,188,741	China National Building Material Co. Ltd., H-Shares	616,039
310,066	China Oilfield Services Ltd., H-Shares	269,807
338,284	China Overseas Land & Investment Ltd.	1,079,324
276,489	China Pacific Insurance (Group) Co. Ltd., H-Shares	976,615
7,515,076	China Petroleum & Chemical Corp. (Sinopec), H-Shares	5,357,393
549,574	China Power International Development Ltd.	235,920
453,754	China Railway Construction Corp. Ltd., H-Shares	580,266
754,986	China Railway Group Ltd., H-Shares	601,482
349,193	China Resources Beer Holdings Co. Ltd.	768,862
289,893	China Resources Land Ltd.	716,025
419,912	China Resources Power Holdings Co. Ltd.	711,293
967,706	China Shenhua Energy Co. Ltd., H-Shares	1,636,712
203,422	China Taiping Insurance Holdings Co. Ltd.(a)	416,956
3,615,508	China Telecom Corp. Ltd., H-Shares	1,799,085

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
1,441,514	China Unicom (Hong Kong) Ltd.	$1,702,195
680,559	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	358,826
968,216	CITIC Ltd.	1,417,900
189,244	CITIC Securities Co. Ltd., H-Shares	418,146
4,668,041	CNOOC Ltd.	5,813,087
318,890	COSCO Pacific Ltd.	339,560
1,255,664	Country Garden Holdings Co. Ltd.	496,943
108,142	Dalian Wanda Commercial Properties Co. Ltd., H-Shares(b)	714,469
448,596	Dongfeng Motor Group Co. Ltd., H-Shares	492,708
64,287	ENN Energy Holdings Ltd.	314,507
991,155	Evergrande Real Estate Group Ltd.	735,968
229,090	Fosun International Ltd.	318,361
2,407,252	GCL-Poly Energy Holdings Ltd.	359,977
621,082	Geely Automobile Holdings Ltd.	309,852
3,023,257	GOME Electrical Appliances Holding Ltd.	389,736
369,496	Great Wall Motor Co. Ltd., H-Shares	280,080
304,309	Greentown China Holdings Ltd.(a)	227,137
213,290	Guangdong Investment Ltd.	302,453
300,739	Guangzhou R&F Properties Co. Ltd., H-Shares	421,032
210,926	Haitong Securities Co. Ltd., H-Shares	350,764
52,311	Hengan International Group Co. Ltd.	470,699
931,172	Huaneng Power International, Inc., H-Shares	668,621
16,752,132	Industrial & Commercial Bank of China Ltd., H-Shares	9,091,744
446,900	Inner Mongolia Yitai Coal Co. Ltd., Class B	360,648
377,151	Jiangxi Copper Co. Ltd., H-Shares	461,399
600,980	Kunlun Energy Co. Ltd.	523,723
1,389,115	Lenovo Group Ltd.	1,104,888
241,378	Longfor Properties Co. Ltd.	339,794
81,420	New China Life Insurance Co. Ltd., H-Shares	267,125
1,256,034	People’s Insurance Co. Group of China Ltd. (The), H-Shares	508,424
4,682,737	PetroChina Co. Ltd., H-Shares	3,446,917
408,862	PICC Property & Casualty Co. Ltd., H-Shares	748,445
475,309	Ping An Insurance (Group) Co. of China Ltd., H-Shares	2,245,665
117,168	Shanghai Industrial Holdings Ltd.	267,348
362,583	Shimao Property Holdings Ltd.	502,938
691,368	Sino-Ocean Land Holdings Ltd.	311,941
141,493	Sinopharm Group Co. Ltd., H-Shares	607,399
619,866	SOHO China Ltd.	312,442
413,668	Sunac China Holdings Ltd.	265,568
64,031	Tencent Holdings Ltd.	1,311,624

		96,144,487

	Hong Kong—0.2%
295,290	Digital China Holdings Ltd.	204,417
154,650	Haier Electronics Group Co. Ltd.	261,166
471,042	Skyworth Digital Holdings Ltd.	308,474

		774,057

	India—6.8%
14,344	Axis Bank Ltd. GDR(b)	513,515
11,276	GAIL India Ltd. GDR(b)	361,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
9,230	HDFC Bank Ltd. ADR	$580,290
219,934	ICICI Bank Ltd. ADR	1,550,535
108,089	Infosys Ltd. ADR	2,032,073
42,731	Larsen & Toubro Ltd. GDR(b)	814,026
32,648	Mahindra & Mahindra Ltd. GDR(b)	646,430
263,673	PowerShares India Portfolio(c)	5,057,248
241,730	Reliance Industries Ltd. GDR(b)	7,155,208
14,247	Reliance Infrastructure Ltd. GDR(b)	340,503
133,678	State Bank of India GDR(b)	3,769,720
54,510	Tata Motors Ltd. ADR(a)	1,656,014
443,841	Tata Steel Ltd. GDR(b)	2,316,850
115,448	Vedanta Ltd. ADR	725,013
50,421	Wipro Ltd. ADR	612,615

		28,132,000

	Indonesia—1.6%
2,626,850	PT Astra International Tbk	1,339,518
665,067	PT Bank Central Asia Tbk	658,108
1,047,929	PT Bank Mandiri Persero Tbk	766,797
1,029,964	PT Bank Negara Indonesia (Persero) Tbk	358,082
1,066,769	PT Bank Rakyat Indonesia (Persero) Tbk	837,205
476,021	PT Indofood Sukses Makmur Tbk	257,177
1,541,946	PT Perusahaan Gas Negara Persero Tbk	306,331
422,889	PT Semen Indonesia (Persero) Tbk	317,455
5,515,408	PT Telekomunikasi Indonesia Persero Tbk	1,484,660
282,624	PT United Tractors Tbk	321,456

		6,646,789

	Malaysia—2.6%
222,300	AMMB Holdings Bhd	257,780
567,300	Axiata Group Bhd	820,490
691,000	CIMB Group Holdings Bhd	826,052
409,800	DiGi.Com Bhd	461,569
220,200	Genting Bhd	498,290
328,400	IJM Corp. Bhd	290,024
279,200	IOI Corp. Bhd	315,900
47,500	Kuala Lumpur Kepong Bhd	290,849
569,700	Malayan Banking Bhd	1,302,297
251,500	Maxis Bhd	360,527
164,800	MISC Bhd	356,473
303,300	Petronas Chemicals Group Bhd	520,963
61,700	Petronas Gas Bhd	347,156
325,700	Public Bank Bhd	1,559,091
560,200	SapuraKencana Petroleum Bhd	236,613
258,200	Sime Darby Bhd	508,931
154,900	Telekom Malaysia Bhd	263,685
466,800	Tenaga Nasional Bhd	1,715,922

		10,932,612

	Mexico—4.0%
372,812	Alfa SAB de CV, Class A	703,869
5,536,319	America Movil SAB de CV, Series L	3,930,215
4,106,683	Cemex SAB de CV(a)	3,061,567
45,870	Coca-Cola Femsa SAB de CV, Series L	400,449
214,921	Fibra Uno Administracion SA de CV REIT	513,926
139,285	Fomento Economico Mexicano SAB de CV	1,301,677
106,917	Grupo Bimbo SAB de CV, Series A	327,381

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mexico (continued)
196,207	Grupo Financiero Banorte SAB de CV, Class O	$1,118,761
217,926	Grupo Financiero Inbursa SAB de CV, Class O	429,764
327,564	Grupo Financiero Santander Mexico SAB de CV, Series B	602,951
531,866	Grupo Mexico SAB de CV, Series B	1,358,755
183,686	Grupo Televisa SAB, Series CPO(d)	1,075,141
148,537	Mexichem SAB de CV	376,605
505,563	Wal-Mart de Mexico SAB de CV	1,255,846

		16,456,907

	Netherlands—0.2%
146,040	Steinhoff International Holdings NV	916,152

	Poland—1.6%
21,382	Bank Pekao SA	869,039
3,183	Bank Zachodni WBK SA	221,238
52,048	KGHM Polska Miedz SA	1,013,218
158,272	Orange Polska SA	257,723
156,674	PGE Polska Grupa Energetyczna SA	540,595
70,761	Polski Koncern Naftowy Orlen SA	1,273,580
303,017	Polskie Gornictwo Naftowe i Gazownictwo SA	402,986
170,191	Powszechna Kasa Oszczednosci Bank Polski SA(a)	1,089,814
119,841	Powszechny Zaklad Ubezpieczen SA	1,083,018

		6,751,211

	Russia—10.3%
2,254,523	Gazprom PAO ADR	11,651,375
230,562	LUKOIL PJSC ADR	9,772,370
23,050	Magnit PJSC GDR(b)	797,530
31,976	MegaFon PJSC GDR(b)	367,724
117,121	MMC Norilsk Nickel PJSC ADR	1,727,535
236,124	Mobile TeleSystems PJSC ADR	2,186,508
9,504	NovaTek OAO GDR(b)	912,384
465,677	Rosneft Oil Co. OAO GDR(b)	2,542,597
253,219	RusHydro PJSC ADR	258,283
837,310	Sberbank of Russia PJSC ADR	6,711,877
35,556	Severstal PAO GDR(b)	413,161
46,652	Sistema JSFC GDR(b)	342,892
380,623	Surgutneftegas OAO ADR	2,013,496
46,956	Tatneft PAO ADR	1,472,071
787,861	VTB Bank JSC GDR(b)	1,687,598

		42,857,401

	South Africa—8.3%
379,526	African Bank Investments Ltd.(a)	0
85,366	AngloGold Ashanti Ltd.(a)	1,360,486
15,979	Aspen Pharmacare Holdings Ltd.	378,022
87,366	Barclays Africa Group Ltd.	889,016
86,646	Barloworld Ltd.	502,985
54,429	Bidvest Group Ltd. (The)	1,386,676
433,716	FirstRand Ltd.	1,399,257
35,947	Foschini Group Ltd. (The)	386,955
261,868	Gold Fields Ltd.	1,194,409
353,841	Growthpoint Properties Ltd. REIT	627,548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Africa (continued)
104,698	Harmony Gold Mining Co. Ltd.(a)	$371,739
239,797	Impala Platinum Holdings Ltd.(a)	997,692
74,568	Imperial Holdings Ltd.	783,659
44,868	Investec Ltd.	347,376
127,644	Life Healthcare Group Holdings Ltd.	336,555
225,552	MMI Holdings Ltd.	376,483
13,283	Mondi Ltd.	256,167
25,398	Mr Price Group Ltd.	323,870
494,315	MTN Group Ltd.	5,195,959
238,185	Nampak Ltd.	409,159
8,002	Naspers Ltd., Class N	1,102,175
51,477	Nedbank Group Ltd.	661,034
191,492	Netcare Ltd.	489,643
525,692	Redefine Properties Ltd. REIT	455,600
38,706	Remgro Ltd.	697,654
305,239	Sanlam Ltd.	1,485,217
148,955	Sappi Ltd.(a)	648,099
126,654	Sasol Ltd.	4,147,744
71,530	Shoprite Holdings Ltd.	863,712
102,667	Sibanye Gold Ltd.	388,058
31,957	SPAR Group Ltd. (The)	479,442
295,921	Standard Bank Group Ltd.	2,665,235
88,036	Telkom SA SOC Ltd.	351,877
22,803	Tiger Brands Ltd.	566,266
59,971	Truworths International Ltd.	449,590
57,415	Vodacom Group Ltd.	670,076
91,339	Woolworths Holdings Ltd.	590,065

		34,235,500

	Taiwan—11.2%
905,811	Advanced Semiconductor Engineering, Inc.	852,366
91,738	Asustek Computer, Inc.	806,366
4,248,000	AU Optronics Corp.	1,238,062
64,000	Catcher Technology Co. Ltd.	450,439
1,387,440	Cathay Financial Holding Co. Ltd.	1,559,381
231,894	Cheng Shin Rubber Industry Co. Ltd.	482,438
1,709,081	China Development Financial Holding Corp.	436,106
633,670	China Life Insurance Co. Ltd.	478,401
1,202,360	China Steel Corp.	844,370
544,000	Chunghwa Telecom Co. Ltd.	1,838,465
732,054	Compal Electronics, Inc.	431,247
2,295,776	CTBC Financial Holding Co. Ltd.	1,167,356
231,506	Delta Electronics, Inc.	1,076,672
727,598	E.Sun Financial Holding Co. Ltd.	403,808
354,562	Far Eastern New Century Corp.	265,484
210,000	Far EasTone Telecommunications Co. Ltd.	474,002
1,015,637	First Financial Holding Co. Ltd.	497,537
267,920	Formosa Chemicals & Fibre Corp.	684,482
212,000	Formosa Petrochemical Corp.	602,747
364,280	Formosa Plastics Corp.	906,945
182,874	Foxconn Technology Co. Ltd.	377,621
1,364,928	Fubon Financial Holding Co. Ltd.	1,661,037
256,900	Highwealth Construction Corp.	386,310
1,778,846	Hon Hai Precision Industry Co. Ltd.	4,252,287
490,233	HTC Corp.	1,252,448
2,929,490	Innolux Corp.	908,284
272,000	Inotera Memories, Inc.(a)	247,096

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
950,000	Inventec Corp.	$628,856
3,000	Largan Precision Co. Ltd.	211,143
268,683	Lite-On Technology Corp.	327,388
234,091	MediaTek, Inc.	1,669,331
1,244,080	Mega Financial Holding Co. Ltd.	883,311
362,940	Nan Ya Plastics Corp.	711,184
72,000	Novatek Microelectronics Corp.	252,256
508,106	Pegatron Corp.	1,075,982
443,740	Pou Chen Corp.	559,955
130,200	Powertech Technology, Inc.	264,009
49,000	President Chain Store Corp.	347,146
372,000	Quanta Computer, Inc.	599,758
135,000	Radiant Opto-Electronics Corp.	194,842
132,000	Ruentex Industries Ltd.	184,578
1,756,908	Shin Kong Financial Holding Co. Ltd.	355,707
283,000	Siliconware Precision Industries Co. Ltd.	420,293
1,136,411	SinoPac Financial Holdings Co. Ltd.	336,840
1,293,188	Taishin Financial Holding Co. Ltd.	489,160
368,089	Taiwan Cement Corp.	375,473
176,400	Taiwan Mobile Co. Ltd.	582,476
1,746,000	Taiwan Semiconductor Manufacturing Co. Ltd.	8,120,175
179,000	TPK Holding Co. Ltd.	376,281
491,941	Uni-President Enterprises Corp.	887,699
2,205,000	United Microelectronics Corp.	820,389
1,217,771	Wistron Corp.	721,155
1,457,671	Yuanta Financial Holding Co. Ltd.	481,326

		46,458,470

	Thailand—2.5%
179,500	Advanced Info Service PCL NVDR	801,660
18,719	Bangkok Bank PCL (Foreign Shares)	88,959
69,477	Bangkok Bank PCL NVDR	326,202
477,464	Banpu PCL NVDR	174,965
755,072	Charoen Pokphand Foods PCL NVDR	514,478
301,208	CP ALL PCL NVDR	394,511
2,812,016	IRPC PCL NVDR	410,572
143,865	Kasikornbank PCL NVDR	683,699
671,876	Krung Thai Bank PCL NVDR	336,611
433,982	PTT Exploration & Production PCL NVDR	934,931
435,108	PTT Global Chemical PCL NVDR	778,536
304,719	PTT PCL NVDR	2,652,006
34,493	Siam Cement PCL (The) NVDR	481,895
215,709	Siam Commercial Bank PCL (The) NVDR	824,425
216,042	Thai Oil PCL NVDR	408,210
348,838	Total Access Communication PCL NVDR	337,054

		10,148,714

	Turkey—2.4%
394,696	Akbank TAS	1,214,753
17,233	BIM Birlesik Magazalar AS	379,899
402,602	Eregli Demir ve Celik Fabrikalari TAS	672,852
224,510	Haci Omer Sabanci Holding AS	811,492
161,193	KOC Holding AS	843,952
33,477	Tupras Turkiye Petrol Rafinerileri AS	884,757
133,955	Turk Hava Yollari AO(a)	330,777
172,472	Turk Telekomunikasyon AS	417,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Turkey (continued)
166,835	Turkcell Iletisim Hizmetleri AS	$722,436
438,268	Turkiye Garanti Bankasi AS	1,351,992
196,514	Turkiye Halk Bankasi AS	756,012
464,916	Turkiye Is Bankasi AS, Class C	816,926
313,092	Turkiye Vakiflar Bankasi TAO, Class D	553,511
213,102	Yapi ve Kredi Bankasi AS(a)	326,406

		10,083,011

	Total Common Stocks and Other Equity Interests (Cost $437,996,676)	413,616,986

	Rights—0.0%
	Thailand—0.0%
238,732	Banpu PCL, expiring 05/31/16(a) (Cost $81,944)	106,619

	Money Market Fund—0.1%
293,738	Invesco Premier Portfolio—Institutional Class, 0.39%(e) (Cost $293,738)	293,738

	Total Investments (Cost $438,372,358)—99.9%	414,017,343
	Other assets less liabilities—0.1%	589,522

	Net Assets—100.0%	$414,606,865

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $23,696,567, which represented 5.72% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated. See Note 4.
(d)	Each CPO represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares Global Agriculture Portfolio (PAGG)

April 30, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Fertilizers & Agricultural Chemicals	54.1
Agricultural Products	45.8
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—2.5%
46,488	GrainCorp Ltd., Class A	$290,559
45,240	Nufarm Ltd.	242,365
18,376	Select Harvests Ltd.	70,539

		603,463

	Canada—14.9%
20,304	Agrium, Inc.	1,752,569
103,134	Potash Corp. of Saskatchewan, Inc.	1,827,858

		3,580,427

	China—1.6%
533,540	China Agri-Industries Holdings Ltd.(a)	183,642
181,668	China BlueChemical Ltd., H-Shares	42,155
482,722	China Modern Dairy Holdings Ltd.	88,987
460,301	Sinofert Holdings Ltd.	62,899

		377,683

	Germany—4.3%
41,452	K+S AG(b)	1,034,050

	Hong Kong—0.6%
1,346,027	C.P. Pokphand Co. Ltd.	144,021

	Indonesia—5.2%
1,617,252	Golden Agri-Resources Ltd.	481,307
83,610	PT Astra Agro Lestari Tbk	102,072
1,873,685	PT Charoen Pokphand Indonesia Tbk	527,808
3,030,402	PT Eagle High Plantations Tbk(a)	65,259
707,562	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	82,356

		1,258,802

	Ireland—0.7%
23,953	Origin Enterprises PLC	168,777

	Israel—2.8%
113,155	Israel Chemicals Ltd.	562,061
584	Israel Corp. Ltd. (The)	119,851

		681,912

	Japan—2.0%
5,279	Hokuto Corp.(b)	104,993
11,429	Kumiai Chemical Industry Co. Ltd.	101,584
12,380	Nihon Nohyaku Co. Ltd.(b)	67,110

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
8,057	Sakata Seed Corp.	$208,513

		482,200

	Malaysia—8.9%
473,100	Felda Global Ventures Holdings Bhd	175,603
89,500	Genting Plantations Bhd	245,143
780,690	IOI Corp. Bhd	883,310
135,274	Kuala Lumpur Kepong Bhd	828,300

		2,132,356

	Netherlands—1.7%
20,416	OCI NV(a)	403,715

	Norway—3.7%
22,471	Yara International ASA	899,694

	Russia—1.3%
19,729	Phosagro OAO GDR(c)	305,800

	Singapore—5.3%
120,849	First Resources Ltd.	171,286
394,906	Wilmar International Ltd.	1,090,065

		1,261,351

	Taiwan—1.1%
186,099	Taiwan Fertilizer Co. Ltd.	253,014

	Turkey—0.2%
21,122	Gubre Fabrikalari TAS	43,237

	United Kingdom—0.7%
580,497	Sirius Minerals PLC(a)	165,822

	United States—42.4%
49,951	Archer-Daniels-Midland Co.	1,995,043
17,565	Bunge Ltd.	1,097,812
23,947	CF Industries Holdings, Inc.	791,927
41,818	Darling Ingredients, Inc.(a)	605,943
8,626	Fresh Del Monte Produce, Inc.	373,161
8,629	Ingredion, Inc.	993,112
14,062	Intrepid Potash, Inc.(a)	17,999
19,409	Monsanto Co.	1,818,235
65,548	Mosaic Co. (The)	1,834,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

PowerShares Global Agriculture Portfolio (PAGG) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
9,037	Scotts Miracle-Gro Co. (The), Class A	$639,639

		10,167,560

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $32,248,315)—99.9%	23,963,884

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.9%
941,008	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $941,008)	941,008

	Total Investments (Cost $33,189,323)—103.8%	24,904,892
	Other assets less liabilities—(3.8)%	(907,383)

	Net Assets—100.0%	$23,997,509

Investment Abbreviations:

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $305,800, which represented 1.27% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares Global Clean Energy Portfolio (PBD)

April 30, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Renewable Electricity	22.7
Semiconductors	12.2
Heavy Electrical Equipment	10.5
Semiconductor Equipment	9.7
Electrical Components & Equipment	8.5
Building Products	4.6
Electronic Equipment & Instruments	3.9
Electronic Components	2.9
Automobile Manufacturers	2.8
Electric Utilities	2.7
Industrial Machinery	2.6
Auto Parts & Equipment	2.6
Oil & Gas Refining & Marketing	2.6
Independent Power Producers & Energy Traders	2.3
Specialty Chemicals	1.4
Environmental & Facilities Services	1.3
Investment Companies	1.3
Packaged Foods & Meats	1.3
Application Software	1.1
Research & Consulting Services	1.1
Construction & Engineering	0.7
Internet Software & Services	0.7
Electronic Manufacturing Services	0.2
Money Market Fund Plus Other Assets Less Liabilities	0.3

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Austria—1.0%
40,332	Verbund AG	$563,570

	Brazil—1.3%
57,500	Sao Martinho SA	745,327

	Canada—5.0%
150,547	Ballard Power Systems, Inc.(a)(b)	241,577
26,228	Boralex, Inc., Class A	344,025
38,317	Canadian Solar, Inc.(a)(b)	686,258
45,422	Innergex Renewable Energy, Inc.	502,231

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
119,423	TransAlta Renewables, Inc.(a)	$1,180,310

		2,954,401

	China—18.8%
69,924	BYD Co. Ltd., H-Shares(b)	411,943
2,656,379	China Datang Corp. Renewable Power Co. Ltd., H-Shares(b)	315,045
681,517	China Everbright International Ltd.	766,105
1,618,723	China Longyuan Power Group Corp., H-Shares	1,124,751
14,642,650	China Power New Energy Development Co. Ltd.	1,151,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

PowerShares Global Clean Energy Portfolio (PBD) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
395,896	China Singyes Solar Technologies Holdings Ltd.	$145,963
2,026,921	China Titans Energy Technology Group Co. Ltd.(b)	352,749
4,128,435	GCL-Poly Energy Holdings Ltd.	617,360
3,826,006	Huaneng Renewables Corp. Ltd., H-Shares	1,134,406
23,526	JA Solar Holdings Co. Ltd. ADR(a)(b)	203,970
46,142	Kandi Technologies Group, Inc.(a)(b)	331,761
3,572,205	Shunfeng International Clean Energy Ltd.(b)	676,938
69,587	Trina Solar Ltd. ADR(b)	678,473
2,099,904	Wasion Group Holdings Ltd.	1,169,441
817,180	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,350,519
1,990,549	Xinyi Solar Holdings Ltd.	787,782

		11,218,655

	Denmark—3.3%
17,656	Novozymes A/S, Class B	846,351
15,980	Vestas Wind Systems A/S	1,143,484

		1,989,835

	France—1.2%
14,303	Albioma SA	233,443
5,854	Blue Solutions SA(a)(b)	95,410
12,628	Saft Groupe SA	392,539

		721,392

	Germany—5.3%
70,097	Aixtron SE(a)(b)	348,439
24,757	Capital Stage AG(a)	191,286
20,585	CENTROTEC Sustainable AG	340,688
43,884	Nordex SE(b)	1,228,918
15,261	SMA Solar Technology AG(a)(b)	808,412
26,776	VERBIO Vereinigte Bioenergie AG(a)	260,186

		3,177,929

	Guernsey—2.0%
787,980	Renewables Infrastructure Group Ltd. (The)	1,184,325

	Hong Kong—2.9%
1,363,003	China High Speed Transmission Equipment Group Co. Ltd.(b)	1,059,520
6,876,910	FDG Electric Vehicles Ltd.(b)	416,664
2,609,887	United Photovoltaics Group Ltd.(b)	225,420

		1,701,604

	Ireland—2.0%
44,855	Kingspan Group PLC	1,181,617

	Italy—0.5%
291,683	Falck Renewables SpA	324,057

	Japan—3.6%
91,154	GS Yuasa Corp.	386,784
241,212	Meidensha Corp.	1,041,543
10,283	Odelic Co. Ltd.	315,712
22,008	Takuma Co. Ltd.	193,350
33,821	West Holdings Corp.	206,413

		2,143,802

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	New Zealand—1.8%
147,490	Contact Energy Ltd.	$523,913
251,089	Mighty River Power Ltd.	530,233

		1,054,146

	Philippines—0.8%
3,795,805	Energy Development Corp.	476,828

	South Korea—3.3%
4,401	Samsung SDI Co. Ltd.	440,332
88,190	Seoul Semiconductor Co. Ltd.	1,191,966
21,449	Taewoong Co. Ltd.(b)	343,553

		1,975,851

	Spain—7.1%
41,187	Abengoa Yield PLC(a)	742,601
145,343	EDP Renovaveis SA	1,133,651
57,367	Gamesa Corp. Tecnologica SA	1,129,802
116,172	Saeta Yield SA	1,237,435

		4,243,489

	Sweden—2.0%
34,873	NIBE Industrier AB, Class B	1,212,792

	Switzerland—0.4%
48,174	Meyer Burger Technology AG(a)(b)	221,143

	Taiwan—4.1%
1,576,131	Epistar Corp.	1,014,005
197,000	Everlight Electronics Co. Ltd.	276,385
38,000	Gigasolar Materials Corp.	633,864
179,000	Motech Industries, Inc.(b)	169,271
306,241	Neo Solar Power Corp.	164,263
171,000	Sino-American Silicon Products, Inc.	182,383

		2,440,171

	Thailand—1.6%
1,253,358	Energy Absolute PCL NVDR	764,286
342,960	SPCG PCL NVDR	205,207

		969,493

	Turkey—0.3%
448,897	Akenerji Elektrik Uretim AS(b)	199,203

	United Kingdom—3.5%
39,981	Dialight PLC(b)	331,789
435,811	GCP Infrastructure Investments Ltd.	759,720
217,128	Greencoat UK Wind PLC	341,926
27,532	Ricardo PLC	327,493
127,719	Utilitywise PLC	315,256

		2,076,184

	United States—27.9%
5,213	Acuity Brands, Inc.	1,271,399
67,298	Ameresco, Inc., Class A(b)	300,822
39,189	Cree, Inc.(a)(b)	960,522
45,945	EnerNOC, Inc.(b)	313,345
90,878	Enphase Energy, Inc.(a)(b)	228,104
10,535	First Solar, Inc.(b)	588,274
29,294	FuelCell Energy, Inc.(a)(b)	174,592
15,248	Green Plains, Inc.	275,989
27,773	Itron, Inc.(b)	1,142,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares Global Clean Energy Portfolio (PBD) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
29,807	Johnson Controls, Inc.	$1,234,010
18,936	Maxwell Technologies, Inc.(b)	121,569
50,058	OPOWER,Inc.(a)(b)	395,458
12,037	Ormat Technologies, Inc.	522,406
60,246	Pattern Energy Group, Inc.	1,265,166
102,906	Plug Power, Inc.(a)(b)	211,986
1,162,322	REC Silicon ASA(a)(b)	255,492
25,143	Renewable Energy Group, Inc.(b)	244,390
24,351	Silver Spring Networks, Inc.(b)	342,132
32,149	SolarCity Corp.(a)(b)	974,758
29,839	SolarEdge Technologies, Inc.(a)(b)	799,387
32,869	SunPower Corp.(a)(b)	661,982
41,314	TerraForm Power, Inc., Class A(a)(b)	441,233
5,101	Tesla Motors, Inc.(a)(b)	1,228,117
22,188	Universal Display Corp.(b)	1,293,782
62,311	Veeco Instruments, Inc.(b)	1,147,145
69,386	Vivint Solar, Inc.(b)	231,749

		16,625,835

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $58,553,854)—99.7%	59,401,649

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—13.1%
7,831,285	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(c)(d) (Cost $7,831,285)	7,831,285

	Total Investments (Cost $66,385,139)—112.8%	67,232,934
	Other assets less liabilities—(12.8)%	(7,636,537)

	Net Assets—100.0%	$59,596,397

Investment Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2016.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

April 30, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Gold	83.5
Precious Metals & Minerals	9.7
Silver	6.8
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments

Number of Shares		Value
	Common Stocks—100.0%
	Australia—9.9%
287,796	Evolution Mining Ltd.	$430,478
217,935	Newcrest Mining Ltd.(a)	3,155,036
184,276	Northern Star Resources Ltd.	544,239
191,237	OceanaGold Corp.	685,498
115,477	Regis Resources Ltd.	255,566

		5,070,817

	Canada—52.5%
43,638	Agnico Eagle Mines Ltd.	2,066,238
293,433	B2Gold Corp.(a)	653,583
221,024	Barrick Gold Corp.	4,286,023
51,523	Centerra Gold, Inc.	285,462
54,301	Detour Gold Corp.(a)	1,166,566
26,725	Dominion Diamond Corp.	307,446
226,811	Eldorado Gold Corp.	957,872
50,405	Franco-Nevada Corp.	3,545,171
213,747	Goldcorp, Inc.	4,313,847
124,654	IAMGOLD Corp.(a)	424,934
362,898	Kinross Gold Corp.(a)	2,071,468
161,255	New Gold, Inc.(a)	759,544
33,580	Osisko Gold Royalties Ltd.	450,378
45,218	Pan American Silver Corp.	710,074
42,015	Pretium Resources, Inc.(a)	346,491
93,157	SEMAFO, Inc.(a)	415,733
25,582	Silver Standard Resources, Inc.(a)(b)	240,584
97,358	Silver Wheaton Corp.	2,043,383
249,079	Torex Gold Resources, Inc.(a)	443,435
299,752	Yamana Gold, Inc.	1,488,470

		26,976,702

	China—1.2%
1,825,746	Zijin Mining Group Co. Ltd., H-Shares	604,879

	Hong Kong—0.3%
7,059,871	G-Resources Group Ltd.	161,999

	Japan—0.3%
10,633	Asahi Holdings, Inc.	147,080

Number of Shares		Value
	Common Stocks (continued)
	Jersey Island—4.4%
342,780	Centamin PLC	$607,086
16,971	Randgold Resources Ltd.	1,683,078

		2,290,164

	Mexico—2.9%
53,644	Fresnillo PLC	874,630
40,254	Industrias Penoles SAB de CV	632,037

		1,506,667

	Russia—1.6%
81,989	Polymetal International PLC	851,550

	South Africa—10.9%
18,778	Anglo American Platinum Ltd.(a)	544,480
118,526	AngloGold Ashanti Ltd.(a)	1,888,960
246,291	Gold Fields Ltd.	1,123,361
190,706	Impala Platinum Holdings Ltd.(a)	793,446
109,720	Northam Platinum Ltd.(a)	375,334
229,078	Sibanye Gold Ltd.	865,863

		5,591,444

	Turkey—0.2%
14,582	Koza Altin Isletmeleri AS(a)	95,498

	United Kingdom—0.5%
48,025	Acacia Mining PLC	247,498

	United States—15.3%
73,902	Alacer Gold Corp.(a)	200,596
116,226	Hecla Mining Co.	500,934
118,757	Newmont Mining Corp.	4,152,932
19,416	Royal Gold, Inc.	1,215,830
38,314	Stillwater Mining Co.(a)	467,431
92,040	Tahoe Resources, Inc.	1,302,051

		7,839,774

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $50,803,072)—100.0%	51,384,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares Global Gold and Precious Metals Portfolio (PSAU) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.1%
32,300	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(c)(d) (Cost $32,300)	$32,300

	Total Investments (Cost $50,835,372)—100.1%	51,416,372
	Other assets less liabilities—(0.1)%	(45,970)

	Net Assets—100.0%	$51,370,402

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

PowerShares Global Water Portfolio (PIO)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Utilities	45.2
Industrials	40.2
Materials	8.7
Health Care	3.8
Information Technology	1.9
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks—99.8%
	Brazil—2.1%
572,441	Cia de Saneamento Basico do Estado de Sao Paulo	$4,379,403

	Canada—0.0%
32,870	Pure Technologies Ltd.	127,796

	Cayman Islands—0.3%
39,277	Consolidated Water Co. Ltd.	545,557

	China—7.4%
14,008,622	Beijing Enterprises Water Group Ltd.	8,397,372
849,081	China Everbright Water Ltd.(a)	410,627
8,713,057	China Longyuan Power Group Corp., H-Shares	6,054,166
643,178	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares	359,845

		15,222,010

	Finland—1.0%
120,738	Kemira Oyj	1,463,079
34,575	Uponor Oyj	533,418

		1,996,497

	France—11.5%
424,296	Suez Environnement Co.(b)	7,824,072
647,715	Veolia Environnement SA(b)	15,916,606

		23,740,678

	Hong Kong—0.1%
857,203	China Water Industry Group Ltd.(a)	146,970

	Japan—3.4%
266,352	Kurita Water Industries Ltd.	6,576,961
34,675	Organo Corp.	135,142
28,922	Torishima Pump Manufacturing Co. Ltd.	280,854

		6,992,957

	Malaysia—0.1%
542,005	Puncak Niaga Holdings Bhd	166,493

Number of Shares		Value
	Common Stocks (continued)
	Netherlands—1.8%
221,280	Arcadis NV	$3,790,239

	Singapore—0.4%
512,881	Hyflux Ltd.	236,588
1,168,131	SIIC Enviornment Holdings Ltd.(a)	608,379

		844,967

	Spain—3.7%
96,140	Acciona SA	7,701,366

	Switzerland—7.5%
40,527	Geberit AG	15,572,346

	United Kingdom—20.4%
293,122	Halma PLC	3,830,201
382,208	Pennon Group PLC	4,546,363
308,149	Pentair PLC	17,897,294
242,847	Severn Trent PLC	7,922,481
569,937	United Utilities Group PLC	7,843,897

		42,040,236

	United States—40.1%
113,406	American Water Works Co., Inc.	8,251,421
143,362	Ecolab, Inc.	16,483,763
264,516	HD Supply Holdings, Inc.(a)	9,067,608
203,235	Pattern Energy Group, Inc.	4,267,935
87,547	Roper Technologies, Inc.	15,416,151
750,512	TerraForm Power, Inc., Class A(a)(b)	8,015,468
35,523	Valmont Industries, Inc.	4,986,719
61,101	Waters Corp.(a)	7,952,906
196,497	Xylem, Inc.	8,209,645

		82,651,616

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $173,268,833)—99.8%	205,919,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

PowerShares Global Water Portfolio (PIO) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—11.7%
24,156,996	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(c)(d) (Cost $24,156,996)	$24,156,996

	Total Investments (Cost $197,425,829)—111.5%	230,076,127
	Other assets less liabilities—(11.5)%	(23,808,634)

	Net Assets—100.0%	$206,267,493

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

PowerShares International BuyBack Achievers™ Portfolio (IPKW)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Consumer Discretionary	32.0
Industrials	18.8
Financials	16.9
Consumer Staples	13.5
Health Care	6.0
Telecommunication Services	5.2
Materials	4.2
Energy	1.8
Information Technology	1.4
Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Belgium—2.4%
34,062	Colruyt SA	$1,961,568

	Brazil—6.2%
906,900	Cia Siderurgica Nacional SA(a)	3,453,305
504,300	Gafisa SA(a)	339,045
379,100	MRV Engenharia e Participacoes SA	1,320,500

		5,112,850

	Canada—14.9%
29,794	Canadian Pacific Railway Ltd.	4,305,930
56,254	Dollarama, Inc.	4,062,539
92,084	Magna International, Inc.	3,874,203

		12,242,672

	China—2.3%
2,572,748	Evergrande Real Estate Group Ltd.	1,910,358

	Denmark—2.5%
77,943	Topdanmark A/S(a)	2,063,031

	Egypt—1.0%
728,984	Egyptian Financial Group-Hermes Holding SAE(a)	827,500

	France—4.9%
22,152	L’Oreal SA	4,020,159

	Germany—6.3%
19,513	Muenchener Rueckversicherungs-Gesellschaft AG	3,619,453
50,021	RHOEN KLINIKUM AG	1,554,606

		5,174,059

	Ireland—1.4%
165,838	Origin Enterprises PLC	1,168,526

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan—28.6%
112,868	Accordia Golf Co. Ltd.	$1,092,867
25,703	Aderans Co. Ltd.	133,566
51,513	Aoyama Trading Co. Ltd.	1,983,584
116,317	EDION Corp.	964,280
419,957	Fujikura Ltd.	2,131,283
119,813	Fujitec Co. Ltd.	1,231,780
123,788	Japan Securities Finance Co. Ltd.	498,646
58,289	Nichii Gakkan Co.	447,266
60,784	Nippon Gas Co. Ltd.	1,462,861
186,565	Nisshinbo Holdings, Inc.	2,101,134
49,347	NS Solutions Corp.	887,826
174,774	NTT DoCoMo, Inc.	4,242,143
13,391	Roland DG Corp.	272,338
53,152	Sankyo Co. Ltd.	2,071,535
78,183	Toho Holdings Co. Ltd.	1,869,903
419,269	Yamada Denki Co. Ltd.	2,155,222

		23,546,234

	Luxembourg—1.3%
6,539	Cosmo Pharmaceuticals SA(a)	1,080,623

	Netherlands—4.7%
176,426	Koninklijke Ahold NV	3,839,319

	South Korea—2.4%
205,677	Samsung Heavy Industries Co. Ltd.(a)	1,931,494

	Spain—2.7%
172,585	Mediaset Espana Comunicacion SA	2,241,579

	Sweden—2.1%
48,969	Intrum Justitia AB	1,759,172

	Switzerland—4.0%
1,633	Forbo Holding AG	1,989,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

PowerShares International BuyBack Achievers™ Portfolio (IPKW) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
32,210	Mobilezone Holding AG	$455,342
20,484	Vontobel Holding AG	886,892

		3,332,160

	Thailand—0.7%
13,489,921	Bangkok Land PCL NVDR	587,022

	United Kingdom—11.4%
96,321	InterContinental Hotels Group PLC	3,850,639
223,556	Intermediate Capital Group PLC	2,010,773
606,444	QinetiQ Group PLC	1,987,307
206,286	SVG Capital PLC(a)	1,556,271

		9,404,990

	Total Investments (Cost $79,617,156)—99.8%	82,203,316
	Other assets less liabilities—0.2%	205,598

	Net Assets—100.0%	$82,408,914

Investment Abbreviations:

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Industrials	30.5
Consumer Staples	19.2
Consumer Discretionary	19.0
Information Technology	9.7
Materials	7.4
Utilities	6.1
Health Care	6.0
Financials	6.0
Energy	1.2
Other Assets Less Liabilities	(5.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—105.1%
	Consumer Discretionary—19.0%
764	Autobacs Seven Co. Ltd.	$13,496
371	Benesse Holdings, Inc.	10,767
304	Bridgestone Corp.	11,695
1,093	Fuji Media Holdings, Inc.	12,728
720	McDonald’s Holdings Co. Japan Ltd.	17,954
808	Nikon Corp.	12,166
1,972	Onward Holdings Co. Ltd.	13,860
367	Sankyo Co. Ltd.	14,303
973	Sekisui Chemical Co. Ltd.	12,613
563	Shimachu Co. Ltd.	13,518
1,811	Shochiku Co. Ltd.	18,416
1,372	Takashimaya Co. Ltd.	10,348
479	Toho Co. Ltd.	12,580
2,654	Tokyo Dome Corp.	11,559
223	Toyota Motor Corp.	11,784
1,832	TSI Holdings Co. Ltd.	12,054
1,002	Wacoal Holdings Corp.	12,455
2,458	Yamada Denki Co. Ltd.	12,635

		234,931

	Consumer Staples—19.2%
405	Asahi Group Holdings Ltd.	13,282
502	Coca-Cola West Co. Ltd.	14,028
231	FamilyMart Co. Ltd.	12,500
680	House Foods Group, Inc.	13,397
386	Ito EN Ltd.	12,122
1,047	Kagome Co. Ltd.	22,839
915	Kirin Holdings Co. Ltd.	13,610
132	Kobayashi Pharmaceutical Co. Ltd.	10,881
158	Lawson, Inc.	12,552
622	Maruha Nichiro Corp.	14,150
497	NH Foods Ltd.	11,292
700	Nisshin Seifun Group, Inc.	11,770

Number of Shares		Value
	Common Stocks (continued)
	Consumer Staples (continued)
248	Nissin Foods Holdings Co. Ltd.	$11,775
2,584	Sapporo Holdings Ltd.	14,225
287	Seven & i Holdings Co. Ltd.	12,186
239	Sugi Holdings Co. Ltd.	11,884
286	Suntory Beverage & Food Ltd.	12,804
321	Toyo Suisan Kaisha Ltd.	11,701

		236,998

	Energy—1.2%
1,499	TonenGeneral Sekiyu K.K.	14,668

	Financials—6.0%
3,604	Aozora Bank Ltd.	13,170
99	Daito Trust Construction Co. Ltd.	14,337
1,706	Daiwa Securities Group, Inc.	10,304
1,321	Matsui Securities Co. Ltd.	11,766
579	Mitsubishi Estate Co. Ltd.	11,478
1,368	Yamaguchi Financial Group, Inc.	13,105

		74,160

	Health Care—6.0%
825	Astellas Pharma, Inc.	11,543
672	Mitsubishi Tanabe Pharma Corp.	12,329
1,216	Nipro Corp.	12,206
188	Sawai Pharmaceutical Co. Ltd.	12,440
324	Suzuken Co. Ltd.	11,583
270	Takeda Pharmaceutical Co. Ltd.	13,278

		73,379

	Industrials—30.5%
578	Aica Kogyo Co. Ltd.	13,430
4,311	ANA Holdings, Inc.	12,410
743	COMSYS Holdings Corp.	11,500
1,393	Dai Nippon Printing Co. Ltd.	13,553

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Industrials (continued)
134	East Japan Railway Co.	$12,303
2,073	Hankyu Hanshin Holdings, Inc.	13,465
2,208	Iwatani Corp.	13,290
1,251	Kamigumi Co. Ltd.	11,669
1,537	Keikyu Corp.	14,265
1,411	Keio Corp.	12,792
930	Kinden Corp.	11,195
3,084	Kintetsu Group Holdings Co. Ltd.	12,971
527	Kurita Water Industries Ltd.	13,013
1,083	Kyowa Exeo Corp.	12,673
853	Mitsui & Co. Ltd.	10,695
1,101	Nagase & Co. Ltd.	12,719
3,144	Nagoya Railroad Co. Ltd.	16,220
2,293	Nankai Electric Railway Co. Ltd.	12,451
732	Nippo Corp.	12,342
2,857	Nishimatsu Construction Co. Ltd.	12,710
1,058	Odakyu Electric Railway Co. Ltd.	11,797
464	Park24 Co. Ltd.	13,378
401	Recruit Holdings Co. Ltd.	12,799
191	Secom Co. Ltd.	15,075
2,038	Sotetsu Holdings, Inc.	13,390
1,876	Taisei Corp.	13,115
2,715	Tobu Railway Co., Ltd.	14,261
1,504	Tokyu Corp.	13,340
1,531	Toppan Printing Co. Ltd.	13,551

		376,372

	Information Technology—9.7%
2,007	Anritsu Corp.	12,324
543	Azbil Corp.	14,367
483	Canon, Inc.	14,048
2,295	Citizen Holdings Co. Ltd.	13,385
303	FUJIFILM Holdings Corp.	12,939
340	Nomura Research Institute Ltd.	12,362
252	NTT Data Corp.	13,519
259	Oracle Corp. Japan	14,306
1,148	Ricoh Co. Ltd.	12,167

		119,417

	Materials—7.4%
895	ADEKA Corp.	13,024
999	Kuraray Co. Ltd.	13,128
3,389	Kureha Corp.	11,941
449	Maruichi Steel Tube Ltd.	13,471
12,368	Showa Denko K.K.	13,293
3,161	Sumitomo Osaka Cement Co. Ltd.	13,886
1,448	Toray Industries, Inc.	12,541

		91,284

	Utilities—6.1%
852	Chugoku Electric Power Co., Inc. (The)	11,355
367	Electric Power Development Co. Ltd.	11,371
901	Hokuriku Electric Power Co.	12,092
3,746	Osaka Gas Co. Ltd.	13,892

Number of Shares		Value
	Common Stocks (continued)
	Utilities (continued)
1,957	Toho Gas Co. Ltd.	$13,718
2,865	Tokyo Gas Co. Ltd.	12,990

		75,418

	Total Investments (Cost $1,207,344)—105.1%	1,296,627
	Other assets less liabilities—(5.1)%	(62,528)

	Net Assets—100.0%	$1,234,099

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

PowerShares S&P International Developed Quality Portfolio (IDHQ)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Consumer Staples	26.7
Health Care	19.4
Consumer Discretionary	16.4
Industrials	11.2
Financials	9.8
Information Technology	6.9
Materials	6.0
Telecommunication Services	1.7
Utilities	0.9
Other Assets Less Liabilities	1.0

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.0%
	Australia—3.4%
7,588	Amcor Ltd.	$89,178
406	ASX Ltd.	13,549
11,310	BHP Billiton PLC	154,596
2,947	Coca-Cola Amatil Ltd.	19,341
497	Cochlear Ltd.	40,974
3,154	CSL Ltd.	253,166
504	Flight Centre Travel Group Ltd.	15,120
331	REA Group Ltd.	12,863
23,066	Telstra Corp. Ltd.	94,351
1,757	TPG Telecom Ltd.	14,361
7,382	Woolworths Ltd.	124,558

		832,057

	Austria—0.1%
648	CA Immobilien Anlagen AG	12,380
327	Oesterreichische Post AG	12,775
429	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,685

		34,840

	Belgium—0.5%
711	bpost SA	20,061
389	Colruyt SA	22,402
864	Proximus SADP	29,069
383	Solvay SA	38,717

		110,249

	Canada—6.5%
2,220	Alimentation Couche-Tard, Inc., Class B	97,477
27,260	Bombardier, Inc., Class B(a)	41,132
2,571	Canadian Imperial Bank of Commerce	208,003
5,312	Canadian National Railway Co.	327,643
1,121	Canadian Pacific Railway Ltd.	162,011
148	CCL Industries, Inc., Class B	27,146

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
1,963	CI Financial Corp.	$43,535
190	Constellation Software, Inc.	74,377
1,070	Dollarama, Inc.	77,273
608	Genworth MI Canada, Inc.	15,765
294	Linamar Corp.	12,752
2,638	Magna International, Inc.	110,987
12,469	Manulife Financial Corp.	184,158
1,316	Metro, Inc.	44,115
5,054	Potash Corp. of Saskatchewan, Inc.	89,573
1,709	SNC-Lavalin Group, Inc.	64,412

		1,580,359

	Denmark—6.5%
558	Carlsberg A/S, Class B	54,355
582	Chr. Hansen Holding A/S	36,228
1,099	Coloplast A/S, Class B	82,430
1,189	DSV A/S	50,042
568	ISS A/S	21,572
19,648	Novo Nordisk A/S, Class B	1,097,250
1,749	Novozymes A/S, Class B	83,839
1,073	Pandora A/S	139,361
689	Tryg A/S	13,010

		1,578,087

	Finland—2.5%
949	Elisa Oyj	35,445
2,553	Fortum Oyj	38,481
2,442	Kone Oyj, Class B	111,430
1,058	Metso Oyj	25,435
26,527	Nokia Oyj	156,471
892	Nokian Renkaat Oyj	32,918
889	Orion Oyj, Class B	31,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

PowerShares S&P International Developed Quality Portfolio (IDHQ) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Finland (continued)
3,156	Sampo Oyj, Class A	$137,829
996	Wartsila Oyj Abp	42,710

		611,734

	France—7.6%
4,900	Airbus Group SE	306,483
11,320	AXA SA	285,432
363	Christian Dior SE	63,757
960	Cie Generale des Etablissements Michelin	100,223
122	Hermes International	43,457
1,213	Klepierre REIT	57,066
1,369	Legrand SA	77,991
1,668	L’Oreal SA	302,710
2,296	LVMH Moet Hennessy Louis Vuitton SE	381,573
525	Sodexo SA	53,029
527	Thales SA	45,572
6,690	Vivendi SA	128,421

		1,845,714

	Germany—4.8%
5,315	BASF SE	439,215
527	Beiersdorf AG	47,298
666	Continental AG	146,306
6,618	Deutsche Post AG	194,349
798	Evonik Industries AG	25,285
986	Henkel AG & Co. KGaA (Preference Shares)	112,570
6,775	Infineon Technologies AG	96,415
808	Porsche Automobil Holding SE (Preference Shares)	45,097
1,221	ProSiebenSat.1 Media SE	62,260

		1,168,795

	Hong Kong—1.8%
3,600	Cheung Kong Infrastructure Holdings Ltd.	34,041
14,408	Cheung Kong Property Holdings Ltd.	98,905
13,204	Galaxy Entertainment Group Ltd.	44,597
49,958	Li & Fung Ltd.	30,977
41,540	Noble Group Ltd.(a)	14,217
12,004	Power Assets Holdings Ltd.	114,435
19,688	Sands China Ltd.	70,557
17,600	SJM Holdings Ltd.	11,843
1,540	VTech Holdings Ltd.	15,922

		435,494

	Ireland—0.6%
6,530	Experian PLC	119,668
268	Paddy Power Betfair PLC	35,929

		155,597

	Israel—0.4%
10,172	Bezeq The Israeli Telecommunication Corp. Ltd.	21,720
305	Caesarstone Sdot-Yam Ltd.(a)	11,294
696	Check Point Software Technologies Ltd.(a)	57,678

		90,692

	Italy—0.7%
7,307	Assicurazioni Generali SpA	111,476
1,523	Finecobank Banca Fineco SpA	12,228
757	Moncler SpA	12,277

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
623	Recordati SpA	$15,834
493	Salvatore Ferragamo SpA	11,412

		163,227

	Japan—9.8%
1,320	Advantest Corp.	13,077
1,200	Alps Electric Co. Ltd.	22,319
12,924	Astellas Pharma, Inc.	180,824
580	Coca-Cola West Co. Ltd.	16,208
529	Daito Trust Construction Co. Ltd.	76,610
4,440	GungHo Online Entertainment, Inc.	11,951
1,680	Haseko Corp.	16,016
720	Hitachi Chemical Co. Ltd.	12,624
480	Hitachi High-Technologies Corp.	13,548
333	Hoshizaki Electric Co. Ltd.	28,851
2,400	Hoya Corp.	95,578
1,060	Iida Group Holdings Co. Ltd.	20,716
580	ITOCHU Techno-Solutions Corp.	11,709
700	Japan Airlines Co. Ltd.	25,862
8,102	Japan Tobacco, Inc.	343,026
1,140	Kakaku.com, Inc.	21,235
256	Kaken Pharmaceutical Co. Ltd.	14,523
2,493	Kao Corp.	142,504
700	Konami Holdings Corp.	22,473
2,960	Konica Minolta, Inc.	26,780
6,804	Laox Co. Ltd.(a)	7,440
4,160	Mitsubishi Motors Corp.	17,457
480	Mixi, Inc.	16,958
2,760	MS&AD Insurance Group Holdings, Inc.	76,574
1,144	Murata Manufacturing Co. Ltd.	158,190
600	Nabtesco Corp.	14,064
940	Nexon Co. Ltd.	14,619
600	Nintendo Co. Ltd.	84,985
360	OBIC Co. Ltd.	19,549
340	Oracle Corp. Japan	18,780
1,217	Oriental Land Co. Ltd.	86,445
302	Otsuka Corp.	15,016
11,764	Panasonic Corp.	109,333
743	Pigeon Corp.	20,340
2,000	Renesas Electronics Corp.(a)	12,281
360	Sankyo Co. Ltd.	14,031
480	Sanrio Co. Ltd.	9,717
360	SCSK Corp.	13,509
1,800	Seiko Epson Corp.	31,056
3,731	Seven Bank Ltd.	16,424
2,880	Sompo Japan Nipponkoa Holdings, Inc.	79,150
480	START TODAY Co. Ltd.	20,816
243	Sugi Holdings Co. Ltd.	12,082
1,006	Sysmex Corp.	65,816
5,182	T&D Holdings, Inc.	52,379
4,560	Tokio Marine Holdings, Inc.	157,221
960	Tokyo Electron Ltd.	66,494
3,600	Tosoh Corp.	17,160
182	Tsuruha Holdings, Inc.	17,963
1,249	USS Co. Ltd.	20,475

		2,382,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

PowerShares S&P International Developed Quality Portfolio (IDHQ) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands—1.5%
2,387	ASML Holding NV	$230,745
5,985	Koninklijke Ahold NV	130,244

		360,989

	New Zealand—0.3%
3,686	Fisher & Paykel Healthcare Corp. Ltd.	23,584
4,146	Sky Network Television Ltd.	15,452
10,704	Spark New Zealand Ltd.	27,768

		66,804

	Norway—0.3%
1,219	Gjensidige Forsikring ASA	20,876
4,445	Orkla ASA	38,806
963	Veidekke ASA	13,215

		72,897

	Portugal—0.1%
1,577	Jeronimo Martins SGPS SA	25,811

	Singapore—1.5%
12,724	CapitaLand Commercial Trust Ltd. REIT	13,538
11,182	ComfortDelGro Corp. Ltd.	24,044
4,320	SATS Ltd.	13,178
6,724	Singapore Exchange Ltd.	37,671
9,124	Singapore Press Holdings Ltd.	27,561
9,124	Singapore Technologies Engineering Ltd.	21,859
39,976	Singapore Telecommunications Ltd.	114,808
7,564	United Overseas Bank Ltd.	104,676

		357,335

	South Africa—0.2%
2,535	Mondi PLC	48,573

	South Korea—2.8%
178	Amorepacific Corp.	63,661
381	Coway Co. Ltd.	32,971
580	Grand Korea Leisure Co. Ltd.	14,686
125	Hana Tour Service, Inc.	9,961
406	Hankook Tire Co. Ltd.	18,921
89	Hanssem Co. Ltd.	14,919
1,870	Hanwha Life Insurance Co. Ltd.	10,963
428	Hyundai Marine & Fire Insurance Co. Ltd.	11,945
198	Innocean Worldwide, Inc.	14,337
556	Kangwon Land, Inc.	20,812
431	KEPCO Engineering & Construction Co., Inc.	12,729
169	KEPCO Plant Service & Engineering Co. Ltd.	11,198
152	Korea Kolmar Co. Ltd.	11,633
806	KT&G Corp.	87,009
63	LG Household & Health Care Ltd.	55,679
35	Medy-Tox, Inc.	12,994
210	Naver Corp.	124,776
52	Samlip General Foods Co. Ltd.	9,721
615	Samsung Life Insurance Co. Ltd.	59,103
3,385	SK Hynix, Inc.	83,630

		681,648

	Spain—1.6%
2,963	Amadeus IT Holding SA, Class A	134,864
1,849	Endesa SA	38,829

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
6,878	Industria de Diseno Textil SA	$220,852

		394,545

	Sweden—2.2%
668	Axfood AB	12,382
1,571	Boliden AB	27,415
1,650	Electrolux AB, Series B	47,922
7,624	Hennes & Mauritz AB, Class B	271,320
1,453	Hexpol AB, Class B	15,033
1,236	Investment AB Kinnevik, Class B	35,589
2,237	Investor AB, Class B	82,175
2,545	Skanska AB, Class B	56,024

		547,860

	Switzerland—18.6%
11,346	ABB Ltd.	240,059
2,734	Compagnie Financiere Richemont SA	181,981
54	Givaudan SA	106,479
283	Kuehne + Nagel International AG	40,804
16,136	Nestle SA	1,203,677
14,230	Novartis AG	1,086,736
4,429	Roche Holding AG	1,120,535
383	Schindler Holding AG-PC	69,807
33	SGS SA	72,679
155	Swatch Group AG (The)-BR	52,977
165	Swisscom AG	83,748
495	Syngenta AG	198,310
1,405	Wolseley PLC	78,643

		4,536,435

	United Kingdom—24.5%
5,633	3i Group PLC	39,081
1,364	Admiral Group PLC	37,105
1,537	Aggreko PLC	24,474
1,911	Associated British Foods PLC	85,774
28,340	Aviva PLC	179,512
29,023	BAE Systems PLC	202,928
915	Berkeley Group Holdings PLC (The)	40,145
14,112	British American Tobacco PLC	862,051
1,839	Bunzl PLC	54,930
2,633	Burberry Group PLC	45,861
14,160	Compass Group PLC	252,857
14,082	Diageo PLC	380,806
10,025	GKN PLC	40,929
27,691	GlaxoSmithKline PLC	591,837
2,844	Hargreaves Lansdown PLC	53,577
2,631	IMI PLC	36,036
6,049	Imperial Brands PLC	329,503
909	Intertek Group PLC	43,370
24,891	ITV PLC	82,114
988	Johnson Matthey PLC	41,784
14,077	Kingfisher PLC	75,041
8,072	Marks & Spencer Group PLC	50,078
959	Next PLC	71,436
1,864	Persimmon PLC	54,257
4,208	Reckitt Benckiser Group PLC	410,173
10,100	RELX NV	169,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

PowerShares S&P International Developed Quality Portfolio (IDHQ) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
11,661	RELX PLC	$206,695
5,443	SABMiller PLC	333,689
7,111	Sage Group PLC (The)	61,668
943	Schroders PLC	34,728
13,394	Unilever NV CVA	588,550
10,803	Unilever PLC	483,385

		5,963,904

	United States—0.2%
891	Mobileye NV(a)	33,992
87	Taro Pharmaceutical Industries Ltd.(a)	12,157

		46,149

	Total Investments (Cost $23,374,082)—99.0%	24,092,553
	Other assets less liabilities—1.0%	247,322

	Net Assets—100.0%	$24,339,875

Investment Abbreviations:

CVA—Dutch Certificates

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Statements of Assets and Liabilities

April 30, 2016

(Unaudited)

	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)	PowerShares DWA Developed Markets Momentum Portfolio (PIZ)	PowerShares DWA Emerging Markets Momentum Portfolio (PIE)	PowerShares Emerging Markets Infrastructure Portfolio (PXR)
Assets:
Unaffiliated investments, at value(a)	$1,311,314	$211,114,783	$158,126,849	$19,954,397
Affiliated investments, at value	—	—	10,244	732,105

Total investments, at value	1,311,314	211,114,783	158,137,093	20,686,502
Foreign currencies, at value	1,242	95,138	—	—
Cash segregated as collateral	—	—	—	—
Receivables:
Dividends	5,690	606,708	422,153	25,156
Foreign tax reclaims	19	942,733	42,302	—
Settlement proceeds	—	172,679	488,463	136,115
Investments sold	—	338	—	—
Shares sold	—	—	2,291,018	—
Securities lending	—	—	—	3,912
Unrealized appreciation on forward foreign currency contracts outstanding	1,534	—	—	—

Total Assets	1,319,799	212,932,379	161,381,029	20,851,685

Liabilities:
Due to custodian	598	875,543	942	2,193
Payables:
Investments purchased	15	539,160	1,653,944	—
Shares repurchased	—	—	2,135	—
Collateral upon return of securities loaned	—	—	—	730,985
Collateral upon receipt of securities in-kind	—	—	—	—
Unrealized depreciation on forward foreign currency contracts outstanding	12,473	—	—	—
Accrued unitary management fees	268	138,239	116,482	11,978
Accrued expenses	—	53,291	—	8,416

Total Liabilities	13,354	1,606,233	1,773,503	753,572

Net Assets	$1,306,445	$211,326,146	$159,607,526	$20,098,113

Net Assets Consist of:
Shares of beneficial interest	$1,265,430	$315,743,536	$296,291,240	$61,596,964
Undistributed net investment income	(331)	1,197,675	(62,155)	25,436
Undistributed net realized gain (loss)	(31,759)	(116,043,861)	(141,649,149)	(37,346,925)
Net unrealized appreciation (depreciation)	73,105	10,428,796	5,027,590	(4,177,362)

Net Assets	$1,306,445	$211,326,146	$159,607,526	$20,098,113

Shares outstanding (unlimited amount authorized, $0.01 par value)	50,001	9,100,000	10,450,000	650,000
Net asset value	$26.13	$23.22	$15.27	$30.92

Market price	$26.05	$23.11	$15.18	$30.45

Unaffiliated investments, at cost	$1,227,363	$200,647,817	$153,099,518	$24,131,872

Affiliated investments, at cost	$—	$—	$10,244	$732,105

Total investments, at cost	$1,227,363	$200,647,817	$153,109,762	$24,863,977

Foreign currencies, at cost	$1,228	$93,744	$—	$—

(a) Includes securities on loan with an aggregate value of:	$—	$—	$—	$707,548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	PowerShares Global Agriculture Portfolio (PAGG)	PowerShares Global Clean Energy Portfolio (PBD)	PowerShares Global Gold and Precious Metals Portfolio (PSAU)

$248,415,277	$23,054,364	$719,783,877	$161,399,570	$408,666,357	$23,963,884	$59,401,649	$51,384,072
990,494	—	18,316,471	5,724,788	5,350,986	941,008	7,831,285	32,300

249,405,771	23,054,364	738,100,348	167,124,358	414,017,343	24,904,892	67,232,934	51,416,372
549,456	211	293,748	52,571	2,467	—	70,219	297
1,470,884	—	—	1,720,216	—	—	—	—

439,557	29,119	2,914,403	681,824	399,551	33,158	72,090	24,725
162,153	136	1,886,930	132,811	16,855	202,769	56,175	2,828
—	42,542	93,426	43,889	324,227	31,788	402,913	5,104
228	—	—	—	—	—	78,974	—
1,172,144	—	—	121,201	—	—	—	—
—	—	80,146	12,684	—	2,234	70,007	70
22,330	—	—	—	—	—	—	—

253,222,523	23,126,372	743,369,001	169,889,554	414,760,443	25,174,841	67,983,312	51,449,396

—	42,488	3,386,917	640,929	—	214,145	465,534	20,583

1,417,171	—	4,939	121,553	—	—	14	—
—	—	—	—	—	—	50,059	—
—	—	18,316,471	5,724,788	—	941,008	7,831,285	32,300
1,470,884	—	—	1,720,216	—	—	—	—
1,924,284	—	—	—	—	—	—	—
43,408	9,083	254,837	62,167	153,578	14,246	36,846	26,111
—	—	101,887	10,174	—	7,933	3,177	—

4,855,747	51,571	22,065,051	8,279,827	153,578	1,177,332	8,386,915	78,994

$248,366,776	$23,074,801	$721,303,950	$161,609,727	$414,606,865	$23,997,509	$59,596,397	$51,370,402

$252,943,036	$35,109,235	$859,861,665	$161,747,380	$576,487,479	$43,983,897	$278,093,750	$66,392,896
925,108	(81,963)	4,411,327	(154,863)	946,645	41,538	121,942	28,244
(8,206,455)	(9,293,026)	(62,867,887)	(11,893,176)	(138,472,498)	(11,733,075)	(219,462,759)	(15,631,443)
2,705,087	(2,659,445)	(80,101,155)	11,910,386	(24,354,761)	(8,294,851)	843,464	580,705

$248,366,776	$23,074,801	$721,303,950	$161,609,727	$414,606,865	$23,997,509	$59,596,397	$51,370,402

10,250,001	500,000	19,450,000	5,950,000	25,250,000	1,000,000	5,375,000	2,350,000
$24.23	$46.15	$37.09	$27.16	$16.42	$24.00	$11.09	$21.86

$24.27	$45.65	$36.65	$26.80	$16.37	$23.89	$10.97	$21.96

$243,819,496	$25,713,928	$799,986,556	$149,515,081	$432,605,581	$32,248,315	$58,553,854	$50,803,072

$990,494	$—	$18,316,471	$5,724,788	$5,766,777	$941,008	$7,831,285	$32,300

$244,809,990	$25,713,928	$818,303,027	$155,239,869	$438,372,358	$33,189,323	$66,385,139	$50,835,372

$543,070	$211	$291,010	$52,215	$2,178	$—	$69,865	$297

$—	$—	$17,363,315	$5,077,937	$—	$893,262	$7,360,002	$31,896

67

Statements of Assets and Liabilities (continued)

April 30, 2016

(Unaudited)

	PowerShares Global Water Portfolio (PIO)	PowerShares International BuyBack Achievers™ Portfolio (IPKW)	PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)	PowerShares S&P International Developed Quality Portfolio (IDHQ)
Assets:
Unaffiliated investments, at value(a)	$205,919,131	$82,203,316	$1,296,627	$24,092,553
Affiliated investments, at value	24,156,996	—	—	—

Total investments, at value	230,076,127	82,203,316	1,296,627	24,092,553
Foreign currencies, at value	509,975	64,087	158	22,840
Cash segregated as collateral	—	1,553,806	—	—
Receivables:
Dividends	330,419	482,992	11,006	86,703
Foreign tax reclaims	373,346	69,061	—	50,496
Settlement proceeds	51,739	—	—	189,431
Investments sold	121,141	4,621,837	—	—
Shares sold	—	1,375,723	—	—
Securities lending	9,005	—	—	—
Unrealized appreciation on forward foreign currency contracts outstanding	—	—	279	—

Total Assets	231,471,752	90,370,822	1,308,070	24,442,023

Liabilities:
Due to custodian	836,779	148,442	10,601	87,433
Payables:
Investments purchased	—	6,226,452	—	157
Shares repurchased	72,845	—	—	—
Collateral upon return of securities loaned	24,156,996	—	—	—
Collateral upon receipt of securities in-kind	—	1,553,806	—	—
Unrealized depreciation on forward foreign currency contracts outstanding	—	—	63,116	—
Accrued unitary management fees	125,546	33,208	254	8,309
Accrued expenses	12,093	—	—	6,249

Total Liabilities	25,204,259	7,961,908	73,971	102,148

Net Assets	$206,267,493	$82,408,914	$1,234,099	$24,339,875

Net Assets Consist of:
Shares of beneficial interest	$332,120,161	$82,192,648	$1,223,228	$71,217,844
Undistributed net investment income	694,853	586,460	469	153,049
Undistributed net realized gain (loss)	(159,208,824)	(2,968,225)	(16,647)	(47,748,283)
Net unrealized appreciation	32,661,303	2,598,031	27,049	717,265

Net Assets	$206,267,493	$82,408,914	$1,234,099	$24,339,875

Shares outstanding (unlimited amount authorized, $0.01 par value)	9,450,000	2,900,000	50,001	1,200,000
Net asset value	$21.83	$28.42	$24.68	$20.28

Market price	$21.74	$28.25	$23.11	$20.11

Unaffiliated investments, at cost	$173,268,833	$79,617,156	$1,207,344	$23,374,082

Affiliated investments, at cost	$24,156,996	$—	$—	$—

Total investments, at cost	$197,425,829	$79,617,156	$1,207,344	$23,374,082

Foreign currencies, at cost	$500,458	$62,368	$156	$22,553

(a) Includes securities on loan with an aggregate value of:	$23,242,631	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

(This Page Intentionally Left Blank)

Statements of Operations

For the six months ended April 30, 2016

(Unaudited)

	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)	PowerShares DWA Developed Markets Momentum Portfolio (PIZ)	PowerShares DWA Emerging Markets Momentum Portfolio (PIE)	PowerShares Emerging Markets Infrastructure Portfolio (PXR)
Investment Income:
Unaffiliated dividend income	$29,549	$2,628,751	$1,251,760	$112,805
Affiliated dividend income	18	119	345	14
Securities lending income	—	—	—	44,475
Foreign withholding tax	(2,611)	(286,022)	(204,495)	(11,175)

Total Income	26,956	2,342,848	1,047,610	146,119

Expenses:
Unitary management fees	2,122	931,491	748,689	77,184
Professional fees	—	21,322	—	119

Total Expenses	2,122	952,813	748,689	77,303

Less: Waivers	(22)	(49)	(251)	(6)

Net Expenses	2,100	952,764	748,438	77,297

Net Investment Income	24,856	1,390,084	299,172	68,822

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(30,385)	(2,086,479)	(9,630,808)	(2,714,128)
In-kind redemptions	23,244	1,033,843	(775,211)	(1,015,569)
Foreign currencies	665	85,881	(378,917)	(455)
Forward foreign currency contracts	(20,212)	—	—	—

Net realized gain (loss)	(26,688)	(966,755)	(10,784,936)	(3,730,152)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,530)	(3,398,289)	398,415	2,546,162
Foreign currencies	94	55,026	28,698	102
Forward foreign currency contracts	(9,364)	—	—	—

Net change in unrealized appreciation (depreciation)	(12,800)	(3,343,263)	427,113	2,546,264

Net realized and unrealized gain (loss)	(39,488)	(4,310,018)	(10,357,823)	(1,183,888)

Net increase (decrease) in net assets resulting from operations	$(14,632)	$(2,919,934)	$(10,058,651)	$(1,115,066)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	PowerShares Global Agriculture Portfolio (PAGG)	PowerShares Global Clean Energy Portfolio (PBD)	PowerShares Global Gold and Precious Metals Portfolio (PSAU)

$2,622,825	$480,591	$12,450,607	$1,916,109	$2,791,921	$293,370	$419,717	$128,785
342	43	537	129	17,129	—	8	7
—	—	307,891	52,221	—	6,063	212,643	872
(367,835)	(34,085)	(948,509)	(225,375)	(203,878)	(19,555)	(30,625)	(11,523)

2,255,332	446,549	11,810,526	1,743,084	2,605,172	279,878	601,743	118,141

219,483	51,962	1,588,403	349,258	750,700	90,121	226,620	86,707
—	—	29,110	2,283	—	1,945	442	—

219,483	51,962	1,617,513	351,541	750,700	92,066	227,062	86,707

(217)	(33)	(411)	(94)	(12,689)	—	(5)	(10)

219,266	51,929	1,617,102	351,447	738,011	92,066	227,057	86,697

2,036,066	394,620	10,193,424	1,391,637	1,867,161	187,812	374,686	31,444

(2,376,075)	(520,587)	(15,589,400)	(4,616,955)	(24,125,409)	(2,124,816)	(2,050,395)	(2,081,807)
903,036	—	(2,086,263)	3,226,454	(1,080,806)	(514,298)	800,321	(146,849)
(578,980)	9,708	8,495	18,707	(47,165)	925	(1,382)	984
(2,634,127)	—	—	—	—	—	—	—

(4,686,146)	(510,879)	(17,667,168)	(1,371,794)	(25,253,380)	(2,638,189)	(1,251,456)	(2,227,672)

805,559	1,149,277	(23,104,023)	5,900,528	50,292,481	1,220,601	(1,272,938)	18,445,722
11,738	136	214,273	36,243	41,006	9,839	9,587	406
(3,606,445)	—	—	—	—	—	—	—

(2,789,148)	1,149,413	(22,889,750)	5,936,771	50,333,487	1,230,440	(1,263,351)	18,446,128

(7,475,294)	638,534	(40,556,918)	4,564,977	25,080,107	(1,407,749)	(2,514,807)	16,218,456

$(5,439,228)	$1,033,154	$(30,363,494)	$5,956,614	$26,947,268	$(1,219,937)	$(2,140,121)	$16,249,900

71

Statements of Operations (continued)

For the six months ended April 30, 2016

(Unaudited)

	PowerShares Global Water Portfolio (PIO)	PowerShares International BuyBack Achievers™ Portfolio (IPKW)	PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)	PowerShares S&P International Developed Quality Portfolio (IDHQ)
Investment Income:
Unaffiliated dividend income	$2,269,613	$1,015,455	$13,991	$293,203
Affiliated dividend income	51	66	2	23
Securities lending income	36,962	—	—	—
Foreign withholding tax	(104,982)	(122,993)	(1,576)	(37,322)

Total Income	2,201,644	892,528	12,417	255,904

Expenses:
Unitary management fees	779,114	172,982	2,142	44,335
Professional fees	(12,512)	—	—	974

Total Expenses	766,602	172,982	2,142	45,309

Less: Waivers	(42)	(50)	(2)	(15)

Net Expenses	766,560	172,932	2,140	45,294

Net Investment Income	1,435,084	719,596	10,277	210,610

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(4,111,124)	30,225	16,572	(1,560,091)
In-kind redemptions	7,148,030	171,798	62,569	1,768,785
Foreign currencies	(5,196)	(32,625)	(14,519)	(15,265)
Forward foreign currency contracts	—	—	(70,738)	—

Net realized gain (loss)	3,031,710	169,398	(6,116)	193,429

Change in net unrealized appreciation (depreciation) on:
Investment securities	(6,214,622)	3,094,945	(44,761)	(34,267)
Foreign currencies	36,087	13,808	604	4,944
Forward foreign currency contracts	—	—	(73,189)	—

Net change in unrealized appreciation (depreciation)	(6,178,535)	3,108,753	(117,346)	(29,323)

Net realized and unrealized gain (loss)	(3,146,825)	3,278,151	(123,462)	164,106

Net increase (decrease) in net assets resulting from operations	$(1,711,741)	$3,997,747	$(113,185)	$374,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

(This Page Intentionally Left Blank)

Statements of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)		PowerShares DWA Developed Markets Momentum Portfolio (PIZ)
	April 30, 2016	October 31, 2015(a)	April 30, 2016	October 31, 2015
Operations:
Net investment income	$24,856	$3,377	$1,390,084	$3,836,494
Net realized gain (loss)	(26,688)	(81)	(966,755)	(36,300,363)
Net change in unrealized appreciation (depreciation)	(12,800)	85,905	(3,343,263)	11,218,719

Net increase (decrease) in net assets resulting from operations	(14,632)	89,201	(2,919,934)	(21,245,150)

Distributions to Shareholders from:
Net investment income	(28,408)	—	(880,795)	(4,075,936)
Net realized gains	(5,146)	—	—	—

Total distributions to shareholders	(33,554)	—	(880,795)	(4,075,936)

Shareholder Transactions:
Proceeds from shares sold	1,302,120	2,566,867	—	135,238,189
Value of shares repurchased	(2,603,557)	—	(48,869,503)	(229,242,363)
Transaction fees	—	—	—	—

Net increase (decrease) in net assets resulting from shares transactions	(1,301,437)	2,566,867	(48,869,503)	(94,004,174)

Increase (Decrease) in Net Assets	(1,349,623)	2,656,068	(52,670,232)	(119,325,260)

Net Assets:
Beginning of period	2,656,068	—	263,996,378	383,321,638

End of period	$1,306,445	$2,656,068	$211,326,146	$263,996,378

Undistributed net investment income at end of period	$(331)	$3,221	$1,197,675	$688,386

Changes in Shares Outstanding:
Shares sold	50,000	100,001	—	5,300,000
Shares repurchased	(100,000)	—	(2,200,000)	(9,650,000)
Shares outstanding, beginning of period	100,001	—	11,300,000	15,650,000

Shares outstanding, end of period	50,001	100,001	9,100,000	11,300,000

(a)	For the period October 6, 2015 (commencement of investment operations) through October 31, 2015.
(b)	For the period May 4, 2015 (commencement of investment operations) through October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)		PowerShares Emerging Markets Infrastructure Portfolio (PXR)		PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)		PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)
April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015(b)	April 30, 2016	October 31, 2015

$299,172	$2,047,692	$68,822	$551,657	$2,036,066	$427,321	$394,620	$1,473,392
(10,784,936)	(33,620,140)	(3,730,152)	(3,450,751)	(4,686,146)	(2,835,148)	(510,879)	(2,149,850)
427,113	(29,050,307)	2,546,264	(1,877,613)	(2,789,148)	5,494,235	1,149,413	(6,647,564)

(10,058,651)	(60,622,755)	(1,115,066)	(4,776,707)	(5,439,228)	3,086,408	1,033,154	(7,324,022)

(1,113,158)	(1,862,258)	(117,594)	(562,003)	(2,204,262)	(19,178)	(536,615)	(1,354,446)
—	—	—	—	—	—	—	—

(1,113,158)	(1,862,258)	(117,594)	(562,003)	(2,204,262)	(19,178)	(536,615)	(1,354,446)

2,291,018	77,328,655	—	—	90,476,642	169,744,737	—	—
(27,839,260)	(221,746,185)	(6,540,889)	(3,600,407)	(7,278,343)	—	—	(13,112,366)
59,510	486,827	—	—	—	—	—	—

(25,488,732)	(143,930,703)	(6,540,889)	(3,600,407)	83,198,299	169,744,737	—	(13,112,366)

(36,660,541)	(206,415,716)	(7,773,549)	(8,939,117)	75,554,809	172,811,967	496,539	(21,790,834)

196,268,067	402,683,783	27,871,662	36,810,779	172,811,967	—	22,578,262	44,369,096

$159,607,526	$196,268,067	$20,098,113	$27,871,662	$248,366,776	$172,811,967	$23,074,801	$22,578,262

$(62,155)	$751,831	$25,436	$74,208	$925,108	$1,093,304	$(81,963)	$60,032

150,000	4,100,000	—	—	3,700,000	6,850,001	—	—
(1,950,000)	(13,150,000)	(250,000)	(100,000)	(300,000)	—	—	(300,000)
12,250,000	21,300,000	900,000	1,000,000	6,850,001	—	500,000	800,000

10,450,000	12,250,000	650,000	900,000	10,250,001	6,850,001	500,000	500,000

75

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)		PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)
	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
Operations:
Net investment income	$10,193,424	$23,816,453	$1,391,637	$2,021,602
Net realized gain (loss)	(17,667,168)	34,388,849	(1,371,794)	804,550
Net change in unrealized appreciation (depreciation)	(22,889,750)	(91,805,638)	5,936,771	1,293,636

Net increase (decrease) in net assets resulting from operations	(30,363,494)	(33,600,336)	5,956,614	4,119,788

Distributions to Shareholders from:
Net investment income	(9,306,198)	(22,728,390)	(1,492,884)	(1,894,365)

Shareholder Transactions:
Proceeds from shares sold	70,169,202	293,870,441	22,671,965	42,312,799
Value of shares repurchased	(96,731,558)	(212,273,153)	(9,146,629)	(6,832,131)

Net increase (decrease) in net assets resulting from shares transactions	(26,562,356)	81,597,288	13,525,336	35,480,668

Increase (Decrease) in Net Assets	(66,232,048)	25,268,562	17,989,066	37,706,091

Net Assets:
Beginning of period	787,535,998	762,267,436	143,620,661	105,914,570

End of period	$721,303,950	$787,535,998	$161,609,727	$143,620,661

Undistributed net investment income at end of period	$4,411,327	$3,524,101	$(154,863)	$(53,616)

Changes in Shares Outstanding:
Shares sold	1,950,000	7,200,000	900,000	1,650,000
Shares repurchased	(2,900,000)	(5,300,000)	(350,000)	(250,000)
Shares outstanding, beginning of period	20,400,000	18,500,000	5,400,000	4,000,000

Shares outstanding, end of period	19,450,000	20,400,000	5,950,000	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)		PowerShares Global Agriculture Portfolio (PAGG)		PowerShares Global Clean Energy Portfolio (PBD)		PowerShares Global Gold and Precious Metals Portfolio (PSAU)
April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015

$1,867,161	$10,907,508	$187,812	$1,067,505	$374,686	$747,926	$31,444	$121,891
(25,253,380)	(50,147,939)	(2,638,189)	(1,473,440)	(1,251,456)	139,356	(2,227,672)	(8,464,016)
50,333,487	(54,090,317)	1,230,440	(4,361,616)	(1,263,351)	(6,858,965)	18,446,128	871,806

26,947,268	(93,330,748)	(1,219,937)	(4,767,551)	(2,140,121)	(5,971,683)	16,249,900	(7,470,319)

(2,761,562)	(9,357,675)	(250,319)	(1,114,870)	(430,234)	(700,178)	(25,870)	(138,487)

118,282,845	130,069,015	—	—	—	7,312,370	18,892,398	31,431,974
(21,259,331)	(121,183,360)	(2,136,261)	(22,211,750)	(4,595,321)	(11,166,396)	(1,217,261)	(24,650,928)

97,023,514	8,885,655	(2,136,261)	(22,211,750)	(4,595,321)	(3,854,026)	17,675,137	6,781,046

121,209,220	(93,802,768)	(3,606,517)	(28,094,171)	(7,165,676)	(10,525,887)	33,899,167	(827,760)

293,397,645	387,200,413	27,604,026	55,698,197	66,762,073	77,287,960	17,471,235	18,298,995

$414,606,865	$293,397,645	$23,997,509	$27,604,026	$59,596,397	$66,762,073	$51,370,402	$17,471,235

$946,645	$1,841,046	$41,538	$104,045	$121,942	$177,490	$28,244	$22,670

7,850,000	6,950,000	—	—	—	600,000	1,100,000	1,700,000
(1,600,000)	(6,950,000)	(100,000)	(800,000)	(450,000)	(950,000)	(100,000)	(1,550,000)
19,000,000	19,000,000	1,100,000	1,900,000	5,825,000	6,175,000	1,350,000	1,200,000

25,250,000	19,000,000	1,000,000	1,100,000	5,375,000	5,825,000	2,350,000	1,350,000

77

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares Global Water Portfolio (PIO)		PowerShares International BuyBack AchieversTM Portfolio (IPKW)
	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
Operations:
Net investment income	$1,435,084	$3,408,468	$719,596	$569,472
Net realized gain (loss)	3,031,710	2,198,876	169,398	336,383
Net change in unrealized appreciation (depreciation)	(6,178,535)	(20,237,082)	3,108,753	(74,980)

Net increase (decrease) in net assets resulting from operations	(1,711,741)	(14,629,738)	3,997,747	830,875

Distributions to Shareholders from:
Net investment income	(1,213,872)	(3,532,866)	(438,528)	(349,993)
Net realized gains	—	—	—	—

Total distributions to shareholders	(1,213,872)	(3,532,866)	(438,528)	(349,993)

Shareholder Transactions:
Proceeds from shares sold	—	6,128,370	25,756,111	63,225,930
Value of shares repurchased	(32,638,574)	(34,501,225)	(5,005,097)	(23,144,975)

Net increase (decrease) in net assets resulting from shares transactions	(32,638,574)	(28,372,855)	20,751,014	40,080,955

Increase (Decrease) in Net Assets	(35,564,187)	(46,535,459)	24,310,233	40,561,837

Net Assets:
Beginning of period	241,831,680	288,367,139	58,098,681	17,536,844

End of period	$206,267,493	$241,831,680	$82,408,914	$58,098,681

Undistributed net investment income at end of period	$694,853	$473,641	$586,460	$305,392

Changes in Shares Outstanding:
Shares sold	—	250,000	950,000	2,300,000
Shares repurchased	(1,600,000)	(1,550,000)	(200,000)	(850,000)
Shares outstanding, beginning of period	11,050,000	12,350,000	2,150,000	700,000

Shares outstanding, end of period	9,450,000	11,050,000	2,900,000	2,150,000

(a)	For the period October 6, 2015 (commencement of investment operations) through October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)		PowerShares S&P International Developed Quality Portfolio (IDHQ)
April 30, 2016	October 31, 2015(a)	April 30, 2016	October 31, 2015

$10,277	$243	$210,610	$291,587
(6,116)	—	193,429	58,950
(117,346)	144,395	(29,323)	527,727

(113,185)	144,638	374,716	878,264

(10,051)	—	(121,011)	(270,592)
(10,531)	—	—	—

(20,582)	—	(121,011)	(270,592)

1,241,552	2,542,510	16,658,112	2,067,429
(2,560,834)	—	(11,752,328)	—

(1,319,282)	2,542,510	4,905,784	2,067,429

(1,453,049)	2,687,148	5,159,489	2,675,101

2,687,148	—	19,180,386	16,505,285

$1,234,099	$2,687,148	$24,339,875	$19,180,386

$469	$243	$153,049	$63,450

50,000	100,001	850,000	100,000
(100,000)	—	(600,000)	—
100,001	—	950,000	850,000

50,001	100,001	1,200,000	950,000

79

Financial Highlights

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)

	Six Months Ended April 30, 2016 (Unaudited)		For the Period October 6, 2015(a) Through October 31, 2015

Per Share Operating Performance:
Net asset value at beginning of period	$26.56		$25.66
Net investment income(b)	0.38		0.03
Net realized and unrealized gain (loss) on investments	(0.42)		0.87
Total from investment operations	(0.04)		0.90
Distributions to shareholders from:
Net investment income	(0.29)		—
Net realized gains	(0.10)		—
Total distributions	(0.39)		—
Net asset value at end of period	$26.13		$26.56
Market price at end of period(c)	$26.05		$26.52
Net Asset Value Total Return(d)	(0.14)%		3.51	%(e)
Market Price Total Return(d)	(0.31)%		3.35	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,306		$2,656
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25	%(f)
Net investment income	2.93	%(f)	2.05	%(f)
Portfolio turnover rate(g)	41%		0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 2.47%. The market price total return from Fund Inception to October 31, 2015 was 2.20%.
(f) Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$23.36		$24.49	$25.39	$19.33	$18.85	$20.85
Net investment income(a)	0.14		0.27	0.38	0.35	0.40	0.37
Net realized and unrealized gain (loss) on investments	(0.20)		(1.15)	(0.43)	6.00	0.56	(1.99)
Total from investment operations	(0.06)		(0.88)	(0.05)	6.35	0.96	(1.62)
Distributions to shareholders from:
Net investment income	(0.08)		(0.25)	(0.85)	(0.29)	(0.48)	(0.38)
Net asset value at end of period	$23.22		$23.36	$24.49	$25.39	$19.33	$18.85
Market price at end of period(b)	$23.11		$23.21	$24.55	$25.47	$19.44	$18.68
Net Asset Value Total Return(c)	(0.27)%		(3.63)%	(0.35)%	33.09%	5.43%	(7.81)%
Market Price Total Return(c)	(0.09)%		(4.48)%	(0.43)%	32.75%	6.99%	(9.04)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$211,326		$263,996	$383,322	$507,811	$65,735	$64,075
Ratio to average net assets of:
Expenses	0.82	%(d)	0.81%	0.80%	0.81%	0.80%	0.80%
Net investment income	1.19	%(d)	1.10%	1.48%	1.55%	2.19%	1.69%
Portfolio turnover rate(e)	68%		120%	99%	96%	133%	93%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights (continued)

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$16.02		$18.91	$18.78	$17.44	$16.33	$17.88
Net investment income(a)	0.03		0.12	0.13	0.24	0.19	0.20
Net realized and unrealized gain (loss) on investments	(0.69	)(b)	(2.94)	0.08	1.24	1.12	(1.66)
Total from investment operations	(0.66)		(2.82)	0.21	1.48	1.31	(1.46)
Distributions to shareholders from:
Net investment income	(0.10)		(0.10)	(0.10)	(0.16)	(0.20)	(0.09)
Transaction fees(a)	0.01		0.03	0.02	0.02	—	—
Net asset value at end of period	$15.27		$16.02	$18.91	$18.78	$17.44	$16.33
Market price at end of period(c)	$15.18		$15.97	$18.79	$18.76	$17.48	$16.26
Net Asset Value Total Return(d)	(4.07	)%(b)	(14.78)%	1.27%	8.66%	8.12%	(8.23)%
Market Price Total Return(d)	(4.34)%		(14.50)%	0.74%	8.29%	8.84%	(9.18)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$159,608		$196,268	$402,684	$373,792	$182,842	$172,271
Ratio to average net assets of:
Expenses	0.90	%(e)	0.90%	0.90%	0.91%	0.90%	0.90%
Net investment income	0.36	%(e)	0.68%	0.69%	1.26%	1.12%	1.12%
Portfolio turnover rate(f)	77%		176%	147%	142%	181%	147%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.73) and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$30.97		$36.81	$38.71	$40.15	$40.96	$49.91
Net investment income(a)	0.09		0.60	0.53	0.54	0.58	0.82
Net realized and unrealized gain (loss) on investments	0.01	(b)	(5.83)	(1.74)	(1.48)	(0.57)	(9.04)
Total from investment operations	0.10		(5.23)	(1.21)	(0.94)	0.01	(8.22)
Distributions to shareholders from:
Net investment income	(0.15)		(0.61)	(0.69)	(0.50)	(0.82)	(0.73)
Net asset value at end of period	$30.92		$30.97	$36.81	$38.71	$40.15	$40.96
Market price at end of period(c)	$30.45		$30.67	$36.62	$38.31	$39.90	$40.70
Net Asset Value Total Return(d)	0.37	%(b)	(14.36)%	(3.16)%	(2.35)%	0.13%	(16.67)%
Market Price Total Return(d)	(0.19)%		(14.74)%	(2.65)%	(2.75)%	0.15%	(17.42)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$20,098		$27,872	$36,811	$71,615	$94,351	$131,067
Ratio to average net assets of:
Expenses	0.75	%(e)	0.77%	0.76%	0.76%	0.75%	0.75%
Net investment income	0.67	%(e)	1.69%	1.42%	1.35%	1.46%	1.62%
Portfolio turnover rate(f)	9%		34%	20%	30%	20%	34%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.17) and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Financial Highlights (continued)

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)

	Six Months Ended April 30, 2016 (Unaudited)		For the Period May 4, 2015(a) Through October 31, 2015

Per Share Operating Performance:
Net asset value at beginning of period	$25.23		$25.14
Net investment income(b)	0.28		0.11
Net realized and unrealized gain (loss) on investments	(0.96)		0.17
Total from investment operations	(0.68)		0.28
Distributions to shareholders from:
Net investment income	(0.32)		(0.19)
Net asset value at end of period	$24.23		$25.23
Market price at end of period(c)	$24.27		$25.21
Net Asset Value Total Return(d)	(2.72)%		1.16	%(e)
Market Price Total Return(d)	(2.48)%		1.08	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$248,367		$172,812
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25	%(f)
Net investment income	2.32	%(f)	0.95	%(f)
Portfolio turnover rate(g)	29%		26%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 7, 2015, the first day of trading on the exchange) to October 31, 2015 was 3.68%. The market price total return from Fund Inception to October 31, 2015 was 3.25%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$45.16		$55.46		$58.66	$54.04	$51.15	$51.72
Net investment income(a)	0.79		1.98	(b)	1.77	1.54	1.37	1.40
Net realized and unrealized gain (loss) on investments	1.27		(10.57)		(3.17)	5.07	2.99	(0.62)
Total from investment operations	2.06		(8.59)		(1.40)	6.61	4.36	0.78
Distributions to shareholders from:
Net investment income	(1.07)		(1.71)		(1.80)	(1.99)	(1.47)	(1.35)
Net asset value at end of period	$46.15		$45.16		$55.46	$58.66	$54.04	$51.15
Market price at end of period(c)	$45.65		$45.08		$55.40	$58.38	$53.84	$50.78
Net Asset Value Total Return(d)	4.79%		(15.78)%		(2.38)%	12.50%	8.92%	1.44%
Market Price Total Return(d)	3.86%		(15.83)%		(2.02)%	12.38%	9.33%	0.16%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,075		$22,578		$44,369	$49,861	$56,743	$63,934
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(e)	0.49%		0.49%	0.51%	0.80%	0.80%
Expenses, prior to Waivers	0.49	%(e)	0.49%		0.49%	0.53%	0.80%	0.80%
Net investment income, after Waivers	3.72	%(e)	3.93	%(b)	3.10%	2.74%	2.72%	2.52%
Portfolio turnover rate(f)	16%		19%		16%	32%	14%	22%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.75 and 3.46%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights (continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$38.60		$41.20	$42.99		$34.18	$35.10	$39.00
Net investment income(a)	0.51		1.16	1.55	(b)	1.08	0.99	1.01
Net realized and unrealized gain (loss) on investments	(1.57)		(2.65)	(1.79)		8.75	(0.90)	(3.71)
Total from investment operations	(1.06)		(1.49)	(0.24)		9.83	0.09	(2.70)
Distributions to shareholders from:
Net investment income	(0.45)		(1.11)	(1.55)		(1.02)	(1.01)	(1.20)
Net asset value at end of period	$37.09		$38.60	$41.20		$42.99	$34.18	$35.10
Market price at end of period(c)	$36.65		$38.34	$41.71		$43.23	$34.29	$34.59
Net Asset Value Total Return(d)	(2.70)%		(3.72)%	(0.72)%		29.20%	0.53%	(7.08)%
Market Price Total Return(d)	(3.20)%		(5.55)%	(0.07)%		29.49%	2.35%	(9.45)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$721,304		$787,536	$762,267		$649,172	$283,715	$245,693
Ratio to average net assets of:
Expenses, after Waivers	0.46	%(e)	0.46%	0.45%		0.48%	0.75%	0.75%
Expenses, prior to Waivers	0.46	%(e)	0.46%	0.45%		0.49%	0.75%	0.75%
Net investment income, after Waivers	2.89	%(e)	2.87%	3.57	%(b)	2.82%	2.99%	2.59%
Portfolio turnover rate(f)	13%		12%	16%		17%	17%	17%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.31 and 3.00%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$26.60		$26.48	$27.40	$22.18	$22.40	$22.99
Net investment income(a)	0.25		0.46	0.48	0.44	0.40	0.45
Net realized and unrealized gain (loss) on investments	0.59		0.12	(0.79)	5.36	(0.15)	(0.40)
Total from investment operations	0.84		0.58	(0.31)	5.80	0.25	0.05
Distributions to shareholders from:
Net investment income	(0.28)		(0.46)	(0.61)	(0.58)	(0.47)	(0.64)
Net asset value at end of period	$27.16		$26.60	$26.48	$27.40	$22.18	$22.40
Market price at end of period(b)	$26.80		$26.66	$27.11	$27.87	$22.30	$21.86
Net Asset Value Total Return(c)	3.21%		2.18%	(1.21)%	26.56%	1.32%	0.09%
Market Price Total Return(c)	1.62%		0.01%	(0.58)%	28.00%	4.40%	(3.56)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$161,610		$143,621	$105,915	$98,656	$59,880	$64,965
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(d)	0.50%	0.49%	0.52%	0.75%	0.75%
Expenses, prior to Waivers	0.49	%(d)	0.50%	0.49%	0.54%	0.75%	0.75%
Net investment income, after Waivers	1.95	%(d)	1.73%	1.73%	1.78%	1.84%	1.82%
Portfolio turnover rate(e)	24%		24%	24%	27%	28%	75%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Financial Highlights (continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$15.44		$20.38	$21.41	$21.20	$21.75	$24.74
Net investment income(a)	0.09		0.53	0.60	0.56	0.50	0.53
Net realized and unrealized gain (loss) on investments	1.02		(5.02)	(1.02)	0.19	(0.44)	(3.01)
Total from investment operations	1.11		(4.49)	(0.42)	0.75	0.06	(2.48)
Distributions to shareholders from:
Net investment income	(0.13)		(0.45)	(0.61)	(0.54)	(0.61)	(0.51)
Net asset value at end of period	$16.42		$15.44	$20.38	$21.41	$21.20	$21.75
Market price at end of period(b)	$16.37		$15.37	$20.25	$21.21	$21.11	$21.80
Net Asset Value Total Return(c)	7.36%		(22.16)%	(2.03)%	3.67%	0.37%	(10.16)%
Market Price Total Return(c)	7.52%		(22.00)%	(1.73)%	3.14%	(0.29)%	(10.93)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$414,607		$293,398	$387,200	$367,102	$375,161	$444,796
Ratio to average net assets of:
Expenses, after Waivers	0.48	%(d)	0.49%	0.49%	0.52%	0.85%	0.85%
Expenses, prior to Waivers	0.49	%(d)	0.49%	0.49%	0.54%	0.85%	0.85%
Net investment income, after Waivers	1.22	%(d)	2.88%	2.91%	2.66%	2.34%	2.16%
Portfolio turnover rate(e)	18%		34%	22%	24%	33%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Global Agriculture Portfolio (PAGG)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$25.09		$29.31	$29.60		$29.82	$29.71	$30.58
Net investment income(a)	0.18		0.68	0.69	(b)	0.49	0.35	0.20
Net realized and unrealized gain (loss) on investments	(1.03)		(4.17)	(0.29)		(0.22)	0.15 (c)	(0.79)
Total from investment operations	(0.85)		(3.49)	0.40		0.27	0.50	(0.59)
Distributions to shareholders from:
Net investment income	(0.24)		(0.73)	(0.69)		(0.49)	(0.39)	(0.28)
Net asset value at end of period	$24.00		$25.09	$29.31		$29.60	$29.82	$29.71
Market price at end of period(d)	$23.89		$25.05	$29.25		$29.49	$29.66	$29.47
Net Asset Value Total Return(e)	(3.37)%		(12.10)%	1.31%		0.91%	1.85%	(1.93)%
Market Price Total Return(e)	(3.66)%		(12.06)%	1.49%		1.07%	2.13%	(3.04)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,998		$27,604	$55,698		$93,233	$108,832	$123,314
Ratio to average net assets of:
Expenses	0.77	%(f)	0.76%	0.75%		0.76%	0.75%	0.75%
Net investment income	1.56	%(f)	2.35%	2.31	%(b)	1.63%	1.22%	0.64%
Portfolio turnover rate(g)	15%		32%	22%		17%	30%	16%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.53 and 1.77%, respectively.
(c)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights (continued)

PowerShares Global Clean Energy Portfolio (PBD)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$11.46		$12.52	$12.04		$7.40	$9.89	$13.95
Net investment income(a)	0.07		0.13	0.11		0.10	0.17	0.13
Net realized and unrealized gain (loss) on investments	(0.37	)(b)	(1.07)	0.47	(b)	4.65	(2.47)	(4.10)
Total from investment operations	(0.30)		(0.94)	0.58		4.75	(2.30)	(3.97)
Distributions to shareholders from:
Net investment income	(0.07)		(0.12)	(0.10)		(0.11)	(0.19)	(0.09)
Net asset value at end of period	$11.09		$11.46	$12.52		$12.04	$7.40	$9.89
Market price at end of period(c)	$10.97		$11.46	$12.60		$12.03	$7.34	$9.77
Net Asset Value Total Return(d)	(2.59	)%(b)	(7.51)%	4.79	%(b)	64.73%	(23.35)%	(28.54)%
Market Price Total Return(d)	(3.65)%		(8.10)%	5.55%		65.94%	(23.03)%	(29.20)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$59,596		$66,762	$77,288		$81,000	$56,456	$126,634
Ratio to average net assets of:
Expenses	0.75	%(e)	0.77%	0.76%		0.82%	0.75%	0.75%
Net investment income	1.24	%(e)	1.11%	0.83%		1.10%	2.05%	1.00%
Portfolio turnover rate(f)	25%		51%	53%		48%	54%	66%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.40) and $0.42 for the six months ended April 30, 2016 and year ended October 31, 2014, respectively, and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$12.94		$15.25	$21.32	$40.49	$45.42	$46.70
Net investment income(a)	0.02		0.08	0.05	0.19	0.22	0.10
Net realized and unrealized gain (loss) on investments	8.92		(2.29)	(6.07)	(19.26)	(4.54)	0.19
Total from investment operations	8.94		(2.21)	(6.02)	(19.07)	(4.32)	0.29
Distributions to shareholders from:
Net investment income	(0.02)		(0.10)	(0.05)	(0.10)	(0.61)	(0.93)
Net realized gains	—		—	—	—	—	(0.64)
Total distributions	(0.02)		(0.10)	(0.05)	(0.10)	(0.61)	(1.57)
Net asset value at end of period	$21.86		$12.94	$15.25	$21.32	$40.49	$45.42
Market price at end of period(b)	$21.96		$12.89	$15.17	$21.19	$41.12	$45.08
Net Asset Value Total Return(c)	69.22%		(14.63)%	(28.31)%	(47.10)%	(9.48)%	0.41%
Market Price Total Return(c)	70.66%		(14.51)%	(28.25)%	(48.22)%	(7.37)%	(0.54)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$51,370		$17,471	$18,299	$29,848	$38,462	$54,500
Ratio to average net assets of:
Expenses	0.75	%(d)	0.75%	0.75%	0.76%	0.75%	0.75%
Net investment income	0.27	%(d)	0.49%	0.24%	0.70%	0.57%	0.20%
Portfolio turnover rate(e)	10%		17%	18%	14%	19%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights (continued)

PowerShares Global Water Portfolio (PIO)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$21.89		$23.35	$21.91	$17.01	$17.17	$18.68
Net investment income(a)	0.14		0.29	0.34	0.36	0.32	0.27
Net realized and unrealized gain (loss) on investments	(0.08)		(1.45)	1.44	4.86	(0.15)	(1.49)
Total from investment operations	0.06		(1.16)	1.78	5.22	0.17	(1.22)
Distributions to shareholders from:
Net investment income	(0.12)		(0.30)	(0.34)	(0.32)	(0.33)	(0.29)
Net asset value at end of period	$21.83		$21.89	$23.35	$21.91	$17.01	$17.17
Market price at end of period(b)	$21.74		$21.77	$23.30	$21.96	$16.93	$16.95
Net Asset Value Total Return(c)	0.29%		(5.03)%	8.08%	30.91%	1.11%	(6.68)%
Market Price Total Return(c)	0.43%		(5.35)%	7.59%	31.84%	1.95%	(7.92)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$206,267		$241,832	$288,367	$227,854	$206,712	$278,951
Ratio to average net assets of:
Expenses	0.74	%(d)	0.76%	0.76%	0.83%	0.75%	0.75%
Net investment income	1.38	%(d)	1.27%	1.46%	1.86%	1.90%	1.38%
Portfolio turnover rate(e)	17%		78%	28%	52%	104%	26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares International BuyBack AchieversTM Portfolio (IPKW)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	For the Period February 24, 2014(a) Through October 31, 2014

Per Share Operating Performance:
Net asset value at beginning of period	$27.02		$25.05	$25.03
Net investment income(b)	0.30		0.44	0.33
Net realized and unrealized gain (loss) on investments	1.28		1.82	(0.09)
Total from investment operations	1.58		2.26	0.24
Distributions to shareholders from:
Net investment income	(0.18)		(0.29)	(0.22)
Net asset value at end of period	$28.42		$27.02	$25.05
Market price at end of period(c)	$28.25		$26.96	$25.35
Net Asset Value Total Return(d)	5.93%		9.04%	0.91	%(e)
Market Price Total Return(d)	5.53%		7.51%	2.11	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$82,409		$58,099	$17,537
Ratio to average net assets of:
Expenses	0.55	%(f)	0.55%	0.55	%(f)
Net investment income	2.29	%(f)	1.68%	1.88	%(f)
Portfolio turnover rate(g)	16%		162%	130%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 27, 2014, the first day of trading on the exchange) to October 31, 2014 was 1.23%. The market price total return from Fund Inception to October 31, 2014 was 1.87%.
(f) Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)

	Six Months Ended April 30, 2016 (Unaudited)		For the Period October 6, 2015(a) Through October 31, 2015

Per Share Operating Performance:
Net asset value at beginning of period	$26.87		$25.42
Net investment income(b)	0.15		0.00	(c)
Net realized and unrealized gain (loss) on investments	(2.13)		1.45
Total from investment operations	(1.98)		1.45
Distributions to shareholders from:
Net investment income	(0.10)		—
Net realized gains	(0.11)		—
Total distributions	(0.21)		—
Net asset value at end of period	$24.68		$26.87
Market price at end of period(d)	$23.11		$26.70
Net Asset Value Total Return(e)	(7.44)%		5.70	%(f)
Market Price Total Return(e)	(12.78)%		5.04	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,234		$2,687
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25	%(g)
Net investment income	1.20	%(g)	0.15	%(g)
Portfolio turnover rate(h)	51%		—%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 2.95%. The market price total return from Fund Inception to October 31, 2015 was 2.42%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P International Developed Quality Portfolio (IDHQ)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$20.19		$19.42	$19.67	$16.65	$16.03	$17.09
Net investment income(a)	0.21		0.33	0.35	0.32	0.29	0.34
Net realized and unrealized gain (loss) on investments	0.01	(b)	0.75	(0.21)	3.04	0.62	(0.89)
Total from investment operations	0.22		1.08	0.14	3.36	0.91	(0.55)
Distributions to shareholders from:
Net investment income	(0.13)		(0.31)	(0.39)	(0.34)	(0.29)	(0.51)
Net asset value at end of period	$20.28		$20.19	$19.42	$19.67	$16.65	$16.03
Market price at end of period(c)	$20.11		$20.14	$19.59	$19.68	$16.81	$15.65
Net Asset Value Total Return(d)	1.09	%(b)	5.60%	0.66%	20.44%	5.87%	(3.40)%
Market Price Total Return(d)	0.50%		4.42%	1.48%	19.34%	9.50%	(5.35)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,340		$19,180	$16,505	$21,641	$18,312	$20,033
Ratio to average net assets of:
Expenses, after Waivers	0.46	%(e)	0.49%	0.47%	0.57%	0.75%	0.75%
Expenses, prior to Waivers	0.46	%(e)	0.49%	0.47%	0.59%	0.75%	0.75%
Net investment income, after Waivers	2.14	%(e)	1.66%	1.73%	1.79%	1.82%	1.89%
Portfolio turnover rate(f)	118%		78%	57%	28%	115%	83%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.17) and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six months ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2016

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2016, the Trust offered sixty-six portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)	“Developed EuroPacific Currency Hedged Low Volatility Portfolio”
PowerShares DWA Developed Markets Momentum Portfolio (PIZ)	“DWA Developed Markets Momentum Portfolio”
PowerShares DWA Emerging Markets Momentum Portfolio (PIE)	“DWA Emerging Markets Momentum Portfolio”
PowerShares Emerging Markets Infrastructure Portfolio (PXR)	“Emerging Markets Infrastructure Portfolio”
PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)	“Europe Currency Hedged Low Volatility Portfolio”
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	“FTSE RAFI Asia Pacific ex-Japan Portfolio”
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	“FTSE RAFI Developed Markets ex-U.S. Portfolio”
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	“FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio”
PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	“FTSE RAFI Emerging Markets Portfolio”
PowerShares Global Agriculture Portfolio (PAGG)	“Global Agriculture Portfolio”
PowerShares Global Clean Energy Portfolio (PBD)	“Global Clean Energy Portfolio”
PowerShares Global Gold and Precious Metals Portfolio (PSAU)	“Global Gold and Precious Metals Portfolio”
PowerShares Global Water Portfolio (PIO)	“Global Water Portfolio”
PowerShares International BuyBack AchieversTM Portfolio (IPKW)	“International BuyBack AchieversTM Portfolio”
PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)	“Japan Currency Hedged Low Volatility Portfolio”
PowerShares S&P International Developed Quality Portfolio (IDHQ) (formerly, PowerShares S&P International Developed High Quality Portfolio)	“S&P International Developed Quality Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
Developed EuroPacific Currency Hedged Low Volatility Portfolio	NYSE Arca, Inc.
DWA Developed Markets Momentum Portfolio	NYSE Arca, Inc.
DWA Emerging Markets Momentum Portfolio	NYSE Arca, Inc.
Emerging Markets Infrastructure Portfolio	NYSE Arca, Inc.
Europe Currency Hedged Low Volatility Portfolio	NYSE Arca, Inc.
FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca, Inc.
FTSE RAFI Emerging Markets Portfolio	NYSE Arca, Inc.
Global Agriculture Portfolio	The NASDAQ Stock Market LLC
Global Clean Energy Portfolio	NYSE Arca, Inc.
Global Gold and Precious Metals Portfolio	The NASDAQ Stock Market LLC
Global Water Portfolio	NYSE Arca, Inc.
International BuyBack AchieversTM Portfolio	The NASDAQ Stock Market LLC
Japan Currency Hedged Low Volatility Portfolio	NYSE Arca, Inc.
S&P International Developed Quality Portfolio	NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a

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“Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Developed EuroPacific Currency Hedged Low Volatility Portfolio	S&P EPAC Ex-Korea Low Volatility USD Hedged Index
DWA Developed Markets Momentum Portfolio	Dorsey Wright® Developed Markets Technical Leaders Index
DWA Emerging Markets Momentum Portfolio	Dorsey Wright® Emerging Markets Technical Leaders Index
Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM
Europe Currency Hedged Low Volatility Portfolio	S&P Eurozone Low Volatility USD Hedged Index
FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index
FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex U.S. 1000 Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex U.S. Mid-Small 1500 Index
FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Markets Index
Global Agriculture Portfolio	NASDAQ OMX Global Agriculture IndexSM
Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index
Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM
Global Water Portfolio	NASDAQ OMX Global Water IndexSM
International BuyBack AchieversTM Portfolio	NASDAQ International BuyBack AchieversTM Index
Japan Currency Hedged Low Volatility Portfolio	S&P Japan 500 Low Volatility USD Hedged Index
S&P International Developed Quality Portfolio	S&P Quality Developed ex-U.S. LargeMidCap Index*

*	Effective after the close of markets on March 18, 2016, the underlying index changed from S&P International Developed High Quality Rankings Index to S&P Quality Developed ex-U.S. LargeMidCap Index.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

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Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Developed EuroPacific Currency Hedged Low Volatility Portfolio, Europe Currency Hedged Low Volatility Portfolio, Global Agriculture Portfolio, Global Gold and Precious Metals Portfolio, Global Water Portfolio, International BuyBack AchieversTM Portfolio and Japan Currency Hedged Low Volatility Portfolio are non-diversified and can invest a greater portion of their

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assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. FTSE RAFI Emerging Markets Portfolio’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Currency Hedging Risk. While currency hedging can reduce or eliminate losses, it can also reduce or eliminate gains. There can be no assurance that the hedging strategy of Developed EuroPacific Currency Hedged Low Volatility Portfolio, Europe Currency Hedged Low Volatility Portfolio or Japan Currency Hedged Low Volatility Portfolio will effectively reduce the currency risk included in either Fund’s portfolio. Hedges are sometimes subject to imperfect matching between the derivative and its reference asset. Some foreign currency forward contracts are less liquid, which could result in a Fund being unable to structure its hedging transactions as intended. Increased volatility in exchange rates will generally reduce the effectiveness of those Funds’ currency hedging strategy. The effectiveness of the Funds’ currency hedging strategy will also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of a Fund’s currency hedging strategy.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

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Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for Global Agriculture Portfolio and Global Gold and Precious Metals Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Global Agriculture Portfolio and Global Gold and Precious Metals Portfolio each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

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I. Forward Foreign Currency Contracts

Developed EuroPacific Currency Hedged Low Volatility Portfolio, Europe Currency Hedged Low Volatility Portfolio and Japan Currency Hedged Low Volatility Portfolio engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Funds also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund also enters into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Funds set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

J. Securities Lending

During the six-month period ended April 30, 2016, Emerging Markets Infrastructure Portfolio, FTSE RAFI Developed Markets ex-U.S. Portfolio, FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, Global Agriculture Portfolio, Global Clean Energy Portfolio, Global Gold and Precious Metals Portfolio and Global Water Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Developed EuroPacific Currency Hedged Low Volatility Portfolio	0.25%
DWA Developed Markets Momentum Portfolio	0.80%

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% of Average Daily Net Assets
DWA Emerging Markets Momentum Portfolio	0.90%
Emerging Markets Infrastructure Portfolio	0.75%
Europe Currency Hedged Low Volatility Portfolio	0.25%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.49%
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.45%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.49%
FTSE RAFI Emerging Markets Portfolio	0.49%
Global Agriculture Portfolio	0.75%
Global Clean Energy Portfolio	0.75%
Global Gold and Precious Metals Portfolio	0.75%
Global Water Portfolio	0.75%
International BuyBack AchieversTM Portfolio	0.55%
Japan Currency Hedged Low Volatility Portfolio	0.25%
S&P International Developed Quality Portfolio	0.45%

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2016, the Adviser waived fees for each Fund in the following amounts:

Developed EuroPacific Currency Hedged Low Volatility Portfolio	$22
DWA Developed Markets Momentum Portfolio	49
DWA Emerging Markets Momentum Portfolio	251
Emerging Markets Infrastructure Portfolio	6
Europe Currency Hedged Low Volatility Portfolio	217
FTSE RAFI Asia Pacific ex-Japan Portfolio	33
FTSE RAFI Developed Markets ex-U.S. Portfolio	411
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	94
FTSE RAFI Emerging Markets Portfolio	12,689
Global Agriculture Portfolio	—
Global Clean Energy Portfolio	5
Global Gold and Precious Metals Portfolio	10
Global Water Portfolio	42
International BuyBack AchieversTM Portfolio	50
Japan Currency Hedged Low Volatility Portfolio	2
S&P International Developed Quality Portfolio	15

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Developed EuroPacific Currency Hedged Low Volatility Portfolio	S&P Dow Jones Indices LLC
DWA Developed Markets Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Emerging Markets Momentum Portfolio	Dorsey Wright & Associates, LLC
Emerging Markets Infrastructure Portfolio	S-Network Global Indexes Inc.SM

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Fund	Licensor
Europe Currency Hedged Low Volatility Portfolio	S&P Dow Jones Indices LLC
FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.
FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.
Global Agriculture Portfolio	The NASDAQ OMX Group, Inc.
Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC
Global Gold and Precious Metals Portfolio	The NASDAQ OMX Group, Inc.
Global Water Portfolio	The NASDAQ OMX Group, Inc.
International BuyBack AchieversTM Portfolio	The NASDAQ OMX Group, Inc.
Japan Currency Hedged Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P International Developed Quality Portfolio	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser also serves as the adviser for PowerShares India Portfolio, and therefore PowerShares India Portfolio is considered to be affiliated with the Funds. The table below shows FTSE RAFI Emerging Markets Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2016.

FTSE RAFI Emerging Markets Portfolio

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2016	Dividend Income
PowerShares India Portfolio	$2,674,520	$2,647,671	$(210,092)	$(42,856)	$(11,995)	$5,057,248	$16,424

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or

95

liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six-month period ended April 30, 2016, there were transfers in Emerging Markets Infrastructure Portfolio from Level 3 to Level 1 of $580,742 due to the security resuming active trading.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Developed EuroPacific Currency Hedged Low Volatility Portfolio
Equity Securities	$1,311,314	$—	$—	$1,311,314
Forward Foreign Currency Contracts(a)	—	(10,939)	—	(10,939)

Total Investments	1,311,314	(10,939)	—	1,300,375

DWA Developed Markets Momentum Portfolio
Equity Securities	211,101,459	13,324	—	211,114,783

Emerging Markets Infrastructure Portfolio
Equity Securities	20,392,166	294,336	—	20,686,502

Europe Currency Hedged Low Volatility Portfolio
Equity Securities	249,405,771	—	—	249,405,771
Forward Foreign Currency Contracts(a)	—	(1,901,954)	—	(1,901,954)

Total Investments	249,405,771	(1,901,954)	—	247,503,817

FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	23,054,364	—	0	23,054,364

FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	738,090,742	9,606	0	738,100,348

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	166,999,404	64,703	60,251	167,124,358

FTSE RAFI Emerging Markets Portfolio
Equity Securities	413,196,255	821,088	0	414,017,343

Japan Currency Hedged Low Volatility Portfolio
Equity Securities	1,296,627	—	—	1,296,627
Forward Foreign Currency Contracts(a)	—	(62,837)	—	(62,837)

Total Investments	1,296,627	(62,837)	—	1,233,790

(a)	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for Emerging Markets Infrastructure Portfolio during the six-month period ended April 30, 2016:

	Beginning Balance, as of October 31, 2015	Purchases	Sales	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of April 30, 2016
Equity Securities	$1,124,740	$—	$—	$—	$(543,998)	$—	$(580,742)	$—

Note 6. Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2016:

	Value
	Developed EuroPacific Currency Hedged Low Volatility Portfolio		Europe Currency Hedged Low Volatility Portfolio		Japan Currency Hedged Low Volatility Portfolio
Risk Exposure/Derivative Type	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$1,534	$(12,473)	$22,330	$(1,924,284)	$279	$(63,116)

(a)	Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

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Effect of Derivative Investments for the Six-Month Period Ended April 30, 2016

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Developed EuroPacific Currency Hedged Low Volatility Portfolio	Europe Currency Hedged Low Volatility Portfolio	Japan Currency Hedged Low Volatility Portfolio
	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts
Realized Gain (Loss):
Currency risk	$(20,212)	$(2,634,127)	$(70,738)
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(9,364)	(3,606,445)	(73,189)

Total	$(29,576)	$(6,240,572)	$(143,927)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

	Average Notional Value
	Developed EuroPacific Currency Hedged Low Volatility Portfolio	Europe Currency Hedged Low Volatility Portfolio	Japan Currency Hedged Low Volatility Portfolio
Forward foreign currency contracts	$3,945,901	$449,495,859	$3,946,772

Developed EuroPacific Currency Hedged Low Volatility Portfolio

Open Forward Foreign Currency Contracts
		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive		Notional Value
05/03/2016	CIBC World Markets Corp.	AUD	238,000	USD	182,839	$181,607	$1,232
05/03/2016	CIBC World Markets Corp.	CHF	71,000	USD	74,233	74,084	149
05/03/2016	CIBC World Markets Corp.	DKK	42,000	USD	6,429	6,464	(35)
05/03/2016	CIBC World Markets Corp.	EUR	240,000	USD	273,730	274,909	(1,179)
05/03/2016	CIBC World Markets Corp.	NOK	106,000	USD	12,814	13,164	(350)
05/03/2016	CIBC World Markets Corp.	NZD	63,000	USD	43,673	44,045	(372)
05/03/2016	CIBC World Markets Corp.	SEK	336,000	USD	41,489	41,887	(398)
05/03/2016	CIBC World Markets Corp.	USD	181,630	AUD	238,000	181,607	(23)
05/03/2016	CIBC World Markets Corp.	USD	74,074	CHF	71,000	74,084	10
05/03/2016	CIBC World Markets Corp.	USD	6,463	DKK	42,000	6,464	1
05/03/2016	CIBC World Markets Corp.	USD	274,884	EUR	240,000	274,908	24
05/03/2016	CIBC World Markets Corp.	USD	13,164	NOK	106,000	13,164	0
05/03/2016	CIBC World Markets Corp.	USD	44,053	NZD	63,000	44,046	(7)
05/03/2016	CIBC World Markets Corp.	USD	41,882	SEK	336,000	41,887	5
05/04/2016	CIBC World Markets Corp.	GBP	164,000	USD	235,737	240,247	(4,510)
05/04/2016	CIBC World Markets Corp.	HKD	809,000	USD	104,322	104,295	27
05/04/2016	CIBC World Markets Corp.	ILS	124,000	USD	32,995	33,223	(228)
05/04/2016	CIBC World Markets Corp.	SGD	219,000	USD	162,608	162,922	(314)
05/04/2016	CIBC World Markets Corp.	USD	240,244	GBP	164,000	240,247	3
05/04/2016	CIBC World Markets Corp.	USD	104,290	HKD	809,000	104,294	4
05/04/2016	CIBC World Markets Corp.	USD	33,222	ILS	124,000	33,224	2
05/04/2016	CIBC World Markets Corp.	USD	162,940	SGD	219,000	162,922	(18)

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Developed EuroPacific Currency Hedged Low Volatility Portfolio (continued)

Open Forward Foreign Currency Contracts
		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive		Notional Value
05/09/2016	CIBC World Markets Corp.	JPY	11,130,000	USD	99,127	$104,045	$(4,918)
05/09/2016	CIBC World Markets Corp.	USD	104,024	JPY	11,130,000	104,046	22
06/02/2016	CIBC World Markets Corp.	AUD	248,000	USD	189,026	188,996	30
06/02/2016	CIBC World Markets Corp.	CHF	73,000	USD	76,256	76,271	(15)
06/02/2016	CIBC World Markets Corp.	DKK	40,000	USD	6,161	6,162	(1)
06/02/2016	CIBC World Markets Corp.	EUR	232,000	USD	265,942	265,987	(45)
06/02/2016	CIBC World Markets Corp.	GBP	164,000	USD	240,258	240,266	(8)
06/02/2016	CIBC World Markets Corp.	HKD	829,000	USD	106,897	106,905	(8)
06/02/2016	CIBC World Markets Corp.	ILS	125,000	USD	33,502	33,507	(5)
06/02/2016	CIBC World Markets Corp.	JPY	11,561,000	USD	108,107	108,139	(32)
06/02/2016	CIBC World Markets Corp.	NOK	101,000	USD	12,541	12,541	0
06/02/2016	CIBC World Markets Corp.	NZD	65,000	USD	45,378	45,369	9
06/02/2016	CIBC World Markets Corp.	SEK	333,000	USD	41,551	41,558	(7)
06/02/2016	CIBC World Markets Corp.	SGD	220,000	USD	163,557	163,541	16

Total Forward Foreign Currency Contracts — Currency Risk							$(10,939)

Currency Abbreviations:

AUD—Australian Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

ILS—Israeli Shekel

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

USD—U.S. Dollar

Europe Currency Hedged Low Volatility Portfolio

Open Forward Foreign Currency Contracts
		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive		Notional Value
5/3/2016	CIBC World Markets Corp.	EUR	53,000,000	USD	60,447,030	$60,708,933	$(261,903)
5/3/2016	CIBC World Markets Corp.	EUR	13,260,000	USD	14,969,241	15,188,688	(219,447)
5/3/2016	CIBC World Markets Corp.	EUR	5,500,000	USD	6,197,136	6,299,984	(102,848)
5/3/2016	CIBC World Markets Corp.	EUR	1,070,000	USD	1,210,079	1,225,633	(15,554)
5/3/2016	CIBC World Markets Corp.	EUR	1,070,000	USD	1,205,933	1,225,633	(19,700)
5/3/2016	CIBC World Markets Corp.	USD	84,641,365	EUR	73,900,000	84,648,871	7,506
5/3/2016	Goldman, Sachs & Co.	EUR	51,200,000	USD	58,393,600	58,647,121	(253,521)
5/3/2016	Goldman, Sachs & Co.	EUR	13,260,000	USD	14,968,975	15,188,688	(219,713)
5/3/2016	Goldman, Sachs & Co.	EUR	8,500,000	USD	9,577,069	9,736,338	(159,269)
5/3/2016	Goldman, Sachs & Co.	USD	83,564,736	EUR	72,960,000	83,572,147	7,411
5/3/2016	RBC Capital Markets LLC	EUR	51,200,000	USD	58,393,344	58,647,121	(253,777)
5/3/2016	RBC Capital Markets LLC	EUR	13,280,000	USD	14,991,858	15,211,597	(219,739)
5/3/2016	RBC Capital Markets LLC	EUR	8,500,000	USD	9,577,384	9,736,339	(158,955)
5/3/2016	RBC Capital Markets LLC	USD	83,587,643	EUR	72,980,000	83,595,056	7,413
6/2/2016	CIBC World Markets Corp.	EUR	73,015,000	USD	83,697,095	83,711,111	(14,016)
6/2/2016	Goldman, Sachs & Co.	EUR	73,015,000	USD	83,698,190	83,711,111	(12,921)
6/2/2016	RBC Capital Markets LLC	EUR	73,015,000	USD	83,698,190	83,711,111	(12,921)

Total Forward Foreign Currency Contracts — Currency Risk							$(1,901,954)

Currency Abbreviations:

EUR—Euro

USD—U.S. Dollar

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Japan Currency Hedged Low Volatility Portfolio

Open Forward Foreign Currency Contracts
		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive		Notional Value
5/9/2016	CIBC World Markets Corp.	JPY	142,000,000	USD	1,264,695	$1,327,444	$(62,749)
5/9/2016	CIBC World Markets Corp.	USD	1,327,165	JPY	142,000,000	1,327,444	279
6/2/2016	CIBC World Markets Corp.	JPY	132,500,000	USD	1,239,013	1,239,380	(367)

Total Forward Foreign Currency Contracts — Currency Risk							$(62,837)

Currency Abbreviations:

JPY—Japanese Yen

USD—U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” is intended to enhance disclosures about financial instruments and derivative investments that are subject to offsetting arrangements on the Statements of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on each Fund’s financial position. In order for an arrangement to be eligible for netting, the Funds must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Funds’ counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present derivative investments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2016.

Developed EuroPacific Currency Hedged Low Volatility Portfolio

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Collateral Received
Counterparty		Financial Instruments	Non-Cash	Cash	Net Amount
CIBC World Markets Corp.	$1,534	$(1,534)	$—	$—	$—

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Collateral Received
Counterparty		Financial Instruments	Non-Cash	Cash	Net Amount
CIBC World Markets Corp.	$12,473	$(1,534)	$—	$—	$10,939

Europe Currency Hedged Low Volatility Portfolio

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Collateral Received
Counterparty		Financial Instruments	Non-Cash	Cash	Net Amount
CIBC World Markets Corp.	$7,506	$(7,506)	$—	$—	$—
Goldman, Sachs & Co.	7,411	(7,411)	—	—	—
RBC Capital Markets LLC	7,413	(7,413)	—	—	—

Total Assets	$22,330	$(22,330)	$—	$—	$—

99

Europe Currency Hedged Low Volatility Portfolio (continued)

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Collateral Received
Counterparty		Financial Instruments	Non-Cash	Cash	Net Amount
CIBC World Markets Corp.	$633,468	$(7,506)	$—	$—	$625,962
Goldman, Sachs & Co.	645,424	(7,411)	—	—	638,013
RBC Capital Markets LLC	645,392	(7,413)	—	—	637,979

Total Liabilities	$1,924,284	$(22,330)	$—	$—	$1,901,954

Japan Currency Hedged Low Volatility Portfolio

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Collateral Received
Counterparty		Financial Instruments	Non-Cash	Cash	Net Amount
CIBC World Markets Corp.	$279	$(279)	$—	$—	$—

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Collateral Received
Counterparty		Financial Instruments	Non-Cash	Cash	Net Amount
CIBC World Markets Corp.	$63,116	$(279)	$—	$—	$62,837

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2015, which expire as follows:

					Post-effective/no expiration
	2016	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
Developed EuroPacific Currency Hedged Low Volatility Portfolio	$—	$—	$—	$—	$—	$—	$—	$—
DWA Developed Markets Momentum Portfolio	17,174,329	6,761,697	1,071,796	11,083,378	77,530,378	1,017,679	114,639,257	—
DWA Emerging Markets Momentum Portfolio	14,116,179	5,190,203	602,137	18,886,830	91,799,972	—	130,595,321	—
Emerging Markets Infrastructure Portfolio	—	—	5,545	7,449,409	5,615,702	19,505,483	32,576,139	—
Europe Currency Hedged Low Volatility Portfolio	—	—	—	—	1,139,250	265,156	1,404,406	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	317,335	4,187,699	923,451	—	671,288	2,045,897	8,145,670	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	2,040,934	8,801,477	5,210,563	1,248,239	459,732	9,284,904	27,045,849	54,729
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	192,155	2,633,165	695,775	—	325,225	5,094,951	8,941,271	—
FTSE RAFI Emerging Markets Portfolio	5,378,903	11,700,199	450,476	—	5,064,515	50,003,014	72,597,107	—
Global Agriculture Portfolio	—	—	—	365,885	604,726	7,298,062	8,268,673	—
Global Clean Energy Portfolio	34,356,421	65,130,758	22,796,787	31,202,293	10,841,469	52,381,197	216,708,925	155,633

100

					Post-effective/no expiration
	2016	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
Global Gold and Precious Metals Portfolio	$—	$—	$—	$374,482	$1,336,766	$10,409,171	$12,120,419	$—
Global Water Portfolio	64,839,461	41,990,185	1,909,380	4,235,497	25,624,203	14,901,895	153,500,621	589,102
International BuyBack AchieversTM Portfolio	—	—	—	—	2,969,504	1,923	2,971,427	—
Japan Currency Hedged Low Volatility Portfolio	—	—	—	—	—	—	—	—
S&P International Developed Quality Portfolio	23,676,544	19,713,557	980,146	2,056,117	1,418,261	—	47,844,625	47,847

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended April 30, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Developed EuroPacific Currency Hedged Low Volatility Portfolio	$691,990	$1,867,527
DWA Developed Markets Momentum Portfolio	159,193,171	159,432,036
DWA Emerging Markets Momentum Portfolio	129,185,590	138,910,214
Emerging Markets Infrastructure Portfolio	1,827,931	3,269,826
Europe Currency Hedged Low Volatility Portfolio	53,414,091	59,524,463
FTSE RAFI Asia Pacific ex-Japan Portfolio	3,498,568	3,574,689
FTSE RAFI Developed Markets ex-U.S. Portfolio	92,626,934	92,157,302
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	37,297,422	35,454,458
FTSE RAFI Emerging Markets Portfolio	90,997,688	56,954,188
Global Agriculture Portfolio	3,719,606	4,000,748
Global Clean Energy Portfolio	15,505,859	15,948,911
Global Gold and Precious Metals Portfolio	2,422,553	2,402,743
Global Water Portfolio	36,341,357	37,022,809
International BuyBack AchieversTM Portfolio	12,095,736	10,409,671
Japan Currency Hedged Low Volatility Portfolio	862,757	1,988,442
S&P International Developed Quality Portfolio	24,592,741	23,750,020

For the six-month period ended April 30, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Developed EuroPacific Currency Hedged Low Volatility Portfolio	$1,227,630	$1,384,448
DWA Developed Markets Momentum Portfolio	—	47,723,716
DWA Emerging Markets Momentum Portfolio	1,636,668	19,221,748
Emerging Markets Infrastructure Portfolio	—	5,197,038
Europe Currency Hedged Low Volatility Portfolio	90,151,996	7,696,352
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	67,454,934	93,286,177
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	20,670,200	8,981,415
FTSE RAFI Emerging Markets Portfolio	75,502,567	13,935,123
Global Agriculture Portfolio	—	1,890,358
Global Clean Energy Portfolio	—	4,146,580
Global Gold and Precious Metals Portfolio	18,892,498	1,217,223
Global Water Portfolio	—	32,049,024
International BuyBack AchieversTM Portfolio	23,819,031	4,696,140
Japan Currency Hedged Low Volatility Portfolio	1,259,325	1,547,921
S&P International Developed Quality Portfolio	15,895,243	11,783,466

101

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

During the period, DWA Emerging Markets Momentum Portfolio, Emerging Markets Infrastructure Portfolio, Global Clean Energy Portfolio and S&P International Developed Quality Portfolio received $488,463, $136,115, $168,260 and $188,800, respectively, in litigation settlement proceeds from foreign exchange investment transactions.

At April 30, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Developed EuroPacific Currency Hedged Low Volatility Portfolio	$96,253	$(19,977)	$76,276	$1,235,038
DWA Developed Markets Momentum Portfolio	15,566,906	(5,687,738)	9,879,168	201,235,615
DWA Emerging Markets Momentum Portfolio	10,466,977	(6,012,204)	4,454,773	153,682,320
Emerging Markets Infrastructure Portfolio	2,431,790	(7,652,296)	(5,220,506)	25,907,008
Europe Currency Hedged Low Volatility Portfolio	9,649,580	(6,142,877)	3,506,703	245,899,068
FTSE RAFI Asia Pacific ex-Japan Portfolio	2,254,412	(5,673,000)	(3,418,588)	26,472,952
FTSE RAFI Developed Markets ex-U.S. Portfolio	36,077,439	(135,263,263)	(99,185,824)	837,286,172
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	21,482,253	(12,367,697)	9,114,556	158,009,802
FTSE RAFI Emerging Markets Portfolio	26,900,375	(92,040,286)	(65,139,911)	479,157,254
Global Agriculture Portfolio	1,890,323	(11,000,967)	(9,110,644)	34,015,536
Global Clean Energy Portfolio	9,931,259	(10,709,549)	(778,290)	68,011,224
Global Gold and Precious Metals Portfolio	5,304,198	(6,009,743)	(705,545)	52,121,917
Global Water Portfolio	39,032,044	(15,121,659)	23,910,385	206,165,742
International BuyBack AchieversTM Portfolio	5,113,426	(2,722,377)	2,391,049	79,812,267
Japan Currency Hedged Low Volatility Portfolio	97,646	(12,901)	84,745	1,211,882
S&P International Developed Quality Portfolio	996,685	(390,439)	606,246	23,486,307

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

102

DWA Emerging Markets Momentum Portfolio charges certain transaction fees for creations and redemptions, which are treated as increases in capital, which are shown in the Statements of Changes in Net Assets as Transaction fees.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

103

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)
Actual	$1,000.00	$998.58	0.25%	$1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
PowerShares DWA Developed Markets Momentum Portfolio (PIZ)
Actual	1,000.00	997.35	0.82	4.07
Hypothetical (5% return before expenses)	1,000.00	1,020.79	0.82	4.12
PowerShares DWA Emerging Markets Momentum Portfolio (PIE)
Actual	1,000.00	959.26	0.90	4.38
Hypothetical (5% return before expenses)	1,000.00	1,020.39	0.90	4.52
PowerShares Emerging Markets Infrastructure Portfolio (PXR)
Actual	1,000.00	1,003.69	0.75	3.74
Hypothetical (5% return before expenses)	1,000.00	1,021.13	0.75	3.77
PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)
Actual	1,000.00	972.79	0.25	1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)
Actual	1,000.00	1,047.93	0.49	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.49	2.46

104

Fees and Expenses (continued)

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)
Actual	$1,000.00	$973.02	0.46%	$2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.46	2.31
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)
Actual	1,000.00	1,032.08	0.49	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.49	2.46
PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)
Actual	1,000.00	1,073.57	0.48	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.48	0.48	2.41
PowerShares Global Agriculture Portfolio (PAGG)
Actual	1,000.00	966.31	0.77	3.76
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.77	3.87
PowerShares Global Clean Energy Portfolio (PBD)
Actual	1,000.00	974.06	0.75	3.68
Hypothetical (5% return before expenses)	1,000.00	1,021.13	0.75	3.77
PowerShares Global Gold and Precious Metals Portfolio (PSAU)
Actual	1,000.00	1,692.23	0.75	5.02
Hypothetical (5% return before expenses)	1,000.00	1,021.13	0.75	3.77
PowerShares Global Water Portfolio (PIO)
Actual	1,000.00	1,002.87	0.74	3.69
Hypothetical (5% return before expenses)	1,000.00	1,021.18	0.74	3.72
PowerShares International BuyBack AchieversTM Portfolio (IPKW)
Actual	1,000.00	1,059.27	0.55	2.82
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.55	2.77
PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)
Actual	1,000.00	925.57	0.25	1.20
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
PowerShares S&P International Developed Quality Portfolio (IDHQ)
Actual	1,000.00	1,010.94	0.46	2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.46	2.31

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

105

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 14, 2016, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 66 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Contrarian Opportunities Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 14, 2016 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

106

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, which had not commenced operations as of April 14, 2016) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2015, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception and one-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three- and five-year periods for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

0.15%	PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio, PowerShares Europe Currency Hedged Low Volatility Portfolio, PowerShares Japan Currency Hedged Low Volatility Portfolio, PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500 Momentum Portfolio, PowerShares S&P 500 Value Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

107

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares S&P 500® High Dividend Low Volatility Portfolio

0.35%:	PowerShares Contrarian Opportunities Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds (except for PowerShares DWA Tactical Sector Rotation Portfolio, which the Adviser indicated did not have any comparable peers).

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Build America Bond Portfolio		N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A2	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares Contrarian Opportunities Portfolio		X	X
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X		X

108

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares Europe Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares FTSE International Low Beta Equal Weight Portfolio			X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X	N/A	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio		X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio			X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares Japan Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Bank Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio		X	X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	X	X	X
PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500 High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500 Low Volatility Portfolio	X	X	X
PowerShares S&P 500 Momentum Portfolio		X	X
PowerShares S&P 500 Value Portfolio			X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X	X	X
PowerShares S&P International Developed Quality Portfolio			X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X

109

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that the Fund did not have any comparable ETF peers.

In response to questions from the Independent Trustees, the Adviser provided supplemental information comparing each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares FTSE RAFI Developed Markets Ex-U.S. Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio’s advisory fees and total expenses to an alternative peer group that the Adviser believes is more comparable than the Lipper peer group. The Adviser stated that, after reviewing the results of the alternative peer group analysis for these Funds, it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2018, for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio because the Fund had not yet commenced operations as of April 14, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

110

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio at a meeting held on April 14, 2016. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fee was reasonable in light of the sub-advisory services provided to PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

111

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2016 Invesco PowerShares Capital Management LLC		P-PS-SAR-8
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2016

2016 Semi-Annual Report to Shareholders

PLW	PowerShares 1-30 Laddered Treasury Portfolio

BAB	PowerShares Build America Bond Portfolio

PWZ	PowerShares California AMT-Free Municipal Bond Portfolio

PCEF	PowerShares CEF Income Composite Portfolio

DSUM	PowerShares Chinese Yuan Dim Sum Bond Portfolio

PCY	PowerShares Emerging Markets Sovereign Debt Portfolio

PHB	PowerShares Fundamental High Yield® Corporate Bond Portfolio

PFIG	PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PGHY	PowerShares Global Short Term High Yield Bond Portfolio

PICB	PowerShares International Corporate Bond Portfolio

LDRI	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PZA	PowerShares National AMT-Free Municipal Bond Portfolio

PZT	PowerShares New York AMT-Free Municipal Bond Portfolio

PGX	PowerShares Preferred Portfolio

VRP	PowerShares Variable Rate Preferred Portfolio

PVI	PowerShares VRDO Tax-Free Weekly Portfolio

2

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

April 30, 2016

(Unaudited)

Portfolio Composition
Duration Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Maturing in 0-5 Years	19.9
Maturing in 6-10 Years	16.6
Maturing in 11-15 Years	19.7
Maturing in 16-20 Years	13.2
Maturing in 21-25 Years	16.5
Maturing in 26-30 Years	13.2
Money Market Fund Plus Other Assets Less Liabilities	0.9

Schedule of Investments

Principal Amount		Value
	Long-Term Investments—95.8%
	United States Government Obligations—95.8%
	United States Treasury Notes—6.7%
$6,311,000	3.500%, 02/15/18	$6,619,646
6,422,000	2.000%, 02/15/22	6,627,453

		13,247,099

	United States Treasury Bonds—89.1%
5,376,000	8.875%, 02/15/19	6,565,757
5,145,000	8.500%, 02/15/20	6,566,409
5,031,000	7.875%, 02/15/21	6,576,463
4,839,000	7.125%, 02/15/23	6,582,361
4,987,000	6.250%, 08/15/23	6,591,118
4,439,000	7.625%, 02/15/25	6,582,553
4,782,000	6.000%, 02/15/26	6,597,945
4,492,000	6.625%, 02/15/27	6,588,151
4,540,000	6.125%, 11/15/27	6,514,546
4,815,000	5.250%, 02/15/29	6,579,245
4,287,000	6.250%, 05/15/30	6,497,399
13,839,000	5.375%, 02/15/31	19,697,326
14,427,000	4.500%, 02/15/36	19,630,862
4,662,000	4.750%, 02/15/37	6,541,826
4,886,000	4.375%, 02/15/38	6,550,294
5,545,000	3.500%, 02/15/39	6,549,383
4,737,000	4.625%, 02/15/40	6,552,512
4,640,000	4.750%, 02/15/41	6,544,214
5,941,000	3.125%, 02/15/42	6,551,806
5,959,000	3.125%, 02/15/43	6,549,781
5,442,000	3.625%, 02/15/44	6,547,406
6,769,000	2.500%, 02/15/45	6,541,338
6,768,000	2.500%, 02/15/46	6,540,108

		177,038,803

	Total Long-Term Investments (Cost $185,074,666)	190,285,902

Principal Amount		Value
	Short-Term Investments—3.4%
	United States Government Obligations—3.3%
	United States Treasury Notes—3.3%
$6,403,000	4.625%, 02/15/17 (Cost $6,574,355)	$6,606,596

Number of Shares
	Money Market Funds—0.1%
122,024	Invesco Premier Portfolio— Institutional Class, 0.39%(a) (Cost $122,024)	122,024

	Total Short-Term Investments (Cost $6,696,379)	6,728,620

	Total Investments (Cost $191,771,045)—99.2%	197,014,522
	Other assets less liabilities—0.8%	1,684,396

	Net Assets—100.0%	$198,698,918

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Build America Bond Portfolio (BAB)

April 30, 2016

(Unaudited)

Portfolio Composition
State and Territory Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
California	32.2
Florida	3.2
Illinois	7.9
Missouri	3.1
New Jersey	4.1
New York	10.7
Ohio	3.2
Texas	6.8
Washington	3.7
Other States, Territories and Security Types Less Than 3% Each	18.9
Money Market Fund Plus Other Assets Less Liabilities	6.2

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—93.0%
	Ad Valorem Property Tax—20.5%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,388,140
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,628,445
11,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	12,915,870
8,505,000	California State Ser. 09	7.350	11/01/39	12,732,580
4,500,000	California State Ser. 10	7.625	03/01/40	6,957,135
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,094,992
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/35	2,157,580
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	1,761,060
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,008,180
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/36	5,519,223
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,907,670
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	2,155,523
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,449,410
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,659,952
700,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/32	804,335
1,500,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/35	1,797,525
200,000	Delaware State Ser. 09D	5.200	10/01/26	218,766
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	632,305
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/30	1,086,340
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/30	691,346
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/35	1,109,720
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,226,660
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,364,340
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,096,290
9,300,000	Illinois State Ser. 10	6.900	03/01/35	9,533,058
5,000,000	Illinois State Ser. 10-1	5.363	02/01/19	5,306,200
14,795,000	Illinois State Ser. 10-1	5.563	02/01/21	16,178,628
2,500,000	Illinois State Ser. 10-2	5.650	03/01/20	2,721,375
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	224,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Ad Valorem Property Tax (continued)
$320,000	Itasca Illinois Ser. 09A	6.200%	02/01/39	$358,739
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,255,020
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,127,090
5,140,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	7,402,217
5,000,000	Los Angeles California Community College District Ser. 10	6.750	08/01/49	7,581,850
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	638,250
860,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	1,088,992
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	242,458
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,958,029
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,143,490
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,923,130
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,176,970
2,710,000	New York City New York Ser. 10	5.817	10/01/31	3,073,845
4,700,000	New York City New York Ser. 10	5.968	03/01/36	6,091,482
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,132,420
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	949,862
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,112,420
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,096,260
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,592,057
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,013,230
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,106,930
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/30	2,273,120
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,090,280
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/40	2,283,780
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,957,935
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	5,025,367
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,183,680
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,036,430
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	227,914
5,000,000	Utah State Ser. 10B	3.369	07/01/21	5,397,950
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	740,779

				176,608,888

	College Revenue—7.9%
4,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	4,955,320
900,000	California State University Rev. Ser. 10	6.484	11/01/41	1,158,696
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,203,630
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,199,580
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,630,755
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	5,875,400
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,449,216
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,221,880
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,085,330
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,145,330
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,372,690
500,000	Northern Arizona University Rev. Ser. 09A	6.687	06/01/39	557,035
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,241,550
905,000	Rutgers The State University of New Jersey	5.545	05/01/29	1,050,071
1,500,000	University of California Rev. Ref. Ser. 16AS	3.552	05/15/39	1,457,970
10,055,000	University of California Rev. Ser. 10	5.946	05/15/45	13,014,186
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,387,540
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,642,150
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	299,568
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	541,445
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	11,599,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	College Revenue (continued)
$1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416%	07/01/30	$1,897,816
250,000	Wayne State University Ser. 09B	6.536	11/15/39	273,365

				68,259,923

	Electric Power Revenue—12.1%
4,385,000	American Municipal Power (Ohio Inc.) Rev. Ser. 09	6.053	02/15/43	5,405,346
7,665,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	11,525,017
2,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	2,588,569
3,395,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	4,684,693
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	950,497
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	7,793,565
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,228,900
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	3,002,875
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,344,908
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/34	628,135
6,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	7,436,130
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,756,680
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	533,580
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	12,555,600
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,254,370
9,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	11,621,771
5,585,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/57	6,875,861
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,267,260
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	308,660
2,985,000	South Carolina State Public Service Auth. Rev. Ser. 10C	6.454	01/01/50	4,017,929
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,269,417
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,379,940
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	3,141,542
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,294,645

				103,865,890

	Fuel Sales Tax Revenue—2.3%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	703,927
2,250,000	Missouri Highway & Transportation Commission (State Road Rev.) Ser. 09	4.963	05/01/23	2,627,190
6,000,000	Missouri Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/24	7,085,340
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,454,560
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,574,202
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,608,500

				20,053,719

	General Fund—13.2%
17,590,000	California State Ser. 09	7.500	04/01/34	26,228,449
3,500,000	California State Ser. 09	7.300	10/01/39	5,210,170
4,500,000	California State Ser. 10	7.950	03/01/36	5,442,165
27,455,000	California State Ser. 10	7.600	11/01/40	43,375,880
15,860,000	California State Various Purpose Ser. 09	7.550	04/01/39	24,611,072
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,965,950
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,458,680

				113,292,366

	Government Fund/Grant Revenue—1.0%
10,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	8,346,214

	Health, Hospital, Nursing Home Revenue—1.3%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,253,280
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,339,000
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	3,143,725
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculty Board (Vanderbilt University Medical Center) Ser. 16B	4.053	07/01/26	1,066,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000%	11/01/39	$1,027,550
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,595,730
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	616,360

				11,042,595

	Highway Tolls Revenue—5.8%
3,025,000	Bay Area California Auth. Toll Bridge Rev. (San Francisco Bay Area) Ser. 10S3	6.907	10/01/50	4,417,165
3,605,000	Bay Area California Auth. Toll Bridge Rev. Sub. Lien Ser. 10S1	7.043	04/01/50	5,331,867
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/24	214,082
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,458,504
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	277,598
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	314,270
4,215,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	6,391,879
5,000,000	North Texas Tollway Auth. Rev. Sub.-Lien Ser. 10B-2	8.410	02/01/30	6,159,350
1,443,000	Pennsylvania Turnpike Commission Rev. Ser. 09	6.105	12/01/39	1,880,200
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,405,440
9,255,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	11,321,827
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	6,057,950
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	3,362,419

				49,592,551

	Hotel Occupancy Tax—0.4%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	3,742,214

	Income Tax Revenue—1.4%
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub.-Ser. 10S-1B	6.828	07/15/40	5,188,251
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	237,390
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,277,540
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,621,718
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,501,880

				11,826,779

	Lease Revenue—3.3%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	344,766
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,143,060
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,209,900
800,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	1,070,744
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,077,340
145,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	148,268
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,195,140
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,308,846
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	572,540
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,184,040
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,126,030
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,304,980
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,086,130
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	556,825
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	4,022,850
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	612,595
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,716,130
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,071,420
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,540,430

				28,292,034

	Miscellaneous Revenue—4.0%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	562,345
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	592,145
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,327,020
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,233,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Miscellaneous Revenue (continued)
$3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966%	01/15/30	$4,387,110
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	561,745
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,220,040
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	8,001,490
1,000,000	Mississippi State Ser. 10	5.245	11/01/34	1,181,680
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,248,430
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,173,790
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,219,560
5,000,000	Texas State Ser. 09	5.517	04/01/39	6,569,400

				34,278,315

	Port, Airport & Marina Revenue—2.0%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	3,613,696
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	7,722,307
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	281,870
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,451,700

				17,069,573

	Sales Tax Revenue—2.1%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/39	2,381,319
1,000,000	Denver Colorado City & County Dedicated Tax Rev. Ref. & Improvement Ser. 16B	3.818	08/01/32	1,028,000
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	228,606
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/40	2,525,220
450,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	563,251
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,849,700
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,171,920
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,286,488
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/39	2,379,828
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	4,033,500

				18,447,832

	Sewer Revenue—1.3%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	3,543,900
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,233,404
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,298,156
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,367,111
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,434,783
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	555,570
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	223,046
1,100,000	Riverside California Sewer Rev. Ser. 09	7.000	08/01/29	1,281,599
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	220,272

				11,157,841

	Special Assessment—0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,552,995

	Tax Increment Revenue—0.2%
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,106,400
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	8.180	08/01/39	1,115,710

				2,222,110

	Transit Revenue—5.7%
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,331,700
335,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/39	412,147
1,230,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	1,676,392
7,250,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/39	9,769,882
3,745,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/40	5,119,190
12,525,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	17,604,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Transit Revenue (continued)
$7,455,000	New Jersey State Transportation Trust Fund Auth. Ser. 10B	6.561%	12/15/40	$8,251,940
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	2,086,774
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,163,700

				49,415,738

	Water Revenue—8.3%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,720,620
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	233,104
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	3,890,490
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,296,020
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,514,863
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,552,000
1,715,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.603	07/01/50	2,540,395
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	603,565
1,270,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	6.008	07/01/39	1,605,699
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,176,960
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,107,880
3,785,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	5,059,712
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	6,851,154
3,255,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/43	4,121,123
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,137,110
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,226,660
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	617,820
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	657,360
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	646,760
1,755,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10	6.000	11/01/40	2,221,672
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,711,540
2,480,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	6.000	11/01/40	3,172,069
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/50	6,492,486
3,000,000	Santa Clara Valley California Water District Ref. Ser. 16B	4.354	06/01/46	3,118,860
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,317,040
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,390,200
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/40	2,071,746
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,690,530
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,151,570
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,459,862
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/39	1,404,500
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	635,115

				71,396,485

	Total Municipal Bonds (Cost $735,694,571)			800,464,062

	Corporate Bonds—0.8%
	Healthcare-Services—0.6%
3,000,000	Baylor Scott & White Holdings	3.967	11/15/46	3,000,045
2,000,000	Mayo Clinic, Series 2016	4.128	11/15/52	2,137,022

				5,137,067

	Commercial Services—0.2%
2,000,000	Trustees of Dartmouth College	3.474	06/01/46	2,001,698

	Total Corporate Bonds (Cost $6,999,900)			7,138,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Money Market Fund—4.8%
41,094,719	Invesco Premier Portfolio—Institutional Class , 0.39%(a) (Cost $41,094,719)	$41,094,719

	Total Investments (Cost $783,789,190)—98.6%	848,697,546
	Other assets less liabilities—1.4%	11,800,897

	Net Assets—100.0%	$860,498,443

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

Auth.—Authority

COP—Certificate of Participation

PSF-GTD—Permanent School Fund Guaranteed

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

April 30, 2016

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Ad Valorem Property Tax	20.9
College Revenue	13.7
Lease Revenue	10.2
Electric Power Revenue	6.8
Health, Hospital, Nursing Home Revenue	6.6
General Fund	6.1
Port, Airport & Marina Revenue	5.5
Miscellaneous Revenue	5.2
Water Revenue	5.0
Highway Tolls Revenue	4.2
Tax Increment Revenue	3.3
Special Tax	2.4
Sewer Revenue	1.6
Special Assessment	1.3
Sales Tax Revenue	1.2
Local or GTD Housing	0.9
Recreational Revenue	0.9
Other Assets Less Liabilities	4.2

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—95.8%
	Ad Valorem Property Tax—20.9%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL(a)	5.250%	08/01/17	$1,429,069
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	516,145
1,500,000	California State Ser. 15	5.000	08/01/45	1,788,945
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/39	1,150,900
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	921,632
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/44	2,361,600
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,124,100
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,711,125
500,000	Desert California Community College District Ser. 07C AGM(a)	5.000	08/01/17	527,720
1,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC(a)	5.500	06/01/19	1,716,555
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL(a)	5.000	08/01/17	527,720
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,578,324
1,500,000	Oakland California Unified School District (Alameda County) Ser. 15A	5.000	08/01/40	1,738,185
1,000,000	Peralta Community College District Ser. 06A NATL(a)	5.000	08/01/16	1,011,730
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,139,985
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	421,248
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/43	1,184,580
1,000,000	San Diego California Unified School District (Election 2012) Ser.16F	5.000	07/01/40	1,201,930
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,360,120
1,740,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM(a)	5.000	08/01/18	1,907,875

				26,319,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	College Revenue—13.7%
$3,875,000	California State Educational Facilities Auth. Rev. (California Institute of Technology) Ser. 09	5.000%	11/01/39	$4,379,680
1,500,000	California State Educational Facilities Auth. Rev. Ref. (Pepperdine University) Ser. 16	5.000	10/01/46	1,804,305
2,100,000	California State University Rev. Ref. Ser. 15A	5.000	11/01/38	2,531,865
210,000	California State University Rev. Systemwide Ser. 07A AGM(a)	5.000	05/01/17	219,305
290,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	301,121
1,795,000	California State University Rev. Systemwide Ser. 12A	5.000	11/01/37	2,137,612
2,000,000	California State University Rev. Systemwide Ser. 14A	5.000	11/01/39	2,399,620
1,500,000	University of California Rev. (Limited Project) Ser. 12G	5.000	05/15/37	1,766,745
1,500,000	University of California Rev. General Ser. 13AI	5.000	05/15/38	1,780,215

				17,320,468

	Electric Power Revenue—6.8%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	2,268,800
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	2,382,480
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/39	1,199,250
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/44	1,188,600
400,000	Los Angeles California Water & Power Rev. (Power System) Sub.-Ser. 07A-1 AMBAC	5.000	07/01/39	420,428
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,077,090

				8,536,648

	General Fund—6.1%
550,000	California State Ref. Ser. 07 NATL	4.250	08/01/33	563,921
2,025,000	California State Ser. 10	5.250	11/01/40	2,392,436
1,020,000	California State Various Purpose Ser. 09	6.000	04/01/38	1,170,011
1,000,000	California State Various Purpose Ser. 16	5.000	09/01/45	1,212,280
2,000,000	California State Various Purpose Ser.13	5.000	04/01/43	2,336,740

				7,675,388

	Health, Hospital, Nursing Home Revenue—6.6%
1,000,000	California State Health Facilities Auth. Rev. (Lucile Packard Stanford Hospital) Ser. 16B	5.000	08/15/55	1,179,740
1,000,000	California State Health Facilities Auth. Rev. Ref. (Sutter Health) Ser. 15A	5.000	08/15/43	1,171,750
495,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	523,670
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,046,760
1,000,000	California Statewide Communities Development Auth. Rev. (Kaiser Permanente) Ser. 12A	5.000	04/01/42	1,156,160
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,101,350
1,000,000	California Statewide Communities Development Auth. Rev. Ref. (Cottage Health System Obligated Group) Ser. 15	5.000	11/01/43	1,168,370
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL	4.750	05/15/31	948,043

				8,295,843

	Highway Tolls Revenue—4.2%
4,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/54	5,255,865

	Lease Revenue—10.2%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/39	636,968
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,680,375
485,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Figueroa Plaza) Ser. 07B1 NATL	4.750	08/01/37	486,596
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,121,350
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL	4.250	01/01/37	407,348
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/44	2,343,780
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,132,730
1,000,000	San Diego California Public Facilities Financing Auth. Lease Rev. (Capital improvement Projects) Ser. 15A	5.000	10/15/44	1,187,220
2,000,000	San Jose California Financing Auth. Ref. (Civic Center Project) Ser. 13A	5.000	06/01/39	2,334,240
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL	5.000	06/01/37	417,240
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,051,860

				12,799,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Local or GTD Housing—0.9%
$1,000,000	California Statewide Communities Development Auth. Student Housing Rev. Ref. (CHF Irvine LLC) Ser. 16	5.000%	05/15/40	$1,174,220

	Miscellaneous Revenue—5.2%
1,500,000	California State Various Purpose—Green Bonds Ser.14	5.000	10/01/37	1,811,010
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/44	1,183,790
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/45	1,184,930
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	2,351,620

				6,531,350

	Port, Airport & Marina Revenue—5.5%
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/40	563,905
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/45	560,590
2,000,000	Los Angeles California Department of Airports Ref. Rev. Sub.-Ser. 15C	5.000	05/15/38	2,384,620
1,000,000	Los Angeles California Department of Airports Senior Los Angeles International Airport Ser. 10A	5.000	05/15/40	1,137,030
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Ser. 14B	5.000	05/01/44	2,315,160

				6,961,305

	Recreational Revenue—0.9%
1,000,000	California Infrastructure & Economic Development Bank Rev. Ref. (Academy of Motion Picture Arts & Projects) Ser. 15	5.000	11/01/41	1,171,610

	Sales Tax Revenue—1.2%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Sub.-Ser.) 10C AGM	5.125	08/01/42	1,547,145

	Sewer Revenue—1.6%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM(a)	5.000	09/15/17	423,928
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	414,096
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	708,682
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	461,886

				2,008,592

	Special Assessment—1.3%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,649,070

	Special Tax—2.4%
2,600,000	Irvine California Unified School District Special Tax Ref. Ser. 15 BAM	5.000	09/01/38	3,067,350

	Tax Increment Revenue—3.3%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	1,145,510
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/35	2,955,900

				4,101,410

	Water Revenue—5.0%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL(a)	5.000	06/01/17	1,048,300
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/37	1,815,375
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/43	2,374,860
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	510,175
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM(a)	4.500	05/01/16	500,115

				6,248,825

	Total Investments (Cost $113,752,229)(b)—95.8%			120,664,284
	Other assets less liabilities—4.2%			5,294,973

	Net Assets—100.0%			$125,959,257

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

BAM—Build America Mutual

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ) (continued)

April 30, 2016

(Unaudited)

BHAC—Berkshire Hathaway Assurance Corp.

COP—Certificate of Participation

FGIC—Financial Guaranty Insurance Co.

NATL—National Public Finance Guarantee Corp.

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2016. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	22.1%
Assured Guaranty Corp.	8.8
National Public Finance Guarantee Corp.	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares CEF Income Composite Portfolio (PCEF)

April 30, 2016

(Unaudited)

Portfolio Composition
Asset Class Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Bonds	47.3
Option Income	26.9
Bonds/High Yield	24.3
Domestic Equity	1.5
Other Assets Less Liabilities	(0.0)

Schedule of Investments

Number of Shares		Value
	Closed-End Funds—100.0%
	Bonds—47.3%
2,872,300	Aberdeen Asia-Pacific Income Fund, Inc.	$14,476,392
184,959	Babson Capital Global Short Duration High Yield Fund	3,183,144
397,286	BlackRock Core Bond Trust	5,371,307
1,017,284	BlackRock Credit Allocation Income Trust	12,878,815
469,870	BlackRock Income Trust, Inc.	3,072,950
337,733	BlackRock Limited Duration Income Trust	5,049,108
398,053	BlackRock Multi-Sector Income Trust	6,428,556
356,094	BlackRock Taxable Municipal Bond Trust	8,343,282
453,144	Blackstone/GSO Strategic Credit Fund	6,307,765
228,848	Brookfield Mortgage Opportunity Income Fund, Inc.	3,414,412
95,615	Brookfield Total Return Fund, Inc.	2,268,944
208,707	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	4,890,005
75,589	Cohen & Steers Select Preferred and Income Fund, Inc.	2,000,085
77,315	Cutwater Select Income Fund	1,483,675
909,479	DoubleLine Income Solutions Fund	16,006,830
69,898	DoubleLine Opportunistic Credit Fund	1,835,521
202,502	Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,944,019
1,169,881	Eaton Vance Limited Duration Income Fund	15,629,610
170,102	Eaton Vance Short Duration Diversified Income Fund	2,301,480
101,522	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,227,401
177,218	First Trust Aberdeen Global Opportunity Income Fund	1,965,348
381,079	First Trust Intermediate Duration Preferred & Income Fund	8,772,439
118,117	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	2,830,083
213,919	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	4,413,149
52,005	Flaherty & Crumrine Total Return Fund, Inc.	1,079,104
271,779	Franklin Limited Duration Income Trust	3,158,072
93,396	Guggenheim Build America Bonds Managed Duration Trust	2,194,806
73,140	Invesco Bond Fund(a)	1,363,330

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds (continued)
1,666,609	Invesco Senior Income Trust(a)	$6,799,765
79,710	John Hancock Investors Trust	1,249,056
159,432	John Hancock Preferred Income Fund	3,507,504
151,897	John Hancock Preferred Income Fund II	3,290,089
198,681	John Hancock Preferred Income Fund III	3,774,939
443,305	John Hancock Premium Dividend Fund	6,849,062
549,768	MFS Charter Income Trust	4,563,074
208,474	MFS Government Markets Income Trust	1,104,912
874,550	MFS Intermediate Income Trust	4,057,912
794,265	MFS Multimarket Income Trust	4,694,106
165,500	Nuveen Build America Bond Fund	3,621,140
52,522	Nuveen Build America Bond Opportunity Fund	1,135,000
1,407,250	Nuveen Credit Strategies Income Fund	11,159,493
501,906	Nuveen Floating Rate Income Fund	5,179,670
247,731	Nuveen Global High Income Fund, Class I	3,530,167
140,464	Nuveen Preferred & Income Term Fund	3,316,355
705,622	Nuveen Preferred Income Opportunities Fund	7,035,051
467,610	Nuveen Quality Preferred Income Fund	3,965,333
748,653	Nuveen Quality Preferred Income Fund II	6,782,796
172,692	Nuveen Quality Preferred Income Fund III	1,516,236
202,411	PIMCO Corporate & Income Strategy Fund	2,892,453
108,760	PIMCO Income Opportunity Fund	2,385,107
180,838	PIMCO Income Strategy Fund	1,806,572
421,787	PIMCO Income Strategy Fund II	3,783,429
197,665	PIMCO Strategic Income Fund, Inc.	1,848,168
220,732	Pioneer Floating Rate Trust	2,496,479
299,989	Prudential Short Duration High Yield Fund, Inc.	4,715,827
522,335	Putnam Master Intermediate Income Trust	2,313,944
1,085,962	Putnam Premier Income Trust	5,201,758
155,380	Stone Harbor Emerging Markets Income Fund	2,152,013
114,093	Strategic Global Income Fund, Inc.	1,029,119
445,701	TCW Strategic Income Fund, Inc.	2,366,672
1,348,025	Templeton Global Income Fund	8,883,485
116,438	Virtus Global Multi-Sector Income Fund	1,706,981
137,151	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,289,050
56,264	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,186,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares CEF Income Composite Portfolio (PCEF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds (continued)
51,832	Western Asset Mortgage Defined Opportunity Fund, Inc.	$1,207,686
85,848	Western Asset Premier Bond Fund	1,091,987
703,992	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	7,842,471
303,984	Western Asset/Claymore Inflation-Linked Securities & Income Fund	3,498,856

		291,719,957

	Bonds/High Yield—24.3%
778,787	AllianceBernstein Global High Income Fund, Inc.	9,275,353
1,164,175	BlackRock Corporate High Yield Fund, Inc.	11,967,719
1,931,137	BlackRock Debt Strategies Fund, Inc.	6,778,291
342,107	BlackRock Floating Rate Income Strategies Fund, Inc.	4,529,497
212,080	BlackRock Floating Rate Income Trust	2,731,590
231,778	Brookfield High Income Fund, Inc.	1,678,073
531,838	Credit Suisse Asset Management Income Fund, Inc.	1,542,330
711,149	Credit Suisse High Yield Bond Fund	1,635,643
138,525	Deutsche High Income Opportunities Fund, Inc.	1,877,014
225,196	Deutsche Multi-Market Income Trust	1,857,867
511,908	Dreyfus High Yield Strategies Fund	1,632,986
360,672	Eaton Vance Floating-Rate Income Trust	4,750,050
330,702	Eaton Vance Senior Floating-Rate Trust	4,289,205
365,560	First Trust High Income Long/Short Fund	5,446,844
238,967	First Trust Senior Floating Rate Income Fund II	3,065,947
35,229	Guggenheim Credit Allocation Fund	681,681
169,541	Ivy High Income Opportunities Fund	2,236,246
154,178	KKR Income Opportunities Fund	2,269,500
245,843	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,224,879
200,066	Neuberger Berman High Yield Strategies Fund, Inc.	2,166,715
241,175	New America High Income Fund, Inc. (The)	2,040,340
354,523	Nuveen Floating Rate Income Opportunity Fund	3,616,135
151,584	Nuveen High Income December 2018 Target Term Fund, Class I	1,530,998
231,598	Nuveen NASDAQ 100 Dynamic Overwrite Fund	4,092,337
386,088	Nuveen Senior Income Fund	2,328,111
358,676	PIMCO Corporate & Income Opportunity Fund	4,978,423
73,039	Pioneer Diversified High Income Trust	1,137,948
147,447	Pioneer High Income Trust	1,551,142
372,931	Prudential Global Short Duration High Yield Fund, Inc.	5,567,860
110,357	Stone Harbor Emerging Markets Total Income Fund	1,428,020
525,085	Templeton Emerging Markets Income Fund	5,534,396
1,365,430	Voya Prime Rate Trust	6,895,421
651,423	Wells Fargo Income Opportunities Fund	5,055,042
427,583	Wells Fargo Multi-Sector Income Fund	5,374,718
352,618	Western Asset Emerging Markets Debt Fund, Inc.	5,229,325

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds/High Yield (continued)
330,343	Western Asset Emerging Markets Income Fund, Inc.	$3,485,119
343,292	Western Asset Global High Income Fund, Inc.	3,213,213
619,771	Western Asset High Income Fund II, Inc.	4,276,420
762,525	Western Asset High Income Opportunity Fund, Inc.	3,621,994
209,808	Western Asset High Yield Defined Opportunity Fund, Inc.	3,023,333
434,231	Western Asset Managed High Income Fund, Inc.	1,993,120
150,711	Western Asset Worldwide Income Fund, Inc.	1,603,565

		150,214,410

	Domestic Equity—1.5%
232,252	BlackRock Science & Technology Trust	3,746,225
217,152	Cohen & Steers Global Income Builder, Inc.	1,917,452
217,447	GAMCO Natural Resources Gold & Income Trust	1,604,759
141,237	John Hancock Hedged Equity & Income Fund	2,122,792

		9,391,228

	Option Income—26.9%
1,079,677	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	13,474,369
276,156	BlackRock Energy and Resources Trust	3,915,892
324,405	BlackRock Enhanced Capital and Income Fund, Inc.	4,363,247
1,992,256	BlackRock Enhanced Equity Dividend Trust	15,081,378
726,943	BlackRock Global Opportunities Equity Trust	8,650,622
39,947	BlackRock Health Sciences Trust	1,463,658
1,038,097	BlackRock International Growth and Income Trust	6,155,915
1,180,123	BlackRock Resources & Commodities Strategy Trust	9,086,947
80,142	Columbia Seligman Premium Technology Growth Fund, Inc.	1,363,215
255,096	Eaton Vance Enhanced Equity Income Fund	3,211,659
348,886	Eaton Vance Enhanced Equity Income Fund II	4,483,185
590,733	Eaton Vance Risk-Managed Diversified Equity Income Fund	5,641,500
126,427	Eaton Vance Tax-Managed Buy-Write Income Fund	2,030,418
324,674	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,844,136
1,091,093	Eaton Vance Tax-Managed Diversified Equity Income Fund	11,281,902
673,478	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	7,071,519
2,729,575	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	23,774,598
173,120	First Trust Dynamic Europe Equity Income Fund	2,780,307
210,522	First Trust Enhanced Equity Income Fund	2,715,734
199,286	Guggenheim Enhanced Equity Income Fund	1,482,688
201,539	Madison Covered Call & Equity Strategy Fund	1,501,465
336,526	Nuveen Dow 30sm Dynamic Overwrite Fund	4,748,382
174,288	Nuveen Global Equity Income Fund	1,960,740
646,745	Nuveen S&P 500 Buy-Write Income Fund	8,181,324

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares CEF Income Composite Portfolio (PCEF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
	Option Income (continued)
148,038	Nuveen S&P 500 Dynamic Overwrite Fund	$1,976,307
131,963	Voya Asia Pacific High Dividend Equity Income Fund	1,167,873
170,767	Voya Global Advantage and Premium Opportunity Fund	1,659,855
1,007,666	Voya Global Equity Dividend and Premium Opportunity Fund	7,214,889
229,733	Voya Infrastructure Industrials and Materials Fund	2,811,932
263,676	Voya Natural Resources Equity Income Fund	1,571,509

		165,667,165

	Total Investments (Cost $647,134,298)—100.0%	616,992,760
	Other assets less liabilities—(0.0)%	(65,529)

	Net Assets—100.0%	$616,927,231

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Sovereign	33.3
Banks	16.0
Real Estate	10.9
Diversified Financial Services	5.1
Multi-National	3.9
Computers	3.0
Telecommunications	2.8
Airlines	2.7
Insurance	2.4
Oil & Gas	2.4
Private Equity	2.4
Food	2.4
Investment Companies	1.9
Auto Manufacturers	1.6
Holding Companies-Diversified	1.3
Machinery-Construction & Mining	1.3
Chemicals	1.3
Retail	1.3
Mining	1.2
Money Market Fund Plus Other Assets Less Liabilities	2.8

Schedule of Investments

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—63.9%
		China—34.4%
CNH	7,850,000	Agile Property Holdings Ltd.	6.500%	02/28/17	$1,207,932
CNH	8,000,000	Bank of China Ltd., EMTN	3.600	06/30/17	1,234,930
CNH	10,000,000	Bank of Tokyo-Mitsubishi UFJ China Ltd.	3.050	05/26/17	1,528,461
CNH	10,000,000	Bestgain Real Estate Lyra Ltd., EMTN	4.050	12/16/16	1,542,660
CNH	10,000,000	Bestgain Real Estate Lyra Ltd., EMTN	4.500	12/04/18	1,537,572
CNH	10,000,000	China City Construction International Co. Ltd.	5.350	07/03/17	1,372,144
CNH	6,000,000	China Development Bank Corp.	4.200	01/19/27	922,862
CNH	10,000,000	China Development Bank Corp., EMTN	3.600	11/13/18	1,533,641
CNH	5,500,000	China Electronics Corp. Holdings Co. Ltd.	4.700	01/16/17	842,824
CNH	5,000,000	China Unicom Hong Kong Ltd., EMTN	4.000	04/16/17	769,416
CNH	5,000,000	Fantasia Holdings Group Co. Ltd.	7.875	05/27/16	770,771
CNH	5,000,000	Huarui Investment Holding Co. Ltd.	5.250	11/26/18	771,831
CNH	4,000,000	ICBCIL Finance Co. Ltd.	3.900	06/18/18	615,923
CNH	5,000,000	Jinchuan Group Co. Ltd.	4.750	07/17/17	712,590
CNH	5,000,000	Kunzhi Ltd.	5.875	01/15/17	769,094
CNH	6,000,000	Lenovo Group Ltd.	4.950	06/10/20	931,516
	5,000,000	Rosy Capital Global Ltd.	5.250	07/30/18	771,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM) (continued)

April 30, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		China (continued)
CNH	5,000,000	Tingyi Cayman Islands Holding Corp.	4.375%	08/06/18	$767,244
CNH	5,000,000	Wanhua Chemical International Holding Co. Ltd.	4.500	11/19/17	755,450
CNH	3,000,000	Yanlord Land HK Co. Ltd.	5.375	05/23/16	462,659

					19,820,657

		France—1.1%
CNH	4,000,000	Total Capital SA, EMTN	3.750	09/24/18	613,086

		Germany—1.6%
CNH	1,000,000	Volkswagen International Finance NV, EMTN	2.150	05/23/16	154,077
CNH	5,000,000	Volkswagen International Finance NV, EMTN	3.750	11/30/17	771,060

					925,137

		Hong Kong—9.8%
CNH	7,000,000	Beijing Capital Hong Kong Ltd.	4.700	06/20/17	1,082,290
CNH	10,000,000	Hainan Airlines Hong Kong Co. Ltd.	6.250	05/22/17	1,539,808
CNH	5,000,000	I.T. Ltd.	6.250	05/15/18	715,943
CNH	1,000,000	Industrial & Commercial Bank of China Asia Ltd., EMTN	6.000	11/04/21	155,869
CNH	5,000,000	Southwest Securities International Securities Ltd.	6.450	05/28/18	775,901
CNH	4,000,000	Value Success International Ltd., Series 1, EMTN	4.750	11/04/18	623,478
CNH	5,000,000	Value Success International Ltd., Series 2, EMTN	4.000	11/21/16	771,588

					5,664,877

		Malaysia—1.3%
CNH	5,000,000	Cagamas Global PLC, EMTN	3.700	09/22/17	760,345

		New Zealand—1.1%
CNH	4,000,000	Fonterra Co-operative Group Ltd., Series 14, EMTN	4.000	06/22/20	603,774

		Russia—2.6%
CNH	10,000,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.250	01/30/17	1,516,065

		Singapore—1.4%
CNH	5,000,000	BOC Aviation Pte Ltd., Series 10, EMTN	4.200	11/05/18	773,276

		Supranational—3.9%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/20	1,497,780
CNH	5,000,000	International Finance Corp., GMTN	2.000	06/26/17	759,015

					2,256,795

		United Kingdom—5.4%
CNH	5,000,000	BP Capital Markets PLC, EMTN	3.950	10/08/18	768,196
CNH	15,000,000	Standard Chartered PLC	2.625	05/31/16	2,310,289

					3,078,485

		United States—1.3%
CNH	5,000,000	Caterpillar Financial Services Corp., EMTN	3.550	06/23/18	764,092

		Total Corporate Bonds (Cost $38,970,952)			36,776,589

		Sovereign Debt Obligations—33.3%
		Canada—2.6%
CNH	10,000,000	Province of British Columbia	2.850	11/13/16	1,526,857

		China—25.3%
CNH	5,000,000	China Government Bond	2.870	06/27/16	770,834
CNH	13,500,000	China Government Bond	1.400	08/18/16	2,070,721
CNH	10,000,000	China Government Bond	2.600	11/22/16	1,536,866
CNH	5,000,000	China Government Bond	2.560	06/29/17	765,205
CNH	5,000,000	China Government Bond	3.090	06/29/20	757,778
CNH	6,000,000	China Government Bond	2.480	12/01/20	886,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM) (continued)

April 30, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations (continued)
		China (continued)
CNH	10,000,000	China Government Bond	2.360%	08/18/21	$1,452,176
CNH	6,500,000	China Government Bond	3.100	06/29/22	979,203
CNH	9,000,000	China Government Bond	3.160	06/27/23	1,352,112
CNH	10,000,000	Export-Import Bank of China (The)	3.000	05/14/16	1,541,827
CNH	6,000,000	Export-Import Bank of China (The)	3.350	06/18/17	922,728
CNH	10,000,000	Export-Import Bank of China (The), Series B	3.250	01/21/17	1,540,239

					14,576,455

		France—2.7%
CNH	10,000,000	Caisse d’Amortissement de la Dette Sociale	3.800	02/06/17	1,545,589

		South Korea—2.7%
CNH	10,000,000	Export-Import Bank of Korea, EMTN	3.600	06/10/18	1,532,215

		Total Sovereign Debt Obligations (Cost $20,311,495)			19,181,116

	Number of Shares
		Money Market Fund—1.5%
	843,478	Invesco Premier Portfolio—Institutional Class, 0.39%(b) (Cost $843,478)			843,478

		Total Investments (Cost $60,125,925)—98.7%			56,801,183
		Other assets less liabilities—1.3%			762,565

		Net Assets—100.0%			$57,563,748

Investment Abbreviations:

CNH—Chinese Yuan

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

April 30, 2016

(Unaudited)

Portfolio Composition
Country Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Brazil	3.6
Colombia	3.5
Indonesia	3.5
El Salvador	3.4
Mexico	3.4
Dominican Republic	3.4
Peru	3.4
Sri Lanka	3.3
Kazakhstan	3.3
Russia	3.3
Turkey	3.3
South Africa	3.3
Philippines	3.3
Ukraine	3.3
Morocco	3.3
Uruguay	3.2

Country Breakdown (% of the Fund’s Net Assets) as of April 30, 2016 (continued)
Pakistan	3.2
Panama	3.2
Romania	3.2
Qatar	3.2
Croatia	3.2
Latvia	3.2
Slovenia	3.2
Hungary	3.2
Lithuania	3.2
Serbia	3.2
Poland	3.2
Lebanon	3.1
Venezuela	3.1
South Korea	3.0
Money Market Funds Plus Other Assets Less Liabilities	1.8

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—98.2%
	Brazil—3.6%
$32,092,000	Brazilian Government International Bond	8.250%	01/20/34	$37,146,490
35,493,000	Brazilian Government International Bond	7.125	01/20/37	36,912,720
42,532,000	Brazilian Government International Bond	5.625	01/07/41	37,534,490

				111,593,700

	Colombia—3.5%
29,931,000	Colombia Government International Bond	7.375	09/18/37	36,291,338
34,630,000	Colombia Government International Bond	6.125	01/18/41	37,313,825
36,732,000	Colombia Government International Bond	5.625	02/26/44	37,650,300

				111,255,463

	Croatia—3.2%
30,597,000	Croatia Government International Bond(a)	6.625	07/14/20	33,619,065
30,043,000	Croatia Government International Bond(a)	6.375	03/24/21	32,959,124
30,990,000	Croatia Government International Bond(a)	6.000	01/26/24	33,974,926

				100,553,115

	Dominican Republic—3.4%
32,413,000	Dominican Republic International Bond(a)	6.600	01/28/24	34,843,975
32,980,000	Dominican Republic International Bond(a)	7.450	04/30/44	35,123,700
35,671,000	Dominican Republic International Bond(a)	6.850	01/27/45	35,849,355

				105,817,030

	El Salvador—3.4%
35,477,000	El Salvador Government International Bond(a)	8.250	04/10/32	35,033,538
39,820,000	El Salvador Government International Bond(a)	7.650	06/15/35	35,937,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	El Salvador (continued)
$41,574,000	El Salvador Government International Bond(a)	7.625%	02/01/41	$36,792,990

				107,764,078

	Hungary—3.2%
29,128,000	Hungary Government International Bond	5.750	11/22/23	33,021,685
29,783,000	Hungary Government International Bond	5.375	03/25/24	33,159,648
23,675,000	Hungary Government International Bond	7.625	03/29/41	33,524,960

				99,706,293

	Indonesia—3.5%
25,752,000	Indonesia Government International Bond(a)	8.500	10/12/35	35,917,654
30,836,000	Indonesia Government International Bond(a)	6.625	02/17/37	36,656,665
27,701,000	Indonesia Government International Bond(a)	7.750	01/17/38	36,394,488

				108,968,807

	Kazakhstan—3.3%
32,700,000	Kazakhstan Government International Bond, EMTN(a)	5.125	07/21/25	34,686,525
37,600,000	Kazakhstan Government International Bond(a)	4.875	10/14/44	34,240,440
32,900,000	Kazakhstan Government International Bond, EMTN(a)	6.500	07/21/45	36,042,838

				104,969,803

	Latvia—3.2%
97,999,000	Latvia Government International Bond(a)	2.750	01/12/20	100,142,728

	Lebanon—3.1%
28,990,000	Lebanon Government International Bond, EMTN(a)	8.250	04/12/21	31,819,424
32,793,000	Lebanon Government International Bond(a)	6.750	11/29/27	32,865,144
33,563,000	Lebanon Government International Bond(a)	6.650	02/26/30	32,948,294

				97,632,862

	Lithuania—3.2%
28,166,000	Lithuania Government International Bond(a)	7.375	02/11/20	33,392,906
28,297,000	Lithuania Government International Bond(a)	6.125	03/09/21	32,889,603
27,491,000	Lithuania Government International Bond(a)	6.625	02/01/22	33,246,928

				99,529,437

	Mexico—3.4%
29,684,000	Mexico Government International Bond, GMTN	6.050	01/11/40	35,286,855
31,496,000	Mexico Government International Bond, GMTN	5.550	01/21/45	35,551,110
36,356,000	Mexico Government International Bond	4.600	01/23/46	36,074,241

				106,912,206

	Morocco—3.3%
47,893,000	Morocco Government International Bond(a)	4.250	12/11/22	49,688,988
50,050,000	Morocco Government International Bond(a)	5.500	12/11/42	53,067,014

				102,756,002

	Pakistan—3.2%
31,468,000	Pakistan Government International Bond(a)	7.250	04/15/19	33,153,929
32,119,000	Pakistan Government International Bond(a)	6.750	12/03/19	33,552,632
32,472,000	Pakistan Government International Bond(a)	8.250	04/15/24	34,359,825

				101,066,386

	Panama—3.2%
26,064,000	Panama Government International Bond	7.125	01/29/26	33,818,040
22,914,000	Panama Government International Bond	8.875	09/30/27	33,053,445
26,542,000	Panama Government International Bond	6.700	01/26/36	34,106,470

				100,977,955

	Peru—3.4%
26,042,000	Peruvian Government International Bond	7.350	07/21/25	34,922,322
22,970,000	Peruvian Government International Bond	8.750	11/21/33	34,914,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Peru (continued)
$30,794,000	Peruvian Government International Bond	5.625%	11/18/50	$35,721,040

				105,557,762

	Philippines—3.3%
20,349,000	Philippine Government International Bond	9.500	02/02/30	34,848,110
22,606,000	Philippine Government International Bond	7.750	01/14/31	34,949,305
23,902,000	Philippine Government International Bond	6.375	10/23/34	34,119,460

				103,916,875

	Poland—3.2%
29,463,000	Poland Government International Bond	5.125	04/21/21	33,042,754
29,326,000	Poland Government International Bond	5.000	03/23/22	32,863,449
30,914,000	Poland Government International Bond	4.000	01/22/24	33,093,437

				98,999,640

	Qatar—3.2%
20,540,000	Qatar Government International Bond(a)	9.750	06/15/30	33,685,600
24,965,000	Qatar Government International Bond(a)	6.400	01/20/40	33,433,128
26,827,000	Qatar Government International Bond(a)	5.750	01/20/42	33,439,856

				100,558,584

	Romania—3.2%
28,151,000	Romanian Government International Bond, EMTN(a)	6.750	02/07/22	33,393,110
31,286,000	Romanian Government International Bond, EMTN(a)	4.375	08/22/23	33,312,551
27,660,000	Romanian Government International Bond, EMTN(a)	6.125	01/22/44	34,023,515

				100,729,176

	Russia—3.3%
31,600,000	Russian Foreign Bond—Eurobond(a)	4.875	09/16/23	33,700,136
33,600,000	Russian Foreign Bond—Eurobond(a)	5.625	04/04/42	35,465,942
32,600,000	Russian Foreign Bond—Eurobond(a)	5.875	09/16/43	35,280,698

				104,446,776

	Serbia—3.2%
49,006,000	Serbia International Bond(a)	4.875	02/25/20	50,258,838
43,241,000	Serbia International Bond(a)	7.250	09/28/21	49,084,978

				99,343,816

	Slovenia—3.2%
29,176,000	Slovenia Government International Bond(a)	5.500	10/26/22	33,008,268
28,586,000	Slovenia Government International Bond(a)	5.850	05/10/23	33,063,282
30,260,000	Slovenia Government International Bond(a)	5.250	02/18/24	34,053,847

				100,125,397

	South Africa—3.3%
31,260,000	South Africa Government International Bond(b)	5.875	09/16/25	33,840,919
31,682,000	South Africa Government International Bond(b)	6.250	03/08/41	34,850,200
35,730,000	South Africa Government International Bond(b)	5.375	07/24/44	35,368,234

				104,059,353

	South Korea—3.0%
28,002,000	Korea International Bond	7.125	04/16/19	32,493,521
29,447,000	Korea International Bond	3.875	09/11/23	33,005,670
24,354,000	Korea International Bond	4.125	06/10/44	29,616,899

				95,116,090

	Sri Lanka—3.3%
33,309,000	Sri Lanka Government International Bond(a)	6.250	10/04/20	34,025,643
35,679,000	Sri Lanka Government International Bond(a)	6.250	07/27/21	35,944,916
36,153,000	Sri Lanka Government International Bond(a)	5.875	07/25/22	35,004,491

				104,975,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Turkey—3.3%
$26,526,000	Turkey Government International Bond	8.000%	02/14/34	$35,101,750
29,066,000	Turkey Government International Bond	6.875	03/17/36	34,708,437
27,670,000	Turkey Government International Bond	7.250	03/05/38	34,504,490

				104,314,677

	Ukraine—3.3%
35,555,000	Ukraine Government International Bond(a)	7.750	09/01/19	34,488,350
35,891,000	Ukraine Government International Bond(a)	7.750	09/01/20	34,545,985
36,022,000	Ukraine Government International Bond(a)	7.750	09/01/21	34,724,307

				103,758,642

	Uruguay—3.2%
25,993,000	Uruguay Government International Bond	8.000	11/18/22	32,816,163
26,202,000	Uruguay Government International Bond	7.875	01/15/33	34,422,877
26,417,000	Uruguay Government International Bond	7.625	03/21/36	34,441,164

				101,680,204

	Venezuela—3.1%
82,725,000	Venezuela Government International Bond(a)	7.750	10/13/19	33,607,031
89,545,000	Venezuela Government International Bond(a)(b)	6.000	12/09/20	33,131,650
79,100,000	Venezuela Government International Bond(a)	9.000	05/07/23	30,552,375

				97,291,056

	Total Sovereign Debt Obligations (Cost $3,104,381,661)			3,084,518,963

Number of Shares
	Money Market Fund—0.4%
14,305,844	Invesco Premier Portfolio—Institutional Class, 0.39%(c) (Cost $14,305,844)			14,305,844

	Total Investments (excluding investment purchased with cash collateral from securities on loan) (Cost $3,118,687,505)—98.6%			3,098,824,807

	Investment Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.9%
58,528,680	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(c)(d) (Cost $58,528,680)			58,528,680

	Total Investments (Cost $3,177,216,185)—100.5%			3,157,353,487
	Other assets less liabilities—(0.5)%			(15,699,025)

	Net Assets—100.0%			$3,141,654,462

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $1,840,428,745, which represented 58.58% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at April 30, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2016

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Oil & Gas	14.0
Healthcare-Services	6.5
Retail	6.4
Media	5.1
Telecommunications	5.1
Electric	3.4
Chemicals	3.4
Pipelines	3.3
Commercial Services	3.3
Diversified Financial Services	3.2
REITs	3.0
Mining	2.7
Auto Parts & Equipment	2.5
Food	2.2
Home Builders	2.2
Entertainment	2.1
Packaging & Containers	2.0
Iron/Steel	1.8
Building Materials	1.7
Auto Manufacturers	1.7
Computers	1.7
Insurance	1.5
Semiconductors	1.4
Lodging	1.4
Internet	1.4
Banks	1.4

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016 (continued)
Electronics	1.3
Apparel	0.8
Aerospace/Defense	0.8
Electrical Components & Equipment	0.8
Airlines	0.8
Engineering & Construction	0.7
Cosmetics/Personal Care	0.7
Miscellaneous Manufacturing	0.7
Advertising	0.6
Distribution/Wholesale	0.6
Machinery-Diversified	0.6
Leisure Time	0.6
Food Service	0.5
Household Products/Wares	0.5
Beverages	0.5
Holding Companies-Diversified	0.5
Oil & Gas Services	0.5
Office/Business Equipment	0.4
Machinery-Construction & Mining	0.4
Environmental Control	0.3
Home Furnishings	0.3
Housewares	0.3
Healthcare-Products	0.3
Software	0.2
Real Estate	0.2
Money Market Fund Plus Other Assets Less Liabilities	1.7

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.3%
	Advertising—0.6%
$2,180,000	Lamar Media Corp.	5.875%	02/01/22	$2,294,450
2,558,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/25	2,682,703

				4,977,153

	Aerospace/Defense—0.8%
1,500,000	Aerojet Rocketdyne Holdings, Inc.	7.125	03/15/21	1,582,776
2,053,000	Orbital ATK, Inc.(a)	5.500	10/01/23	2,165,915
2,800,000	Triumph Group, Inc.	4.875	04/01/21	2,674,000

				6,422,691

	Airlines—0.8%
5,918,000	American Airlines Group, Inc.	6.125	06/01/18	6,163,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Apparel—0.8%
$2,705,000	Hanesbrands, Inc.	6.375%	12/15/20	$2,803,057
1,844,000	William Carter Co. (The)	5.250	08/15/21	1,930,668
1,685,000	Wolverine World Wide, Inc.	6.125	10/15/20	1,754,506

				6,488,231

	Auto Manufacturers—1.7%
6,586,000	General Motors Co.	3.500	10/02/18	6,799,755
6,461,000	General Motors Co.	4.875	10/02/23	6,927,355

				13,727,110

	Auto Parts & Equipment—2.5%
2,299,000	American Axle & Manufacturing, Inc.	6.625	10/15/22	2,442,687
3,100,000	Dana Holding Corp.	5.375	09/15/21	3,181,375
4,999,000	Goodyear Tire & Rubber Co. (The)	5.125	11/15/23	5,186,463
4,200,000	Lear Corp.	5.250	01/15/25	4,483,500
3,389,000	Tenneco, Inc.	6.875	12/15/20	3,520,449
1,700,000	Titan International, Inc.	6.875	10/01/20	1,479,000

				20,293,474

	Banks—1.4%
2,250,000	CIT Group, Inc.	4.250	08/15/17	2,287,969
2,200,000	CIT Group, Inc.	5.000	08/15/22	2,310,000
3,077,000	Discover Bank	7.000	04/15/20	3,490,653
2,800,000	First Horizon National Corp.	3.500	12/15/20	2,813,401

				10,902,023

	Beverages—0.5%
1,900,000	Constellation Brands, Inc.	7.250	05/15/17	2,006,875
1,900,000	Constellation Brands, Inc.	4.250	05/01/23	1,995,000

				4,001,875

	Building Materials—1.7%
1,500,000	Griffon Corp.	5.250	03/01/22	1,513,125
2,700,000	Martin Marietta Materials, Inc.	4.250	07/02/24	2,823,611
1,500,000	Masco Corp.	7.125	03/15/20	1,740,000
1,700,000	Masco Corp.	4.450	04/01/25	1,782,892
3,170,000	Owens Corning	4.200	12/15/22	3,265,845
2,400,000	Vulcan Materials Co.	7.500	06/15/21	2,904,000

				14,029,473

	Chemicals—3.4%
1,600,000	A Schulman, Inc.(a)	6.875	06/01/23	1,612,000
3,350,000	Ashland, Inc.	3.875	04/15/18	3,454,687
1,300,000	Axiall Corp.	4.875	05/15/23	1,290,250
2,100,000	Blue Cube Spinco, Inc.(a)	9.750	10/15/23	2,407,125
3,600,000	Celanese US Holdings LLC	4.625	11/15/22	3,724,200
5,000,000	Chemours Co. (The)(a)	6.625	05/15/23	4,400,000
2,310,000	Chemtura Corp.	5.750	07/15/21	2,310,000
1,300,000	Eagle Spinco, Inc.	4.625	02/15/21	1,298,375
2,150,000	Huntsman International LLC	4.875	11/15/20	2,176,875
2,100,000	Huntsman International LLC	5.125	11/15/22	2,121,000
2,221,000	PolyOne Corp.	5.250	03/15/23	2,237,658

				27,032,170

	Commercial Services—3.3%
1,800,000	ADT Corp. (The)	2.250	07/15/17	1,824,750
2,100,000	ADT Corp. (The)	3.500	07/15/22	1,937,250
5,200,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/23	4,989,660
6,006,000	Hertz Corp. (The)	6.750	04/15/19	6,126,450
3,420,000	R.R. Donnelley & Sons Co.	7.875	03/15/21	3,556,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Commercial Services (continued)
$1,060,000	R.R. Donnelley & Sons Co.	6.000%	04/01/24	$959,300
2,712,000	Service Corp. International	5.375	05/15/24	2,901,840
3,816,000	United Rentals North America, Inc.	7.625	04/15/22	4,092,660

				26,388,710

	Computers—1.7%
2,150,000	IHS, Inc.	5.000	11/01/22	2,257,500
2,925,000	Leidos Holdings, Inc.	4.450	12/01/20	2,895,750
3,300,000	NCR Corp.	6.375	12/15/23	3,448,500
5,000,000	Western Digital Corp.(a)	10.500	04/01/24	4,875,000

				13,476,750

	Cosmetics/Personal Care—0.7%
2,700,000	Avon Products, Inc.	6.500	03/01/19	2,430,000
2,800,000	Avon Products, Inc.	6.750	03/15/23	2,058,000
1,000,000	Edgewell Personal Care Co.	4.700	05/24/22	1,050,000

				5,538,000

	Distribution/Wholesale—0.6%
1,850,000	H&E Equipment Services, Inc.	7.000	09/01/22	1,877,750
3,030,000	LKQ Corp.	4.750	05/15/23	3,060,300

				4,938,050

	Diversified Financial Services—3.2%
2,100,000	Aircastle Ltd.	5.125	03/15/21	2,228,625
7,825,000	Ally Financial, Inc.	8.000	03/15/20	8,891,156
1,700,000	CoreLogic, Inc.	7.250	06/01/21	1,768,002
3,500,000	Discover Financial Services	3.750	03/04/25	3,475,654
1,700,000	Enova International, Inc.	9.750	06/01/21	1,283,500
3,700,000	Navient Corp., MTN	8.000	03/25/20	3,894,250
4,200,000	Navient Corp., GMTN	5.500	01/25/23	3,795,750

				25,336,937

	Electric—3.4%
2,900,000	AES Corp.	7.375	07/01/21	3,342,250
4,800,000	Calpine Corp.	5.750	01/15/25	4,866,000
1,200,000	Dynegy, Inc.	6.750	11/01/19	1,216,200
1,495,000	Dynegy, Inc.	5.875	06/01/23	1,360,450
4,025,000	FirstEnergy Corp., Series A	2.750	03/15/18	4,069,492
3,750,000	FirstEnergy Corp., Series B	4.250	03/15/23	3,928,958
3,092,000	IPALCO Enterprises, Inc.	5.000	05/01/18	3,258,195
2,500,000	NRG Energy, Inc.	7.625	01/15/18	2,687,500
2,800,000	NRG Energy, Inc.	6.250	07/15/22	2,758,896

				27,487,941

	Electrical Components & Equipment—0.8%
1,470,000	Anixter, Inc.	5.625	05/01/19	1,563,712
1,500,000	Anixter, Inc.	5.125	10/01/21	1,522,500
3,200,000	WESCO Distribution, Inc.	5.375	12/15/21	3,264,000

				6,350,212

	Electronics—1.3%
6,010,000	Flextronics International Ltd.	5.000	02/15/23	6,205,325
1,800,000	Jabil Circuit, Inc.	8.250	03/15/18	1,964,250
2,200,000	Jabil Circuit, Inc.	4.700	09/15/22	2,246,332

				10,415,907

	Engineering & Construction—0.7%
3,250,000	AECOM	5.875	10/15/24	3,428,750
2,800,000	MasTec, Inc.	4.875	03/15/23	2,590,000

				6,018,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Entertainment—2.1%
$2,100,000	AMC Entertainment, Inc.	5.750%	06/15/25	$2,163,000
2,865,000	Cinemark USA, Inc.	4.875	06/01/23	2,858,153
1,150,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/20	1,219,000
1,200,000	GLP Capital LP/GLP Financing II, Inc.	5.375	11/01/23	1,255,500
4,000,000	International Game Technology	7.500	06/15/19	4,425,000
1,525,000	National CineMedia LLC	6.000	04/15/22	1,605,062
3,180,000	Regal Entertainment Group	5.750	03/15/22	3,327,075

				16,852,790

	Environmental Control—0.3%
1,265,000	Covanta Holding Corp.	7.250	12/01/20	1,315,600
1,400,000	Covanta Holding Corp.	5.875	03/01/24	1,393,000

				2,708,600

	Food—2.2%
1,700,000	B&G Foods, Inc.	4.625	06/01/21	1,736,125
2,255,000	Darling Ingredients, Inc.	5.375	01/15/22	2,362,112
2,300,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.(a)	5.875	01/15/24	2,443,750
1,850,000	Post Holdings, Inc.	7.375	02/15/22	1,956,375
5,100,000	SUPERVALU, Inc.	6.750	06/01/21	4,513,500
2,300,000	TreeHouse Foods, Inc.	4.875	03/15/22	2,389,125
2,028,000	WhiteWave Foods Co. (The)	5.375	10/01/22	2,178,924

				17,579,911

	Food Service—0.5%
3,900,000	Aramark Services, Inc.	5.125	01/15/24	4,143,750

	Healthcare-Products—0.3%
2,270,000	Alere, Inc.	7.250	07/01/18	2,322,494

	Healthcare-Services—6.5%
1,200,000	Acadia Healthcare Co., Inc.	5.625	02/15/23	1,233,000
2,200,000	Amsurg Corp.	5.625	07/15/22	2,266,000
1,708,000	Centene Corp.	5.750	06/01/17	1,765,645
1,700,000	Centene Corp.(a)	6.125	02/15/24	1,797,750
5,500,000	CHS/Community Health Systems, Inc.	6.875	02/01/22	5,005,000
4,900,000	DaVita Healthcare Partners, Inc.	5.125	07/15/24	4,996,016
5,484,000	HCA, Inc.	6.500	02/15/20	6,087,240
5,000,000	HCA, Inc.	5.375	02/01/25	5,118,750
1,800,000	Health Net, Inc.	6.375	06/01/17	1,869,750
2,200,000	HealthSouth Corp.	5.750	11/01/24	2,282,500
1,200,000	Kindred Healthcare, Inc.	8.000	01/15/20	1,201,200
1,300,000	Kindred Healthcare, Inc.	6.375	04/15/22	1,194,375
2,700,000	LifePoint Health, Inc.	5.500	12/01/21	2,814,750
2,800,000	Molina Healthcare, Inc.(a)	5.375	11/15/22	2,905,000
4,500,000	Tenet Healthcare Corp.	6.000	10/01/20	4,792,500
3,581,000	Universal Health Services, Inc.	7.125	06/30/16	3,614,160
3,200,000	WellCare Health Plans, Inc.	5.750	11/15/20	3,344,000

				52,287,636

	Holding Companies-Diversified—0.5%
4,000,000	Leucadia National Corp.	5.500	10/18/23	3,958,108

	Home Builders—2.2%
1,645,000	CalAtlantic Group, Inc.	8.375	05/15/18	1,834,175
1,300,000	Centex LLC	6.500	05/01/16	1,300,000
1,500,000	D.R. Horton, Inc.	3.750	03/01/19	1,537,500
1,570,000	D.R. Horton, Inc.	4.375	09/15/22	1,605,325
800,000	KB Home	4.750	05/15/19	808,000
800,000	KB Home	7.000	12/15/21	820,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Home Builders (continued)
$1,400,000	Lennar Corp.	4.500%	11/15/19	$1,460,375
1,500,000	Lennar Corp.	4.750	05/30/25	1,511,250
1,800,000	PulteGroup, Inc.	5.500	03/01/26	1,867,500
960,000	Toll Brothers Finance Corp.	8.910	10/15/17	1,060,800
1,055,000	Toll Brothers Finance Corp.	5.875	02/15/22	1,144,675
600,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/19	604,500
600,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/24	606,000
1,100,000	William Lyon Homes, Inc.	8.500	11/15/20	1,146,750

				17,306,850

	Home Furnishings—0.3%
995,000	Tempur Sealy International, Inc.	6.875	12/15/20	1,053,456
1,500,000	Tempur Sealy International, Inc.	5.625	10/15/23	1,560,000

				2,613,456

	Household Products/Wares—0.5%
3,800,000	Spectrum Brands, Inc.	5.750	07/15/25	4,049,470

	Housewares—0.3%
2,300,000	Scotts Miracle-GRO Co. (The)(a)	6.000	10/15/23	2,443,750

	Insurance—1.5%
3,600,000	CNO Financial Group, Inc.	5.250	05/30/25	3,723,768
3,594,000	Genworth Holdings, Inc., GMTN	6.515	05/22/18	3,499,658
4,143,000	Genworth Holdings, Inc.	7.625	09/24/21	3,500,835
1,500,000	Radian Group, Inc.	5.250	06/15/20	1,515,000

				12,239,261

	Internet—1.4%
1,470,000	Expedia, Inc.	5.950	08/15/20	1,627,125
1,500,000	Expedia, Inc.	4.500	08/15/24	1,522,424
2,355,000	Match Group, Inc.(a)	6.750	12/15/22	2,413,875
1,300,000	NetFlix, Inc.	5.375	02/01/21	1,381,250
1,300,000	NetFlix, Inc.	5.875	02/15/25	1,368,900
2,550,000	VeriSign, Inc.	4.625	05/01/23	2,632,875

				10,946,449

	Iron/Steel—1.8%
1,700,000	Allegheny Technologies, Inc.	5.950	01/15/21	1,411,000
1,750,000	Allegheny Technologies, Inc.	7.875	08/15/23	1,443,750
2,855,000	Commercial Metals Co.	7.350	08/15/18	3,040,575
3,550,000	Steel Dynamics, Inc.	5.125	10/01/21	3,647,625
5,392,000	United States Steel Corp.	7.375	04/01/20	5,108,920

				14,651,870

	Leisure Time—0.6%
2,200,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	2,213,627
2,100,000	Royal Caribbean Cruises Ltd.	5.250	11/15/22	2,260,125

				4,473,752

	Lodging—1.4%
2,000,000	Boyd Gaming Corp.(a)	6.375	04/01/26	2,055,000
2,269,000	Choice Hotels International, Inc.	5.750	07/01/22	2,450,520
1,100,000	FelCor Lodging LP	6.000	06/01/25	1,141,250
2,400,000	MGM Resorts International	8.625	02/01/19	2,742,000
2,400,000	MGM Resorts International	6.625	12/15/21	2,568,000

				10,956,770

	Machinery-Construction & Mining—0.4%
2,875,000	Terex Corp.	6.000	05/15/21	2,860,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Machinery-Diversified—0.6%
$2,650,000	SPX FLOW, Inc.	6.875%	09/01/17	$2,752,688
1,700,000	Zebra Technologies Corp.	7.250	10/15/22	1,848,920

				4,601,608

	Media—5.1%
2,135,000	AMC Networks, Inc.	7.750	07/15/21	2,239,081
2,400,000	AMC Networks, Inc.	5.000	04/01/24	2,409,000
2,100,000	Cablevision Systems Corp.	8.625	09/15/17	2,233,875
2,700,000	CCO Holdings LLC / CCO Holdings Capital Corp.(a)	5.125	05/01/23	2,760,750
2,700,000	CCO Safari II LLC(a)	3.579	07/23/20	2,804,919
4,500,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/22	4,545,000
2,100,000	CSC Holdings LLC	6.750	11/15/21	2,172,188
5,671,000	DISH DBS Corp.	6.750	06/01/21	5,856,498
1,100,000	LIN Television Corp.	5.875	11/15/22	1,127,500
1,950,000	McClatchy Co. (The)	9.000	12/15/22	1,881,750
4,050,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/20	4,176,563
2,050,000	Sinclair Television Group, Inc.	6.125	10/01/22	2,198,625
3,600,000	TEGNA, Inc.	6.375	10/15/23	3,901,500
2,910,000	Tribune Media Co.(a)	5.875	07/15/22	2,902,725

				41,209,974

	Mining—2.7%
3,050,000	Alcoa, Inc.	5.550	02/01/17	3,142,201
3,000,000	Alcoa, Inc.	5.400	04/15/21	3,056,250
2,900,000	Alcoa, Inc.	5.125	10/01/24	2,838,375
5,800,000	Freeport-McMoRan, Inc.	2.375	03/15/18	5,597,000
7,300,000	Freeport-McMoRan, Inc.	3.550	03/01/22	6,132,000
1,300,000	Hecla Mining Co.	6.875	05/01/21	1,215,500

				21,981,326

	Miscellaneous Manufacturing—0.7%
2,850,000	Harsco Corp.	5.750	05/15/18	2,597,063
3,146,000	Trinity Industries, Inc.	4.550	10/01/24	2,930,587

				5,527,650

	Office/Business Equipment—0.4%
3,300,000	CDW LLC/CDW Finance Corp.	6.000	08/15/22	3,545,454

	Oil & Gas—14.0%
3,500,000	Anadarko Petroleum Corp.	8.700	03/15/19	3,989,912
2,700,000	Antero Resources Corp.	5.625	06/01/23	2,632,500
1,700,000	Carrizo Oil & Gas, Inc.	6.250	04/15/23	1,640,500
3,400,000	Concho Resources, Inc.	5.500	04/01/23	3,442,500
4,800,000	Continental Resources, Inc.	3.800	06/01/24	4,116,000
3,820,000	DeVon Energy Corp.	2.250	12/15/18	3,670,577
4,275,000	DeVon Energy Corp.	3.250	05/15/22	3,876,087
5,238,000	Diamond Offshore Drilling, Inc.	5.875	05/01/19	5,275,242
1,000,000	Diamondback Energy, Inc.	7.625	10/01/21	1,071,250
3,100,000	Energen Corp.	4.625	09/01/21	2,886,875
7,150,000	Hess Corp.	8.125	02/15/19	8,042,542
3,625,000	Kerr-McGee Corp.	6.950	07/01/24	4,019,077
1,975,000	Laredo Petroleum, Inc.	5.625	01/15/22	1,826,875
3,800,000	Marathon Oil Corp.	5.900	03/15/18	3,984,916
4,620,000	Marathon Oil Corp.	2.800	11/01/22	4,113,154
700,000	Matador Resources Co.	6.875	04/15/23	707,000
7,100,000	Murphy Oil Corp.	3.700	12/01/22	6,252,530
4,000,000	Murphy Oil USA, Inc.	6.000	08/15/23	4,202,480
2,080,000	Nabors Industries, Inc.	5.000	09/15/20	1,969,419
3,500,000	Newfield Exploration Co.	5.625	07/01/24	3,578,750
4,100,000	PBF Holding Co. LLC/PBF Finance Corp.(a)	7.000	11/15/23	4,002,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$1,300,000	PDC Energy, Inc.	7.750%	10/15/22	$1,352,000
1,625,000	QEP Resources, Inc.	6.875	03/01/21	1,616,875
1,700,000	QEP Resources, Inc.	5.250	05/01/23	1,606,500
3,175,000	Range Resources Corp.	5.000	03/15/23	2,944,812
1,300,000	Rice Energy, Inc.	6.250	05/01/22	1,293,500
1,200,000	Rowan Cos., Inc.	7.875	08/01/19	1,220,136
1,500,000	Rowan Cos., Inc.	4.875	06/01/22	1,222,006
1,100,000	RSP Permian, Inc.	6.625	10/01/22	1,141,250
200,000	Sanchez Energy Corp.	6.125	01/15/23	150,500
3,550,000	SM Energy Co.	6.125	11/15/22	3,230,500
2,800,000	Southwestern Energy Co.	4.050	01/23/20	2,534,000
2,900,000	Southwestern Energy Co.	4.950	01/23/25	2,537,500
2,908,000	Tesoro Corp.	4.250	10/01/17	2,995,240
2,623,000	Tesoro Corp.	5.375	10/01/22	2,639,394
4,550,000	Unit Corp.	6.625	05/15/21	3,105,375
4,273,000	Western Refining, Inc.	6.250	04/01/21	3,973,890
3,600,000	WPX Energy, Inc.	6.000	01/15/22	3,258,000

				112,122,289

	Oil & Gas Services—0.5%
2,678,000	Bristow Group, Inc.	6.250	10/15/22	2,209,350
1,892,000	Forum Energy Technologies, Inc.	6.250	10/01/21	1,731,180

				3,940,530

	Packaging & Containers—2.0%
1,800,000	Ball Corp.	4.375	12/15/20	1,875,375
1,922,000	Ball Corp.	4.000	11/15/23	1,909,507
3,100,000	Berry Plastics Corp.	5.125	07/15/23	3,138,750
4,200,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/23	4,305,000
2,800,000	Graphic Packaging International, Inc.	4.750	04/15/21	2,936,500
2,250,000	Silgan Holdings, Inc.	5.000	04/01/20	2,314,688

				16,479,820

	Pipelines—3.3%
3,200,000	Enable Midstream Partners LP	2.400	05/15/19	2,904,522
3,665,000	Enable Midstream Partners LP	3.900	05/15/24	3,097,291
6,056,000	ONEOK, Inc.	4.250	02/01/22	5,359,560
2,200,000	Rose Rock Midstream LP/Rose Rock Finance Corp.	5.625	07/15/22	1,815,000
1,000,000	Sabine Pass Liquefaction LLC	5.625	02/01/21	998,750
1,000,000	Sabine Pass Liquefaction LLC	5.750	05/15/24	972,500
3,800,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.250	11/15/23	3,522,144
8,946,000	Williams Cos., Inc. (The)	4.550	06/24/24	7,755,019

				26,424,786

	Real Estate—0.2%
1,380,000	Kennedy-Wilson, Inc.	5.875	04/01/24	1,354,125

	REITs—3.0%
2,100,000	Crown Castle International Corp.	3.400	02/15/21	2,177,526
1,803,000	Crown Castle International Corp.	5.250	01/15/23	2,008,091
1,700,000	DuPont Fabros Technology LP	5.875	09/15/21	1,793,500
2,801,000	Equinix, Inc.	5.375	04/01/23	2,941,050
4,500,000	Iron Mountain, Inc.	5.750	08/15/24	4,646,250
1,600,000	iStar, Inc.	4.000	11/01/17	1,584,000
1,700,000	MPT Operating Partnership LP/MPT Finance Corp.	6.875	05/01/21	1,762,687
2,100,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/23	2,168,250
1,650,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/21	1,670,625
1,500,000	Vereit Operating Partnership LP	2.000	02/06/17	1,505,250
1,500,000	Vereit Operating Partnership LP	4.600	02/06/24	1,508,070

				23,765,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail—6.4%
$2,268,000	Asbury Automotive Group, Inc.	6.000%	12/15/24	$2,353,050
1,850,000	Best Buy Co., Inc.	5.000	08/01/18	1,957,466
6,804,000	Best Buy Co., Inc.	5.500	03/15/21	7,280,280
3,400,000	CST Brands, Inc.	5.000	05/01/23	3,453,074
3,655,000	Dollar Tree, Inc.(a)	5.750	03/01/23	3,921,084
2,600,000	Group 1 Automotive, Inc.	5.000	06/01/22	2,587,000
3,250,000	L Brands, Inc.	6.900	07/15/17	3,461,250
3,187,000	L Brands, Inc.	5.625	02/15/22	3,521,635
3,660,000	Penske Automotive Group, Inc.	5.750	10/01/22	3,797,250
3,200,000	PVH Corp.	4.500	12/15/22	3,324,000
2,340,000	QVC, Inc.	3.125	04/01/19	2,372,236
2,235,000	QVC, Inc.	4.375	03/15/23	2,234,924
2,500,000	Sally Holdings LLC/Sally Capital, Inc.	5.750	06/01/22	2,631,250
1,700,000	Vista Outdoor, Inc.(a)	5.875	10/01/23	1,793,500
6,500,000	Yum! Brands, Inc.	3.750	11/01/21	6,350,500

				51,038,499

	Semiconductors—1.4%
2,720,000	Amkor Technology, Inc.	6.625	06/01/21	2,652,000
7,225,000	Micron Technology, Inc.	5.500	02/01/25	5,888,375
2,500,000	Qorvo, Inc.(a)	7.000	12/01/25	2,575,000

				11,115,375

	Software—0.2%
1,351,000	SS&C Technologies Holdings, Inc.(a)	5.875	07/15/23	1,408,417

	Telecommunications—5.1%
4,600,000	CenturyLink, Inc., Series S	6.450	06/15/21	4,715,000
1,900,000	Cincinnati Bell, Inc.	8.375	10/15/20	1,957,000
1,200,000	CyrusOne LP/CyrusOne Finance Corp.	6.375	11/15/22	1,272,744
4,665,000	Embarq Corp.	7.082	06/01/16	4,698,252
2,651,000	Frontier Communications Corp.	8.500	04/15/20	2,813,374
2,800,000	Frontier Communications Corp.(a)	11.000	09/15/25	2,838,500
1,316,000	Hughes Satellite Systems Corp.	6.500	06/15/19	1,454,180
1,300,000	Hughes Satellite Systems Corp.	7.625	06/15/21	1,451,125
4,300,000	Level 3 Financing, Inc.	5.375	08/15/22	4,412,875
2,400,000	SBA Telecommunications, Inc.	5.750	07/15/20	2,484,000
3,220,000	T-Mobile USA, Inc.	6.250	04/01/21	3,368,925
3,300,000	T-Mobile USA, Inc.	6.500	01/15/26	3,510,375
1,575,000	ViaSat, Inc.	6.875	06/15/20	1,628,156
2,888,000	Windstream Services LLC	7.750	10/15/20	2,626,607
2,200,000	Windstream Services LLC	6.375	08/01/23	1,688,500

				40,919,613

	Total Corporate Bonds (Cost $776,849,006)			787,818,769

Number of Shares
	Money Market Fund—0.9%
6,822,241	Invesco Premier Portfolio—Institutional Class, 0.39%(b) (Cost $6,822,241)			6,822,241

	Total Investments (Cost $783,671,247)—99.2%			794,641,010
	Other assets less liabilities—0.8%			6,543,755

	Net Assets—100.0%			$801,184,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2016

(Unaudited)

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $54,526,685, which represented 6.81% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2016

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Banks	10.6
Retail	6.8
Oil & Gas	5.9
Insurance	5.8
Pharmaceuticals	5.7
Electric	5.0
REITs	3.5
Diversified Financial Services	3.3
Media	3.3
Chemicals	3.1
Food	3.0
Computers	2.8
Aerospace/Defense	2.7
Telecommunications	2.7
Miscellaneous Manufacturing	2.6
Healthcare-Products	2.2
Semiconductors	2.2
Software	2.1
Healthcare-Services	2.1
Agriculture	2.0
Internet	1.7
Beverages	1.6
Transportation	1.6
Pipelines	1.5
Oil & Gas Services	1.4
Commercial Services	1.0
Machinery-Diversified	1.0
Biotechnology	0.9

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016 (continued)
Cosmetics/Personal Care	0.9
Auto Manufacturers	0.8
Electronics	0.6
Forest Products & Paper	0.5
Machinery-Construction & Mining	0.5
Environmental Control	0.5
Household Products/Wares	0.5
Housewares	0.5
Office/Business Equipment	0.5
Auto Parts & Equipment	0.5
Gas	0.5
Metal Fabricate/Hardware	0.5
Mining	0.4
Advertising	0.4
Apparel	0.4
Electrical Components & Equipment	0.3
Real Estate	0.3
Water	0.3
Iron/Steel	0.3
Hand/Machine Tools	0.2
Textiles	0.2
Lodging	0.2
Airlines	0.2
Toys/Games/Hobbies	0.2
Leisure Time	0.2
Distribution/Wholesale	0.2
Engineering & Construction	0.1
Money Market Fund Plus Other Assets Less Liabilities	1.2

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.8%
	Advertising—0.4%
$100,000	Interpublic Group of Cos., Inc. (The)	4.200%	04/15/24	$104,852
50,000	Omnicom Group, Inc.	3.625	05/01/22	53,126

				157,978

	Aerospace/Defense—2.7%
50,000	Boeing Co. (The)	4.875	02/15/20	56,310
100,000	General Dynamics Corp.	1.000	11/15/17	100,117
100,000	General Dynamics Corp.	2.250	11/15/22	101,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Aerospace/Defense (continued)
$300,000	L-3 Communications Corp.	5.200%	10/15/19	$325,120
100,000	Lockheed Martin Corp.	2.500	11/23/20	102,987
100,000	Northrop Grumman Corp.	1.750	06/01/18	100,705
50,000	Northrop Grumman Corp.	3.250	08/01/23	52,760
100,000	Raytheon Co.	3.125	10/15/20	106,385
100,000	United Technologies Corp.	1.800	06/01/17	100,920
100,000	United Technologies Corp.	3.100	06/01/22	105,898

				1,152,766

	Agriculture—2.0%
200,000	Altria Group, Inc.	2.850	08/09/22	207,793
100,000	Bunge Ltd. Finance Corp.	8.500	06/15/19	116,402
138,000	Philip Morris International, Inc.	5.650	05/16/18	150,731
125,000	Philip Morris International, Inc.	3.250	11/10/24	133,736
100,000	Reynolds American, Inc.	6.875	05/01/20	118,025
100,000	Reynolds American, Inc.	4.450	06/12/25	110,951

				837,638

	Airlines—0.2%
100,000	Southwest Airlines Co.	2.650	11/05/20	101,769

	Apparel—0.4%
150,000	NIKE, Inc.	2.250	05/01/23	153,096

	Auto Manufacturers—0.8%
100,000	Ford Motor Credit Co. LLC	5.000	05/15/18	106,415
100,000	Ford Motor Credit Co. LLC	5.875	08/02/21	115,571
100,000	PACCAR Financial Corp., MTN	1.150	08/16/16	100,175

				322,161

	Auto Parts & Equipment—0.5%
100,000	Johnson Controls, Inc.	4.250	03/01/21	106,699
100,000	Johnson Controls, Inc.	3.625	07/02/24	102,600

				209,299

	Banks—10.6%
288,000	Bank of America Corp., MTN	6.875	04/25/18	315,960
200,000	Bank of America Corp., GMTN	3.300	01/11/23	203,560
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	161,706
100,000	Bank of New York Mellon Corp. (The), Series G, MTN	2.150	02/24/20	101,079
100,000	BB&T Corp., MTN	2.450	01/15/20	102,494
100,000	Branch Banking & Trust Co.	3.625	09/16/25	105,022
50,000	Capital One Financial Corp.	4.750	07/15/21	55,134
150,000	Capital One NA, Series BKNT	1.650	02/05/18	149,448
250,000	Citigroup, Inc.	6.125	11/21/17	266,611
250,000	Citigroup, Inc.	2.650	10/26/20	253,316
100,000	Citigroup, Inc.	4.500	01/14/22	109,339
100,000	Citizens Bank NA, MTN	2.450	12/04/19	100,825
50,000	Discover Bank	4.200	08/08/23	52,451
100,000	Fifth Third Bancorp	4.300	01/16/24	105,773
100,000	Fifth Third Bank, MTN	2.150	08/20/18	101,141
199,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/18	215,120
50,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/22	57,616
150,000	Huntington National Bank (The), Series BKNT	1.300	11/20/16	150,175
150,000	JPMorgan Chase & Co.	6.000	01/15/18	161,198
100,000	JPMorgan Chase & Co.	4.500	01/24/22	110,520
50,000	KeyCorp, MTN	5.100	03/24/21	55,764
100,000	Morgan Stanley, GMTN	6.625	04/01/18	109,137
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/24	105,353
150,000	Northern Trust Corp.	3.950	10/30/25	163,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$100,000	PNC Funding Corp.	2.700%	09/19/16	$100,568
100,000	Regions Financial Corp.	2.000	05/15/18	99,913
100,000	State Street Corp.	2.550	08/18/20	103,086
100,000	State Street Corp.	3.550	08/18/25	107,611
200,000	SunTrust Bank, Series BKNT	2.750	05/01/23	197,429
100,000	SunTrust Banks, Inc.	2.350	11/01/18	101,388
100,000	US Bancorp, MTN	2.950	07/15/22	103,104
100,000	US Bank NA, Series BKNT	2.125	10/28/19	101,729
100,000	Wells Fargo & Co.	5.625	12/11/17	106,840
150,000	Wells Fargo & Co., GMTN	3.500	03/08/22	159,525

				4,493,885

	Beverages—1.6%
150,000	Coca-Cola Co. (The)	1.650	11/01/18	152,565
100,000	Coca-Cola Co. (The)	2.875	10/27/25	104,589
100,000	Dr Pepper Snapple Group, Inc.	6.820	05/01/18	110,709
100,000	Molson Coors Brewing Co.	3.500	05/01/22	103,060
100,000	PepsiCo, Inc.	7.900	11/01/18	116,536
100,000	PepsiCo, Inc.	2.750	03/01/23	104,494

				691,953

	Biotechnology—0.9%
175,000	Biogen, Inc.	4.050	09/15/25	188,512
100,000	Celgene Corp.	3.875	08/15/25	105,554
100,000	Gilead Sciences, Inc.	3.650	03/01/26	106,978

				401,044

	Chemicals—3.1%
100,000	CF Industries, Inc.	7.125	05/01/20	114,997
100,000	Dow Chemical Co. (The)	8.550	05/15/19	119,499
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	110,035
100,000	E.I. du Pont de Nemours & Co.	2.800	02/15/23	101,305
50,000	Eastman Chemical Co.	2.400	06/01/17	50,515
100,000	Eastman Chemical Co.	3.600	08/15/22	104,944
100,000	Ecolab, Inc.	3.000	12/08/16	101,210
100,000	Ecolab, Inc.	4.350	12/08/21	111,544
150,000	LyondellBasell Industries NV	5.000	04/15/19	161,960
65,000	Monsanto Co.	3.375	07/15/24	66,872
148,000	Mosaic Co. (The)	4.250	11/15/23	156,054
100,000	Praxair, Inc.	4.500	08/15/19	109,206

				1,308,141

	Commercial Services—1.0%
150,000	Automatic Data Processing, Inc.	3.375	09/15/25	161,369
100,000	Block Financial LLC	4.125	10/01/20	102,347
50,000	Block Financial LLC	5.500	11/01/22	54,015
100,000	Western Union Co. (The)	5.930	10/01/16	101,995

				419,726

	Computers—2.8%
187,000	Apple, Inc.	1.000	05/03/18	187,135
150,000	Apple, Inc.	2.400	05/03/23	150,808
200,000	EMC Corp.	1.875	06/01/18	197,848
100,000	EMC Corp.	3.375	06/01/23	83,451
100,000	Hewlett Packard Enterprise Co.(a)	3.600	10/15/20	103,832
100,000	HP, Inc.	3.750	12/01/20	105,183
50,000	International Business Machines Corp.	5.700	09/14/17	53,250
100,000	International Business Machines Corp.	3.625	02/12/24	108,467
100,000	NetApp, Inc.	3.375	06/15/21	103,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Computers (continued)
$100,000	Seagate HDD Cayman	4.750%	01/01/25	$76,285

				1,169,293

	Cosmetics/Personal Care—0.9%
150,000	Colgate-Palmolive Co., MTN	2.300	05/03/22	154,109
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	109,768
100,000	Procter & Gamble Co. (The)	3.100	08/15/23	107,689

				371,566

	Distribution/Wholesale—0.2%
100,000	Ingram Micro, Inc.	4.950	12/15/24	97,997

	Diversified Financial Services—3.3%
100,000	American Express Co.	7.000	03/19/18	109,789
100,000	American Express Co.	3.625	12/05/24	100,579
50,000	Ameriprise Financial, Inc.	5.300	03/15/20	55,769
100,000	Ameriprise Financial, Inc.	4.000	10/15/23	106,731
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	111,942
50,000	Charles Schwab Corp. (The)	4.450	07/22/20	55,073
150,000	Jefferies Group LLC	5.125	04/13/18	155,986
200,000	Jefferies Group LLC	6.875	04/15/21	224,348
150,000	MasterCard, Inc.	3.375	04/01/24	160,949
100,000	NASDAQ, Inc.	5.550	01/15/20	110,479
100,000	Visa, Inc.	2.200	12/14/20	102,651
100,000	Visa, Inc.	3.150	12/14/25	104,971

				1,399,267

	Electric—5.0%
18,000	American Electric Power Co., Inc.	1.650	12/15/17	17,988
121,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/18	138,031
100,000	Consumers Energy Co.	6.700	09/15/19	115,742
20,000	Dominion Resources, Inc.	3.900	10/01/25	21,080
100,000	Duke Energy Corp.	3.750	04/15/24	106,767
50,000	Duke Energy Progress LLC	5.300	01/15/19	55,166
100,000	Entergy Texas, Inc.	7.125	02/01/19	113,351
100,000	Exelon Corp.(a)	3.950	06/15/25	106,848
100,000	Florida Power & Light Co.	3.250	06/01/24	105,540
100,000	Georgia Power Co.	4.250	12/01/19	108,874
150,000	NextEra Energy Capital Holdings, Inc.	6.000	03/01/19	164,751
50,000	NiSource Finance Corp.	6.400	03/15/18	54,225
100,000	NiSource Finance Corp.	6.125	03/01/22	118,107
30,000	Ohio Power Co., Series M	5.375	10/01/21	34,565
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	106,405
150,000	PPL Capital Funding, Inc.	3.400	06/01/23	155,273
100,000	Public Service Electric & Gas Co., MTN	2.375	05/15/23	100,745
100,000	Southern California Edison Co.	3.875	06/01/21	109,590
100,000	Southern Power Co.	4.150	12/01/25	104,670
100,000	Virginia Electric and Power Co.	5.400	04/30/18	107,836
150,000	Xcel Energy, Inc.	4.700	05/15/20	164,255

				2,109,809

	Electrical Components & Equipment—0.3%
100,000	Emerson Electric Co.	4.875	10/15/19	110,490

	Electronics—0.6%
100,000	Agilent Technologies, Inc.	3.875	07/15/23	104,102
100,000	Amphenol Corp.	2.550	01/30/19	101,190
50,000	Honeywell International, Inc.	5.000	02/15/19	55,109

				260,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Engineering & Construction—0.1%
$50,000	Fluor Corp.	3.375%	09/15/21	$52,688

	Environmental Control—0.5%
100,000	Republic Services, Inc.	3.550	06/01/22	105,172
100,000	Waste Management, Inc.	4.750	06/30/20	111,189

				216,361

	Food—3.0%
100,000	Campbell Soup Co.	4.250	04/15/21	109,531
100,000	ConAgra Foods, Inc.	1.900	01/25/18	100,601
100,000	ConAgra Foods, Inc.	3.200	01/25/23	101,147
100,000	General Mills, Inc.	5.650	02/15/19	111,623
100,000	General Mills, Inc.	3.150	12/15/21	105,283
100,000	Kellogg Co.	4.000	12/15/20	109,089
100,000	Kroger Co. (The)	6.150	01/15/20	115,199
100,000	Mondelez International, Inc.	2.250	02/01/19	101,817
100,000	Mondelez International, Inc.	4.000	02/01/24	109,375
100,000	Sysco Corp.	3.750	10/01/25	106,181
100,000	Tyson Foods, Inc.	2.650	08/15/19	102,733
100,000	Whole Foods Market, Inc.(a)	5.200	12/03/25	105,511

				1,278,090

	Forest Products & Paper—0.5%
100,000	International Paper Co.	7.950	06/15/18	112,636
100,000	International Paper Co.	4.750	02/15/22	111,376

				224,012

	Gas—0.5%
100,000	National Fuel Gas Co.	4.900	12/01/21	102,402
100,000	Sempra Energy	6.500	06/01/16	100,415

				202,817

	Hand/Machine Tools—0.2%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/22	104,412

	Healthcare-Products—2.2%
150,000	Abbott Laboratories	5.125	04/01/19	164,391
100,000	Baxter International, Inc.	1.850	06/15/18	100,316
100,000	Becton Dickinson and Co.	3.734	12/15/24	106,644
100,000	Boston Scientific Corp.	3.850	05/15/25	104,779
150,000	St. Jude Medical, Inc.	3.250	04/15/23	153,809
100,000	Stryker Corp.	3.375	11/01/25	104,265
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	108,527
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/25	102,946

				945,677

	Healthcare-Services—2.1%
200,000	Aetna, Inc.	2.750	11/15/22	202,361
100,000	Anthem, Inc.	2.250	08/15/19	100,467
100,000	Anthem, Inc.	3.125	05/15/22	102,177
200,000	Humana, Inc.	3.150	12/01/22	205,702
100,000	Quest Diagnostics, Inc.	4.700	04/01/21	109,461
150,000	UnitedHealth Group, Inc.	2.875	03/15/22	155,359

				875,527

	Household Products/Wares—0.5%
200,000	Kimberly-Clark Corp.	6.125	08/01/17	212,894

	Housewares—0.5%
100,000	Newell Brands, Inc.	4.200	04/01/26	105,775
100,000	Tupperware Brands Corp.	4.750	06/01/21	106,063

				211,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Insurance—5.8%
$100,000	Aflac, Inc.	3.625%	06/15/23	$105,919
200,000	Allstate Corp. (The)	3.150	06/15/23	207,838
100,000	American International Group, Inc.	4.875	06/01/22	109,909
139,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	151,259
100,000	Brown & Brown, Inc.	4.200	09/15/24	101,454
100,000	Chubb Corp. (The)	5.750	05/15/18	108,759
100,000	Chubb Ina Holdings, Inc.	2.300	11/03/20	102,392
100,000	Chubb Ina Holdings, Inc.	3.350	05/03/26	105,490
200,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/22	225,458
150,000	Lincoln National Corp.	8.750	07/01/19	178,913
150,000	Loews Corp.	2.625	05/15/23	149,006
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/21	220,590
100,000	MetLife, Inc.	6.750	06/01/16	100,449
100,000	MetLife, Inc.	3.600	04/10/24	105,258
150,000	Prudential Financial, Inc., MTN	3.500	05/15/24	154,317
100,000	Travelers Cos., Inc. (The)	5.800	05/15/18	108,829
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	108,508
100,000	Voya Financial, Inc.	5.500	07/15/22	112,399

				2,456,747

	Internet—1.7%
100,000	Alphabet, Inc.	3.625	05/19/21	110,172
100,000	Amazon.com, Inc.	2.500	11/29/22	102,792
100,000	eBay, Inc.	1.350	07/15/17	99,975
100,000	eBay, Inc.	2.600	07/15/22	97,682
55,000	Google, Inc.	2.125	05/19/16	55,051
100,000	Priceline Group, Inc. (The)	3.650	03/15/25	102,589
150,000	Symantec Corp.	4.200	09/15/20	156,345

				724,606

	Iron/Steel—0.3%
100,000	Nucor Corp.	5.750	12/01/17	106,158

	Leisure Time—0.2%
100,000	Carnival Corp.	1.875	12/15/17	100,472

	Lodging—0.2%
100,000	Marriott International, Inc.	3.000	03/01/19	102,562

	Machinery-Construction & Mining—0.5%
200,000	Caterpillar, Inc.	3.900	05/27/21	220,082

	Machinery-Diversified—1.0%
150,000	Cummins, Inc.	3.650	10/01/23	160,186
150,000	Deere & Co.	2.600	06/08/22	153,898
100,000	John Deere Capital Corp., MTN	1.950	01/08/19	101,691

				415,775

	Media—3.3%
95,000	21st Century Fox America, Inc.	6.900	03/01/19	108,552
100,000	CBS Corp.	2.300	08/15/19	101,440
100,000	Discovery Communications LLC	3.300	05/15/22	99,512
100,000	NBCUniversal Media LLC	5.150	04/30/20	113,786
5,000	Scripps Networks Interactive, Inc.	2.700	12/15/16	5,035
100,000	Scripps Networks Interactive, Inc.	3.900	11/15/24	102,706
100,000	Time Warner Cable, Inc.	8.250	04/01/19	117,469
100,000	Time Warner Cable, Inc.	4.000	09/01/21	106,767
100,000	Time Warner, Inc.	4.875	03/15/20	110,541
100,000	Time Warner, Inc.	3.550	06/01/24	104,343
200,000	Viacom, Inc.	4.250	09/01/23	206,263
100,000	Walt Disney Co. (The), GMTN	1.100	12/01/17	100,446

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Media (continued)
$100,000	Walt Disney Co. (The), GMTN	2.350%	12/01/22	$102,430

				1,379,290

	Metal Fabricate/Hardware—0.5%
100,000	Precision Castparts Corp.	1.250	01/15/18	100,338
100,000	Precision Castparts Corp.	2.500	01/15/23	101,772

				202,110

	Mining—0.4%
100,000	Freeport-McMoRan, Inc.	3.550	03/01/22	84,000
100,000	Newmont Mining Corp.	3.500	03/15/22	101,638

				185,638

	Miscellaneous Manufacturing—2.6%
100,000	3M Co.	1.375	09/29/16	100,368
200,000	3M Co., GMTN	2.000	06/26/22	203,910
100,000	Eaton Corp.	1.500	11/02/17	100,369
100,000	Eaton Corp.	2.750	11/02/22	101,348
150,000	General Electric Co.	2.700	10/09/22	155,056
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	113,475
100,000	Illinois Tool Works, Inc.	3.500	03/01/24	108,356
100,000	Ingersoll-Rand Global Holding Co. Ltd.	6.875	08/15/18	110,937
100,000	Tyco International Finance SA	3.900	02/14/26	105,336

				1,099,155

	Office/Business Equipment—0.5%
100,000	Pitney Bowes, Inc.	4.625	03/15/24	103,921
100,000	Xerox Corp.	6.350	05/15/18	107,547

				211,468

	Oil & Gas—5.9%
115,000	Apache Corp.	3.250	04/15/22	114,707
100,000	Chevron Corp.	1.104	12/05/17	100,080
200,000	Chevron Corp.	2.355	12/05/22	201,063
100,000	Cimarex Energy Co.	4.375	06/01/24	102,045
100,000	ConocoPhillips	5.750	02/01/19	110,181
150,000	ConocoPhillips Co.	2.400	12/15/22	145,803
150,000	DeVon Energy Corp.	3.250	05/15/22	136,003
150,000	EOG Resources, Inc.	5.625	06/01/19	165,459
100,000	EOG Resources, Inc.	2.625	03/15/23	97,852
100,000	Equities Corp.	4.875	11/15/21	101,002
250,000	Exxon Mobil Corp.	1.819	03/15/19	253,906
100,000	Hess Corp.	8.125	02/15/19	112,483
200,000	Marathon Petroleum Corp.	5.125	03/01/21	217,098
100,000	Murphy Oil Corp.	3.700	12/01/22	88,064
100,000	Noble Energy, Inc.	4.150	12/15/21	102,171
36,000	Occidental Petroleum Corp.	1.750	02/15/17	36,308
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	108,542
100,000	Pioneer Natural Resources Co.	3.950	07/15/22	103,765
100,000	Southwestern Energy Co.	4.100	03/15/22	81,375
100,000	Valero Energy Corp.	6.125	02/01/20	111,539

				2,489,446

	Oil & Gas Services—1.4%
150,000	Baker Hughes, Inc.	3.200	08/15/21	154,805
150,000	FMC Technologies, Inc.	3.450	10/01/22	137,713
200,000	Halliburton Co.	3.800	11/15/25	206,506
100,000	National Oilwell Varco, Inc.	2.600	12/01/22	89,002

				588,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pharmaceuticals—5.7%
$100,000	AbbVie, Inc.	3.600%	05/14/25	$104,979
50,000	AbbVie, Inc.	1.750	11/06/17	50,277
200,000	AbbVie, Inc.	2.900	11/06/22	204,637
100,000	Actavis Funding SCS	3.800	03/15/25	102,855
100,000	AmerisourceBergen Corp.	1.150	05/15/17	99,996
100,000	AmerisourceBergen Corp.	3.500	11/15/21	105,467
100,000	Bristol-Myers Squibb Co.	2.000	08/01/22	100,732
100,000	Cardinal Health, Inc.	3.200	03/15/23	103,605
100,000	Eli Lilly & Co.	5.200	03/15/17	103,840
100,000	Express Scripts Holding Co.	4.750	11/15/21	110,083
100,000	Johnson & Johnson	3.375	12/05/23	110,281
100,000	McKesson Corp.	3.796	03/15/24	107,013
15,000	Mead Johnson Nutrition Co.	4.900	11/01/19	16,379
100,000	Mead Johnson Nutrition Co.	4.125	11/15/25	107,215
200,000	Merck & Co., Inc.	2.750	02/10/25	206,120
150,000	Merck Sharp & Dohme Corp.	5.000	06/30/19	167,470
100,000	Mylan, Inc.	4.200	11/29/23	102,547
200,000	Pfizer, Inc.	6.200	03/15/19	226,876
100,000	Pfizer, Inc.	3.000	06/15/23	105,464
100,000	Zoetis, Inc.	1.875	02/01/18	99,937
100,000	Zoetis, Inc.	3.250	02/01/23	100,913

				2,436,686

	Pipelines—1.5%
100,000	Kinder Morgan, Inc.	3.050	12/01/19	99,521
100,000	Kinder Morgan, Inc.	4.300	06/01/25	99,303
100,000	Spectra Energy Capital LLC	6.200	04/15/18	105,739
100,000	Spectra Energy Partners LP	4.750	03/15/24	107,867
150,000	Williams Partners LP	5.250	03/15/20	150,141
100,000	Williams Partners LP	3.600	03/15/22	90,398

				652,969

	Real Estate—0.3%
100,000	Prologis LP	4.250	08/15/23	109,785

	REITs—3.5%
100,000	Alexandria Real Estate Equities, Inc.	4.600	04/01/22	107,588
100,000	American Tower Corp.	4.500	01/15/18	104,577
150,000	Boston Properties LP	4.125	05/15/21	162,066
75,000	Brixmor Operating Partnership LP	3.850	02/01/25	73,137
100,000	ERP Operating LP	4.750	07/15/20	111,244
150,000	ERP Operating LP	4.625	12/15/21	168,738
100,000	Essex Portfolio LP	3.500	04/01/25	101,994
100,000	HCP, Inc.	5.375	02/01/21	110,062
150,000	Hospitality Properties Trust	5.000	08/15/22	158,853
150,000	Kimco Realty Corp.	3.200	05/01/21	154,333
125,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/21	138,058
100,000	Weyerhaeuser Co.	7.375	10/01/19	115,223

				1,505,873

	Retail—6.8%
100,000	AutoZone, Inc.	3.125	07/15/23	101,086
100,000	Coach, Inc.	4.250	04/01/25	101,509
200,000	Costco Wholesale Corp.	1.700	12/15/19	203,666
45,000	CVS Health Corp.	5.750	06/01/17	47,276
100,000	CVS Health Corp.	2.800	07/20/20	103,948
100,000	CVS Health Corp.	3.875	07/20/25	108,148
100,000	Dollar General Corp.	4.125	07/15/17	103,160
150,000	Dollar General Corp.	3.250	04/15/23	151,389
150,000	Gap, Inc. (The)	5.950	04/12/21	160,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail (continued)
$100,000	Lowe’s Cos., Inc.	5.400%	10/15/16	$102,122
100,000	Lowe’s Cos., Inc.	3.120	04/15/22	106,061
150,000	Macy’s Retail Holdings, Inc.	2.875	02/15/23	143,005
100,000	McDonald’s Corp., GMTN	5.350	03/01/18	107,629
100,000	McDonald’s Corp., MTN	2.625	01/15/22	103,417
100,000	McDonald’s Corp., MTN	3.700	01/30/26	107,293
100,000	Nordstrom, Inc.	4.000	10/15/21	106,869
100,000	O’reilly Automotive, Inc.	4.875	01/14/21	109,680
100,000	Staples, Inc.	4.375	01/12/23	99,232
100,000	Starbucks Corp.	3.850	10/01/23	110,803
125,000	Target Corp.	6.000	01/15/18	135,466
100,000	Target Corp.	2.900	01/15/22	105,874
100,000	Walgreens Boots Alliance, Inc.	3.800	11/18/24	104,539
325,000	Wal-Mart Stores, Inc.	3.250	10/25/20	351,098

				2,873,409

	Semiconductors—2.2%
100,000	Applied Materials, Inc.	4.300	06/15/21	110,251
200,000	Intel Corp.	3.300	10/01/21	214,639
100,000	Lam Research Corp.	2.750	03/15/20	100,347
200,000	Maxim Integrated Products, Inc.	3.375	03/15/23	203,684
100,000	QUALCOMM, Inc.	3.450	05/20/25	103,901
100,000	Xilinx, Inc.	2.125	03/15/19	100,894
100,000	Xilinx, Inc.	3.000	03/15/21	104,440

				938,156

	Software—2.1%
200,000	Adobe Systems, Inc.	3.250	02/01/25	207,356
100,000	CA, Inc.	5.375	12/01/19	109,117
100,000	Fidelity National Information Services, Inc.	5.000	10/15/25	110,616
100,000	Microsoft Corp.	1.625	12/06/18	101,993
200,000	Microsoft Corp.	2.000	11/03/20	204,995
50,000	Microsoft Corp.	2.700	02/12/25	51,449
100,000	Oracle Corp.	5.750	04/15/18	108,900

				894,426

	Telecommunications—2.7%
250,000	AT&T, Inc.	5.500	02/01/18	267,797
205,000	AT&T, Inc.	3.400	05/15/25	208,784
15,000	CC Holdings GS V LLC/Crown Castle GS III Corp.	2.381	12/15/17	15,186
100,000	Cisco Systems, Inc.	3.625	03/04/24	110,547
100,000	Motorola Solutions, Inc.	3.750	05/15/22	99,147
100,000	Qwest Corp.	6.750	12/01/21	108,270
100,000	Verizon Communications, Inc.	2.625	02/21/20	103,130
200,000	Verizon Communications, Inc.	5.150	09/15/23	230,377

				1,143,238

	Textiles—0.2%
100,000	Mohawk Industries, Inc.	3.850	02/01/23	103,422

	Toys/Games/Hobbies—0.2%
100,000	Mattel, Inc.	2.350	05/06/19	101,607

	Transportation—1.6%
130,000	CSX Corp.	6.250	03/15/18	141,195
100,000	CSX Corp.	3.700	10/30/20	106,789
100,000	FedEx Corp.	8.000	01/15/19	116,840
100,000	Norfolk Southern Corp.	5.750	04/01/18	107,971
100,000	Norfolk Southern Corp.	3.000	04/01/22	103,120
100,000	United Parcel Service, Inc.	3.125	01/15/21	106,912

				682,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2016

(Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
	Corporate Bonds (continued)
	Water—0.3%
$100,000	American Water Capital Corp.	6.085%	10/15/17	$106,445

	Total Corporate Bonds (Cost $41,063,373)			41,922,973

Number of Shares
	Money Market Fund—0.2%
85,535	Invesco Premier Portfolio–Institutional Class, 0.39%(b) (Cost $85,535)			85,535

	Total Investments (Cost $41,148,908)—99.0%			42,008,508
	Other assets less liabilities—1.0%			418,586

	Net Assets—100.0%			$42,427,094

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $316,191, which represented 0.75% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

April 30, 2016

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Banks	13.6
Oil & Gas	11.6
Diversified Financial Services	7.6
Sovereign	7.6
Telecommunications	5.9
Iron/Steel	4.6
Mining	4.4
Home Builders	3.0
Chemicals	2.9
Electric	2.7
Packaging & Containers	2.0
Healthcare-Services	2.0
Building Materials	2.0
Food	1.8
Commercial Services	1.7
Media	1.6
Machinery-Diversified	1.6
Transportation	1.6
Lodging	1.6
Retail	1.5
Pipelines	1.4
REITs	1.1
Real Estate	1.1
Oil & Gas Services	0.8

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016 (continued)
Miscellaneous Manufacturing	0.7
Environmental Control	0.7
Coal	0.7
Forest Products & Paper	0.6
Beverages	0.6
Machinery-Construction & Mining	0.5
Engineering & Construction	0.5
Metal Fabricate/Hardware	0.5
Computers	0.5
Storage/Warehousing	0.4
Healthcare-Products	0.4
Pharmaceuticals	0.4
Entertainment	0.3
Leisure Time	0.3
Semiconductors	0.3
Auto Parts & Equipment	0.3
Electrical Components & Equipment	0.3
Private Equity	0.3
Insurance	0.3
Software	0.3
Electronics	0.2
Agriculture	0.2
Money Market Fund Plus Other Assets Less Liabilities	5.0

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—87.4%
	Argentina—0.6%
$200,000	YPF SA(a)	8.875%	12/19/18	$215,190

	Australia—0.3%
100,000	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC(a)	7.125	05/01/18	103,250

	Brazil—5.7%
200,000	Banco Bradesco SA(a)	4.500	01/12/17	203,440
200,000	Banco BTG Pactual SA(a)	4.875	07/08/16	200,000
200,000	Caixa Economica Federal, EMTN(a)	2.375	11/06/17	194,000
150,000	Caixa Economica Federal(a)	4.500	10/03/18	147,390
200,000	Marfrig Holdings Europe BV(a)	8.375	05/09/18	207,000
100,000	Petrobras Global Finance BV	2.000	05/20/16	99,983
100,000	Petrobras Global Finance BV	6.125	10/06/16	101,250
200,000	Petrobras Global Finance BV	3.500	02/06/17	198,530
100,000	Petrobras Global Finance BV	3.250	03/17/17	98,800
250,000	Petrobras Global Finance BV	5.875	03/01/18	247,187
200,000	Petrobras Global Finance BV	8.375	12/10/18	206,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Brazil (continued)
$200,000	Petrobras Global Finance BV	3.000%	01/15/19	$180,440

				2,084,520

	Canada—2.6%
100,000	Bombardier, Inc.(a)	7.500	03/15/18	102,375
75,000	Bombardier, Inc.(a)	5.500	09/15/18	74,250
170,000	Teck Resources Ltd.	3.150	01/15/17	169,150
100,000	Teck Resources Ltd.	3.850	08/15/17	98,375
100,000	Teck Resources Ltd.	2.500	02/01/18	95,500
100,000	Telesat Canada/Telesat LLC(a)	6.000	05/15/17	100,005
100,000	Tervita Corp.(a)	10.875	02/15/18	19,250
100,000	Tervita Corp.(a)	8.000	11/15/18	86,750
200,000	Uranium One Investments, Inc.(a)	6.250	12/13/18	194,250

				939,905

	China—1.3%
100,000	Yancoal International Resources Development Co. Ltd.(a)	4.461	05/16/17	99,000
200,000	Yingde Gases Investment Ltd.(a)	8.125	04/22/18	156,500
200,000	Zoomlion HK SPV Co. Ltd.(a)	6.875	04/05/17	201,500

				457,000

	Colombia—0.3%
100,000	Banco GNB Sudameris SA(a)	3.875	05/02/18	98,500

	Costa Rica—0.6%
200,000	Banco de Costa Rica(a)	5.250	08/12/18	203,500

	Croatia—0.4%
150,000	Hrvatska Elektroprivreda(a)	6.000	11/09/17	158,841

	Cyprus—0.3%
150,000	Drill Rigs Holdings, Inc.(a)	6.500	10/01/17	93,750

	Georgia—1.1%
200,000	Bank of Georgia JSC, EMTN(a)	7.750	07/05/17	209,398
200,000	Georgian Oil And Gas Corp. JSC(a)	6.875	05/16/17	203,484

				412,882

	Germany—0.7%
100,000	Fresenius Medical Care US Finance, Inc.	6.875	07/15/17	105,750
49,000	Hanson Ltd.	6.125	08/15/16	49,577
88,000	Hapag-Lloyd AG(a)	9.750	10/15/17	89,760

				245,087

	India—1.8%
200,000	Indian Overseas Bank, EMTN	4.625	02/21/18	205,894
100,000	Vedanta Resources PLC(a)	6.750	06/07/16	99,940
200,000	Vedanta Resources PLC(a)	9.500	07/18/18	187,500
200,000	Vedanta Resources PLC(a)	6.000	01/31/19	168,520

				661,854

	Indonesia—1.2%
400,000	Berau Coal Energy Tbk PT(a)	7.250	03/13/17	62,000
100,000	Gajah Tunggal Tbk PT(a)	7.750	02/06/18	77,750
100,000	Majapahit Holding BV(a)	7.750	10/17/16	102,870
100,000	Majapahit Holding BV(a)	7.250	06/28/17	106,010
100,000	TBG Global Pte Ltd.(a)	4.625	04/03/18	101,630

				450,260

	Italy—0.7%
100,000	Telecom Italia Capital SA	6.999	06/04/18	109,500
150,000	UniCredit Luxembourg Finance SA(a)	6.000	10/31/17	155,912

				265,412

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Kazakhstan—2.3%
$100,000	ATF Bank JSC(a)	9.000%	05/11/16	$98,898
100,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250	05/03/17	102,525
100,000	Kazkommertsbank JSC, EMTN(a)	7.500	11/29/16	97,750
200,000	Kazkommertsbank JSC(a)	8.500	05/11/18	186,500
200,000	Samruk-Energy JSC, EMTN	3.750	12/20/17	197,260
200,000	Zhaikmunai LLP(a)	6.375	02/14/19	166,260

				849,193

	Luxembourg—1.4%
100,000	ArcelorMittal	5.500	02/25/17	103,375
100,000	ArcelorMittal	6.125	06/01/18	103,938
200,000	INEOS Group Holdings SA(a)	6.125	08/15/18	202,625
100,000	Intelsat Luxembourg SA	6.750	06/01/18	77,750

				487,688

	Mexico—0.6%
200,000	Cemex SAB de CV(a)	9.500	06/15/18	211,750

	Netherlands—1.4%
100,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	2.750	05/15/17	100,250
100,000	NXP BV/NXP Funding LLC(a)	3.500	09/15/16	100,591
300,000	VimpelCom Holdings BV(a)	6.255	03/01/17	309,450

				510,291

	New Zealand—0.8%
100,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II(a)	5.625	12/15/16	99,899
100,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II(a)	6.000	06/15/17	99,875
100,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	8.500	05/15/18	100,245

				300,019

	Norway—0.8%
100,000	Eksportfinans ASA	5.500	05/25/16	100,230
100,000	Eksportfinans ASA	2.375	05/25/16	100,052
100,000	Eksportfinans ASA, GMTN	5.500	06/26/17	104,039

				304,321

	Russia—14.0%
200,000	DME Airport Ltd.	6.000	11/26/18	196,643
200,000	EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd.(a)	5.125	12/12/17	204,284
200,000	Evraz Group SA(a)	9.500	04/24/18	215,812
200,000	Evraz Group SA(a)	6.750	04/27/18	203,000
200,000	Far East Capital Ltd. SA(a)	8.000	05/02/18	78,000
200,000	Gazprom OAO Via GAZ Capital SA, EMTN(a)	6.212	11/22/16	204,708
100,000	Gazprom OAO Via GAZ Capital SA, EMTN(a)	8.146	04/11/18	109,358
200,000	Gazprombank OJSC Via Gpb Eurobond Finance PLC, EMTN(a)	5.625	05/17/17	205,840
200,000	Metalloinvest Finance Ltd.(a)	6.500	07/21/16	201,883
200,000	Nord Gold NV(a)	6.375	05/07/18	208,502
200,000	Novolipetsk Steel Via Steel Funding Ltd.(a)	4.450	02/19/18	204,208
200,000	Phosagro OAO Via Phosagro Bond Funding Ltd.(a)	4.204	02/13/18	202,500
100,000	Rosneft Finance SA(a)	7.500	07/18/16	101,199
200,000	Rosneft Finance SA, EMTN(a)	6.625	03/20/17	206,250
100,000	Rosneft Finance SA, EMTN(a)	7.875	03/13/18	107,750
200,000	Rosneft Oil Co. Via Rosneft International Finance Ltd.(a)	3.149	03/06/17	200,133
100,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	6.299	05/15/17	102,703
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.298	12/27/17	205,248
100,000	Russian Railways Via RZD Capital PLC, EMTN	5.739	04/03/17	102,540
200,000	Sberbank of Russia Via SB Capital SA(a)	4.950	02/07/17	203,984
100,000	Sberbank of Russia Via SB Capital SA, EMTN	5.400	03/24/17	102,746
200,000	SCF Capital Ltd.(a)	5.375	10/27/17	204,134
100,000	Severstal OAO Via Steel Capital SA(a)	6.700	10/25/17	105,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Russia (continued)
$200,000	Sibur Securities Ltd.(a)	3.914%	01/31/18	$200,474
200,000	Vimpel Communications OJSC Via UBS Luxembourg SA(a)	8.250	05/23/16	201,010
100,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(a)	9.125	04/30/18	109,854
200,000	Vnesheconombank Via VEB Finance PLC(a)	5.375	02/13/17	203,064
100,000	Vnesheconombank Via VEB Finance PLC(a)	5.450	11/22/17	102,559
200,000	Vnesheconombank Via VEB Finance PLC(a)	4.224	11/21/18	200,500
200,000	VTB Bank OJSC Via VTB Capital SA(a)	6.000	04/12/17	205,873

				5,099,947

	Saudi Arabia—0.6%
200,000	Dar Al-Arkan Sukuk Co. Ltd.(a)	5.750	11/25/16	199,998

	South Africa—0.6%
200,000	Sappi Papier Holding GmbH(a)	7.750	07/15/17	210,500

	South Korea—0.6%
250,000	Harvest Operations Corp.	6.875	10/01/17	214,687

	Sri Lanka—0.8%
100,000	Bank of Ceylon(a)	6.875	05/03/17	102,250
200,000	Bank of Ceylon	5.325	04/16/18	197,500

				299,750

	Sweden—0.5%
200,000	Perstorp Holding AB(a)	11.000	08/15/17	194,000

	Turkey—1.1%
200,000	Finansbank AS(a)	5.500	05/11/16	200,283
200,000	Tupras Turkiye Petrol Rafinerileri AS(a)	4.125	05/02/18	202,490

				402,773

	Ukraine—0.4%
200,000	DTEK Finance PLC(a)	7.875	04/04/18	84,000
208,375	UkrLandFarming PLC(a)	10.875	03/26/18	63,555

				147,555

	United Kingdom—2.6%
200,000	Algeco Scotsman Global Finance PLC(a)	8.500	10/15/18	162,500
200,000	Anglo American Capital PLC(a)	2.625	09/27/17	199,000
20,000	Case New Holland Industrial, Inc.	7.875	12/01/17	21,400
200,000	Globe Luxembourg SCA(a)	9.625	05/01/18	157,000
100,000	Royal Bank of Scotland Group PLC	4.700	07/03/18	102,629
200,000	Tesco PLC(a)	2.700	01/05/17	200,771
100,000	Tesco PLC(a)	5.500	11/15/17	104,969

				948,269

	United States—40.0%
100,000	ADT Corp. (The)	2.250	07/15/17	101,375
150,000	Alcoa, Inc.	5.550	02/01/17	154,534
100,000	Alcoa, Inc.	6.750	07/15/18	108,346
100,000	Alere, Inc.	7.250	07/01/18	102,312
100,000	Ally Financial, Inc.	3.500	07/18/16	100,570
100,000	Ally Financial, Inc.	2.750	01/30/17	100,057
100,000	Ally Financial, Inc.	5.500	02/15/17	102,321
100,000	Ally Financial, Inc.	3.250	09/29/17	100,250
100,000	Ally Financial, Inc.	6.250	12/01/17	104,375
100,000	Ally Financial, Inc.	3.250	02/13/18	100,250
100,000	Ally Financial, Inc.	3.600	05/21/18	100,750
100,000	Ally Financial, Inc.	3.250	11/05/18	100,000
22,000	American Media, Inc.	11.500	12/15/17	22,330
100,000	Aspect Software, Inc.(b)(c)	10.625	05/15/17	7,000
100,000	Associated Materials LLC/AMH New Finance, Inc.	9.125	11/01/17	82,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$50,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	4.875%	11/15/17	$50,644
100,000	Basic Energy Services, Inc.	7.750	02/15/19	31,500
100,000	BMC Software, Inc.	7.250	06/01/18	89,500
100,000	Cablevision Systems Corp.	7.750	04/15/18	105,000
140,000	CalAtlantic Group, Inc.	10.750	09/15/16	144,332
100,000	CalAtlantic Group, Inc.	8.375	05/15/18	111,500
100,000	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.(a)	7.750	02/15/18	98,500
140,000	Casella Waste Systems, Inc.	7.750	02/15/19	142,895
100,000	Centene Corp.	5.750	06/01/17	103,375
100,000	Centex LLC	6.500	05/01/16	100,000
145,000	Chesapeake Energy Corp.(a)	8.000	12/15/22	99,325
200,000	CHS/Community Health Systems, Inc.	5.125	08/15/18	203,000
100,000	CIT Group, Inc.	5.000	05/15/17	102,312
100,000	CIT Group, Inc.	4.250	08/15/17	101,687
100,000	CIT Group, Inc.	5.250	03/15/18	103,375
150,000	CNH Industrial Capital LLC	6.250	11/01/16	152,999
100,000	CNH Industrial Capital LLC	3.250	02/01/17	100,375
100,000	CNH Industrial Capital LLC	3.625	04/15/18	101,125
100,000	CNH Industrial Capital LLC	3.875	07/16/18	100,500
100,000	Commercial Metals Co.	6.500	07/15/17	103,750
100,000	Commercial Metals Co.	7.350	08/15/18	106,500
100,000	Constellation Brands, Inc.	7.250	09/01/16	101,708
100,000	Constellation Brands, Inc.	7.250	05/15/17	105,625
100,000	CSC Holdings LLC	7.875	02/15/18	108,250
100,000	CSC Holdings LLC	7.625	07/15/18	108,500
100,000	D.R. Horton, Inc.	4.750	05/15/17	103,250
100,000	DCP Midstream Operating LP	2.500	12/01/17	97,000
50,000	Dell, Inc.	5.650	04/15/18	52,625
100,000	DISH DBS Corp.	4.625	07/15/17	102,625
100,000	DISH DBS Corp.	4.250	04/01/18	102,250
150,000	DynCorp International, Inc.	10.375	07/01/17	127,500
150,000	Embarq Corp.	7.082	06/01/16	151,069
2,350,000	Energy XXI Gulf Coast, Inc.	9.250	12/15/17	71,969
100,000	FirstEnergy Corp., Series A	2.750	03/15/18	101,105
100,000	Frontier Communications Corp.	8.125	10/01/18	108,125
100,000	GenOn Energy, Inc.	9.500	10/15/18	78,000
100,000	Genworth Holdings, Inc., GMTN	6.515	05/22/18	97,375
100,000	GLP Capital LP/GLP Financing II, Inc.	4.375	11/01/18	103,500
100,000	Greif, Inc.	6.750	02/01/17	103,125
100,000	Harsco Corp.	5.750	05/15/18	91,125
35,000	HCA, Inc.	8.000	10/01/18	39,725
200,000	Hertz Corp. (The)	4.250	04/01/18	203,000
100,000	Hertz Corp. (The)	7.500	10/15/18	101,926
100,000	Hexion, Inc.	8.875	02/01/18	78,000
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.500	03/15/17	100,000
100,000	iHeartCommunications, Inc.	10.000	01/15/18	40,000
100,000	Illinois Power Generating Co., Series H	7.000	04/15/18	45,000
36,000	International Lease Finance Corp.	5.750	05/15/16	36,025
100,000	International Lease Finance Corp.	8.750	03/15/17	105,550
100,000	International Lease Finance Corp.	8.875	09/01/17	107,875
100,000	International Lease Finance Corp.	3.875	04/15/18	101,750
100,000	International Wire Group Holdings, Inc.(a)	8.500	10/15/17	100,000
100,000	inVentiv Health, Inc.(a)	9.000	01/15/18	103,500
100,000	iStar, Inc. - REIT	4.000	11/01/17	99,000
100,000	iStar, Inc. - REIT	7.125	02/15/18	103,125
100,000	iStar, Inc. - REIT	4.875	07/01/18	97,875
100,000	JC Penney Corp., Inc.	5.750	02/15/18	102,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$100,000	JMC Steel Group, Inc.(a)	8.250%	03/15/18	$96,500
200,000	KB Home	9.100	09/15/17	216,000
100,000	KB Home	7.250	06/15/18	107,250
100,000	Kemet Corp.	10.500	05/01/18	78,500
55,000	Kinetic Concepts, Inc./KCI USA, Inc.	10.500	11/01/18	55,861
100,000	L Brands, Inc.	6.900	07/15/17	106,500
200,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375	10/01/17	201,250
100,000	Landry’s Holdings II, Inc.(a)	10.250	01/01/18	101,000
100,000	Lennar Corp.	4.750	12/15/17	103,000
100,000	Lennar Corp.	6.950	06/01/18	108,250
100,000	Lennar Corp., Series B	12.250	06/01/17	110,750
150,000	MGM Resorts International	7.500	06/01/16	150,659
200,000	MGM Resorts International	10.000	11/01/16	208,635
200,000	MGM Resorts International	7.625	01/15/17	208,000
100,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	6.500	08/01/18	97,875
250,000	Navient Corp., MTN	6.000	01/25/17	254,514
100,000	Navient Corp., MTN	4.625	09/25/17	102,125
100,000	Navient Corp., GMTN	8.450	06/15/18	107,375
125,000	Navient Corp., MTN	5.500	01/15/19	124,531
225,000	Novelis, Inc.	8.375	12/15/17	229,500
100,000	NRG Energy, Inc.	7.625	01/15/18	107,500
100,000	Nustar Logistics LP	8.150	04/15/18	103,500
275,000	Pacific Drilling V Ltd.(a)	7.250	12/01/17	103,297
100,000	Pactiv LLC	8.125	06/15/17	103,000
67,000	PetroQuest Energy, Inc.(a)	10.000	02/15/21	43,215
100,000	R.R. Donnelley & Sons Co.	6.125	01/15/17	101,982
200,000	Realogy Group LLC/Sunshine Group Florida Ltd. (The)(a)	3.375	05/01/16	200,000
100,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	100,619
100,000	Sabine Pass LNG LP	7.500	11/30/16	102,375
150,000	Sears Holdings Corp.	6.625	10/15/18	137,625
11,000	Service Corp. International	7.625	10/01/18	12,403
100,000	Smithfield Foods, Inc.	7.750	07/01/17	106,500
35,000	Smithfield Foods, Inc.(a)	5.250	08/01/18	35,613
100,000	Springleaf Finance Corp., MTN	6.900	12/15/17	104,375
250,000	Sprint Communications, Inc.	6.000	12/01/16	251,875
100,000	Sprint Communications, Inc.	9.125	03/01/17	103,500
100,000	Sprint Communications, Inc.	8.375	08/15/17	102,250
100,000	Sprint Communications, Inc.(a)	9.000	11/15/18	106,125
100,000	SPX FLOW, Inc.	6.875	09/01/17	103,875
100,000	SquareTwo Financial Corp.	11.625	04/01/17	23,500
100,000	Swift Energy Co.	7.125	06/01/17	6,500
100,000	Syniverse Holdings, Inc.	9.125	01/15/19	50,000
100,000	Synovus Financial Corp.	5.125	06/15/17	103,000
100,000	Talen Energy Supply LLC	6.200	05/15/16	100,050
150,000	Tenet Healthcare Corp.	6.250	11/01/18	161,250
120,000	Tesoro Corp.	4.250	10/01/17	123,600
100,000	Thompson Creek Metals Co., Inc.	9.750	12/01/17	96,375
70,000	Thompson Creek Metals Co., Inc.	7.375	06/01/18	28,000
100,000	T-Mobile USA, Inc.	5.250	09/01/18	102,125
100,000	Toys “R” US Property Co. II LLC	8.500	12/01/17	97,250
100,000	Transocean, Inc.	5.800	12/15/16	101,077
100,000	Transocean, Inc.	3.750	10/15/17	96,500
100,000	Transocean, Inc.	6.000	03/15/18	95,500
100,000	Trilogy International Partners LLC/Trilogy International Finance, Inc.(a)	10.250	08/15/16	100,675
100,000	U.S. Steel Corp.	7.000	02/01/18	102,500
100,000	UCI International LLC	8.625	02/15/19	22,500
100,000	United States Steel Corp.	6.050	06/01/17	102,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$100,000	USG Corp.	6.300%	11/15/16	$102,936
140,000	USG Corp.	9.750	01/15/18	157,850
150,000	Valeant Pharmaceuticals International, Inc.(a)	6.750	08/15/18	145,500
100,000	VEREIT Operating Partnership LP—REIT	2.000	02/06/17	100,350
100,000	Vulcan Materials Co.	7.000	06/15/18	111,000
100,000	Weatherford International LLC	6.350	06/15/17	102,000
100,000	Windstream Services LLC	7.875	11/01/17	105,335
100,000	WireCo WorldGroup, Inc.	9.500	05/15/17	98,000
100,000	WPX Energy, Inc.	5.250	01/15/17	101,875
100,000	XPO CNW, Inc.	7.250	01/15/18	102,000

				14,555,881

	Venezuela—0.7%
275,000	Petroleos de Venezuela SA	5.250	04/12/17	151,250
100,000	Petroleos de Venezuela SA, Series 2016	5.125	10/28/16	88,250

				239,500

	Vietnam—0.6%
200,000	Vietnam Joint Stock Commercial Bank for Industry and Trade(a)	8.000	05/17/17	207,760

	Total Corporate Bonds (Cost $32,341,108)			31,773,833

	Sovereign Debt Obligations—7.6%
	Argentina—1.2%
100,000	Argentina Bonar Bonds, Series X	7.000	04/17/17	102,067
100,000	City of Buenos Aires Argentina(a)	9.950	03/01/17	104,750
200,000	Provincia de Cordoba(a)	12.375	08/17/17	214,000

				420,817

	Brazil—0.3%
100,000	Brazilian Government International Bond	5.875	01/15/19	109,000

	Ghana—0.4%
150,000	Ghana Government International Bond(a)	8.500	10/04/17	150,375

	Hungary—0.7%
100,000	Hungary Government International Bond	4.125	02/19/18	103,749
150,000	Magyar Export-Import Bank Zrt(a)	5.500	02/12/18	157,616

				261,365

	Jamaica—0.3%
100,000	Jamaica Government International Bond	10.625	06/20/17	108,500

	Lebanon—1.3%
350,000	Lebanon Government International Bond(a)	11.625	05/11/16	351,651
100,000	Lebanon Government International Bond, EMTN	9.000	03/20/17	104,100

				455,751

	Mongolia—0.8%
200,000	Development Bank of Mongolia LLC, EMTN	5.750	03/21/17	196,500
100,000	Mongolia Government International Bond, EMTN(a)	4.125	01/05/18	93,500

				290,000

	Nigeria—0.5%
200,000	Nigeria Government International Bond(a)	5.125	07/12/18	199,060

	Pakistan—0.3%
100,000	Pakistan Government International Bond(a)	6.875	06/01/17	104,076

	Russia—0.3%
100,000	Russian Foreign Bond - Eurobond(a)	11.000	07/24/18	117,777

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Serbia—0.4%
$150,000	Serbia International Bond(a)	5.250%	11/21/17	$155,287

	Turkey—0.3%
100,000	Export Credit Bank of Turkey(a)	5.375	11/04/16	101,899

	Venezuela—0.8%
200,000	Venezuela Government International Bond	13.625	08/15/18	133,600
250,000	Venezuela Government International Bond(a)	13.625	08/15/18	154,500

				288,100

	Total Sovereign Debt Obligations (Cost $2,744,581)			2,762,007

Number of Shares
	Money Market Fund—1.6%
598,345	Invesco Premier Portfolio—Institutional Class, 0.39%(d) (Cost $598,345)			598,345

	Total Investments (Cost $35,684,034)—96.6%			35,134,185
	Other assets less liabilities—3.4%			1,221,230

	Net Assets—100.0%			$36,355,415

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $16,324,473, which represented 44.90% of the Fund’s Net Assets.
(b)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at April 30, 2016 was $7,000, which represented 0.02% of the Fund’s Net Assets.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Banks	44.7
Electric	13.7
Telecommunications	8.7
Oil & Gas	5.2
Beverages	2.5
Pharmaceuticals	2.5
Auto Manufacturers	2.2
Mining	2.1
Diversified Financial Services	1.8
Engineering & Construction	1.8
Agriculture	1.7
Gas	1.5
Water	1.5
Insurance	1.4
Commercial Services	1.4

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016 (continued)
Media	0.9
Food	0.7
Sovereign	0.6
Home Furnishings	0.5
Real Estate	0.5
Miscellaneous Manufacturing	0.5
Transportation	0.5
Holding Companies-Diversified	0.4
Healthcare-Services	0.4
Savings & Loans	0.3
Pipelines	0.2
Chemicals	0.2
Computers	0.1
Other Assets Less Liabilities	1.5

Schedule of Investments

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—97.9%
		Australia—3.3%
GBP	300,000	APT Pipelines Ltd., EMTN	3.500%	03/22/30	$412,302
GBP	350,000	BHP Billiton Finance Ltd., Series 11, EMTN	3.250	09/25/24	526,626
EUR	600,000	BHP Billiton Finance Ltd., Series 7, EMTN	2.125	11/29/18	722,090
EUR	500,000	BHP Billiton Finance Ltd., Series 9, EMTN	2.250	09/25/20	615,901
AUD	350,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/17	269,185
EUR	200,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/19	263,977
EUR	350,000	Commonwealth Bank of Australia, EMTN	4.375	02/25/20	464,978
EUR	500,000	National Australia Bank Ltd., EMTN	2.750	08/08/22	642,815
EUR	200,000	National Australia Bank Ltd., GMTN	4.625	02/10/20	259,859
EUR	250,000	National Australia Bank Ltd., GMTN	2.000	11/12/20	307,105
EUR	200,000	Telstra Corp. Ltd., EMTN	4.250	03/23/20	265,083
EUR	150,000	Telstra Corp. Ltd., EMTN	3.500	09/21/22	201,068
EUR	100,000	Telstra Corp. Ltd., EMTN	2.500	09/15/23	127,693
AUD	800,000	Westpac Banking Corp., MTN	4.500	02/25/19	637,110

					5,715,792

		Belgium—2.1%
GBP	250,000	Anheuser-Busch InBev SA, EMTN	9.750	07/30/24	559,782
EUR	500,000	Anheuser-Busch InBev SA, EMTN	1.500	03/17/25	587,771
GBP	300,000	Anheuser-Busch InBev SA, EMTN	4.000	09/24/25	486,965
EUR	500,000	Anheuser-Busch InBev SA, EMTN	2.700	03/31/26	650,672
EUR	500,000	Anheuser-Busch InBev SA, EMTN	2.000	03/17/28	598,658
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.500	04/18/30	221,934
EUR	200,000	Anheuser-Busch InBev SA, EMTN	2.750	03/17/36	245,673
EUR	200,000	BNP Paribas Fortis SA, EMTN	5.757	10/04/17	246,524

					3,597,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Canada—15.7%
CAD	500,000	Bank of Montreal, Series DPNT	6.020%	05/02/18	$435,530
CAD	500,000	Bank of Montreal, Series DPNT	3.210	09/13/18	415,612
CAD	900,000	Bank of Montreal, Series DPNT	2.840	06/04/20	751,485
CAD	500,000	Bank of Montreal, Series DPNT	2.100	10/06/20	405,045
CAD	900,000	Bank of Montreal, Series DPNT	3.400	04/23/21	771,445
CAD	300,000	Bank of Montreal, Series DPNT	2.120	03/16/22	240,795
CAD	500,000	Bank of Nova Scotia (The)	1.800	05/09/16	399,230
CAD	900,000	Bank of Nova Scotia (The)	2.242	03/22/18	729,470
CAD	900,000	Bank of Nova Scotia (The), Series DPNT	2.462	03/14/19	736,964
CAD	850,000	Bank of Nova Scotia (The), Series DPNT	2.130	06/15/20	688,978
CAD	750,000	Bank of Nova Scotia (The), Series DPNT	2.090	09/09/20	606,538
CAD	500,000	Bank of Nova Scotia (The), Series DPNT	3.270	01/11/21	424,541
CAD	1,100,000	Bank of Nova Scotia (The), Series DPNT	2.873	06/04/21	919,105
CAD	550,000	Bell Canada	3.350	06/18/19	459,219
CAD	300,000	Bell Canada, MTN	4.400	03/16/18	251,771
CAD	450,000	Bell Canada, MTN	3.250	06/17/20	376,594
CAD	250,000	Bell Canada, Series M-26	3.350	03/22/23	209,808
CAD	600,000	Caisse Centrale Desjardins, MTN	2.795	11/19/18	494,322
CAD	550,000	Caisse Centrale Desjardins, MTN	1.748	03/02/20	439,170
CAD	500,000	Canadian Imperial Bank of Commerce/Canada	1.700	10/09/18	402,000
CAD	500,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	06/24/19	409,069
CAD	600,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	1.850	07/14/20	482,232
CAD	500,000	Canadian Natural Resources Ltd., MTN	2.890	08/14/20	390,368
GBP	400,000	Glencore Canada Financial Corp., EMTN	7.375	05/27/20	631,904
CAD	850,000	HSBC Bank Canada	2.449	01/29/21	685,754
CAD	800,000	HSBC Bank Canada, Series DPNT	3.558	10/04/17	657,167
CAD	500,000	HSBC Bank Canada, Series DPNT	2.491	05/13/19	405,289
CAD	200,000	HSBC Bank Canada, Series DPNT	2.938	01/14/20	164,787
CAD	850,000	HSBC Bank Canada, Series DPNT	2.908	09/29/21	696,917
CAD	600,000	National Bank of Canada, Series DPNT	2.404	10/28/19	492,042
CAD	200,000	National Bank of Canada, Series DPNT	1.742	03/03/20	159,783
CAD	600,000	Rogers Communications, Inc.	5.340	03/22/21	549,978
CAD	1,000,000	Royal Bank of Canada, MTN	3.030	07/26/16	802,211
CAD	700,000	Royal Bank of Canada, Series DPNT	2.260	03/12/18	567,377
CAD	750,000	Royal Bank of Canada, Series DPNT	2.820	07/12/18	615,915
CAD	850,000	Royal Bank of Canada, Series DPNT	2.890	10/11/18	701,036
CAD	800,000	Royal Bank of Canada, Series DPNT	2.770	12/11/18	658,847
CAD	700,000	Royal Bank of Canada, Series DPNT	2.980	05/07/19	582,365
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.350	12/09/19	818,138
CAD	300,000	Royal Bank of Canada, Series DPNT	1.920	07/17/20	241,408
CAD	900,000	Royal Bank of Canada, Series DPNT	2.860	03/04/21	753,820
CAD	700,000	Royal Bank of Canada, Series DPNT	1.968	03/02/22	557,340
CAD	500,000	Shaw Communications, Inc.	5.650	10/01/19	442,671
CAD	600,000	Shaw Communications, Inc.	6.750	11/09/39	590,166
CAD	350,000	TELUS Corp., MTN	2.350	03/28/22	278,396
CAD	500,000	TELUS Corp., Series CG	5.050	12/04/19	442,723
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	447,282
CAD	900,000	Toronto-Dominion Bank (The), Series DPNT	2.447	04/02/19	739,055
CAD	1,250,000	Toronto-Dominion Bank (The), Series DPNT	2.621	12/22/21	1,034,738
CAD	1,100,000	Toronto-Dominion Bank (The), Series DPNT	3.226	07/24/24	935,220

					27,091,620

		Denmark—1.0%
EUR	250,000	Carlsberg Breweries A/S, EMTN	3.375	10/13/17	299,948
GBP	150,000	DONG Energy A/S, EMTN	4.875	01/12/32	251,668
GBP	150,000	DONG Energy A/S, EMTN	5.750	04/09/40	281,093
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000	08/21/18	667,143
GBP	150,000	TDC A/S, EMTN(b)	5.625	02/23/23	248,207

					1,748,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Finland—0.4%
EUR	500,000	Fortum OYJ, EMTN	2.250%	09/06/22	$618,757

		France—18.6%
EUR	300,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/22	448,893
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.000	09/19/19	242,677
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/20	258,019
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	02/24/21	378,694
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.250	08/23/22	397,422
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/23	395,957
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/24	643,958
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/24	612,685
EUR	300,000	BNP Paribas SA, EMTN	2.000	01/28/19	360,820
EUR	550,000	BNP Paribas SA, EMTN	2.500	08/23/19	677,335
EUR	400,000	BNP Paribas SA, EMTN	3.750	11/25/20	527,799
EUR	550,000	BNP Paribas SA, EMTN	2.250	01/13/21	682,393
EUR	300,000	BNP Paribas SA, EMTN	2.875	10/24/22	388,194
EUR	500,000	BNP Paribas SA, EMTN	2.875	09/26/23	653,297
EUR	200,000	Bouygues SA	3.641	10/29/19	255,837
EUR	100,000	Bouygues SA	4.250	07/22/20	133,012
EUR	600,000	BPCE SA	4.625	07/18/23	795,958
GBP	100,000	BPCE SA	5.250	04/16/29	153,138
EUR	200,000	BPCE SA, EMTN	0.750	01/22/20	232,526
EUR	300,000	BPCE SA, EMTN	2.125	03/17/21	370,139
EUR	300,000	BPCE SA, EMTN	4.500	02/10/22	418,819
EUR	200,000	Capgemini SA	2.500	07/01/23	248,271
EUR	200,000	Carrefour SA, EMTN	1.750	05/22/19	240,455
EUR	500,000	Carrefour SA, EMTN	4.000	04/09/20	656,887
EUR	200,000	Cie Financiere et Industrielle des Autoroutes SA(b)	5.000	05/24/21	281,582
EUR	350,000	Credit Agricole SA, EMTN	5.971	02/01/18	442,070
EUR	500,000	Credit Agricole SA/London, EMTN	3.875	02/13/19	632,541
EUR	1,000,000	Credit Agricole SA/London, EMTN	2.375	11/27/20	1,246,516
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/23	296,279
EUR	300,000	Credit Agricole SA/London, EMTN	3.125	07/17/23	397,273
EUR	500,000	Credit Agricole SA/London, EMTN	2.375	05/20/24	630,866
EUR	200,000	Danone SA, EMTN	2.250	11/15/21	252,211
EUR	300,000	Electricite de France SA, EMTN	6.250	01/25/21	437,815
EUR	300,000	Electricite de France SA, EMTN	2.250	04/27/21	374,915
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/22	406,736
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/23	389,171
EUR	600,000	Electricite de France SA, EMTN	4.625	09/11/24	883,316
EUR	400,000	Electricite de France SA, EMTN	4.125	03/25/27	583,852
GBP	250,000	Electricite de France SA, EMTN	5.875	07/18/31	452,343
GBP	650,000	Electricite de France SA, EMTN	6.125	06/02/34	1,187,009
GBP	700,000	Electricite de France SA, EMTN	5.500	03/27/37	1,203,548
GBP	1,000,000	Electricite de France SA, EMTN	5.500	10/17/41	1,726,286
GBP	500,000	Electricite de France SA, EMTN	5.125	09/22/50	817,372
EUR	100,000	Engie SA, EMTN	1.375	05/19/20	120,336
EUR	1,100,000	Engie SA, EMTN	2.375	05/19/26	1,412,139
GBP	250,000	Engie SA, EMTN	5.000	10/01/60	501,313
EUR	300,000	GIE GDF SUEZ Alliance, EMTN	5.750	06/24/23	463,558
EUR	300,000	Holding d’Infrastructures de Transport SAS	4.875	10/27/21	420,714
EUR	200,000	HSBC France SA, EMTN	1.875	01/16/20	241,678
EUR	300,000	La Poste SA, EMTN	4.250	11/08/21	416,182
EUR	300,000	La Poste SA, EMTN	2.750	11/26/24	398,049
EUR	500,000	Orange SA, EMTN	3.875	04/09/20	653,214
EUR	150,000	Orange SA, EMTN	3.875	01/14/21	199,782
EUR	500,000	Orange SA, EMTN	3.000	06/15/22	655,233
GBP	600,000	Orange SA, EMTN	5.625	01/23/34	1,110,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		France (continued)
EUR	200,000	Sanofi, EMTN	1.875%	09/04/20	$245,613
EUR	200,000	Sanofi, EMTN	1.750	09/10/26	245,908
EUR	300,000	Societe Generale SA, EMTN	2.250	01/23/20	368,050
EUR	300,000	Societe Generale SA, EMTN	4.250	07/13/22	417,833
EUR	200,000	Total Capital Canada Ltd., EMTN	2.125	09/18/29	249,279
EUR	300,000	Total Capital International SA, EMTN	2.500	03/25/26	390,660
GBP	350,000	Veolia Environnement SA, EMTN	6.125	10/29/37	683,630

					32,008,573

		Germany—8.7%
EUR	300,000	Allianz Finance II BV, EMTN	3.500	02/14/22	406,664
GBP	300,000	Allianz Finance II BV, Series 62	4.500	03/13/43	523,422
EUR	300,000	BASF SE, Series 10Y	2.000	12/05/22	375,871
EUR	200,000	BMW Finance NV, EMTN	0.500	09/05/18	231,321
EUR	250,000	BMW Finance NV, EMTN	3.250	01/14/19	310,601
EUR	200,000	BMW Finance NV, EMTN	0.875	11/17/20	234,428
EUR	250,000	BMW US Capital LLC, EMTN	1.125	09/18/21	295,476
EUR	200,000	BMW US Capital LLC, EMTN	0.625	04/20/22	229,347
EUR	300,000	Commerzbank AG, EMTN	4.000	09/16/20	395,063
EUR	200,000	Commerzbank AG, EMTN	4.000	03/23/26	238,320
EUR	450,000	Daimler AG, EMTN	1.500	11/19/18	533,909
EUR	250,000	Daimler AG, EMTN	0.875	01/12/21	292,251
EUR	250,000	Daimler AG, EMTN	1.500	03/09/26	296,755
EUR	400,000	Deutsche Bank AG, EMTN	1.250	09/08/21	457,357
EUR	300,000	Deutsche Bank AG, EMTN	2.375	01/11/23	363,677
EUR	200,000	Deutsche Bank AG, EMTN	1.125	03/17/25	216,643
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/21	186,420
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/22	419,503
EUR	200,000	Deutsche Telekom International Finance BV, EMTN	0.625	04/03/23	227,811
EUR	200,000	Deutsche Telekom International Finance BV, EMTN	1.500	04/03/28	231,770
EUR	400,000	E.ON International Finance BV, EMTN	5.750	05/07/20	556,623
GBP	300,000	E.ON International Finance BV, EMTN	6.375	06/07/32	543,640
GBP	600,000	E.ON International Finance BV, EMTN	5.875	10/30/37	1,043,492
GBP	200,000	E.ON International Finance BV, EMTN	6.750	01/27/39	381,998
EUR	200,000	Landesbank Hessen-Thueringen Girozentrale, EMTN	0.375	03/10/20	229,494
EUR	250,000	LBBW, EMTN	0.375	01/29/19	287,911
EUR	150,000	Merck Financial Services GmbH, EMTN	4.500	03/24/20	200,305
EUR	200,000	Norddeutsche Landesbank Girozentrale, EMTN	0.625	09/24/18	231,336
EUR	400,000	RWE Finance BV, EMTN	6.625	01/31/19	534,492
EUR	300,000	RWE Finance BV, EMTN	6.500	08/10/21	438,827
GBP	200,000	RWE Finance BV, EMTN	6.250	06/03/30	319,870
GBP	700,000	RWE Finance BV, EMTN	4.750	01/31/34	940,024
GBP	200,000	RWE Finance BV, EMTN	6.125	07/06/39	310,080
EUR	300,000	Siemens Financieringsmaatschappij NV, EMTN	1.750	03/12/21	370,111
GBP	300,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/42	480,152
EUR	250,000	Volkswagen International Finance NV, EMTN	3.250	01/21/19	307,396
EUR	400,000	Volkswagen International Finance NV, EMTN	2.000	03/26/21	481,990
EUR	500,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/22	610,010
EUR	300,000	Vonovia Finance BV, EMTN	1.625	12/15/20	357,823

					15,092,183

		Hong Kong—0.2%
EUR	300,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/21	349,565

		Italy—6.8%
EUR	250,000	Assicurazioni Generali SpA, EMTN	2.875	01/14/20	312,623
EUR	300,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/26	377,306
EUR	250,000	Atlantia SpA	3.625	11/30/18	311,819
GBP	300,000	Atlantia SpA, EMTN	6.250	06/09/22	537,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Italy (continued)
EUR	250,000	Enel Finance International NV, EMTN	5.000%	09/14/22	$363,555
EUR	500,000	Enel Finance International NV, EMTN	4.875	04/17/23	729,183
GBP	400,000	Enel Finance International NV, EMTN	5.625	08/14/24	702,206
EUR	200,000	Enel SpA	4.875	02/20/18	248,609
GBP	800,000	Enel SpA, EMTN	5.750	06/22/37	1,470,230
EUR	200,000	Eni SpA	4.125	09/16/19	258,271
EUR	150,000	Eni SpA, EMTN	4.000	06/29/20	196,349
EUR	300,000	Eni SpA, EMTN	3.250	07/10/23	395,662
EUR	300,000	Eni SpA, EMTN	3.750	09/12/25	414,387
EUR	200,000	Eni SpA, EMTN	3.625	01/29/29	275,837
EUR	300,000	Intesa Sanpaolo SpA, EMTN	4.000	11/09/17	363,419
EUR	500,000	Intesa Sanpaolo SpA, EMTN	3.000	01/28/19	613,187
EUR	400,000	Intesa Sanpaolo SpA, EMTN	4.375	10/15/19	516,931
EUR	300,000	Intesa Sanpaolo SpA, EMTN	2.000	06/18/21	360,365
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/23	339,030
EUR	200,000	Intesa Sanpaolo SpA, GMTN	4.000	11/08/18	250,080
EUR	300,000	Mediobanca SpA, EMTN	0.875	11/14/17	346,508
EUR	100,000	Snam SpA, EMTN	3.875	03/19/18	122,662
EUR	200,000	Snam SpA, EMTN	3.500	02/13/20	256,211
EUR	200,000	Snam SpA, EMTN	5.250	09/19/22	293,480
EUR	300,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.750	03/15/21	415,173
EUR	300,000	UniCredit SpA, EMTN	3.375	01/11/18	361,770
EUR	550,000	UniCredit SpA, EMTN	3.625	01/24/19	682,009
EUR	150,000	Unione di Banche Italiane SCpA, EMTN	2.875	02/18/19	182,644

					11,696,565

		Japan—0.5%
JPY	100,000,000	Panasonic Corp., Series 12	0.387	03/19/20	942,378

		Netherlands—6.1%
EUR	300,000	ABN AMRO Bank NV, EMTN	6.375	04/27/21	417,138
EUR	200,000	ABN AMRO Bank NV, EMTN	4.125	03/28/22	274,664
EUR	200,000	ABN AMRO Bank NV, EMTN	7.125	07/06/22	290,269
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/23	384,568
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	4.125	01/12/21	669,485
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, GMTN	4.125	01/14/20	652,832
EUR	600,000	Cooperatieve Rabobank UA	3.875	07/25/23	777,872
EUR	500,000	Cooperatieve Rabobank UA, EMTN	4.750	06/06/22	709,975
EUR	400,000	Cooperatieve Rabobank UA, EMTN	4.125	09/14/22	521,197
GBP	800,000	Cooperatieve Rabobank UA, EMTN	5.250	09/14/27	1,281,412
EUR	600,000	Cooperatieve Rabobank UA, GMTN	3.750	11/09/20	773,439
EUR	300,000	Cooperatieve Rabobank UA, GMTN	4.000	01/11/22	407,094
EUR	250,000	Heineken NV, EMTN	2.125	08/04/20	307,960
EUR	400,000	ING Bank NV, EMTN	0.700	04/16/20	463,292
EUR	450,000	ING Bank NV, EMTN	4.500	02/21/22	626,820
GBP	300,000	Koninklijke KPN NV, GMTN	5.750	09/17/29	544,844
EUR	200,000	Shell International Finance BV, EMTN	1.625	03/24/21	243,837
EUR	400,000	Shell International Finance BV, EMTN	1.000	04/06/22	470,987
EUR	200,000	Shell International Finance BV, EMTN	1.875	09/15/25	245,100
EUR	350,000	Shell International Finance BV, EMTN	1.625	01/20/27	412,836

					10,475,621

		Norway—1.5%
EUR	275,000	DNB Bank ASA, EMTN	3.875	06/29/20	361,365
EUR	250,000	DNB Bank ASA, EMTN(b)	4.375	02/24/21	339,963
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/22	345,804
EUR	250,000	Statoil ASA, EMTN	5.625	03/11/21	357,604
EUR	250,000	Statoil ASA, EMTN	1.250	02/17/27	284,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Norway (continued)
GBP	400,000	Statoil ASA, EMTN	6.875%	03/11/31	$830,545
SEK	1,000,000	Telenor ASA, EMTN	2.375	03/19/19	131,722

					2,651,388

		Spain—4.4%
EUR	200,000	BBVA Senior Finance SAU, GMTN	3.750	01/17/18	243,371
EUR	300,000	BBVA Senior Finance SAU, GMTN	2.375	01/22/19	364,006
EUR	200,000	CaixaBank SA, MTN	3.125	05/14/18	242,499
EUR	150,000	Iberdrola Finanzas SAU, EMTN	4.125	03/23/20	197,526
GBP	200,000	Iberdrola Finanzas SAU, EMTN	7.375	01/29/24	385,097
EUR	200,000	Iberdrola International BV, EMTN	3.500	02/01/21	262,196
EUR	100,000	Repsol International Finance BV, EMTN	4.875	02/19/19	128,562
EUR	300,000	Repsol International Finance BV, EMTN	2.625	05/28/20	366,647
EUR	200,000	Repsol International Finance BV, EMTN	3.625	10/07/21	256,371
EUR	300,000	Santander Consumer Finance SA(b)	0.900	02/18/20	345,137
EUR	500,000	Santander Consumer Finance SA, EMTN	1.500	11/12/20	588,068
EUR	200,000	Santander International Debt SAU, EMTN	1.375	12/14/22	233,676
EUR	100,000	Santander International Debt SAU, EMTN	4.125	10/04/17	121,180
EUR	200,000	Santander International Debt SAU, EMTN	4.000	01/24/20	258,684
EUR	400,000	Santander Issuances SAU, EMTN	2.500	03/18/25	445,346
EUR	350,000	Telefonica Emisiones SAU, EMTN	4.693	11/11/19	461,474
EUR	200,000	Telefonica Emisiones SAU, EMTN	4.710	01/20/20	264,938
GBP	500,000	Telefonica Emisiones SAU, EMTN	5.597	03/12/20	821,902
EUR	100,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/22	123,199
GBP	500,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/22	840,833
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.375	02/02/26	515,262
EUR	100,000	Telefonica Emisiones SAU, GMTN	3.987	01/23/23	136,251

					7,602,225

		Sweden—2.7%
EUR	350,000	Nordea Bank AB, EMTN	4.500	03/26/20	455,075
EUR	500,000	Nordea Bank AB, EMTN	2.000	02/17/21	617,711
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/22	265,016
EUR	200,000	Nordea Bank AB, EMTN	1.125	02/12/25	231,499
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/18	132,427
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/21	246,035
EUR	200,000	Skandinaviska Enskilda Banken AB, GMTN	1.875	11/14/19	242,450
EUR	100,000	Svenska Handelsbanken AB, EMTN	2.250	08/27/20	123,952
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/21	553,905
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/22	257,918
SEK	2,000,000	Telia Co. AB, EMTN	3.625	11/08/23	270,501
EUR	150,000	Vattenfall AB, EMTN	6.250	03/17/21	217,525
GBP	500,000	Vattenfall AB, EMTN	6.875	04/15/39	1,029,434

					4,643,448

		Switzerland—3.3%
EUR	200,000	ABB Finance BV, EMTN	2.625	03/26/19	245,532
EUR	250,000	Credit Suisse AG/London, EMTN	0.625	11/20/18	289,042
EUR	300,000	Credit Suisse AG/London, EMTN	4.750	08/05/19	392,099
EUR	550,000	Credit Suisse AG/London, EMTN	1.375	11/29/19	651,422
EUR	500,000	Credit Suisse AG/London, EMTN	1.375	01/31/22	589,955
GBP	400,000	Credit Suisse Group Funding Guernsey Ltd.	3.000	05/27/22	583,671
EUR	400,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.250	04/14/22	448,524
CHF	300,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.000	04/14/23	309,793
GBP	250,000	Glencore Finance Europe SA, EMTN	6.500	02/27/19	389,984
EUR	200,000	Roche Finance Europe BV, EMTN	0.875	02/25/25	233,563
EUR	150,000	Roche Holdings, Inc., EMTN	6.500	03/04/21	224,743
CHF	600,000	Swisscom AG	3.250	09/14/18	677,156
EUR	300,000	UBS AG/London, EMTN	1.125	06/30/20	355,605

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Switzerland (continued)
EUR	100,000	UBS AG/London, EMTN	1.250%	09/03/21	$119,193
EUR	200,000	UBS Group Funding Jersey Ltd.	1.750	11/16/22	235,633

					5,745,915

		United Kingdom—22.6%
EUR	250,000	Abbey National Treasury Services PLC/U.K., EMTN	2.000	01/14/19	297,636
GBP	300,000	Abbey National Treasury Services PLC/U.K., EMTN	3.875	10/15/29	460,049
GBP	200,000	ABP Finance PLC, EMTN	6.250	12/14/26	355,298
EUR	900,000	Barclays, EMTN	6.000	01/14/21	1,175,428
GBP	800,000	Barclays Bank PLC, EMTN	10.000	05/21/21	1,461,793
GBP	250,000	BAT International Finance PLC, EMTN	7.250	03/12/24	484,843
GBP	300,000	BAT International Finance PLC, EMTN	4.000	09/04/26	486,463
GBP	100,000	BAT International Finance PLC, EMTN	6.000	11/24/34	196,830
GBP	500,000	BG Energy Capital PLC, EMTN	5.125	12/01/25	868,148
GBP	300,000	BG Energy Capital PLC, EMTN	5.000	11/04/36	526,726
EUR	250,000	BP Capital Markets PLC, EMTN	2.994	02/18/19	308,658
EUR	300,000	BP Capital Markets PLC, EMTN	2.177	09/28/21	369,551
EUR	250,000	BP Capital Markets PLC, EMTN	2.972	02/27/26	325,305
EUR	300,000	BP Capital Markets PLC, EMTN	1.573	02/16/27	342,669
GBP	250,000	British Telecommunications PLC	5.750	12/07/28	465,919
EUR	300,000	British Telecommunications PLC, EMTN	1.125	06/10/19	352,772
EUR	200,000	British Telecommunications PLC, EMTN	1.125	03/10/23	229,345
EUR	300,000	British Telecommunications PLC, EMTN	1.750	03/10/26	349,984
GBP	150,000	British Telecommunications PLC, EMTN	6.375	06/23/37	308,115
GBP	250,000	BUPA Finance PLC	5.000	04/25/23	380,321
GBP	500,000	Centrica PLC, EMTN	6.375	03/10/22	895,123
GBP	200,000	Centrica PLC, EMTN	4.375	03/13/29	322,642
GBP	500,000	Centrica PLC, EMTN	4.250	09/12/44	759,895
GBP	250,000	Friends Life Holdings PLC	8.250	04/21/22	438,629
EUR	350,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/24	417,390
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/27	308,083
GBP	500,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/39	1,067,088
GBP	600,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/42	1,143,015
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/45	415,592
GBP	500,000	Heathrow Funding Ltd., EMTN	7.125	02/14/24	923,531
GBP	750,000	Heathrow Funding Ltd., EMTN	6.750	12/03/26	1,487,006
EUR	600,000	HSBC Bank PLC, EMTN	4.000	01/15/21	806,036
GBP	600,000	HSBC Bank PLC, EMTN	5.375	08/22/33	986,718
GBP	600,000	HSBC Holdings PLC	6.750	09/11/28	1,032,049
EUR	250,000	HSBC Holdings PLC, EMTN	6.000	06/10/19	329,845
EUR	300,000	HSBC Holdings PLC, EMTN	3.000	06/30/25	353,393
GBP	600,000	HSBC Holdings PLC, EMTN	5.750	12/20/27	962,533
GBP	200,000	HSBC Holdings PLC, EMTN	6.000	03/29/40	328,044
GBP	450,000	Imperial Brands Finance PLC, EMTN	9.000	02/17/22	885,793
GBP	450,000	Imperial Brands Finance PLC, EMTN	5.500	09/28/26	793,612
EUR	100,000	Lloyds Bank PLC, EMTN	5.375	09/03/19	133,483
EUR	300,000	Lloyds Bank PLC, EMTN	6.500	03/24/20	405,846
GBP	300,000	Lloyds Bank PLC, EMTN	7.500	04/15/24	585,603
EUR	350,000	Lloyds Bank PLC, EMTN	1.250	01/13/25	400,506
GBP	1,224,000	Lloyds Bank PLC, EMTN	7.625	04/22/25	2,230,343
GBP	250,000	Motability Operations Group PLC, EMTN	3.625	03/10/36	384,683
GBP	250,000	National Grid Electricity Transmission PLC, EMTN	4.000	06/08/27	411,585
EUR	200,000	Nationwide Building Society, EMTN	1.125	06/03/22	230,329
EUR	300,000	Nationwide Building Society, EMTN	1.250	03/03/25	335,499
GBP	250,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/29	380,055
EUR	250,000	Royal Bank of Scotland PLC (The), EMTN	5.375	09/30/19	332,378
EUR	300,000	Royal Bank of Scotland PLC (The), EMTN	5.500	03/23/20	407,323
EUR	300,000	SABMiller Holdings, Inc., EMTN	1.875	01/20/20	365,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2016

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		United Kingdom (continued)
GBP	500,000	Santander UK Group Holdings PLC, EMTN	3.625%	01/14/26	$726,583
GBP	200,000	Scottish Widows Ltd.	5.500	06/16/23	303,321
GBP	400,000	Scottish Widows Ltd.	7.000	06/16/43	629,663
GBP	100,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/26	156,816
EUR	500,000	Sky PLC, EMTN	1.500	09/15/21	583,182
GBP	200,000	Society of Lloyd’s	4.750	10/30/24	303,779
GBP	200,000	SSE PLC, EMTN	8.375	11/20/28	444,975
EUR	400,000	Standard Chartered PLC, EMTN	1.625	11/20/18	470,230
EUR	200,000	Standard Chartered PLC, EMTN	1.625	06/13/21	233,966
GBP	300,000	Standard Chartered PLC, EMTN	5.125	06/06/34	385,600
GBP	300,000	Standard Chartered PLC, EMTN	4.375	01/18/38	442,632
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	4.000	06/19/25	323,407
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/41	381,529
GBP	350,000	Thames Water Utilities Finance Ltd., EMTN	5.125	09/28/37	634,107
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/43	546,407
EUR	300,000	Vodafone Group PLC, EMTN	4.650	01/20/22	415,110
EUR	200,000	Vodafone Group PLC, EMTN	1.750	08/25/23	237,616
EUR	300,000	Vodafone Group PLC, EMTN	2.200	08/25/26	357,402
GBP	200,000	Wellcome Trust Finance PLC	4.625	07/25/36	381,791

					38,962,758

		Total Corporate Bonds (Cost $178,048,287)			168,942,826

		Sovereign Debt Obligations—0.6%
		Japan—0.6%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/23	304,293
JPY	60,000,000	Development Bank of Japan, Inc.	2.300	03/19/26	692,774

		Total Sovereign Debt Obligations (Cost $1,060,429)			997,067

		Total Investments (Cost $179,108,716)—98.5%			169,939,893
		Other assets less liabilities—1.5%			2,612,260

		Net Assets—100.0%			$172,552,153

Investment Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

DPNT—Deposit Note

EUR—Euro

EMTN—Euro Medium-Term Note

GBP—British Pound

GMTN—Global Medium-Term Note

JPY—Japanese Yen

MTN—Medium-Term Notes

NOK—Norwegian Krone

SEK—Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $1,214,889, which represented 0.70% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Banks	32.8
Oil & Gas	5.8
Telecommunications	5.7
Media	5.6
Pharmaceuticals	4.5
Diversified Financial Services	4.3
Auto Manufacturers	3.3
Retail	3.2
Insurance	2.7
Beverages	2.6
Healthcare-Products	2.5
Food	2.1
Electric	2.1
Pipelines	2.0
Miscellaneous Manufacturing	2.0
Semiconductors	1.7
REITs	1.6

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016 (continued)
Software	1.4
Healthcare-Services	1.3
Biotechnology	1.3
Chemicals	1.3
Oil & Gas Services	1.2
Agriculture	1.0
Metal Fabricate/Hardware	0.9
Mining	0.8
Machinery-Diversified	0.7
Electrical Components & Equipment	0.7
Transportation	0.7
Commercial Services	0.6
Computers	0.6
Cosmetics/Personal Care	0.6
Machinery-Construction & Mining	0.6
Gas	0.6
Money Market Fund Plus Other Assets Less Liabilities	1.2

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.8%
	Agriculture—1.0%
$100,000	Altria Group, Inc.	2.625%	01/14/20	$103,737
50,000	Philip Morris International, Inc.	4.500	03/26/20	55,671

				159,408

	Auto Manufacturers—3.3%
100,000	American Honda Finance Corp., MTN	1.600	07/13/18	100,844
100,000	Ford Motor Credit Co. LLC	8.000	12/15/16	104,221
100,000	Ford Motor Credit Co. LLC	8.125	01/15/20	119,767
100,000	General Motors Financial Co., Inc.	2.400	04/10/18	100,666
100,000	General Motors Financial Co., Inc.	3.500	07/10/19	103,483

				528,981

	Banks—32.8%
200,000	Abbey National Treasury Services PLC (United Kingdom)	1.650	09/29/17	200,399
200,000	American Express Bank FSB, Series BKNT	6.000	09/13/17	212,231
100,000	Bank of America Corp.	3.875	03/22/17	102,234
120,000	Bank of America Corp.	6.000	09/01/17	126,824
100,000	Bank of America Corp.	6.875	11/15/18	112,097
200,000	Bank of America NA, Series BKNT	1.250	02/14/17	200,427
120,000	Bank of Montreal, MTN (Canada)	1.300	07/15/16	120,158
200,000	Bank of Montreal, MTN (Canada)	1.450	04/09/18	199,993
200,000	Bank of Montreal, MTN (Canada)	1.800	07/31/18	200,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$125,000	Bank of New York Mellon Corp. (The), MTN	2.300%	09/11/19	$127,904
200,000	Bank of Nova Scotia (The) (Canada)	1.450	04/25/18	200,102
200,000	Bank of Nova Scotia (The) (Canada)	1.700	06/11/18	201,146
100,000	Bank of Nova Scotia (The), Series BKNT (Canada)	1.250	04/11/17	100,235
100,000	BB&T Corp., MTN	2.625	06/29/20	102,320
98,000	BNP Paribas SA, MTN (France)	2.450	03/17/19	100,096
120,000	Capital One Financial Corp.	2.450	04/24/19	121,463
120,000	Citigroup, Inc.	1.300	11/15/16	120,109
120,000	Citigroup, Inc.	8.500	05/22/19	142,183
100,000	Credit Suisse AG/New York NY (Switzerland)	6.000	02/15/18	106,548
27,000	Deutsche Bank AG/London, Series 3FXD (Germany)	1.400	02/13/17	26,989
100,000	Goldman Sachs Group, Inc. (The), GMTN	5.375	03/15/20	111,243
100,000	Goldman Sachs Group, Inc. (The)	2.750	09/15/20	101,602
200,000	JPMorgan Chase & Co., MTN	1.350	02/15/17	200,624
120,000	JPMorgan Chase & Co.	6.300	04/23/19	135,274
100,000	JPMorgan Chase & Co.	2.250	01/23/20	100,785
200,000	Lloyds Bank PLC (United Kingdom)	2.000	08/17/18	200,918
100,000	Morgan Stanley, GMTN	4.750	03/22/17	103,107
50,000	Morgan Stanley, GMTN	6.625	04/01/18	54,568
100,000	Morgan Stanley	2.800	06/16/20	102,059
200,000	Royal Bank of Canada, GMTN (Canada)	1.800	07/30/18	201,569
100,000	Santander Holdings USA, Inc.	3.450	08/27/18	102,595
200,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	1.350	07/11/17	199,813
100,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.750	07/23/18	100,643
100,000	Toronto-Dominion Bank (The), Series BKNT, GMTN (Canada)	2.125	07/02/19	101,436
200,000	US Bancorp, MTN	1.650	05/15/17	201,297
100,000	Wells Fargo & Co.	5.125	09/15/16	101,545
200,000	Wells Fargo & Co., MTN	1.400	09/08/17	200,571
200,000	Wells Fargo & Co.	1.500	01/16/18	200,911

				5,344,993

	Beverages—2.6%
75,000	Anheuser-Busch Cos. LLC (Belgium)	5.500	01/15/18	80,495
120,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	7.750	01/15/19	139,793
100,000	Coca-Cola Enterprises, Inc.	3.500	09/15/20	104,923
100,000	PepsiCo, Inc.	0.950	02/22/17	100,235

				425,446

	Biotechnology—1.3%
100,000	Amgen, Inc.	5.700	02/01/19	111,296
100,000	Gilead Sciences, Inc.	2.550	09/01/20	103,932

				215,228

	Chemicals—1.3%
100,000	E.I. du Pont de Nemours & Co.	5.750	03/15/19	111,608
100,000	Sherwin-Williams Co. (The)	1.350	12/15/17	100,228

				211,836

	Commercial Services—0.6%
100,000	Western Union Co. (The)	5.930	10/01/16	101,995

	Computers—0.6%
100,000	International Business Machines Corp.	1.250	02/06/17	100,413

	Cosmetics/Personal Care—0.6%
100,000	Procter & Gamble Co. (The)	1.900	11/01/19	102,548

	Diversified Financial Services—4.3%
120,000	Air Lease Corp.	5.625	04/01/17	124,174
100,000	American Express Credit Corp., MTN	1.125	06/05/17	99,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services (continued)
$100,000	BlackRock, Inc.	6.250%	09/15/17	$107,007
60,000	Jefferies Group LLC	8.500	07/15/19	68,721
200,000	Synchrony Financial	3.000	08/15/19	203,081
100,000	Synchrony Financial	2.700	02/03/20	100,100

				703,042

	Electric—2.1%
120,000	Entergy Texas, Inc.	7.125	02/01/19	136,022
100,000	Southern Co. (The)	2.750	06/15/20	102,691
100,000	Xcel Energy, Inc.	4.700	05/15/20	109,503

				348,216

	Electrical Components & Equipment—0.7%
100,000	Emerson Electric Co.	4.875	10/15/19	110,490

	Food—2.1%
100,000	Kraft Heinz Foods Co.	6.125	08/23/18	110,319
100,000	Kroger Co. (The)	3.300	01/15/21	105,796
120,000	Mondelez International, Inc.	6.125	02/01/18	129,724

				345,839

	Gas—0.6%
100,000	Sempra Energy	2.300	04/01/17	100,807

	Healthcare-Products—2.5%
100,000	Abbott Laboratories	2.000	03/15/20	99,416
99,000	Danaher Corp.	2.400	09/15/20	102,230
100,000	Life Technologies Corp.	6.000	03/01/20	112,597
100,000	Stryker Corp.	1.300	04/01/18	99,981

				414,224

	Healthcare-Services—1.3%
50,000	Anthem, Inc.	1.875	01/15/18	50,228
100,000	Laboratory Corp. of America Holdings	2.200	08/23/17	100,671
50,000	UnitedHealth Group, Inc.	2.700	07/15/20	52,133

				203,032

	Insurance—2.7%
100,000	American International Group, Inc.	6.400	12/15/20	116,401
100,000	Berkshire Hathaway, Inc.	1.900	01/31/17	100,891
100,000	Chubb INA Holdings, Inc.	5.700	02/15/17	103,777
100,000	Prudential Financial, Inc., MTN	4.500	11/15/20	109,696

				430,765

	Machinery-Construction & Mining—0.6%
100,000	Caterpillar Financial Services Corp., MTN	2.000	03/05/20	101,798

	Machinery-Diversified—0.7%
100,000	Deere & Co.	4.375	10/16/19	110,076

	Media—5.6%
100,000	CBS Corp.	5.750	04/15/20	114,134
50,000	Comcast Cable Communications LLC	8.875	05/01/17	53,841
100,000	Comcast Corp.	5.700	07/01/19	113,327
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.875	10/01/19	113,280
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.000	03/01/21	111,869
100,000	Scripps Networks Interactive, Inc.	2.800	06/15/20	101,233
150,000	Thomson Reuters Corp.	1.300	02/23/17	149,827
50,000	Time Warner Cable, Inc.	8.250	04/01/19	58,734
87,000	Walt Disney Co. (The), Series C, GMTN	5.625	09/15/16	88,611

				904,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Metal Fabricate/Hardware—0.9%
$150,000	Precision Castparts Corp.	1.250%	01/15/18	$150,508

	Mining—0.8%
100,000	Newmont Mining Corp.	5.125	10/01/19	108,193
25,000	Rio Tinto Finance USA Ltd. (United Kingdom)	3.500	11/02/20	26,353

				134,546

	Miscellaneous Manufacturing—2.0%
100,000	3M Co., GMTN	2.000	08/07/20	103,318
100,000	General Electric Co., GMTN	5.500	01/08/20	114,298
100,000	Illinois Tool Works, Inc.	0.900	02/25/17	100,102

				317,718

	Oil & Gas—5.8%
100,000	BP Capital Markets PLC (United Kingdom)	4.742	03/11/21	112,002
100,000	Chevron Corp.	1.718	06/24/18	100,986
47,000	Chevron Corp.	2.427	06/24/20	48,320
50,000	ConocoPhillips	5.750	02/01/19	55,091
100,000	EOG Resources, Inc.	2.450	04/01/20	100,628
50,000	Exxon Mobil Corp.	1.819	03/15/19	50,781
100,000	Marathon Petroleum Corp.	5.125	03/01/21	108,549
100,000	Occidental Petroleum Corp.	1.750	02/15/17	100,854
100,000	Petro-Canada (Canada)	6.050	05/15/18	106,979
50,000	Total Capital International SA (France)	1.500	02/17/17	50,234
100,000	Total Capital SA (France)	4.125	01/28/21	109,704

				944,128

	Oil & Gas Services—1.2%
100,000	Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.	6.500	11/15/20	95,000
100,000	SESI LLC	6.375	05/01/19	93,770

				188,770

	Pharmaceuticals—4.5%
100,000	AbbVie, Inc.	1.800	05/14/18	100,745
100,000	AbbVie, Inc.	2.500	05/14/20	101,804
100,000	Cardinal Health, Inc.	1.950	06/15/18	101,099
100,000	Johnson & Johnson	5.150	07/15/18	109,111
100,000	Johnson & Johnson	1.875	12/05/19	102,607
100,000	Novartis Securities Investment Ltd. (Switzerland)	5.125	02/10/19	110,445
100,000	Pfizer, Inc.	6.200	03/15/19	113,438

				739,249

	Pipelines—2.0%
100,000	Enbridge Energy Partners LP	4.375	10/15/20	101,152
100,000	Kinder Morgan Energy Partners LP	5.950	02/15/18	105,221
20,000	Spectra Energy Capital LLC	8.000	10/01/19	22,991
100,000	Williams Partners LP / Williams Partners Finance Corp.	7.250	02/01/17	103,092

				332,456

	REITs—1.6%
50,000	Boston Properties LP	5.875	10/15/19	56,175
100,000	Simon Property Group LP	2.150	09/15/17	101,175
100,000	Welltower, Inc.	4.125	04/01/19	105,195

				262,545

	Retail—3.2%
100,000	Costco Wholesale Corp.	1.125	12/15/17	100,374
100,000	McDonald’s Corp.	2.750	12/09/20	103,911
100,000	Target Corp.	5.375	05/01/17	104,476
100,000	Target Corp.	6.000	01/15/18	108,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail (continued)
$100,000	Wal-Mart Stores, Inc.	5.375%	04/05/17	$104,314

				521,448

	Semiconductors—1.7%
75,000	Intel Corp.	1.950	10/01/16	75,414
100,000	Intel Corp.	1.350	12/15/17	100,695
100,000	Intel Corp.	2.450	07/29/20	103,473

				279,582

	Software—1.4%
100,000	Microsoft Corp.	3.000	10/01/20	107,227
100,000	Oracle Corp.	5.000	07/08/19	111,796

				219,023

	Telecommunications—5.7%
100,000	AT&T, Inc.	1.600	02/15/17	100,430
100,000	AT&T, Inc.	1.400	12/01/17	100,046
100,000	Cisco Systems, Inc.	1.100	03/03/17	100,321
100,000	Cisco Systems, Inc.	4.950	02/15/19	110,258
100,000	Cisco Systems, Inc.	4.450	01/15/20	110,614
125,000	Rogers Communications, Inc. (Canada)	6.800	08/15/18	139,027
100,000	Telefonica Emisiones SAU (Spain)	6.421	06/20/16	100,677
100,000	Telefonica Emisiones SAU (Spain)	5.877	07/15/19	111,816
50,000	Verizon Communications, Inc.	2.550	06/17/19	51,588

				924,777

	Transportation—0.7%
100,000	Norfolk Southern Corp.	5.750	04/01/18	107,972

	Total Corporate Bonds (Cost $15,911,128)			16,086,715

Number of Shares
	Money Market Fund—1.7%
278,931	Invesco Premier Portfolio—Institutional Class, 0.39%(a) (Cost $278,931)			278,931

	Total Investments (Cost $16,190,059)—100.5%			16,365,646
	Other assets less liabilities—(0.5)%			(86,859)

	Net Assets—100.0%			$16,278,787

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

April 30, 2016

(Unaudited)

Portfolio Composition
State and Territory Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Alabama	3.1
California	14.9
Florida	5.4
Illinois	3.8
Massachusetts	4.6
New York	24.8
Pennsylvania	6.2
Texas	5.3
Other States and Territories Less Than 3% Each	29.1
Other Assets Less Liabilities	2.8

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—97.2%
	Ad Valorem Property Tax—10.5%
$1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000%	02/15/38	$1,542,015
150,000	Beaver County Pennsylvania Notes Ser. 09 AGM(a)	5.550	11/15/17	161,301
2,850,000	Beaver County Pennsylvania Notes Ser. 09 AGM	5.550	11/15/31	3,043,857
2,000,000	California State Various Purpose Ser. 09	5.500	11/01/39	2,301,800
4,380,000	California State Various Purpose Ser. 09	6.000	11/01/39	5,147,464
12,050,000	California State Various Purpose Ser. 10	5.500	03/01/40	14,081,992
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	691,224
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/44	22,745,000
3,340,000	City of New York Ser. 11A-1	5.000	08/01/32	3,914,747
1,080,000	City of New York Sub.-Ser. 09J-1	5.000	05/15/36	1,209,038
2,500,000	City of Philadelphia Pennsylvania Ser. 09B AGC(a)	7.125	07/15/16	2,534,975
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,495,450
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	570,375
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,623,225
1,000,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC(a)	5.500	06/01/19	1,144,370
4,000,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/39	4,797,600
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,259,640
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,621,800
500,000	Los Angeles Unified School District (Election 2004) Ser. 06G AMBAC(a)	5.000	07/01/16	503,955
1,610,000	Los Angeles Unified School District (Election 2008) Ser. 16A	5.000	07/01/40	1,929,279
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/36	4,836,880
7,150,000	Massachusetts State Ser. 16A	5.000	03/01/41	8,420,627
5,000,000	Massachusetts State Ser. 16A	5.000	03/01/46	5,865,250
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	518,175
9,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	9,258,336
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	966,246
2,045,000	Rockwall Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	02/15/46	2,410,932
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM(a)	5.250	08/01/17	2,646,425
2,000,000	State Center California Community College District (Election 2002) Ser. 07A AGM(a)	5.000	08/01/17	2,110,880
3,280,000	Texas State Ref. (Transportation Commission) Ser. 14A	5.000	10/01/44	3,899,231
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,780,550
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM(a)	5.000	08/01/18	2,779,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Ad Valorem Property Tax (continued)
$3,000,000	Ysleta Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000%	08/15/45	$3,566,430

				128,378,646

	Auto Parking Revenue—0.6%
2,000,000	Miami Beach Florida Parking Rev. Ser. 15	5.000	09/01/45	2,309,520
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,242,700
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,803,375

				7,355,595

	College Revenue—7.8%
5,000,000	Build New York City Resource Corp. Rev. Ref. (New York Law School Project) Ser. 16	5.000	07/01/41	5,663,300
3,000,000	California State Educational Facilities Auth. Rev. Ref. (Pepperdine University) Ser. 16	5.000	10/01/49	3,593,430
4,445,000	California State University Rev. Systemwide Ser. 08A AGM(a)	5.000	05/01/18	4,830,426
65,000	California State University Rev. Systemwide Ser. 08A AGM	5.000	11/01/39	70,312
2,435,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL(a)	5.000	04/01/17	2,533,496
565,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL	5.000	10/01/29	583,927
1,105,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC(a)	5.000	06/15/20	1,281,756
3,140,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	3,540,852
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,147,180
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/39	2,316,660
875,000	Massachusetts State Development Finance Agency Rev. (Boston University) Ser. 13X	5.000	10/01/48	1,014,886
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O(a)	6.000	07/01/18	1,392,700
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing Rev. (A&M University Project) Ser. 14A AGM	5.000	04/01/46	1,388,762
1,000,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Columbia University) Ser. 16A-2	5.000	10/01/46	1,427,670
500,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Columbia University) Ser. 16A-2	5.000	10/01/46	606,780
3,060,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Cornell University) Ser. 10A	5.000	07/01/35	3,506,913
3,000,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (Icahn School of Medicine at Mount Sinai) Ser. 15A	5.000	07/01/35	3,505,380
3,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (New School) Ser. 15A	5.000	07/01/45	4,051,425
2,350,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (New York University) Ser. 15A	5.000	07/01/35	2,818,144
6,325,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (State University of New York Dormitory Facilities) Ser. 15B	5.000	07/01/45	7,443,513
750,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. Ser. 16A	5.000	07/01/41	894,218
1,200,000	New York State Dormitory Auth. Rev. Non-State Supported Debt (NYU) Ser. 12A	5.000	07/01/37	1,421,796
3,235,000	New York State Dormitory Auth. Rev. Non-State Supported Debt Ref. (Icahn School medicine at Mount Sinai) Ser. 15A	5.000	07/01/40	3,762,984
250,000	New York State Dormitory Auth. Rev. Non-State Treatment Supported Debt (Fordham University) Ser. 08B AGC(a)	5.000	07/01/18	273,218
3,000,000	North Carolina State Capital Facilities Financing Agency Rev. Ref. (Duke University) Ser. 15	5.000	10/01/55	3,545,940
6,100,000	Ohio State University Ser.14A	5.000	12/01/39	7,256,438
2,710,000	Pennsylvania State University Ser. 10	5.000	03/01/40	3,065,254
5,000,000	Public Finance Auth. Wisconsin Lease Development Rev. (Central District Development Project) Ser. 16	5.000	03/01/41	5,795,500
500,000	University of California Rev. Ref. Ser. 16AR	5.000	05/15/46	604,980
7,515,000	University of Oregon General Rev. Ser. 15A	5.000	04/01/45	8,877,169
7,370,000	University of Vermont & State Agricultural College Ser. 09	5.125	10/01/39	8,199,125

				96,414,134

	Electric Power Revenue—4.4%
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/39	4,059,300
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	1,304,560
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	11,715,845
200,000	Kentucky State Municipal Power Agency Power System Rev. (Prairie State Project) Ser. 07A NATL(a)	5.000	09/01/17	211,590
700,000	Kentucky State Municipal Power Agency Power System Rev. (Prairie State Project) Ser. 07A NATL(a)	5.000	09/01/17	740,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Electric Power Revenue (continued)
$2,500,000	Long Island New York Power Auth. Ref. Ser. 14A	5.000%	09/01/39	$2,912,475
500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC(a)	5.500	05/01/19	568,715
4,200,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	4,801,650
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/35	3,014,775
1,000,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 13	5.000	05/15/39	1,153,570
500,000	Lower Colorado River Texas Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/40	576,125
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,288,928
1,000,000	Snohomish County Washington Public Utility District #1 (Electric Rev. System) Ser. 15	5.000	12/01/40	1,185,710
3,000,000	Springfield Illinois Electric Rev. Ref. (Senior Lien) Ser. 15 AGM	5.000	03/01/40	3,450,120
3,240,000	Turlock California Irrigation District Ref. Ser. 10A	5.000	01/01/40	3,626,370
10,000,000	Utility Debt Securitization Auth. New York (Restructuring Bonds) Ref. Ser. 15	5.000	12/15/33	12,436,900

				54,047,198

	Fuel Sales Tax Revenue—0.8%
3,250,000	Connecticut State Special Tax Obligation Rev. (Transportation Infrastructure) Ser. 14A	5.000	09/01/34	3,917,778
2,000,000	Kansas State Department of Transportation Highway Rev. Ser. 15	5.000	09/01/35	2,457,100
3,000,000	Massachusetts State Transportation Fund Rev. (Rail Enhancement Program) Ser. 15A	5.000	06/01/45	3,574,080

				9,948,958

	General Fund—0.5%
500,000	California State Ref. Ser. 07 NATL	4.250	08/01/33	512,655
5,000,000	California State Various Purpose Ser. 09	6.000	04/01/38	5,735,350

				6,248,005

	Health, Hospital, Nursing Home Revenue—10.7%
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC(a)	6.000	06/01/19	750,288
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC(a)	6.000	06/01/19	2,885,725
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	560,035
2,615,000	California Health Facilities Financing Auth. Rev. Ref. (Sutter Health) Ser. 11D	5.000	08/15/35	3,092,264
730,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	772,282
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,046,760
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,328,000
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub.-Ser. 05B AMBAC	5.500	04/01/37	2,847,225
10,085,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM(a)	5.100	04/29/18	10,964,513
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC(a)	5.000	07/01/16	302,295
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC(a)	5.250	07/15/18	1,724,692
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,324,990
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM(a)	5.500	06/01/18	2,192,120
4,400,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	4,934,424
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	4,164,382
2,000,000	Hawaii State Department of Budget and Finance Special Purpose Rev. Ref. (Queens Health Systems) Ser. 15A	5.000	07/01/35	2,385,800
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,191,100
1,000,000	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,120,220
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM(a)	5.250	05/01/18	1,853,017
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,817,575
6,000,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. Ref. (West Jefferson Medical Center) Ser. 11A AGM(a)	6.000	01/01/21	7,303,140
1,960,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM(a)	5.250	04/01/18	2,128,795
1,050,000	Lakeland Florida Hospital Systems Rev. (Lakeland Regional Health) Ser. 15	5.000	11/15/40	1,200,003
1,500,000	Lancaster County Pennsylvania Hospital Auth. Ref. (University of Pennsylvania Health System) Ser. 16	5.000	08/15/46	1,768,485
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL(a)	4.750	07/01/16	488,555
6,595,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	7,599,682
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	2,169,000
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,299,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculty Board (Vanderbilt University Medical Center) Ser. 16A	5.000%	07/01/35	$2,355,080
3,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculty Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/40	3,498,180
2,750,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculty Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/46	3,180,650
3,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (University Hospital) Ser. 15A AGM	5.000	07/01/46	3,430,020
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	11,237,700
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	581,810
1,000,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Princeton Healthcare System) Ser. 16A	5.000	07/01/39	1,173,700
2,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (NYU Hospitals Center) Ser. 15	5.000	07/01/34	2,946,150
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,126,070
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,785,400
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Carilion Health System-Remarketed) Ser. 05B AGM(a)	5.000	07/01/20	17,489
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,087,302
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,108,050
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	5,316,918
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC(a)	5.375	07/01/20	1,179,000
1,750,000	Tampa Florida Health System Rev. (BayCare Obligated Group) Ser. 16A	5.000	11/15/46	2,053,520
750,000	Tarrant County Texas Cultural Education Facilities Finance Corp. Hospital Rev. Ref. (Baylor Scott & White Health Project) Ser. 16A	5.000	11/15/45	887,820
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL	4.750	05/15/31	451,449
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,221,134
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	932,569
3,100,000	Wisconsin State Health & Educational Facilities Auth. Rev. Ref. (Ascension Health Credit Group) Ser. 16A	5.000	11/15/39	3,694,797
1,500,000	Wisconsin State Health & Educational Facilities Auth. Rev. Ref. (Prohealth Care Obligated Group) Ser. 15	5.000	08/15/39	1,711,095

				131,191,170

	Highway Tolls Revenue—7.9%
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/54	2,919,925
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	8,454,375
3,000,000	New York State Thruway Auth. Ref. Ser. 14	5.000	01/01/32	3,586,560
4,000,000	New York Triborough Bridge & Tunnel Auth. Rev. Ref. (General) Ser. 16A	5.000	11/15/41	4,832,000
3,000,000	New York Triborough Bridge & Tunnel Auth. Rev. Ref. (General) Ser. 16A	5.000	11/15/46	3,612,240
525,000	New York Triborough Bridge & Tunnel Rev. Ser. 15A	5.000	11/15/40	624,099
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,679,462
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,429,120
2,500,000	North Texas Tollway Auth. Rev. Ref. Ser. 15B	5.000	01/01/40	2,866,925
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,841,280
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/39	17,341,650
8,000,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 08C AGC(a)	6.250	06/01/18	8,917,600
3,000,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 11A	6.500	12/01/36	3,603,870
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 12B AGM	5.000	12/01/42	10,275,760
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/42	2,823,500

				96,808,366

	Hotel Occupancy Tax—1.0%
3,950,000	Harris County Houston Texas Sports Auth. Rev. Ref. (Senior Lien) Ser. 14A	5.000	11/15/53	4,395,994
2,215,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 12B	5.000	10/01/37	2,561,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Hotel Occupancy Tax (continued)
$2,000,000	New York State Convention Center Development Corp. Rev. Ref. (Hotel Unit Fee Secured) Ser. 15	5.000%	11/15/40	$2,362,580
3,000,000	New York State Convention Center Development Corp. Rev. Ref. (Hotel Unit Fee Secured) Ser. 15	5.000	11/15/45	3,521,940

				12,842,051

	Income Tax Revenue—2.8%
1,200,000	District of Columbia Income Tax Secured Rev. Ser. 11G	5.000	12/01/36	1,409,208
4,330,000	New York City Transitional Finance Auth. Rev. 2015 Future Tax Secured (Fiscal) Sub.-Ser.14B-1	5.000	08/01/42	5,132,782
4,150,000	New York City Transitional Finance Auth. Rev. Future Tax Secured (Fiscal 2011) Ser.11D	5.000	02/01/35	4,794,536
2,000,000	New York City Transitional Finance Auth. Rev. Future Tax Secured Sub.-Ser.14A-1	5.000	08/01/35	2,412,200
4,000,000	New York State Dormitory Auth. Personal Income Tax Rev. (General Purpose) Ser. 11C	5.000	03/15/41	4,580,600
1,905,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/44	2,239,366
7,530,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 15A	5.000	03/15/35	9,053,470
4,500,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000	03/15/42	5,232,555

				34,854,717

	Lease Revenue—2.7%
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/39	1,783,185
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	560,125
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,849,450
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/39	2,657,520
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/44	1,171,890
3,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/45	3,551,580
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC(a)	5.000	05/01/18	2,332,685
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC(a)	5.375	02/01/19	561,655
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,530,920
2,000,000	Sandy Spring Georgia Public Facilities Auth. Rev. (City Center Project) Ser. 15	5.000	05/01/41	2,414,620
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,436,250

				32,849,880

	Local or GTD Housing—0.2%
2,440,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (North Shore Long Island Jewish Obligation Group) Ser. 15A	5.000	05/01/36	2,844,601

	Lottery Revenue—0.7%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,394,375

	Miscellaneous Revenue—4.0%
3,500,000	California State Various Purpose - Green Bonds Ser.14	5.000	10/01/37	4,225,690
5,000,000	California State Various Purpose Ser.14	5.000	10/01/39	6,011,250
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,791,375
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,273,407
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	596,568
2,190,000	Kansas City Missouri Special Obligation Ref. & Improvement (Downtown Arena Project) Ser. 16E	5.000	04/01/40	2,530,589
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/33	1,083,450
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/38	5,995,864
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/42	1,621,965
2,000,000	Maryland State Stadium Auth. Rev. Baltimore City Public Schools Ser. 16	5.000	05/01/41	2,396,500
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	419,400
500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	569,050
3,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2015) Ser. 15S-1	5.000	07/15/40	3,527,220
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,174,020
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	13,562,968

				48,779,316

	Nuclear Revenue—0.9%
2,000,000	South Carolina State Public Service Auth. Rev. Ref. Obligations Ser. 14C	5.000	12/01/39	2,310,660
4,000,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/36	4,737,800
3,000,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/37	3,541,830

				10,590,290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Port, Airport & Marina Revenue—5.2%
$3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250%	07/01/30	$3,440,850
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,723,710
4,000,000	Chicago Illinois O’Hare International Airport Rev. Ref. Ser. 15B	5.000	01/01/33	4,744,320
1,250,000	Chicago Illinois O’Hare International Airport Rev. Ser. 15D	5.000	01/01/46	1,444,762
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/31	1,138,220
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,599,720
1,500,000	Metropolitan Nashville Tennessee Airport Auth. Rev. Ser. 15A	5.000	07/01/45	1,763,925
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,940,800
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	675,066
2,000,000	Phoenix Arizona Civic Improvement Corp. Airport Rev. (Junior Lien) Ser. 15A	5.000	07/01/45	2,316,840
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth Ref.) Ser. 14	5.000	09/01/39	7,092,840
17,960,000	Port Auth. of New York & New Jersey Ref. (194th Series) Ser. 15	5.000	10/15/41	21,537,812
3,500,000	Port Auth. of New York & New Jersey Ref. (Consolidated) Ser. 15-189	5.000	05/01/45	4,142,810
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Ser. 14B	5.000	05/01/44	2,315,160
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,064,740
500,000	Wayne County Michigan Airport Auth. Rev. Ser. 15D	5.000	12/01/40	574,690

				64,516,265

	Recreational Revenue—0.3%
3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	3,490,170

	Sales Tax Revenue—7.8%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,826,775
170,000	Dallas Texas Area Rapid Transit Sales Tax Rev. (Senior Lien) Ser. 07 AMBAC	5.000	12/01/32	174,360
230,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. (Senior Lien) Ser. 07 AMBAC(a)	5.000	12/01/16	236,024
1,000,000	Denver Colorado City & County Dedicated Tax Rev. Ref. & Improvement Ser. 16A	5.000	08/01/42	1,198,850
750,000	Denver Colorado City & County Dedicated Tax Rev. Ref. & Improvement Ser. 16A	5.000	08/01/44	895,432
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL	6.500	07/01/30	2,520,854
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL	4.500	07/01/35	301,476
7,145,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. (Senior) Ser. 15A	5.000	07/01/40	8,529,701
18,770,000	Massachusetts State School Building Auth. Sales Tax Rev. Ref. Ser. 15C	5.000	08/15/37	22,622,355
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,409,410
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Sub.-Ser.) 10A AGM	5.000	08/01/40	2,561,850
15,295,000	Regional Transportation District Colorado Sales Tax Rev. (Fastracks Project) Ser. 10A	5.000	11/01/38	17,593,380
26,500,000	Sales Tax Asset Receivables Corp. Ref. (Fiscal 2015) Ser. 14A	4.000	10/15/32	30,229,875

				96,100,342

	Sewer Revenue—5.7%
24,375,000	Chicago Illinois Wastewater Transmission Rev. (Second Lien) Ser. 12 AGM	5.000	01/01/37	26,580,450
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,655,050
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC	5.500	07/01/36	2,154,680
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	5,547,550
11,285,000	District of Columbia Water & Sewer Auth. Public Utility Rev. Ser. 09A(a)	5.500	10/01/18	12,570,587
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	545,140
5,000,000	Jefferson County Alabama Sewer Rev. (Senior Lien) Ser. 13A AGM	5.500	10/01/53	5,722,300
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM(a)	5.000	07/01/17	3,154,110
1,000,000	Los Angeles California Wastewater System Rev. (Green Bonds) Ser. 15A	5.000	06/01/44	1,196,720
1,500,000	Los Angeles California Wastewater System Rev. (Green Bonds) Ser. 15C	5.000	06/01/45	1,791,045
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/49	7,642,765

				69,560,397

	Special Assessment—0.4%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,397,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Student Loan Revenue—0.2%
$2,320,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875%	12/01/39	$2,559,308

	Tax Increment Revenue—2.9%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	19,473,670
4,000,000	Miami Beach Florida Redevelopment Agency Ref. Tax Increment Rev. (City Center) Ser. 15A AGM	5.000	02/01/40	4,621,560
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM(a)	6.125	12/01/20	1,221,570
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Sub. (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,586,389
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Sub. (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,736,850

				35,640,039

	Transit Revenue—6.3%
10,000,000	Metropolitan New York Transportation Auth. Rev. Sub.-Ser. 15A-1	5.000	11/15/45	11,686,000
6,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	7,560,540
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/40	15,409,613
5,075,000	Metropolitan Transportation Auth. Rev. New York (Green Bonds) Ser. 16A-1	5.250	11/15/56	6,082,083
10,690,000	Metropolitan Transportation Auth. Rev. New York Ser. 14A-1	5.000	11/15/44	12,578,175
5,000,000	Metropolitan Transportation Auth. Rev. Ref. Sub.-Ser. 15C-1	5.000	11/15/35	6,022,500
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,354,200
1,250,000	Northern Indiana Commuter Transportation District Rev. Ser. 16	5.000	07/01/41	1,467,725

				77,160,836

	Water Revenue—12.9%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,689,495
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,101,720
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/41	2,474,237
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,390,917
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	231,966
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,510,305
2,500,000	District of Columbia Water & Sewer Auth. Public Utility Rev. Ref. (Sub.-Lien) Ser. 16A	5.000	10/01/39	2,999,300
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/34	3,558,960
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/39	4,181,205
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,772,280
3,380,000	Houston Texas Utility System Rev. Ref. Combine (First Lien) Ser. 09A AGC(a)	6.000	05/15/19	3,904,272
190,000	Houston Texas Utility System Rev. Ref. Combine (First Lien) Ser. 09A AGC	6.000	11/15/35	220,560
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,339,785
1,500,000	Los Angeles California Department of Water & Power Ref. Ser. 16A	5.000	07/01/46	1,804,650
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/43	9,499,440
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/27	1,152,910
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/29	22,973,600
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	4.625	10/01/30	1,687,320
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/36	717,714
5,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Fiscal 2009) Ser. 09EE	5.000	06/15/39	5,599,850
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Fiscal) Ser. 12BB	5.000	06/15/47	11,341,460
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,108,190
6,095,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 09GG-1	5.250	06/15/32	6,901,125
3,295,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution-Fiscal 2012) Ser. 11BB	5.000	06/15/44	3,857,358
10,205,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ref. Ser. 12CC	5.000	06/15/45	11,946,687
500,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ser. 13EE	5.000	06/15/47	589,350
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ser. 14CC-1	5.000	06/15/47	13,152,040
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/34	5,653,200
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,837,375
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,273,600
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	989,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000%	09/01/35	$3,266,460
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	4,132,417
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,111,980
1,000,000	Wyandotte County Kansas City Government Utility System Rev. Improvement Ser. 16A	5.000	09/01/40	1,163,580
1,500,000	Wyandotte County Kansas City Government Utility System Rev. Improvement Ser. 16A	5.000	09/01/45	1,733,445

				157,868,037

	Total Investments (Cost $1,117,954,346)(b)—97.2%			1,192,840,216
	Other assets less liabilities—2.8%			34,947,505

	Net Assets—100.0%			$1,227,787,721

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

BAM—Build America Mutual

BHAC—Berkshire Hathaway Assurance Corp.

COP—Certificate of Participation

NATL—National Public Finance Guarantee Corp.

PSF-GTD—Permanent School Fund Guaranteed

RAC—Revenue Anticipation Certificates

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2016. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	25.1%
Assured Guaranty Corp.	17.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

April 30, 2016

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
College Revenue	19.5
Electric Power Revenue	16.6
Miscellaneous Revenue	12.9
Sales Tax Revenue	9.3
Income Tax Revenue	5.8
Ad Valorem Property Tax	5.5
Health, Hospital, Nursing Home Revenue	5.3
Transit Revenue	4.5
Recreational Revenue	4.4
Port, Airport & Marina Revenue	4.2
Hotel Occupancy Tax	4.2
Sewer Revenue	3.9
Highway Tolls Revenue	2.2
Other Assets Less Liabilities	1.7

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.3%
	Ad Valorem Property Tax—5.5%
$1,750,000	New York State Ref. (Fiscal 2015) Ser. 14A	5.000%	08/01/32	$2,115,067
790,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	818,717

				2,933,784

	College Revenue—19.5%
1,000,000	Build New York City Resource Corp. Rev. Ref. (New York Law School Project) Ser. 16	5.000	07/01/41	1,132,660
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	2,083,560
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,915,625
1,000,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Columbia University) Ser. 16A-2	5.000	10/01/46	1,427,670
2,000,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (Icahn School of Medicine at Mount Sinai) Ser. 15A	5.000	07/01/35	2,336,920
500,000	New York State Dormitory Auth. Rev. Non State Treatment Supported Debt (Fordham University) Ser. 08B AGC(a)	5.000	07/01/18	546,435

				10,442,870

	Electric Power Revenue—16.6%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	1,191,240
5,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC(a)	5.500	05/01/19	5,687,150
185,000	New York State Power Auth. Rev. Ser. 07A NATL	4.500	11/15/47	193,902
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/41	1,788,765

				8,861,057

	Health, Hospital, Nursing Home Revenue—5.3%
1,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (NYU Hospitals Center) Ser. 15	5.000	07/01/34	1,767,690
1,000,000	New York State Dormitory Auth. Rev. State Supported Debt (Mental Health Services Facilities) Ser. 08A AGM	5.000	02/15/38	1,088,170

				2,855,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Highway Tolls Revenue—2.2%
$600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL	5.000%	01/01/37	$639,072
470,000	New York Triborough Bridge & Tunnel Auth. Rev. Ref. (General) Ser. 16A	5.000	11/15/46	565,918

				1,204,990

	Hotel Occupancy Tax—4.2%
1,885,000	New York State Convention Center Development Corp. Rev. Ref. (Hotel Unit Fee Secured) Ser. 15	5.000	11/15/40	2,226,732

	Income Tax Revenue—5.8%
1,000,000	New York State Dormitory Auth. Personal Income Tax Rev. (General Purpose) Ser. 11C	5.000	03/15/41	1,145,150
1,200,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000	03/15/42	1,395,348
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL(a)	4.500	03/15/18	535,855

				3,076,353

	Miscellaneous Revenue—12.9%
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,845,250
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL	5.000	07/15/36	1,029,110
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2015) Ser. 15S-2	5.000	07/15/35	1,201,780
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL	4.250	01/15/34	612,510
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 16S-1	5.000	07/15/43	1,191,510

				6,880,160

	Port, Airport & Marina Revenue—4.2%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,056,510
1,000,000	Port Auth. of New York & New Jersey Ref. Ser. 15-194	5.250	10/15/55	1,206,900

				2,263,410

	Recreational Revenue—4.4%
2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	2,326,780

	Sales Tax Revenue—9.3%
1,000,000	New York State Dormitory Auth. Sales Tax Rev. (Supported Debt) Ser. 14A	5.000	03/15/34	1,202,280
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Sub.-Ser.) 10C AGM	5.125	08/01/42	1,480,102
2,000,000	Sales Tax Asset Receivables Corp. Ref. (Fiscal 2015) Ser. 14A	4.000	10/15/32	2,281,500

				4,963,882

	Sewer Revenue—3.9%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL	4.750	06/15/33	2,085,920

	Transit Revenue—4.5%
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL	4.750	11/15/37	628,422
1,500,000	Metropolitan Transportation Auth. Rev. Ser. 11A AGM	5.000	11/15/36	1,757,175

				2,385,597

	Total Investments (Cost $48,854,224)(b)—98.3%			52,507,395
	Other assets less liabilities—1.7%			891,580

	Net Assets—100.0%			$53,398,975

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

BHAC—Berkshire Hathaway Assurance Corp.

NATL—National Public Finance Guarantee Corp.

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT) (continued)

April 30, 2016

(Unaudited)

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2016. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	19.6%
National Public Finance Guarantee Corp.	10.9
Assured Guaranty Corp.	10.9
Berkshire Hathaway Assurance Corp.	10.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

PowerShares Preferred Portfolio (PGX)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Banks	46.1
Capital Markets	16.0
Insurance	11.1
Real Estate Investment Trusts	8.2
Electric Utilities	5.8
Diversified Telecommunication Services	3.2
Consumer Finance	3.2
Industrial Conglomerates	1.6
Wireless Telecommunication Services	1.3
Multi-Utilities	0.7
Commercial Services & Supplies	0.6
Machinery	0.6
Internet Software & Services	0.5
Media	0.2
Oil, Gas & Consumable Fuels	0.1
Thrifts & Mortgage Finance	0.1
Chemicals	0.1
Money Market Funds Plus Other Assets Less Liabilities	0.6

Schedule of Investments(a)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—99.4%
	Banks—46.1%
396,802	BAC Capital Trust VIII, 6.00%	$10,217,651
787,404	Bank of America Corp., 6.00%, Series EE(b)	19,874,077
1,050,977	Bank of America Corp., 6.20%, Series CC	27,083,677
414,559	Bank of America Corp., 6.20%, Series D	10,670,749
1,886,474	Bank of America Corp., 6.38%, Series 3	48,652,164
2,157,513	Bank of America Corp., 6.50%, Series Y(c)	56,958,343
915,120	Bank of America Corp., 6.63%, Series I	24,369,646
1,555,790	Bank of America Corp., 6.63%, Series W	41,570,709
5,651,510	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)(c)	149,086,834
412,800	BB&T Corp., 5.63%(c)	10,588,320
2,405,192	BB&T Corp., 5.63%, Series E	61,861,538
324,489	BB&T Corp., 5.85%	8,543,795
821,664	Citigroup Capital XIII, 7.01%	21,486,514
778,667	Citigroup, Inc., 6.30%, Series S	20,136,329
2,170,265	Citigroup, Inc., 6.88%, Series K	59,877,611
690,278	Citigroup, Inc., 6.88%, Series L(c)	18,582,284
171,487	Commerce Bancshares, Inc., 6.00%, Series B(c)	4,707,318

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
2,055,270	Countrywide Capital V, 7.00%	$52,388,832
159,888	Cullen/Frost Bankers, Inc., 5.38%(c)	4,037,172
494,652	Fifth Third Bancorp, 6.63%, Series I(c)	14,493,304
95,492	First Horizon National Corp., 6.20%, Series A	2,460,829
246,525	First Niagara Financial Group, Inc., 8.63%, Series B(c)	6,599,474
212,143	First Republic Bank, 5.50%, Series D(c)	5,396,918
141,768	First Republic Bank, 5.50%, Series G(c)	3,629,261
159,682	First Republic Bank, 5.70%, Series F(c)	4,225,186
198,289	First Republic Bank, 6.20%, Series B	5,234,830
315,484	First Republic Bank, 6.70%, Series A(c)	8,237,287
169,604	First Republic Bank, 7.00%, Series E	4,677,678
90,579	FirstMerit Corp., 5.88%, Series A	2,283,497
163,083	Hancock Holding Co., 5.95%	4,108,061
4,179,012	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	110,743,818
3,825,137	HSBC Holdings PLC, 8.13% (United Kingdom)(c)	104,005,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
433,449	Huntington Bancshares, Inc., 6.25%, Series D	$11,412,712
95,333	ING Groep NV, 6.13% (Netherlands)	2,441,478
17,013	ING Groep NV, 6.20% (Netherlands)	438,595
365,468	ING Groep NV, 6.38% (Netherlands)	9,494,859
1,142,823	JPMorgan Chase & Co., 5.45%, Series P(c)	29,119,130
671,088	JPMorgan Chase & Co., 5.50%, Series O	16,971,816
1,350,414	JPMorgan Chase & Co., 6.10%, Series AA	35,286,318
2,059,739	JPMorgan Chase & Co., 6.13%, Series Y	53,779,785
1,476,975	JPMorgan Chase & Co., 6.15%, Series BB	38,608,126
733,084	JPMorgan Chase & Co., 6.30%, Series W(c)	19,316,763
832,594	JPMorgan Chase & Co., 6.70%, Series T	23,004,572
1,931,480	PNC Financial Services Group, Inc. (The), 6.13%, Series P(c)	55,839,087
855,857	RBS Capital Funding Trust VII, 6.08%, Series G (Netherlands)	21,011,289
539,801	Regions Financial Corp., 6.38%, Series A(c)	14,142,786
522,828	Regions Financial Corp., 6.38%, Series B	14,356,857
1,637,311	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)(c)	39,622,926
1,438,233	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	36,142,795
1,385,131	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	34,933,004
494,409	SunTrust Banks, Inc., 5.88%, Series E(c)	12,953,516
115,472	TCF Financial Corp., 6.45%, Series B(c)	2,963,012
183,052	TCF Financial Corp., 7.50%(c)	4,860,031
270,987	Texas Capital Bancshares, Inc., 6.50%, Series A	6,441,361
1,992,543	U.S. Bancorp, 6.00%, Series G	52,623,061
577,691	U.S. Bancorp, 6.50%, Series F	17,076,546
136,763	Valley National Bancorp, 6.25%, Series A	3,829,364
121,245	Webster Financial Corp., 6.40%, Series E	3,176,619
542,087	Wells Fargo & Co., 5.13%, Series O(c)	13,888,269
553,598	Wells Fargo & Co., 5.20%(c)	14,277,292
901,861	Wells Fargo & Co., 5.70%, Series W	23,150,772
1,533,192	Wells Fargo & Co., 5.85%	40,368,945
783,232	Wells Fargo & Co., 6.00%, Series T(c)	20,857,468
974,826	Wells Fargo & Co., 6.00%, Series V	25,852,386
651,803	Wells Fargo & Co., 6.63%	18,980,503
3,679,508	Wells Fargo & Co., 8.00%, Series J	103,651,740
137,058	Wintrust Financial Corp., 6.50%, Series D(c)	3,801,989
250,209	Zions Bancorp, 5.75%, Series H(c)	6,360,313
163,396	Zions Bancorp, 7.90%, Series F	4,411,692

		1,762,236,958

	Capital Markets—16.0%
228,927	Affiliated Managers Group, Inc., 6.38%	6,018,491
327,583	Apollo Investment Corp., 6.88%(c)	8,546,640
628,497	Bank of New York Mellon Corp. (The), 5.20%	16,120,948
100,376	BGC Partners, Inc., 8.13%	2,649,926
523,037	Charles Schwab Corp. (The), 5.95%, Series D	13,583,271

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
524,840	Charles Schwab Corp. (The), 6.00%, Series B	$13,792,795
659,359	Charles Schwab Corp. (The), 6.00%, Series C	17,776,319
881,857	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)(c)	22,857,733
3,360,014	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)(c)	88,099,567
1,359,543	Goldman Sachs Group, Inc. (The), 5.50%, Series J	34,165,316
809,216	Goldman Sachs Group, Inc. (The), 5.95%(c)	20,764,482
605,943	Goldman Sachs Group, Inc. (The), 6.20%, Series B	15,439,428
318,105	Goldman Sachs Group, Inc. (The), 6.30%, Series N	8,286,635
882,863	Goldman Sachs Group, Inc. (The), 6.38%, Series K(c)	24,720,164
574,993	Goldman Sachs Group, Inc. (The), 6.50%(c)	14,834,819
349,072	KKR & Co. LP, 6.75%, Series A	8,929,262
459,627	KKR Financial Holdings LLC, 7.38%, Series A	12,019,246
362,583	KKR Financial Holdings LLC, 8.38%	9,543,185
249,356	Legg Mason, Inc., 6.38%(c)	6,433,385
2,573,413	Morgan Stanley, 6.38%, Series I	68,246,913
1,303,364	Morgan Stanley, 6.63%, Series G(c)	35,242,963
1,086,627	Morgan Stanley, 6.88%, Series F	29,817,045
1,285,269	Morgan Stanley, 7.13%, Series E(c)	36,951,484
437,200	Northern Trust Corp., 5.85%, Series C	11,808,772
173,902	Prospect Capital Corp., 6.25%	4,142,346
373,701	Raymond James Financial, Inc., 6.90%	9,880,654
127,711	Santander Finance Preferred SAU, 6.50% (Spain)	3,354,968
108,295	Solar Capital Ltd., 6.75%(c)	2,717,121
535,370	State Street Corp., 5.25%, Series C(c)	14,037,401
305,880	State Street Corp., 5.35%, Series G	8,041,585
786,227	State Street Corp., 5.90%, Series D(c)	21,361,788
831,828	State Street Corp., 6.00%	22,475,993

		612,660,645

	Chemicals—0.1%
49,358	E.I. du Pont de Nemours & Co., 4.50%, Series B(c)	5,036,984

	Commercial Services & Supplies—0.6%
433,725	NuStar Logistics LP, 7.63%	10,647,949
468,432	Pitney Bowes, Inc., 6.70%	12,647,664

		23,295,613

	Consumer Finance—3.2%
334,009	Ally Financial, Inc., 8.50%, Series A	8,343,545
971,647	Capital One Financial Corp., 6.00%, Series B	25,165,657
557,484	Capital One Financial Corp., 6.20%, Series F(c)	14,723,152
498,356	Capital One Financial Corp., 6.25%, Series C	13,196,467

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Consumer Finance (continued)
512,943	Capital One Financial Corp., 6.70%, Series D	$14,075,156
612,936	Discover Financial Services, 6.50%, Series B	16,212,157
893,651	GMAC Capital Trust I, 6.40%, Series 2	22,403,831
348,677	Navient Corp., 6.00%	6,715,519

		120,835,484

	Diversified Telecommunication Services—3.2%
1,116,677	Qwest Corp., 6.13%(c)	27,347,420
432,872	Qwest Corp., 6.63%(c)	10,895,388
460,383	Qwest Corp., 6.88%(c)	11,762,786
390,313	Qwest Corp., 7.00%	9,952,982
204,300	Qwest Corp., 7.00%	5,236,209
464,415	Qwest Corp., 7.00%(c)	11,842,582
677,941	Qwest Corp., 7.38%	17,328,172
509,472	Qwest Corp., 7.50%	13,098,525
544,311	Verizon Communications, Inc., 5.90%	14,837,918

		122,301,982

	Electric Utilities—5.8%
254,191	BGE Capital Trust II, 6.20%	6,608,966
549,084	Duke Energy Corp., 5.13%	14,440,909
52,126	Entergy Arkansas, Inc., 4.90%	1,339,117
346,917	Entergy Arkansas, Inc., 5.75%	8,773,531
280,327	Entergy Louisiana LLC, 5.25%(c)	7,086,667
264,135	Entergy Mississippi, Inc., 6.00%	6,724,877
110,396	Entergy New Orleans, Inc., 5.50%(b)	2,892,375
505,576	Entergy Texas, Inc., 5.63%	13,625,273
220,231	Interstate Power & Light Co., 5.10%, Series D(c)	5,963,855
850,316	NextEra Energy Capital Holdings, Inc., 5.00%(c)	21,547,007
655,875	NextEra Energy Capital Holdings, Inc., 5.13%, Series I(c)	16,692,019
316,363	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	8,105,220
390,804	NextEra Energy Capital Holdings, Inc., 5.70%, Series G	10,125,732
127,356	Pacific Gas & Electric Co., 6.00%, Series A	3,884,358
482,941	PPL Capital Funding, Inc., 5.90%, Series B	12,880,036
1,039,186	SCE Trust I, 5.63%(c)	26,592,770
189,856	SCE Trust III, 5.75%, Series H	5,164,083
336,941	SCE Trust IV, 5.38%, Series J	9,070,452
302,891	SCE Trust V, 5.45%, Series K(b)(c)	8,184,115
1,158,040	Southern Co. (The), 6.25%	31,348,143

		221,049,505

	Industrial Conglomerates—1.6%
972,509	General Electric Co., 4.70%	25,324,134
759,525	General Electric Co., 4.88%(c)	19,816,007
641,518	General Electric Co., 4.88%(c)	16,730,790

		61,870,931

	Insurance—11.1%
1,479,037	Aegon NV, 6.38% (Netherlands)	38,040,832
708,242	Aegon NV, 8.00% (Netherlands)	19,002,133
543,135	Aflac, Inc., 5.50%(c)	14,230,137

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Insurance (continued)
526,455	Allstate Corp. (The), 5.10%	$13,714,153
351,850	Allstate Corp. (The), 5.63%(c)	9,362,728
266,024	Allstate Corp. (The), 6.25%, Series F(c)	7,318,320
931,818	Allstate Corp. (The), 6.63%, Series E	25,671,586
403,038	Allstate Corp. (The), 6.75%, Series C(c)	11,232,669
125,103	American Financial Group, Inc., 6.00%	3,225,155
314,257	American Financial Group, Inc., 6.25%(c)	8,453,513
282,990	American Financial Group, Inc., 6.38%(c)	7,569,982
362,410	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)	9,549,503
139,136	Argo Group US, Inc., 6.50%	3,631,450
206,781	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	5,510,714
336,371	Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	8,890,286
364,870	Assured Guaranty Municipal Holdings, Inc., 6.25%(c)	9,431,889
443,782	Aviva PLC, 8.25% (United Kingdom)	11,733,596
225,245	Axis Capital Holdings Ltd., 5.50%, Series D	5,815,826
480,207	Axis Capital Holdings Ltd., 6.88%, Series C	12,663,059
326,225	Endurance Specialty Holdings Ltd., 6.35%, Series C(c)	8,706,945
177,946	Endurance Specialty Holdings Ltd., 7.50%, Series B	4,528,726
179,176	Hanover Insurance Group, Inc. (The), 6.35%	4,654,992
672,919	Hartford Financial Services Group, Inc. (The), 7.88%	21,378,637
166,271	Kemper Corp., 7.38%	4,514,258
169,834	Maiden Holdings Ltd., 7.13%, Series C	4,177,916
397,167	Maiden Holdings Ltd., 8.25%, Series A	10,409,747
166,191	Maiden Holdings North America Ltd., 7.75%	4,453,919
459,492	PartnerRe Ltd., 5.88%, Series F (Bermuda)	11,657,312
398,818	PartnerRe Ltd., 7.25%, Series E (Bermuda)	10,413,138
470,842	Protective Life Corp., 6.25%	12,185,391
790,720	Prudential Financial, Inc., 5.70%	20,811,750
585,668	Prudential Financial, Inc., 5.75%(c)	15,455,779
575,931	Prudential PLC, 6.50% (United Kingdom)	15,072,114
456,701	Reinsurance Group of America, Inc., 6.20%	13,404,174
433,294	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	10,988,336
205,035	Selective Insurance Group, Inc., 5.88%	5,326,809
112,626	Torchmark Corp., 5.88%	2,852,817
281,775	Torchmark Corp., 6.13%	7,199,351
387,683	WR Berkley Corp., 5.63%	9,862,656
88,886	WR Berkley Corp., 5.90%(b)	2,272,815

		425,375,113

	Internet Software & Services—0.5%
767,350	eBay, Inc., 6.00%(c)	19,720,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Machinery—0.6%
831,423	Stanley Black & Decker, Inc., 5.75%(c)	$21,874,739

	Media—0.2%
306,292	Comcast Corp., 5.00%(c)	8,073,857

	Multi-Utilities—0.7%
539,361	DTE Energy Co., 6.50%	14,077,322
426,107	Integrys Holding, Inc., 6.00%	11,121,393

		25,198,715

	Oil, Gas & Consumable Fuels—0.1%
137,239	Targa Resources Partners LP, 9.00%, Series A(c)	3,393,920

	Real Estate Investment Trusts—8.2%
148,160	Alexandria Real Estate Equities, Inc., 6.45%, Series E	3,936,611
136,574	Boston Properties, Inc., 5.25%(c)	3,550,924
378,908	DDR Corp., 6.50%, Series J	9,950,124
325,688	Digital Realty Trust, Inc., 5.88%, Series G	8,285,503
261,463	Digital Realty Trust, Inc., 6.35%, Series I(c)	6,837,257
465,261	Digital Realty Trust, Inc., 6.63%, Series F	12,292,196
388,895	Digital Realty Trust, Inc., 7.38%, Series H(c)	10,811,281
132,347	EPR Properties, 6.63%, Series F(c)	3,497,931
403,228	Equity Commonwealth, 5.75%	9,967,796
310,099	Hospitality Properties Trust, 7.13%, Series D	8,078,079
73,482	Kilroy Realty Corp., 6.38%, Series H	1,895,101
65,912	Kilroy Realty Corp., 6.88%, Series G(c)	1,702,507
789,287	Kimco Realty Corp., 6.00%, Series I	20,616,176
350,104	National Retail Properties, Inc., 5.70%, Series E	9,204,234
311,161	National Retail Properties, Inc., 6.63%, Series D	8,158,641
209,442	PS Business Parks, Inc., 5.70%, Series V(c)	5,407,792
444,111	PS Business Parks, Inc., 6.00%, Series T	11,680,119
377,684	PS Business Parks, Inc., 6.45%, Series S	9,831,115
370,508	Public Storage, 5.20%, Series W(c)	9,633,208
658,834	Public Storage, 5.40%, Series B(c)	17,188,979
302,869	Public Storage, 5.88%, Series A	8,192,606
231,500	Public Storage, 5.90%, Series S	6,007,425
228,262	Public Storage, 6.00%, Series Z(c)	6,270,357
612,021	Public Storage, 6.35%, Series R	15,704,459
260,328	Public Storage, 6.38%, Series Y	7,299,597
439,152	Realty Income Corp., 6.63%, Series F(c)	11,453,084
258,680	Regency Centers Corp., 6.63%, Series 6	6,756,722
398,150	Senior Housing Properties Trust, 5.63%	10,053,288
74,661	Senior Housing Properties Trust, 6.25%	1,906,095
261,705	SL Green Realty Corp., 6.50%, Series I	6,956,119
286,692	Ventas Realty LP/Ventas Capital Corp., 5.45%	7,362,251
177,245	Vornado Realty Trust, 5.40%, Series L	4,498,478
454,246	Vornado Realty Trust, 5.70%, Series K	11,683,207
586,010	Vornado Realty Trust, 6.63%, Series I(c)	15,165,939
101,125	Vornado Realty Trust, 6.88%, Series J	2,607,003
362,507	Wells Fargo Real Estate Investment Corp., 6.38%, Series A	9,907,316

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Real Estate Investment Trusts (continued)
309,682	Welltower, Inc., 6.50%, Series J	$8,126,056
113,604	WP Glimcher, Inc., 6.88%, Series I	2,911,671

		315,387,247

	Thrifts & Mortgage Finance—0.1%
148,124	Astoria Financial Corp., 6.50%, Series C	3,910,474

	Wireless Telecommunication Services—1.3%
321,733	Telephone & Data Systems, Inc., 5.88%	8,040,108
603,246	Telephone & Data Systems, Inc., 6.63%(c)	15,527,552
390,379	United States Cellular Corp., 6.95%	9,939,049
285,456	United States Cellular Corp., 7.25%(c)	7,447,547
333,065	United States Cellular Corp., 7.25%	8,493,158

		49,447,414

	Total Preferred Stocks and Other Equity Interests (Cost $3,705,876,746)	3,801,670,476

	Money Market Fund—0.0%
1,470,373	Invesco Premier Portfolio—Institutional Class, 0.39%(d) (Cost $1,470,373)	1,470,373

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $3,707,347,119)—99.4%	3,803,140,849

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.5%
95,047,725	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $95,047,725)	95,047,725

	Total Investments (Cost $3,802,394,844)—101.9%	3,898,188,574
	Other assets less liabilities—(1.9)%	(73,542,045)

	Net Assets—100.0%	$3,824,646,529

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	13.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

PowerShares Variable Rate Preferred Portfolio (VRP)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Banks	44.0
Insurance	22.3
Capital Markets	13.4
Pipelines	4.4
Consumer Finance	3.7
Electric	2.4
Diversified Financial Services	2.2
Food Products	1.8
Electric Utilities	1.7
Hand/Machine Tools	0.8
Multi-Utilities	0.7
Commercial Services & Supplies	0.7
Miscellaneous Manufacturing	0.5
Oil, Gas & Consumable Fuels	0.2
Other Assets Less Liabilities	1.2

Schedule of Investments

Number of Shares		Value
	Preferred Stocks and Other Equity Interests(a)—60.9%
	Banks—33.3%
117,064	Bank of America Corp., 3.00%, Series H	$2,107,152
82,252	Bank of America Corp., 4.00%, Series 4	1,872,056
162,704	Bank of America Corp., 4.00%, Series 5	3,506,271
122,512	Bank of America Corp., 4.00%, Series E	2,755,295
883,136	Citigroup Capital XIII, 7.01%	23,094,006
589,322	Citigroup, Inc., 6.88%, Series K	16,259,394
367,772	Citigroup, Inc., 7.13%, Series J	10,282,905
193,595	Fifth Third Bancorp, 6.63%, Series I	5,672,333
151,030	First Niagara Financial Group, Inc., 8.63%, Series B	4,043,073
48,195	FNB Corp., 7.25%	1,412,595
224,381	HSBC USA, Inc., 3.50%, Series F	4,983,502
162,961	HSBC USA, Inc., 4.00%, Series G	4,090,321
414,975	Merrill Lynch Capital Trust I, 6.45%, Series K	10,781,051
366,530	Merrill Lynch Capital Trust II, 6.45%	9,529,780
289,050	Merrill Lynch Capital Trust III, 7.38%	7,619,358
625,481	PNC Financial Services Group, Inc. (The), 6.13%, Series P	18,082,656
216,723	Regions Financial Corp., 6.38%, Series B	5,951,214
90,766	Santander Finance Preferred SAU, 4.00%, Series 6 (Spain)	1,878,856
75,040	SunTrust Banks, Inc., 4.00%	1,803,962
55,778	Synovus Financial Corp., 7.88%, Series C	1,586,884
275,692	U.S. Bancorp, 3.50%, Series B	6,371,242
409,613	U.S. Bancorp, 6.00%, Series G	10,817,879
413,609	U.S. Bancorp, 6.50%, Series F	12,226,282
49,070	Valley National Bancorp, 6.25%, Series A	1,373,960
682,524	Wells Fargo & Co., 5.85%	17,970,857
332,176	Wells Fargo & Co., 6.63%	9,672,965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

PowerShares Variable Rate Preferred Portfolio (VRP) (continued)

April 30, 2016

(Unaudited)

Number of Shares				Value
	Preferred Stocks and Other Equity Interests(a) (continued)
	Banks (continued)
53,547	Wintrust Financial Corp., 6.50%, Series D			$1,485,394
74,014	Zions Bancorp, 6.30%, Series G			1,985,796

				199,217,039

	Capital Markets—13.4%
287,969	Goldman Sachs Group, Inc. (The), 3.75%, Series A			5,834,252
78,263	Goldman Sachs Group, Inc. (The), 4.00%, Series C			1,667,002
526,643	Goldman Sachs Group, Inc. (The), 4.00%, Series D			10,964,707
387,353	Goldman Sachs Group, Inc. (The), 5.50%, Series J			9,734,181
270,163	Goldman Sachs Group, Inc. (The), 6.38%, Series K			7,564,564
311,726	Morgan Stanley, 4.00%, Series A			6,536,894
284,712	Morgan Stanley, 6.38%, Series I			7,550,562
242,518	Morgan Stanley, 6.88%, Series F			6,654,694
246,202	Morgan Stanley, 7.13%, Series E			7,078,308
202,470	State Street Corp., 5.35%, Series G(b)			5,322,936
322,655	State Street Corp., 5.90%, Series D			8,766,536
131,686	UBS Preferred Funding Trust IV, 1.13%, Series D (Switzerland)			2,203,107

				79,877,743

	Commercial Services & Supplies—0.7%
170,555	NuStar Logistics LP, 7.63%			4,187,125

	Consumer Finance—3.7%
874,645	GMAC Capital Trust I, 6.40%, Series 2			21,927,350

	Electric Utilities—1.7%
118,536	SCE Trust III, 5.75%, Series H			3,224,179
139,779	SCE Trust IV, 5.38%, Series J			3,762,851
125,726	SCE Trust V, 5.45%, Series K(b)			3,397,117

				10,384,147

	Food Products—1.8%
213,931	CHS, Inc., 6.75%, Series 3			5,711,958
183,423	CHS, Inc., 7.10%, Series 2			5,088,154

				10,800,112

	Insurance—5.4%
110,148	Aegon NV, 4.00%, Series 1 (Netherlands)			2,654,567
214,668	Allstate Corp. (The), 5.10%			5,592,101
118,333	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)			3,153,574
57,644	Aspen Insurance Holdings Ltd., 7.40% (Bermuda)			1,425,536
259,211	Hartford Financial Services Group, Inc. (The), 7.88%			8,235,134
251,096	MetLife, Inc., 4.00%, Series A			6,305,021
171,452	Reinsurance Group of America, Inc., 6.20%			5,032,116

				32,398,049

	Multi-Utilities—0.7%
165,102	Integrys Holding, Inc., 6.00%			4,309,162

	Oil, Gas & Consumable Fuels—0.2%
53,806	Targa Resources Partners LP, 9.00%, Series A			1,330,622

	Total Preferred Stocks and Other Equity Interests (Cost $357,721,484)			364,431,349

Principal Amount		Interest Rate	Maturity Date
	Corporate Bonds—37.9%
	Banks—10.7%
$4,820,000	BAC Capital Trust XIV, Series G	4.000%	09/29/49	3,518,600
12,298,000	Goldman Sachs Capital II	4.000	12/29/49	8,885,305
3,333,000	Goldman Sachs Capital III, Series APEX	4.000	09/29/49	2,408,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

PowerShares Variable Rate Preferred Portfolio (VRP) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$8,855,000	JPMorgan Chase Capital XXI, Series U(c)	1.587%	02/02/37	$6,275,981
6,945,000	JPMorgan Chase Capital XXIII(c)	1.618	05/15/47	4,809,413
5,300,000	Mellon Capital IV, Series 1	4.000	06/29/49	4,107,500
8,546,000	State Street Capital Trust IV(c)	1.634	06/15/37	6,291,975
4,510,000	USB Capital IX	3.500	10/29/49	3,450,150
24,647,000	Wachovia Capital Trust III	5.570	03/29/49	24,647,000

				64,394,017

	Diversified Financial Services—2.2%
8,025,000	American Express Co.	6.800	09/01/66	8,045,062
1,545,000	GE Capital Trust I	6.375	11/15/67	1,587,487
3,500,000	National Rural Utilities Cooperative Finance Corp.	5.250	04/20/46	3,520,206

				13,152,755

	Electric—2.4%
7,345,000	Dominion Resources, Inc.	5.750	10/01/54	7,209,874
3,555,000	NextEra Energy Capital Holdings, Inc.	6.350	10/01/66	2,697,434
5,351,000	WEC Energy Group, Inc.	6.250	05/15/67	4,414,575

				14,321,883

	Hand/Machine Tools—0.8%
4,305,000	Stanley Black & Decker, Inc.	5.750	12/15/53	4,520,250

	Insurance—16.9%
8,559,000	Allstate Corp. (The)	5.750	08/15/53	8,837,167
1,585,000	Assured Guaranty US Holdings, Inc., Series A	6.400	12/15/66	1,069,875
10,625,000	Chubb Corp. (The)	6.375	04/15/37	9,190,625
2,610,000	Everest Reinsurance Holdings, Inc.	6.600	05/15/37	2,153,250
6,025,000	Genworth Holdings, Inc.	6.150	11/15/66	1,807,500
5,395,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/38	5,833,344
7,675,000	Lincoln National Corp.	7.000	05/17/66	5,180,625
5,220,000	Lincoln National Corp.	6.050	04/20/67	3,445,200
4,325,000	Principal Financial Group, Inc.	4.700	05/15/55	4,264,087
5,989,000	Prudential Financial, Inc.	8.875	06/15/38	6,647,790
9,890,000	Prudential Financial, Inc.	5.875	09/15/42	10,656,475
14,838,000	Prudential Financial, Inc.	5.625	06/15/43	15,654,090
4,670,000	Prudential Financial, Inc.	5.200	03/15/44	4,646,650
9,875,000	Prudential Financial, Inc.	5.375	05/15/45	10,072,500
3,445,000	Reinsurance Group of America, Inc.(c)	3.299	12/15/65	2,325,375
2,705,000	StanCorp Financial Group, Inc.	6.900	06/01/67	2,109,900
7,996,000	Voya Financial, Inc.	5.650	05/15/53	7,496,250

				101,390,703

	Miscellaneous Manufacturing—0.5%
2,995,000	General Electric Co., GMTN	6.375	11/15/67	3,077,363

	Pipelines—4.4%
5,295,000	Enterprise Products Operating LLC, Series A	8.375	08/01/66	4,421,325
7,312,000	Enterprise Products Operating LLC, Series B	7.034	01/15/68	7,531,360
10,600,000	TransCanada Pipelines Ltd. (Canada)	6.350	05/15/67	7,353,750
7,860,000	TransCanada Trust (Canada)	5.625	05/20/75	7,113,300

				26,419,735

	Total Corporate Bonds (Cost $240,454,870)			227,276,706

	Total Investments (Cost $598,176,354)—98.8%			591,708,055
	Other assets less liabilities—1.2%			7,137,274

	Net Assets—100.0%			$598,845,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

PowerShares Variable Rate Preferred Portfolio (VRP) (continued)

April 30, 2016

(Unaudited)

Investment Abbreviations:

GMTN—Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Variable rate coupon. Stated interest rate was in effect at April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

April 30, 2016

(Unaudited)

Portfolio Composition
State Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
California	11.7
Colorado	5.9
Florida	14.4
Indiana	5.3
Maryland	4.5
Missouri	4.2
New York	19.2
North Carolina	8.7
Ohio	5.2
Tennessee	7.9
Texas	7.9
Other States Less Than 3% Each	2.7
Other Assets Less Liabilities	2.4

Schedule of Investments

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b)—97.6%
	College Revenue—3.9%
$600,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A (LOC—Citizens Bank of Rhode Island)(c)	0.350%	04/01/35	$600,000
2,000,000	WACO Texas Educational Finance Corp. Rev. Ref. (Baylor University) Ser. 08A (LOC—Bank of New York Mellon Trust)(c)	0.440	02/01/32	2,000,000

				2,600,000

	Electric Power Revenue—4.3%
300,000	Orlando Florida Utilities Commission Utility System Rev. Var. (Remarketed 04/07/11) Ser. 08-1	0.410	10/01/33	300,000
2,505,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC—Bank of America N.A.)(c)	0.420	06/01/26	2,505,000

				2,805,000

	Health, Hospital, Nursing Home Revenue—26.3%
2,000,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A (LOC—Bank of America N.A.)(c)	0.400	08/01/24	2,000,000
195,000	Arizona State Health Facilities Auth. Var. (Banner Health) Ser. 08F (LOC—JPMorgan Chase Bank)(c)	0.430	01/01/29	195,000
2,500,000	Charlotte-Mecklenburg Hospital Auth. North Carolina Health Care System Rev. Ref. (Carolina-Remarketed) Ser. 07C	0.420	01/15/37	2,500,000
3,400,000	Cleveland-Cuyahoga County Ohio Port Auth. Var. (Carnegie/89th Garage Project) Ser. 07 (LOC—JPMorgan Chase Bank)(c)	0.440	01/01/37	3,400,000
195,000	DeKalb Georgia Private Hospital Auth. Var. (Children’s Healthcare of Atlanta) Ser. 08	0.400	07/01/42	195,000
300,000	Louisiana State Public Facilities Auth. Rev. Var. Ref. (Christus Health) Ser. 09B2 (LOC—Bank of New York Mellon Trust)(c)	0.380	07/01/47	300,000
3,000,000	Maryland State Health & Higher Educational Facilities Auth. Rev. (University of Maryland Medical Systems) Ser. 07A (LOC—Wells Fargo Bank N.A.)(c)	0.420	07/01/34	3,000,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC Health System) Ser. 08C	0.390	05/15/38	2,500,000
3,000,000	North Carolina Medical Care Commission Health Care Facilities (Pennybyrn at Maryfield) Ser. 05A	0.500	11/01/34	3,000,000
100,000	Rochester Minnesota Health Care Facilities Rev. Var. (Mayo Foundation—Remarketed 04/10/08) Ser. 02A	0.390	08/15/32	100,000
135,000	University of North Carolina at Chapel Hill Rev. Var. Ref. Ser. 03B	0.380	02/01/29	135,000

				17,325,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

PowerShares VRDO Tax-Free Weekly Portfolio (PVI) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) (continued)
	Highway Tolls Revenue—10.6%
$3,825,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC—Sumitomo Mitsui Banking)(c)	0.380%	04/01/47	$3,825,000
185,000	Massachusetts State Department of Transportation Highway System Rev. Var. Ref. (Contract Assistance—Remarketed 11/20/14) Ser. 10A7	0.380	01/01/29	185,000
3,000,000	Texas Transportation Commission Rev. (First Tier) Ser. 06B	0.600	04/01/26	3,000,000

				7,010,000

	Hotel Occupancy Tax—0.5%
300,000	Kansas City Missouri Special Obligation Var. Ref. (H. Roe Bartle) Ser. 08F (LOC—Sumitomo Mitsui Banking)(c)	0.410	04/15/25	300,000

	Income Tax Revenue—6.1%
4,000,000	New York City Transitional Finance Auth. Rev. (Future Tax Secured) Sub.-Ser. 99-B3	0.410	11/01/28	4,000,000

	Lease Revenue—3.6%
2,400,000	Orange County Florida School Board COP Ser. 08C (LOC—Bank of America N.A.)(c)	0.430	08/01/25	2,400,000

	Local or GTD Housing—9.0%
3,500,000	Indianapolis Indiana Multifamily Housing Rev. Var. (Capital Place-Convington) Ser. 08 FNMA	0.420	05/15/38	3,500,000
2,450,000	New York State Housing Finance Agency Rev. Var. (222 E 44th Street Housing) Ser. 15A (LOC—Bank of China)(c)	0.420	05/01/50	2,450,000

				5,950,000

	Miscellaneous Revenue—7.4%
2,285,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99 (LOC—Bank of America N.A.)(c)	0.450	06/01/29	2,285,000
400,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95 (LOC—Bank of America N.A.)(c)	0.450	03/01/25	400,000
200,000	New York State Housing Finance Agency Service Contract Rev. Var. Ref. (Remarketed 10/08/08) Ser. 03L (LOC—Bank of America N.A.)(c)	0.400	09/15/21	200,000
2,000,000	New York State Urban Development Corp. Rev. Ref. (CVS Contract) Ser. 08A-1 (LOC—Wells Fargo Bank N.A.)(c)	0.410	01/01/30	2,000,000

				4,885,000

	Multiple Utility Revenue—5.2%
3,460,000	Colorado Springs Colorado Utilities Rev. (Sub.-Lien Improvement) Ser. 06B	0.520	11/01/36	3,460,000

	Recreational Revenue—0.7%
440,000	El Paso County Colorado Rev. Var. (YMCA Pikes Peak Region Project) Ser. 06 (LOC—Wells Fargo Bank N.A.)(c)	0.390	12/01/36	440,000

	Sales Tax Revenue—12.6%
4,330,000	Florida State Department of Environmental Protection Preservation Rev. (Everglades Restoration) Ser. 07A AGC	0.430	07/01/27	4,330,000
4,000,000	New York State Local Government Assistance Corp. Various Sub.-Lien (Remarketed 08/03/09) Ser. 03-8V	0.430	04/01/19	4,000,000

				8,330,000

	Transit Revenue—0.3%
200,000	Texas State Multi-Mode Mobility Fund Ser. 06B	0.400	04/01/36	200,000

	Water Revenue—7.1%
100,000	Charlotte North Carolina Water & Sewer System Rev. Var. Ser. 06B	0.370	07/01/36	100,000
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	0.420	10/01/41	2,500,000
200,000	Massachusetts State Water Resources Auth. Var. Ref. (Remarketed 05/07/11) Ser. 08C-2	0.410	11/01/26	200,000
1,900,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.370	07/01/37	1,900,000

				4,700,000

	Total Investments (Cost $64,405,000)(d)—97.6%			64,405,000
	Other assets less liabilities—2.4%			1,603,798

	Net Assets—100.0%			$66,008,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

PowerShares VRDO Tax-Free Weekly Portfolio (PVI) (continued)

April 30, 2016

(Unaudited)

Investment Abbreviations:

AGC—Assured Guaranty Corp.

Auth.—Authority

COP—Certificate of Participation

FNMA—Federal National Mortgage Association

LOC—Letter of Credit

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Var.—Variable

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at April 30, 2016.
(b)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2016. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	6.7%
Federal National Mortgage Association	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

April 30, 2016

(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)	PowerShares Build America Bond Portfolio (BAB)	PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)	PowerShares CEF Income Composite Portfolio (PCEF)
Assets:
Unaffiliated investments, at value(a)	$196,892,498	$807,602,827	$120,664,284	$608,829,665
Affiliated investments, at value	122,024	41,094,719	—	8,163,095

Total investments, at value	197,014,522	848,697,546	120,664,284	616,992,760
Cash	—	—	3,782,080	—
Cash segregated as collateral	—	—	—	—
Foreign currencies, at value	—	—	—	—
Receivables:
Dividends and interest	1,725,434	11,990,180	1,541,374	808,555
Investments sold	—	—	—	3,272,799
Securities lending	—	—	—	—
Shares sold	—	—	—	—

Total Assets	198,739,956	860,687,726	125,987,738	621,074,114

Liabilities:
Due to custodian	—	—	—	623,287
Payables:
Shares repurchased	—	—	—	3,272,477
Collateral upon receipt of securities in-kind	—	—	—	—
Investments purchased	—	—	—	—
Collateral upon return of securities loaned	—	—	—	—
Accrued unitary management fees	41,038	189,283	28,481	251,119
Accrued expenses	—	—	—	—

Total Liabilities	41,038	189,283	28,481	4,146,883

Net Assets	$198,698,918	$860,498,443	$125,959,257	$616,927,231

Net Assets Consist of:
Shares of beneficial interest	$187,381,222	$795,887,879	$120,892,057	$679,341,020
Undistributed net investment income	(90,563)	(285,820)	(38,088)	(3,778,095)
Undistributed net realized gain (loss)	6,164,782	(11,972)	(1,806,767)	(28,494,156)
Net unrealized appreciation (depreciation)	5,243,477	64,908,356	6,912,055	(30,141,538)

Net Assets	$198,698,918	$860,498,443	$125,959,257	$616,927,231

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,900,000	28,550,000	4,800,000	28,250,000
Net asset value	$33.68	$30.14	$26.24	$21.84

Market price	$33.67	$30.12	$26.38	$21.85

Unaffiliated investments, at cost	$191,649,021	$742,694,471	$113,752,229	$637,907,639

Affiliated investments, at cost	$122,024	$41,094,719	$—	$9,226,659

Total investments, at cost	$191,771,045	$783,789,190	$113,752,229	$647,134,298

Foreign currencies, at cost	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of:	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

$55,957,705	$3,084,518,963	$787,818,769	$41,922,973
843,478	72,834,524	6,822,241	85,535

56,801,183	3,157,353,487	794,641,010	42,008,508
—	277,394	—	—
—	45,756,955	6,207,626	—
26,766	—	—	—

757,988	43,805,620	11,670,350	425,967
—	5,671,147	5,209,434	—
—	36,575	—	—
—	47,395,400	9,378,024	—

57,585,937	3,300,296,578	827,106,444	42,434,475

—	—	—	—

—	5,729,402	5,462,802	—
—	45,756,955	6,207,626	—
—	47,390,899	13,937,727	—
—	58,528,680	—	—
21,606	1,236,180	313,524	7,381
583	—	—	—

22,189	158,642,116	25,921,679	7,381

$57,563,748	$3,141,654,462	$801,184,765	$42,427,094

$66,557,458	$3,248,977,851	$826,091,494	$41,623,820
(13,402)	(2,336,142)	(78,939)	(8,976)
(5,659,803)	(85,124,549)	(35,797,553)	(47,350)
(3,320,505)	(19,862,698)	10,969,763	859,600

$57,563,748	$3,141,654,462	$801,184,765	$42,427,094

2,450,000	109,700,000	43,900,000	1,650,000
$23.50	$28.64	$18.25	$25.71

$23.24	$28.60	$18.26	$25.75

$59,282,447	$3,104,381,661	$776,849,006	$41,063,373

$843,478	$72,834,524	$6,822,241	$85,535

$60,125,925	$3,177,216,185	$783,671,247	$41,148,908

$26,771	$—	$—	$—

$—	$57,280,901	$—	$—

89

Statements of Assets and Liabilities (continued)

April 30, 2016

(Unaudited)

	PowerShares Global Short Term High Yield Bond Portfolio (PGHY)	PowerShares International Corporate Bond Portfolio (PICB)	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)	PowerShares National AMT-Free Municipal Bond Portfolio (PZA)
Assets:
Unaffiliated investments, at value(a)	$34,535,840	$169,939,893	$16,086,715	$1,192,840,216
Affiliated investments, at value	598,345	—	278,931	—

Total investments, at value	35,134,185	169,939,893	16,365,646	1,192,840,216
Cash	2,312	—	—	36,900,527
Cash segregated as collateral	226,111	—	—	—
Foreign currencies, at value	—	323,228	—	—
Receivables:
Dividends and interest	778,267	2,424,129	129,264	14,795,805
Investments sold	657,459	1,039,686	—	—
Foreign tax reclaims	—	91,142	—	—
Securities lending	—	—	—	—
Settlement proceeds	—	69,725	—	—
Shares sold	206,557	—	—	12,934,778

Total Assets	37,004,891	173,887,803	16,494,910	1,257,471,326

Liabilities:
Due to custodian	—	36,225	—	—
Payables:
Collateral upon receipt of securities in-kind	226,111	—	—	—
Investments purchased	413,070	1,230,001	213,429	29,411,674
Collateral upon return of securities loaned	—	—	—	—
Accrued unitary management fees	10,295	69,424	2,694	271,931

Total Liabilities	649,476	1,335,650	216,123	29,683,605

Net Assets	$36,355,415	$172,552,153	$16,278,787	$1,227,787,721

Net Assets Consist of:
Shares of beneficial interest	$38,165,175	$185,345,958	$16,157,363	$1,158,142,130
Undistributed net investment income (loss)	85,237	(35,440)	4,099	(512,103)
Undistributed net realized gain (loss)	(1,345,148)	(3,631,364)	(58,262)	(4,728,176)
Net unrealized appreciation (depreciation)	(549,849)	(9,127,001)	175,587	74,885,870

Net Assets	$36,355,415	$172,552,153	$16,278,787	$1,227,787,721

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,550,000	6,450,000	650,000	47,550,000
Net asset value	$23.46	$26.75	$25.04	$25.82

Market price	$23.55	$26.69	$25.14	$25.90

Unaffiliated investments, at cost	$35,085,689	$179,108,716	$15,911,128	$1,117,954,346

Affiliated investments, at cost	$598,345	$—	$278,931	$—

Total investments, at cost	$35,684,034	$179,108,716	$16,190,059	$1,117,954,346

Foreign currencies, at cost	$—	$320,574	$—	$—

(a) Includes securities on loan with an aggregate value of:	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)	PowerShares Preferred Portfolio (PGX)	PowerShares Variable Rate Preferred Portfolio (VRP)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

$52,507,395	$3,801,670,476	$591,708,055	$64,405,000
—	96,518,098	—	—

52,507,395	3,898,188,574	591,708,055	64,405,000
188,414	—	—	1,594,340
—	6,639	3,084,963	—
—	—	—	—

715,187	10,345,338	5,178,588	23,213
—	11,804,740	18,867,604	—
—	2,036	—	—
—	513,204	—	—
—	—	—	—
—	19,406,267	8,453,621	—

53,410,996	3,940,266,798	627,292,831	66,022,553

—	269	1,438,333	—

—	6,639	3,084,963	—
—	19,029,350	23,690,221	—
—	95,047,725	—	—
12,021	1,536,286	233,985	13,755

12,021	115,620,269	28,447,502	13,755

$53,398,975	$3,824,646,529	$598,845,329	$66,008,798

$50,904,267	$3,776,703,679	$607,698,826	$66,062,228
(15,509)	935,093	(53,684)	(53,455)
(1,142,954)	(48,785,973)	(2,331,514)	25
3,653,171	95,793,730	(6,468,299)	—

$53,398,975	$3,824,646,529	$598,845,329	$66,008,798

2,150,000	256,050,000	24,800,000	2,650,000
$24.84	$14.94	$24.15	$24.91

$24.89	$14.98	$24.18	$24.90

$48,854,224	$3,705,876,746	$598,176,354	$64,405,000

$—	$96,518,098	$—	$—

$48,854,224	$3,802,394,844	$598,176,354	$64,405,000

$—	$—	$—	$—

$—	$92,201,673	$—	$—

91

Statements of Operations

For the six months ended April 30, 2016

(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)	PowerShares Build America Bond Portfolio (BAB)	PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)	PowerShares CEF Income Composite Portfolio (PCEF)
Investment Income:
Unaffiliated interest income	$2,762,793	$17,590,354	$1,985,630	$—
Unaffiliated dividend income	—	—	—	24,314,476
Affiliated dividend income	581	37,907	—	271,785
Securities lending income	—	—	—	—

Total Income	2,763,374	17,628,261	1,985,630	24,586,261

Expenses:
Unitary management fees	304,434	1,041,030	164,292	1,493,619

Less: Waivers	(347)	(19,754)	—	(801)

Net Expenses	304,087	1,021,276	164,292	1,492,818

Net Investment Income	2,459,287	16,606,985	1,821,338	23,093,443

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(26,480)	5,403	32,693	(13,558,675)
In-kind redemptions	7,155,433	—	—	1,812,150
Distributions of underlying fund shares	—	—	—	245,410
Foreign currencies	—	—	—	—

Net realized gain (loss)	7,128,953	5,403	32,693	(11,501,115)

Change in net unrealized appreciation (depreciation) on:
Investment securities	2,266,867	25,602,597	3,661,301	12,474,814
Foreign currencies	—	—	—	—

Net change in unrealized appreciation (depreciation)	2,266,867	25,602,597	3,661,301	12,474,814

Net realized and unrealized gain (loss)	9,395,820	25,608,000	3,693,994	973,699

Net increase (decrease) in net assets resulting from operations	$11,855,107	$42,214,985	$5,515,332	$24,067,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

$1,279,692	$76,302,952	$17,378,376	$536,424
—	—	—	—
2,384	20,280	5,433	430
—	127,337	—	—

1,282,076	76,450,569	17,383,809	536,854

154,762	6,773,509	1,648,138	41,448

(1,476)	(11,088)	(2,914)	(269)

153,286	6,762,421	1,645,224	41,179

1,128,790	69,688,148	15,738,585	495,675

(2,492,198)	3,988,754	(10,075,775)	(26,295)
—	(431,836)	(12,458,558)	—
—	—	—	—
(41,388)	—	—	—

(2,533,586)	3,556,918	(22,534,333)	(26,295)

(100,272)	55,490,946	27,519,251	839,259
2,717	—	—	—

(97,555)	55,490,946	27,519,251	839,259

(2,631,141)	59,047,864	4,984,918	812,964

$(1,502,351)	$128,736,012	$20,723,503	$1,308,639

93

Statements of Operations (continued)

For the six months ended April 30, 2016

(Unaudited)

	PowerShares Global Short Term High Yield Bond Portfolio (PGHY)	PowerShares International Corporate Bond Portfolio (PICB)	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)	PowerShares National AMT-Free Municipal Bond Portfolio (PZA)
Investment Income:
Unaffiliated interest income	$907,642	$2,395,752	$89,537	$19,188,706
Unaffiliated dividend income	—	—	—	—
Affiliated dividend income	744	522	202	—
Securities lending income	—	—	—	—
Foreign withholding tax	(429)	—	—	—

Total Income	907,957	2,396,274	89,739	19,188,706

Expenses:
Unitary management fees	54,929	434,699	9,804	1,459,494

Less: Waivers	(445)	(305)	(178)	—

Net Expenses	54,484	434,394	9,626	1,459,494

Net Investment Income (Loss)	853,473	1,961,880	80,113	17,729,212

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities*	(13,964)	(1,590,239)	(54,514)	525,731
In-kind redemptions	(119,956)	(1,991,067)	(3,748)	—
Foreign currencies	—	(47,406)	—	—

Net realized gain (loss)	(133,920)	(3,628,712)	(58,262)	525,731

Change in net unrealized appreciation (depreciation) on:
Investment securities	(61,771)	8,324,950	182,484	28,212,270
Foreign currencies	—	61,019	—	—

Net change in unrealized appreciation (depreciation)	(61,771)	8,385,969	182,484	28,212,270

Net realized and unrealized gain (loss)	(195,691)	4,757,257	124,222	28,738,001

Net increase (decrease) in net assets resulting from operations	$657,782	$6,719,137	$204,335	$46,467,213

*	Includes net gains (losses) from securities sold to affiliates of $(229,091) for PowerShares Preferred Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)	PowerShares Preferred Portfolio (PGX)	PowerShares Variable Rate Preferred Portfolio (VRP)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

$942,637	$—	$5,295,869	$43,637
—	108,742,447	8,837,969	—
—	13,063	2,740	—
—	2,732,145	—	—
—	(115,321)	(13,928)	—

942,637	111,372,334	14,122,650	43,637

70,818	8,656,683	1,236,770	92,341

—	(8,424)	(1,587)	—

70,818	8,648,259	1,235,183	92,341

871,819	102,724,075	12,887,467	(48,704)

65,522	(10,268,122)	(1,938,730)	29
—	12,780,018	(231,642)	—
—	—	—	—

65,522	2,511,896	(2,170,372)	29

1,401,750	34,156,876	(108,295)	—
—	—	—	—

1,401,750	34,156,876	(108,295)	—

1,467,272	36,668,772	(2,278,667)	29

$2,339,091	$139,392,847	$10,608,800	$(48,675)

95

Statements of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)		PowerShares Build America Bond Portfolio (BAB)
	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
Operations:
Net investment income	$2,459,287	$7,084,501	$16,606,985	$33,259,150
Net realized gain (loss)	7,128,953	11,374,720	5,403	7,860,126
Net change in unrealized appreciation (depreciation)	2,266,867	(10,829,679)	25,602,597	(28,768,560)

Net increase (decrease) in net assets resulting from operations	11,855,107	7,629,542	42,214,985	12,350,716

Distributions to Shareholders from:
Net investment income	(2,549,850)	(7,109,980)	(16,892,805)	(33,376,382)
Return of capital	—	—	—	—

Total distributions to shareholders	(2,549,850)	(7,109,980)	(16,892,805)	(33,376,382)

Shareholder Transactions:
Proceeds from shares sold	26,297,809	155,013,994	168,100,073	124,194,303
Value of shares repurchased	(104,182,548)	(167,890,135)	(10,287,021)	(122,670,963)
Transaction fees	—	—	523,120	1,186,257

Net increase (decrease) in net assets resulting from shares transactions	(77,884,739)	(12,876,141)	158,336,172	2,709,597

Increase (Decrease) in Net Assets	(68,579,482)	(12,356,579)	183,658,352	(18,316,069)

Net Assets:
Beginning of period	267,278,400	279,634,979	676,840,091	695,156,160

End of period	$198,698,918	$267,278,400	$860,498,443	$676,840,091

Undistributed net investment income at end of period	$(90,563)	$—	$(285,820)	$—

Changes in Shares Outstanding:
Shares sold	800,000	4,650,000	5,650,000	4,100,000
Shares repurchased	(3,100,000)	(5,200,000)	(350,000)	(4,200,000)
Shares outstanding, beginning of period	8,200,000	8,750,000	23,250,000	23,350,000

Shares outstanding, end of period	5,900,000	8,200,000	28,550,000	23,250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)		PowerShares CEF Income Composite Portfolio (PCEF)		PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)		PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)
April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015

$1,821,338	$3,001,923	$23,093,443	$43,076,114	$1,128,790	$3,737,203	$69,688,148	$130,717,062
32,693	45,523	(11,501,115)	(7,778,414)	(2,533,586)	(5,446,478)	3,556,918	(58,606,662)
3,661,301	(483,236)	12,474,814	(52,015,355)	(97,555)	(1,943,613)	55,490,946	(27,719,771)

5,515,332	2,564,210	24,067,142	(16,717,655)	(1,502,351)	(3,652,888)	128,736,012	44,390,629

(1,859,426)	(3,001,923)	(26,914,584)	(42,122,623)	(1,142,192)	(828,895)	(73,651,142)	(129,090,210)
—	(15,761)	—	(13,115,497)	—	(2,916,799)	—	—

(1,859,426)	(3,017,684)	(26,914,584)	(55,238,120)	(1,142,192)	(3,745,694)	(73,651,142)	(129,090,210)

12,902,370	43,454,421	27,487,446	130,818,754	—	27,137,797	735,414,429	737,031,529
—	—	(36,396,288)	(50,091,984)	(21,765,050)	(104,986,441)	(302,230,034)	(428,358,201)
32,256	198,343	—	—	108,825	660,621	—	—

12,934,626	43,652,764	(8,908,842)	80,726,770	(21,656,225)	(77,188,023)	433,184,395	308,673,328

16,590,532	43,199,290	(11,756,284)	8,770,995	(24,300,768)	(84,586,605)	488,269,265	223,973,747

109,368,725	66,169,435	628,683,515	619,912,520	81,864,516	166,451,121	2,653,385,197	2,429,411,450

$125,959,257	$109,368,725	$616,927,231	$628,683,515	$57,563,748	$81,864,516	$3,141,654,462	$2,653,385,197

$(38,088)	$—	$(3,778,095)	$—	$(13,402)	$—	$(2,336,142)	$1,626,852

500,000	1,700,000	1,300,000	5,500,000	—	1,100,000	26,300,000	26,100,000
—	—	(1,750,000)	(2,200,000)	(950,000)	(4,350,000)	(11,100,000)	(15,300,000)
4,300,000	2,600,000	28,700,000	25,400,000	3,400,000	6,650,000	94,500,000	83,700,000

4,800,000	4,300,000	28,250,000	28,700,000	2,450,000	3,400,000	109,700,000	94,500,000

97

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)		PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)
	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
Operations:
Net investment income	$15,738,585	$27,511,534	$495,675	$811,367
Net realized gain (loss)	(22,534,333)	(12,545,740)	(26,295)	(47,795)
Net change in unrealized appreciation (depreciation)	27,519,251	(21,537,524)	839,259	(214,829)

Net increase (decrease) in net assets resulting from operations	20,723,503	(6,571,730)	1,308,639	548,743

Distributions to Shareholders from:
Net investment income	(15,817,524)	(27,639,812)	(504,651)	(828,174)
Net realized gains	—	—	—	—
Return of capital	—	—	—	—

Total distributions to shareholders	(15,817,524)	(27,639,812)	(504,651)	(828,174)

Shareholder Transactions:
Proceeds from shares sold	297,528,117	375,117,838	7,555,732	5,067,646
Value of shares repurchased	(167,550,203)	(240,375,664)	—	(1,259,216)
Transaction fees	—	—	—	—

Net increase (decrease) in net assets resulting from shares transactions	129,977,914	134,742,174	7,555,732	3,808,430

Increase (Decrease) in Net Assets	134,883,893	100,530,632	8,359,720	3,528,999

Net Assets:
Beginning of period	666,300,872	565,770,240	34,067,374	30,538,375

End of period	$801,184,765	$666,300,872	$42,427,094	$34,067,374

Undistributed net investment income at end of period	$(78,939)	$—	$(8,976)	$—

Changes in Shares Outstanding:
Shares sold	17,000,000	20,000,000	300,000	200,000
Shares repurchased	(9,600,000)	(12,900,000)	—	(50,000)
Shares outstanding, beginning of period	36,500,000	29,400,000	1,350,000	1,200,000

Shares outstanding, end of period	43,900,000	36,500,000	1,650,000	1,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)		PowerShares International Corporate Bond Portfolio (PICB)		PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)		PowerShares National AMT-Free Municipal Bond Portfolio (PZA)
April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015

$853,473	$1,444,072	$1,961,880	$5,080,596	$80,113	$78,770	$17,729,212	$30,862,365
(133,920)	(1,176,562)	(3,628,712)	(6,959,443)	(58,262)	3,376	525,731	327,140
(61,771)	173,994	8,385,969	(17,441,060)	182,484	8,611	28,212,270	(4,528,122)

657,782	441,504	6,719,137	(19,319,907)	204,335	90,757	46,467,213	26,661,383

(768,236)	(1,444,072)	(1,997,320)	(236,037)	(77,097)	(78,801)	(18,241,315)	(30,862,365)
—	—	—	—	(7,046)	—	—	—
—	(7,319)	—	(4,826,517)	—	—	—	(118,036)

(768,236)	(1,451,391)	(1,997,320)	(5,062,554)	(84,143)	(78,801)	(18,241,315)	(30,980,401)

12,799,077	4,729,721	—	8,422,218	11,135,201	3,755,338	301,413,401	186,095,463
(3,362,543)	(14,079,177)	(21,626,422)	(57,832,047)	(1,246,708)	(3,753,674)	—	(24,895,192)
—	—	3,083	13,338	—	—	753,533	527,476

9,436,534	(9,349,456)	(21,623,339)	(49,396,491)	9,888,493	1,664	302,166,934	161,727,747

9,326,080	(10,359,343)	(16,901,522)	(73,778,952)	10,008,685	13,620	330,392,832	157,408,729

27,029,335	37,388,678	189,453,675	263,232,627	6,270,102	6,256,482	897,394,889	739,986,160

$36,355,415	$27,029,335	$172,552,153	$189,453,675	$16,278,787	$6,270,102	$1,227,787,721	$897,394,889

$85,237	$—	$(35,440)	$—	$4,099	$1,083	$(512,103)	$—

550,000	200,000	—	300,000	450,000	150,000	11,800,000	7,350,000
(150,000)	(600,000)	(850,000)	(2,150,000)	(50,000)	(150,001)	—	(1,000,000)
1,150,000	1,550,000	7,300,000	9,150,000	250,000	250,001	35,750,000	29,400,000

1,550,000	1,150,000	6,450,000	7,300,000	650,000	250,000	47,550,000	35,750,000

99

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)		PowerShares Preferred Portfolio (PGX)
	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
Operations:
Net investment income (loss)	$871,819	$1,666,229	$102,724,075	$161,016,077
Net realized gain (loss)	65,522	45,177	2,511,896	16,774,548
Net change in unrealized appreciation (depreciation)	1,401,750	(447,025)	34,156,876	19,492,438

Net increase (decrease) in net assets resulting from operations	2,339,091	1,264,381	139,392,847	197,283,063

Distributions to Shareholders from:
Net investment income	(887,328)	(1,666,229)	(102,286,656)	(161,014,442)
Return of capital	—	(5,115)	—	—

Total distributions to shareholders	(887,328)	(1,671,344)	(102,286,656)	(161,014,442)

Shareholder Transactions:
Proceeds from shares sold	3,710,440	3,649,628	862,072,277	1,027,551,075
Value of shares repurchased	(2,455,727)	—	(191,623,337)	(211,486,686)
Transaction fees	—	—	—	—

Net increase (decrease) in net assets resulting from shares transactions	1,254,713	3,649,628	670,448,940	816,064,389

Increase (Decrease) in Net Assets	2,706,476	3,242,665	707,555,131	852,333,010

Net Assets:
Beginning of period	50,692,499	47,449,834	3,117,091,398	2,264,758,388

End of period	$53,398,975	$50,692,499	$3,824,646,529	$3,117,091,398

Undistributed net investment income (loss) at end of period	$(15,509)	$—	$935,093	$497,674

Changes in Shares Outstanding:
Shares sold	150,000	150,000	58,200,000	69,850,000
Shares repurchased	(100,000)	—	(13,000,000)	(14,400,000)
Shares outstanding, beginning of period	2,100,000	1,950,000	210,850,000	155,400,000

Shares outstanding, end of period	2,150,000	2,100,000	256,050,000	210,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

PowerShares Variable Rate Preferred Portfolio (VRP)		PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015

$12,887,467	$10,361,284	$(48,704)	$(140,904)
(2,170,372)	(113,143)	29	—
(108,295)	(5,677,831)	—	—

10,608,800	4,570,310	(48,675)	(140,904)

(12,941,151)	(10,367,687)	(4,751)	—
—	(199,490)	—	(2,272)

(12,941,151)	(10,567,177)	(4,751)	(2,272)

220,124,330	311,112,281	—	2,493,361
(16,012,048)	—	(14,947,764)	(39,920,311)
—	—	—	—

204,112,282	311,112,281	(14,947,764)	(37,426,950)

201,779,931	305,115,414	(15,001,190)	(37,570,126)

397,065,398	91,949,984	81,009,988	118,580,114

$598,845,329	$397,065,398	$66,008,798	$81,009,988

$(53,684)	$—	$(53,455)	$—

9,200,000	12,600,000	—	100,000
(700,000)	—	(600,000)	(1,600,000)
16,300,000	3,700,000	3,250,000	4,750,000

24,800,000	16,300,000	2,650,000	3,250,000

101

Financial Highlights

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$32.59		$31.96	$30.41	$32.96		$31.40	$29.24
Net investment income(a)	0.33		0.70	0.76	0.74		0.76	0.81
Net realized and unrealized gain (loss) on investments	1.10		0.63	1.54	(2.55)		1.59	2.26
Total from investment operations	1.43		1.33	2.30	(1.81)		2.35	3.07
Distributions to shareholders from:
Net investment income	(0.34)		(0.70)	(0.75)	(0.74)		(0.79)	(0.79)
Net realized gains	—		—	—	(0.00	)(b)	—	—
Return of capital	—		—	—	—		—	(0.12)
Total distributions	(0.34)		(0.70)	(0.75)	(0.74)		(0.79)	(0.91)
Net asset value at end of period	$33.68		$32.59	$31.96	$30.41		$32.96	$31.40
Market price at end of period(c)	$33.67		$32.60	$31.97	$30.40		$32.92	$31.54
Net Asset Value Total Return(d)	4.41%		4.18%	7.71%	(5.55)%		7.56%	10.86%
Market Price Total Return(d)	4.35%		4.18%	7.77%	(5.47)%		6.94%	11.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$198,699		$267,278	$279,635	$150,540		$166,458	$260,646
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%	0.25%	0.25%		0.25%	0.25%
Net investment income	2.02	%(e)	2.14%	2.47%	2.33%		2.34%	2.82%
Portfolio turnover rate(f)	5%		7%	5%	5%		4%	4%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Build America Bond Portfolio (BAB)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$29.11		$29.77	$27.90	$30.19	$28.16	$26.13
Net investment income(a)	0.66		1.37	1.40	1.42	1.45	1.49
Net realized and unrealized gain (loss) on investments	1.02		(0.71)	1.87	(2.29)	2.06	2.03
Total from investment operations	1.68		0.66	3.27	(0.87)	3.51	3.52
Distributions to shareholders from:
Net investment income	(0.67)		(1.37)	(1.40)	(1.42)	(1.48)	(1.49)
Return of capital	—		—	—	—	—	(0.00	)(b)
Total distributions	(0.67)		(1.37)	(1.40)	(1.42)	(1.48)	(1.49)
Transaction fees(a)	0.02		0.05	—	—	—	—
Net asset value at end of period	$30.14		$29.11	$29.77	$27.90	$30.19	$28.16
Market price at end of period(c)	$30.12		$29.17	$29.76	$27.79	$30.16	$28.18
Net Asset Value Total Return(d)	5.91%		2.40%	12.03%	(3.00)%	12.74%	14.10%
Market Price Total Return(d)	5.61%		2.65%	12.44%	(3.28)%	12.54%	14.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$860,498		$676,840	$695,156	$683,643	$1,070,328	$664,596
Ratio to average net assets of:
Expenses, after Waivers	0.27	%(e)	0.28%	0.27%	0.28%	0.28%	0.28%
Expenses, prior to Waivers	0.28	%(e)	0.28%	0.28%	0.28%	0.31%	0.35%
Net investment income, after Waivers	4.47	%(e)	4.59%	4.86%	4.80%	4.92%	5.68%
Portfolio turnover rate(f)	0	%(g)	9%	7%	5%	2%	15%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Financial Highlights (continued)

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014	2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$25.43		$25.45		$23.50	$25.34		$23.80	$24.24
Net investment income(a)	0.40		0.82		0.97	0.91		0.99	1.03
Net realized and unrealized gain (loss) on investments	0.81		(0.06)		1.91	(1.84)		1.54	(0.40)
Total from investment operations	1.21		0.76		2.88	(0.93)		2.53	0.63
Distributions to shareholders from:
Net investment income	(0.41)		(0.83)		(0.97)	(0.91)		(0.99)	(1.07)
Return of capital	—		(0.00	)(b)	(0.02)	(0.00	)(b)	—	—
Total distributions	(0.41)		(0.83)		(0.99)	(0.91)		(0.99)	(1.07)
Transaction fees(a)	0.01		0.05		0.06	—		—	—
Net asset value at end of period	$26.24		$25.43		$25.45	$23.50		$25.34	$23.80
Market price at end of period(c)	$26.38		$25.50		$25.61	$23.42		$25.34	$23.80
Net Asset Value Total Return(d)	4.83%		3.25%		12.75%	(3.74)%		10.83%	2.90%
Market Price Total Return(d)	5.10%		2.87%		13.84%	(4.06)%		10.83%	2.90%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$125,959		$109,369		$66,169	$61,108		$63,338	$36,884
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%		0.26%	0.30%		0.28%	0.28%
Expenses, prior to Waivers	0.28	%(e)	0.28%		0.26%	0.30%		0.31%	0.35%
Net investment income, after Waivers	3.10	%(e)	3.23%		3.95%	3.70%		3.98%	4.52%
Portfolio turnover rate(f)	1%		3%		28%	1%		6%	33%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Financial Highlights (continued)

PowerShares CEF Income Composite Portfolio (PCEF)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$21.91		$24.41	$24.40	$25.47	$23.84	$26.16
Net investment income(a)	0.81		1.53	1.36	1.21	1.40	1.27
Net realized and unrealized gain (loss) on investments	0.06		(2.07)	0.58	(0.31)	4.28	(1.57)
Total from investment operations	0.87		(0.54)	1.94	0.90	5.68	(0.30)
Distributions to shareholders from:
Net investment income	(0.94)		(1.49)	(1.75)	(1.49)	(3.83)	(1.39)
Net realized gains	—		—	(0.18)	—	—	—
Return of capital	—		(0.47)	—	(0.48)	(0.22)	(0.63)
Total distributions	(0.94)		(1.96)	(1.93)	(1.97)	(4.05)	(2.02)
Net asset value at end of period	$21.84		$21.91	$24.41	$24.40	$25.47	$23.84
Market price at end of period(b)	$21.85		$21.85	$24.42	$24.40	$25.52	$23.86
Net Asset Value Total Return(c)	4.32%		(2.31)%	8.23%	3.64%	16.20%	(1.26)%
Market Price Total Return(c)	4.65%		(2.62)%	8.27%	3.43%	16.32%	(1.26)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$616,927		$628,684	$619,913	$469,789	$369,266	$244,408
Ratio to average net assets of:
Expenses(d)	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	7.73	%(e)	6.61%	5.54%	4.82%	5.67%	5.04%
Portfolio turnover rate(f)	13%		20%	19%	33%	22%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Financial Highlights (continued)

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,					For the Period September 22, 2011(a) Through October 31, 2011
			2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$24.08		$25.03	$25.23	$24.42	$23.57		$24.42
Net investment income(b)	0.38		0.77	0.81	0.82	0.77		0.09
Net realized and unrealized gain (loss) on investments	(0.61)		(1.09)	(0.34)	0.59	0.77		(0.94)
Total from investment operations	(0.23)		(0.32)	0.47	1.41	1.54		(0.85)
Distributions to shareholders from:
Net investment income	(0.39)		(0.17)	(0.69)	(0.82)	(0.81)		—
Return of capital	—		(0.60)	(0.11)	—	(0.02)		—
Total distributions	(0.39)		(0.77)	(0.80)	(0.82)	(0.83)		—
Transaction fees(b)	0.04		0.14	0.13	0.22	0.14		—
Net asset value at end of period	$23.50		$24.08	$25.03	$25.23	$24.42		$23.57
Market price at end of period(c)	$23.24		$23.97	$24.88	$25.41	$24.57		$23.72
Net Asset Value Total Return(d)	(0.78)%		(0.71)%	2.45%	6.77%	7.26%		(3.48	)%(e)
Market Price Total Return(d)	(1.41)%		(0.56)%	1.12%	6.85%	7.21%		(2.87	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$57,564		$81,865	$166,451	$107,213	$17,093		$3,536
Ratio to average net assets of:
Expenses	0.45	%(f)	0.45%	0.45%	0.45%	0.45	%(g)	0.45	%(f)
Net investment income	3.28	%(f)	3.16%	3.24%	3.30%	3.21%		3.46	%(f)
Portfolio turnover rate(h)	12%		26%	34%	25%	12%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 23, 2011, the first day of trading on the exchange) to October 31, 2011 was (1.38)%. The market price total return from Fund Inception to October 31, 2011, was (4.51)%.
(f)	Annualized.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Financial Highlights (continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$28.08		$29.03	$27.93	$31.00	$27.42	$28.25
Net investment income(a)	0.71		1.48	1.28	1.30	1.44	1.42
Net realized and unrealized gain (loss) on investments	0.60		(0.97)	1.10	(3.08)	3.60	(0.76)
Total from investment operations	1.31		0.51	2.38	(1.78)	5.04	0.66
Distributions to shareholders from:
Net investment income	(0.75)		(1.46)	(1.28)	(1.29)	(1.46)	(1.43)
Return of capital	—		—	—	—	—	(0.06)
Total distributions	(0.75)		(1.46)	(1.28)	(1.29)	(1.46)	(1.49)
Net asset value at end of period	$28.64		$28.08	$29.03	$27.93	$31.00	$27.42
Market price at end of period(b)	$28.60		$28.02	$29.08	$27.92	$31.11	$27.45
Net Asset Value Total Return(c)	4.81%		1.87%	8.77%	(5.85)%	19.02%	2.60%
Market Price Total Return(c)	4.89%		1.49%	9.00%	(6.22)%	19.30%	2.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,141,654		$2,653,385	$2,429,411	$2,008,276	$2,808,786	$1,319,124
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.14	%(d)	5.25%	4.52%	4.37%	5.03%	5.28%
Portfolio turnover rate(e)	24%		27%	14%	9%	4%	4%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$18.25		$19.24	$19.24		$19.19	$18.22	$18.49
Net investment income(a)	0.42		0.81	0.85		0.90	0.98	1.03
Net realized and unrealized gain (loss) on investments	0.00	(b)	(0.98)	(0.00	)(b)	0.05	0.97	(0.16)
Total from investment operations	0.42		(0.17)	0.85		0.95	1.95	0.87
Distributions to shareholders from:
Net investment income	(0.42)		(0.82)	(0.85)		(0.90)	(0.98)	(1.07)
Return of capital	—		—	—		—	—	(0.07)
Total distributions	(0.42)		(0.82)	(0.85)		(0.90)	(0.98)	(1.14)
Net asset value at end of period	$18.25		$18.25	$19.24		$19.24	$19.19	$18.22
Market price at end of period(c)	$18.26		$18.23	$19.19		$19.26	$19.17	$18.21
Net Asset Value Total Return(d)	2.44%		(0.90)%	4.49%		5.06%	11.02%	4.85%
Market Price Total Return(d)	2.60%		(0.75)%	4.12%		5.29%	10.95%	4.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$801,185		$666,301	$565,770		$621,429	$838,586	$566,731
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%	0.50%		0.50%	0.50%	0.50%
Net investment income	4.77	%(e)	4.34%	4.37%		4.66%	5.26%	5.63%
Portfolio turnover rate(f)	6%		16%	20%		23%	21%	27%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Financial Highlights (continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				For the Period September 12, 2011(a) Through October 31, 2011
			2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.24		$25.45	$25.13	$25.83	$24.79	$24.85
Net investment income(b)	0.33		0.62	0.62	0.54	0.56	0.07
Net realized and unrealized gain (loss) on investments	0.47		(0.19)	0.31	(0.69)	1.11	(0.13)
Total from investment operations	0.80		0.43	0.93	(0.15)	1.67	(0.06)
Distributions to shareholders from:
Net investment income	(0.33)		(0.64)	(0.60)	(0.55)	(0.63)	—
Net realized gains	—		—	(0.01)	—	—	—
Total distributions	(0.33)		(0.64)	(0.61)	(0.55)	(0.63)	—
Net asset value at end of period	$25.71		$25.24	$25.45	$25.13	$25.83	$24.79
Market price at end of period(c)	$25.75		$25.27	$25.47	$25.12	$25.85	$25.25
Net Asset Value Total Return(d)	3.23%		1.69%	3.75%	(0.57)%	6.85%	(0.24	)%(e)
Market Price Total Return(d)	3.26%		1.72%	3.88%	(0.68)%	4.97%	1.61	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$42,427		$34,067	$30,538	$33,925	$30,994	$4,958
Ratio to average net assets of:
Expenses	0.22	%(f)	0.22%	0.22%	0.22%	0.22%	0.22	%(f)
Net investment income	2.63	%(f)	2.45%	2.43%	2.15%	2.23%	2.39	%(f)
Portfolio turnover rate(g)	13%		16%	9%	20%	1%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 15, 2011, the first day of trading on the exchange) to October 31, 2011 was 0.40%. The market price total return from Fund Inception to October 31, 2011 was 2.43%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		For the Period June 17, 2013(a) Through October 31, 2013
			2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$23.50		$24.12	$24.84	$24.70
Net investment income(b)	0.62		1.04	0.99	0.34
Net realized and unrealized gain (loss) on investments	(0.11)		(0.62)	(0.67)	0.10
Total from investment operations	0.51		0.42	0.32	0.44
Distributions to shareholders from:
Net investment income	(0.55)		(1.03)	(1.00)	(0.30)
Return of capital	—		(0.01)	(0.04)	—
Total distributions	(0.55)		(1.04)	(1.04)	(0.30)
Net asset value at end of period	$23.46		$23.50	$24.12	$24.84
Market price at end of period(c)	$23.55		$23.37	$24.04	$25.06
Net Asset Value Total Return(d)	2.26%		1.83%	1.27%	1.78	%(e)
Market Price Total Return(d)	3.22%		1.61%	0.04%	2.67	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,355		$27,029	$37,389	$14,903
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.35%	0.35	%(f)
Net investment income	5.44	%(f)	4.43%	4.03%	3.71	%(f)
Portfolio turnover rate(g)	24%		50%	29%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 20, 2013, the first day of trading on the exchange) to October 31, 2013 was 2.82%. The market price total return from Fund Inception to October 31, 2013 was 4.02%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Financial Highlights (continued)

PowerShares International Corporate Bond Portfolio (PICB)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$25.95		$28.77	$29.50	$28.94	$27.92	$28.29
Net investment income(a)	0.29		0.62	0.77	0.86	0.93	0.95
Net realized and unrealized gain (loss) on investments	0.80		(2.82)	(0.75)	0.49	0.99	(0.29)
Total from investment operations	1.09		(2.20)	0.02	1.35	1.92	0.66
Distributions to shareholders from:
Net investment income	(0.29)		(0.03)	(0.74)	(0.69)	(0.89)	(0.87)
Net realized gains	—		—	(0.03)	—	—	—
Return of capital	—		(0.59)	—	(0.13)	(0.04)	(0.16)
Total distributions	(0.29)		(0.62)	(0.77)	(0.82)	(0.93)	(1.03)
Transaction fees(a)	0.00	(b)	0.00 (b)	0.02	0.03	0.03	—
Net asset value at end of period	$26.75		$25.95	$28.77	$29.50	$28.94	$27.92
Market price at end of period(c)	$26.69		$25.89	$28.77	$29.55	$29.07	$27.67
Net Asset Value Total Return(d)	4.27%		(7.73)%	0.09%	4.88%	7.28%	2.45%
Market Price Total Return(d)	4.28%		(7.94)%	(0.08)%	4.59%	8.72%	1.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$172,552		$189,454	$263,233	$156,336	$131,675	$79,559
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.26	%(e)	2.29%	2.57%	2.99%	3.39%	3.48%
Portfolio turnover rate(f)	6%		13%	17%	27%	12%	12%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Financial Highlights (continued)

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	For the Period September 8, 2014(a) Through October 31, 2014
Per Share Operating Performance:
Net asset value at beginning of period	$25.08		$25.03	$25.07
Net investment income(b)	0.21		0.32	0.03
Net realized and unrealized gain (loss) on investments	0.00	(c)	0.05	(0.04)
Total from investment operations	0.21		0.37	(0.01)
Distribution to shareholders from:
Net investment income	(0.22)		(0.32)	(0.03)
Net realized gains	(0.03)		—	—
Total distributions	(0.25)		(0.32)	(0.03)
Net asset value at end of period	$25.04		$25.08	$25.03
Market price at end of period(d)	$25.14		$25.16	$25.04
Net Asset Value Total Return(e)	0.86%		1.48%	(0.06	)%(f)
Market Price Total Return(e)	0.94%		1.76%	(0.02	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$16,279		$6,270	$6,256
Ratio to average net assets of:
Expenses	0.22	%(g)	0.22%	0.22	%(g)
Net investment income	1.80	%(g)	1.26%	0.96	%(g)
Portfolio turnover rate(h)	6%		9%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (September 10, 2014, the first day trading on the exchange) to October 31, 2014 was 0.22%. The market price total return from Fund Inception to October 31, 2014 was 0.26%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Financial Highlights (continued)

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014	2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$25.10		$25.17		$23.28	$25.74		$23.97	$24.28
Net investment income(a)	0.43		0.92		1.00	0.98		1.05	1.08
Net realized and unrealized gain (loss) on investments	0.72		(0.09)		1.87	(2.46)		1.78	(0.28)
Total from investment operations	1.15		0.83		2.87	(1.48)		2.83	0.80
Distributions to shareholders from:
Net investment income	(0.45)		(0.92)		(1.01)	(0.98)		(1.06)	(1.11)
Return of capital	—		(0.00	)(b)	(0.01)	(0.00	)(b)	—	—
Total distributions	(0.45)		(0.92)		(1.02)	(0.98)		(1.06)	(1.11)
Transaction fees(a)	0.02		0.02		0.04	—		—	—
Net asset value at end of period	$25.82		$25.10		$25.17	$23.28		$25.74	$23.97
Market price at end of period(c)	$25.90		$25.15		$25.25	$23.23		$25.79	$23.98
Net Asset Value Total Return(d)	4.68%		3.45%		12.77%	(5.90)%		12.02%	3.63%
Market Price Total Return(d)	4.79%		3.32%		13.35%	(6.27)%		12.18%	3.63%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,227,788		$897,395		$739,986	$564,598		$933,177	$535,671
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%		0.28%	0.28%		0.28%	0.28%
Expenses, prior to Waivers	0.28	%(e)	0.28%		0.28%	0.28%		0.31%	0.35%
Net investment income, after Waivers	3.40	%(e)	3.64%		4.13%	3.93%		4.18%	4.72%
Portfolio turnover rate(f)	1%		4%		15%	12%		15%	17%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Financial Highlights (continued)

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014	2013		2012		2011
Per Share Operating Performance:
Net asset value at beginning of period	$24.14		$24.33		$22.37	$24.82		$23.49		$23.83
Net investment income(a)	0.42		0.83		0.92	0.92		0.98		1.00
Net realized and unrealized gain (loss) on investments	0.71		(0.19)		1.96	(2.45)		1.33		(0.30)
Total from investment operations	1.13		0.64		2.88	(1.53)		2.31		0.70
Distributions to shareholders from:
Net investment income	(0.43)		(0.83)		(0.91)	(0.92)		(0.98)		(1.04)
Return of capital	—		(0.00	)(b)	(0.01)	(0.00	)(b)	(0.00	)(b)	—
Total distributions	(0.43)		(0.83)		(0.92)	(0.92)		(0.98)		(1.04)
Net asset value at end of period	$24.84		$24.14		$24.33	$22.37		$24.82		$23.49
Market price at end of period(c)	$24.89		$24.05		$24.22	$22.28		$24.86		$23.45
Net Asset Value Total Return(d)	4.71%		2.68%		13.16%	(6.32)%		10.02%		3.24%
Market Price Total Return(d)	5.31%		2.77%		13.11%	(6.83)%		10.38%		3.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$53,399		$50,692		$47,450	$49,204		$71,983		$37,584
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%		0.26%	0.30%		0.28%		0.28%
Expenses, prior to Waivers	0.28	%(e)	0.28%		0.26%	0.31%		0.31%		0.35%
Net investment income, after Waivers	3.45	%(e)	3.42%		3.92%	3.84%		4.02%		4.41%
Portfolio turnover rate(f)	8%		18%		18%	20%		0%		37%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Preferred Portfolio (PGX)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$14.78		$14.57	$13.78	$14.82	$13.96	$14.28
Net investment income(a)	0.43		0.87	0.88	0.91	0.94	0.95
Net realized and unrealized gain (loss) on investments	0.16		0.21	0.79	(1.03)	0.86	(0.32)
Total from investment operations	0.59		1.08	1.67	(0.12)	1.80	0.63
Distributions to shareholders from:
Net investment income	(0.43)		(0.87)	(0.88)	(0.92)	(0.94)	(0.95)
Net asset value at end of period	$14.94		$14.78	$14.57	$13.78	$14.82	$13.96
Market price at end of period(b)	$14.98		$14.80	$14.62	$13.79	$14.84	$14.00
Net Asset Value Total Return(c)	4.12%		7.66%	12.51%	(0.88)%	13.37%	4.53%
Market Price Total Return(c)	4.26%		7.43%	12.81%	(0.95)%	13.18%	4.75%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,824,647		$3,117,091	$2,264,758	$2,107,031	$2,081,189	$1,395,458
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.93	%(d)	5.95%	6.21%	6.27%	6.52%	6.70%
Portfolio turnover rate(e)	7%		12%	13%	29%	29%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Variable Rate Preferred Portfolio (VRP)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	For the Period April 28, 2014(a) Through October 31, 2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.36		$24.85	$24.87
Net investment income(b)	0.62		1.20	0.60
Net realized and unrealized gain (loss) on investments	(0.21)		(0.47)	(0.08)
Total from investment operations	0.41		0.73	0.52
Distributions to shareholders from:
Net investment income	(0.62)		(1.20)	(0.51)
Return of capital	—		(0.02)	(0.03)
Total distributions	(0.62)		(1.22)	(0.54)
Net asset value at end of period	$24.15		$24.36	$24.85
Market price at end of period(c)	$24.18		$24.40	$24.92
Net Asset Value Total Return(d)	1.77%		2.99%	2.09	%(e)
Market Price Total Return(d)	1.73%		2.85%	2.38	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$598,845		$397,065	$91,950
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50%	0.50	%(f)
Net investment income	5.21	%(f)	4.88%	4.79	%(f)
Portfolio turnover rate(g)	11%		5%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 1, 2014, the first day of trading on the exchange) to October 31, 2014 was 1.93%. The market price total return from Fund Inception to October 31, 2014 was 2.01%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014		2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$24.93		$24.96		$24.99		$25.00		$25.00	$25.00
Net investment income (loss)(a)	(0.02)		(0.03)		(0.02)		0.01		0.06	0.14
Net realized and unrealized gain (loss) on investments	(0.00	)(b)	—		(0.01)		(0.01)		—	—
Total from investment operations	(0.02)		(0.03)		(0.03)		—		0.06	0.14
Distributions to shareholders from:
Net investment income	(0.00	)(b)	—		—		(0.01)		(0.06)	(0.14)
Return of capital	—		(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	—	—
Total distributions	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.01)		(0.06)	(0.14)
Net asset value at end of period	$24.91		$24.93		$24.96		$24.99		$25.00	$25.00
Market price at end of period(c)	$24.90		$24.93		$24.97		$24.99		$24.99	$25.00
Net Asset Value Total Return(d)	(0.08)%		(0.12)%		(0.12)%		(0.00	)%(e)	0.23%	0.55%
Market Price Total Return(d)	(0.12)%		(0.16)%		(0.08)%		0.04%		0.18%	0.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$66,009		$81,010		$118,580		$193,700		$317,449	$427,502
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%		0.25%		0.25%		0.25%	0.25%
Net investment income (loss)	(0.13	)%(f)	(0.15)%		(0.11)%		0.03%		0.22%	0.57%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Amount represents less than 0.005%.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2016

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2016, the Trust offered sixty-six portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio (PLW)	“1-30 Laddered Treasury Portfolio”
PowerShares Build America Bond Portfolio (BAB)	“Build America Bond Portfolio”
PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)	“California AMT-Free Municipal Bond Portfolio”
PowerShares CEF Income Composite Portfolio (PCEF)	“CEF Income Composite Portfolio”
PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	“Chinese Yuan Dim Sum Bond Portfolio”
PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	“Emerging Markets Sovereign Debt Portfolio”
PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	“Fundamental High Yield® Corporate Bond Portfolio”
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)	“Fundamental Investment Grade Corporate Bond Portfolio”
PowerShares Global Short Term High Yield Bond Portfolio (PGHY)	“Global Short Term High Yield Bond Portfolio”
PowerShares International Corporate Bond Portfolio (PICB)	“International Corporate Bond Portfolio”
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)	“LadderRite 0-5 Year Corporate Bond Portfolio”
PowerShares National AMT-Free Municipal Bond Portfolio (PZA)	“National AMT-Free Municipal Bond Portfolio”
PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)	“New York AMT-Free Municipal Bond Portfolio”
PowerShares Preferred Portfolio (PGX)	“Preferred Portfolio”
PowerShares Variable Rate Preferred Portfolio (VRP)	“Variable Rate Preferred Portfolio”
PowerShares VRDO Tax-Free Weekly Portfolio (PVI)	“VRDO Tax-Free Weekly Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of LadderRite 0-5 Year Corporate Bond Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, Global Short Term High Yield Bond Portfolio, LadderRite 0-5 Year Corporate Bond Portfolio, Preferred Portfolio and Variable Rate Preferred Portfolio are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, International Corporate Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
1-30 Laddered Treasury Portfolio	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index
Build America Bond Portfolio	The BofA Merrill Lynch Build America Bond Index
California AMT-Free Municipal Bond Portfolio	The BofA Merrill Lynch California Long-Term Core Plus Municipal Securities Index
CEF Income Composite Portfolio	S-Network Composite Closed-End Fund IndexSM
Chinese Yuan Dim Sum Bond Portfolio	Citi Custom Dim Sum (Offshore CNY) Bond Index
Emerging Markets Sovereign Debt Portfolio	DBIQ Emerging Market USD Liquid Balanced Index
Fundamental High Yield® Corporate Bond Portfolio	RAFI® Bonds U.S. High Yield 1-10 Index
Fundamental Investment Grade Corporate Bond Portfolio	RAFI® Bonds U.S. Investment Grade 1-10 Index

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Fund	Underlying Index
Global Short Term High Yield Bond Portfolio	DB Global Short Maturity High Yield Bond Index
International Corporate Bond Portfolio	S&P International Corporate Bond Index®
LadderRite 0-5 Year Corporate Bond Portfolio	NASDAQ LadderRite® 0-5 Year USD Corporate Bond Index
National AMT-Free Municipal Bond Portfolio	The BofA Merrill Lynch National Long-Term Core Plus Municipal Securities Index
New York AMT-Free Municipal Bond Portfolio	The BofA Merrill Lynch New York Long-Term Core Plus Municipal Securities Index
Preferred Portfolio	The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index
Variable Rate Preferred Portfolio	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index
VRDO Tax-Free Weekly Portfolio	Bloomberg US Municipal AMT-Free Weekly VRDO Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. Certain prior year amounts have been reclassified to conform to the current year presentation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”) of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple

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factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Funds’ transaction costs.

Fixed-Income Securities Risk. Each Fund, except for CEF Income Composite Portfolio and Variable Rate Preferred Portfolio, invests in fixed-income securities. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Industry or Geographic Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector, or, in a specific country or geographic region. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry, sector, country or region, each Fund will also concentrate its investments to approximately the same extent. By so concentrating its investments, a Fund may face more risks than if it were diversified broadly over numerous industries, sectors, countries or geographic regions. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV. Also, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact such Fund’s investments in the affected country or region.

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Non-Diversified Fund Risk. Each Fund (except for Build America Bond Portfolio, CEF Income Composite Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, International Corporate Bond Portfolio, National AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. To the extent that a Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Each Fund’s (except for 1-30 Laddered Treasury Portfolio and CEF Income Composite Portfolio) use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if a Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, International Corporate Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio currently effect creations and redemptions principally for cash, rather than primarily in-kind, because of the nature of the Funds’ investments. As such, investments in such Funds’ Shares may be less tax efficient than investments in conventional ETFs.

Foreign Investment Risk. Investments in the securities of non-U.S issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be exacerbated in emerging market countries. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Fund of Funds Risk. Because CEF Income Composite Portfolio is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise its Underlying Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own unitary management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by constituent Underlying Funds in its Underlying Index may be out of favor and underperform other segments.

Global Bonds Risk. Chinese Yuan Dim Sum Bond Portfolio, Emerging Markets Sovereign Debt Portfolio, Global Short Term High Yield Bond Portfolio and International Corporate Bond Portfolio invest in global bonds. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Municipal Securities Risk. Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the recent economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

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Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The market for municipal bonds may be less liquid than for taxable bonds. There also may be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Funds to value accurately than securities of public corporations. Since these Funds invest a significant portion of their portfolios in municipal securities, the Funds’ portfolios may have greater exposure to liquidity risk than funds that invest in non-municipal securities.

Sovereign Debt Risk. For Chinese Yuan Dim Sum Bond Portfolio, Emerging Markets Sovereign Debt Portfolio and Global Short Term High Yield Bond Portfolio, risks of sovereign debt include the relative size of the debt burden to the economy as a whole and the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves. If an issuer of sovereign debt defaults on payments of principal and/or interest, these Funds may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

Risks of Investing in Closed-End Funds. For CEF Income Composite Portfolio, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Preferred Stock Risk. With respect to Preferred Portfolio and Variable Rate Preferred Portfolio, preferred stock is subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred stock to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred stock in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, its quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of a preferred stock may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

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The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising

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from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

I. Securities Lending

During the six-month period ended April 30, 2016, Emerging Markets Sovereign Debt Portfolio and Preferred Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	0.25%
Build America Bond Portfolio	0.28%
California AMT-Free Municipal Bond Portfolio	0.28%
CEF Income Composite Portfolio	0.50%
Chinese Yuan Dim Sum Bond Portfolio	0.45%
Emerging Markets Sovereign Debt Portfolio	0.50%
Fundamental High Yield® Corporate Bond Portfolio	0.50%
Fundamental Investment Grade Corporate Bond Portfolio	0.22%
Global Short Term High Yield Bond Portfolio	0.35%
International Corporate Bond Portfolio	0.50%
LadderRite 0-5 Year Corporate Bond Portfolio	0.22%
National AMT-Free Municipal Bond Portfolio	0.28%

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% of Average Daily Net Assets
New York AMT-Free Municipal Bond Portfolio	0.28%
Preferred Portfolio	0.50%
Variable Rate Preferred Portfolio	0.50%
VRDO Tax-Free Weekly Portfolio	0.25%

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2016, the Adviser waived fees for each Fund in the following amounts:

1-30 Laddered Treasury Portfolio	$347
Build America Bond Portfolio	19,754
California AMT-Free Municipal Bond Portfolio	—
CEF Income Composite Portfolio	801
Chinese Yuan Dim Sum Bond Portfolio	1,476
Emerging Markets Sovereign Debt Portfolio	11,088
Fundamental High Yield® Corporate Bond Portfolio	2,914
Fundamental Investment Grade Corporate Bond Portfolio	269
Global Short Term High Yield Bond Portfolio	445
International Corporate Bond Portfolio	305
LadderRite 0-5 Year Corporate Bond Portfolio	178
National AMT-Free Municipal Bond Portfolio	—
New York AMT-Free Municipal Bond Portfolio	—
Preferred Portfolio	8,424
Variable Rate Preferred Portfolio	1,587
VRDO Tax-Free Weekly Portfolio	—

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
1-30 Laddered Treasury Portfolio	The NASDAQ OMX Group, Inc.
Build America Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
California AMT-Free Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
CEF Income Composite Portfolio	S-Network Global Indexes, LLC
Chinese Yuan Dim Sum Bond Portfolio	Citigroup Index LLC
Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities Inc.
Fundamental High Yield® Corporate Bond Portfolio	Research Affiliates®
Fundamental Investment Grade Corporate Bond Portfolio	Research Affiliates®
Global Short Term High Yield Bond Portfolio	Deutsche Bank Securities Inc.
International Corporate Bond Portfolio	S&P Dow Jones Indices LLC
LadderRite 0-5 Year Corporate Bond Portfolio	The NASDAQ OMX Group, Inc.
National AMT-Free Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
New York AMT-Free Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
Preferred Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
Variable Rate Preferred Portfolio	Wells Fargo & Company
VRDO Tax-Free Weekly Portfolio	Bloomberg Finance L.P.

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Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows CEF Income Composite Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2016.

CEF Income Composite Portfolio

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Value April 30, 2016	Dividend Income
Invesco Bond Fund	$1,470,760	$161,453	$(293,816)	$38,913	$(13,980	)(a)	$1,363,330	$35,154
Invesco Senior Income Trust	5,482,946	1,848,245	(455,015)	(33,295)	(43,116)		6,799,765	235,413

Total Investments in Affiliates	$6,953,706	$2,009,698	$(748,831)	$5,618	$(57,096)		$8,163,095	$270,567

(a)	Includes $3,462 of capital gains distributions from affiliated Underlying Funds.

Note 5. Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended April 30, 2016, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)
Preferred Portfolio	$1,126,599	$6,163,300	$(229,091)
Variable Rate Preferred Portfolio	6,163,300	—	—

Note 6. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for all of the securities in CEF Income Composite Portfolio, Preferred Portfolio and certain Funds listed below, as of April 30, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). All of the securities in CEF Income Composite Portfolio and Preferred Portfolio were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity

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associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$196,892,498	$—	$196,892,498
Money Market Fund	122,024	—	—	122,024

Total Investments	$122,024	$196,892,498	$—	$197,014,522

Build America Bond Portfolio
Municipal Obligations	$—	$800,464,062	$—	$800,464,062
Corporate Debt Securities	—	7,138,765	—	7,138,765
Money Market Fund	41,094,719	—	—	41,094,719

Total Investments	$41,094,719	$807,602,827	$—	$848,697,546

Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	$—	$36,776,589	$—	$36,776,589
Foreign Government Debt Securities	—	19,181,116	—	19,181,116
Money Market Fund	843,478	—	—	843,478

Total Investments	$843,478	$55,957,705	$—	$56,801,183

Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$3,084,518,963	$—	$3,084,518,963
Money Market Funds	72,834,524	—	—	72,834,524

Total Investments	$72,834,524	$3,084,518,963	$—	$3,157,353,487

Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$787,818,769	$—	$787,818,769
Money Market Fund	6,822,241	—	—	6,822,241

Total Investments	$6,822,241	$787,818,769	$—	$794,641,010

Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$41,922,973	$—	$41,922,973
Money Market Fund	85,535	—	—	85,535

Total Investments	$85,535	$41,922,973	$—	$42,008,508

Global Short Term High Yield Bond Portfolio
Foreign Corporate Debt Securities	$—	$31,773,833	$—	$31,773,833
Foreign Government Debt Securities	—	2,762,007	—	2,762,007
Money Market Fund	598,345	—	—	598,345

Total Investments	$598,345	$34,535,840	$—	$35,134,185

LadderRite 0-5 Year Corporate Bond Portfolio
Corporate Debt Securities	$—	$16,086,715	$—	$16,086,715
Money Market Fund	278,931	—	—	278,931

Total Investments	$278,931	$16,086,715	$—	$16,365,646

Variable Rate Preferred Portfolio
Preferred Stocks	$364,431,349	$—	$—	$364,431,349
Corporate Debt Securities	—	227,276,706	—	227,276,706

Total Investments	$364,431,349	$227,276,706	$—	$591,708,055

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

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Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2015, which expire as follows:

					Post-effective/no expiration
	2016	2017	2018	2019	Short-Term	Long-Term	Total*
1-30 Laddered Treasury Portfolio	$—	$—	$—	$—	$242,791	$21,932	$264,723
Build America Bond Portfolio	—	—	6,399	—	10,976	—	17,375
California AMT-Free Municipal Bond Portfolio	—	—	—	438,783	323,917	1,076,760	1,839,460
CEF Income Composite Portfolio	—	—	—	—	1,596,654	4,172,699	5,769,353
Chinese Yuan Dim Sum Bond Portfolio	—	—	—	—	1,003,361	2,122,856	3,126,217
Emerging Markets Sovereign Debt Portfolio	531,185	558,313	212,582	818,907	19,873,966	63,031,150	85,026,103
Fundamental High Yield® Corporate Bond Portfolio	—	—	—	—	10,186,995	3,076,225	13,263,220
Fundamental Investment Grade Corporate Bond Portfolio	—	—	—	—	—	43	43
Global Short Term High Yield Bond Portfolio	—	—	—	—	427,875	783,353	1,211,228
International Corporate Bond Portfolio	—	—	—	—	—	—	—
LadderRite 0-5 Year Corporate Bond Portfolio	—	—	—	—	—	—	—
National AMT-Free Municipal Bond Portfolio	—	—	—	3,919,330	389,796	944,781	5,253,907
New York AMT-Free Municipal Bond Portfolio	136,120	125,849	—	74,902	284,244	587,361	1,208,476
Preferred Portfolio	—	37,146,794	—	—	8,119,829	2,816,265	48,082,888
Variable Rate Preferred Portfolio	—	—	—	—	—	—	—
VRDO Tax-Free Weekly Portfolio	—	—	—	—	4	—	4

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended April 30, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Build America Bond Portfolio	$127,041,923	$252,470
California AMT-Free Municipal Bond Portfolio	10,818,250	533,535
CEF Income Composite Portfolio	78,385,752	78,760,389
Chinese Yuan Dim Sum Bond Portfolio	7,742,098	27,682,292
Emerging Markets Sovereign Debt Portfolio	700,528,918	648,474,590
Fundamental High Yield® Corporate Bond Portfolio	52,114,084	40,492,727
Fundamental Investment Grade Corporate Bond Portfolio	5,196,163	4,923,277
Global Short Term High Yield Bond Portfolio	9,823,148	6,973,536
International Corporate Bond Portfolio	10,932,637	12,292,844
LadderRite 0-5 Year Corporate Bond Portfolio	1,714,736	548,987
National AMT-Free Municipal Bond Portfolio	308,925,861	13,460,979
New York AMT-Free Municipal Bond Portfolio	5,384,444	4,175,175
Preferred Portfolio	265,491,905	232,076,291
Variable Rate Preferred Portfolio	61,184,665	54,818,109
VRDO Tax-Free Weekly Portfolio	—	—

For the six-month period ended April 30, 2016, the cost of securities purchased and proceeds from sales of U.S. Treasury Obligations (other than short-term securities, money market funds and in-kind transactions), for the 1-30 Laddered Treasury Portfolio amounted to $13,924,436 and $11,313,331, respectively.

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For the six-month period ended April 30, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
1-30 Laddered Treasury Portfolio	$25,119,569	$103,016,919
Build America Bond Portfolio	—	—
California AMT-Free Municipal Bond Portfolio	—	—
CEF Income Composite Portfolio	27,461,960	36,372,999
Chinese Yuan Dim Sum Bond Portfolio	—	—
Emerging Markets Sovereign Debt Portfolio	650,997,386	279,647,882
Fundamental High Yield® Corporate Bond Portfolio	274,257,108	159,171,661
Fundamental Investment Grade Corporate Bond Portfolio	7,482,244	—
Global Short Term High Yield Bond Portfolio	7,867,201	2,866,825
International Corporate Bond Portfolio	—	18,916,632
LadderRite 0-5 Year Corporate Bond Portfolio	8,204,971	1,223,695
National AMT-Free Municipal Bond Portfolio	—	—
New York AMT-Free Municipal Bond Portfolio	—	—
Preferred Portfolio	810,363,678	185,451,209
Variable Rate Preferred Portfolio	210,701,869	15,996,740
VRDO Tax-Free Weekly Portfolio	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
1-30 Laddered Treasury Portfolio	$5,395,048	$(851,019)	$4,544,029	$192,470,493
Build America Bond Portfolio	71,643,458	(6,735,102)	64,908,356	783,789,190
California AMT-Free Municipal Bond Portfolio	6,912,055	—	6,912,055	113,752,229
CEF Income Composite Portfolio	19,239,119	(60,561,299)	(41,322,180)	658,314,940
Chinese Yuan Dim Sum Bond Portfolio	225	(3,324,967)	(3,324,742)	60,125,925
Emerging Markets Sovereign Debt Portfolio	50,229,632	(73,747,694)	(23,518,062)	3,180,871,549
Fundamental High Yield® Corporate Bond Portfolio	21,264,237	(10,294,474)	10,969,763	783,671,247
Fundamental Investment Grade Corporate Bond Portfolio	1,015,765	(177,177)	838,588	41,169,920
Global Short Term High Yield Bond Portfolio	406,825	(956,674)	(549,849)	35,684,034
International Corporate Bond Portfolio	1,948,156	(11,119,631)	(9,171,475)	179,111,368
LadderRite 0-5 Year Corporate Bond Portfolio	180,609	(5,022)	175,587	16,190,059
National AMT-Free Municipal Bond Portfolio	74,916,503	(30,633)	74,885,870	1,117,954,346
New York AMT-Free Municipal Bond Portfolio	3,653,171	—	3,653,171	48,854,224
Preferred Portfolio	110,460,617	(17,881,868)	92,578,749	3,805,609,825
Variable Rate Preferred Portfolio	9,097,167	(15,726,608)	(6,629,441)	598,337,496
VRDO Tax-Free Weekly Portfolio	—	—	—	64,405,000

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such

124

Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio and Variable Rate Preferred Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, Global Short Term High Yield Bond Portfolio, LadderRite 0-5 Year Corporate Bond Portfolio, Preferred Portfolio and Variable Rate Preferred Portfolio, Creation Units are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, International Corporate Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio, such transactions are principally in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, International Corporate Bond Portfolio and National AMT-Free Municipal Bond Portfolio charge certain transaction fees for creations and redemptions, which are treated as increases in capital. Such fees are shown in the Statements of Changes in Net Assets as Transaction fees.

On February 18, 2016, mutual funds affiliated with the Funds’ Adviser sold in the secondary market 2,218,598 Shares of 1-30 Laddered Treasury Portfolio valued at $75,032,984 and purchased in the secondary market 403,841 Shares of LadderRite 0-5 Year Corporate Bond Portfolio valued at $9,991,026.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

125

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of 1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

In addition to the fees and expenses which the PowerShares CEF Income Composite Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an 8,600 account value divided by 1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares 1-30 Laddered Treasury Portfolio (PLW)
Actual	$1,000.00	$1,044.08	0.25%	$1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
PowerShares Build America Bond Portfolio (BAB)
Actual	1,000.00	1,059.06	0.27	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.52	0.27	1.36
PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)
Actual	1,000.00	1,048.31	0.28	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.47	0.28	1.41
PowerShares CEF Income Composite Portfolio (PCEF)
Actual	1,000.00	1,043.17	0.50	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51

126

Fees and Expenses (continued)

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)
Actual	$1,000.00	$992.22	0.45%	$2.23
Hypothetical (5% return before expenses)	1,000.00	1,022.63	0.45	2.26
PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)
Actual	1,000.00	1,048.14	0.50	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51
PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)
Actual	1,000.00	1,024.37	0.50	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)
Actual	1,000.00	1,032.28	0.22	1.11
Hypothetical (5% return before expenses)	1,000.00	1,023.77	0.22	1.11
PowerShares Global Short Term High Yield Bond Portfolio (PGHY)
Actual	1,000.00	1,022.62	0.35	1.76
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
PowerShares International Corporate Bond Portfolio (PICB)
Actual	1,000.00	1,042.69	0.50	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)
Actual	1,000.00	1,008.56	0.22	1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.77	0.22	1.11
PowerShares National AMT-Free Municipal Bond Portfolio (PZA)
Actual	1,000.00	1,046.82	0.28	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.47	0.28	1.41
PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)
Actual	1,000.00	1,047.08	0.28	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.47	0.28	1.41
PowerShares Preferred Portfolio (PGX)
Actual	1,000.00	1,041.17	0.50	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51
PowerShares Variable Rate Preferred Portfolio (VRP)
Actual	1,000.00	1,017.68	0.50	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51
PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
Actual	1,000.00	999.24	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

127

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 14, 2016, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 66 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Contrarian Opportunities Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack AchieversTM Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 14, 2016 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, which had not commenced operations as of April 14, 2016) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2015, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception and one-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three- and five-year periods for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

0.15%	PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio, PowerShares Europe Currency Hedged Low Volatility Portfolio, PowerShares Japan Currency Hedged Low Volatility Portfolio, PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500 Momentum Portfolio, PowerShares S&P 500 Value Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

129

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares S&P 500® High Dividend Low Volatility Portfolio

0.35%:	PowerShares Contrarian Opportunities Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds (except for PowerShares DWA Tactical Sector Rotation Portfolio, which the Adviser indicated did not have any comparable peers).

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Build America Bond Portfolio		N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A2	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares Contrarian Opportunities Portfolio		X	X
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X		X

130

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares Europe Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares FTSE International Low Beta Equal Weight Portfolio			X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X	N/A	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio		X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio			X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares Japan Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Bank Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio		X	X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	X	X	X
PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500 High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500 Low Volatility Portfolio	X	X	X
PowerShares S&P 500 Momentum Portfolio		X	X
PowerShares S&P 500 Value Portfolio			X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X	X	X
PowerShares S&P International Developed Quality Portfolio			X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X

131

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that the Fund did not have any comparable ETF peers.

In response to questions from the Independent Trustees, the Adviser provided supplemental information comparing each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares FTSE RAFI Developed Markets Ex-U.S. Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio’s advisory fees and total expenses to an alternative peer group that the Adviser believes is more comparable than the Lipper peer group. The Adviser stated that, after reviewing the results of the alternative peer group analysis for these Funds, it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2018, for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio because the Fund had not yet commenced operations as of April 14, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

132

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio at a meeting held on April 14, 2016. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fee was reasonable in light of the sub-advisory services provided to PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

133

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2016 Invesco PowerShares Capital Management LLC		P-PS-SAR-9
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2016

2016 Semi-Annual Report to Shareholders

DWAS	PowerShares DWA SmallCap Momentum Portfolio

DWIN	PowerShares DWA Tactical Multi-Asset Income Portfolio

DWTR	PowerShares DWA Tactical Sector Rotation Portfolio

PSCD	PowerShares S&P SmallCap Consumer Discretionary Portfolio

PSCC	PowerShares S&P SmallCap Consumer Staples Portfolio

PSCE	PowerShares S&P SmallCap Energy Portfolio

PSCF	PowerShares S&P SmallCap Financials Portfolio

PSCH	PowerShares S&P SmallCap Health Care Portfolio

PSCI	PowerShares S&P SmallCap Industrials Portfolio

PSCT	PowerShares S&P SmallCap Information Technology Portfolio

PSCM	PowerShares S&P SmallCap Materials Portfolio

PSCU	PowerShares S&P SmallCap Utilities Portfolio

2

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	20.3
Consumer Discretionary	19.6
Information Technology	16.0
Industrials	12.9
Health Care	11.4
Materials	6.6
Consumer Staples	5.7
Telecommunication Services	3.6
Energy	3.5
Utilities	0.4
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—19.6%
15,129	Asbury Automotive Group, Inc.(b)	$917,120
22,508	Bassett Furniture Industries, Inc.	664,211
14,782	Big Lots, Inc.	677,902
35,720	Boyd Gaming Corp.(b)	665,821
51,218	Carrols Restaurant Group, Inc.(b)	712,442
18,167	Cheesecake Factory, Inc. (The)	926,699
8,296	Children’s Place, Inc. (The)	646,341
12,578	Choice Hotels International, Inc.	637,201
5,060	Churchill Downs, Inc.	678,951
18,157	Cooper Tire & Rubber Co.	627,143
17,659	Core-Mark Holding Co., Inc.	1,442,034
69,208	Denny’s Corp.(b)	684,467
7,333	DineEquity, Inc.	630,638
33,078	Dorman Products, Inc.(b)	1,779,266
10,627	Drew Industries, Inc.	688,948
75,924	Eldorado Resorts, Inc.(b)	995,364
88,367	Entravision Communications Corp., Class A	702,518
38,676	Francesca’s Holdings Corp.(b)	642,022
51,131	Gentherm, Inc.(b)	1,878,553
25,157	G-III Apparel Group Ltd.(b)	1,138,354
16,240	Grand Canyon Education, Inc.(b)	710,175
7,666	Helen of Troy Ltd.(b)	762,997
19,677	Hooker Furniture Corp.	487,990
26,078	La-Z-Boy, Inc.	674,638
28,738	Lithia Motors, Inc., Class A	2,385,829
34,077	MarineMax, Inc.(b)	647,804
10,774	Marriott Vacations Worldwide Corp.	674,883
32,994	Monarch Casino & Resort, Inc.(b)	626,886
21,909	Monro Muffler Brake, Inc.	1,516,541

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
17,783	Motorcar Parts of America, Inc.(b)	$570,301
26,090	Papa John’s International, Inc.	1,476,433
37,625	Ruth’s Hospitality Group, Inc.	597,485
29,701	Smith & Wesson Holding Corp.(b)	648,373
28,590	Sonic Corp.	982,638
51,220	Sportsman’s Warehouse Holdings, Inc.(b)	582,884
46,245	Stoneridge, Inc.(b)	659,454
8,970	Sturm Ruger & Co., Inc.	574,349
17,104	Universal Electronics, Inc.(b)	1,135,877
33,230	Vera Bradley, Inc.(b)	582,854
98,397	Vince Holding Corp.(b)(c)	608,093
31,353	Winnebago Industries, Inc.(c)	678,479
37,471	World Wrestling Entertainment, Inc., Class A(c)	623,517

		35,944,475

	Consumer Staples—5.7%
12,045	Calavo Growers, Inc.	688,613
14,393	Cal-Maine Foods, Inc.(c)	730,589
24,809	Coty, Inc., Class A(c)	754,193
25,685	Farmer Brothers Co.(b)	775,944
6,332	J & J Snack Foods Corp.	640,355
31,556	John B. Sanfilippo & Son, Inc.	1,745,993
84,428	MGP Ingredients, Inc.	2,230,588
16,932	National Beverage Corp.(b)	791,402
23,363	Orchids Paper Products Co.	716,543
18,382	Revlon, Inc., Class A(b)	669,656
6,427	WD-40 Co.	657,482

		10,401,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA SmallCap Momentum Portfolio (DWAS) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—3.5%
95,246	Archrock, Inc.	$938,173
115,064	Bill Barrett Corp.(b)	915,909
110,618	Helix Energy Solutions Group, Inc.(b)	954,633
11,637	PDC Energy, Inc.(b)	730,687
13,323	REX American Resources Corp.(b)	724,372
118,443	Sanchez Energy Corp.(b)(c)	1,064,803
34,631	SM Energy Co.(c)	1,079,102

		6,407,679

	Financials—20.3%
23,847	Ameris Bancorp	748,796
13,093	AMERISAFE, Inc.	705,451
11,697	Argo Group International Holdings Ltd.	642,984
73,340	BGC Partners, Inc., Class A	665,927
32,103	BNC Bancorp	717,823
23,632	Cathay General Bancorp	721,249
44,149	Centerstate Banks, Inc.	719,187
10,041	CoreSite Realty Corp. REIT	752,372
16,272	CyrusOne, Inc. REIT	718,083
3,742	Diamond Hill Investment Group, Inc.	655,823
16,667	DuPont Fabros Technology, Inc. REIT	663,680
27,317	Eagle Bancorp, Inc.(b)	1,384,972
24,026	Enterprise Financial Services Corp.	657,592
12,767	Evercore Partners, Inc., Class A	659,288
45,913	FBL Financial Group, Inc., Class A	2,776,359
17,512	Federal Agricultural Mortgage Corp., Class C	712,388
86,097	FelCor Lodging Trust, Inc. REIT	616,455
26,973	Financial Institutions, Inc.	755,244
17,540	First Defiance Financial Corp.	694,233
42,638	First Financial Bankshares, Inc.(c)	1,380,618
38,155	First Industrial Realty Trust, Inc. REIT	875,276
30,005	First Merchants Corp.	769,628
24,942	Franklin Financial Network, Inc.(b)	756,740
29,222	Green Dot Corp., Class A(b)	649,605
30,979	Hanmi Financial Corp.	716,235
22,184	Horace Mann Educators Corp.	689,922
163,435	Independent Bank Corp./MI	2,476,040
53,750	Kearny Financial Corp.	678,325
72,762	MBIA, Inc.(b)	567,544
48,568	Meridian Bancorp, Inc.	710,064
15,591	Meta Financial Group, Inc.	773,625
34,067	National Storage Affiliates Trust REIT	664,988
48,321	Pacific Premier Bancorp, Inc.(b)	1,123,946
18,079	Pinnacle Financial Partners, Inc.	888,944
27,505	Preferred Bank	873,559
14,382	QTS Realty Trust, Inc., Class A REIT	696,376
10,268	South State Corp.	718,555
20,785	Stewart Information Services Corp.	723,734
36,375	United Community Banks, Inc.	732,229
15,742	United Fire Group, Inc.	705,556
71,911	Universal Insurance Holdings, Inc.(c)	1,266,353
20,168	WSFS Financial Corp.	688,536
38,784	Yadkin Financial Corp.	970,376

		37,064,680

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care—11.4%
22,098	Amedisys, Inc.(b)	$1,137,826
23,579	AMN Healthcare Services, Inc.(b)	837,290
1,738	Atrion Corp.	690,507
39,876	Cantel Medical Corp.	2,671,293
5,059	Chemed Corp.	656,557
16,196	Cynosure, Inc., Class A(b)	792,632
6,672	ICU Medical, Inc.(b)	662,797
16,730	INC Research Holdings, Inc., Class A(b)	805,215
18,432	Inogen, Inc.(b)	900,588
10,292	Integra LifeSciences Holdings Corp.(b)	728,880
6,733	Ligand Pharmaceuticals, Inc.(b)(c)	813,818
16,724	Masimo Corp.(b)	724,985
40,679	NanoString Technologies, Inc.(b)	647,610
44,760	Neogen Corp.(b)	2,114,462
112,565	NeoGenomics, Inc.(b)	916,279
16,367	Orthofix International NV(b)	716,220
63,245	OvaScience, Inc.(b)(c)	529,993
31,333	Prestige Brands Holdings, Inc.(b)	1,779,088
20,364	Providence Service Corp. (The)(b)	1,014,942
70,577	SciClone Pharmaceuticals, Inc.(b)	931,616
14,186	U.S. Physical Therapy, Inc.	707,314

		20,779,912

	Industrials—12.9%
26,926	AAON, Inc.	714,078
53,926	Air Transport Services Group, Inc.(b)	759,817
12,402	Alamo Group, Inc.	699,969
11,895	AZZ, Inc.	653,273
67,583	Builders FirstSource, Inc.(b)	749,495
22,323	Comfort Systems USA, Inc.	658,305
9,431	G&K Services, Inc., Class A	666,300
25,393	Gibraltar Industries, Inc.(b)	671,645
26,581	Global Brass & Copper Holdings, Inc.	720,345
53,430	Hawaiian Holdings, Inc.(b)	2,247,800
56,668	Healthcare Services Group, Inc.	2,144,884
22,906	Insteel Industries, Inc.	664,045
14,501	John Bean Technologies Corp.	756,082
62,678	LSI Industries, Inc.	792,877
56,385	Lydall, Inc.(b)	2,074,404
26,842	Mistras Group, Inc.(b)	654,140
78,659	Mueller Water Products, Inc., Class A	845,584
42,790	NV5 Global, Inc.(b)(c)	1,062,476
38,127	Patrick Industries, Inc.(b)	1,748,123
9,162	RBC Bearings, Inc.(b)	671,575
36,677	SkyWest, Inc.	861,909
14,349	Standex International Corp.	1,100,425
23,477	Trex Co., Inc.(b)	1,113,984
8,611	Universal Forest Products, Inc.	660,033

		23,691,568

	Information Technology—16.0%
36,696	ACI Worldwide, Inc.(b)	733,553
20,498	Advanced Energy Industries, Inc.(b)	663,110
18,340	BroadSoft, Inc.(b)	718,286
7,761	Cimpress NV (Netherlands)(b)	681,959
18,952	Cirrus Logic, Inc.(b)	684,167
25,169	Convergys Corp.	666,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares DWA SmallCap Momentum Portfolio (DWAS) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
16,334	Cray, Inc.(b)	$618,569
16,067	CSG Systems International, Inc.	713,053
30,720	Ebix, Inc.	1,478,246
16,365	Electronics for Imaging, Inc.(b)	651,982
12,003	Ellie Mae, Inc.(b)	1,003,451
13,562	ExlService Holdings, Inc.(b)	656,265
23,510	Fabrinet (Thailand)(b)	751,615
81,443	Five9, Inc.(b)	753,348
27,690	Gigamon, Inc.(b)	902,417
43,088	GTT Communications, Inc.(b)	688,546
25,252	Inphi Corp.(b)	749,227
13,664	Littelfuse, Inc.	1,591,583
18,677	M/A-Com Technology Solutions Holdings, Inc.(b)	763,703
46,279	MaxLinear, Inc., Class A(b)	775,173
15,306	Monolithic Power Systems, Inc.	955,401
41,647	Monotype Imaging Holdings, Inc.	917,483
136,908	NeoPhotonics Corp.(b)	1,641,527
28,291	PC Connection, Inc.	672,477
26,886	Pegasystems, Inc.	709,522
33,463	Perficient, Inc.(b)	698,707
94,514	PFSweb, Inc.(b)	1,332,647
21,282	Proofpoint, Inc.(b)	1,239,889
38,804	Rubicon Project, Inc. (The)(b)	751,633
11,763	Stamps.com, Inc.(b)(c)	968,801
23,893	Super Micro Computer, Inc.(b)	642,961
12,779	Universal Display Corp.(b)	745,143
15,058	WebMD Health Corp.(b)	944,739
42,451	XO Group, Inc.(b)	749,685

		29,215,847

	Materials—6.6%
41,842	American Vanguard Corp.(b)	692,485
92,195	Century Aluminum Co.(b)	813,160
16,541	Chase Corp.	931,093
139,090	Coeur Mining, Inc.(b)	1,126,629
43,425	Louisiana-Pacific Corp.(b)	738,225
35,799	Neenah Paper, Inc.	2,330,157
8,436	Quaker Chemical Corp.	751,310
110,078	SunCoke Energy, Inc.	817,879
20,338	Trinseo SA(b)	870,263
48,055	US Concrete, Inc.(b)	2,967,877

		12,039,078

	Telecommunication Services—3.6%
19,724	Cogent Communications Group, Inc.	763,319
49,742	FairPoint Communications, Inc.(b)	659,579
37,423	General Communication, Inc., Class A(b)	632,449
73,454	ORBCOMM, Inc.(b)	727,929
46,469	Shenandoah Telecommunications Co.	1,333,195
47,583	Straight Path Communications, Inc., Class B(b)(c)	1,741,538
90,872	Windstream Holdings, Inc.(c)	788,769

		6,646,778

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities—0.4%
16,406	Ormat Technologies, Inc.	$712,020

	Total Common Stocks and Other Equity Interests (Cost $175,950,937)	182,903,395

	Money Market Fund—0.0%
28,763	Invesco Premier Portfolio—Institutional Class, 0.39%(d) (Cost $28,763)	28,763

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $175,979,700)—100.0%	182,932,158

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.8%
8,696,487	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $8,696,487)	8,696,487

	Total Investments (Cost $184,676,187)—104.8%	191,628,645
	Other assets less liabilities—(4.8)%	(8,721,197)

	Net Assets—100.0%	$182,907,448

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)

April 30, 2016

(Unaudited)

Portfolio Composition
Market Capitalization & Style Allocation* as of April 30, 2016
Large-Cap Value	20.9%
Mid-Cap Value	22.6
Mid-Cap Blend	36.1
Mid-Cap Growth	10.9
Small-Cap Value	4.7
Small-Cap Blend	4.8

*	Source: Morningstar. Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—99.9%
600,267	Alerian MLP ETF	$7,329,260
212,979	PowerShares Emerging Markets Sovereign Debt Portfolio(a)	6,093,329
259,238	PowerShares Global Short Term High Yield Bond Portfolio(a)	6,081,724
201,282	PowerShares KBW Premium Yield Equity REIT Portfolio(a)	6,541,665
447,129	PowerShares Preferred Portfolio(a)	6,697,992

	Total Investments (Cost $31,623,660)—99.9%	32,743,970
	Other assets less liabilities—0.1%	45,904

	Net Assets—100.0%	$32,789,874

Investment Abbreviations:

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares Preferred Portfolio and therefore, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares Preferred Portfolio are considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Consumer Staples	29.5
Basic Materials	28.5
Utilities	21.5
Technology	20.5
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
776,786	PowerShares DWA Basic Materials Momentum Portfolio	$42,295,920
781,067	PowerShares DWA Consumer Staples Momentum Portfolio	43,778,806
840,135	PowerShares DWA Technology Momentum Portfolio(b)	30,362,479
1,268,393	PowerShares DWA Utilities Momentum Portfolio	31,862,032

	Total Exchange-Traded Funds (Cost $148,107,878)	148,299,237

	Money Market Fund—0.0%
4,416	Invesco Premier Portfolio—Institutional Class, 0.39%(c) (Cost $4,416)	4,416

	Total Investments (Cost $148,112,294)—100.0%	148,303,653
	Other assets less liabilities—(0.0)%	(17,997)

	Net Assets—100.0%	$148,285,656

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio and therefore, PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio are considered to be affiliated. See Note 4.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Specialty Retail	30.8
Hotels, Restaurants & Leisure	21.9
Textiles, Apparel & Luxury Goods	11.9
Household Durables	11.7
Auto Components	7.3
Media	5.0
Diversified Consumer Services	2.8
Leisure Products	2.6
Distributors	2.2
Internet & Catalog Retail	2.1
Multi-line Retail	1.0
Automobiles	0.7
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Auto Components—7.3%
27,850	Dorman Products, Inc.(b)	$1,498,051
22,440	Drew Industries, Inc.	1,454,785
33,436	Gentherm, Inc.(b)	1,228,439
16,869	Motorcar Parts of America, Inc.(b)	540,989
18,123	Standard Motor Products, Inc.	643,548
21,296	Superior Industries International, Inc.	556,251

		5,922,063

	Automobiles—0.7%
24,833	Winnebago Industries, Inc.(c)	537,386

	Distributors—2.2%
21,301	Core-Mark Holding Co., Inc.	1,739,440
18,343	VOXX International Corp., Class A(b)	82,360

		1,821,800

	Diversified Consumer Services—2.8%
14,774	American Public Education, Inc.(b)	342,166
9,831	Capella Education Co.	543,753
62,681	Career Education Corp.(b)	334,716
35,118	Regis Corp.(b)	480,063
10,150	Strayer Education, Inc.(b)	503,846
19,406	Universal Technical Institute, Inc.	76,654

		2,281,198

	Hotels, Restaurants & Leisure—21.9%
80,127	Belmond Ltd., Class A (United Kingdom)(b)	733,963
970	Biglari Holdings, Inc.(b)	362,722
18,190	BJ’s Restaurants, Inc.(b)	811,274
18,226	Bob Evans Farms, Inc.	830,012

Number of Shares		Value
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
74,059	Boyd Gaming Corp.(b)	$1,380,460
15,167	Chuy’s Holdings, Inc.(b)	463,200
15,349	DineEquity, Inc.	1,320,014
35,984	Interval Leisure Group, Inc.(c)	508,094
57,908	Krispy Kreme Doughnuts, Inc.(b)	1,008,178
17,445	Marcus Corp. (The)	337,561
23,101	Marriott Vacations Worldwide Corp.	1,447,047
9,847	Monarch Casino & Resort, Inc.(b)	187,093
25,702	Papa John’s International, Inc.	1,454,476
20,665	Popeyes Louisiana Kitchen, Inc.(b)	1,110,950
12,546	Red Robin Gourmet Burgers, Inc.(b)	813,734
57,111	Ruby Tuesday, Inc.(b)	251,288
30,962	Ruth’s Hospitality Group, Inc.	491,677
46,194	Scientific Games Corp., Class A(b)	458,244
45,211	Sonic Corp.	1,553,902
58,061	Texas Roadhouse, Inc.	2,364,244

		17,888,133

	Household Durables—11.7%
23,549	Ethan Allen Interiors, Inc.	801,608
26,036	Helen of Troy Ltd.(b)	2,591,363
15,301	Installed Building Products, Inc.(b)	406,701
26,686	iRobot Corp.(b)(c)	997,523
45,923	La-Z-Boy, Inc.	1,188,028
22,693	M/I Homes, Inc.(b)	456,129
34,057	Meritage Homes Corp.(b)	1,158,960
34,833	TopBuild Corp.(b)	1,087,486
13,345	Universal Electronics, Inc.(b)	886,241

		9,574,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Internet & Catalog Retail—2.1%
10,714	Blue Nile, Inc.	$276,207
16,887	FTD Cos., Inc.(b)	469,627
27,074	Nutrisystem, Inc.	596,169
18,542	PetMed Express, Inc.(c)	339,319

		1,681,322

	Leisure Products—2.6%
11,989	Arctic Cat, Inc.	199,377
86,307	Callaway Golf Co.	806,108
17,439	Sturm Ruger & Co., Inc.	1,116,619

		2,122,104

	Media—5.0%
49,034	E.W. Scripps Co. (The), Class A(b)	744,336
106,846	Gannett Co., Inc.	1,800,355
43,410	Harte-Hanks, Inc.	79,006
24,663	Scholastic Corp.	897,240
18,025	Sizmek, Inc.(b)	47,766
31,531	World Wrestling Entertainment, Inc., Class A(c)	524,676

		4,093,379

	Multi-line Retail—1.0%
32,311	Fred’s, Inc., Class A	474,003
40,852	Tuesday Morning Corp.(b)	354,595

		828,598

	Specialty Retail—30.8%
22,766	Asbury Automotive Group, Inc.(b)	1,380,075
35,975	Barnes & Noble Education, Inc.(b)	336,726
55,689	Barnes & Noble, Inc.	654,346
16,943	Big 5 Sporting Goods Corp.	204,841
25,654	Buckle, Inc. (The)(c)	742,427
40,220	Caleres, Inc.	1,013,946
24,075	Cato Corp. (The), Class A	880,904
18,378	Children’s Place, Inc. (The)	1,431,830
66,094	Express, Inc.(b)	1,201,589
40,828	Finish Line, Inc. (The), Class A	806,353
50,208	Five Below, Inc.(b)	2,093,674
38,343	Francesca’s Holdings Corp.(b)	636,494
20,333	Genesco, Inc.(b)	1,406,637
20,474	Group 1 Automotive, Inc.	1,348,008
18,524	Haverty Furniture Cos., Inc.	345,843
20,973	Hibbett Sports, Inc.(b)	757,125
13,220	Kirkland’s, Inc.	217,072
21,332	Lithia Motors, Inc., Class A	1,770,983
24,933	Lumber Liquidators Holdings, Inc.(b)(c)	371,751
22,302	MarineMax, Inc.(b)	423,961
29,634	Monro Muffler Brake, Inc.	2,051,265
15,292	Outerwall, Inc.(c)	631,712
48,868	Rent-A-Center, Inc.	718,360
44,763	Select Comfort Corp.(b)	1,104,751
26,609	Sonic Automotive, Inc., Class A	499,185
24,738	Stage Stores, Inc.(c)	182,072
26,909	Stein Mart, Inc.	194,821
44,531	Tailored Brands, Inc.	775,730
23,735	Vitamin Shoppe, Inc.(b)	649,627
18,421	Zumiez, Inc.(b)(c)	309,104

		25,141,212

Number of Shares		Value
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods—11.9%
67,201	Crocs, Inc.(b)	$561,128
36,884	G-III Apparel Group Ltd.(b)	1,669,001
44,544	Iconix Brand Group, Inc.(b)(c)	377,733
15,081	Movado Group, Inc.	425,435
13,430	Oxford Industries, Inc.	892,021
10,889	Perry Ellis International, Inc.(b)	207,435
51,193	Steven Madden Ltd.(b)	1,792,267
51,487	Tumi Holdings, Inc.(b)	1,373,673
13,793	Unifi, Inc.(b)	355,308
18,877	Vera Bradley, Inc.(b)	331,103
91,947	Wolverine World Wide, Inc.	1,742,396

		9,727,500

	Total Common Stocks (Cost $85,983,690)	81,618,734

	Money Market Fund—0.0%
19,647	Invesco Premier Portfolio—Institutional Class, 0.39%(d) (Cost $19,647)	19,647

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $86,003,337)—100.0%	81,638,381

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.0%
3,245,999	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $3,245,999)	3,245,999

	Total Investments (Cost $89,249,336)—104.0%	84,884,380
	Other assets less liabilities—(4.0)%	(3,246,113)

	Net Assets—100.0%	$81,638,267

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Food Products	62.3
Household Products	9.7
Personal Products	9.5
Food & Staples Retailing	9.2
Tobacco	4.7
Other Assets Less Liabilities	4.6

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—95.4%
	Food & Staples Retailing—9.2%
52,886	Andersons, Inc. (The)	$1,772,210
59,054	SpartanNash Co.	1,635,796

		3,408,006

	Food Products—62.3%
142,860	B&G Foods, Inc.	5,887,261
30,816	Calavo Growers, Inc.	1,761,751
47,136	Cal-Maine Foods, Inc.	2,392,623
378,045	Darling Ingredients, Inc.(b)	5,477,872
16,422	J & J Snack Foods Corp.	1,660,757
45,746	Sanderson Farms, Inc.	4,196,738
49,219	Seneca Foods Corp., Class A(b)	1,604,047

		22,981,049

	Household Products—9.7%
26,744	Central Garden & Pet Co.(b)	435,125
89,113	Central Garden & Pet Co., Class A(b)	1,451,650
16,603	WD-40 Co.	1,698,487

		3,585,262

	Personal Products—9.5%
56,916	Inter Parfums, Inc.	1,742,768
56,209	Medifast, Inc.	1,772,270

		3,515,038

	Tobacco—4.7%
31,367	Universal Corp.	1,711,070

	Total Investments (Cost $33,900,450)—95.4%	35,200,425
	Other assets less liabilities—4.6%	1,716,231

	Net Assets—100.0%	$36,916,656

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares S&P SmallCap Energy Portfolio (PSCE)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Energy Equipment & Services	56.9
Oil, Gas & Consumable Fuels	43.1
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Energy Equipment & Services—56.9%
203,181	Archrock, Inc.	$2,001,333
170,548	Atwood Oceanics, Inc.	1,647,494
113,589	Basic Energy Services, Inc.(b)(c)	363,485
102,261	Bristow Group, Inc.	2,343,822
57,725	CARBO Ceramics, Inc.(b)	857,216
56,368	Era Group, Inc.(c)	537,187
102,820	Exterran Corp.(c)	1,573,146
38,994	Geospace Technologies Corp.(c)	637,942
39,177	Gulf Island Fabrication, Inc.	294,219
75,514	Gulfmark Offshore, Inc., Class A(c)	511,985
292,617	Helix Energy Solutions Group, Inc.(c)	2,525,285
93,701	Hornbeck Offshore Services, Inc.(c)	1,100,050
78,745	Matrix Service Co.(c)	1,483,556
246,168	Newpark Resources, Inc.(c)	1,149,605
188,705	Pioneer Energy Services Corp.(c)	586,872
46,205	SEACOR Holdings, Inc.(c)	2,715,468
114,893	Tesco Corp.	1,086,888
234,811	TETRA Technologies, Inc.(c)	1,690,639
137,416	Tidewater, Inc.	1,203,764
149,281	Unit Corp.(c)	1,889,897
181,770	US Silica Holdings, Inc.(b)	4,644,223

		30,844,076

	Oil, Gas & Consumable Fuels—43.1%
145,863	Bill Barrett Corp.(c)	1,161,069
119,335	Bonanza Creek Energy, Inc.(c)	463,020
158,734	Carrizo Oil & Gas, Inc.(c)	5,614,422
178,967	Cloud Peak Energy, Inc.(c)	395,517
51,091	Contango Oil & Gas Co.(c)	642,725
105,810	Green Plains, Inc.	1,915,161
153,313	Northern Oil and Gas, Inc.(b)(c)	837,089
132,813	PDC Energy, Inc.(c)	8,339,328
16,854	REX American Resources Corp.(c)	916,352
141,883	Rex Energy Corp.(b)(c)	143,302
166,326	Stone Energy Corp.(c)	163,016
387,577	Synergy Resources Corp.(c)	2,798,306

		23,389,307

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $64,617,687)—100.0%	54,233,383

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—10.8%
5,851,500	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $5,851,500)	$5,851,500

	Total Investments (Cost $70,469,187)—110.8%	60,084,883
	Other assets less liabilities—(10.8)%	(5,856,213)

	Net Assets—100.0%	$54,228,670

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares S&P SmallCap Financials Portfolio (PSCF)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Banks	39.4
Real Estate Investment Trusts	30.8
Insurance	11.6
Capital Markets	6.8
Thrifts & Mortgage Finance	6.3
Consumer Finance	4.3
Real Estate Management & Development	0.8
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Banks—39.4%
37,688	Ameris Bancorp	$1,183,403
60,719	Banc of California, Inc.	1,235,632
27,576	Banner Corp.	1,179,701
107,834	BBCN Bancorp, Inc.	1,684,367
113,148	Boston Private Financial Holdings, Inc.	1,382,669
95,407	Brookline Bancorp, Inc.	1,085,732
43,874	Cardinal Financial Corp.	970,932
42,455	Central Pacific Financial Corp.	990,900
20,303	City Holding Co.	997,283
78,259	Columbia Banking System, Inc.	2,307,858
59,464	Community Bank System, Inc.	2,352,991
134,072	CVB Financial Corp.	2,303,357
157,412	First BanCorp(b)	613,907
120,566	First Commonwealth Financial Corp.	1,106,796
83,540	First Financial Bancorp	1,629,030
89,480	First Financial Bankshares, Inc.	2,897,362
106,153	First Midwest Bancorp, Inc.	1,961,707
21,460	First NBC Bank Holding Co.(b)	466,540
103,117	Glacier Bancorp, Inc.	2,669,699
69,599	Great Western Bancorp, Inc.	2,193,761
43,583	Hanmi Financial Corp.	1,007,639
82,774	Home BancShares, Inc.	3,558,454
35,637	Independent Bank Corp./MA	1,676,008
59,407	LegacyTexas Financial Group, Inc.	1,464,977
93,113	MB Financial, Inc.	3,236,608
58,447	NBT Bancorp, Inc.	1,656,388
59,453	OFG Bancorp	524,970
182,636	Old National Bancorp	2,447,322
24,225	Opus Bank	875,007
47,836	Pinnacle Financial Partners, Inc.	2,352,096
47,177	S&T Bancorp, Inc.	1,211,034
29,408	ServisFirst Bancshares, Inc.	1,449,226
38,682	Simmons First National Corp., Class A	1,806,449
31,477	Southside Bancshares, Inc.	919,443
162,706	Sterling Bancorp	2,658,616

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Banks (continued)
86,016	Talmer Bancorp, Inc., Class A	$1,668,710
62,188	Texas Capital Bancshares, Inc.(b)	2,849,454
16,648	Tompkins Financial Corp.	1,087,780
57,059	UMB Financial Corp.	3,181,039
87,763	United Bankshares, Inc.	3,395,550
82,561	United Community Banks, Inc.	1,661,953
34,600	Westamerica Bancorp.(c)	1,685,712
95,924	Wilshire Bancorp, Inc.	1,033,102
65,634	Wintrust Financial Corp.	3,414,281

		78,035,445

	Capital Markets—6.8%
23,374	Calamos Asset Management, Inc., Class A	192,602
53,838	Evercore Partners, Inc., Class A	2,780,194
70,154	Financial Engines, Inc.	2,259,660
37,571	Greenhill & Co., Inc.	827,314
46,839	HFF, Inc., Class A	1,490,886
78,913	Interactive Brokers Group, Inc., Class A	2,998,694
20,943	INTL FCStone, Inc.(b)	571,744
44,441	Investment Technology Group, Inc.	867,488
19,194	Piper Jaffray Cos.(b)	800,582
8,888	Virtus Investment Partners, Inc.	695,219

		13,484,383

	Consumer Finance—4.3%
33,165	Cash America International, Inc.	1,225,779
31,873	Encore Capital Group, Inc.(b)	897,225
36,394	Enova International, Inc.(b)	320,631
70,372	EZCORP, Inc., Class A(b)	348,341
38,277	First Cash Financial Services, Inc.(b)	1,750,407
61,126	Green Dot Corp., Class A(b)	1,358,831
62,642	PRA Group, Inc.(b)	2,078,462
11,488	World Acceptance Corp.(b)(c)	498,464

		8,478,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares S&P SmallCap Financials Portfolio (PSCF) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Insurance—11.6%
110,948	American Equity Investment Life Holding Co.	$1,553,272
25,926	AMERISAFE, Inc.	1,396,893
22,589	eHealth, Inc.(b)	252,771
43,661	Employers Holdings, Inc.	1,296,732
12,131	HCI Group, Inc.	363,445
54,745	Horace Mann Educators Corp.	1,702,569
15,004	Infinity Property & Casualty Corp.	1,202,721
14,874	Navigators Group, Inc. (The)(b)	1,228,741
71,939	ProAssurance Corp.	3,433,648
51,382	RLI Corp.	3,194,933
19,022	Safety Insurance Group, Inc.	1,076,835
78,047	Selective Insurance Group, Inc.	2,709,011
30,212	Stewart Information Services Corp.	1,051,982
28,688	United Fire Group, Inc.	1,285,796
24,205	United Insurance Holdings Corp.	394,784
43,301	Universal Insurance Holdings, Inc.(c)	762,531

		22,906,664

	Real Estate Investment Trusts—30.8%
95,495	Acadia Realty Trust REIT	3,218,181
26,006	Agree Realty Corp. REIT	1,008,513
53,539	American Assets Trust, Inc. REIT	2,123,892
130,034	Capstead Mortgage Corp. REIT	1,263,930
76,772	CareTrust REIT, Inc. REIT	976,540
101,353	Cedar Realty Trust, Inc. REIT	701,363
81,429	Chesapeake Lodging Trust REIT	2,005,596
41,028	CoreSite Realty Corp. REIT	3,074,228
272,232	Cousins Properties, Inc. REIT	2,817,601
272,060	DiamondRock Hospitality Co. REIT	2,424,055
43,587	EastGroup Properties, Inc. REIT	2,604,323
85,680	Education Realty Trust, Inc. REIT	3,407,494
72,985	Four Corners Property Trust, Inc. REIT	1,295,484
120,845	Franklin Street Properties Corp. REIT	1,283,374
99,961	Geo Group, Inc. (The) REIT	3,201,751
35,599	Getty Realty Corp. REIT	700,588
96,395	Government Properties Income Trust REIT	1,823,793
113,042	Kite Realty Group Trust REIT	3,078,134
286,917	Lexington Realty Trust REIT	2,519,131
50,847	LTC Properties, Inc. REIT	2,358,792
322,347	Medical Properties Trust, Inc. REIT	4,290,439
110,447	Parkway Properties, Inc. REIT	1,816,853
93,870	Pennsylvania Real Estate Investment Trust REIT	2,153,378
26,380	PS Business Parks, Inc. REIT	2,526,149
134,971	Retail Opportunity Investments Corp. REIT	2,654,880
88,349	Sabra Health Care REIT, Inc. REIT	1,863,280
15,428	Saul Centers, Inc. REIT	820,461
117,629	Summit Hotel Properties, Inc. REIT	1,340,971
16,617	Universal Health Realty Income Trust REIT	907,288
35,869	Urstadt Biddle Properties, Inc., Class A REIT	737,467

		60,997,929

	Real Estate Management & Development—0.8%
45,953	Forestar Group, Inc.(b)	620,365
23,831	RE/MAX Holdings, Inc., Class A	876,981

		1,497,346

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Thrifts & Mortgage Finance—6.3%
123,688	Astoria Financial Corp.	$1,860,267
57,444	Bank Mutual Corp.	464,147
77,737	BofI Holding, Inc.(b)	1,583,503
41,532	Dime Community Bancshares, Inc.	752,145
9,335	LendingTree, Inc.(b)	835,202
52,993	Northfield Bancorp, Inc.	840,469
137,933	Northwest Bancshares, Inc.	1,933,821
51,150	Oritani Financial Corp.	886,429
80,253	Provident Financial Services, Inc.	1,603,455
129,251	TrustCo Bank Corp. NY	828,499
36,873	Walker & Dunlop, Inc.(b)	813,050

		12,400,987

	Total Common Stocks and Other Equity Interests (Cost $174,117,884)	197,800,894

	Money Market Fund—0.0%
40,304	Invesco Premier Portfolio—Institutional Class, 0.39%(d) (Cost $40,304)	40,304

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $174,158,188)—100.0%	197,841,198

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.2%
2,224,856	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $2,224,856)	2,224,856

	Total Investments (Cost $176,383,044)—101.2%	200,066,054
	Other assets less liabilities—(1.2)%	(2,280,115)

	Net Assets—100.0%	$197,785,939

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Health Care Equipment & Supplies	33.5
Health Care Providers & Services	29.4
Pharmaceuticals	13.9
Biotechnology	11.0
Health Care Technology	8.7
Life Sciences Tools & Services	3.5
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—11.0%
123,599	Acorda Therapeutics, Inc.(b)	$3,195,034
93,881	AMAG Pharmaceuticals, Inc.(b)	2,489,724
83,184	Emergent BioSolutions, Inc.(b)	3,204,248
35,791	Enanta Pharmaceuticals, Inc.(b)	1,045,097
48,989	Ligand Pharmaceuticals, Inc.(b)	5,921,301
265,055	MiMedx Group, Inc.(b)(c)	1,995,864
167,665	Momenta Pharmaceuticals, Inc.(b)	1,594,494
89,242	Repligen Corp.(b)	2,377,407
160,100	Spectrum Pharmaceuticals, Inc.(b)	1,135,109

		22,958,278

	Health Care Equipment & Supplies—33.5%
57,501	Abaxis, Inc.	2,605,945
33,550	Analogic Corp.	2,650,115
71,564	AngioDynamics, Inc.(b)	876,659
38,715	Anika Therapeutics, Inc.(b)	1,767,727
96,906	Cantel Medical Corp.	6,491,733
69,631	CONMED Corp.	2,884,116
68,843	CryoLife, Inc.	853,653
62,096	Cynosure, Inc., Class A(b)	3,038,978
68,187	Greatbatch, Inc.(b)	2,372,908
137,375	Haemonetics Corp.(b)	4,455,071
39,196	ICU Medical, Inc.(b)	3,893,731
38,758	Inogen, Inc.(b)	1,893,716
77,973	Integra LifeSciences Holdings Corp.(b)	5,522,048
81,705	Invacare Corp.	918,364
120,331	Masimo Corp.(b)	5,216,349
113,609	Meridian Bioscience, Inc.	2,171,068
119,596	Merit Medical Systems, Inc.(b)	2,421,819
89,574	Natus Medical, Inc.(b)	2,854,724
101,162	Neogen Corp.(b)	4,778,893
134,250	NuVasive, Inc.(b)	7,107,195
35,111	SurModics, Inc.(b)	706,433
46,893	Vascular Solutions, Inc.(b)	1,638,910
86,458	Zeltiq Aesthetics, Inc.(b)	2,585,094

		69,705,249

Number of Shares		Value
	Common Stocks (continued)
	Health Care Providers & Services—29.4%
79,840	Aceto Corp.	$1,790,811
32,378	Adeptus Health, Inc., Class A(b)(c)	2,205,589
92,879	Air Methods Corp.(b)	3,434,665
23,375	Almost Family, Inc.(b)	981,984
76,459	Amedisys, Inc.(b)	3,936,874
129,187	AMN Healthcare Services, Inc.(b)	4,587,430
45,891	Chemed Corp.	5,955,734
27,503	CorVel Corp.(b)	1,243,136
88,005	Cross Country Healthcare, Inc.(b)	1,093,902
95,627	Diplomat Pharmacy, Inc.(b)	2,896,542
127,440	Ensign Group, Inc. (The)	2,875,046
105,359	ExamWorks Group, Inc.(b)	3,798,192
94,971	HealthEquity, Inc.(b)	2,388,521
84,922	Healthways, Inc.(b)	989,341
226,412	Kindred Healthcare, Inc.	3,341,841
25,888	Landauer, Inc.	899,349
34,961	LHC Group, Inc.(b)	1,410,327
66,775	Magellan Health, Inc.(b)	4,704,967
82,447	PharMerica Corp.(b)	1,949,047
34,059	Providence Service Corp. (The)(b)	1,697,501
283,748	Select Medical Holdings Corp.(b)	3,796,548
73,034	Surgical Care Affiliates, Inc.(b)	3,531,194
33,766	U.S. Physical Therapy, Inc.	1,683,573

		61,192,114

	Health Care Technology—8.7%
28,638	Computer Programs & Systems, Inc.	1,469,989
65,846	HealthStream, Inc.(b)	1,489,436
226,958	HMS Holdings Corp.(b)	3,833,321
152,270	Medidata Solutions, Inc.(b)	6,643,540
96,807	Omnicell, Inc.(b)	3,084,271
120,081	Quality Systems, Inc.	1,690,740

		18,211,297

	Life Sciences Tools & Services—3.5%
72,896	Albany Molecular Research, Inc.(b)	1,097,085
85,911	Cambrex Corp.(b)	4,144,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares S&P SmallCap Health Care Portfolio (PSCH) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
103,740	Luminex Corp.(b)	$2,085,174

		7,326,605

	Pharmaceuticals—13.9%
20,415	ANI Pharmaceuticals, Inc.(b)	928,270
164,544	Depomed, Inc.(b)	2,859,775
184,382	Impax Laboratories, Inc.(b)	6,149,140
75,234	Lannett Co., Inc.(b)(c)	1,442,988
187,616	Medicines Co. (The)(b)	6,677,253
367,265	Nektar Therapeutics(b)	5,758,715
49,954	Phibro Animal Health Corp., Class A	1,036,046
64,764	Sagent Pharmaceuticals, Inc.(b)	753,853
133,401	SciClone Pharmaceuticals, Inc.(b)	1,760,893
92,522	Supernus Pharmaceuticals, Inc.(b)	1,587,678

		28,954,611

	Total Common Stocks (Cost $211,061,832)	208,348,154

	Money Market Fund—0.0%
12,350	Invesco Premier Portfolio—Institutional Class, 0.39%(d) (Cost $12,350)	12,350

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $211,074,182)—100.0%	208,360,504

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.3%
4,655,600	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $4,655,600)	4,655,600

	Total Investments (Cost $215,729,782)—102.3%	213,016,104
	Other assets less liabilities—(2.3)%	(4,690,924)

	Net Assets—100.0%	$208,325,180

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Machinery	25.2
Commercial Services & Supplies	17.7
Professional Services	9.6
Building Products	9.5
Aerospace & Defense	7.2
Construction & Engineering	7.1
Electrical Equipment	5.5
Airlines	4.9
Road & Rail	4.6
Air Freight & Logistics	3.9
Trading Companies & Distributors	3.3
Marine	1.5
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—7.2%
18,341	AAR Corp.	$440,917
35,833	Aerojet Rocketdyne Holdings, Inc.(b)	649,294
11,417	Aerovironment, Inc.(b)	329,723
3,988	American Science & Engineering, Inc.	114,256
12,156	Cubic Corp.	505,325
9,612	Engility Holdings, Inc.(b)	189,068
21,884	Mercury Systems, Inc.(b)	460,002
18,565	Moog, Inc., Class A(b)	907,086
2,700	National Presto Industries, Inc.	235,413
29,876	TASER International, Inc.(b)	545,536

		4,376,620

	Air Freight & Logistics—3.9%
13,708	Atlas Air Worldwide Holdings, Inc.(b)	547,498
13,874	Echo Global Logistics, Inc.(b)	324,235
16,995	Forward Air Corp.	774,632
19,469	Hub Group, Inc., Class A(b)	749,946

		2,396,311

	Airlines—4.9%
7,291	Allegiant Travel Co.	1,170,716
26,445	Hawaiian Holdings, Inc.(b)	1,112,541
28,449	SkyWest, Inc.	668,552

		2,951,809

	Building Products—9.5%
22,138	AAON, Inc.	587,100
7,607	American Woodmark Corp.(b)	554,094
16,072	Apogee Enterprises, Inc.	666,024
16,542	Gibraltar Industries, Inc.(b)	437,536

Number of Shares		Value
	Common Stocks (continued)
	Building Products (continued)
21,136	Griffon Corp.	$334,160
27,071	PGT, Inc.(b)	283,433
19,040	Quanex Building Products Corp.	358,714
22,840	Simpson Manufacturing Co., Inc.	858,784
17,196	Trex Co., Inc.(b)	815,950
11,207	Universal Forest Products, Inc.	859,016

		5,754,811

	Commercial Services & Supplies—17.7%
31,124	ABM Industries, Inc.	1,001,259
25,985	Brady Corp., Class A	688,343
27,201	Brink’s Co. (The)	920,482
20,747	Essendant, Inc.	638,800
11,071	G&K Services, Inc., Class A	782,166
40,161	Healthcare Services Group, Inc.	1,520,094
36,660	Interface, Inc.	623,953
18,370	Matthews International Corp., Class A	966,997
24,813	Mobile Mini, Inc.	800,219
32,620	Tetra Tech, Inc.	959,028
8,498	UniFirst Corp.	921,013
12,111	US Ecology, Inc.	545,358
11,205	Viad Corp.	333,349

		10,701,061

	Construction & Engineering—7.1%
19,676	Aegion Corp.(b)	417,722
20,825	Comfort Systems USA, Inc.	614,129
18,303	Dycom Industries, Inc.(b)	1,292,192
33,752	EMCOR Group, Inc.	1,636,297
10,815	MYR Group, Inc.(b)	275,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P SmallCap Industrials Portfolio (PSCI) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Construction & Engineering (continued)
15,180	Orion Marine Group, Inc.(b)	$88,651

		4,324,882

	Electrical Equipment—5.5%
14,376	AZZ, Inc.	789,530
11,511	Encore Wire Corp.	440,296
24,168	EnerSys	1,410,686
27,315	General Cable Corp.	427,206
4,867	Powell Industries, Inc.	151,461
9,176	Vicor Corp.(b)	87,998

		3,307,177

	Machinery—25.2%
32,776	Actuant Corp., Class A	875,447
16,025	Albany International Corp., Class A	645,647
10,489	Astec Industries, Inc.	507,668
28,192	Barnes Group, Inc.	915,958
24,008	Briggs & Stratton Corp.	508,249
17,020	Chart Industries, Inc.(b)	438,095
9,110	CIRCOR International, Inc.	514,260
12,211	EnPro Industries, Inc.	715,320
14,369	ESCO Technologies, Inc.	552,919
34,736	Federal Signal Corp.	475,536
21,296	Franklin Electric Co., Inc.	672,741
14,480	Greenbrier Cos., Inc. (The)	434,255
44,566	Harsco Corp.	315,973
35,056	Hillenbrand, Inc.	1,062,547
16,267	John Bean Technologies Corp.	848,161
6,196	Lindsay Corp.(c)	473,746
9,523	Lydall, Inc.(b)	350,351
31,804	Mueller Industries, Inc.	1,003,734
13,121	Proto Labs, Inc.(b)	785,030
23,290	SPX Corp.	374,969
23,164	SPX FLOW, Inc.(b)	693,994
7,141	Standex International Corp.	547,643
9,821	Tennant Co.	524,540
24,318	Titan International, Inc.	161,228
15,608	Watts Water Technologies, Inc., Class A	872,019

		15,270,030

	Marine—1.5%
24,173	Matson, Inc.	939,846

	Professional Services—9.6%
8,113	CDI Corp.	58,008
14,312	Exponent, Inc.	713,310
9,615	Heidrick & Struggles International, Inc.	189,704
8,990	Insperity, Inc.	474,402
16,534	Kelly Services, Inc., Class A	310,343
31,874	Korn/Ferry International	865,060
26,380	Navigant Consulting, Inc.(b)	421,025
26,641	On Assignment, Inc.(b)	960,675
20,662	Resources Connection, Inc.	305,178
23,386	TrueBlue, Inc.(b)	437,084
19,999	WageWorks, Inc.(b)	1,077,146

		5,811,935

	Road & Rail—4.6%
13,486	ArcBest Corp.	257,448
15,510	Celadon Group, Inc.	156,186

Number of Shares		Value
	Common Stocks (continued)
	Road & Rail (continued)
32,905	Heartland Express, Inc.	$595,909
34,107	Knight Transportation, Inc.	906,223
13,283	Marten Transport Ltd.	247,861
16,821	Roadrunner Transportation Systems, Inc.(b)	198,824
13,897	Saia, Inc.(b)	401,901

		2,764,352

	Trading Companies & Distributors—3.3%
21,843	Applied Industrial Technologies, Inc.	1,001,065
7,059	DXP Enterprises, Inc.(b)	154,239
15,031	Kaman Corp.	632,655
4,540	Veritiv Corp.(b)	186,231

		1,974,190

	Total Common Stocks (Cost $59,651,852)	60,573,024

	Money Market Fund—0.0%
9,372	Invesco Premier Portfolio—Institutional Class, 0.39%(d) (Cost $9,372)	9,372

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $59,661,224)—100.0%	60,582,396

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.6%
348,444	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $348,444)	348,444

	Total Investments (Cost $60,009,668)—100.6%	60,930,840
	Other assets less liabilities—(0.6)%	(351,849)

	Net Assets—100.0%	$60,578,991

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Electronic Equipment, Instruments & Components	27.6
Semiconductors & Semiconductor Equipment	20.2
Software	17.4
Communications Equipment	12.4
IT Services	12.0
Internet Software & Services	5.8
Technology Hardware, Storage & Peripherals	4.5
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Communications Equipment—12.4%
201,292	ADTRAN, Inc.	$3,888,961
36,142	Bel Fuse, Inc., Class B	602,126
62,885	Black Box Corp.	919,379
149,446	CalAmp Corp.(b)	2,237,207
66,034	Comtech Telecommunications Corp.	1,598,023
105,496	Digi International, Inc.(b)	1,115,093
310,774	Harmonic, Inc.(b)	1,075,278
251,968	Ixia(b)	2,549,916
193,259	Lumentum Holdings, Inc.(b)	4,889,453
132,535	NETGEAR, Inc.(b)	5,619,484
366,816	Ruckus Wireless, Inc.(b)	5,040,052
183,818	ViaSat, Inc.(b)	14,098,840
947,403	Viavi Solutions, Inc.(b)	6,167,593

		49,801,405

	Electronic Equipment, Instruments & Components—27.6%
61,979	Agilysys, Inc.(b)	661,936
115,919	Anixter International, Inc.(b)	7,221,754
59,370	Badger Meter, Inc.	4,234,862
203,677	Benchmark Electronics, Inc.(b)	3,955,407
169,640	Checkpoint Systems, Inc.(b)	1,716,757
98,920	Coherent, Inc.(b)	9,239,128
133,175	CTS Corp.	2,206,710
158,222	Daktronics, Inc.	1,376,531
71,492	DTS, Inc.(b)	1,559,955
113,260	Electro Scientific Industries, Inc.(b)	798,483
23,862	ePlus, Inc.(b)	1,918,266
124,896	Fabrinet (Thailand)(b)	3,992,925
67,826	FARO Technologies, Inc.(b)	1,969,667
215,383	II-VI, Inc.(b)	4,495,043
151,734	Insight Enterprises, Inc.(b)	3,749,347
154,939	Itron, Inc.(b)	6,371,092
91,345	Littelfuse, Inc.	10,639,866

Number of Shares		Value
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
150,910	Methode Electronics, Inc.	$4,486,554
60,349	MTS Systems Corp.	3,392,821
75,245	OSI Systems, Inc.(b)	3,829,218
82,802	Park Electrochemical Corp.	1,350,501
136,448	Plexus Corp.(b)	5,698,068
338,675	QLogic Corp.(b)	4,433,256
116,543	Rofin-Sinar Technologies, Inc.(b)	3,751,519
73,467	Rogers Corp.(b)	4,214,067
315,550	Sanmina Corp.(b)	7,462,758
107,177	ScanSource, Inc.(b)	4,359,960
264,225	TTM Technologies, Inc.(b)	1,722,747

		110,809,198

	Internet Software & Services—5.8%
168,465	Blucora, Inc.(b)	1,349,404
169,939	DHI Group, Inc.(b)	1,208,266
100,105	Liquidity Services, Inc.(b)	558,586
201,494	LivePerson, Inc.(b)	1,219,039
102,614	LogMeIn, Inc.(b)	6,126,056
367,576	Monster Worldwide, Inc.(b)	1,176,243
249,617	NIC, Inc.	4,420,717
146,092	QuinStreet, Inc.(b)	514,244
61,491	Stamps.com, Inc.(b)	5,064,399
96,551	XO Group, Inc.(b)	1,705,091

		23,342,045

	IT Services—12.0%
99,155	CACI International, Inc., Class A(b)	9,533,753
184,764	Cardtronics, Inc.(b)	7,283,397
295,165	Ciber, Inc.(b)	684,783
133,665	CSG Systems International, Inc.	5,932,053
135,484	ExlService Holdings, Inc.(b)	6,556,071
40,619	Forrester Research, Inc.	1,365,611
100,122	ManTech International Corp., Class A	3,384,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares S&P SmallCap Information Technology Portfolio (PSCT) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	IT Services (continued)
147,037	Perficient, Inc.(b)	$3,070,132
159,176	Sykes Enterprises, Inc.(b)	4,639,980
67,271	TeleTech Holdings, Inc.	1,869,461
110,910	Virtusa Corp.(b)	3,941,741

		48,261,106

	Semiconductors & Semiconductor Equipment—20.2%
162,925	Advanced Energy Industries, Inc.(b)	5,270,624
279,802	Brooks Automation, Inc.	2,646,927
97,622	Cabot Microelectronics Corp.	4,089,386
83,578	CEVA, Inc.(b)	1,927,309
258,063	Cirrus Logic, Inc.(b)	9,316,074
101,948	Cohu, Inc.	1,178,519
157,477	Diodes, Inc.(b)	2,932,222
88,478	DSP Group, Inc.(b)	840,541
198,362	Exar Corp.(b)	1,210,008
256,230	Kopin Corp.(b)	425,342
287,668	Kulicke & Soffa Industries, Inc. (Singapore)(b)	3,083,801
217,740	MKS Instruments, Inc.	7,808,156
151,201	Monolithic Power Systems, Inc.	9,437,966
99,338	Nanometrics, Inc.(b)	1,774,177
117,423	Power Integrations, Inc.	5,665,660
447,727	Rambus, Inc.(b)	5,202,588
126,862	Rudolph Technologies, Inc.(b)	1,759,576
265,336	Semtech Corp.(b)	5,741,871
193,321	Tessera Technologies, Inc.	5,552,179
108,431	Ultratech, Inc.(b)	2,351,868
163,418	Veeco Instruments, Inc.(b)	3,008,525

		81,223,319

	Software—17.4%
192,037	Blackbaud, Inc.	11,862,126
154,939	Bottomline Technologies (de), Inc.(b)	3,805,302
105,078	Ebix, Inc.(c)	5,056,353
132,450	Epiq Systems, Inc.	1,956,287
72,060	Interactive Intelligence Group, Inc.(b)	2,678,470
38,296	MicroStrategy, Inc., Class A(b)	6,867,239
163,613	Monotype Imaging Holdings, Inc.	3,604,394
208,119	Progress Software Corp.(b)	5,311,197
98,540	Qualys, Inc.(b)	2,481,237
337,887	Rovi Corp.(b)	5,953,569
163,388	Synchronoss Technologies, Inc.(b)	5,076,465
346,740	Take-Two Interactive Software, Inc.(b)	11,851,573
153,145	Tangoe, Inc.(b)	1,350,739
123,052	VASCO Data Security International, Inc.(b)	2,132,491

		69,987,442

	Technology Hardware, Storage & Peripherals—4.5%
166,344	Cray, Inc.(b)	6,299,447
192,721	Electronics for Imaging, Inc.(b)	7,678,005
150,341	Super Micro Computer, Inc.(b)	4,045,676

		18,023,128

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $377,819,857)—99.9%	401,447,643

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.8%
2,940,000	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $2,940,000)	$2,940,000

	Total Investments (Cost $380,759,857)—100.7%	404,387,643
	Other assets less liabilities—(0.7)%	(2,647,543)

	Net Assets—100.0%	$401,740,100

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P SmallCap Materials Portfolio (PSCM)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Chemicals	48.5
Paper & Forest Products	21.8
Metals & Mining	21.5
Construction Materials	7.3
Containers & Packaging	0.9
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Chemicals—48.5%
8,066	A. Schulman, Inc.	$224,961
7,079	American Vanguard Corp.(b)	117,157
8,683	Balchem Corp.	532,789
13,908	Calgon Carbon Corp.	227,952
49,940	Chemours Co. (The)	455,453
14,758	Flotek Industries, Inc.(b)	139,463
6,258	FutureFuel Corp.	70,340
13,763	H.B. Fuller Co.	615,481
2,618	Hawkins, Inc.	102,442
5,311	Innophos Holdings, Inc.	196,295
6,610	Innospec, Inc.	319,660
15,516	Intrepid Potash, Inc.(b)	19,861
5,660	Koppers Holdings, Inc.(b)	142,236
8,435	Kraton Performance Polymers, Inc.(b)	191,559
5,558	LSB Industries, Inc.(b)	73,143
3,636	Quaker Chemical Corp.	323,822
11,804	Rayonier Advanced Materials, Inc.	120,991
5,031	Stepan Co.	308,350
6,839	Tredegar Corp.	109,150

		4,291,105

	Construction Materials—7.3%
20,382	Headwaters, Inc.(b)	407,844
3,807	US Concrete, Inc.(b)	235,120

		642,964

	Containers & Packaging—0.9%
6,141	Myers Industries, Inc.	82,781

	Metals & Mining—21.5%
63,423	AK Steel Holding Corp.(b)	296,820
13,660	Century Aluminum Co.(b)	120,481
3,437	Haynes International, Inc.	128,991
4,955	Kaiser Aluminum Corp.	469,883
5,509	Materion Corp.	159,706
2,504	Olympic Steel, Inc.	56,640
33,330	Stillwater Mining Co.(b)	406,626
17,625	SunCoke Energy, Inc.	130,954
10,468	TimkenSteel Corp.	133,362

		1,903,463

Number of Shares		Value
	Common Stocks (continued)
	Paper & Forest Products—21.8%
10,677	Boise Cascade Co.(b)	$222,829
4,804	Clearwater Paper Corp.(b)	286,991
2,944	Deltic Timber Corp.	184,000
23,616	KapStone Paper and Packaging Corp.	375,258
4,611	Neenah Paper, Inc.	300,130
11,961	P.H. Glatfelter Co.	274,266
8,409	Schweitzer-Mauduit International, Inc.	289,185

		1,932,659

	Total Investments (Cost $11,278,536)—100.0%	8,852,972
	Other assets less liabilities—0.0%	1,774

	Net Assets—100.0%	$8,854,746

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

April 30, 2016

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Gas Utilities	40.8
Diversified Telecommunication Services	26.5
Multi-Utilities	12.7
Water Utilities	9.3
Electric Utilities	9.2
Wireless Telecommunication Services	1.5
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Diversified Telecommunication Services—26.5%
532,991	8x8, Inc.(b)	$6,044,118
64,842	Atlantic Tele-Network, Inc.	4,662,788
1,265,453	Cincinnati Bell, Inc.(b)	4,834,030
167,668	Cogent Communications Group, Inc.	6,488,752
260,840	Consolidated Communications Holdings, Inc.	6,166,258
177,403	General Communication, Inc., Class A(b)	2,998,111
487,219	Iridium Communications, Inc.(b)	3,931,857
138,404	Lumos Networks Corp.(b)	1,764,651

		36,890,565

	Electric Utilities—9.2%
111,148	ALLETE, Inc.	6,245,406
144,580	El Paso Electric Co.	6,520,558

		12,765,964

	Gas Utilities—40.8%
120,916	Northwest Natural Gas Co.	6,232,011
335,215	Piedmont Natural Gas Co., Inc.	20,045,857
230,941	South Jersey Industries, Inc.	6,445,563
195,793	Southwest Gas Corp.	12,708,923
179,158	Spire, Inc.	11,458,946

		56,891,300

	Multi-Utilities—12.7%
157,818	Avista Corp.	6,323,767
198,776	NorthWestern Corp.	11,298,428

		17,622,195

	Water Utilities—9.3%
151,314	American States Water Co.	6,308,281
238,852	California Water Service Group	6,671,136

		12,979,417

	Wireless Telecommunication Services—1.5%
124,461	Spok Holdings, Inc.	2,114,593

	Total Investments (Cost $132,309,633)—100.0%	139,264,034
	Other assets less liabilities—0.0%	38,317

	Net Assets—100.0%	$139,302,351

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Statements of Assets and Liabilities

April 30, 2016

(Unaudited)

	PowerShares DWA SmallCap Momentum Portfolio (DWAS)	PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)	PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)	PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)
Assets:
Unaffiliated investments, at value(a)	$182,903,395	$7,329,260	$—	$81,618,734
Affiliated investments, at value	8,725,250	25,414,710	148,303,653	3,265,646

Total investments, at value	191,628,645	32,743,970	148,303,653	84,884,380
Receivables:
Securities lending	50,680	—	—	10,353
Dividends	21,189	—	8	9,492
Foreign tax reclaims	1,694	—	—	—
Investments sold	—	6,605,610	—	—
Shares sold	—	—	—	—

Total Assets	191,702,208	39,349,580	148,303,661	84,904,225

Liabilities:
Due to custodian	8,688	8,656	—	—
Payables:
Collateral upon return of securities loaned	8,696,487	—	—	3,245,999
Investments purchased	—	6,543,959	—	—
Shares repurchased	—	—	—	—
Accrued unitary management fees	89,585	7,091	18,005	19,959

Total Liabilities	8,794,760	6,559,706	18,005	3,265,958

Net Assets	$182,907,448	$32,789,874	$148,285,656	$81,638,267

Net Assets Consist of:
Shares of beneficial interest	$304,172,986	$31,266,470	$158,821,463	$88,291,061
Undistributed net investment income	176,266	117,632	(276,302)	130,129
Undistributed net realized gain (loss)	(128,394,262)	285,462	(10,450,864)	(2,417,967)
Net unrealized appreciation (depreciation)	6,952,458	1,120,310	191,359	(4,364,956)

Net Assets	$182,907,448	$32,789,874	$148,285,656	$81,638,267

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,250,000	1,250,001	6,250,001	1,700,000
Net asset value	$34.84	$26.23	$23.73	$48.02

Market price	$34.83	$26.31	$23.73	$48.04

Unaffiliated investments, at cost	$175,950,937	$6,575,745	$—	$85,983,690

Affiliated investments, at cost	$8,725,250	$25,047,915	$148,112,294	$3,265,646

Total investments, at cost	$184,676,187	$31,623,660	$148,112,294	$89,249,336

(a) Includes securities on loan with an aggregate value of:	$8,469,161	$—	$—	$3,133,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	PowerShares S&P SmallCap Energy Portfolio (PSCE)	PowerShares S&P SmallCap Financials Portfolio (PSCF)	PowerShares S&P SmallCap Health Care Portfolio (PSCH)	PowerShares S&P SmallCap Industrials Portfolio (PSCI)	PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	PowerShares S&P SmallCap Materials Portfolio (PSCM)	PowerShares S&P SmallCap Utilities Portfolio (PSCU)

$35,200,425	$54,233,383	$197,800,894	$208,348,154	$60,573,024	$401,447,643	$8,852,972	$139,264,034
—	5,851,500	2,265,160	4,667,950	357,816	2,940,000	—	—

35,200,425	60,084,883	200,066,054	213,016,104	60,930,840	404,387,643	8,852,972	139,264,034

—	8,305	3,135	8,679	1,087	2,274	—	—
140,716	—	214,567	5,093	15,912	54,135	7,356	155,884
—	—	—	—	—	—	—	—
1,689,849	—	1,216,000	—	2,717,252	6,757,168	63,073	—
—	—	—	—	—	18,938,675	—	—

37,030,990	60,093,188	201,499,756	213,029,876	63,665,091	430,139,895	8,923,401	139,419,918

105,163	1,503	—	—	—	4,714	1,106	84,842

—	5,851,500	2,224,856	4,655,600	348,444	2,940,000	—	—
—	—	1,442,871	—	460,220	19,969,084	65,562	—
—	—	—	—	2,261,330	5,392,451	—	—
9,171	11,515	46,090	49,096	16,106	93,546	1,987	32,725

114,334	5,864,518	3,713,817	4,704,696	3,086,100	28,399,795	68,655	117,567

$36,916,656	$54,228,670	$197,785,939	$208,325,180	$60,578,991	$401,740,100	$8,854,746	$139,302,351

$32,997,961	$98,326,311	$174,373,592	$202,813,413	$59,262,454	$363,724,689	$13,386,270	$132,479,970
192,677	(11,639)	808,339	(66,197)	51,839	43,039	12,434	548,546
2,426,043	(33,701,698)	(1,079,002)	8,291,642	343,526	14,344,586	(2,118,394)	(680,566)
1,299,975	(10,384,304)	23,683,010	(2,713,678)	921,172	23,627,786	(2,425,564)	6,954,401

$36,916,656	$54,228,670	$197,785,939	$208,325,180	$60,578,991	$401,740,100	$8,854,746	$139,302,351

600,000	3,200,000	4,750,000	3,000,000	1,350,000	7,450,000	250,000	3,150,000
$61.53	$16.95	$41.64	$69.44	$44.87	$53.92	$35.42	$44.22

$61.57	$16.96	$41.64	$69.40	$44.90	$53.97	$35.44	$44.25

$33,900,450	$64,617,687	$174,117,884	$211,061,832	$59,651,852	$377,819,857	$11,278,536	$132,309,633

$—	$5,851,500	$2,265,160	$4,667,950	$357,816	$2,940,000	$—	$—

$33,900,450	$70,469,187	$176,383,044	$215,729,782	$60,009,668	$380,759,857	$11,278,536	$132,309,633

$—	$5,580,353	$2,160,795	$4,459,009	$339,253	$2,887,200	$—	$—

23

Statements of Operations

For the six months ended April 30, 2016

(Unaudited)

	PowerShares DWA SmallCap Momentum Portfolio (DWAS)	PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)(a)	PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)	PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)
Investment Income:
Unaffiliated dividend income	$1,306,877	$—	$—	$473,742
Affiliated dividend income	176	248,973	175,820	23
Securities lending income	175,896	—	—	41,363
Foreign withholding tax	—	—	—	—

Total Income	1,482,949	248,973	175,820	515,128

Expenses:
Unitary management fees	871,733	12,241	89,890	134,802

Less: Waivers	(112)	—	(26)	(16)

Net Expenses	871,621	12,241	89,864	134,786

Net Investment Income	611,328	236,732	85,956	380,342

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(19,857,336)	69,877	(10,318,116)	(4,119,733)
In-kind redemptions	(7,669,967)	215,585	(132,567)	6,185,671

Net realized gain (loss)	(27,527,303)	285,462	(10,450,683)	2,065,938

Net change in unrealized appreciation (depreciation) on investment securities	(21,334,344)	1,120,310	(587,586)	(7,912,809)

Net realized and unrealized gain (loss)	(48,861,647)	1,405,772	(11,038,269)	(5,846,871)

Net increase (decrease) in net assets resulting from operations	$(48,250,319)	$1,642,504	$(10,952,313)	$(5,466,529)

(a)	For the period March 7, 2016 (commencement of investment operations) through April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	PowerShares S&P SmallCap Energy Portfolio (PSCE)	PowerShares S&P SmallCap Financials Portfolio (PSCF)	PowerShares S&P SmallCap Health Care Portfolio (PSCH)	PowerShares S&P SmallCap Industrials Portfolio (PSCI)	PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	PowerShares S&P SmallCap Materials Portfolio (PSCM)	PowerShares S&P SmallCap Utilities Portfolio (PSCU)

$376,831	$115,033	$3,532,934	$311,899	$360,310	$935,556	$68,153	$1,058,805
64	20	293	498	46	594	5	68
—	42,443	21,288	24,460	6,897	83,557	—	—
—	(614)	(669)	—	—	—	—	—

376,895	156,882	3,553,846	336,857	367,253	1,019,707	68,158	1,058,873

57,326	48,867	258,150	332,006	95,401	565,020	12,332	118,132

(41)	(13)	(187)	(335)	(24)	(297)	(3)	(46)

57,285	48,854	257,963	331,671	95,377	564,723	12,329	118,086

319,610	108,028	3,295,883	5,186	271,876	454,984	55,829	940,787

(1,490,493)	(7,557,028)	(1,058,450)	(3,355,568)	(1,229,173)	(1,938,298)	(663,317)	(873,124)
4,914,262	(623,630)	2,526,175	16,879,498	3,644,277	26,963,041	(464,495)	1,633,129

3,423,769	(8,180,658)	1,467,725	13,523,930	2,415,104	25,024,743	(1,127,812)	760,005

931,663	8,588,818	(3,332,171)	(12,573,284)	(3,137,362)	(11,199,012)	1,057,021	3,996,184

4,355,432	408,160	(1,864,446)	950,646	(722,258)	13,825,731	(70,791)	4,756,189

$4,675,042	$516,188	$1,431,437	$955,832	$(450,382)	$14,280,715	$(14,962)	$5,696,976

25

Statements of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares DWA SmallCap Momentum Portfolio (DWAS)		PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)
	April 30, 2016	October 31, 2015	April 30, 2016(a)
Operations:
Net investment income (loss)	$611,328	$229,543	$236,732
Net realized gain (loss)	(27,527,303)	(16,844,089)	285,462
Net change in unrealized appreciation (depreciation)	(21,334,344)	1,721,890	1,120,310

Net increase (decrease) in net assets resulting from operations	(48,250,319)	(14,892,656)	1,642,504

Distributions to Shareholders from:
Net investment income	(591,791)	(313,026)	(119,100)
Net realized gains	—	—	—

Total distributions to shareholders	(591,791)	(313,026)	(119,100)

Shareholder Transactions:
Proceeds from shares sold	17,491,210	330,233,347	42,784,220
Value of shares repurchased	(202,057,570)	(191,228,931)	(11,517,750)

Net increase (decrease) in net assets resulting from shares transactions	(184,566,360)	139,004,416	31,266,470

Increase (Decrease) in Net Assets	(233,408,470)	123,798,734	32,789,874

Net Assets:
Beginning of period	416,315,918	292,517,184	—

End of period	$182,907,448	$416,315,918	$32,789,874

Undistributed net investment income (loss) at end of period	$176,266	$156,729	$117,632

Changes in Shares Outstanding:
Shares sold	450,000	8,100,000	1,700,001
Shares repurchased	(6,100,000)	(4,850,000)	(450,000)
Shares outstanding, beginning of period	10,900,000	7,650,000	—

Shares outstanding, end of period	5,250,000	10,900,000	1,250,001

(a)	For the period March 7, 2016 (commencement of investment operations) through April 30, 2016.
(b)	For the period October 7, 2015 (commencement of investment operations) through October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)		PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)		PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)		PowerShares S&P SmallCap Energy Portfolio (PSCE)
April 30, 2016	October 31, 2015(b)	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015

$85,956	$(2,846)	$380,342	$1,084,460	$319,610	$386,942	$108,028	$228,008
(10,450,683)	(115)	2,065,938	9,651,378	3,423,769	4,094,351	(8,180,658)	(15,289,670)
(587,586)	778,945	(7,912,809)	(7,660,124)	931,663	(1,405,657)	8,588,818	(10,658,757)

(10,952,313)	775,984	(5,466,529)	3,075,714	4,675,042	3,075,636	516,188	(25,720,419)

(359,478)	—	(387,919)	(1,104,227)	(366,817)	(236,050)	(176,107)	(171,568)
—	—	—	—	—	(487,206)	—	—

(359,478)	—	(387,919)	(1,104,227)	(366,817)	(723,256)	(176,107)	(171,568)

137,444,344	41,828,050	10,935,560	50,801,801	32,252,751	30,057,465	20,290,271	35,063,123
(20,450,931)	—	(39,416,871)	(28,947,395)	(31,137,916)	(33,211,698)	(3,550,590)	(2,303,063)

116,993,413	41,828,050	(28,481,311)	21,854,406	1,114,835	(3,154,233)	16,739,681	32,760,060

105,681,622	42,604,034	(34,335,759)	23,825,893	5,423,060	(801,853)	17,079,762	6,868,073

42,604,034	—	115,974,026	92,148,133	31,493,596	32,295,449	37,148,908	30,280,835

$148,285,656	$42,604,034	$81,638,267	$115,974,026	$36,916,656	$31,493,596	$54,228,670	$37,148,908

$(276,302)	$(2,780)	$130,129	$137,706	$192,677	$239,884	$(11,639)	$56,440

5,500,000	1,650,001	250,000	950,000	600,000	550,000	1,400,000	1,350,000
(900,000)	—	(900,000)	(550,000)	(550,000)	(600,000)	(250,000)	(100,000)
1,650,001	—	2,350,000	1,950,000	550,000	600,000	2,050,000	800,000

6,250,001	1,650,001	1,700,000	2,350,000	600,000	550,000	3,200,000	2,050,000

27

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares S&P SmallCap Financials Portfolio (PSCF)		PowerShares S&P SmallCap Health Care Portfolio (PSCH)
	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
Operations:
Net investment income (loss)	$3,295,883	$3,021,936	$5,186	$(42,912)
Net realized gain (loss)	1,467,725	6,779,553	13,523,930	24,660,602
Net change in unrealized appreciation (depreciation)	(3,332,171)	(2,029,901)	(12,573,284)	(9,397,398)

Net increase (decrease) in net assets resulting from operations	1,431,437	7,771,588	955,832	15,220,292

Distributions to Shareholders from:
Net investment income	(3,226,355)	(2,648,802)	—	(74,412)
Net realized gains	(338,778)	—	—	(3,889,593)

Total distributions to shareholders	(3,565,133)	(2,648,802)	—	(3,964,005)

Shareholder Transactions:
Proceeds from shares sold	32,837,960	85,664,792	62,017,233	153,561,248
Value of shares repurchased	(15,264,979)	(23,193,508)	(85,152,013)	(99,513,782)

Net increase (decrease) in net assets resulting from shares transactions	17,572,981	62,471,284	(23,134,780)	54,047,466

Increase (Decrease) in Net Assets	15,439,285	67,594,070	(22,178,948)	65,303,753

Net Assets:
Beginning of period	182,346,654	114,752,584	230,504,128	165,200,375

End of period	$197,785,939	$182,346,654	$208,325,180	$230,504,128

Undistributed net investment income (loss) at end of period	$808,339	$738,811	$(66,197)	$(71,383)

Changes in Shares Outstanding:
Shares sold	850,000	2,050,000	900,000	2,200,000
Shares repurchased	(400,000)	(550,000)	(1,350,000)	(1,500,000)
Shares outstanding, beginning of period	4,300,000	2,800,000	3,450,000	2,750,000

Shares outstanding, end of period	4,750,000	4,300,000	3,000,000	3,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares S&P SmallCap Industrials Portfolio (PSCI)		PowerShares S&P SmallCap Information Technology Portfolio (PSCT)		PowerShares S&P SmallCap Materials Portfolio (PSCM)		PowerShares S&P SmallCap Utilities Portfolio (PSCU)
April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015

$271,876	$843,834	$454,984	$467,212	$55,829	$174,792	$940,787	$924,382
2,415,104	7,839,656	25,024,743	21,397,128	(1,127,812)	(1,363,884)	760,005	7,422,636
(3,137,362)	(6,337,677)	(11,199,012)	907,630	1,057,021	(3,414,711)	3,996,184	(5,488,733)

(450,382)	2,345,813	14,280,715	22,771,970	(14,962)	(4,603,803)	5,696,976	2,858,285

(315,456)	(878,298)	(808,744)	(210,333)	(66,175)	(223,243)	(484,173)	(1,042,947)
—	—	—	—	—	—	—	—

(315,456)	(878,298)	(808,744)	(210,333)	(66,175)	(223,243)	(484,173)	(1,042,947)

12,107,866	6,725,540	97,503,307	215,140,141	—	—	109,265,122	30,306,896
(21,371,468)	(38,582,315)	(99,550,381)	(73,086,656)	(1,372,670)	(35,428,789)	(15,062,948)	(32,494,100)

(9,263,602)	(31,856,775)	(2,047,074)	142,053,485	(1,372,670)	(35,428,789)	94,202,174	(2,187,204)

(10,029,440)	(30,389,260)	11,424,897	164,615,122	(1,453,807)	(40,255,835)	99,414,977	(371,866)

70,608,431	100,997,691	390,315,203	225,700,081	10,308,553	50,564,388	39,887,374	40,259,240

$60,578,991	$70,608,431	$401,740,100	$390,315,203	$8,854,746	$10,308,553	$139,302,351	$39,887,374

$51,839	$95,419	$43,039	$396,799	$12,434	$22,780	$548,546	$91,932

300,000	150,000	1,850,000	4,300,000	—	—	2,550,000	750,000
(500,000)	(850,000)	(1,950,000)	(1,450,000)	(50,000)	(850,000)	(350,000)	(850,000)
1,550,000	2,250,000	7,550,000	4,700,000	300,000	1,150,000	950,000	1,050,000

1,350,000	1,550,000	7,450,000	7,550,000	250,000	300,000	3,150,000	950,000

29

Financial Highlights

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				For the Period July 16, 2012(a) Through October 31, 2012
			2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$38.19		$38.24	$37.14	$25.87		$24.85
Net investment income(b)	0.08		0.02	0.01	0.04		0.03
Net realized and unrealized gain (loss) on investments	(3.37)		(0.04)	1.11	11.50		0.99	(c)
Total from investment operations	(3.29)		(0.02)	1.12	11.54		1.02
Distributions to shareholders from:
Net investment income	(0.06)		(0.03)	(0.01)	(0.27)		—
Return of capital	—		—	(0.01)	—		—
Total distributions	(0.06)		(0.03)	(0.02)	(0.27)		—
Net asset value at end of period	$34.84		$38.19	$38.24	$37.14		$25.87
Market price at end of period(d)	$34.83		$38.18	$38.24	$37.22		$25.80
Net Asset Value Total Return(e)	(8.63)%		(0.05)%	3.03%	44.98%		4.10	%(f)
Market Price Total Return(e)	(8.63)%		(0.08)%	2.80%	45.69%		3.82	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$182,907		$416,316	$292,517	$505,046		$14,231
Ratio to average net assets of:
Expenses	0.60	%(g)	0.60%	0.60%	0.60	%(h)	0.60	%(g)
Net investment income	0.42	%(g)	0.06%	0.04%	0.10%		0.41	%(g)
Portfolio turnover rate(i)	93%		141%	168%	145%		18%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (July 19, 2012, the first day of trading on the exchange) to October 31, 2012 was 3.52%. The market price total return from Fund Inception to October 31, 2012 was 3.12%.
(g)	Annualized.
(h)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights (continued)

PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)

	For the Period March 7, 2016(a) Through April 30, 2016 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.09
Net investment income(b)	0.18
Net realized and unrealized gain on investments	1.06
Total from investment operations	1.24
Distributions to shareholders from:
Net investment income	(0.10)
Net asset value at end of period	$26.23
Market price at end of period(c)	$26.31
Net Asset Value Total Return(d)	4.93	%(e)
Market Price Total Return(d)	5.25	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$32,790
Ratio to average net assets of:
Expenses(f)	0.25	%(g)
Net investment income	4.57	%(g)
Portfolio turnover rate(h)	40%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (March 10, 2016, the first day of trading on the Exchange) to April 30, 2016 was 5.01%. The market price total return from Fund Inception to April 30, 2016 was 5.38%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights (continued)

PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)

	Six Months Ended April 30, 2016 (Unaudited)		For the Period October 7, 2015(a) Through October 31, 2015
Per Share Operating Performance:
Net asset value at beginning of period	$25.82		$25.17
Net investment income (loss)(b)	0.02		(0.00	)(c)
Net realized and unrealized gain (loss) on investments	(2.02)		0.65
Total from investment operations	(2.00)		0.65
Distributions to shareholders from:
Net investment income	(0.09)		—
Net asset value at end of period	$23.73		$25.82
Market price at end of period(d)	$23.73		$25.84
Net Asset Value Total Return(e)	(7.78)%		2.58	%(f)
Market Price Total Return(e)	(7.85)%		2.66	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$148,286		$42,604
Ratio to average net assets of:
Expenses(g)	0.15	%(h)	0.15	%(h)
Net investment income	0.14	%(h)	(0.15	)%(h)
Portfolio turnover rate(i)	59%		0	%(j)

(a)	Commencement of investment operations
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.73%. The market price total return from Fund Inception to October 31, 2015 was 1.81%.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(j)	Amount represents less than 0.5%.

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$49.35		$47.26	$45.42	$32.18	$27.16	$24.96
Net investment income(a)	0.19		0.50	0.32	0.40	0.15	0.17
Net realized and unrealized gain (loss) on investments	(1.35)		2.10	1.80	13.25	5.03	2.18
Total from investment operations	(1.16)		2.60	2.12	13.65	5.18	2.35
Distributions to shareholders from:
Net investment income	(0.17)		(0.51)	(0.28)	(0.41)	(0.16)	(0.15)
Net asset value at end of period	$48.02		$49.35	$47.26	$45.42	$32.18	$27.16
Market price at end of period(b)	$48.04		$49.37	$47.27	$45.52	$32.18	$27.19
Net Asset Value Total Return(c)	(2.33)%		5.43%	4.66%	42.81%	19.17%	9.39%
Market Price Total Return(c)	(2.33)%		5.45%	4.45%	43.13%	19.04%	9.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$81,638		$115,974	$92,148	$102,198	$61,151	$43,450
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.30%	0.29%	0.29%
Net investment income	0.82	%(d)	0.96%	0.69%	1.04%	0.50%	0.61%
Portfolio turnover rate(e)	10%		19%	13%	10%	8%	8%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$57.26		$53.83	$48.58	$34.23	$30.81	$27.42
Net investment income(a)	0.45		0.61	0.28	0.28	0.34	0.33
Net realized and unrealized gain on investments	4.47		3.88	5.21	14.31	3.30	3.37
Total from investment operations	4.92		4.49	5.49	14.59	3.64	3.70
Distributions to shareholders from:
Net investment income	(0.65)		(0.36)	(0.24)	(0.24)	(0.22)	(0.31)
Net realized gains	—		(0.70)	—	—	—	—
Total distributions	(0.65)		(1.06)	(0.24)	(0.24)	(0.22)	(0.31)
Net asset value at end of period	$61.53		$57.26	$53.83	$48.58	$34.23	$30.81
Market price at end of period(b)	$61.57		$57.31	$53.82	$48.68	$34.14	$30.84
Net Asset Value Total Return(c)	8.74%		8.43%	11.34%	42.83%	11.86%	13.53%
Market Price Total Return(c)	8.71%		8.54%	11.08%	43.51%	11.45%	13.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,917		$31,494	$32,295	$46,151	$29,097	$12,324
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.30%	0.29%	0.29%
Net investment income	1.62	%(d)	1.11%	0.57%	0.69%	1.01%	1.07%
Portfolio turnover rate(e)	44%		39%	33%	23%	14%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P SmallCap Energy Portfolio (PSCE)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013	2012		2011
Per Share Operating Performance:
Net asset value at beginning of period	$18.12		$37.85	$48.28		$32.77	$33.59		$26.33
Net investment income(a)	0.05		0.14	0.04		0.29	0.01		0.11
Net realized and unrealized gain (loss) on investments	(1.14)		(19.74)	(10.45)		15.47	(0.81)		7.57 (b)
Total from investment operations	(1.09)		(19.60)	(10.41)		15.76	(0.80)		7.68
Distributions to shareholders from:
Net investment income	(0.08)		(0.13)	(0.02)		(0.25)	(0.02)		(0.24)
Return of capital	—		—	(0.00	)(c)	—	(0.00	)(c)	(0.18)
Total distributions	(0.08)		(0.13)	(0.02)		(0.25)	(0.02)		(0.42)
Net asset value at end of period	$16.95		$18.12	$37.85		$48.28	$32.77		$33.59
Market price at end of period(d)	$16.96		$18.13	$37.84		$48.42	$32.72		$33.62
Net Asset Value Total Return(e)	(5.95)%		(51.89)%	(21.57)%		48.41%	(2.37)%		29.21%
Market Price Total Return(e)	(5.95)%		(51.85)%	(21.82)%		49.07%	(2.61)%		29.33%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$54,229		$37,149	$30,281		$48,279	$39,320		$57,106
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.29%		0.29%	0.29%		0.29%
Net investment income	0.64	%(f)	0.57%	0.07%		0.74%	0.03%		0.28%
Portfolio turnover rate(g)	10%		38%	27%		38%	36%		46%

(a)	Based on average shares outstanding.
(b)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask price.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014		2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$42.41		$40.98		$38.42		$30.41		$26.33	$25.04
Net investment income(a)	0.74		0.98		0.89		0.88		0.60	0.57
Net realized and unrealized gain (loss) on investments	(0.71)		1.32		2.67		8.14		3.99	1.25
Total from investment operations	0.03		2.30		3.56		9.02		4.59	1.82
Distributions to shareholders from:
Net investment income	(0.72)		(0.87)		(0.97)		(1.01)		(0.51)	(0.53)
Net realized gains	(0.08)		—		(0.03)		—		—	—
Total distributions	(0.80)		(0.87)		(1.00)		(1.01)		(0.51)	(0.53)
Net asset value at end of period	$41.64		$42.41		$40.98		$38.42		$30.41	$26.33
Market price at end of period(b)	$41.64		$42.45		$40.97		$38.50		$30.39	$26.36
Net Asset Value Total Return(c)	0.13%		5.68%		9.40%		30.26%		17.67%	7.33%
Market Price Total Return(c)	0.03%		5.80%		9.14%		30.62%		17.46%	7.54%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$197,786		$182,347		$114,753		$97,969		$71,475	$60,557
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29	%(e)	0.29	%(e)	0.30	%(e)	0.29%	0.29%
Net investment income	3.70	%(d)	2.38%		2.31%		2.56%		2.05%	2.14%
Portfolio turnover rate(f)	10%		16%		16%		24%		10%	13%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$66.81		$60.07	$50.90	$34.33	$30.42	$25.31
Net investment income (loss)(a)	0.00	(b)	(0.01)	0.04	0.15	0.01	(0.02)
Net realized and unrealized gain on investments	2.63		8.22	9.17	16.56	4.22	5.20
Total from investment operations	2.63		8.21	9.21	16.71	4.23	5.18
Distributions to shareholders from:
Net investment income	—		(0.03)	(0.04)	(0.14)	(0.32)	(0.07)
Net realized gains	—		(1.44)	—	—	—	—
Total distributions	—		(1.47)	(0.04)	(0.14)	(0.32)	(0.07)
Net asset value at end of period	$69.44		$66.81	$60.07	$50.90	$34.33	$30.42
Market price at end of period(c)	$69.40		$66.86	$60.03	$50.99	$34.30	$30.46
Net Asset Value Total Return(d)	3.94%		13.96%	18.10%	48.85%	14.01%	20.51%
Market Price Total Return(d)	3.80%		14.12%	17.81%	49.25%	13.77%	20.67%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$208,325		$230,504	$165,200	$178,164	$121,865	$106,481
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.30%	0.29%	0.29%
Net investment income (loss)	0.00	%(e)(f)	(0.02)%	0.08%	0.35%	0.04%	(0.06)%
Portfolio turnover rate(g)	13%		22%	27%	16%	23%	15%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights (continued)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012		2011
Per Share Operating Performance:
Net asset value at beginning of period	$45.55		$44.89	$42.30	$30.61	$27.05		$25.88
Net investment income(a)	0.18		0.45	0.34	0.32	0.42	(b)	0.19
Net realized and unrealized gain (loss) on investments	(0.66)		0.68	2.57	11.97	3.39		1.20
Total from investment operations	(0.48)		1.13	2.91	12.29	3.81		1.39
Distributions to shareholders from:
Net investment income	(0.20)		(0.47)	(0.32)	(0.60)	(0.25)		(0.22)
Net asset value at end of period	$44.87		$45.55	$44.89	$42.30	$30.61		$27.05
Market price at end of period(c)	$44.90		$45.57	$44.83	$42.38	$30.55		$27.07
Net Asset Value Total Return(d)	(1.03)%		2.51%	6.87%	40.72%	14.16%		5.34%
Market Price Total Return(d)	(1.00)%		2.69%	6.53%	41.27%	13.85%		5.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$60,579		$70,608	$100,998	$74,027	$18,363		$25,698
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.30%	0.29%		0.29%
Net investment income	0.83	%(e)	0.98%	0.78%	0.88%	1.44	%(b)	0.63%
Portfolio turnover rate(f)	6%		11%	15%	30%	9%		9%

(a)	Based on average shares outstanding.
(b)	Net Investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $10.50 per share owned of Kaydon Corp. on March 27, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividends are $0.26 and 0.88%, respectively.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$51.70		$48.02	$41.59	$29.62	$27.80	$26.39
Net investment income(a)	0.06		0.08	0.09	0.08	0.22	0.01
Net realized and unrealized gain on investments	2.27		3.64	6.43	12.21	1.62	1.46 (b)
Total from investment operations	2.33		3.72	6.52	12.29	1.84	1.47
Distributions to shareholders from:
Net investment income	(0.11)		(0.04)	(0.09)	(0.32)	(0.02)	(0.05)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.11)		(0.04)	(0.09)	(0.32)	(0.02)	(0.06)
Net asset value at end of period	$53.92		$51.70	$48.02	$41.59	$29.62	$27.80
Market price at end of period(c)	$53.97		$51.77	$48.01	$41.67	$29.59	$27.80
Net Asset Value Total Return(d)	4.50%		7.75%	15.69%	41.86%	6.61%	5.56%
Market Price Total Return(d)	4.46%		7.92%	15.44%	42.28%	6.50%	5.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$401,740		$390,315	$225,700	$210,018	$78,506	$80,620
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.23	%(e)	0.16%	0.21%	0.23%	0.74%	0.02%
Portfolio turnover rate(f)	6%		15%	10%	17%	14%	9%

(a)	Based on average shares outstanding.
(b)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$34.36		$43.97	$40.34	$30.23	$25.92	$26.22
Net investment income(a)	0.20		0.35	0.28	0.32	0.19	0.16
Net realized and unrealized gain (loss) on investments	1.09		(9.50)	3.58	10.18	4.26	(0.20	)(b)
Total from investment operations	1.29		(9.15)	3.86	10.50	4.45	(0.04)
Distributions to shareholders from:
Net investment income	(0.23)		(0.46)	(0.23)	(0.39)	(0.14)	(0.26)
Net asset value at end of period	$35.42		$34.36	$43.97	$40.34	$30.23	$25.92
Market price at end of period(c)	$35.44		$34.37	$43.95	$40.42	$30.22	$25.89
Net Asset Value Total Return(d)	3.85%		(20.94)%	9.56%	35.00%	17.24%	(0.21)%
Market Price Total Return(d)	3.88%		(20.88)%	9.30%	35.31%	17.34%	(0.33)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,855		$10,309	$50,564	$18,154	$6,045	$6,481
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.30%	0.29%	0.31%
Net investment income	1.31	%(e)	0.87%	0.63%	0.91%	0.68%	0.63%
Portfolio turnover rate(f)	11%		17%	12%	15%	14%	17%

(a)	Based on average shares outstanding.
(b)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012		2011
Per Share Operating Performance:
Net asset value at beginning of period	$41.99		$38.34	$34.29	$31.10	$30.03		$27.50
Net investment income(a)	0.49		1.02	1.00	1.00	1.13	(b)	0.91
Net realized and unrealized gain on investments	2.08		3.96	4.01	3.53	0.84		2.54
Total from investment operations	2.57		4.98	5.01	4.53	1.97		3.45
Distributions to shareholders from:
Net investment income	(0.34)		(1.33)	(0.96)	(1.34)	(0.90)		(0.92)
Net asset value at end of period	$44.22		$41.99	$38.34	$34.29	$31.10		$30.03
Market price at end of period(c)	$44.25		$42.01	$38.33	$34.34	$31.07		$30.02
Net Asset Value Total Return(d)	6.19%		13.43%	14.87%	15.06%	6.66%		12.76%
Market Price Total Return(d)	6.21%		13.52%	14.68%	15.34%	6.59%		12.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$139,302		$39,887	$40,259	$32,573	$29,541		$46,548
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.30%	0.29%		0.29%
Net investment income	2.31	%(e)	2.63%	2.86%	3.10%	3.70	%(b)	3.16%
Portfolio turnover rate(f)	26%		18%	34%	17%	6%		8%

(a)	Based on average shares outstanding.
(b)	Net Investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Neutral Tandem, Inc. on October 31, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividends are $0.97 and 3.17%, respectively.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2016

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2016, the Trust offered sixty-six portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA SmallCap Momentum Portfolio (DWAS)	“DWA SmallCap Momentum Portfolio”
PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)*	“DWA Tactical Multi-Asset Income Portfolio”
PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)	“DWA Tactical Sector Rotation Portfolio”
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	“S&P SmallCap Consumer Discretionary Portfolio”
PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	“S&P SmallCap Consumer Staples Portfolio”
PowerShares S&P SmallCap Energy Portfolio (PSCE)	“S&P SmallCap Energy Portfolio”
PowerShares S&P SmallCap Financials Portfolio (PSCF)	“S&P SmallCap Financials Portfolio”
PowerShares S&P SmallCap Health Care Portfolio (PSCH)	“S&P SmallCap Health Care Portfolio”
PowerShares S&P SmallCap Industrials Portfolio (PSCI)	“S&P SmallCap Industrials Portfolio”
PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	“S&P SmallCap Information Technology Portfolio”
PowerShares S&P SmallCap Materials Portfolio (PSCM)	“S&P SmallCap Materials Portfolio”
PowerShares S&P SmallCap Utilities Portfolio (PSCU)	“S&P SmallCap Utilities Portfolio”

*	Commenced operations on March 7, 2016

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC, except for Shares of the DWA SmallCap Momentum Portfolio, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA SmallCap Momentum Portfolio	Dorsey Wright® SmallCap Technical Leaders Index
DWA Tactical Multi-Asset Income Portfolio	Dorsey Wright® Multi-Asset Income Index
DWA Tactical Sector Rotation Portfolio	Dorsey Wright® Sector 4 Index
S&P SmallCap Consumer Discretionary Portfolio	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples Portfolio	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy Portfolio	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials Portfolio	S&P SmallCap 600® Capped Financials Index
S&P SmallCap Health Care Portfolio	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials Portfolio	S&P SmallCap 600® Capped Industrials Index
S&P SmallCap Information Technology Portfolio	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials Portfolio	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities Portfolio	S&P SmallCap 600® Capped Utilities & Telecommunication Services Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

37

statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”) of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

38

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except S&P SmallCap Consumer Discretionary Portfolio, S&P SmallCap Financials Portfolio and S&P SmallCap Information Technology Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Fund of Funds Risk. Because DWA Tactical Multi-Asset Income Portfolio and DWA Tactical Sector Rotation Portfolio invest primarily in other funds, each Fund’s investment performance largely depends on the investment performance of those Underlying Funds. An investment in each Fund is subject to the risks associated with the Underlying Funds that comprise each Underlying Index. There is a risk that each index provider’s evaluations and assumptions regarding the asset classes represented by the Underlying Funds in each Underlying Index at any given time may be incorrect based on actual market conditions. In addition, at times, certain of the segments of the market represented by constituent Underlying Funds in each Underlying Index may be out of favor and underperform other segments. Each Fund indirectly pays a proportional share of the expense of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already pays to the Adviser.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As

39

such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on

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ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Securities Lending

During the six-month period ended April 30, 2016, DWA SmallCap Momentum Portfolio, S&P SmallCap Consumer Discretionary Portfolio, S&P SmallCap Energy Portfolio, S&P SmallCap Financials Portfolio, S&P SmallCap Health Care Portfolio, S&P SmallCap Industrials Portfolio, S&P SmallCap Information Technology Portfolio and S&P SmallCap Utilities Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund (except for DWA SmallCap Momentum Portfolio, DWA Tactical Multi-Asset Income Portfolio and DWA Tactical Sector Rotation Portfolio) has agreed to pay the Adviser an annual unitary management fee of 0.29% of each Fund’s average daily net assets. Each of DWA SmallCap Momentum Portfolio, DWA Tactical Multi-Asset Income Portfolio and DWA Tactical Sector Rotation Portfolio have agreed to pay the Adviser an annual unitary management fee of 0.60%, 0.25% and 0.15% of the Fund’s average daily net assets, respectively. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2016, the Adviser waived fees for each Fund in the following amounts:

DWA SmallCap Momentum Portfolio	$112
DWA Tactical Multi-Asset Income Portfolio	—
DWA Tactical Sector Rotation Portfolio	26
S&P SmallCap Consumer Discretionary Portfolio	16
S&P SmallCap Consumer Staples Portfolio	41
S&P SmallCap Energy Portfolio	13
S&P SmallCap Financials Portfolio	187
S&P SmallCap Health Care Portfolio	335
S&P SmallCap Industrials Portfolio	24
S&P SmallCap Information Technology Portfolio	297
S&P SmallCap Materials Portfolio	3
S&P SmallCap Utilities Portfolio	46

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA SmallCap Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Tactical Multi-Asset Income Portfolio	Dorsey Wright & Associates, LLC
DWA Tactical Sector Rotation Portfolio	Dorsey Wright & Associates, LLC
S&P SmallCap Consumer Discretionary Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Consumer Staples Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Energy Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Financials Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Health Care Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Industrials Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Information Technology Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Materials Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Utilities Portfolio	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser also serves as the adviser for PowerShares Build America Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, and PowerShares Preferred Portfolio and therefore, PowerShares Build America Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, and PowerShares Preferred Portfolio are each considered to be affiliated with the Funds. The table below shows DWA Tactical Multi-Asset Income Portfolio’s transactions in, and earnings from, its investment in affiliates for the period March 7, 2016 (commencement of investment operations) through April 30, 2016.

DWA Tactical Multi-Asset Income Portfolio

	Value March 7, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2016	Dividend Income
PowerShares Build America Bond Portfolio*	$—	$8,805,567	$(8,882,403)	$—	$76,836	$—	$49,724
PowerShares Emerging Markets Sovereign Debt Portfolio	—	8,128,013	(2,189,912)	136,755	18,473	6,093,329	55,173
PowerShares Global Short Term High Yield Bond Portfolio	—	8,136,902	(2,180,265)	114,200	10,887	6,081,724	52,653
PowerShares High Yield Equity Dividend AchieversTM Portfolio*	—	8,868,148	(9,012,710)	—	144,562	—	22,265
PowerShares KBW Premium Yield Equity REIT Portfolio	—	6,543,960	—	(2,295)	—	6,541,665	—
PowerShares Preferred Portfolio	—	8,985,466	(2,414,216)	118,135	8,607	6,697,992	69,158

Total Investments in Affiliates	$—	$49,468,056	$(24,679,506)	$366,795	$259,365	$25,414,710	$248,973

*	At April 30, 2016, this security was no longer held.

The Adviser also serves as the adviser for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio and therefore, PowerShares DWA

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Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio are each considered to be affiliated with the Funds. The table below shows DWA Tactical Sector Rotation Portfolio’s transactions in, and earnings from, its investment in affiliates for the six-month period ended April 30, 2016.

DWA Tactical Sector Rotation Portfolio

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2016	Dividend Income
PowerShares DWA Basic Materials Momentum Portfolio	$—	$40,461,566	$(1,302,134)	$3,086,047	$50,441	$42,295,920	$—
PowerShares DWA Consumer Cyclicals Momentum Portfolio*	11,110,351	34,104,851	(43,517,382)	(75,782)	(1,622,038)	—	25,375
PowerShares DWA Consumer Staples Momentum Portfolio	11,753,038	39,100,847	(6,436,638)	(647,538)	9,097	43,778,806	81,399
PowerShares DWA Healthcare Momentum Portfolio*	10,541,968	29,533,143	(30,939,514)	(310,975)	(8,824,622)	—	—
PowerShares DWA Technology Momentum Portfolio	9,202,050	29,376,460	(4,426,325)	(3,661,991)	(127,715)	30,362,479	—
PowerShares DWA Utilities Momentum Portfolio	—	34,521,179	(3,745,954)	1,022,653	64,154	31,862,032	69,017

Total Investments in Affiliates	$42,607,407	$207,098,046	$(90,367,947)	$(587,586)	$(10,450,683)	$148,299,237	$175,791

*	At April 30, 2016, this security was no longer held.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of October 31, 2015, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
DWA SmallCap Momentum Portfolio	$—	$100,345,265	$—	$100,345,265
DWA Tactical Sector Rotation Portfolio	—	—	—	—
S&P SmallCap Consumer Discretionary Portfolio	8,689	27,471	822,949	859,109
S&P SmallCap Consumer Staples Portfolio	—	—	179,312	179,312
S&P SmallCap Energy Portfolio	2,406,357	4,314,381	8,937,082	15,657,820
S&P SmallCap Financials Portfolio	—	—	—	—
S&P SmallCap Health Care Portfolio	—	73,835	234,350	308,185
S&P SmallCap Industrials Portfolio	74,295	358,499	654,570	1,087,364
S&P SmallCap Information Technology Portfolio	567,102	428,077	706,880	1,702,059
S&P SmallCap Materials Portfolio	82,457	418,913	423,728	925,098
S&P SmallCap Utilities Portfolio	122,619	—	1,245,463	1,368,082

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended April 30, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA SmallCap Momentum Portfolio	$274,430,624	$274,488,409
DWA Tactical Multi-Asset Income Portfolio	14,105,022	14,250,906
DWA Tactical Sector Rotation Portfolio	69,648,272	69,916,860
S&P SmallCap Consumer Discretionary Portfolio	9,901,314	12,395,713
S&P SmallCap Consumer Staples Portfolio	17,053,529	18,399,829
S&P SmallCap Energy Portfolio	3,644,086	3,686,686
S&P SmallCap Financials Portfolio	19,147,234	20,250,340
S&P SmallCap Health Care Portfolio	29,535,543	30,263,802
S&P SmallCap Industrials Portfolio	4,148,449	4,301,437
S&P SmallCap Information Technology Portfolio	25,266,776	24,731,300
S&P SmallCap Materials Portfolio	980,470	992,479
S&P SmallCap Utilities Portfolio	21,479,100	21,826,523

For the six-month period ended April 30, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA SmallCap Momentum Portfolio	$17,490,751	$202,094,814
DWA Tactical Multi-Asset Income Portfolio	42,785,181	11,283,508
DWA Tactical Sector Rotation Portfolio	137,449,774	20,451,087
S&P SmallCap Consumer Discretionary Portfolio	10,936,307	36,867,969
S&P SmallCap Consumer Staples Portfolio	32,240,183	30,476,253
S&P SmallCap Energy Portfolio	20,290,608	3,549,300
S&P SmallCap Financials Portfolio	32,626,925	14,041,144
S&P SmallCap Health Care Portfolio	61,712,746	84,064,781
S&P SmallCap Industrials Portfolio	12,071,865	21,170,961
S&P SmallCap Information Technology Portfolio	97,272,306	100,422,666
S&P SmallCap Materials Portfolio	—	1,373,067
S&P SmallCap Utilities Portfolio	109,289,037	14,211,816

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At April 30, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA SmallCap Momentum Portfolio	$12,987,680	$(6,556,916)	$6,430,764	$185,197,881
DWA Tactical Multi-Asset Income Portfolio	1,122,605	(2,295)	1,120,310	31,623,660
DWA Tactical Sector Rotation Portfolio	4,108,700	(3,917,522)	191,178	148,112,475
S&P SmallCap Consumer Discretionary Portfolio	7,367,995	(15,357,747)	(7,989,752)	92,874,132
S&P SmallCap Consumer Staples Portfolio	2,130,017	(1,648,456)	481,561	34,718,864
S&P SmallCap Energy Portfolio	3,168,753	(23,416,277)	(20,247,524)	80,332,407
S&P SmallCap Financials Portfolio	28,249,429	(7,113,117)	21,136,312	178,929,742
S&P SmallCap Health Care Portfolio	16,862,164	(24,499,945)	(7,637,781)	220,653,885
S&P SmallCap Industrials Portfolio	6,500,402	(6,563,444)	(63,042)	60,993,882
S&P SmallCap Information Technology Portfolio	45,809,815	(31,160,127)	14,649,688	389,737,955
S&P SmallCap Materials Portfolio	644,404	(3,135,452)	(2,491,048)	11,344,020
S&P SmallCap Utilities Portfolio	7,412,029	(530,117)	6,881,912	132,382,122

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

In addition to the fees and expenses which the PowerShares DWA Tactical Multi-Asset Income Portfolio and PowerShares DWA Tactical Sector Rotation Portfolio (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA SmallCap Momentum Portfolio (DWAS)
Actual	$1,000.00	$913.75	0.60%	$2.85
Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.60	3.02
PowerShares DWA Tactical Multi-Asset Income Portfolio (DWTR)(2)
Actual	1,000.00	1,049.30	0.25	0.38
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)
Actual	1,000.00	922.20	0.15	0.72
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.15	0.75
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)
Actual	1,000.00	976.73	0.29	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

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Fees and Expenses (continued)

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)
Actual	$1,000.00	$1,087.36	0.29%	$1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
PowerShares S&P SmallCap Energy Portfolio (PSCE)
Actual	1,000.00	940.49	0.29	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
PowerShares S&P SmallCap Financials Portfolio (PSCF)
Actual	1,000.00	1,001.28	0.29	1.44
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
PowerShares S&P SmallCap Health Care Portfolio (PSCH)
Actual	1,000.00	1,039.38	0.29	1.47
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
PowerShares S&P SmallCap Industrials Portfolio (PSCI)
Actual	1,000.00	989.74	0.29	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
PowerShares S&P SmallCap Information Technology Portfolio (PSCT)
Actual	1,000.00	1,045.02	0.29	1.47
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
PowerShares S&P SmallCap Materials Portfolio (PSCM)
Actual	1,000.00	1,038.55	0.29	1.47
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
PowerShares S&P SmallCap Utilities Portfolio (PSCU)
Actual	1,000.00	1,061.90	0.29	1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

(2)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period March 7, 2016 (commencement of investment operations) to April 30, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 55/366. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

47

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 14, 2016, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 66 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Contrarian Opportunities Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack AchieversTM Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 14, 2016 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

48

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, which had not commenced operations as of April 14, 2016) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2015, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception and one-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three- and five-year periods for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

0.15%	PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio, PowerShares Europe Currency Hedged Low Volatility Portfolio, PowerShares Japan Currency Hedged Low Volatility Portfolio, PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500 Momentum Portfolio, PowerShares S&P 500 Value Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

49

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares S&P 500® High Dividend Low Volatility Portfolio

0.35%:	PowerShares Contrarian Opportunities Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds (except for PowerShares DWA Tactical Sector Rotation Portfolio, which the Adviser indicated did not have any comparable peers).

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Build America Bond Portfolio		N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A2	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares Contrarian Opportunities Portfolio		X	X
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X		X

50

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares Europe Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares FTSE International Low Beta Equal Weight Portfolio			X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X	N/A	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio		X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio			X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares Japan Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Bank Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio		X	X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	X	X	X
PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500 High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500 Low Volatility Portfolio	X	X	X
PowerShares S&P 500 Momentum Portfolio		X	X
PowerShares S&P 500 Value Portfolio			X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X	X	X
PowerShares S&P International Developed Quality Portfolio			X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X

51

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that the Fund did not have any comparable ETF peers.

In response to questions from the Independent Trustees, the Adviser provided supplemental information comparing each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares FTSE RAFI Developed Markets Ex-U.S. Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio’s advisory fees and total expenses to an alternative peer group that the Adviser believes is more comparable than the Lipper peer group. The Adviser stated that, after reviewing the results of the alternative peer group analysis for these Funds, it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2018, for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio because the Fund had not yet commenced operations as of April 14, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

52

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio at a meeting held on April 14, 2016. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fee was reasonable in light of the sub-advisory services provided to PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

53

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2016 Invesco PowerShares Capital Management LLC		P-SCS-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2016

2016 Semi-Annual Report to Shareholders

CNTR	PowerShares Contrarian Opportunities Portfolio

KBWB	PowerShares KBW Bank Portfolio

KBWD	PowerShares KBW High Dividend Yield Financial Portfolio

KBWY	PowerShares KBW Premium Yield Equity REIT Portfolio

KBWP	PowerShares KBW Property & Casualty Insurance Portfolio

KBWR	PowerShares KBW Regional Banking Portfolio

EQAL	PowerShares Russell 1000 Equal Weight Portfolio

2

PowerShares Contrarian Opportunities Portfolio (CNTR)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Industrials	22.5
Consumer Discretionary	22.3
Information Technology	18.1
Financials	13.7
Materials	7.3
Health Care	7.0
Consumer Staples	5.1
Energy	4.0
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—22.3%
1,440	American Axle & Manufacturing Holdings, Inc.(b)	$22,335
2,134	Ascent Capital Group, Inc., Series A(b)	32,159
394	Bed Bath & Beyond, Inc.(b)	18,605
468	Big Lots, Inc.	21,463
233	Cavco Industries, Inc.(b)	20,432
275	Children’s Place, Inc. (The)	21,425
700	D.R. Horton, Inc.	21,042
1,467	Dana Holding Corp.	18,968
458	Dick’s Sporting Goods, Inc.	21,224
645	GNC Holdings, Inc., Class A	15,712
554	Hibbett Sports, Inc.(b)	19,999
2,487	Iconix Brand Group, Inc.(b)	21,090
1,550	Interval Leisure Group, Inc.	21,886
1,775	K12, Inc.(b)	21,815
342	Michael Kors Holdings Ltd.(b)	17,668
701	Movado Group, Inc.	19,775
1,076	MSG Networks, Inc., Class A(b)	18,389
658	Outerwall, Inc.	27,182
318	Scripps Networks Interactive, Inc., Class A	19,827
843	Select Comfort Corp.(b)	20,805
786	Shoe Carnival, Inc.	20,145
739	Sotheby’s	20,130
249	Target Corp.	19,796
414	Tenneco, Inc.(b)	22,066
704	Urban Outfitters, Inc.(b)	21,345
265	Wyndham Worldwide Corp.	18,802
922	Zumiez, Inc.(b)	15,471

		559,556

	Consumer Staples—5.1%
857	Dean Foods Co.	14,766
1,003	Natural Grocers by Vitamin Cottage, Inc.(b)	13,400
522	Nu Skin Enterprises, Inc., Class A	21,282

Number of Shares		Value
	Common Stocks (continued)
	Consumer Staples (continued)
236	PriceSmart, Inc.	$20,424
206	Sanderson Farms, Inc.	18,898
4,031	SUPERVALU, Inc.(b)	20,276
527	United Natural Foods, Inc.(b)	18,798

		127,844

	Energy—4.0%
3,043	Atwood Oceanics, Inc.	29,396
2,427	Noble Corp. PLC (United Kingdom)	27,255
611	Oceaneering International, Inc.	22,393
469	World Fuel Services Corp.	21,916

		100,960

	Financials—13.7%
142	Affiliated Managers Group, Inc.(b)	24,185
37	Alleghany Corp.(b)	19,287
662	Altisource Portfolio Solutions SA(b)	20,714
98	Credit Acceptance Corp.(b)	19,235
740	Employers Holdings, Inc.	21,978
835	Encore Capital Group, Inc.(b)	23,505
588	GAMCO Investors, Inc., Class A	23,267
673	INTL FCStone, Inc.(b)	18,373
563	Lazard Ltd., Class A	20,296
227	Morningstar, Inc.	18,886
715	National Interstate Corp.	22,015
203	Navigators Group, Inc. (The)(b)	16,770
420	Piper Jaffray Cos.(b)	17,518
653	PRA Group, Inc.(b)	21,667
476	Principal Financial Group, Inc.	20,316
517	Selective Insurance Group, Inc.	17,945
257	T. Rowe Price Group, Inc.	19,350

		345,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Contrarian Opportunities Portfolio (CNTR) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Health Care—7.0%
443	Air Methods Corp.(b)	$16,382
898	Community Health Systems, Inc.(b)	17,134
255	Express Scripts Holding Co.(b)	18,801
247	LifePoint Health, Inc.(b)	16,687
961	Luminex Corp.(b)	19,316
322	Magellan Health, Inc.(b)	22,688
498	Team Health Holdings, Inc.(b)	20,832
688	Tenet Healthcare Corp.(b)	21,803
827	Triple-S Management Corp., Class B(b)	21,535

		175,178

	Industrials—22.5%
997	Aegion Corp.(b)	21,166
415	American Railcar Industries, Inc.	17,019
897	ArcBest Corp.	17,124
484	Atlas Air Worldwide Holdings, Inc.(b)	19,331
667	Avis Budget Group, Inc.(b)	16,742
544	Barrett Business Services, Inc.	16,869
250	C.H. Robinson Worldwide, Inc.	17,742
1,073	Chart Industries, Inc.(b)	27,619
527	Chicago Bridge & Iron Co. NV	21,212
403	Clean Harbors, Inc.(b)	19,908
1,265	DigitalGlobe, Inc.(b)	28,032
401	Fluor Corp.	21,919
328	Genesee & Wyoming, Inc., Class A(b)	21,356
716	Insteel Industries, Inc.	20,757
1,078	Interface, Inc.	18,348
980	Quanta Services, Inc.(b)	23,246
345	Regal Beloit Corp.	22,225
1,213	Resources Connection, Inc.	17,916
1,646	Roadrunner Transportation Systems, Inc.(b)	19,456
1,805	RPX Corp.(b)	19,999
482	Southwest Airlines Co.	21,502
1,430	Steelcase, Inc., Class A	21,822
997	Swift Transportation Co., Class A(b)	16,570
802	Trinity Industries, Inc.	15,647
832	TrueBlue, Inc.(b)	15,550
223	Union Pacific Corp.	19,452
377	United Rentals, Inc.(b)	25,233
1,482	Wabash National Corp.(b)	21,119

		564,881

	Information Technology—18.1%
1,044	ACI Worldwide, Inc.(b)	20,869
3,263	Amkor Technology, Inc.(b)	18,632
182	Apple, Inc.	17,060
595	Cardtronics, Inc.(b)	23,455
533	Cirrus Logic, Inc.(b)	19,241
321	Cognizant Technology Solutions Corp., Class A(b)	18,737
2,353	DHI Group, Inc.(b)	16,730
867	II-VI, Inc.(b)	18,094
403	InterDigital, Inc.	22,963
210	IPG Photonics Corp.(b)	18,201
880	Jabil Circuit, Inc.	15,277
792	Juniper Networks, Inc.	18,533
1,546	Kulicke & Soffa Industries, Inc. (Singapore)(b)	16,573
1,007	Mentor Graphics Corp.	20,100
839	NeuStar, Inc., Class A(b)	19,708

Number of Shares		Value
	Common Stocks (continued)
	Information Technology (continued)
674	NVIDIA Corp.	$23,947
2,396	ON Semiconductor Corp.(b)	22,690
1,864	Polycom, Inc.(b)	22,275
383	Rogers Corp.(b)	21,969
1,494	Rudolph Technologies, Inc.(b)	20,722
232	VeriSign, Inc.(b)	20,045
426	Western Digital Corp.	17,408
1,007	Western Union Co. (The)	20,140

		453,369

	Materials—7.3%
673	Chemtura Corp.(b)	18,743
1,454	FutureFuel Corp.	16,343
359	Innospec, Inc.	17,361
1,713	KapStone Paper and Packaging Corp.	27,219
2,624	Mercer International, Inc. (Canada)	22,042
732	Mosaic Co. (The)	20,489
705	Newmont Mining Corp.	24,654
299	Reliance Steel & Aluminum Co.	22,117
424	Schweitzer-Mauduit International, Inc.	14,581

		183,549

	Total Common Stocks (Cost $2,433,071)	2,510,644

	Money Market Fund—0.0%
294	Invesco Premier Portfolio—Institutional Class, 0.39%(c) (Cost $294)	294

	Total Investments (Cost $2,433,365)—100.0%	2,510,938
	Other assets less liabilities—(0.0)%	(454)

	Net Assets—100.0%	$2,510,484

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares KBW Bank Portfolio (KBWB)

April 30, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Diversified Banks	41.7
Regional Banks	40.3
Asset Management & Custody Banks	12.1
Consumer Finance	3.8
Thrifts & Mortgage Finance	2.1
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Asset Management & Custody Banks—12.1%
340,195	Bank of New York Mellon Corp. (The)	$13,689,447
202,753	Northern Trust Corp.	14,411,683
219,779	State Street Corp.	13,692,232

		41,793,362

	Consumer Finance—3.8%
183,166	Capital One Financial Corp.	13,259,387

	Diversified Banks—41.7%
1,923,243	Bank of America Corp.	28,002,418
619,794	Citigroup, Inc.	28,684,066
177,050	Comerica, Inc.	7,861,020
427,691	JPMorgan Chase & Co.	27,030,071
625,104	U.S. Bancorp	26,685,690
513,192	Wells Fargo & Co.	25,649,336

		143,912,601

	Regional Banks—40.3%
374,363	BB&T Corp.	13,244,963
534,366	Citizens Financial Group, Inc.	12,210,263
788,958	Fifth Third Bancorp	14,445,821
148,013	First Republic Bank	10,408,274
804,899	Huntington Bancshares, Inc.	8,097,284
845,984	KeyCorp	10,397,143
117,401	M&T Bank Corp.	13,890,886
314,296	People’s United Financial, Inc.	4,871,588
148,069	PNC Financial Services Group, Inc. (The)	12,997,497
1,303,821	Regions Financial Corp.	12,229,841
362,854	SunTrust Banks, Inc.	15,145,526
52,255	SVB Financial Group(b)	5,449,152
207,046	Zions Bancorporation	5,697,906

		139,086,144

	Thrifts & Mortgage Finance—2.1%
492,398	New York Community Bancorp, Inc.	7,400,742

	Total Common Stocks (Cost $382,412,081)	345,452,236

Number of Shares		Value
	Money Market Fund—0.0%
55,761	Invesco Premier Portfolio—Institutional Class, 0.39%(c) (Cost $55,761)	$55,761

	Total Investments (Cost $382,467,842)—100.0%	345,507,997
	Other assets less liabilities—(0.0)%	(66,516)

	Net Assets—100.0%	$345,441,481

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

April 30, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Asset Management & Custody Banks	38.9
Mortgage REITs	37.3
Regional Banks	7.3
Thrifts & Mortgage Finance	4.6
Investment Banking & Brokerage	4.3
Trading Companies & Distributors	2.4
Property & Casualty Insurance	2.2
Consumer Finance	1.8
Reinsurance	1.1
Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Asset Management & Custody Banks—38.9%
1,413,028	Apollo Investment Corp.	$8,223,823
380,569	Ares Capital Corp.	5,780,843
795,394	Arlington Asset Investment Corp., Class A	10,292,398
139,213	Artisan Partners Asset Management, Inc., Class A	4,497,972
68,216	Federated Investors, Inc., Class B	2,155,626
465,975	Hercules Capital, Inc.	5,717,513
1,634,362	Medley Capital Corp.	11,113,662
156,428	NorthStar Asset Management Group, Inc.	1,945,964
1,564,205	PennantPark Investment Corp.	10,308,111
657,540	THL Credit, Inc.	7,397,325
285,515	Triangle Capital Corp.	6,067,194
156,723	Waddell & Reed Financial, Inc., Class A	3,187,746

		76,688,177

	Consumer Finance—1.8%
254,925	Navient Corp.	3,484,825

	Investment Banking & Brokerage—4.3%
350,471	BGC Partners, Inc., Class A	3,182,276
158,140	Greenhill & Co., Inc.	3,482,243
90,108	Virtu Financial, Inc., Class A	1,878,752

		8,543,271

	Mortgage REITs—37.3%
583,873	AG Mortgage Investment Trust, Inc. REIT	7,818,059
212,395	Altisource Residential Corp. REIT	2,468,030
343,388	American Capital Agency Corp. REIT	6,308,038
539,028	Apollo Residential Mortgage, Inc. REIT	7,309,220
498,613	ARMOUR Residential REIT, Inc. REIT	10,610,485
528,326	Chimera Investment Corp. REIT	7,502,229
444,792	Hatteras Financial Corp. REIT	7,067,745
617,822	New Residential Investment Corp. REIT	7,475,646
638,171	Resource Capital Corp. REIT	7,581,471

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mortgage REITs (continued)
926,333	Western Asset Mortgage Capital Corp. REIT	$9,235,540

		73,376,463

	Property & Casualty Insurance—2.2%
41,908	Mercury General Corp.	2,216,933
110,589	Old Republic International Corp.	2,044,791

		4,261,724

	Regional Banks—7.3%
82,444	FirstMerit Corp.	1,826,959
90,229	PacWest Bancorp	3,607,356
146,644	People’s United Financial, Inc.	2,272,982
89,782	Trustmark Corp.	2,200,557
132,182	Umpqua Holdings Corp.	2,092,441
253,781	Valley National Bancorp	2,400,768

		14,401,063

	Reinsurance—1.1%
182,597	Maiden Holdings Ltd.	2,233,161

	Thrifts & Mortgage Finance—4.6%
176,844	Northwest Bancshares, Inc.	2,479,353
114,231	Oritani Financial Corp.	1,979,623
368,357	TrustCo Bank Corp. NY	2,361,168
167,231	United Financial Bancorp, Inc.	2,170,659

		8,990,803

	Trading Companies & Distributors—2.4%
310,422	Textainer Group Holdings Ltd.	4,789,811

	Total Investments (Cost $207,447,673)—99.9%	196,769,298
	Other assets less liabilities—0.1%	119,326

	Net Assets—100.0%	$196,888,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD) (continued)

April 30, 2016

(Unaudited)

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

April 30, 2016

(Unaudited)

Portfolio Composition
REIT Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Diversified	29.6
Health Care	21.3
Specialized	12.9
Office	8.7
Retail	8.6
Residential	7.0
Hotel & Resort	6.4
Industrial	5.5
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—29.6%
293,452	Armada Hoffler Properties, Inc.	$3,433,388
311,065	Gladstone Commercial Corp.	5,235,224
547,231	Global NET Lease, Inc.	4,635,047
355,492	Gramercy Property Trust	3,011,017
635,243	Investors Real Estate Trust	3,824,163
522,753	Lexington Realty Trust	4,589,771
282,109	Spirit Realty Capital, Inc.	3,224,506
393,810	VEREIT, Inc.	3,497,033
416,985	Whitestone	5,600,108

		37,050,257

	Health Care—21.3%
149,411	Care Capital Properties, Inc.	3,984,791
215,354	Community Healthcare Trust, Inc.	3,919,443
302,753	Medical Properties Trust, Inc.	4,029,643
510,023	New Senior Investment Group, Inc.	5,508,248
190,438	Sabra Health Care REIT, Inc.	4,016,338
294,842	Senior Housing Properties Trust	5,183,322

		26,641,785

	Hotel & Resort—6.4%
722,871	Ashford Hospitality Trust, Inc.	4,040,849
156,243	Hospitality Properties Trust	3,998,258

		8,039,107

	Industrial—5.5%
240,090	Monmouth Real Estate Investment Corp.	2,761,035
207,604	STAG Industrial, Inc., Class A	4,143,776

		6,904,811

	Office—8.7%
387,011	Franklin Street Properties Corp.	4,110,057
359,639	Government Properties Income Trust	6,804,370

		10,914,427

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Residential—7.0%
801,888	Independence Realty Trust, Inc.	$5,749,537
242,209	Preferred Apartment Communities, Inc., Class A	2,988,859

		8,738,396

	Retail—8.6%
367,213	CBL & Associates Properties, Inc.	4,289,048
616,847	WP GLIMCHER, Inc.	6,470,725

		10,759,773

	Specialized—12.9%
118,859	Corrections Corp. of America	3,615,691
45,667	EPR Properties	3,008,542
150,400	Gaming and Leisure Properties, Inc.	4,931,616
141,988	Geo Group, Inc. (The)	4,547,875

		16,103,724

	Total Investments (Cost $121,621,339)—100.0%	125,152,280
	Other assets less liabilities—(0.0)%	(6,018)

	Net Assets—100.0%	$125,146,262

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

April 30, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Property & Casualty Insurance	75.5
Reinsurance	14.5
Multi-line Insurance	9.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Multi-line Insurance—9.9%
42,673	American Financial Group, Inc.	$2,949,131
40,262	Assurant, Inc.	3,404,957
31,990	Kemper Corp.	990,411

		7,344,499

	Property & Casualty Insurance—75.5%
56,391	Allied World Assurance Co. Holdings AG	2,006,392
90,223	Allstate Corp. (The)	5,869,006
109,539	AmTrust Financial Services, Inc.	2,722,044
42,137	Arch Capital Group Ltd. (Bermuda)(b)	2,970,237
38,011	Aspen Insurance Holdings Ltd. (Bermuda)	1,761,810
53,301	Axis Capital Holdings Ltd.	2,839,344
49,555	Chubb Ltd.	5,840,552
83,065	Cincinnati Financial Corp.	5,483,121
26,688	Hanover Insurance Group, Inc. (The)	2,288,763
34,384	Mercury General Corp.	1,818,914
33,086	ProAssurance Corp.	1,579,195
179,367	Progressive Corp. (The)	5,847,364
27,163	RLI Corp.	1,688,996
35,892	Selective Insurance Group, Inc.	1,245,811
53,248	Travelers Cos., Inc. (The)	5,851,955
55,587	W.R. Berkley Corp.	3,112,872
83,266	XL Group PLC	2,725,296

		55,651,672

	Reinsurance—14.5%
41,711	Endurance Specialty Holdings Ltd.	2,668,669
15,381	Everest Re Group Ltd.	2,843,947
25,287	RenaissanceRe Holdings Ltd. (Bermuda)	2,804,581
51,110	Validus Holdings Ltd.	2,355,660

		10,672,857

	Total Common Stocks (Cost $74,650,963)	73,669,028

Number of Shares		Value
	Money Market Fund—0.1%
86,208	Invesco Premier Portfolio—Institutional Class, 0.39%(c) (Cost $86,208)	$86,208

	Total Investments (Cost $74,737,171)—100.0%	73,755,236
	Other assets less liabilities—(0.0)%	(24,609)

	Net Assets—100.0%	$73,730,627

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	10.2%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares KBW Regional Banking Portfolio (KBWR)

April 30, 2016

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Regional Banks	96.6
Thrifts & Mortgage Finance	3.4
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Regional Banks—96.6%
118,168	Associated Banc-Corp.	$2,155,384
102,033	BancorpSouth, Inc.	2,396,755
32,008	Bank of Hawaii Corp.	2,189,667
53,713	Bank of the Ozarks, Inc.	2,218,347
63,278	BankUnited, Inc.	2,183,091
41,590	BOK Financial Corp.	2,502,886
106,230	Boston Private Financial Holdings, Inc.	1,298,131
89,575	Brookline Bancorp, Inc.	1,019,364
76,152	Cathay General Bancorp	2,324,159
19,470	City Holding Co.	956,366
70,499	Columbia Banking System, Inc.	2,079,016
87,513	Commerce Bancshares, Inc.	4,097,359
54,888	Community Bank System, Inc.	2,171,918
42,405	Cullen/Frost Bankers, Inc.	2,713,496
130,875	CVB Financial Corp.	2,248,433
130,027	East West Bancorp, Inc.	4,874,712
165,513	F.N.B. Corp.	2,188,082
113,196	First Commonwealth Financial Corp.	1,039,139
78,434	First Financial Bancorp	1,529,463
76,959	First Financial Bankshares, Inc.	2,491,932
169,093	First Horizon National Corp.	2,380,829
99,664	First Midwest Bancorp, Inc.	1,841,791
161,181	Fulton Financial Corp.	2,254,922
85,328	Glacier Bancorp, Inc.	2,209,142
88,101	Hancock Holding Co.	2,287,983
42,628	IBERIABANK Corp.	2,514,626
296,355	Investors Bancorp, Inc.	3,422,900
66,595	MB Financial, Inc.	2,314,842
145,454	Old National Bancorp	1,949,084
108,606	PacWest Bancorp	4,342,068
19,507	Park National Corp.	1,790,743
43,832	Pinnacle Financial Partners, Inc.	2,155,219
59,153	PrivateBancorp, Inc.	2,461,356
50,247	Prosperity Bancshares, Inc.	2,651,534
44,294	S&T Bancorp, Inc.	1,137,027
31,377	Signature Bank(b)	4,324,692
76,438	Synovus Financial Corp.	2,381,808
179,233	TCF Financial Corp.	2,444,738
58,387	Texas Capital Bancshares, Inc.(b)	2,675,292
86,029	Trustmark Corp.	2,108,571
41,387	UMB Financial Corp.	2,307,325
135,139	Umpqua Holdings Corp.	2,139,250

Number of Shares		Value
	Common Stocks (continued)
	Regional Banks (continued)
58,005	United Bankshares, Inc.	$2,244,214
225,833	Valley National Bancorp	2,136,380
60,473	Webster Financial Corp.	2,215,731
32,319	Westamerica Bancorp.	1,574,582
68,388	Western Alliance Bancorp(b)	2,501,633
47,823	Wintrust Financial Corp.	2,487,753

		111,933,735

	Thrifts & Mortgage Finance—3.4%
83,719	Provident Financial Services, Inc.	1,672,706
95,918	Washington Federal, Inc.	2,329,848

		4,002,554

	Total Investments (Cost $113,073,282)—100.0%	115,936,289
	Other assets less liabilities—(0.0)%	(21,762)

	Net Assets—100.0%	$115,914,527

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Information Technology	12.6
Industrials	12.3
Energy	12.0
Health Care	11.6
Consumer Staples	10.9
Financials	10.1
Consumer Discretionary	9.9
Materials	9.6
Utilities	8.9
Telecommunication Services	2.1
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—9.9%
1,135	Aaron’s, Inc.	$29,748
167	Advance Auto Parts, Inc.	26,069
46	Amazon.com, Inc.(b)	30,341
414	AMC Networks, Inc., Class A(b)	27,005
835	Aramark	27,981
587	AutoNation, Inc.(b)	29,732
34	AutoZone, Inc.(b)	26,018
548	Bed Bath & Beyond, Inc.(b)	25,877
859	Best Buy Co., Inc.	27,557
706	BorgWarner, Inc.	25,360
571	Brinker International, Inc.	26,449
593	Brunswick Corp.	28,482
587	Cabela’s, Inc.(b)	30,612
62	Cable One, Inc.	28,456
836	Cablevision Systems Corp., Class A	27,914
558	CarMax, Inc.(b)	29,546
550	Carnival Corp.	26,977
260	Carter’s, Inc.	27,734
498	CBS Corp., Class B	27,843
136	Charter Communications, Inc., Class A(b)	28,865
57	Chipotle Mexican Grill, Inc.(b)	23,995
502	Choice Hotels International, Inc.	25,431
752	Cinemark Holdings, Inc.	26,057
6,037	Clear Channel Outdoor Holdings, Inc., Class A	30,849
675	Coach, Inc.	27,182
434	Comcast Corp., Class A	26,370
710	CST Brands, Inc.	26,817
888	D.R. Horton, Inc.	26,693
406	Darden Restaurants, Inc.	25,273
373	Delphi Automotive PLC (United Kingdom)	27,464

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
593	Dick’s Sporting Goods, Inc.	$27,480
329	Dillard’s, Inc., Class A	23,178
970	Discovery Communications, Inc., Class A(b)	26,491
579	DISH Network Corp., Class A(b)	28,539
309	Dollar General Corp.	25,310
334	Dollar Tree, Inc.(b)	26,623
206	Domino’s Pizza, Inc.	24,901
966	DSW, Inc., Class A	23,735
582	Dunkin’ Brands Group, Inc.	27,063
253	Expedia, Inc., Class A	29,290
1,708	Extended Stay America, Inc.	26,730
399	Foot Locker, Inc.	24,515
2,040	Ford Motor Co.	27,662
610	Fossil Group, Inc.(b)	24,705
906	GameStop Corp., Class A	29,717
960	Gap, Inc. (The)	22,253
697	Garmin Ltd.	29,713
854	General Motors Co.	27,157
1,730	Gentex Corp.	27,749
279	Genuine Parts Co.	26,776
3,065	GNC Holdings, Inc., Class A	74,663
843	Goodyear Tire & Rubber Co. (The)	24,422
2,333	GoPro, Inc., Class A(b)	29,489
57	Graham Holdings Co., Class B	27,163
10,636	Groupon, Inc., Class A(b)	38,502
1,026	H&R Block, Inc.	20,766
962	Hanesbrands, Inc.	27,927
552	Harley-Davidson, Inc.	26,402
319	Harman International Industries, Inc.	24,486
335	Hasbro, Inc.	28,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,176	Hilton Worldwide Holdings, Inc.	$25,931
206	Home Depot, Inc. (The)	27,581
587	Hyatt Hotels Corp., Class A(b)	28,106
1,492	International Game Technology PLC	25,871
1,223	Interpublic Group of Cos., Inc. (The)	28,056
2,369	J.C. Penney Co., Inc.(b)	21,984
550	John Wiley & Sons, Inc., Class A	27,275
714	Johnson Controls, Inc.	29,560
1,122	Kate Spade & Co.(b)	28,869
576	Kohl’s Corp.	25,517
301	L Brands, Inc.	23,565
505	Las Vegas Sands Corp.	22,801
245	Lear Corp.	28,207
577	Leggett & Platt, Inc.	28,440
577	Lennar Corp., Class A	26,144
72	Liberty Braves Group, Class C(b)	1,074
474	Liberty Broadband Corp., Class C(b)	27,136
1,090	Liberty Interactive Corp. QVC Group, Series A(b)	28,558
180	Liberty Media Group, Class C(b)	3,240
720	Liberty SiriusXM Group, Class C(b)	23,054
711	Liberty Ventures, Series A(b)	28,440
1,212	Lions Gate Entertainment Corp.	26,906
1,198	Live Nation Entertainment, Inc.(b)	25,733
887	LKQ Corp.(b)	28,428
359	Lowe’s Cos., Inc.	27,291
446	Lululemon Athletica, Inc.(b)	29,235
629	Macy’s, Inc.	24,902
164	Madison Square Garden Co. (The), Class A(b)	25,745
660	Marriott International, Inc., Class A	46,259
814	Mattel, Inc.	25,307
219	McDonald’s Corp.	27,701
1,290	MGM Resorts International(b)	27,477
479	Michael Kors Holdings Ltd.(b)	24,745
1,010	Michaels Cos., Inc. (The)(b)	28,714
147	Mohawk Industries, Inc.(b)	28,317
1,594	MSG Networks, Inc., Class A(b)	27,241
435	Murphy USA, Inc.(b)	24,978
267	Netflix, Inc.(b)	24,038
1,027	Newell Brands, Inc.	46,770
2,085	News Corp., Class A	25,896
440	NIKE, Inc., Class B	25,934
476	Nordstrom, Inc.	24,338
523	Norwegian Cruise Line Holdings Ltd.(b)	25,569
15	NVR, Inc.(b)	24,919
3,643	Office Depot, Inc.(b)	21,421
328	Omnicom Group, Inc.	27,214
99	O’Reilly Automotive, Inc.(b)	26,005
131	Panera Bread Co., Class A(b)	28,098
717	Penske Automotive Group, Inc.	28,056
275	Polaris Industries, Inc.	26,917
21	Priceline Group, Inc. (The)(b)	28,217
1,515	PulteGroup, Inc.	27,861
277	PVH Corp.	26,481
278	Ralph Lauren Corp., Class A	25,912
1,290	Regal Entertainment Group, Class A	26,897
468	Ross Stores, Inc.	26,573

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
370	Royal Caribbean Cruises Ltd.	$28,638
840	Sally Beauty Holdings, Inc.(b)	26,376
410	Scripps Networks Interactive, Inc., Class A	25,564
1,827	Sears Holdings Corp.(b)	29,917
1,197	Service Corp. International	31,924
765	ServiceMaster Global Holdings, Inc.(b)	29,315
219	Signet Jewelers Ltd.	23,775
6,864	Sirius XM Holdings, Inc.(b)	27,113
490	Six Flags Entertainment Corp.	29,425
874	Skechers U.S.A., Inc., Class A(b)	28,886
2,440	Staples, Inc.	24,888
459	Starbucks Corp.	25,810
1,039	Starz, Class A(b)	28,271
325	Target Corp.	25,838
1,127	TEGNA, Inc.	26,327
449	Tempur Sealy International, Inc.(b)	27,241
117	Tesla Motors, Inc.(b)	28,169
512	Thomson Reuters Corp.	21,059
436	Thor Industries, Inc.	27,913
405	Tiffany & Co.	28,897
133	Time Warner Cable, Inc.	28,211
372	Time Warner, Inc.	27,952
339	TJX Cos., Inc. (The)	25,703
926	Toll Brothers, Inc.(b)	25,280
1,237	TopBuild Corp.(b)	38,619
302	Tractor Supply Co.	28,587
723	Tribune Media Co., Class A	27,872
431	TripAdvisor, Inc., Class A(b)	27,838
479	Tupperware Brands Corp.	27,816
937	Twenty-First Century Fox, Inc., Class A	28,354
141	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	29,367
343	Under Armour, Inc., Class A(b)	15,071
343	Under Armour, Inc., Class C(b)	13,994
822	Urban Outfitters, Inc.(b)	24,923
415	VF Corp.	26,166
670	Viacom, Inc., Class B	27,403
527	Vista Outdoor, Inc.(b)	25,285
343	Visteon Corp.	27,327
275	Walt Disney Co. (The)	28,396
2,569	Wendy’s Co. (The)	27,899
152	Whirlpool Corp.	26,469
509	Williams-Sonoma, Inc.	29,919
361	Wyndham Worldwide Corp.	25,613
290	Wynn Resorts Ltd.	25,607
338	Yum! Brands, Inc.	26,891

		4,363,870

	Consumer Staples—10.9%
1,524	Altria Group, Inc.	95,570
2,577	Archer-Daniels-Midland Co.	102,925
5,785	Avon Products, Inc.	27,247
3,789	Blue Buffalo Pet Products, Inc.(b)	93,816
966	Brown-Forman Corp., Class B	93,045
1,660	Bunge Ltd.	103,750
1,469	Campbell Soup Co.	90,652
1,008	Church & Dwight Co., Inc.	93,442
731	Clorox Co. (The)	91,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
2,040	Coca-Cola Co. (The)	$91,392
1,872	Coca-Cola Enterprises, Inc.	98,243
1,336	Colgate-Palmolive Co.	94,749
2,110	ConAgra Foods, Inc.	94,022
624	Constellation Brands, Inc., Class A	97,381
179	Costco Wholesale Corp.	26,515
1,016	Coty, Inc., Class A	30,886
923	CVS Health Corp.	92,762
1,043	Dr Pepper Snapple Group, Inc.	94,819
1,177	Edgewell Personal Care Co.	96,596
2,351	Energizer Holdings, Inc.	102,245
288	Estee Lauder Cos., Inc. (The), Class A	27,611
5,008	Flowers Foods, Inc.	95,953
1,505	General Mills, Inc.	92,317
2,315	Hain Celestial Group, Inc. (The)(b)	96,906
1,541	Herbalife Ltd.(b)	89,301
1,032	Hershey Co. (The)	96,090
2,110	Hormel Foods Corp.	81,341
888	Ingredion, Inc.	102,200
720	JM Smucker Co. (The)	91,426
1,242	Kellogg Co.	95,398
695	Kimberly-Clark Corp.	87,007
1,199	Kraft Heinz Co. (The)	93,606
2,442	Kroger Co. (The)	86,422
958	McCormick & Co., Inc.	89,841
1,129	Mead Johnson Nutrition Co.	98,392
970	Molson Coors Brewing Co., Class B	92,761
2,365	Mondelez International, Inc., Class A	101,600
697	Monster Beverage Corp.(b)	100,521
2,502	Nu Skin Enterprises, Inc., Class A	102,007
923	PepsiCo, Inc.	95,032
953	Philip Morris International, Inc.	93,508
3,830	Pilgrim’s Pride Corp.(b)	103,065
2,085	Pinnacle Foods, Inc.	88,800
1,142	Procter & Gamble Co. (The)	91,497
1,857	Reynolds American, Inc.	92,107
11,451	Rite Aid Corp.(b)	92,181
869	Spectrum Brands Holdings, Inc.	98,718
3,241	Sprouts Farmers Market, Inc.(b)	90,975
2,017	Sysco Corp.	92,923
1,382	Tyson Foods, Inc., Class A	90,963
1,134	Walgreens Boots Alliance, Inc.	89,904
395	Wal-Mart Stores, Inc.	26,414
2,423	WhiteWave Foods Co. (The)(b)	97,429
2,898	Whole Foods Market, Inc.	84,274

		4,760,090

	Energy—12.0%
1,260	Anadarko Petroleum Corp.	66,478
2,400	Antero Resources Corp.(b)	67,920
1,183	Apache Corp.	64,355
1,312	Baker Hughes, Inc.	63,448
2,637	Cabot Oil & Gas Corp.	61,706
49,137	California Resources Corp.	108,101
1,735	Cheniere Energy, Inc.(b)	67,457
13,841	Chesapeake Energy Corp.	95,088
608	Chevron Corp.	62,125

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
603	Cimarex Energy Co.	$65,655
19,920	Cobalt International Energy, Inc.(b)	64,342
2,275	Columbia Pipeline Group, Inc.	58,285
573	Concho Resources, Inc.(b)	66,565
1,450	ConocoPhillips	69,295
5,293	CONSOL Energy, Inc.	79,660
2,003	Continental Resources, Inc.(b)	74,632
2,236	CVR Energy, Inc.	54,290
25,556	Denbury Resources, Inc.	98,646
2,228	Devon Energy Corp.	77,267
2,523	Diamond Offshore Drilling, Inc.	61,208
752	Diamondback Energy, Inc.(b)	65,108
966	Dril-Quip, Inc.(b)	62,616
1,700	Energen Corp.	72,233
5,526	Ensco PLC, Class A	66,091
774	EOG Resources, Inc.	63,948
11,281	EP Energy Corp., Class A(b)	55,390
889	EQT Corp.	62,319
684	Exxon Mobil Corp.	60,466
2,156	FMC Technologies, Inc.(b)	65,736
3,563	Frank’s International NV	59,324
3,181	Golar LNG Ltd. (Bermuda)	52,741
2,112	Gulfport Energy Corp.(b)	66,106
1,625	Halliburton Co.	67,129
993	Helmerich & Payne, Inc.	65,657
1,132	Hess Corp.	67,490
1,610	HollyFrontier Corp.	57,316
3,244	Kinder Morgan, Inc.	57,613
10,289	Kosmos Energy Ltd.(b)	66,673
7,432	Laredo Petroleum, Inc.(b)	90,522
5,637	Marathon Oil Corp.	79,425
1,556	Marathon Petroleum Corp.	60,808
6,002	Memorial Resource Development Corp.(b)	78,506
2,400	Murphy Oil Corp.	85,776
6,640	Nabors Industries Ltd.	65,072
1,836	National Oilwell Varco, Inc.	66,169
1,807	Newfield Exploration Co.(b)	65,504
5,379	Noble Corp. PLC (United Kingdom)	60,406
1,958	Noble Energy, Inc.	70,703
854	Occidental Petroleum Corp.	65,459
1,737	Oceaneering International, Inc.	63,661
2,028	ONEOK, Inc.	73,312
3,437	Patterson-UTI Energy, Inc.	67,881
1,800	PBF Energy, Inc., Class A	57,924
658	Phillips 66	54,028
415	Pioneer Natural Resources Co.	68,932
4,366	QEP Resources, Inc.	78,282
1,808	Range Resources Corp.	79,751
4,489	Rice Energy, Inc.(b)	77,705
3,677	Rowan Cos. PLC, Class A	69,164
4,177	RPC, Inc.	63,156
1,411	Schlumberger Ltd.	113,360
17,103	Seadrill Ltd. (United Kingdom)(b)	81,752
3,191	SM Energy Co.	99,432
7,667	Southwestern Energy Co.(b)	102,968
1,890	Spectra Energy Corp.	59,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
4,509	Superior Energy Services, Inc.	$76,022
2,062	Targa Resources Corp.	83,429
4,010	Teekay Corp. (Bermuda)	44,912
639	Tesoro Corp.	50,922
894	Valero Energy Corp.	52,630
7,819	Weatherford International PLC(b)	63,568
7,819	Whiting Petroleum Corp.(b)	93,828
3,830	Williams Cos., Inc. (The)	74,264
1,209	World Fuel Services Corp.	56,497
9,033	WPX Energy, Inc.(b)	87,259

		5,242,568

	Financials—10.1%
127	Affiliated Managers Group, Inc.(b)	21,631
311	Aflac, Inc.	21,450
220	Alexandria Real Estate Equities, Inc. REIT	20,449
40	Alleghany Corp.(b)	20,851
545	Allied World Assurance Co. Holdings AG	19,391
296	Allstate Corp. (The)	19,255
1,094	Ally Financial, Inc.(b)	19,484
434	American Campus Communities, Inc. REIT	19,421
1,099	American Capital Agency Corp. REIT	20,189
329	American Express Co.	21,526
282	American Financial Group, Inc.	19,489
1,290	American Homes 4 Rent, Class A REIT	20,408
372	American International Group, Inc.	20,765
171	American National Insurance Co.	19,857
198	American Tower Corp. REIT	20,766
216	Ameriprise Financial, Inc.	20,714
760	AmTrust Financial Services, Inc.	18,886
1,930	Annaly Capital Management, Inc. REIT	20,111
195	Aon PLC	20,498
483	Apartment Investment & Management Co., Class A REIT	19,349
1,024	Apple Hospitality REIT, Inc. REIT	19,384
286	Arch Capital Group Ltd. (Bermuda)(b)	20,160
444	Arthur J. Gallagher & Co.	20,442
701	Artisan Partners Asset Management, Inc., Class A	22,649
407	Aspen Insurance Holdings Ltd. (Bermuda)	18,864
1,122	Associated Banc-Corp.	20,465
255	Assurant, Inc.	21,565
773	Assured Guaranty Ltd.	19,998
108	AvalonBay Communities, Inc. REIT	19,093
360	Axis Capital Holdings Ltd.	19,177
1,426	Bank of America Corp.	20,763
292	Bank of Hawaii Corp.	19,976
541	Bank of New York Mellon Corp. (The)	21,770
603	BankUnited, Inc.	20,803
582	BB&T Corp.	20,591
141	Berkshire Hathaway, Inc., Class B(b)	20,513
59	BlackRock, Inc.	21,023
346	BOK Financial Corp.	20,822
159	Boston Properties, Inc. REIT	20,489
1,468	Brandywine Realty Trust REIT	21,947
796	Brixmor Property Group, Inc. REIT	20,099
562	Brown & Brown, Inc.	19,732

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
233	Camden Property Trust REIT	$18,810
299	Capital One Financial Corp.	21,645
751	Care Capital Properties, Inc. REIT	20,029
1,743	CBL & Associates Properties, Inc. REIT	20,358
305	CBOE Holdings, Inc.	18,898
712	CBRE Group, Inc., Class A(b)	21,097
715	Charles Schwab Corp. (The)	20,313
1,454	Chimera Investment Corp. REIT	20,647
167	Chubb Ltd.	19,683
305	Cincinnati Financial Corp.	20,133
640	CIT Group, Inc.	22,125
474	Citigroup, Inc.	21,937
958	Citizens Financial Group, Inc.	21,890
205	CME Group, Inc., Class A	18,842
600	CNA Financial Corp.	18,960
914	Columbia Property Trust, Inc. REIT	20,382
519	Comerica, Inc.	23,044
453	Commerce Bancshares, Inc.	21,209
925	Communications Sales & Leasing, Inc. REIT(b)	21,488
760	Corporate Office Properties Trust REIT	19,517
591	Corrections Corp. of America REIT	17,978
110	Credit Acceptance Corp.(b)	21,590
232	Crown Castle International Corp. REIT	20,156
349	Cullen/Frost Bankers, Inc.	22,332
1,192	DDR Corp. REIT	20,860
229	Digital Realty Trust, Inc. REIT	20,147
402	Discover Financial Services	22,621
678	Douglas Emmett, Inc. REIT	22,001
897	Duke Realty Corp. REIT	19,617
822	E*TRADE Financial Corp.(b)	20,698
635	East West Bancorp, Inc.	23,806
614	Eaton Vance Corp.	21,201
1,131	Empire State Realty Trust, Inc., Class A REIT	20,935
305	Endurance Specialty Holdings Ltd.	19,514
62	Equinix, Inc. REIT	20,482
745	Equity Commonwealth REIT(b)	20,793
281	Equity LifeStyle Properties, Inc. REIT	19,246
270	Equity Residential REIT	18,379
222	Erie Indemnity Co., Class A	20,955
86	Essex Property Trust, Inc. REIT	18,959
102	Everest Re Group Ltd.	18,860
218	Extra Space Storage, Inc. REIT	18,519
132	FactSet Research Systems, Inc.	19,899
130	Federal Realty Investment Trust REIT	19,770
702	Federated Investors, Inc., Class B	22,183
1,168	Fifth Third Bancorp	21,386
1,541	First Horizon National Corp.	21,697
2,014	First Niagara Financial Group, Inc.	21,268
297	First Republic Bank	20,885
615	FNF Group	19,618
959	Forest City Realty Trust, Inc., Class A REIT	19,928
1,086	Four Corners Property Trust, Inc. REIT	19,276
501	Franklin Resources, Inc.	18,707
658	Gaming and Leisure Properties, Inc. REIT	21,576
660	General Growth Properties, Inc. REIT	18,500
7,398	Genworth Financial, Inc., Class A(b)	25,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
129	Goldman Sachs Group, Inc. (The)	$21,170
222	Hanover Insurance Group, Inc. (The)	19,039
446	Hartford Financial Services Group, Inc. (The)	19,793
672	HCP, Inc. REIT	22,734
671	Healthcare Trust of America, Inc., Class A REIT	19,385
777	Hospitality Properties Trust REIT	19,883
1,189	Host Hotels & Resorts, Inc. REIT	18,810
198	Howard Hughes Corp. (The)(b)	20,824
2,107	Huntington Bancshares, Inc.	21,196
491	Interactive Brokers Group, Inc., Class A	18,658
84	Intercontinental Exchange, Inc.	20,163
662	Invesco Ltd.(c)	20,529
606	Iron Mountain, Inc. REIT	22,137
167	Jones Lang LaSalle, Inc.	19,233
335	JPMorgan Chase & Co.	21,172
1,749	KeyCorp	21,495
334	Kilroy Realty Corp. REIT	21,647
722	Kimco Realty Corp. REIT	20,303
439	Lamar Advertising Co., Class A REIT	27,236
506	Lazard Ltd., Class A	18,241
593	Legg Mason, Inc.	19,041
2,580	LendingClub Corp.(b)	20,382
1,227	Leucadia National Corp.	20,466
634	Liberty Property Trust REIT	22,127
511	Lincoln National Corp.	22,203
500	Loews Corp.	19,840
801	LPL Financial Holdings, Inc.	21,146
183	M&T Bank Corp.	21,653
252	Macerich Co. (The) REIT	19,172
23	Markel Corp.(b)	20,680
330	Marsh & McLennan Cos., Inc.	20,839
375	Mercury General Corp.	19,837
472	MetLife, Inc.	21,287
2,975	MFA Financial, Inc. REIT	20,557
200	Mid-America Apartment Communities, Inc. REIT	19,142
219	Moody’s Corp.	20,963
796	Morgan Stanley	21,540
231	Morningstar, Inc.	19,219
273	MSCI, Inc.	20,732
307	Nasdaq, Inc.	18,945
453	National Retail Properties, Inc. REIT	19,823
1,674	Navient Corp.	22,884
1,288	New York Community Bancorp, Inc.	19,359
305	Northern Trust Corp.	21,679
1,786	NorthStar Asset Management Group, Inc.	22,218
1,828	NorthStar Realty Europe Corp. REIT	21,808
1,602	NorthStar Realty Finance Corp. REIT	20,490
1,104	Old Republic International Corp.	20,413
579	OMEGA Healthcare Investors, Inc. REIT	19,553
745	OneMain Holdings, Inc.(b)	23,706
1,310	Outfront Media, Inc. REIT	28,414
542	PacWest Bancorp	21,669
1,275	Paramount Group, Inc. REIT	21,292
1,231	People’s United Financial, Inc.	19,080
973	Piedmont Office Realty Trust, Inc., Class A REIT	19,372
234	PNC Financial Services Group, Inc. (The)	20,541

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
715	Popular, Inc.	$21,250
338	Post Properties, Inc. REIT	19,388
504	Principal Financial Group, Inc.	21,511
408	ProAssurance Corp.	19,474
576	Progressive Corp. (The)	18,778
474	Prologis, Inc. REIT	21,524
266	Prudential Financial, Inc.	20,652
73	Public Storage REIT	17,871
423	Raymond James Financial, Inc.	22,068
808	Rayonier, Inc. REIT	19,941
580	Realogy Holdings Corp.(b)	20,729
326	Realty Income Corp. REIT	19,299
267	Regency Centers Corp. REIT	19,678
2,484	Regions Financial Corp.	23,300
200	Reinsurance Group of America, Inc.	19,044
168	RenaissanceRe Holdings Ltd. (Bermuda)	18,633
1,284	Retail Properties of America, Inc., Class A REIT	20,531
204	S&P Global, Inc.	21,797
2,215	Santander Consumer USA Holdings, Inc.(b)	29,172
475	SEI Investments Co.	22,838
1,125	Senior Housing Properties Trust REIT	19,777
150	Signature Bank(b)	20,674
98	Simon Property Group, Inc. REIT	19,715
211	SL Green Realty Corp. REIT	22,172
3,131	SLM Corp.(b)	21,197
1,795	Spirit Realty Capital, Inc. REIT	20,517
1,003	Starwood Property Trust, Inc. REIT	19,418
340	State Street Corp.	21,182
565	SunTrust Banks, Inc.	23,583
199	SVB Financial Group(b)	20,752
695	Synchrony Financial(b)	21,246
713	Synovus Financial Corp.	22,217
273	T. Rowe Price Group, Inc.	20,554
566	Tanger Factory Outlet Centers, Inc. REIT	19,855
293	Taubman Centers, Inc. REIT	20,349
1,624	TCF Financial Corp.	22,151
652	TD Ameritrade Holding Corp.	19,449
1,169	TFS Financial Corp.	20,925
364	Torchmark Corp.	21,072
171	Travelers Cos., Inc. (The)	18,793
2,495	Two Harbors Investment Corp. REIT	19,536
482	U.S. Bancorp	20,577
534	UDR, Inc. REIT	18,647
643	Unum Group	21,997
441	Validus Holdings Ltd.	20,326
331	Ventas, Inc. REIT	20,562
2,260	VEREIT, Inc. REIT	20,069
224	Vornado Realty Trust REIT	21,444
624	Voya Financial, Inc.	20,261
364	W.R. Berkley Corp.	20,384
899	Waddell & Reed Financial, Inc., Class A	18,286
555	Weingarten Realty Investors REIT	20,491
408	Wells Fargo & Co.	20,392
293	Welltower, Inc. REIT	20,340
680	Weyerhaeuser Co. REIT	21,842
25	White Mountains Insurance Group Ltd.	20,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
332	WP Carey, Inc. REIT	$20,282
2,171	WP GLIMCHER, Inc. REIT	22,774
560	XL Group PLC	18,329
793	Zions Bancorporation	21,823

		4,413,447

	Health Care—11.6%
1,141	Abbott Laboratories	44,385
831	AbbVie, Inc.	50,691
864	Acadia Healthcare Co., Inc.(b)	54,596
416	Aetna, Inc.	46,704
1,188	Agilent Technologies, Inc.	48,613
1,273	Agios Pharmaceuticals, Inc.(b)	62,313
2,016	Akorn, Inc.(b)	51,307
925	Alere, Inc.(b)	36,075
354	Alexion Pharmaceuticals, Inc.(b)	49,305
656	Align Technology, Inc.(b)	47,357
1,544	Alkermes PLC(b)	61,374
169	Allergan PLC(b)	36,599
3,800	Allscripts Healthcare Solutions, Inc.(b)	50,920
794	Alnylam Pharmaceuticals, Inc.(b)	53,230
539	AmerisourceBergen Corp.	45,869
312	Amgen, Inc.	49,390
335	Anthem, Inc.	47,158
342	athenahealth, Inc.(b)	45,589
1,171	Baxalta, Inc.	49,123
1,142	Baxter International, Inc.	50,499
308	Becton, Dickinson and Co.	49,668
185	Biogen, Inc.(b)	50,873
593	BioMarin Pharmaceutical, Inc.(b)	50,215
342	Bio-Rad Laboratories, Inc., Class A(b)	48,513
501	Bio-Techne Corp.	46,683
1,172	Bluebird Bio, Inc.(b)	51,978
2,565	Boston Scientific Corp.(b)	56,225
756	Bristol-Myers Squibb Co.	54,568
3,097	Brookdale Senior Living, Inc.(b)	57,171
1,768	Bruker Corp.	50,034
234	C.R. Bard, Inc.	49,648
577	Cardinal Health, Inc.	45,271
470	Celgene Corp.(b)	48,603
747	Centene Corp.(b)	46,284
927	Cerner Corp.(b)	52,042
624	Charles River Laboratories International, Inc.(b)	49,465
339	Cigna Corp.	46,965
2,747	Community Health Systems, Inc.(b)	52,413
312	Cooper Cos., Inc. (The)	47,761
653	DaVita HealthCare Partners, Inc.(b)	48,257
774	Dentsply Sirona, Inc.	46,130
784	DexCom, Inc.(b)	50,474
537	Edwards Lifesciences Corp.(b)	57,035
649	Eli Lilly & Co.	49,019
1,651	Endo International PLC(b)	44,577
2,348	Envision Healthcare Holdings, Inc.(b)	53,135
689	Express Scripts Holding Co.(b)	50,800
504	Gilead Sciences, Inc.	44,458
610	HCA Holdings, Inc.(b)	49,178
276	Henry Schein, Inc.(b)	46,561

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
958	Hill-Rom Holdings, Inc.	$46,319
1,349	Hologic, Inc.(b)	45,313
255	Humana, Inc.	45,153
615	IDEXX Laboratories, Inc.(b)	51,875
307	Illumina, Inc.(b)	41,442
1,633	IMS Health Holdings, Inc.(b)	43,503
681	Incyte Corp.(b)	49,216
2,263	Inovalon Holdings, Inc., Class A(b)	38,697
375	Intercept Pharmaceuticals, Inc.(b)	56,528
1,351	Intrexon Corp.(b)	36,112
80	Intuitive Surgical, Inc.(b)	50,109
1,197	Ionis Pharmaceuticals, Inc.(b)	49,041
394	Jazz Pharmaceuticals PLC(b)	59,376
431	Johnson & Johnson	48,307
1,290	Juno Therapeutics, Inc.(b)	54,296
409	Laboratory Corp. of America Holdings(b)	51,256
713	LifePoint Health, Inc.(b)	48,170
791	Mallinckrodt PLC(b)	49,453
297	McKesson Corp.	49,843
1,146	Medivation, Inc.(b)	66,239
719	MEDNAX, Inc.(b)	51,258
629	Medtronic PLC	49,785
894	Merck & Co., Inc.	49,027
100	Mettler-Toledo International, Inc.(b)	35,795
1,031	Mylan NV(b)	43,003
4,188	OPKO Health, Inc.(b)	45,021
1,049	Patterson Cos., Inc.	45,474
966	PerkinElmer, Inc.	48,706
365	Perrigo Co. PLC	35,285
1,542	Pfizer, Inc.	50,439
1,461	Premier, Inc., Class A(b)	49,396
1,291	Puma Biotechnology, Inc.(b)	39,621
2,181	QIAGEN NV(b)	48,985
655	Quest Diagnostics, Inc.	49,236
722	Quintiles Transnational Holdings, Inc.(b)	49,869
129	Regeneron Pharmaceuticals, Inc.(b)	48,596
839	ResMed, Inc.	46,816
1,387	Seattle Genetics, Inc.(b)	49,211
857	St. Jude Medical, Inc.	65,303
444	Stryker Corp.	48,400
301	Teleflex, Inc.	46,890
1,665	Tenet Healthcare Corp.(b)	52,764
337	Thermo Fisher Scientific, Inc.	48,612
430	United Therapeutics Corp.(b)	45,236
361	UnitedHealth Group, Inc.	47,536
391	Universal Health Services, Inc., Class B	52,269
602	Varian Medical Systems, Inc.(b)	48,870
830	VCA, Inc.(b)	52,265
1,925	Veeva Systems, Inc., Class A(b)	52,957
586	Vertex Pharmaceuticals, Inc.(b)	49,423
1,827	VWR Corp.(b)	48,671
264	Waters Corp.(b)	34,362
447	Zimmer Biomet Holdings, Inc.	51,749
1,106	Zoetis, Inc.	52,015

		5,088,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials—12.3%
206	3M Co.	$34,480
454	A.O. Smith Corp.	35,058
309	Acuity Brands, Inc.	75,362
1,123	AECOM(b)	36,486
677	AGCO Corp.	36,199
1,090	Air Lease Corp.	33,223
421	Alaska Air Group, Inc.	29,651
541	Allegion PLC	35,408
1,268	Allison Transmission Holdings, Inc.	36,531
78	AMERCO	27,456
832	American Airlines Group, Inc.	28,862
686	AMETEK, Inc.	32,990
706	Armstrong Flooring, Inc.(b)	10,279
1,452	Armstrong World Industries, Inc.(b)	59,256
1,038	Avis Budget Group, Inc.(b)	26,054
757	B/E Aerospace, Inc.	36,813
1,646	Babcock & Wilcox Enterprises, Inc.(b)	37,611
261	Boeing Co. (The)	35,183
1,010	BWX Technologies, Inc.	33,724
477	C.H. Robinson Worldwide, Inc.	33,853
353	Carlisle Cos., Inc.	35,971
454	Caterpillar, Inc.	35,285
927	Chicago Bridge & Iron Co. NV	37,312
389	Cintas Corp.	34,924
716	Clean Harbors, Inc.(b)	35,370
1,221	Colfax Corp.(b)	39,597
516	Copa Holdings SA, Class A (Panama)	32,895
861	Copart, Inc.(b)	36,885
2,040	Covanta Holding Corp.	33,170
644	Crane Co.	35,787
1,349	CSX Corp.	36,787
317	Cummins, Inc.	37,099
361	Danaher Corp.	34,927
427	Deere & Co.	35,915
730	Delta Air Lines, Inc.	30,419
1,079	Donaldson Co., Inc.	35,262
549	Dover Corp.	36,069
196	Dun & Bradstreet Corp. (The)	21,640
549	Eaton Corp. PLC	34,735
631	Emerson Electric Co.	34,472
181	Equifax, Inc.	21,765
708	Expeditors International of Washington, Inc.	35,124
1,385	Fastenal Co.	64,804
213	FedEx Corp.	35,168
799	Flowserve Corp.	38,999
646	Fluor Corp.	35,310
488	Fortune Brands Home & Security, Inc.	27,040
756	GATX Corp.	34,731
262	General Dynamics Corp.	36,816
1,092	General Electric Co.	33,579
571	Genesee & Wyoming, Inc., Class A(b)	37,178
418	Graco, Inc.	32,767
1,054	HD Supply Holdings, Inc.(b)	36,131
2,771	Hertz Global Holdings, Inc.(b)	25,659
1,526	Hexcel Corp.	69,082
307	Honeywell International, Inc.	35,081

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
337	Hubbell, Inc.	$35,641
250	Huntington Ingalls Industries, Inc.	36,192
408	IDEX Corp.	33,415
282	IHS, Inc., Class A(b)	34,737
338	Illinois Tool Works, Inc.	35,328
1,087	Ingersoll-Rand PLC	71,242
937	ITT Corp.	35,953
408	J.B. Hunt Transport Services, Inc.	33,815
778	Jacobs Engineering Group, Inc.(b)	34,683
1,651	JetBlue Airways Corp.(b)	32,673
2,164	Joy Global, Inc.	46,093
409	Kansas City Southern	38,753
720	KAR Auction Services, Inc.	27,072
2,267	KBR, Inc.	35,275
1,603	Kennametal, Inc.	37,478
582	Kirby Corp.(b)	37,143
289	L-3 Communications Holdings, Inc.	38,012
514	Landstar System, Inc.	33,693
498	Lennox International, Inc.	67,205
609	Lincoln Electric Holdings, Inc.	38,166
154	Lockheed Martin Corp.	35,787
527	Macquarie Infrastructure Corp.	37,096
7,866	Manitowoc Co., Inc. (The)	44,836
2,422	Manitowoc Foodservice, Inc.(b)	36,354
431	ManpowerGroup, Inc.	33,200
2,127	Masco Corp.	65,320
331	Middleby Corp. (The)(b)	36,291
472	MSC Industrial Direct Co., Inc., Class A	36,580
523	Nielsen Holdings PLC	27,269
450	Nordson Corp.	34,529
417	Norfolk Southern Corp.	37,576
177	Northrop Grumman Corp.	36,508
3,176	NOW, Inc.(b)	57,359
505	Old Dominion Freight Line, Inc.(b)	33,355
402	Orbital ATK, Inc.	34,974
857	Oshkosh Corp.	41,864
1,406	Owens Corning	64,774
650	PACCAR, Inc.	38,292
311	Parker-Hannifin Corp.	36,082
652	Pentair PLC (United Kingdom)	37,868
1,614	Pitney Bowes, Inc.	33,846
1,529	Quanta Services, Inc.(b)	36,268
2,166	R.R. Donnelley & Sons Co.	37,688
279	Raytheon Co.	35,252
552	Regal Beloit Corp.	35,560
726	Republic Services, Inc.	34,173
774	Robert Half International, Inc.	29,652
307	Rockwell Automation, Inc.	34,835
373	Rockwell Collins, Inc.	32,895
1,349	Rollins, Inc.	36,248
186	Roper Technologies, Inc.	32,753
535	Ryder System, Inc.	36,872
217	Snap-on, Inc.	34,564
2,633	SolarCity Corp.(b)	79,833
804	Southwest Airlines Co.	35,866
730	Spirit AeroSystems Holdings, Inc., Class A(b)	34,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
709	Spirit Airlines, Inc.(b)	$31,146
2,435	SPX Corp.	39,204
1,380	SPX FLOW, Inc.(b)	41,345
330	Stanley Black & Decker, Inc.	36,934
276	Stericycle, Inc.(b)	26,375
1,346	Terex Corp.	32,156
960	Textron, Inc.	37,133
2,055	Timken Co. (The)	73,220
393	Toro Co. (The)	33,975
153	TransDigm Group, Inc.(b)	34,864
752	TransUnion(b)	22,522
1,889	Trinity Industries, Inc.	36,854
1,145	Triumph Group, Inc.	41,426
950	Tyco International PLC	36,594
435	Union Pacific Corp.	37,945
585	United Continental Holdings, Inc.(b)	26,799
326	United Parcel Service, Inc., Class B	34,253
546	United Rentals, Inc.(b)	36,544
339	United Technologies Corp.	35,381
2,797	USG Corp.(b)	75,547
542	Valmont Industries, Inc.	76,086
441	Verisk Analytics, Inc.(b)	34,213
150	W.W. Grainger, Inc.	35,178
257	WABCO Holdings, Inc.(b)	28,825
441	Wabtec Corp.	36,572
536	Waste Connections, Inc.	36,062
577	Waste Management, Inc.	33,922
502	Watsco, Inc.	67,504
646	WESCO International, Inc.(b)	37,978
860	Xylem, Inc.	35,931

		5,389,930

	Information Technology—12.6%
2,742	3D Systems Corp.(b)	48,506
301	Accenture PLC, Class A	33,989
1,291	Activision Blizzard, Inc.	44,501
455	Adobe Systems, Inc.(b)	42,870
758	Akamai Technologies, Inc.(b)	38,650
94	Alliance Data Systems Corp.(b)	19,111
57	Alphabet, Inc., Class C(b)	39,502
692	Amdocs Ltd.	39,126
734	Amphenol Corp., Class A	40,979
714	Analog Devices, Inc.	40,212
478	ANSYS, Inc.(b)	43,388
396	Apple, Inc.	37,121
2,045	Applied Materials, Inc.	41,861
711	Arista Networks, Inc.(b)	47,367
1,789	ARRIS International PLC(b)	40,736
665	Arrow Electronics, Inc.(b)	41,297
1,763	Atlassian Corp. PLC, Class A (United Kingdom)(b)	40,849
760	Autodesk, Inc.(b)	45,463
393	Automatic Data Processing, Inc.	34,757
950	Avnet, Inc.	39,064
1,414	Black Knight Financial Services, Inc., Class A(b)	45,220
1,162	Booz Allen Hamilton Holding Corp.	32,036
272	Broadcom Ltd. (Singapore)	39,644
329	Broadridge Financial Solutions, Inc.	19,687

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
4,050	Brocade Communications Systems, Inc.	$38,921
1,330	CA, Inc.	39,448
1,791	Cadence Design Systems, Inc.(b)	41,533
906	CDK Global, Inc.	43,098
1,035	CDW Corp.	39,848
1,462	Cisco Systems, Inc.	40,190
544	Citrix Systems, Inc.(b)	44,521
1,105	Cognex Corp.	39,261
692	Cognizant Technology Solutions Corp., Class A(b)	40,392
1,570	CommScope Holding, Inc.(b)	47,744
1,265	Computer Sciences Corp.	41,909
609	CoreLogic, Inc.(b)	21,607
2,060	Corning, Inc.	38,460
186	CoStar Group, Inc.(b)	36,700
1,410	Cree, Inc.(b)	34,559
1,604	CSRA, Inc.	41,640
4,859	Cypress Semiconductor Corp.	43,877
1,000	Dolby Laboratories, Inc., Class A	47,610
379	DST Systems, Inc.	45,738
1,109	eBay, Inc.(b)	27,093
953	EchoStar Corp., Class A(b)	38,997
644	Electronic Arts, Inc.(b)	39,831
1,545	EMC Corp.	40,340
402	F5 Networks, Inc.(b)	42,110
366	Facebook, Inc., Class A(b)	43,034
322	Fidelity National Information Services, Inc.	21,188
2,360	FireEye, Inc.(b)	40,946
1,644	First Data Corp., Class A(b)	18,725
842	First Solar, Inc.(b)	47,017
200	Fiserv, Inc.(b)	19,544
1,970	Fitbit, Inc., Class A(b)	35,953
136	FleetCor Technologies, Inc.(b)	21,036
1,054	FLIR Systems, Inc.	31,841
1,484	Fortinet, Inc.(b)	48,245
479	Gartner, Inc.(b)	41,754
1,272	Genpact Ltd.(b)	35,476
330	Global Payments, Inc.	23,819
1,321	GoDaddy, Inc., Class A(b)	40,119
535	Harris Corp.	42,805
2,365	Hewlett Packard Enterprise Co.	39,401
3,473	HP, Inc.	42,614
915	IAC/InterActiveCorp.	42,401
1,131	Ingram Micro, Inc., Class A	39,528
1,320	Intel Corp.	39,970
281	International Business Machines Corp.	41,009
408	Intuit, Inc.	41,163
436	IPG Photonics Corp.(b)	37,788
2,180	Jabil Circuit, Inc.	37,845
243	Jack Henry & Associates, Inc.	19,690
1,612	Juniper Networks, Inc.	37,721
1,252	Keysight Technologies, Inc.(b)	32,652
588	KLA-Tencor Corp.	41,125
526	Lam Research Corp.	40,186
850	Leidos Holdings, Inc.	42,169
1,093	Lexmark International, Inc., Class A	42,190
937	Linear Technology Corp.	41,678

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
397	LinkedIn Corp., Class A(b)	$49,748
1,607	Lumentum Holdings, Inc.(b)	40,657
4,053	Marvell Technology Group Ltd. (Bermuda)	40,449
211	MasterCard, Inc., Class A	20,465
3,845	Match Group, Inc., Class A(b)	43,833
1,197	Maxim Integrated Products, Inc.	42,757
1,005	Microchip Technology, Inc.	48,833
4,036	Micron Technology, Inc.(b)	43,387
790	Microsoft Corp.	39,397
580	Motorola Solutions, Inc.	43,610
1,185	National Instruments Corp.	32,670
1,425	NCR Corp.(b)	41,453
1,561	NetApp, Inc.	36,902
623	NetSuite, Inc.(b)	50,488
2,262	Nuance Communications, Inc.(b)	38,861
1,201	NVIDIA Corp.	42,672
4,435	ON Semiconductor Corp.(b)	41,999
1,040	Oracle Corp.	41,454
267	Palo Alto Networks, Inc.(b)	40,282
2,811	Pandora Media, Inc.(b)	27,913
636	Paychex, Inc.	33,148
513	PayPal Holdings, Inc.(b)	20,099
1,304	PTC, Inc.(b)	47,544
860	Qorvo, Inc.(b)	38,726
830	QUALCOMM, Inc.	41,932
2,068	Rackspace Hosting, Inc.(b)	47,295
576	Red Hat, Inc.(b)	42,261
1,530	Sabre Corp.	44,294
579	salesforce.com, inc.(b)	43,888
550	SanDisk Corp.	41,322
690	ServiceNow, Inc.(b)	49,321
541	Skyworks Solutions, Inc.	36,150
906	Splunk, Inc.(b)	47,094
1,496	Square, Inc., Class A(b)	22,275
684	SS&C Technologies Holdings, Inc.	41,827
2,612	SunPower Corp.(b)	52,606
2,273	Symantec Corp.	37,834
867	Synopsys, Inc.(b)	41,200
949	Tableau Software, Inc., Class A(b)	49,063
1,612	Teradata Corp.(b)	40,784
2,004	Teradyne, Inc.	37,896
737	Texas Instruments, Inc.	42,038
434	Total System Services, Inc.	22,195
1,414	Trimble Navigation Ltd.(b)	33,865
2,675	Twitter, Inc.(b)	39,109
229	Ultimate Software Group, Inc. (The)(b)	45,019
413	Vantiv, Inc., Class A(b)	22,525
1,485	VeriFone Systems, Inc.(b)	42,263
470	VeriSign, Inc.(b)	40,608
6,200	Viavi Solutions, Inc.(b)	40,362
268	Visa, Inc., Class A	20,700
831	VMware, Inc., Class A(b)	47,292
910	Western Digital Corp.	37,187
1,054	Western Union Co. (The)	21,080
236	WEX, Inc.(b)	22,300
576	Workday, Inc., Class A(b)	43,188

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
3,188	Xerox Corp.	$30,605
901	Xilinx, Inc.	38,815
1,161	Yahoo!, Inc.(b)	42,493
2,167	Yelp, Inc., Class A(b)	45,507
507	Zebra Technologies Corp., Class A(b)	31,718
852	Zillow Group, Inc., Class A(b)	21,317
902	Zillow Group, Inc., Class C(b)	21,684
19,070	Zynga, Inc., Class A(b)	45,387

		5,523,641

	Materials—9.6%
465	Air Products & Chemicals, Inc.	67,839
470	Airgas, Inc.	66,947
1,073	Albemarle Corp.	70,990
6,856	Alcoa, Inc.	76,582
4,129	Allegheny Technologies, Inc.	67,468
850	AptarGroup, Inc.	64,600
618	Ashland, Inc.	68,969
481	Avery Dennison Corp.	34,925
2,331	Axalta Coating Systems Ltd.(b)	66,364
946	Ball Corp.	67,526
1,280	Bemis Co., Inc.	64,230
1,378	Cabot Corp.	67,233
1,026	Celanese Corp., Series A	72,538
2,078	CF Industries Holdings, Inc.	68,719
9,473	Chemours Co. (The)	86,394
930	Compass Minerals International, Inc.	69,713
1,384	Crown Holdings, Inc.(b)	73,297
1,756	Domtar Corp.	67,852
1,282	Dow Chemical Co. (The)	67,446
1,038	E.I. du Pont de Nemours & Co.	68,415
965	Eagle Materials, Inc.	71,526
918	Eastman Chemical Co.	70,117
602	Ecolab, Inc.	69,218
1,631	FMC Corp.	70,557
6,591	Freeport-McMoRan, Inc.	92,274
3,290	GCP Applied Technologies, Inc.(b)	72,808
5,211	Graphic Packaging Holding Co.	69,202
5,169	Huntsman Corp.	81,360
585	International Flavors & Fragrances, Inc.	69,890
1,631	International Paper Co.	70,573
782	LyondellBasell Industries NV, Class A	64,648
432	Martin Marietta Materials, Inc.	73,107
732	Monsanto Co.	68,574
2,378	Mosaic Co. (The)	66,560
171	NewMarket Corp.	69,436
2,586	Newmont Mining Corp.	90,432
1,422	Nucor Corp.	70,787
4,192	Owens-Illinois, Inc.(b)	77,384
1,146	Packaging Corp. of America	74,352
7,988	Platform Specialty Products Corp.(b)	82,276
609	PPG Industries, Inc.	67,228
609	Praxair, Inc.	71,533
969	Reliance Steel & Aluminum Co.	71,677
1,345	Royal Gold, Inc.	84,224
1,423	RPM International, Inc.	71,904
932	Scotts Miracle-Gro Co. (The), Class A	65,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
1,433	Sealed Air Corp.	$67,867
235	Sherwin-Williams Co. (The)	67,518
1,260	Silgan Holdings, Inc.	63,932
1,386	Sonoco Products Co.	64,990
2,430	Southern Copper Corp. (Peru)	72,098
2,987	Steel Dynamics, Inc.	75,302
6,395	Tahoe Resources, Inc.	90,361
4,278	United States Steel Corp.	81,753
625	Valspar Corp. (The)	66,681
630	Vulcan Materials Co.	67,807
943	W.R. Grace & Co.(b)	72,309
1,422	Westlake Chemical Corp.	71,370
1,758	WestRock Co.	73,572

		4,201,221

	Telecommunication Services—2.1%
2,211	AT&T, Inc.	85,831
2,794	CenturyLink, Inc.	86,474
16,265	Frontier Communications Corp.	90,433
1,672	Level 3 Communications, Inc.(b)	87,379
435	SBA Communications Corp., Class A(b)	44,822
26,441	Sprint Corp.(b)	90,693
2,966	Telephone & Data Systems, Inc.	87,705
2,332	T-Mobile US, Inc.(b)	91,601
1,992	United States Cellular Corp.(b)	84,939
1,624	Verizon Communications, Inc.	82,727
3,641	Zayo Group Holdings, Inc.(b)	94,520

		927,124

	Utilities—8.9%
7,555	AES Corp. (The)	84,314
1,331	AGL Resources, Inc.	87,660
1,174	Alliant Energy Corp.	82,790
1,758	Ameren Corp.	84,384
1,321	American Electric Power Co., Inc.	83,883
1,286	American Water Works Co., Inc.	93,569
2,730	Aqua America, Inc.	86,432
1,185	Atmos Energy Corp.	85,972
2,173	Avangrid, Inc.(b)	87,137
6,015	Calpine Corp.(b)	94,917
4,116	CenterPoint Energy, Inc.	88,288
2,079	CMS Energy Corp.	84,574
1,143	Consolidated Edison, Inc.	85,268
1,181	Dominion Resources, Inc.	84,406
968	DTE Energy Co.	86,307
1,085	Duke Energy Corp.	85,476
1,211	Edison International	85,630
1,105	Entergy Corp.	83,074
1,495	Eversource Energy	84,378
2,458	Exelon Corp.	86,251
2,409	FirstEnergy Corp.	78,509
2,704	Great Plains Energy, Inc.	84,446
2,681	Hawaiian Electric Industries, Inc.	87,642
2,071	ITC Holdings Corp.	91,269
4,535	MDU Resources Group, Inc.	90,972
1,715	National Fuel Gas Co.	95,183
731	NextEra Energy, Inc.	85,951

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
3,854	NiSource, Inc.	$87,524
6,700	NRG Energy, Inc.	101,170
3,141	OGE Energy Corp.	92,942
1,480	PG&E Corp.	86,136
1,176	Pinnacle West Capital Corp.	85,436
2,340	PPL Corp.	88,078
1,875	Public Service Enterprise Group, Inc.	86,494
3,497	Questar Corp.	87,670
1,285	SCANA Corp.	88,267
838	Sempra Energy	86,607
1,708	Southern Co. (The)	85,571
3,214	TECO Energy, Inc.	89,253
6,784	TerraForm Power, Inc., Class A(b)	72,453
2,156	UGI Corp.	86,757
1,735	Vectren Corp.	84,755
1,469	WEC Energy Group, Inc.	85,510
1,792	Westar Energy, Inc.	92,485
2,086	Xcel Energy, Inc.	83,503

		3,909,293

	Total Investments (Cost $50,984,345)—100.0%	43,819,378
	Other assets less liabilities—(0.0)%	(475)

	Net Assets—100.0%	$43,818,903

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

April 30, 2016

(Unaudited)

	PowerShares Contrarian Opportunities Portfolio (CNTR)	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)
Assets:
Unaffiliated investments, at value	$2,510,644	$345,452,236	$196,769,298	$125,152,280
Affiliated investments, at value	294	55,761	—	—

Total investments, at value	2,510,938	345,507,997	196,769,298	125,152,280
Receivables:
Investments sold	214	—	—	—
Dividends	48	431,657	212,858	646,700
Shares sold	—	1,780,610	—	4,875,786

Total Assets	2,511,200	347,720,264	196,982,156	130,674,766

Liabilities:
Due to custodian	—	—	38,386	411,184
Payables:
Investments purchased	—	2,183,212	—	5,083,477
Accrued unitary management fees	716	95,571	55,146	33,843

Total Liabilities	716	2,278,783	93,532	5,528,504

Net Assets	$2,510,484	$345,441,481	$196,888,624	$125,146,262

Net Assets Consist of:
Shares of beneficial interest	$2,807,011	$397,408,620	$272,913,381	$130,936,894
Undistributed net investment income	2,590	843,431	(963,952)	(113,923)
Undistributed net realized gain (loss)	(376,690)	(15,850,725)	(64,382,430)	(9,207,650)
Net unrealized appreciation (depreciation)	77,573	(36,959,845)	(10,678,375)	3,530,941

Net Assets	$2,510,484	$345,441,481	$196,888,624	$125,146,262

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,001	9,700,000	9,300,000	3,850,000
Net asset value	$25.10	$35.61	$21.17	$32.51

Market price	$25.10	$35.60	$21.17	$32.53

Unaffiliated investments, at cost	$2,433,071	$382,412,081	$207,447,673	$121,621,339

Affiliated investments, at cost	$294	$55,761	$—	$—

Total investments, at cost	$2,433,365	$382,467,842	$207,447,673	$121,621,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	PowerShares KBW Regional Banking Portfolio (KBWR)	PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

$73,669,028	$115,936,289	$43,798,849
86,208	—	20,529

73,755,236	115,936,289	43,819,378

—	—	62,370
13	13,429	48,421
—	—	—

73,755,249	115,949,718	43,930,169

1,772	3,102	18,623

—	—	76,861
22,850	32,089	15,782

24,622	35,191	111,266

$73,730,627	$115,914,527	$43,818,903

$73,001,355	$113,911,632	$52,126,928
286,079	220,833	216,718
1,425,128	(1,080,945)	(1,359,776)
(981,935)	2,863,007	(7,164,967)

$73,730,627	$115,914,527	$43,818,903

1,550,000	2,800,000	1,750,001
$47.57	$41.40	$25.04

$47.56	$41.41	$25.03

$74,650,963	$113,073,282	$50,958,246

$86,208	$—	$26,099

$74,737,171	$113,073,282	$50,984,345

23

Statements of Operations

For the six months ended April 30, 2016

(Unaudited)

	PowerShares Contrarian Opportunities Portfolio (CNTR)	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)
Investment Income:
Unaffiliated dividend income	$11,543	$4,868,336	$9,271,716	$3,635,616
Affiliated dividend income	—	356	285	211
Foreign withholding tax	(10)	—	—	—

Total Income	11,533	4,868,692	9,272,001	3,635,827

Expenses:
Unitary management fees	4,163	758,827	379,307	186,969

Less: Waivers	—	(229)	(216)	(127)

Net Expenses	4,163	758,598	379,091	186,842

Net Investment Income	7,370	4,110,094	8,892,910	3,448,985

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(182,790)	(5,327,137)	(27,200,379)	(10,751,473)
In-kind redemptions	—	(9,352,801)	(1,924,711)	4,378,691

Net realized gain (loss)	(182,790)	(14,679,938)	(29,125,090)	(6,372,782)

Net change in unrealized appreciation (depreciation) on investment securities	163,555	(16,259,584)	7,414,134	9,771,954

Net realized and unrealized gain (loss)	(19,235)	(30,939,522)	(21,710,956)	3,399,172

Net increase (decrease) in net assets resulting from operations	$(11,865)	$(26,829,428)	$(12,818,046)	$6,848,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	PowerShares KBW Regional Banking Portfolio (KBWR)	PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

$1,320,424	$830,159	$1,175,970
66	37	1,131
—	—	(3,362)

1,320,490	830,196	1,173,739

149,940	121,437	114,183

(39)	(29)	(65)

149,901	121,408	114,118

1,170,589	708,788	1,059,621

(757,607)	(986,766)	(3,144,652)
2,531,192	256,315	3,469,142

1,773,585	(730,451)	324,490

(4,033,776)	2,225,650	2,442,895

(2,260,191)	1,495,199	2,767,385

$(1,089,602)	$2,203,987	$3,827,006

25

Statements of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares Contrarian Opportunities Portfolio (CNTR)		PowerShares KBW Bank Portfolio (KBWB)
	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
Operations:
Net investment income	$7,370	$33,474	$4,110,094	$5,875,975
Net realized gain (loss)	(182,790)	211,270	(14,679,938)	16,481,773
Net change in unrealized appreciation (depreciation)	163,555	(329,165)	(16,259,584)	(28,464,427)

Net increase (decrease) in net assets resulting from operations	(11,865)	(84,421)	(26,829,428)	(6,106,679)

Distributions to Shareholders from:
Net investment income	(7,230)	(40,081)	(4,629,722)	(5,033,214)
Net realized gains	—	(3,828)	—	(133,000)
Return of capital	—	—	—	—

Total distributions to shareholders	(7,230)	(43,909)	(4,629,722)	(5,166,214)

Shareholder Transactions:
Proceeds from shares sold	—	2,727,373	350,898,081	497,643,837
Value of shares repurchased	—	(4,015,559)	(533,629,060)	(216,274,911)

Net increase (decrease) in net assets resulting from shares transactions	—	(1,288,186)	(182,730,979)	281,368,926

Increase (Decrease) in Net Assets	(19,095)	(1,416,516)	(214,190,129)	270,096,033

Net Assets:
Beginning of period	2,529,579	3,946,095	559,631,610	289,535,577

End of period	$2,510,484	$2,529,579	$345,441,481	$559,631,610

Undistributed net investment income at end of period	$2,590	$2,450	$843,431	$1,363,059

Changes in Shares Outstanding:
Shares sold	—	100,000	10,100,000	12,800,000
Shares repurchased	—	(150,000)	(15,350,000)	(5,650,000)
Shares outstanding, beginning of period	100,001	150,001	14,950,000	7,800,000

Shares outstanding, end of period	100,001	100,001	9,700,000	14,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)		PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)		PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)
April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015

$8,892,910	$21,332,310	$3,448,985	$4,217,177	$1,170,589	$313,880
(29,125,090)	(17,698,330)	(6,372,782)	2,446,600	1,773,585	2,104,417
7,414,134	(24,246,761)	9,771,954	(10,376,305)	(4,033,776)	1,568,196

(12,818,046)	(20,612,781)	6,848,157	(3,712,528)	(1,089,602)	3,986,493

(9,856,862)	(22,592,480)	(3,562,908)	(6,050,718)	(952,187)	(279,184)
—	—	—	—	(84,880)	(25,369)
—	(929,525)	—	—	—	—

(9,856,862)	(23,522,005)	(3,562,908)	(6,050,718)	(1,037,067)	(304,553)

66,191,940	103,911,321	57,157,975	45,313,904	38,198,875	93,296,692
(124,320,814)	(54,341,384)	(45,576,211)	(23,374,221)	(49,169,600)	(20,469,263)

(58,128,874)	49,569,937	11,581,764	21,939,683	(10,970,725)	72,827,429

(80,803,782)	5,435,151	14,867,013	12,176,437	(13,097,394)	76,509,369

277,692,406	272,257,255	110,279,249	98,102,812	86,828,021	10,318,652

$196,888,624	$277,692,406	$125,146,262	$110,279,249	$73,730,627	$86,828,021

$(963,952)	$—	$(113,923)	$—	$286,079	$67,677

3,050,000	4,100,000	1,850,000	1,300,000	800,000	2,000,000
(6,150,000)	(2,250,000)	(1,500,000)	(700,000)	(1,050,000)	(450,000)
12,400,000	10,550,000	3,500,000	2,900,000	1,800,000	250,000

9,300,000	12,400,000	3,850,000	3,500,000	1,550,000	1,800,000

27

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares KBW Regional Banking Portfolio (KBWR)		PowerShares Russell 1000 Equal Weight Portfolio (EQAL)
	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015(a)
Operations:
Net investment income	$708,788	$763,023	$1,059,621	$1,623,108
Net realized gain (loss)	(730,451)	1,538,842	324,490	2,916,058
Net change in unrealized appreciation (depreciation)	2,225,650	(37,364)	2,442,895	(9,607,862)

Net increase (decrease) in net assets resulting from operations	2,203,987	2,264,501	3,827,006	(5,068,696)

Distributions to Shareholders from:
Net investment income	(627,470)	(742,022)	(1,149,685)	(1,316,380)

Shareholder Transactions:
Proceeds from shares sold	71,094,707	32,777,095	19,083,382	203,035,132
Value of shares repurchased	(9,752,414)	(16,595,453)	(127,025,572)	(47,566,284)

Net increase (decrease) in net assets resulting from shares transactions	61,342,293	16,181,642	(107,942,190)	155,468,848

Increase (Decrease) in Net Assets	62,918,810	17,704,121	(105,264,869)	149,083,772

Net Assets:
Beginning of period	52,995,717	35,291,596	149,083,772	—

End of period	$115,914,527	$52,995,717	$43,818,903	$149,083,772

Undistributed net investment income at end of period	$220,833	$139,515	$216,718	$306,782

Changes in Shares Outstanding:
Shares sold	1,800,000	750,000	800,000	8,000,001
Shares repurchased	(250,000)	(400,000)	(5,150,000)	(1,900,000)
Shares outstanding, beginning of period	1,250,000	900,000	6,100,001	—

Shares outstanding, end of period	2,800,000	1,250,000	1,750,001	6,100,001

(a)	For the period December 22, 2014 (commencement of investment operations) through October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights

PowerShares Contrarian Opportunities Portfolio (CNTR)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	For the Period January 13, 2014(a) Through October 31, 2014
Per Share Operating Performance:
Net asset value at beginning of period	$25.30		$26.31	$24.70
Net investment income(b)	0.07		0.30	0.33
Net realized and unrealized gain (loss) on investments	(0.20)		(0.96)	1.53
Total from investment operations	(0.13)		(0.66)	1.86
Distributions to shareholders from:
Net investment income	(0.07)		(0.32)	(0.25)
Net realized gains	—		(0.03)	—
Total distributions	(0.07)		(0.35)	(0.25)
Net asset value at end of period	$25.10		$25.30	$26.31
Market price at end of period(c)	$25.10		$25.31	$26.30
Net Asset Value Total Return(d)	(0.49)%		(2.59)%	7.56	%(e)
Market Price Total Return(d)	(0.53)%		(2.52)%	7.52	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,510		$2,530	$3,946
Ratio to average net assets of:
Expenses	0.35	%(f)	0.44%	0.50	%(f)
Net investment income	0.62	%(f)	1.15%	1.61	%(f)
Portfolio turnover rate(g)	42%		128%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (January 15, 2014, the first day of trading on the exchange) to October 31, 2014 was 6.06%. The market price total return from Fund Inception to October 31, 2014 was 6.02%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2015, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares KBW Bank Portfolio (KBWB)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,			For the Period November 1, 2011(a) through October 31, 2012
			2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$37.43		$37.12	$33.00	$25.44	$20.68
Net investment income(b)	0.33		0.66	0.55	0.45	0.43
Net realized and unrealized gain (loss) on investments	(1.80)		0.22	4.11	7.52	4.84
Total from investment operations	(1.47)		0.88	4.66	7.97	5.27
Distributions to shareholders from:
Net investment income	(0.35)		(0.55)	(0.54)	(0.41)	(0.50)
Net realized gains	—		(0.02)	—	—	—
Return of capital	—		—	—	—	(0.01)
Total distributions	(0.35)		(0.57)	(0.54)	(0.41)	(0.51)
Net asset value at end of period	$35.61		$37.43	$37.12	$33.00	$25.44
Market price at end of period(c)	$35.60		$37.49	$37.13	$33.03	$25.46
Net Asset Value Total Return(d)	(3.93)%		2.35%	14.16%	31.51%	25.97%
Market Price Total Return(d)	(4.11)%		2.49%	14.09%	31.52%	26.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$345,441		$559,632	$289,536	$150,169	$164,072
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.35%	0.35%	0.35%	0.27	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35%	0.35%	0.35%	0.35	%(e)
Net investment income, after Waivers	1.90	%(e)	1.74%	1.55%	1.51%	1.84	%(e)
Portfolio turnover rate(f)	7%		17%	5%	8%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights (continued)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,					For the Period November 29, 2010(a) Through October 31, 2011
			2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$22.39		$25.81	$25.20		$23.91	$22.37	$23.51
Net investment income(b)	0.84		1.75	2.04	(c)	1.90	2.01	1.91
Net realized and unrealized gain (loss) on investments	(1.10)		(3.22)	0.62		1.37	1.88	(0.82)
Total from investment operations	(0.26)		(1.47)	2.66		3.27	3.89	1.09
Distributions to shareholders from:
Net investment income	(0.96)		(1.87)	(2.05)		(1.98)	(2.35)	(2.23)
Return of capital	—		(0.08)	—		—	—	—
Total distributions	(0.96)		(1.95)	(2.05)		(1.98)	(2.35)	(2.23)
Net asset value at end of period	$21.17		$22.39	$25.81		$25.20	$23.91	$22.37
Market price at end of period(d)	$21.17		$22.39	$25.82		$25.24	$23.86	$22.43
Net Asset Value Total Return(e)	(0.81)%		(6.08)%	11.05%		14.21%	18.32%	4.64	%(f)
Market Price Total Return(e)	(0.81)%		(6.12)%	10.91%		14.62%	17.75%	4.92	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$196,889		$277,692	$272,257		$234,348	$170,976	$26,843
Ratio to average net assets of:
Expenses(g)	0.35	%(h)	0.35%	0.35%		0.37%	0.35%	0.37	%(h)
Net investment income	8.21	%(h)	7.15%	8.00	%(c)	7.64%	8.56%	9.14	%(h)
Portfolio turnover rate(i)	90%		49%	30%		37%	19%	33%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend during the year. Net investment income per share and the ratio of net investment income to average net excluding the significant dividend are $1.90 and 7.47%, respectively.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the exchange) to October 31, 2011 was 2.97%. The market price total return from Fund Inception to October 31, 2011 was 3.38%.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				For the Period November 29, 2010(a) Through October 31, 2011
			2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$31.51		$33.83	$31.32	$27.13	$23.37	$24.96
Net investment income(b)	0.97		1.19	1.07	0.89	0.91	1.01
Net realized and unrealized gain (loss) on investments	1.04		(1.80)	3.01	4.76	4.22	(1.27)
Total from investment operations	2.01		(0.61)	4.08	5.65	5.13	(0.26)
Distributions to shareholders from:
Net investment income	(1.01)		(1.71)	(1.57)	(1.46)	(1.11)	(1.03)
Return of capital	—		—	—	—	(0.26)	(0.30)
Total distributions	(1.01)		(1.71)	(1.57)	(1.46)	(1.37)	(1.33)
Net asset value at end of period	$32.51		$31.51	$33.83	$31.32	$27.13	$23.37
Market price at end of period(c)	$32.53		$31.52	$33.82	$31.38	$27.11	$23.40
Net Asset Value Total Return(d)	6.75%		(1.94)%	13.51%	21.11%	22.54%	(1.20	)%(e)
Market Price Total Return(d)	6.78%		(1.88)%	13.27%	21.42%	22.30%	(1.08	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$125,146		$110,279	$98,103	$68,908	$25,769	$7,012
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.35%	0.36%	0.35%	0.36	%(f)
Net investment income	6.46	%(f)	3.58%	3.39%	2.85%	3.58%	4.54	%(f)
Portfolio turnover rate(g)	74%		25%	27%	21%	40%	36%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the exchange) to October 31, 2011 was (1.87)%. The market price total return from Fund Inception to October 31, 2011 was (1.55)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights (continued)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				For the Period November 29, 2010(a) Through October 31, 2011
			2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$48.24		$41.27	$38.07	$30.25	$24.83	$24.75
Net investment income(b)	0.64		0.75	0.88	0.59	0.53	0.54
Net realized and unrealized gain (loss) on investments	(0.82)		7.10	3.29	8.09	5.41	0.04
Total from investment operations	(0.18)		7.85	4.17	8.68	5.94	0.58
Distributions to shareholders from:
Net investment income	(0.45)		(0.78)	(0.92)	(0.86)	(0.52)	(0.50)
Net realized gains	(0.04)		(0.10)	(0.05)	—	—	—
Total distributions	(0.49)		(0.88)	(0.97)	(0.86)	(0.52)	(0.50)
Net asset value at end of period	$47.57		$48.24	$41.27	$38.07	$30.25	$24.83
Market price at end of period(c)	$47.56		$48.36	$41.27	$38.09	$30.24	$24.84
Net Asset Value Total Return(d)	(0.36)%		19.31%	11.17%	29.33%	24.21%	2.36	%(e)
Market Price Total Return(d)	(0.63)%		19.60%	11.12%	29.44%	24.12%	2.41	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$73,731		$86,828	$10,319	$20,937	$3,025	$3,725
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.35%	0.36%	0.35%	0.37	%(f)
Net investment income	2.73	%(f)	1.69%	2.30%	1.69%	1.94%	2.38	%(f)
Portfolio turnover rate(g)	17%		35%	4%	12%	2%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the exchange) to October 31, 2011 was 0.38%. The market price total return from Fund Inception to October 31, 2011 was 0.45%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares KBW Regional Banking Portfolio (KBWR)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,			For the Period November 1, 2011(a) Through October 31, 2012
			2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$42.40		$39.21	$36.92	$27.67	$23.85
Net investment income(b)	0.40		0.80	0.68	0.66	0.63
Net realized and unrealized gain (loss) on investments	(1.03)		3.17	2.28	9.12	3.94
Total from investment operations	(0.63)		3.97	2.96	9.78	4.57
Distributions to shareholders from:
Net investment income	(0.37)		(0.78)	(0.67)	(0.53)	(0.75)
Net asset value at end of period	$41.40		$42.40	$39.21	$36.92	$27.67
Market price at end of period(c)	$41.41		$42.42	$39.21	$36.96	$27.67
Net Asset Value Total Return(d)	(1.46)%		10.24%	8.03%	35.80%	19.20%
Market Price Total Return(d)	(1.48)%		10.29%	7.91%	35.94%	19.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$115,915		$52,996	$35,292	$33,225	$17,987
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.35%	0.35%	0.35%	0.11	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35%	0.35%	0.35%	0.35	%(e)
Net investment income, after Waivers	2.04	%(e)	1.97%	1.80%	2.05%	2.44	%(e)
Portfolio turnover rate(f)	16%		25%	13%	7%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

	Six Months Ended April 30, 2016 (Unaudited)		For the Period December 22, 2014(a) Through October 31, 2015
Per Share Operating Performance:
Net asset value at beginning of period	$24.44		$25.05
Net investment income(b)	0.22		0.32
Net realized and unrealized gain (loss) on investments	0.61		(0.71)
Total from investment operations	0.83		(0.39)
Distributions to shareholders from:
Net investment income	(0.23)		(0.22)
Net asset value at end of period	$25.04		$24.44
Market price at end of period(c)	$25.03		$24.48
Net Asset Value Total Return(d)	3.48%		(1.58	)%(e)
Market Price Total Return(d)	3.26%		(1.42	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$43,819		$149,084
Ratio to average net assets of:
Expenses	0.20	%(f)	0.20	%(f)
Net investment income	1.86	%(f)	1.49	%(f)
Portfolio turnover rate(g)	16%		24%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 23, 2014, the first day of trading on the exchange) to October 31, 2015 was (2.01)%. The market price total return from Fund Inception to October 31, 2015 was (1.93)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2016

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2016, the Trust offered sixty-six portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Contrarian Opportunities Portfolio (CNTR)	“Contrarian Opportunities Portfolio”
PowerShares KBW Bank Portfolio (KBWB)	“KBW Bank Portfolio”
PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	“KBW High Dividend Yield Financial Portfolio”
PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	“KBW Premium Yield Equity REIT Portfolio”
PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	“KBW Property & Casualty Insurance Portfolio”
PowerShares KBW Regional Banking Portfolio (KBWR)	“KBW Regional Banking Portfolio”
PowerShares Russell 1000 Equal Weight Portfolio (EQAL)	“Russell 1000 Equal Weight Portfolio”

Each portfolio (each, a “Fund,” and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Contrarian Opportunities Portfolio	Dow Jones U.S. Contrarian Opportunities Index
KBW Bank Portfolio	KBW Nasdaq Bank Index
KBW High Dividend Yield Financial Portfolio	KBW Nasdaq Financial Sector Dividend Yield Index
KBW Premium Yield Equity REIT Portfolio	KBW Nasdaq Premium Yield Equity REIT Index
KBW Property & Casualty Insurance Portfolio	KBW Nasdaq Property & Casualty Index
KBW Regional Banking Portfolio	KBW Nasdaq Regional Banking Index
Russell 1000 Equal Weight Portfolio	Russell 1000® Equal Weight Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the

33

exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the

34

value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except for Contrarian Opportunities Portfolio, KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

High Dividend Paying Securities Risk. KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

REIT Risk. For KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio, although the Funds will not invest in real estate directly, the REITs in which the Funds invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

35

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

36

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund (except for Russell 1000 Equal Weight Portfolio) has agreed to pay the Adviser an annual unitary management fee of 0.35% of each Fund’s average daily net assets. The Russell 1000 Equal Weight Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.20% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2016, the Adviser waived fees for each Fund in the following amounts:

Contrarian Opportunities Portfolio	$—
KBW Bank Portfolio	229
KBW High Dividend Yield Financial Portfolio	216
KBW Premium Yield Equity REIT Portfolio	127
KBW Property & Casualty Insurance Portfolio	39
KBW Regional Banking Portfolio	29
Russell 1000 Equal Weight Portfolio	65

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Contrarian Opportunities Portfolio	S&P Dow Jones Indices LLC
KBW Bank Portfolio	Keefe, Bruyette & Woods, Inc.
KBW High Dividend Yield Financial Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Premium Yield Equity REIT Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Property & Casualty Insurance Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Regional Banking Portfolio	Keefe, Bruyette & Woods, Inc.
Russell 1000 Equal Weight Portfolio	Frank Russell Company

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The table below shows certain Funds’ transactions in, and earnings from, investments in affiliates for the six-month period ended April 30, 2016.

37

KBW High Dividend Yield Financial Portfolio

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2016	Dividend Income
Invesco Mortgage Capital, Inc. REIT*	$8,002,321	$1,938,191	$(10,575,022)	$2,950,216	$(2,315,706)	$—	$—

*	At April 30, 2016, this security was no longer held.

Russell 1000 Equal Weight Portfolio

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2016	Dividend Income
Invesco Ltd.	$67,999	$14,766	$(59,320)	$6,235	$(9,151)	$20,529	$1,027

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

38

The Funds had capital loss carryforwards as of October 31, 2015 as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
Contrarian Opportunities Portfolio	$66,606	$125,288	$191,894
KBW Bank Portfolio	7,921	263,566	271,487
KBW High Dividend Yield Financial Portfolio	4,610,616	22,060,435	26,671,051
KBW Premium Yield Equity REIT Portfolio	780,385	388,936	1,169,321
KBW Property & Casualty Insurance Portfolio	—	—	—
KBW Regional Banking Portfolio	87,154	16,324	103,478
Russell 1000 Equal Weight Portfolio	1,068,834	—	1,068,834

*	Capital loss carry forwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended April 30, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Contrarian Opportunities Portfolio	$1,024,722	$1,023,661
KBW Bank Portfolio	32,632,141	32,491,594
KBW High Dividend Yield Financial Portfolio	203,752,839	200,027,509
KBW Premium Yield Equity REIT Portfolio	86,205,350	82,347,032
KBW Property & Casualty Insurance Portfolio	13,930,763	13,948,010
KBW Regional Banking Portfolio	11,981,774	11,460,113
Russell 1000 Equal Weight Portfolio	17,671,571	17,190,474

For the six-month period ended April 30, 2016, in-kind transactions associated with creation and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Contrarian Opportunities Portfolio	$—	$—
KBW Bank Portfolio	350,828,348	533,858,894
KBW High Dividend Yield Financial Portfolio	60,848,596	120,378,685
KBW Premium Yield Equity REIT Portfolio	54,100,261	45,875,079
KBW Property & Casualty Insurance Portfolio	38,193,795	49,147,165
KBW Regional Banking Portfolio	71,089,839	10,143,266
Russell 1000 Equal Weight Portfolio	19,084,064	127,428,834

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
Contrarian Opportunities Portfolio	$245,681	$(170,114)	$75,567	$2,435,371
KBW Bank Portfolio	734,564	(38,593,709)	(37,859,145)	383,367,142
KBW High Dividend Yield Financial Portfolio	4,176,961	(23,441,625)	(19,264,664)	216,033,962
KBW Premium Yield Equity REIT Portfolio	7,284,790	(5,419,396)	1,865,394	123,286,886
KBW Property & Casualty Insurance Portfolio	1,120,921	(2,451,287)	(1,330,366)	75,085,602
KBW Regional Banking Portfolio	3,874,208	(1,258,217)	2,615,991	113,320,298
Russell 1000 Equal Weight Portfolio	1,386,062	(9,166,461)	(7,780,399)	51,599,777

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Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

40

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

In addition to the fees and expenses which the PowerShares KBW High Dividend Yield Financial Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Contrarian Opportunities Portfolio (CNTR)
Actual	$1,000.00	$995.11	0.35%	$1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
PowerShares KBW Bank Portfolio (KBWB)
Actual	1,000.00	960.72	0.35	1.71
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)
Actual	1,000.00	991.94	0.35	1.73
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)
Actual	1,000.00	1,067.50	0.35	1.80
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

41

Fees and Expenses (continued)

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)
Actual	$1,000.00	$996.40	0.35%	$1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
PowerShares KBW Regional Banking Portfolio (KBWR)
Actual	1,000.00	985.44	0.35	1.73
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
PowerShares Russell 1000 Equal Weight Portfolio (EQAL)
Actual	1,000.00	1,034.75	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.87	0.20	1.01

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 14, 2016, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 66 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Contrarian Opportunities Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack AchieversTM Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 14, 2016 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

43

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, which had not commenced operations as of April 14, 2016) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2015, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception and one-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three- and five-year periods for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

0.15%	PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio, PowerShares Europe Currency Hedged Low Volatility Portfolio, PowerShares Japan Currency Hedged Low Volatility Portfolio, PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500 Momentum Portfolio, PowerShares S&P 500 Value Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

44

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares S&P 500® High Dividend Low Volatility Portfolio

0.35%:	PowerShares Contrarian Opportunities Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds (except for PowerShares DWA Tactical Sector Rotation Portfolio, which the Adviser indicated did not have any comparable peers).

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Build America Bond Portfolio		N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A2	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares Contrarian Opportunities Portfolio		X	X
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X		X

45

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares Europe Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares FTSE International Low Beta Equal Weight Portfolio			X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X	N/A	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio		X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio			X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares Japan Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Bank Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio		X	X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	X	X	X
PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500 High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500 Low Volatility Portfolio	X	X	X
PowerShares S&P 500 Momentum Portfolio		X	X
PowerShares S&P 500 Value Portfolio			X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X	X	X
PowerShares S&P International Developed Quality Portfolio			X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X

46

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that the Fund did not have any comparable ETF peers.

In response to questions from the Independent Trustees, the Adviser provided supplemental information comparing each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares FTSE RAFI Developed Markets Ex-U.S. Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio’s advisory fees and total expenses to an alternative peer group that the Adviser believes is more comparable than the Lipper peer group. The Adviser stated that, after reviewing the results of the alternative peer group analysis for these Funds, it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2018, for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio because the Fund had not yet commenced operations as of April 14, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

47

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio at a meeting held on April 14, 2016. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fee was reasonable in light of the sub-advisory services provided to PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

48

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(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net assets value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2016 Invesco PowerShares Capital Management LLC		P-KBW-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2016

2016 Semi-Annual Report to Shareholders

BKLN	PowerShares Senior Loan Portfolio

2

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2016

(Unaudited)

Portfolio Composition
Credit Quality Rating Breakdown* (% of the Fund’s Net Assets) as of April 30, 2016
Baa2	1.5
Baa3	2.7
Ba1	17.6
Ba2	14.1
Ba3	14.2
B1	18.9
B2	9.4
B3	3.3
Caa1	2.3
Caa2	1.0
Ca	0.2
Not Rated	6.4
Money Market Fund Plus Other Assets Less Liabilities	8.4

*	Source: Moody’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage.

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests—85.4%(a)(b)
	Advertising—2.2%
$30,761,694	Acosta, Inc., Term Loan B1	4.250%	09/26/21	$30,518,215
30,471,175	Getty Images, Inc., Term Loan	4.750	10/18/19	23,125,489
33,301,153	Karman Buyer Corp., Term Loan	4.250	07/25/21	33,093,187

				86,736,891

	Aerospace/Defense—1.6%
30,910,869	BE Aerospace, Inc., Term Loan	4.000	12/16/21	31,155,682
31,270,590	TransDigm, Inc., Term Loan C	3.750	02/28/20	31,290,134

				62,445,816

	Airlines—0.7%
27,759,632	American Airlines, Inc., Term Loan	3.250	06/27/20	27,655,672

	Auto Manufacturers—1.0%
40,891,400	FCA US LLC, Term Loan	3.500	05/24/17	40,973,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Auto Parts & Equipment—1.8%
$39,848,354	Allison Transmission, Inc., Term Loan B3	3.500%	08/23/19	$39,963,117
31,837,369	Federal-Mogul Holdings Corp., Term Loan C	4.750	04/15/21	30,372,850

				70,335,967

	Chemicals—0.8%
31,834,235	Axalta Coating Systems Dutch Holding B.V., Term Loan B	3.750	02/01/20	31,878,484

	Coal—0.3%
31,125,309	Arch Coal, Inc., Term Loan(c)(d)	7.500	05/16/18	13,409,872

	Commercial Services—4.1%
27,336,469	Laureate Education, Inc., Extended Term Loan	5.000	06/15/18	25,457,086
	Pharmaceutical Product Development, Inc.
5,000,000	Term Loan	3.773	08/18/22	4,998,975
41,238,568	Term Loan	4.250	08/18/22	41,230,114
36,876,724	ServiceMaster Co. (The), Term Loan	4.250	07/01/21	37,072,724
30,823,583	Trans Union LLC, Term Loan B2	3.500	04/09/21	30,738,818
32,184,249	Weight Watchers International, Inc., Term Loan B2	4.000	04/02/20	23,762,597

				163,260,314

	Distribution/Wholesale—0.8%
32,834,962	Univar, Inc., Term Loan	4.250	07/01/22	32,524,180

	Electric—5.4%
74,159,416	Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250	12/19/16	74,240,620
32,782,374	NRG Energy, Inc., Term Loan	2.750	07/01/18	32,758,935
	Texas Competitive Electric Holdings Co. LLC(d)
240,745,146	Extended Term Loan	4.913	10/10/17	82,456,416
74,082,833	Term Loan	4.913	10/10/14	25,021,477

				214,477,448

	Entertainment—4.1%
50,495,004	Alpha Topco Ltd., Term Loan B3 (United Kingdom)	4.750	07/30/21	49,701,475
32,212,699	Amaya (US) Co-Borrower LLC, Term Loan B (Canada)	5.000	08/01/21	30,962,041
	Scientific Games International, Inc.
27,100,930	Term Loan	6.000	10/18/20	26,753,632
27,109,020	Term Loan B2	6.000	10/01/21	26,765,955
29,845,855	William Morris Endeavor Entertainment LLC, Term Loan	5.250	05/06/21	29,883,162

				164,066,265

	Food—2.5%
64,228,501	Albertson’s LLC, Term Loan B4	5.500	08/25/21	64,557,030
34,511,894	US Foods, Inc., Term Loan	4.500	03/31/19	34,547,787

				99,104,817

	Food Service— 0.9%
	Aramark Corp.
148	Synthetic LOC 3	3.939	07/26/16	146
33,871,853	Term Loan F	3.250	02/24/21	33,956,533

				33,956,679

	Healthcare-Products—1.6%
30,528,797	Kinetic Concepts, Inc., Term Loan E1	4.500	05/04/18	30,570,164
34,706,361	Ortho-Clinical Diagnostics, Inc., Term Loan	4.750	06/30/21	32,955,425

				63,525,589

	Healthcare-Services—2.9%
26,754,910	CHS/Community Health Systems, Inc., Term Loan H	4.000	01/27/21	26,411,377
55,580,117	DaVita HealthCare Partners, Inc., Term Loan B	3.500	06/24/21	55,948,335
18,862,025	HCA, Inc., Term Loan B4	3.381	05/01/18	18,954,637
12,561,439	MPH Acquisition Holdings LLC, Term Loan	3.750	03/31/21	12,525,325

				113,839,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Holding Companies-Diversified—0.9%
$37,083,009	Travelport LLC, Term Loan (Luxembourg)	5.750%	09/02/21	$37,255,074

	Household Products/Wares—1.0%
34,982,838	Dell International LLC, Term Loan B2	4.000	04/29/20	35,020,270
3,000,000	Reynolds Group Holdings, Inc., Term Loan (New Zealand)	4.500	12/01/18	3,012,045

				38,032,315

	Insurance—3.6%
	Asurion LLC
34,770,440	Term Loan	8.500	03/03/21	33,553,474
34,066,599	Term Loan B1	5.000	05/24/19	34,002,724
44,430,100	Term Loan B4	5.000	08/04/22	44,203,951
29,877,884	HUB International Ltd., Term Loan	4.000	10/02/20	29,610,328

				141,370,477

	Investment Companies—1.4%
55,999,782	RPI Finance Trust, Term Loan B4	3.500	11/09/20	56,332,141

	Leisure Time—0.3%
13,339,414	Sabre, Inc., Term Loan B	4.000	02/19/19	13,389,436

	Lodging—5.8%
41,532,235	Caesars Entertainment Resort Properties LLC, Term Loan B	7.000	10/11/20	39,364,875
	Harrah’s Operating Co., Inc.(d)
36,911,555	Term Loan B6	1.500	03/01/17	34,958,380
25,874,757	Term Loan B7	1.500	03/01/17	24,581,019
68,440,242	Hilton Worldwide Finance LLC, Term Loan	3.500	10/26/20	68,774,914
28,605,453	La Quinta Intermediate Holdings LLC, Term Loan	3.750	04/14/21	28,283,642
36,394,720	Las Vegas Sands LLC, Term Loan B	3.250	12/19/20	36,468,055

				232,430,885

	Machinery-Diversified—2.3%
29,397,804	Gardner Denver, Inc., Term Loan	4.250	07/30/20	27,580,579
30,981,990	Rexnord LLC, Term Loan B	4.000	08/21/20	30,843,655
31,101,525	Zebra Technologies Corp., Term Loan	4.750	10/27/21	31,397,612

				89,821,846

	Media—6.8%
30,187,024	Cengage Learning Acquisitions, Inc., Term Loan	7.000	03/31/20	30,084,690
48,333,979	Charter Communications Operating LLC, Term Loan I	3.500	01/24/23	48,618,908
64,000,000	CSC Holdings LLC, Term Loan	5.000	10/09/22	64,413,440
29,691,918	Cumulus Media Holdings, Inc., Term Loan	4.250	12/23/20	20,437,838
40,500,000	iHeartCommunications, Inc., Term Loan D	7.185	01/30/19	30,414,487
37,076,545	Tribune Media Co., Term Loan B	3.750	12/28/20	37,122,890
11,149,749	Univision Communications, Inc., Term Loan	4.000	03/01/20	11,153,707
30,113,554	Virgin Media Investment Holdings Ltd., Term Loan F (United Kingdom)	3.649	06/30/23	30,094,733

				272,340,693

	Mining—1.9%
81,901,325	Fortescue Metals Group Ltd., Term Loan (Australia)	4.250	06/30/19	77,408,218

	Miscellaneous Manufacturing—1.0%
40,143,875	Gates Global LLC, Term Loan	4.250	07/05/21	38,581,074

	Oil & Gas—1.2%
30,221,829	Drillships Financing Holding, Inc., Term Loan B1 (Cyprus)	6.000	03/31/21	14,808,696
35,354,814	Fieldwood Energy LLC, Term Loan	8.375	09/30/20	9,678,381
48,711,808	Seadrill Operating LP, Term Loan (United Kingdom)	4.000	02/21/21	24,355,904

				48,842,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Packaging & Containers—1.4%
$28,637,527	Berry Plastics Group, Inc., Term Loan F	4.000%	10/01/22	$28,750,359
26,772,995	Novelis, Inc., Term Loan	4.000	06/02/22	26,677,415

				55,427,774

	Pharmaceuticals—5.1%
44,681,113	Endo Pharmaceuticals Holdings, Inc., Term Loan B (Luxembourg)	3.750	09/25/22	44,608,506
51,078,045	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain)	3.435	02/27/21	51,225,405
	Valeant Pharmaceuticals International, Inc.
42,628,516	Term Loan B, Series E-1	4.750	08/05/20	41,542,768
68,509,017	Term Loan B, Series F-1	5.000	04/01/22	66,933,310

				204,309,989

	Real Estate—1.5%
31,446,871	Cushman & Wakefield, Term Loan	4.250	11/04/21	31,459,921
	Realogy Corp.
649,419	Extended Synthetic LOC	4.689	10/10/16	643,931
28,037,650	Term Loan B	3.750	03/05/20	28,075,641

				60,179,493

	REITs—0.9%
34,511,563	Communications Sales & Leasing, Inc., Term Loan	5.000	10/24/22	33,945,401

	Retail—7.0%
19,896,254	Ascena Retail Group, Inc., Term Loan B	5.250	08/21/22	19,577,914
35,428,818	Dollar Tree, Inc., Term Loan B1	3.500	07/06/22	35,657,689
36,910,841	J.C. Penney Corp., Inc., Term Loan	6.000	05/22/18	37,031,908
44,853,162	Neiman Marcus Group, Inc., Term Loan	4.250	10/25/20	42,834,769
73,158,667	New Red Finance, Inc., Term Loan B2 (Canada)	3.750	12/10/21	73,398,628
69,386,030	PetSmart, Inc., Term Loan B1	4.250	03/11/22	69,302,420

				277,803,328

	Semiconductors—4.1%
	Avago Technologies Cayman Finance Ltd. (Singapore)
50,000,000	Term Loan A	2.183	02/01/21	48,729,000
70,500,000	Term Loan B1	4.250	02/01/23	70,644,878
44,711,274	NXP BV, Term Loan B (Netherlands)	3.750	12/07/20	44,901,297

				164,275,175

	Software—3.4%
3,209,594	Activision Blizzard Inc., Term Loan	3.250	10/12/20	3,232,912
45,984,967	BMC Software Finance, Inc., Term Loan	5.000	09/10/20	39,696,523
	First Data Corp.
18,943,846	Extended Term Loan	4.439	03/24/21	19,018,768
37,000,000	Term Loan	4.189	07/10/22	37,078,625
38,745,021	Infor US, Inc., Term Loan B5	3.750	06/03/20	37,937,962

				136,964,790

	Telecommunications—5.1%
14,507,502	Avaya, Inc., Term Loan B7	6.250	05/29/20	9,257,600
50,670,397	Intelsat Jackson Holdings SA, Term Loan B2 (Luxembourg)	3.750	06/30/19	47,675,270
	Level 3 Communications, Inc.
28,000,000	Term Loan B	4.000	01/15/20	28,136,500
33,000,000	Term Loan B2	3.500	05/31/22	33,073,755
26,353,501	LTS Buyer LLC, Term Loan B	4.000	04/13/20	26,366,678
30,912,500	T-Mobile USA, Inc., Term Loan	3.500	11/09/22	31,136,770
26,909,029	West Corp., Term Loan B10	3.250	06/30/18	26,781,211

				202,427,784

	Total Variable Rate Senior Loan Interests (Cost $3,629,940,458)			3,399,329,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2016

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—6.2%
	Computers—0.9%
$33,500,000	Denali Borrower LLC(e)	5.625%	10/15/20	$35,342,500

	Entertainment—0.4%
14,500,000	Scientific Games International, Inc.(e)	7.000	01/01/22	14,853,438

	Healthcare-Services—1.1%
19,151,000	CHS/Community Health Systems, Inc.	5.125	08/15/18	19,438,265
8,000,000	HCA, Inc.	3.750	03/15/19	8,240,000
1,111,000	HCA, Inc.	6.500	02/15/20	1,233,210
14,500,000	HCA, Inc.	4.750	05/01/23	14,898,750

				43,810,225

	Media—1.8%
37,174,000	iHeartCommunications, Inc.	9.000	12/15/19	28,949,252
5,802,000	Univision Communications, Inc.(e)	6.750	09/15/22	6,179,130
37,000,000	Univision Communications, Inc.(e)	5.125	05/15/23	37,462,500

				72,590,882

	Packaging & Containers—0.8%
29,500,000	Reynolds Group Holdings, Inc. (New Zealand)	5.750	10/15/20	30,680,000

	Software—0.9%
35,015,000	First Data Corp.(e)	6.750	11/01/20	36,832,629

	Telecommunications—0.3%
17,986,000	Avaya, Inc.(e)	7.000	04/01/19	11,556,005

	Total Corporate Bonds (Cost $253,409,811)			245,665,679

Number of Shares
	Money Market Fund—3.9%
153,848,905	Invesco Premier Portfolio—Institutional Class, 0.39%(f) (Cost $153,848,905)			153,848,905

	Total Investments (Cost $4,037,199,174)—95.5%			3,798,844,308
	Other assets less liabilities—4.5%			180,467,675

	Net Assets—100.0%			$3,979,311,983

Investment Abbreviations:

DIP—Debtor-in-Possession

LOC—Line of Credit

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at April 30, 2016 was $13,409,872, which represented less than 1% of the Fund’s Net Assets.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $142,226,202, which represented 3.57% of the Fund’s Net Assets.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Assets and Liabilities

April 30, 2016

(Unaudited)

PowerShares Senior Loan Portfolio (BKLN)
Assets:
Unaffiliated investments, at value	$3,644,995,403
Affiliated investments, at value	153,848,905

Total investments, at value	3,798,844,308
Cash	231,027,708
Receivables:
Investments sold	61,877,267
Shares sold	34,557,013
Interest	17,160,811

Total Assets	4,143,467,107

Liabilities:
Payables:
Investments purchased	162,097,058
Accrued unitary management fees	2,058,066

Total Liabilities	164,155,124

Net Assets	$3,979,311,983

Net Assets Consist of:
Shares of beneficial interest	$4,476,520,932
Undistributed net investment income	7,133,468
Undistributed net realized gain (loss)	(265,987,551)
Net unrealized appreciation (depreciation)	(238,354,866)

Net Assets	$3,979,311,983

Shares outstanding (unlimited amount authorized, $0.01 par value)	172,900,000
Net asset value	$23.02

Market price	$23.09

Unaffiliated investments, at cost	$3,883,350,269

Affiliated investments, at cost	$153,848,905

Total investments, at cost	$4,037,199,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Operations

For the six months ended April 30, 2016

(Unaudited)

PowerShares Senior Loan Portfolio (BKLN)
Investment Income:
Interest income	$109,026,692
Affiliated dividend income	214,813

Total Income	109,241,505

Expenses:
Unitary management fees	12,888,375

Less: Waivers	(114,070)

Net Expenses	12,774,305

Net Investment Income	96,467,200

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from investment securities	(167,673,050)
Net change in unrealized appreciation on investment securities	127,855,005

Net realized and unrealized gain (loss)	(39,818,045)

Net increase in net assets resulting from operations	$56,649,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares Senior Loan Portfolio (BKLN)
	April 30, 2016	October 31, 2015
Operations:
Net investment income	$96,467,200	$211,354,937
Net realized gain (loss)	(167,673,050)	(70,375,887)
Net change in unrealized appreciation (depreciation)	127,855,005	(249,175,964)

Net increase (decrease) in net assets resulting from operations	56,649,155	(108,196,914)

Distributions to Shareholders from:
Net investment income	(89,333,732)	(211,354,937)
Return of capital	—	(655,582)

Total distributions to shareholders	(89,333,732)	(212,010,519)

Shareholder Transactions:
Proceeds from shares sold	583,303,659	638,379,563
Value of shares repurchased	(1,385,321,757)	(1,783,328,111)
Transaction fees	5,036,167	3,214,983

Net increase (decrease) in net assets resulting from shares transactions	(796,981,931)	(1,141,733,565)

Increase (Decrease) in Net Assets	(829,666,508)	(1,461,940,998)

Net Assets:
Beginning of period	4,808,978,491	6,270,919,489

End of period	$3,979,311,983	$4,808,978,491

Undistributed net investment income at end of period	$7,133,468	$—

Changes in Shares Outstanding:
Shares sold	25,900,000	26,800,000
Shares repurchased	(61,600,000)	(74,900,000)
Shares outstanding, beginning of period	208,600,000	256,700,000

Shares outstanding, end of period	172,900,000	208,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Cash Flows

For the six months ended April 30, 2016

(Unaudited)

PowerShares Senior Loan Portfolio (BKLN)
Cash Provided By Operating Activities:
Net increase in net assets resulting from operations	$56,649,155

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By Operating Activities:
Purchases of investments	(1,066,151,896)
Proceeds from disposition of investments sold	1,787,768,149
Amortization of premiums and accretion of discounts on investments	(13,382,420)
Net cash paid for purchases, sales, and maturities of short-term investments	(10,785,000)
Increase in receivable for investments sold	(14,718,116)
Decrease in interest receivable	5,634,487
Increase in payable for investments purchased	55,135,513
Decrease in payable for accrued expenses	(579,033)
Net realized loss on investments	167,673,050
Net change in unrealized appreciation on investments	(127,855,005)

Net cash provided by operating activities	839,388,884

Cash Provided By (Used In) Financing Activities:
Distributions paid to shareholders	(89,333,732)
Proceeds from shares of beneficial interest sold	548,746,646
Disbursements for shares of beneficial interest repurchased	(1,454,491,235)
Net proceeds from transaction fees	5,036,167

Net cash provided by (used in) financing activities	(990,042,154)

Net decrease in cash and cash equivalents	(150,653,270)

Cash and cash equivalents at beginning of period	535,529,883

Cash and cash equivalents at end of period	$384,876,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Financial Highlights

PowerShares Senior Loan Portfolio (BKLN)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,								For the Period March 1, 2011(a) Through October 31, 2011
			2015		2014		2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$23.05		$24.43		$24.78		$24.76		$24.05		$25.00
Net investment income(b)	0.55		0.92		1.00		1.06		1.21		0.69
Net realized and unrealized gain (loss) on investments	(0.10)		(1.39)		(0.36)		0.04		0.58		(1.05)
Total from investment operations	0.45		(0.47)		0.64		1.10		1.79		(0.36)
Distributions to shareholders from:
Net investment income	(0.51)		(0.92)		(1.00)		(1.10)		(1.22)		(0.59)
Return of capital	—		(0.00	)(c)	(0.00	)(c)	(0.02)		(0.00	)(c)	—
Total distributions	(0.51)		(0.92)		(1.00)		(1.12)		(1.22)		(0.59)
Transaction fees(b)	0.03		0.01		0.01		0.04		0.14		—
Net asset value at end of period	$23.02		$23.05		$24.43		$24.78		$24.76		$24.05
Market price at end of period(d)	$23.09		$23.01		$24.37		$24.83		$24.83		$24.02
Net Asset Value Total Return(e)	2.14%		(1.96)%		2.66%		4.70%		8.26%		(1.44	)%(f)
Market Price Total Return(e)	2.64%		(1.89)%		2.21%		4.61%		8.67%		(1.57	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,979,312		$4,808,978		$6,270,919		$6,064,711		$1,195,811		$165,937
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(g)	0.65	%(h)	0.64%		0.65	%(h)	0.65	%(h)	0.65	%(g)(h)
Expenses, prior to Waivers	0.65	%(g)	0.65	%(h)	0.65%		0.65	%(h)	0.67	%(h)	0.75	%(g)(h)
Net investment income, after Waivers and Interest Expenses	4.87	%(g)	3.82%		4.03%		4.30%		5.00%		4.30	%(g)
Portfolio turnover rate(i)	29%		43%		61%		47%		49%		49%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (March 3, 2011, the first day of trading on the exchange) to October 31, 2011 was (1.16)%. The market price total return from Fund Inception to October 31, 2011 was (1.84)%.
(g)	Annualized.
(h)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2016

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2016, the Trust offered sixty-six portfolios. This report includes the following portfolio:

Full Name	Short Name
PowerShares Senior Loan Portfolio (BKLN)	“Senior Loan Portfolio”

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (the “Underlying Index”).

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature

13

exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involve purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed-income markets. As a

14

result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s returns.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Fund currently effects creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the Fund’s investments. As such, investments in the Fund’s Shares may be less tax efficient than investments in conventional ETFs.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund’s investments and a potential decrease in the NAV of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/asked spreads, decreased liquidity and extended trade settlement periods. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission (the “SEC”) or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.

C. Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

D. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such

15

interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

E. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of a loan or note.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

G. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

H. Expenses

The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the cost of transfer agency, custody, fund

16

administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and that are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

I. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.

As compensation for its services, the Fund has agreed to pay the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including payments to the Sub-Adviser, set-up fees and commitment fees associated with the Fund’s line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2016, the Adviser waived fees of $114,070.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with S&P Dow Jones Indices LLC (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

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Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$3,399,329,724	$—	$3,399,329,724
Corporate Bonds	—	245,665,679	—	245,665,679
Money Market Fund	153,848,905	—	—	153,848,905

Total Investments	$153,848,905	$3,644,995,403	$—	$3,798,844,308

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had capital loss carryforwards as of October 31, 2015 as follows:

Post-effective/no expiration
Short-Term	Long-Term	Total*
$45,738,994	$52,575,507	$98,314,501

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the six-month period ended April 30, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) were $1,066,151,896 and $1,787,768,149, respectively.

At April 30, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investment securities	$19,740,866
Aggregate unrealized (depreciation) of investment securities	(258,095,732)

Net unrealized appreciation (depreciation) of investment securities	$(238,354,866)

Cost of investments for tax and financial reporting purposes is the same.

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

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The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

Note 8. Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

During the six-month period ended April 30, 2016, there were no interests in senior loans purchased by the Fund on a participation basis.

Note 9. Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company. The Fund may borrow up to the lesser of (1) $600,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.05% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses. On March 1, 2016, the Board of Trustees approved changes to the upfront fee from 0.05% to 0.10% on the commitment amount. This change went into effect on June 1, 2016.

During the six-month period ended April 30, 2016, there were no outstanding borrowings from the line of credit.

Note 10. Capital

Shares are created and redeemed by the Fund only in Creation Units of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most ETFs, the Fund currently effects creations and redemptions principally in exchange for the deposit or delivery of cash, rather than principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”) because of the nature of the Fund’s investments.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

The Fund charges certain transaction fees for creations and redemptions, which are treated as increases in capital, which are shown in the Statement of Changes in Net Assets as Transaction fees.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of the PowerShares Senior Loan Portfolio (the “Fund”), a series of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Senior Loan Portfolio (BKLN)
Actual	$1,000.00	$1,021.44	0.64%	$3.22
Hypothetical (5% return before expenses)	1,000.00	1,021.68	0.64	3.22

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 14, 2016, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 66 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Contrarian Opportunities Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack AchieversTM Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 14, 2016 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, which had not commenced operations as of April 14, 2016) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2015, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception and one-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three- and five-year periods for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

0.15%	PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio, PowerShares Europe Currency Hedged Low Volatility Portfolio, PowerShares Japan Currency Hedged Low Volatility Portfolio, PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500 Momentum Portfolio, PowerShares S&P 500 Value Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

22

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares S&P 500® High Dividend Low Volatility Portfolio

0.35%:	PowerShares Contrarian Opportunities Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds (except for PowerShares DWA Tactical Sector Rotation Portfolio, which the Adviser indicated did not have any comparable peers).

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Build America Bond Portfolio		N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A2	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares Contrarian Opportunities Portfolio		X	X
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X		X

23

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares Europe Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares FTSE International Low Beta Equal Weight Portfolio			X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X	N/A	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio		X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio			X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares Japan Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Bank Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio		X	X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	X	X	X
PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500 High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500 Low Volatility Portfolio	X	X	X
PowerShares S&P 500 Momentum Portfolio		X	X
PowerShares S&P 500 Value Portfolio			X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X	X	X
PowerShares S&P International Developed Quality Portfolio			X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X

24

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that the Fund did not have any comparable ETF peers.

In response to questions from the Independent Trustees, the Adviser provided supplemental information comparing each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares FTSE RAFI Developed Markets Ex-U.S. Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio’s advisory fees and total expenses to an alternative peer group that the Adviser believes is more comparable than the Lipper peer group. The Adviser stated that, after reviewing the results of the alternative peer group analysis for these Funds, it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2018, for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio because the Fund had not yet commenced operations as of April 14, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

25

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio at a meeting held on April 14, 2016. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fee was reasonable in light of the sub-advisory services provided to PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

26

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2016 Invesco PowerShares Capital Management LLC		P-BKLN-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2016

2016 Semi-Annual Report to Shareholders

IDLB	PowerShares FTSE International Low Beta Equal Weight Portfolio

USLB	PowerShares Russell 1000 Low Beta Equal Weight Portfolio

XRLV	PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

SPHB	PowerShares S&P 500® High Beta Portfolio

SPHD	PowerShares S&P 500® High Dividend Low Volatility Portfolio

SPLV	PowerShares S&P 500® Low Volatility Portfolio

SPMO	PowerShares S&P 500 Momentum Portfolio

SPVU	PowerShares S&P 500 Value Portfolio

EELV	PowerShares S&P Emerging Markets Low Volatility Portfolio

EEMO	PowerShares S&P Emerging Markets Momentum Portfolio (formerly, PowerShares S&P Emerging Markets High Beta Portfolio)

IDLV	PowerShares S&P International Developed Low Volatility Portfolio

IDMO	PowerShares S&P International Developed Momentum Portfolio (formerly, PowerShares S&P International Developed High Beta Portfolio)

XMLV	PowerShares S&P MidCap Low Volatility Portfolio

XSLV	PowerShares S&P SmallCap Low Volatility Portfolio

2

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	20.5
Industrials	19.6
Consumer Discretionary	16.8
Consumer Staples	11.6
Information Technology	7.2
Materials	6.7
Health Care	6.5
Utilities	4.9
Telecommunication Services	3.8
Energy	2.2
Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—5.4%
148,572	Alumina Ltd.	$169,507
14,299	Amcor Ltd.	168,049
19,565	Aristocrat Leisure Ltd.	149,310
22,316	Asciano Ltd.	150,379
48,270	Aurizon Holdings Ltd.	157,295
140,269	AusNet Services	164,316
36,270	BlueScope Steel Ltd.	179,086
15,820	Brambles Ltd.	150,672
25,015	Challenger Ltd.	171,048
23,149	Coca-Cola Amatil Ltd.	151,929
1,889	CSL Ltd.	151,627
26,207	Dexus Property Group REIT	168,399
86,633	DUET Group	148,757
30,854	DuluxGroup Ltd.	150,696
4,750	Flight Centre Travel Group Ltd.	142,497
89,447	Fortescue Metals Group Ltd.	232,772
30,013	Goodman Group REIT	157,812
39,599	GPT Group (The) REIT	152,007
41,160	Harvey Norman Holdings Ltd.	140,722
80,749	Healthscope Ltd.	167,616
38,738	Insurance Australia Group Ltd.	170,578
42,391	Macquarie Atlas Roads Group, Class Miscellaneous	157,548
108,910	Mirvac Group REIT	155,424
11,780	Newcrest Mining Ltd.(a)	170,539
28,382	Oil Search Ltd.	152,268
84,499	Orora Ltd.	170,242
37,503	OZ Minerals Ltd.	168,288
3,875	REA Group Ltd.	150,581
45,615	Scentre Group REIT	163,264
87,013	Shopping Centres Australasia Property Group REIT	155,385
10,933	Sonic Healthcare Ltd.	162,031

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
38,077	Star Entertainment Group Ltd. (The)	$164,180
47,999	Stockland REIT	160,075
17,337	Suncorp Group Ltd.	165,384
31,376	Sydney Airport	163,063
46,547	Tabcorp Holdings Ltd.	157,364
39,511	Telstra Corp. Ltd.	161,619
18,949	TPG Telecom Ltd.	154,877
17,541	Transurban Group	155,015
21,173	Treasury Wine Estates Ltd.	150,594
64,346	Vicinity Centres REIT	163,031
4,951	Wesfarmers Ltd.	161,600
19,545	Westfield Corp. REIT	150,649
7,318	Woodside Petroleum Ltd.	158,271
8,971	Woolworths Ltd.	151,370

		7,217,736

	Austria—0.5%
2,998	Andritz AG	167,945
25,070	Telekom Austria AG	157,410
6,056	Vienna Insurance Group AG Wiener Versicherung Gruppe	136,713
4,794	voestalpine AG	172,850

		634,918

	Belgium—1.3%
1,114	Ackermans & van Haaren NV	145,072
3,775	Ageas	148,130
5,825	bpost SA	164,356
2,720	Colruyt SA	156,640
1,883	Groupe Bruxelles Lambert SA	166,346
2,580	KBC Groep NV	144,884
4,453	Proximus SADP	149,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Belgium (continued)
1,571	Solvay SA	$158,810
2,849	Telenet Group Holding NV(a)	141,618
1,937	UCB SA	144,982
3,274	Umicore SA	163,213

		1,683,871

	Canada—4.2%
4,327	Agnico Eagle Mines Ltd.	204,881
1,675	Agrium, Inc.	144,580
3,134	Alimentation Couche-Tard, Inc., Class B	137,610
2,605	Bank of Montreal	169,993
3,353	BCE, Inc.	157,505
2,129	Canadian Imperial Bank of Commerce	172,244
2,528	Canadian National Railway Co.	155,926
1,216	Canadian Pacific Railway Ltd.	175,740
1,454	Canadian Tire Corp. Ltd., Class A	158,645
5,667	Canadian Utilities Ltd., Class A	163,278
12,200	Cenovus Energy, Inc.	193,723
3,391	CGI Group, Inc., Class A(a)	155,175
4,198	Enbridge, Inc.	174,676
276	Fairfax Financial Holdings Ltd.	148,180
5,012	Fortis, Inc.	159,251
2,537	Franco-Nevada Corp.	178,437
1,756	George Weston Ltd.	152,637
4,455	Imperial Oil Ltd.	147,990
2,288	Intact Financial Corp.	169,600
7,977	Inter Pipeline Ltd.	170,863
2,789	Loblaw Cos. Ltd.	154,145
4,500	Metro, Inc.	150,850
5,172	National Bank of Canada	185,145
5,879	Pembina Pipeline Corp.	176,896
7,910	Potash Corp. of Saskatchewan, Inc.	140,190
7,429	RioCan Real Estate Investment Trust REIT	161,794
3,838	Rogers Communications, Inc., Class B	149,525
4,934	Saputo, Inc.	155,394
8,463	Shaw Communications, Inc., Class B	156,882
4,454	SNC-Lavalin Group, Inc.	167,870
4,862	Sun Life Financial, Inc.	166,129
5,878	Suncor Energy, Inc.	172,830
5,015	TELUS Corp.	159,266
3,642	Toronto-Dominion Bank (The)	162,387

		5,550,237

	China—0.7%
20,210	AAC Technologies Holdings, Inc.	140,557
374,212	FIH Mobile Ltd.	160,641
1,646,221	Semiconductor Manufacturing International Corp.(a)	135,820
150,313	Tingyi Cayman Islands Holding Corp.	175,751
217,860	Uni-President China Holdings Ltd.	203,335
206,174	Want Want China Holdings Ltd.	158,939

		975,043

	Denmark—1.3%
46	A.P. Moeller—Maersk A/S, Class A	62,647
65	A.P. Moeller—Maersk A/S, Class B	91,424
2,367	Chr. Hansen Holding A/S	147,339

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Denmark (continued)
1,933	Coloplast A/S, Class B	$144,983
5,238	Danske Bank A/S	148,153
3,550	DSV A/S	149,412
4,305	ISS A/S	163,500
3,211	Jyske Bank A/S	131,488
1,147	Pandora A/S	148,973
7,946	Tryg A/S	150,035
2,116	Vestas Wind Systems A/S	151,415
1,671	William Demant Holding(a)	171,773

		1,661,142

	Finland—0.9%
4,115	Elisa Oyj	153,695
10,731	Fortum Oyj	161,746
3,617	Kesko Oyj, Class B	144,540
3,313	Kone Oyj, Class B	151,175
4,782	Neste Oyj	153,029
4,313	Orion Oyj, Class B	150,469
3,150	Sampo Oyj, Class A	137,567
3,568	Wartsila Oyj Abp	153,002

		1,205,223

	France—6.3%
3,315	Accor SA	146,880
1,257	Aeroports de Paris	158,223
1,388	Air Liquide SA	157,385
1,978	Atos SE	176,007
1,337	bioMerieux	172,505
2,925	BNP Paribas SA	154,911
3,704	Bouygues SA	123,538
7,392	Bureau Veritas SA	175,255
1,692	Capgemini SA	158,000
807	Christian Dior SE	141,741
3,674	Cie de Saint-Gobain	168,299
1,565	Cie Generale des Etablissements Michelin	163,384
9,543	CNP Assurances	162,475
2,100	Danone SA	147,128
1,892	Dassault Systemes	148,006
2,142	Eiffage SA	170,335
9,368	Engie SA	154,507
1,227	Essilor International SA	158,874
1,759	Euler Hermes Group	167,218
2,433	Eurazeo SA	171,378
4,757	Eutelsat Communications SA	147,789
1,765	Fonciere des Regions REIT	167,060
1,184	Gecina SA REIT	171,275
13,602	Groupe Eurotunnel SE	173,706
417	Hermes International	148,537
601	Iliad SA	131,373
2,399	Imerys SA	177,116
1,446	Ingenico Group	170,586
2,715	Ipsen SA	164,344
3,673	JCDecaux SA	162,280
2,921	Legrand SA	166,408
868	L’Oreal SA	157,525
858	LVMH Moet Hennessy Louis Vuitton SE	142,591
3,878	Numericable-SFR SA	126,965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
8,296	Orange SA	$137,586
1,752	Orpea	144,499
2,326	Publicis Groupe SA	172,180
2,135	Remy Cointreau SA	177,237
368	Sartorius Stedim Biotech SA	140,566
4,034	SCOR SE	137,386
1,582	SEB SA	177,335
1,047	Societe BIC SA	148,638
1,445	Sodexo SA	145,957
8,312	Suez Environnement Co.	153,274
2,965	Technip SA	173,568
1,877	Teleperformance	168,546
1,848	Thales SA	159,804
3,151	Total SA	158,543
574	Unibail-Rodamco SE REIT	153,839
1,027	Valeo SA	162,855
6,436	Veolia Environnement SA	158,155
2,113	Vinci SA	157,889
6,862	Vivendi SA	131,723

		8,343,184

	Germany—5.4%
1,369	Adidas AG	176,555
952	Allianz SE	161,648
2,846	Axel Springer SE	158,941
1,367	Bayer AG	157,744
1,654	Beiersdorf AG	148,446
2,987	Brenntag AG	175,198
700	Continental AG	153,775
1,700	Deutsche Boerse AG	139,587
9,475	Deutsche Lufthansa AG	147,156
6,078	Deutsche Post AG	178,491
8,470	Deutsche Telekom AG	148,281
5,519	Deutsche Wohnen BR AG	169,060
4,703	Evonik Industries AG	149,020
2,106	Fielmann AG	155,315
2,519	Fraport AG Frankfurt Airport Services Worldwide	152,508
1,710	Fresenius Medical Care AG & Co. KGaA	148,360
2,176	Fresenius SE & Co. KGaA	158,310
1,184	FUCHS PETROLUB SE	43,666
2,417	FUCHS PETROLUB SE (Preference Shares)	103,410
3,275	GEA Group AG	151,879
1,390	Hannover Rueck SE	158,535
1,960	HeidelbergCement AG	174,181
590	Henkel AG & Co. KGaA	59,960
877	Henkel AG & Co. KGaA (Preference Shares)	100,126
1,345	HOCHTIEF AG	172,458
2,614	HUGO BOSS AG	166,733
11,653	Infineon Technologies AG	165,833
6,643	K+S AG	165,714
2,909	KION Group AG	158,528
1,801	LEG Immobilien AG	166,693
1,042	Linde AG	159,207
1,408	MAN SE	152,799
1,580	MTU Aero Engines AG	149,151

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
725	Muenchener Rueckversicherungs-Gesellschaft AG	$134,480
3,106	Osram Licht AG	162,131
2,812	ProSiebenSat.1 Media SE	143,387
295	Rational AG	149,798
11,272	RWE AG(a)	168,416
763	RWE AG (Preference Shares)	8,350
1,869	SAP SE	146,250
566	Sartorius AG (Preference Shares)	139,669
1,548	Siemens AG	161,556
9,550	Suedzucker AG	168,447
2,306	Symrise AG	152,818
5,036	Talanx AG	167,127
9,662	TUI AG	140,265
2,909	United Internet AG	142,052
4,587	Vonovia Se	154,380
3,482	Wirecard AG	150,411

		7,216,805

	Hong Kong—5.1%
17,517	ASM Pacific Technology Ltd.	126,457
53,285	Cafe de Coral Holdings Ltd.	161,080
289,708	Champion REIT	155,363
14,927	Cheung Kong Infrastructure Holdings Ltd.	141,146
223,904	Chow Tai Fook Jewellery Group Ltd.	155,866
16,257	CLP Holdings Ltd.	150,369
26,400	Dah Sing Financial Holdings Ltd.	180,885
206,000	First Pacific Co. Ltd.	130,655
1,302,000	Global Brands Group Holding Ltd.(a)	154,417
45,547	Great Eagle Holdings Ltd.	184,955
8,644	Hang Seng Bank Ltd.	157,119
26,002	Henderson Land Development Co. Ltd.	162,571
80,115	Hong Kong & China Gas Co. Ltd.	149,547
23,747	Hongkong Land Holdings Ltd.	150,793
306,422	Hopewell Highway Infrastructure Ltd.	152,871
46,284	Hopewell Holdings Ltd.	156,325
323,700	Hutchison Port Holdings Trust	144,046
404,559	Hutchison Telecommunications Hong Kong Holdings Ltd.	141,855
35,564	Hysan Development Co. Ltd.	157,483
2,552	Jardine Matheson Holdings Ltd.	141,126
4,870	Jardine Strategic Holdings Ltd.	140,986
48,704	Johnson Electric Holdings Ltd.	144,093
96,023	Kerry Logistics Network Ltd.	135,421
185,281	Kowloon Development Co. Ltd.	178,421
118,158	Lifestyle International Holdings Ltd.	195,884
25,269	Link REIT	153,591
30,570	MTR Corp. Ltd.	151,329
98,569	NWS Holdings Ltd.	150,194
37,710	Orient Overseas International Ltd.	143,651
240,000	PCCW Ltd.	162,739
15,127	Power Assets Holdings Ltd.	144,207
458,724	Sa Sa International Holdings Ltd.	140,742
149,610	Shangri-La Asia Ltd.	183,030
98,128	Sino Land Co. Ltd.	154,582
221,533	Sun Art Retail Group Ltd.	166,210
13,000	Sun Hung Kai Properties Ltd.	164,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
14,528	Swire Pacific Ltd., Class A	$157,974
55,007	Swire Properties Ltd.	143,240
36,924	Techtronic Industries Co. Ltd.	138,753
149,285	Texwinca Holdings Ltd.	145,490
12,583	VTech Holdings Ltd.	130,093
242,500	WH Group Ltd.(a)(b)	196,321
28,000	Wharf Holdings Ltd. (The)	151,962
41,129	Yue Yuen Industrial Holdings Ltd.	150,048

		6,778,208

	Indonesia—0.1%
561,904	Golden Agri-Resources Ltd.	167,227

	Ireland—0.3%
1,705	Kerry Group PLC, Class A	152,066
1,004	Paddy Power Betfair PLC	134,575
1,755	Ryanair Holdings PLC ADR	142,067

		428,708

	Israel—3.0%
15,263	Airport City Ltd.(a)	150,524
20,238	Alony Hetz Properties & Investments Ltd. REIT	166,513
44,777	Amot Investments Ltd.	163,273
3,912	Azrieli Group Ltd.	155,537
29,136	Bank Hapoalim BM	150,032
44,146	Bank Leumi Le-Israel(a)	162,746
62,296	Bezeq The Israeli Telecommunication Corp. Ltd.	133,020
13,139	Clal Insurance Enterprise Holdings Ltd.(a)	162,385
15,626	Delek Automotive Systems Ltd.	145,312
355	Delek Energy Systems Ltd.(a)	162,639
1,739	Elbit Systems Ltd.	174,156
12,145	First International Bank of Israel Ltd.	152,898
2,738	Frutarom Industries Ltd.	140,476
17,406	Gazit-Globe Ltd.	161,959
40,655	Harel Insurance Investments & Financial Services Ltd.	161,857
34,564	Israel Chemicals Ltd.	171,686
88,801	Israel Discount Bank Ltd., Class A(a)	148,814
4,365	Melisron Ltd.	170,273
226,030	Migdal Insurance & Financial Holding Ltd.(a)	168,773
12,636	Mizrahi Tefahot Bank Ltd.	146,588
2,376	NICE Systems Ltd.	153,032
380,299	Oil Refineries Ltd.(a)	137,549
955	Paz Oil Co. Ltd.	148,988
94,581	Shikun & Binui Ltd.	182,802
10,733	Strauss Group Ltd.	170,290

		3,942,122

	Italy—1.4%
5,754	Atlantia SpA	160,277
17,730	Davide Campari-Milano SpA	171,188
72,089	Enel SpA	326,801
18,790	Finecobank Banca Fineco SpA	150,863
2,595	Luxottica Group SpA	141,387
54,747	Parmalat SpA	152,748
47,938	Prada SpA	162,529

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
7,134	Prysmian SpA	$168,239
6,071	Recordati SpA	154,296
27,046	Snam SpA	165,108
27,831	Terna-Rete Elettrica Nationale SpA	156,959

		1,910,395

	Japan—32.5%
40,392	77 Bank Ltd. (The)	146,853
2,430	ABC-Mart, Inc.	162,613
31,070	ACOM Co. Ltd.(a)	169,005
15,500	Advantest Corp.	153,559
10,473	Air Water, Inc.	163,073
5,869	Ajinomoto Co., Inc.	140,150
7,539	Alfresa Holdings Corp.	150,646
49,907	ANA Holdings, Inc.	143,664
3,910	Aoyama Trading Co. Ltd.	150,560
44,079	Aozora Bank Ltd.	161,081
29,422	Asahi Glass Co. Ltd.	178,465
4,840	Asahi Group Holdings Ltd.	158,732
3,300	Asahi Intecc Co. Ltd.	163,774
24,912	Asahi Kasei Corp.	176,883
4,300	ASKUL Corp.	174,017
9,848	Astellas Pharma, Inc.	137,786
8,414	Autobacs Seven Co. Ltd.	148,628
31,315	Awa Bank Ltd. (The)	164,777
5,814	Azbil Corp.	153,834
7,200	Bandai Namco Holdings, Inc.	157,465
16,500	Bic Camera, Inc.	166,704
4,035	Bridgestone Corp.	155,223
12,693	Brother Industries Ltd.	151,493
3,405	Calbee, Inc.	137,638
20,000	Calsonic Kansei Corp.	143,371
8,653	Canon Marketing Japan, Inc.	159,643
5,055	Canon, Inc.	147,027
6,834	Capcom Co. Ltd.	161,852
7,504	Casio Computer Co. Ltd.	148,334
850	Central Japan Railway Co.	154,397
4,055	Century Tokyo Leasing Corp.	143,069
18,182	Chiyoda Corp.	143,763
10,614	Chubu Electric Power Co., Inc.	143,891
4,610	Chugai Pharmaceutical Co. Ltd.	162,004
13,753	Chugoku Bank Ltd. (The)	147,562
10,547	Chugoku Electric Power Co., Inc. (The)	140,568
26,047	Citizen Holdings Co. Ltd.	151,907
7,834	Coca-Cola East Japan Co. Ltd.	147,755
6,084	Coca-Cola West Co. Ltd.	170,019
8,400	Colopl, Inc.	172,012
9,653	COMSYS Holdings Corp.	149,403
7,400	Cookpad, Inc.	110,452
960	Cosmos Pharmaceutical Corp.	165,989
3,500	CyberAgent, Inc.	170,101
16,353	Dai Nippon Printing Co. Ltd.	159,105
11,003	Daicel Corp.	142,429
10,058	Daihatsu Motor Co. Ltd.	141,007
6,500	Daiichi Sankyo Co. Ltd.	158,012
2,130	Daikin Industries Ltd.	176,858
89,000	Daikyo, Inc.	146,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
43,250	Daishi Bank Ltd. (The)	$155,222
1,070	Daito Trust Construction Co. Ltd.	154,957
5,000	Daiwa House Industry Co. Ltd.	138,464
24,000	Daiwa Securities Group, Inc.	144,949
9,234	DeNA Co. Ltd.	160,869
4,200	Don Quijote Holdings Co. Ltd.	156,035
2,312	Eisai Co. Ltd.	147,694
4,550	Electric Power Development Co. Ltd.	140,972
7,200	EXEDY Corp.	174,692
2,700	Ezaki Glico Co. Ltd.	141,063
2,970	FamilyMart Co. Ltd.	160,721
500	Fast Retailing Co. Ltd.	136,385
3,725	FP Corp.	168,329
12,100	Fuji Media Holdings, Inc.	140,909
3,790	FUJIFILM Holdings Corp.	161,844
29,158	Fukuyama Transporting Co. Ltd.	152,065
64,396	Furukawa Electric Co. Ltd.	161,900
4,200	Glory Ltd.	142,493
34,604	GS Yuasa Corp.	146,831
58,600	GungHo Online Entertainment, Inc.	157,734
33,007	Gunma Bank Ltd. (The)	135,428
8,194	H2O Retailing Corp.	139,458
32,000	Hachijuni Bank Ltd. (The)	145,054
12,500	Hakuhodo DY Holdings, Inc.	146,969
22,052	Hankyu Hanshin Holdings, Inc.	143,242
7,099	Heiwa Corp.	152,934
2,000	Hikari Tsushin, Inc.	154,026
1,266	Hirose Electric Co. Ltd.	159,855
5,300	HIS Co. Ltd.	134,983
3,222	Hisamitsu Pharmaceutical Co., Inc.	157,494
5,149	Hitachi High-Technologies Corp.	145,334
9,664	Hitachi Transport System Ltd.	167,457
98,193	Hokuhoku Financial Group, Inc.	128,483
9,458	Hokuriku Electric Power Co.	126,938
1,825	Hoshizaki Electric Co. Ltd.	158,117
7,519	House Foods Group, Inc.	148,138
15,500	Hulic Co. Ltd.	159,353
39,575	Hyakugo Bank Ltd. (The)	151,280
50,546	Hyakujushi Bank Ltd. (The)	149,755
6,000	IT Holdings Corp.	147,315
4,734	Ito EN Ltd.	148,663
7,164	ITOCHU Techno-Solutions Corp.	144,626
21,300	Iyo Bank Ltd. (The)	145,723
3,785	Izumi Co. Ltd.	151,761
4,020	Japan Airlines Co. Ltd.	148,522
3,500	Japan Tobacco, Inc.	148,184
9,313	JGC Corp.	163,986
41,425	Joyo Bank Ltd. (The)	149,834
9,918	JSR Corp.	140,990
46,219	Juroku Bank Ltd. (The)	140,823
7,569	Kagome Co. Ltd.	165,111
25,078	Kajima Corp.	160,554
2,185	Kaken Pharmaceutical Co. Ltd.	123,959
14,822	Kamigumi Co. Ltd.	138,253
19,662	Kandenko Co. Ltd.	143,337
2,770	Kao Corp.	158,337

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
86,584	Kawasaki Kisen Kaisha Ltd.	$190,979
5,524	KDDI Corp.	163,611
20,952	Keihan Holdings Co. Ltd.	155,091
16,872	Keikyu Corp.	156,586
15,552	Keio Corp.	140,992
10,618	Keisei Electric Railway Co. Ltd.	151,140
38,185	Keiyo Bank Ltd. (The)	144,539
6,354	Kewpie Corp.	171,685
300	Keyence Corp.	188,308
4,250	Kikkoman Corp.	140,415
11,443	Kinden Corp.	137,750
33,784	Kintetsu Group Holdings Co. Ltd.	142,089
6,014	Kissei Pharmaceutical Co. Ltd.	143,500
1,696	Kobayashi Pharmaceutical Co. Ltd.	139,808
7,654	Komeri Co. Ltd.	197,010
5,854	Konami Holdings Corp.	187,939
16,700	Konica Minolta, Inc.	151,087
1,575	Kose Corp.	151,030
4,245	K’s Holdings Corp.	146,598
12,778	Kuraray Co. Ltd.	167,913
6,484	Kurita Water Industries Ltd.	160,108
3,200	Kyocera Corp.	163,686
7,300	KYORIN Holdings, Inc.	149,009
9,074	Kyowa Hakko Kirin Co. Ltd.	168,258
1,906	Lawson, Inc.	151,418
7,744	Lintec Corp.	154,019
13,562	Lion Corp.	170,864
5,749	M3, Inc.	161,732
9,309	Maeda Road Construction Co. Ltd.	173,399
2,340	Makita Corp.	151,342
27,958	Marubeni Corp.	153,149
5,214	Maruichi Steel Tube Ltd.	156,427
16,500	Matsui Securities Co. Ltd.	146,965
3,100	Matsumotokiyoshi Holdings Co. Ltd.	157,905
1,800	MEIJI Holdings Co. Ltd.	144,343
14,000	Mitsubishi Electric Corp.	156,755
7,669	Mitsubishi Estate Co. Ltd.	152,025
5,469	Mitsubishi Shokuhin Co. Ltd.	143,836
7,839	Mitsubishi Tanabe Pharma Corp.	143,819
12,018	Mitsui & Co. Ltd.	150,681
6,093	Mitsui Fudosan Co. Ltd.	155,179
1,920	Mochida Pharmaceutical Co. Ltd.	146,429
7,394	Nabtesco Corp.	173,318
13,568	Nagase & Co. Ltd.	156,737
30,269	Nagoya Railroad Co. Ltd.	156,161
25,000	Nankai Electric Railway Co. Ltd.	135,754
63,000	NEC Corp.	158,979
9,300	Nexon Co. Ltd.	144,635
7,459	NH Foods Ltd.	169,474
15,800	NHK Spring Co. Ltd.	145,603
17,582	Nichirei Corp.	157,752
5,700	Nihon Kohden Corp.	148,580
2,800	Nihon M&a Center, Inc.	165,914
9,318	Nikon Corp.	140,299
1,036	Nintendo Co. Ltd.	146,741
10,729	Nippo Corp.	180,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
29,730	Nippon Electric Glass Co. Ltd.	$162,550
31,345	Nippon Express Co. Ltd.	149,115
15,143	Nippon Kayaku Co. Ltd.	168,562
8,497	Nippon Paper Industries Co. Ltd.	167,248
3,900	Nippon Shinyaku Co. Ltd.	182,069
3,405	Nippon Telegraph & Telephone Corp.	154,792
8,064	Nippon Television Holdings, Inc.	135,059
14,693	Nipro Corp.	147,486
19,475	Nishi-Nippon Railroad Co. Ltd.	121,406
6,149	Nissan Chemical Industries Ltd.	169,881
14,000	Nissan Shatai Co. Ltd.	143,147
8,593	Nisshin Seifun Group, Inc.	144,482
3,065	Nissin Foods Holdings Co. Ltd.	145,523
1,800	Nitori Holdings Co. Ltd.	172,943
7,619	Nomura Real Estate Holdings, Inc.	144,127
4,215	Nomura Research Institute Ltd.	153,244
57,900	North Pacific Bank Ltd.	152,062
7,564	NS Solutions Corp.	136,088
2,865	NTT Data Corp.	153,700
6,169	NTT DoCoMo, Inc.	149,735
14,172	NTT Urban Development Corp.	138,283
15,097	Obayashi Corp.	152,529
2,775	OBIC Co. Ltd.	150,687
12,667	Odakyu Electric Railway Co. Ltd.	141,238
37,175	OJI Holdings Corp.	157,393
29,000	Okasan Securities Group, Inc.	159,643
3,800	Olympus Corp.	154,316
3,760	Ono Pharmaceutical Co. Ltd.	174,936
2,885	Oracle Corp. Japan	159,357
80,000	Orient Corp.(a)	166,737
2,000	Oriental Land Co. Ltd.	142,063
38,124	Osaka Gas Co. Ltd.	141,386
8,300	OSG Corp.	158,250
2,900	Otsuka Corp.	144,194
3,930	Otsuka Holdings Co. Ltd.	157,795
19,902	PanaHome Corp.	160,339
5,309	Park24 Co. Ltd.	153,075
1,930	Pola Orbis Holdings, Inc.	158,556
28,639	Rengo Co. Ltd.	160,065
5,999	Resorttrust, Inc.	129,125
14,223	Ricoh Co. Ltd.	150,744
1,601	Rinnai Corp.	146,192
7,754	Rohto Pharmaceutical Co. Ltd.	137,115
735	Ryohin Keikaku Co. Ltd.	169,470
23,717	San-in Godo Bank Ltd. (The)	158,712
3,905	Sankyo Co. Ltd.	152,193
7,236	Sanrio Co. Ltd.	146,485
9,408	Santen Pharmaceutical Co. Ltd.	140,335
30,899	Sapporo Holdings Ltd.	170,097
2,125	Sawai Pharmaceutical Co. Ltd.	140,614
3,915	SCSK Corp.	146,911
1,925	Secom Co. Ltd.	151,938
7,200	Seibu Holdings, Inc.	157,196
8,900	Seiko Epson Corp.	153,553
8,600	Sekisui House Ltd.	155,249
42,005	Senshu Ikeda Holdings, Inc.	162,924

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
3,580	Seven & i Holdings Co. Ltd.	$152,007
33,600	Seven Bank Ltd.	147,910
35,055	Shiga Bank Ltd. (The)	157,919
9,700	Shikoku Electric Power Co., Inc.	123,205
6,719	Shimachu Co. Ltd.	161,326
9,000	Shimadzu Corp.	142,493
1,300	Shimamura Co. Ltd.	180,186
956	Shimano, Inc.	143,675
18,197	Shimizu Corp.	167,182
3,095	Shionogi & Co. Ltd.	163,233
6,374	Shiseido Co. Ltd.	148,039
16,557	Shochiku Co. Ltd.	168,363
22,600	SKY Perfect JSAT Holdings, Inc.	123,567
2,935	SoftBank Group Corp.	164,258
2,780	Sohgo Security Services Co. Ltd.	159,533
23,423	Sotetsu Holdings, Inc.	153,898
6,099	Square Enix Holdings Co. Ltd.	161,831
6,400	Stanley Electric Co. Ltd.	137,098
4,100	START TODAY Co. Ltd.	177,803
2,965	Sugi Holdings Co. Ltd.	147,426
12,158	Sumitomo Dainippon Pharma Co. Ltd.	161,698
39,929	Sumitomo Osaka Cement Co. Ltd.	175,397
7,509	Sumitomo Real Estate Sales Co. Ltd.	155,872
4,935	Sumitomo Realty & Development Co. Ltd.	149,671
9,800	Sumitomo Rubber Industries Ltd.	155,708
2,140	Sundrug Co. Ltd.	157,607
3,382	Suntory Beverage & Food Ltd.	151,407
23,587	Taisei Corp.	164,896
1,800	Taisho Pharmaceutical Holdings Co. Ltd.	151,409
11,028	Temp Holdings Co. Ltd.	172,127
4,193	Terumo Corp.	165,572
27,885	Tobu Railway Co., Ltd.	146,468
5,747	Toho Co. Ltd.	150,933
20,372	Toho Gas Co. Ltd.	142,801
10,893	Tohoku Electric Power Co., Inc.	143,346
3,995	Tokio Marine Holdings, Inc.	137,741
8,800	Tokyo Broadcasting System Holdings, Inc.	125,755
27,200	Tokyo Electric Power Co. Holdings, Inc.(a)	149,988
31,584	Tokyo Gas Co. Ltd.	143,197
11,800	Tokyo Tatemono Co. Ltd.	160,796
17,602	Tokyu Corp.	156,122
21,500	Tokyu Fudosan Holdings Corp.	152,316
19,000	TonenGeneral Sekiyu K.K.	185,925
12,138	Toppan Forms Co. Ltd.	137,949
17,137	Toppan Printing Co. Ltd.	151,678
17,667	Toray Industries, Inc.	153,017
3,915	Toyo Suisan Kaisha Ltd.	142,703
97,594	Toyobo Co. Ltd.	170,569
6,400	TS Tech Co. Ltd.	152,949
5,559	Tsumura & Co.	146,931
1,695	Tsuruha Holdings, Inc.	167,290
7,748	TV Asahi Corp.	133,026
6,294	Unicharm Corp.	134,857
10,458	Ushio, Inc.	147,885
8,754	USS Co. Ltd.	143,507
11,993	Wacoal Holdings Corp.	149,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
2,800	Welcia Holdings Co. Ltd.	$152,306
2,937	Yakult Honsha Co. Ltd.	151,249
28,554	Yamada Denki Co. Ltd.	146,780
5,000	Yamaha Corp.	149,540
6,914	Yamato Holdings Co. Ltd.	144,038
14,793	Yokogawa Electric Corp.	166,740
8,904	Yokohama Rubber Co. Ltd. (The)	156,451
4,600	Zenkoku Hosho Co. Ltd.	169,391
22,000	Zeon Corp.	162,232

		43,373,003

	Luxembourg—0.6%
402	Eurofins Scientific SE	149,203
74,298	L’Occitane International SA	143,286
1,677	RTL Group SA	140,138
5,314	SES SA FDR, Class A	145,008
13,216	Tenaris SA	178,313

		755,948

	Netherlands—1.4%
2,443	Akzo Nobel NV	173,174
1,569	ASML Holding NV	151,671
3,955	Boskalis Westminster NV	164,909
2,283	Gemalto NV	148,522
1,988	Heineken Holding NV, Class A	164,146
1,774	Heineken NV	166,307
6,414	Koninklijke Ahold NV	139,579
2,911	Koninklijke DSM NV	178,575
38,438	Koninklijke KPN NV	151,226
3,040	Koninklijke Vopak NV	165,197
4,752	NN Group NV	164,696
3,821	Wolters Kluwer NV	145,449

		1,913,451

	New Zealand—0.9%
159,018	Kiwi Property Group Ltd.	164,566
84,851	Mighty River Power Ltd.	179,183
52,173	Sky Network Television Ltd.	194,449
50,753	SKYCITY Entertainment Group Ltd.	173,541
63,282	Spark New Zealand Ltd.	164,167
66,176	Vector Ltd.	155,016
80,096	Warehouse Group Ltd. (The)	154,580

		1,185,502

	Norway—0.8%
12,579	DNB ASA	161,058
9,281	Gjensidige Forsikring ASA	158,941
10,750	Marine Harvest ASA	167,277
36,192	Norsk Hydro ASA	157,446
17,414	Orkla ASA	152,031
5,199	Schibsted ASA, Class A	151,663
9,790	Telenor ASA	168,509

		1,116,925

	Portugal—0.1%
46,273	EDP-Energias de Portugal SA	164,508

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Russia—0.1%
415,841	United Co. RUSAL PLC	$144,739

	Singapore—2.9%
85,841	Ascendas Real Estate Investment Trust REIT	157,114
142,965	CapitaLand Commercial Trust Ltd. REIT	152,107
93,294	CapitaLand Mall Trust REIT	143,684
26,500	City Developments Ltd.	164,436
67,899	ComfortDelGro Corp. Ltd.	145,998
131,900	Frasers Centrepoint Ltd.	163,887
5,184	Jardine Cycle & Carriage Ltd.	148,957
79,804	M1 Ltd.	146,658
161,300	Neptune Orient Lines Ltd.(a)	154,213
126,158	Olam International Ltd.	154,876
24,547	Oversea-Chinese Banking Corp. Ltd.	160,171
50,400	SATS Ltd.	153,744
71,188	Sembcorp Industries Ltd.	153,070
56,306	SIA Engineering Co. Ltd.	158,774
17,832	Singapore Airlines Ltd.	152,575
27,545	Singapore Exchange Ltd.	154,320
53,974	Singapore Press Holdings Ltd.	163,040
67,370	Singapore Technologies Engineering Ltd.	161,401
54,887	Singapore Telecommunications Ltd.	157,631
121,800	SMRT Corp. Ltd.	138,651
59,642	StarHub Ltd.	146,881
121,467	Suntec REIT	152,280
24,457	Venture Corp. Ltd.	152,305
127,700	Wing Tai Holdings Ltd.	178,146
187,193	Yanlord Land Group Ltd.	168,523

		3,883,442

	South Korea—8.3%
797	Amorepacific Corp. (Preference Shares)	159,134
1,213	AMOREPACIFIC Group	178,852
1,051	BGF Retail Co. Ltd.	171,569
20,535	BNK Financial Group, Inc.	167,430
491	CJ CheilJedang Corp.	163,753
826	CJ CheilJedang Corp. (Preference Shares)	152,238
755	CJ Corp.	141,803
888	CJ Korea Express Co. Ltd.(a)	151,585
1,777	Coway Co. Ltd.	153,776
32,509	Daewoo Engineering & Construction Co. Ltd.(a)	181,176
21,514	DGB Financial Group, Inc.	173,147
2,607	Dongbu Insurance Co. Ltd.	160,392
5,569	Dongsuh Cos., Inc.	157,627
1,019	E-Mart, Inc.	164,110
6,958	GS Engineering & Construction Corp.(a)	189,308
3,317	GS Retail Co. Ltd.	155,748
8,581	Hana Financial Group, Inc.	193,174
61,768	Hanjin Shipping Co. Ltd.(a)	103,001
3,361	Hankook Tire Co. Ltd.	156,634
1,119	Hanmi Science Co. Ltd.	133,565
18,044	Hanon Systems	163,115
697	Hanssem Co. Ltd.	116,840
29,199	Hanwha Life Insurance Co. Ltd.	171,186
6,097	Hite Jinro Co. Ltd.	149,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
2,677	Hotel Shilla Co. Ltd.	$172,217
1,340	Hyundai Department Store Co. Ltd.	173,468
4,480	Hyundai Development Co.-Engineering & Construction	198,561
4,488	Hyundai Engineering & Construction Co. Ltd.	158,344
929	Hyundai Glovis Co. Ltd.	154,915
713	Hyundai Mobis Co. Ltd.	163,013
1,676	Hyundai Motor Co. (2nd Preference Shares)	146,948
14,923	Industrial Bank of Korea	159,131
1,847	Kakao Corp.	162,913
4,225	Kangwon Land, Inc.	158,150
5,953	KB Financial Group, Inc.	181,819
423	KCC Corp.	157,780
2,509	KEPCO Plant Service & Engineering Co. Ltd.	166,254
3,730	Kia Motors Corp.	156,808
2,947	Korea Electric Power Corp.	159,843
4,019	Korea Investment Holdings Co. Ltd.	162,608
394	Korea Zinc Co. Ltd.	171,342
6,118	KT Corp.	164,038
1,666	KT&G Corp.	179,847
2,429	LG Corp.	145,177
7,116	LG Display Co. Ltd.	149,265
2,728	LG Electronics, Inc.	139,345
1,455	LG Hausys Ltd.	191,548
199	LG Household & Health Care Ltd.	175,876
17,643	LG Uplus Corp.	173,426
540	Lotte Chemical Corp.	138,626
73	Lotte Confectionery Co. Ltd.	160,044
717	Lotte Shopping Co. Ltd.	171,164
754	NCSOFT Corp.	151,541
3,169	NHN Entertainment Corp.(a)	168,268
436	Nongshim Co. Ltd.	142,923
149	Ottogi Corp.	106,840
11,649	Paradise Co. Ltd.	177,383
850	POSCO	179,415
8,982	POSCO Daewoo Corp.	195,895
1,926	S-1 Corp.	157,373
4,964	Samsung Card Co. Ltd.	169,039
1,597	Samsung Life Insurance Co. Ltd.	153,477
4,696	Shinhan Financial Group Co. Ltd.	172,277
842	Shinsegae Co. Ltd.	156,295
713	SK Holdings Co. Ltd.	140,172
5,713	SK Hynix, Inc.	141,145
30,062	SK Networks Co. Ltd.	179,148
803	SK Telecom Co. Ltd.	145,180
675	Yuhan Corp.	172,986

		11,110,552

	Spain—2.3%
9,748	Abertis Infraestructuras SA	164,403
3,576	Amadeus IT Holding SA, Class A	162,766
85,481	Banco de Sabadell SA	163,404
162,835	Bankia SA	151,627
21,130	Bankinter SA	161,083
49,272	CaixaBank SA	148,364
4,066	Corp. Financiera Alba SA	166,813

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
28,440	Distribuidora Internacional de Alimentacion SA	$157,852
20,298	EDP Renovaveis SA	158,321
5,257	Enagas SA	160,191
8,144	Endesa SA	171,024
7,533	Ferrovial SA	162,119
8,251	Gas Natural SDG SA	171,664
4,265	Grifols SA	92,789
3,305	Grifols SA (Preference Shares), Class B	52,068
22,457	Iberdrola SA	159,574
4,485	Industria de Diseno Textil SA	144,013
13,332	Mediaset Espana Comunicacion SA	173,160
1,855	Red Electrica Corp. SA	165,657
13,787	Zardoya Otis SA	146,382

		3,033,274

	Sweden—2.1%
9,513	Alfa Laval AB	150,122
6,180	Electrolux AB, Series B	179,489
4,487	Hennes & Mauritz AB, Class B	159,682
4,288	Hexagon AB, Class B	171,147
23,190	Husqvarna AB, Class B	185,001
4,759	Industrivarden AB, Class A	93,549
4,031	Industrivarden AB, Class C	73,460
4,148	Investment AB Latour, Class B	177,503
14,148	Nordea Bank AB	137,469
14,545	Skandinaviska Enskilda Banken AB, Class A	139,060
6,733	Skanska AB, Class B	148,215
380	SKF AB, Class A	6,982
8,260	SKF AB, Class B	152,279
4,978	Svenska Cellulosa AB (SCA), Class B	156,927
11,360	Svenska Handelsbanken AB, Class A	151,373
278	Svenska Handelsbanken AB, Class B	3,864
7,038	Swedbank AB, Class A	151,946
4,654	Swedish Match AB	147,757
17,283	Tele2 AB, Class B	165,022
15,899	Telefonaktiebolaget LM Ericsson, Class B	128,818
31,784	Telia Co. AB	151,938

		2,831,603

	Switzerland—3.3%
1,045	Actelion Ltd.	168,988
2,453	Adecco SA	158,031
2,964	Aryzta AG	115,189
1,145	Baloise Holding AG	141,796
225	Banque Cantonale Vaudoise	155,282
137	Barry Callebaut AG	161,084
1	Chocoladefabriken Lindt & Sprungli AG	73,229
11	Chocoladefabriken Lindt & Sprungli AG-PC	67,366
7,601	Coca-Cola HBC AG	155,886
2,205	DKSH Holding AG	144,239
97	Galenica AG	141,882
407	Geberit AG	156,388
77	Givaudan SA	151,831
268	Helvetia Holding AG	144,275
1,115	Kuehne + Nagel International AG	160,765
2,057	Nestle SA	153,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
2,008	Novartis AG	$153,350
2,436	Pargesa Holding SA	169,389
1,710	PSP Swiss Property AG	164,845
20	Roche Holding AG-BR	5,123
526	Roche Holding AG	133,078
287	Schindler Holding AG	52,789
561	Schindler Holding AG-PC	102,250
72	SGS SA	158,573
39	Sika AG	166,132
1,571	Sulzer AG	143,496
564	Swiss Life Holding AG	142,456
1,758	Swiss Prime Site AG	154,157
1,622	Swiss Re AG	144,009
292	Swisscom AG	148,209
2,778	Wolseley PLC	155,495
665	Zurich Insurance Group AG	148,957

		4,391,982

	United Kingdom—8.1%
5,897	Admiral Group PLC	160,417
12,042	Ashtead Group PLC	160,086
2,564	AstraZeneca PLC	147,536
11,047	Babcock International Group PLC	153,332
20,301	BAE Systems PLC	141,944
63,065	Barclays PLC	158,439
17,719	Barratt Developments PLC	138,219
4,191	Bellway PLC	150,231
3,331	Berkeley Group Holdings PLC (The)	146,144
61,255	Booker Group PLC	145,367
14,995	British Land Co. PLC (The) REIT	157,937
5,340	Bunzl PLC	159,502
10,031	Capita PLC	147,091
31,320	Capital & Counties Properties PLC	162,188
22,499	CNH Industrial NV, Class A	172,654
8,128	Compass Group PLC	145,143
3,431	Croda International PLC	151,335
15,520	Daily Mail & General Trust PLC NV, Class A	158,692
1,807	DCC PLC	160,413
3,392	Derwent London PLC REIT	163,180
5,605	Diageo PLC	151,571
25,681	Direct Line Insurance Group PLC	136,147
22,984	Dixons Carphone PLC	143,162
27,263	DS Smith PLC	152,282
6,782	easyJet PLC	146,342
11,475	Halma PLC	149,943
18,710	Hammerson PLC REIT	160,202
20,923	Howden Joinery Group PLC	151,412
21,717	HSBC Holdings PLC	143,955
23,141	ICAP PLC	158,818
11,577	IMI PLC	158,568
14,165	Inchcape PLC	140,583
14,673	Informa PLC	140,681
10,723	Inmarsat PLC	146,007
18,775	International Consolidated Airlines Group SA	144,393
3,622	Intertek Group PLC	172,812
34,368	Intu Properties PLC REIT	153,202
42,515	ITV PLC	140,255
39,808	J Sainsbury PLC	168,471
16,065	John Wood Group PLC	146,968

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
30,304	Kingfisher PLC	$161,544
9,930	Land Securities Group PLC REIT	164,666
139,783	Lloyds Banking Group PLC	137,338
24,685	Meggitt PLC	148,514
31,010	Melrose Industries PLC	169,577
22,087	Merlin Entertainments PLC(b)	139,613
6,993	Micro Focus International PLC	156,632
10,962	National Grid PLC	156,536
11,964	Pearson PLC	141,085
12,707	Pennon Group PLC	151,150
5,040	Persimmon PLC	146,702
7,850	Prudential PLC	154,955
1,597	Reckitt Benckiser Group PLC	155,667
8,813	RELX NV	147,927
8,417	RELX PLC	149,194
63,316	Rentokil Initial PLC	163,336
16,586	Rexam PLC	151,855
22,790	Royal Mail PLC	162,552
2,465	SABMiller PLC	151,120
24,858	Segro PLC REIT	152,103
4,899	Severn Trent PLC	159,822
8,731	Smith & Nephew PLC	147,853
10,404	Smiths Group PLC	168,868
24,397	Sports Direct International PLC(a)	137,667
7,465	SSE PLC	165,126
45,136	TalkTalk Telecom Group PLC	176,804
18,078	Tate & Lyle PLC	155,717
56,181	Taylor Wimpey PLC	151,678
11,036	United Utilities Group PLC	151,886
2,529	Whitbread PLC	143,447
25,426	William Hill PLC	116,470

		10,823,028

	United States—0.5%
2,940	Carnival PLC	146,302
6,551	QIAGEN NV(a)	146,838
47,880	Samsonite International SA	154,617
3,992	Thomson Reuters Corp.	164,575
2,134	Valeant Pharmaceuticals International, Inc.(a)	71,264

		683,596

	Total Investments (Cost $129,604,148)—99.8%	133,126,372
	Other assets less liabilities—0.2%	236,802

	Net Assets—100.0%	$133,363,174

Investment Abbreviations:

ADR—American Depositary Receipt

FDR—Fiduciary Depositary Receipt

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $335,934, which represented less than 1% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	21.6
Consumer Discretionary	15.8
Industrials	13.1
Health Care	10.8
Consumer Staples	10.3
Information Technology	10.2
Utilities	10.0
Energy	3.8
Materials	3.2
Telecommunication Services	1.1
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—15.8%
2,529	Advance Auto Parts, Inc.	$394,777
6,438	AutoNation, Inc.(b)	326,085
526	AutoZone, Inc.(b)	402,511
7,548	Bed Bath & Beyond, Inc.(b)	356,416
12,970	Best Buy Co., Inc.	416,077
13,514	Cablevision Systems Corp., Class A	451,232
8,158	Carnival Corp.	400,150
710	Chipotle Mexican Grill, Inc.(b)	298,889
12,974	Coach, Inc.	522,463
12,758	D.R. Horton, Inc.	383,505
7,338	Darden Restaurants, Inc.	456,790
6,302	Dollar General Corp.	516,197
5,463	Dollar Tree, Inc.(b)	435,456
6,331	Foot Locker, Inc.	388,977
10,714	Fossil Group, Inc.(b)	433,917
11,748	GameStop Corp., Class A	385,334
15,395	Gap, Inc. (The)	356,856
10,890	Garmin Ltd.	464,241
11,216	H&R Block, Inc.	227,012
8,412	Harley-Davidson, Inc.	402,346
5,639	Hasbro, Inc.	477,285
3,079	Home Depot, Inc. (The)	412,247
4,313	L Brands, Inc.	337,665
3,274	Lear Corp.	376,936
9,584	Liberty Ventures, Series A(b)	383,360
13,977	LKQ Corp.(b)	447,963
5,381	Lowe’s Cos., Inc.	409,064
3,611	McDonald’s Corp.	456,755
9,581	Michael Kors Holdings Ltd.(b)	494,954
3,337	Netflix, Inc.(b)	300,430
16,841	Newell Brands, Inc.	766,939

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
6,222	NIKE, Inc., Class B	$366,725
7,308	Nordstrom, Inc.	373,658
245	NVR, Inc.(b)	407,016
1,562	O’Reilly Automotive, Inc.(b)	410,306
3,903	Polaris Industries, Inc.	382,026
21,125	PulteGroup, Inc.	388,489
4,515	PVH Corp.	431,634
3,313	Ralph Lauren Corp., Class A	308,805
4,444	Royal Caribbean Cruises Ltd.	343,966
3,132	Signet Jewelers Ltd.	340,010
34,093	Staples, Inc.	347,749
6,714	Starbucks Corp.	377,528
5,838	TJX Cos., Inc. (The)	442,637
2,469	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	514,243
4,772	Under Armour, Inc., Class C(b)	194,698
4,772	Under Armour, Inc., Class A(b)	209,682
18,401	Urban Outfitters, Inc.(b)	557,918
6,371	VF Corp.	401,691
5,685	Yum! Brands, Inc.	452,299

		20,133,909

	Consumer Staples—10.3%
7,145	Altria Group, Inc.	448,063
6,178	Bunge Ltd.	386,125
7,890	Campbell Soup Co.	486,892
4,806	Church & Dwight Co., Inc.	445,516
3,311	Clorox Co. (The)	414,636
9,672	Coca-Cola Co. (The)	433,306
6,276	Colgate-Palmolive Co.	445,094
2,934	Constellation Brands, Inc., Class A	457,880
2,551	Costco Wholesale Corp.	377,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
4,381	CVS Health Corp.	$440,290
4,593	Dr Pepper Snapple Group, Inc.	417,550
4,900	Estee Lauder Cos., Inc. (The), Class A	469,763
7,136	General Mills, Inc.	437,722
7,140	Herbalife Ltd.(b)	413,763
4,776	Hershey Co. (The)	444,693
11,003	Hormel Foods Corp.	424,166
3,401	JM Smucker Co. (The)	431,859
5,994	Kellogg Co.	460,399
5,594	Kraft Heinz Co. (The)	436,724
10,945	Kroger Co. (The)	387,344
4,797	McCormick & Co., Inc.	449,863
4,479	Molson Coors Brewing Co., Class B	428,327
4,109	PepsiCo, Inc.	423,063
5,508	Procter & Gamble Co. (The)	441,301
8,912	Reynolds American, Inc.	442,035
10,029	Sysco Corp.	462,036
8,243	Tyson Foods, Inc., Class A	542,554
4,905	Walgreens Boots Alliance, Inc.	388,868
7,005	Wal-Mart Stores, Inc.	468,424
14,140	Whole Foods Market, Inc.	411,191

		13,117,327

	Energy—3.8%
3,767	Concho Resources, Inc.(b)	437,612
7,204	EQT Corp.	505,001
5,040	Exxon Mobil Corp.	445,536
12,096	FMC Technologies, Inc.(b)	368,807
10,327	Halliburton Co.	426,608
8,558	HollyFrontier Corp.	304,665
17,458	Kinder Morgan, Inc.	310,054
11,021	National Oilwell Varco, Inc.	397,197
9,408	Oceaneering International, Inc.	344,803
13,982	ONEOK, Inc.	505,449
4,496	Phillips 66	369,167
2,843	Pioneer Natural Resources Co.	472,222

		4,887,121

	Financials—21.6%
808	Alleghany Corp.(b)	421,194
5,744	American Express Co.	375,830
5,688	Arch Capital Group Ltd. (Bermuda)(b)	400,947
4,812	Assurant, Inc.	406,951
2,268	AvalonBay Communities, Inc. REIT	400,960
7,349	Axis Capital Holdings Ltd.	391,481
10,655	BB&T Corp.	376,974
3,074	Berkshire Hathaway, Inc., Class B(b)	447,205
3,325	Boston Properties, Inc. REIT	428,459
12,698	Brown & Brown, Inc.	445,827
6,796	Cincinnati Financial Corp.	448,604
9,579	CIT Group, Inc.	331,146
4,214	CME Group, Inc., Class A	387,309
8,878	Comerica, Inc.	394,183
8,976	Commerce Bancshares, Inc.	420,256
4,798	Crown Castle International Corp. REIT	416,850
5,716	Digital Realty Trust, Inc. REIT	502,894
20,255	Duke Realty Corp. REIT	442,977

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
5,155	Equity Residential REIT	$350,901
1,786	Essex Property Trust, Inc. REIT	393,724
2,231	Everest Re Group Ltd.	412,512
2,809	Federal Realty Investment Trust REIT	427,193
19,908	Fifth Third Bancorp	364,515
5,986	First Republic Bank	420,935
11,498	FNF Group	366,786
16,183	General Growth Properties, Inc. REIT	453,609
9,031	Hartford Financial Services Group, Inc. (The)	400,796
11,601	HCP, Inc. REIT	392,462
14,842	Hospitality Properties Trust REIT	379,807
24,830	Host Hotels & Resorts, Inc. REIT	392,811
35,201	Huntington Bancshares, Inc.	354,122
1,584	Intercontinental Exchange, Inc.	380,207
14,837	Iron Mountain, Inc. REIT	541,996
31,388	KeyCorp	385,758
15,799	Kimco Realty Corp. REIT	444,268
23,314	Leucadia National Corp.	388,878
12,159	Liberty Property Trust REIT	424,349
10,879	Loews Corp.	431,679
3,289	M&T Bank Corp.	389,154
5,275	Macerich Co. (The) REIT	401,322
3,997	Moody’s Corp.	382,593
25,092	New York Community Bancorp, Inc.	377,133
5,491	Northern Trust Corp.	390,300
24,608	People’s United Financial, Inc.	381,424
4,309	PNC Financial Services Group, Inc. (The)	378,244
13,374	Progressive Corp. (The)	435,992
9,641	Prologis, Inc. REIT	437,798
1,717	Public Storage REIT	420,339
17,082	Rayonier, Inc. REIT	421,584
8,307	Realty Income Corp. REIT	491,774
6,117	Regency Centers Corp. REIT	450,823
3,721	RenaissanceRe Holdings Ltd. (Bermuda)	412,696
23,328	Santander Consumer USA Holdings, Inc.(b)	307,230
7,565	SEI Investments Co.	363,725
2,210	Simon Property Group, Inc. REIT	444,586
3,485	SL Green Realty Corp. REIT	366,204
61,019	SLM Corp.(b)	413,099
5,669	State Street Corp.	353,179
6,800	Torchmark Corp.	393,652
9,376	U.S. Bancorp	400,261
7,727	Ventas, Inc. REIT	480,001
4,260	Vornado Realty Trust REIT	407,810
7,405	W.R. Berkley Corp.	414,680
11,790	Weingarten Realty Investors REIT	435,287
7,468	Wells Fargo & Co.	373,251
6,523	Welltower, Inc. REIT	452,827
10,796	XL Group PLC	353,353
13,735	Zions Bancorporation	377,987

		27,655,663

	Health Care—10.8%
4,011	Aetna, Inc.	450,315
3,162	Anthem, Inc.	445,115
10,947	Baxter International, Inc.	484,076
1,435	Biogen, Inc.(b)	394,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
6,152	Bristol-Myers Squibb Co.	$444,051
2,203	C.R. Bard, Inc.	467,411
4,746	Cardinal Health, Inc.	372,371
3,049	Cigna Corp.	422,408
5,643	DaVita HealthCare Partners, Inc.(b)	417,018
5,016	Eli Lilly & Co.	378,858
4,814	Express Scripts Holding Co.(b)	354,936
3,890	Gilead Sciences, Inc.	343,137
6,057	HCA Holdings, Inc.(b)	488,315
10,198	Hologic, Inc.(b)	342,551
2,440	Humana, Inc.	432,051
2,238	Illumina, Inc.(b)	302,108
14,845	IMS Health Holdings, Inc.(b)	395,471
793	Intuitive Surgical, Inc.(b)	496,703
4,072	Johnson & Johnson	456,390
2,177	McKesson Corp.	365,344
7,776	Merck & Co., Inc.	426,436
9,045	Patterson Cos., Inc.	392,101
2,760	Perrigo Co. PLC	266,809
6,033	Quest Diagnostics, Inc.	453,501
6,063	Quintiles Transnational Holdings, Inc.(b)	418,771
6,522	St. Jude Medical, Inc.	496,976
4,273	Stryker Corp.	465,800
2,978	Thermo Fisher Scientific, Inc.	429,576
3,657	UnitedHealth Group, Inc.	481,554
3,392	Universal Health Services, Inc., Class B	453,443
5,103	Varian Medical Systems, Inc.(b)	414,262
3,103	Waters Corp.(b)	403,886
4,081	Zimmer Biomet Holdings, Inc.	472,457

		13,828,812

	Industrials—13.1%
2,632	3M Co.	440,544
7,301	AMETEK, Inc.	351,105
8,918	B/E Aerospace, Inc.	433,682
2,834	Boeing Co. (The)	382,023
6,113	C.H. Robinson Worldwide, Inc.	433,840
4,493	Cintas Corp.	403,382
15,226	Colfax Corp.(b)	493,779
14,474	CSX Corp.	394,706
4,107	Cummins, Inc.	480,642
8,872	Delta Air Lines, Inc.	369,696
8,243	Emerson Electric Co.	450,315
3,697	Equifax, Inc.	444,564
8,492	Expeditors International of Washington, Inc.	421,288
10,158	Fastenal Co.	475,293
7,498	Fortune Brands Home & Security, Inc.	415,464
2,810	General Dynamics Corp.	394,861
3,966	Honeywell International, Inc.	453,195
3,338	IHS, Inc., Class A(b)	411,175
4,526	Kansas City Southern	428,839
1,881	Lockheed Martin Corp.	437,107
4,566	ManpowerGroup, Inc.	351,719
8,830	Nielsen Holdings PLC	460,396
4,329	Norfolk Southern Corp.	390,086
2,212	Northrop Grumman Corp.	456,247
3,318	Raytheon Co.	419,229

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
9,383	Republic Services, Inc.	$441,658
8,041	Robert Half International, Inc.	308,051
4,447	Rockwell Collins, Inc.	392,181
8,984	Southwest Airlines Co.	400,776
3,776	Stanley Black & Decker, Inc.	422,610
3,409	Stericycle, Inc.(b)	325,764
1,757	TransDigm Group, Inc.(b)	400,368
11,674	Tyco International PLC	449,683
4,910	Union Pacific Corp.	428,299
7,396	United Continental Holdings, Inc.(b)	338,811
3,995	United Parcel Service, Inc., Class B	419,755
5,500	Verisk Analytics, Inc.(b)	426,690
2,056	W.W. Grainger, Inc.	482,173
5,144	Wabtec Corp.	426,592
7,666	Waste Management, Inc.	450,684

		16,707,272

	Information Technology—10.2%
3,844	Accenture PLC, Class A	434,064
10,927	Activision Blizzard, Inc.	376,654
7,143	Akamai Technologies, Inc.(b)	364,222
1,435	Alliance Data Systems Corp.(b)	291,750
275	Alphabet, Inc., Class A(b)	194,667
274	Alphabet, Inc., Class C(b)	189,885
7,286	Amdocs Ltd.	411,950
7,488	Amphenol Corp., Class A	418,055
4,415	ANSYS, Inc.(b)	400,750
4,779	Automatic Data Processing, Inc.	422,655
9,095	Avnet, Inc.	373,986
4,811	Broadcom Ltd. (Singapore)	701,203
7,497	Broadridge Financial Solutions, Inc.	448,620
14,664	CA, Inc.	434,934
6,383	Cognizant Technology Solutions Corp., Class A(b)	372,576
6,081	Electronic Arts, Inc.(b)	376,110
3,955	Facebook, Inc., Class A(b)	465,029
6,474	Fidelity National Information Services, Inc.	425,989
4,283	Fiserv, Inc.(b)	418,535
2,682	FleetCor Technologies, Inc.(b)	414,852
6,553	IAC/InterActiveCorp.	303,666
11,835	Intel Corp.	358,364
2,957	International Business Machines Corp.	431,545
16,080	Jabil Circuit, Inc.	279,149
9,001	Linear Technology Corp.	400,364
5,742	Motorola Solutions, Inc.	431,741
13,422	NetApp, Inc.	317,296
12,995	NVIDIA Corp.	461,712
7,598	Paychex, Inc.	396,008
4,965	Skyworks Solutions, Inc.	331,761
7,353	Total System Services, Inc.	376,032
6,701	VMware, Inc., Class A(b)	381,354
6,593	Western Digital Corp.	269,423
39,070	Xerox Corp.	375,072

		13,049,973

	Materials—3.2%
3,011	Air Products & Chemicals, Inc.	439,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
2,983	Airgas, Inc.	$424,899
44,037	Alcoa, Inc.	491,893
8,919	CF Industries Holdings, Inc.	294,951
3,460	Ecolab, Inc.	397,831
4,302	LyondellBasell Industries NV, Class A	355,646
22,389	Newmont Mining Corp.	782,943
16,020	Southern Copper Corp. (Peru)	475,313
4,015	Vulcan Materials Co.	432,135

		4,094,886

	Telecommunication Services—1.1%
12,242	AT&T, Inc.	475,234
11,611	T-Mobile US, Inc.(b)	456,080
9,069	Verizon Communications, Inc.	461,975

		1,393,289

	Utilities—10.0%
6,848	Alliant Energy Corp.	482,921
9,419	Ameren Corp.	452,112
7,360	American Electric Power Co., Inc.	467,360
7,136	American Water Works Co., Inc.	519,215
11,770	CMS Energy Corp.	478,804
6,632	Consolidated Edison, Inc.	494,747
6,118	Dominion Resources, Inc.	437,254
5,121	DTE Energy Co.	456,588
6,083	Duke Energy Corp.	479,219
6,943	Edison International	490,940
8,090	Eversource Energy	456,600
15,093	Exelon Corp.	529,613
13,131	FirstEnergy Corp.	427,939
4,127	NextEra Energy, Inc.	485,253
21,479	NiSource, Inc.	487,788
33,348	NRG Energy, Inc.	503,555
7,817	PG&E Corp.	454,949
6,505	Pinnacle West Capital Corp.	472,588
12,109	PPL Corp.	455,783
10,541	Public Service Enterprise Group, Inc.	486,256
21,752	Questar Corp.	545,323
6,970	SCANA Corp.	478,769
4,147	Sempra Energy	428,592
9,255	Southern Co. (The)	463,676
15,661	TECO Energy, Inc.	434,906
8,358	WEC Energy Group, Inc.	486,519
11,559	Xcel Energy, Inc.	462,707

		12,819,976

	Total Common Stocks and Other Equity Interests (Cost $123,791,376)	127,688,228

	Money Market Fund—0.0%
16,444	Invesco Premier Portfolio—Institutional Class, 0.39%(c) (Cost $16,444)	16,444

	Total Investments (Cost $123,807,820)—99.9%	127,704,672
	Other assets less liabilities—0.1%	73,054

	Net Assets—100.0%	$127,777,726

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	23.5
Industrials	23.2
Health Care	19.6
Consumer Staples	14.1
Consumer Discretionary	6.9
Information Technology	6.6
Materials	5.0
Telecommunication Services	1.1
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—6.9%
19,117	Comcast Corp., Class A	$1,161,549
13,215	Genuine Parts Co.	1,268,244
9,500	Home Depot, Inc. (The)	1,271,955
16,663	Lowe’s Cos., Inc.	1,266,721
10,085	McDonald’s Corp.	1,275,652
16,752	Omnicom Group, Inc.	1,389,913
15,683	Target Corp.	1,246,798

		8,880,832

	Consumer Staples—14.1%
12,401	Brown-Forman Corp., Class B	1,194,464
36,600	Coca-Cola Co. (The)	1,639,680
8,038	Constellation Brands, Inc., Class A	1,254,410
8,058	Costco Wholesale Corp.	1,193,632
11,905	CVS Health Corp.	1,196,453
26,640	Hormel Foods Corp.	1,026,972
8,766	JM Smucker Co. (The)	1,113,107
18,158	Kellogg Co.	1,394,716
13,833	McCormick & Co., Inc.	1,297,259
14,625	Mead Johnson Nutrition Co.	1,274,569
14,643	PepsiCo, Inc.	1,507,643
13,003	Philip Morris International, Inc.	1,275,854
16,980	Procter & Gamble Co. (The)	1,360,438
30,464	Sysco Corp.	1,403,476

		18,132,673

	Financials—23.5%
21,464	Aflac, Inc.	1,480,372
17,552	Allstate Corp. (The)	1,141,758
21,020	American International Group, Inc.	1,173,336
12,691	Aon PLC	1,334,078
15,868	Assurant, Inc.	1,341,957
34,063	BB&T Corp.	1,205,149
10,093	Berkshire Hathaway, Inc., Class B(b)	1,468,330
11,635	Chubb Ltd.	1,371,301

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
20,088	Cincinnati Financial Corp.	$1,326,009
34,762	Loews Corp.	1,379,356
22,723	Marsh & McLennan Cos., Inc.	1,434,958
84,701	People’s United Financial, Inc.	1,312,866
13,480	PNC Financial Services Group, Inc. (The)	1,183,274
40,922	Progressive Corp. (The)	1,334,057
28,800	Prologis, Inc. REIT	1,307,808
16,614	T. Rowe Price Group, Inc.	1,250,868
25,327	Torchmark Corp.	1,466,180
12,007	Travelers Cos., Inc. (The)	1,319,569
28,515	U.S. Bancorp	1,217,305
13,365	Vornado Realty Trust REIT	1,279,431
23,701	Wells Fargo & Co.	1,184,576
11,155	Willis Towers Watson PLC	1,393,260
40,136	XL Group PLC	1,313,651

		30,219,449

	Health Care—19.6%
14,689	AmerisourceBergen Corp.	1,250,034
30,295	Baxter International, Inc.	1,339,645
8,726	Becton, Dickinson and Co.	1,407,155
5,997	C.R. Bard, Inc.	1,272,383
13,094	Cardinal Health, Inc.	1,027,355
21,321	DaVita HealthCare Partners, Inc.(b)	1,575,622
19,649	Dentsply Sirona, Inc.	1,171,080
7,674	Henry Schein, Inc.(b)	1,294,604
12,670	Johnson & Johnson	1,420,054
10,390	Laboratory Corp. of America Holdings(b)	1,302,075
14,819	Medtronic PLC	1,172,924
20,692	Merck & Co., Inc.	1,134,749
26,059	Patterson Cos., Inc.	1,129,658
23,878	PerkinElmer, Inc.	1,203,929
37,969	Pfizer, Inc.	1,241,966
11,476	Stryker Corp.	1,250,999
8,178	Thermo Fisher Scientific, Inc.	1,179,676

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
14,518	Varian Medical Systems, Inc.(b)	$1,178,571
9,217	Waters Corp.(b)	1,199,685
11,677	Zimmer Biomet Holdings, Inc.	1,351,846

		25,104,010

	Industrials—23.2%
7,553	3M Co.	1,264,221
23,847	AMETEK, Inc.	1,146,802
14,319	Cintas Corp.	1,285,560
14,622	Danaher Corp.	1,414,678
10,963	Equifax, Inc.	1,318,301
23,991	Expeditors International of Washington, Inc.	1,190,194
8,889	General Dynamics Corp.	1,249,082
10,557	Honeywell International, Inc.	1,206,348
12,538	Illinois Tool Works, Inc.	1,310,472
20,895	Ingersoll-Rand PLC	1,369,458
14,312	J.B. Hunt Transport Services, Inc.	1,186,179
6,381	Lockheed Martin Corp.	1,482,817
5,994	Northrop Grumman Corp.	1,236,322
8,670	Raytheon Co.	1,095,454
30,055	Republic Services, Inc.	1,414,689
14,040	Rockwell Collins, Inc.	1,238,188
7,148	Roper Technologies, Inc.	1,258,691
8,142	Snap-on, Inc.	1,296,858
12,295	Stanley Black & Decker, Inc.	1,376,056
13,689	United Parcel Service, Inc., Class B	1,438,303
13,272	United Technologies Corp.	1,385,199
5,201	W.W. Grainger, Inc.	1,219,739
24,934	Waste Management, Inc.	1,465,870

		29,849,481

	Information Technology—6.6%
11,151	Accenture PLC, Class A	1,259,171
13,694	Automatic Data Processing, Inc.	1,211,097
38,613	CA, Inc.	1,145,262
12,139	Fiserv, Inc.(b)	1,186,223
8,882	International Business Machines Corp.	1,296,239
24,663	Paychex, Inc.	1,285,435
19,093	TE Connectivity Ltd. (Switzerland)	1,135,652

		8,519,079

	Materials—5.0%
16,235	Avery Dennison Corp.	1,178,823
10,557	Ecolab, Inc.	1,213,844
10,348	International Flavors & Fragrances, Inc.	1,236,276
11,634	PPG Industries, Inc.	1,284,277
12,219	Praxair, Inc.	1,435,244

		6,348,464

	Telecommunication Services—1.1%
37,353	AT&T, Inc.	1,450,043

	Total Investments (Cost $120,592,554)—100.0%	128,504,031
	Other assets less liabilities—0.0%	19,650

	Net Assets—100.0%	$128,523,681

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P 500® High Beta Portfolio (SPHB)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Energy	33.0
Financials	21.1
Information Technology	15.6
Materials	9.1
Consumer Discretionary	8.9
Health Care	6.5
Industrials	4.0
Telecommunication Services	1.7
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—8.9%
21,421	BorgWarner, Inc.	$769,442
27,919	D.R. Horton, Inc.	839,245
11,103	Delphi Automotive PLC (United Kingdom)	817,514
6,511	Expedia, Inc., Class A	753,778
22,479	Goodyear Tire & Rubber Co. (The)	651,217
11,871	Harman International Industries, Inc.	911,218
10,396	Marriott International, Inc., Class A	728,656
7,619	Netflix, Inc.(b)	685,939
61,010	News Corp., Class A	757,744
13,311	Wynn Resorts Ltd.	1,175,361

		8,090,114

	Energy—33.0%
22,298	Anadarko Petroleum Corp.	1,176,442
22,060	Apache Corp.	1,200,064
495,032	Chesapeake Energy Corp.	3,400,870
7,809	Chevron Corp.	797,924
9,044	Cimarex Energy Co.	984,711
21,791	ConocoPhillips	1,041,392
42,075	Devon Energy Corp.	1,459,161
38,778	Diamond Offshore Drilling, Inc.	940,754
10,250	EOG Resources, Inc.	846,855
29,009	FMC Technologies, Inc.(b)	884,484
23,883	Halliburton Co.	986,607
15,439	Helmerich & Payne, Inc.	1,020,827
17,832	Hess Corp.	1,063,144
45,707	Kinder Morgan, Inc.	811,756
129,821	Marathon Oil Corp.	1,829,178
25,889	Marathon Petroleum Corp.	1,011,742
48,982	Murphy Oil Corp.	1,750,617
35,629	Newfield Exploration Co.(b)	1,291,551
26,963	Noble Energy, Inc.	973,634
42,138	ONEOK, Inc.	1,523,289
9,222	Phillips 66	757,218

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
9,186	Tesoro Corp.	$732,032
83,838	Transocean Ltd.	928,925
11,814	Valero Energy Corp.	695,490
90,902	Williams Cos., Inc. (The)	1,762,590

		29,871,257

	Financials—21.1%
6,332	Affiliated Managers Group, Inc.(b)	1,078,466
8,786	Ameriprise Financial, Inc.	842,577
59,167	Bank of America Corp.	861,472
2,260	BlackRock, Inc.	805,306
10,559	Capital One Financial Corp.	764,366
28,636	CBRE Group, Inc., Class A(b)	848,485
33,022	Charles Schwab Corp. (The)	938,155
20,180	Citigroup, Inc.	933,930
36,837	E*TRADE Financial Corp.(b)	927,556
45,716	Fifth Third Bancorp	837,060
4,680	Goldman Sachs Group, Inc. (The)	768,035
45,613	Host Hotels & Resorts, Inc. REIT	721,598
27,777	Invesco Ltd.(c)	861,365
12,226	JPMorgan Chase & Co.	772,683
64,663	KeyCorp	794,708
23,323	Lincoln National Corp.	1,013,384
34,032	Morgan Stanley	920,906
20,685	Principal Financial Group, Inc.	882,836
11,988	Prudential Financial, Inc.	930,748
89,693	Regions Financial Corp.	841,320
13,584	State Street Corp.	846,283
32,030	Zions Bancorporation	881,466

		19,072,705

	Health Care—6.5%
5,172	Alexion Pharmaceuticals, Inc.(b)	720,356
5,008	Amgen, Inc.	792,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares S&P 500® High Beta Portfolio (SPHB) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
2,647	Biogen, Inc.(b)	$727,899
7,836	Celgene Corp.(b)	810,321
15,648	Endo International PLC(b)	422,496
13,818	Mallinckrodt PLC(b)	863,901
1,883	Regeneron Pharmaceuticals, Inc.(b)	709,345
9,655	Vertex Pharmaceuticals, Inc.(b)	814,303

		5,861,387

	Industrials—4.0%
27,532	CSX Corp.	750,798
13,255	Ryder System, Inc.	913,535
20,783	Textron, Inc.	803,886
17,828	United Rentals, Inc.(b)	1,193,228

		3,661,447

	Information Technology—15.6%
13,763	Analog Devices, Inc.	775,132
6,793	Apple, Inc.	636,776
6,502	Broadcom Ltd. (Singapore)	947,666
10,493	Citrix Systems, Inc.(b)	858,747
12,999	Cognizant Technology Solutions Corp., Class A(b)	758,752
12,615	First Solar, Inc.(b)	704,422
7,205	Intuit, Inc.	726,912
10,038	Lam Research Corp.	766,903
84,485	Micron Technology, Inc.(b)	908,214
13,206	Microsoft Corp.	658,583
24,179	Qorvo, Inc.(b)	1,088,780
10,501	SanDisk Corp.	788,940
22,591	Seagate Technology PLC	491,806
14,580	Skyworks Solutions, Inc.	974,236
12,740	Texas Instruments, Inc.	726,690
17,044	Total System Services, Inc.	871,630
16,817	Western Digital Corp.	687,227
73,237	Xerox Corp.	703,075

		14,074,491

	Materials—9.1%
86,146	Alcoa, Inc.	962,251
14,948	Dow Chemical Co. (The)	786,414
234,056	Freeport-McMoRan, Inc.	3,276,784
9,424	LyondellBasell Industries NV, Class A	779,082
5,008	Martin Marietta Materials, Inc.	847,504
16,833	Nucor Corp.	837,947
7,235	Vulcan Materials Co.	778,703

		8,268,685

	Telecommunication Services—1.7%
151,850	Frontier Communications Corp.	844,286
14,035	Level 3 Communications, Inc.(b)	733,469

		1,577,755

	Total Common Stocks and Other Equity Interests (Cost $98,226,851)	90,477,841

Number of Shares		Value
	Money Market Fund—0.0%
10,133	Invesco Premier Portfolio—Institutional Class, 0.39%(d) (Cost $10,133)	$10,133

	Total Investments (Cost $98,236,984)—99.9%	90,487,974
	Other assets less liabilities—0.1%	49,285

	Net Assets—100.0%	$90,537,259

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	20.7
Utilities	18.5
Industrials	14.0
Consumer Discretionary	9.9
Telecommunication Services	7.9
Consumer Staples	7.7
Materials	7.6
Information Technology	6.2
Health Care	4.6
Energy	2.8
Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—9.9%
763,268	Coach, Inc.	$30,736,802
2,104,989	Ford Motor Co.	28,543,651
958,979	Garmin Ltd.	40,881,275
831,625	General Motors Co.	26,445,675
577,782	Macy’s, Inc.	22,874,389

		149,481,792

	Consumer Staples—7.7%
383,882	Altria Group, Inc.	24,073,240
438,415	Coca-Cola Co. (The)	19,640,992
317,474	Philip Morris International, Inc.	31,150,549
257,172	Procter & Gamble Co. (The)	20,604,621
306,082	Wal-Mart Stores, Inc.	20,467,703

		115,937,105

	Energy—2.8%
1,354,494	Spectra Energy Corp.	42,355,027

	Financials—20.7%
382,914	CME Group, Inc., Class A	35,193,626
959,620	HCP, Inc. REIT	32,463,945
2,267,881	Host Hotels & Resorts, Inc. REIT	35,877,877
1,532,279	Iron Mountain, Inc. REIT	55,974,152
1,779,287	People’s United Financial, Inc.	27,578,949
490,214	Realty Income Corp. REIT	29,020,669
582,487	Ventas, Inc. REIT	36,184,092
429,664	Welltower, Inc. REIT	29,827,275
944,968	Weyerhaeuser Co. REIT	30,352,372

		312,472,957

	Health Care—4.6%
553,849	Baxter International, Inc.	24,491,203
400,462	Merck & Co., Inc.	21,961,336

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
678,019	Pfizer, Inc.	$22,178,001

		68,630,540

	Industrials—14.0%
425,715	Caterpillar, Inc.	33,086,570
276,969	Cummins, Inc.	32,413,682
253,127	Deere & Co.	21,290,512
522,979	Eaton Corp. PLC	33,088,881
547,877	Emerson Electric Co.	29,930,520
631,234	PACCAR, Inc.	37,185,995
1,163,680	Pitney Bowes, Inc.	24,402,370

		211,398,530

	Information Technology—6.2%
786,091	CA, Inc.	23,315,459
177,973	International Business Machines Corp.	25,973,380
427,744	Microchip Technology, Inc.	20,784,081
1,193,287	Western Union Co. (The)	23,865,740

		93,938,660

	Materials—7.6%
463,892	Dow Chemical Co. (The)	24,405,358
716,208	International Paper Co.	30,990,320
980,370	Mosaic Co. (The)	27,440,557
628,531	Nucor Corp.	31,288,273

		114,124,508

	Telecommunication Services—7.9%
933,050	AT&T, Inc.	36,221,001
1,642,403	CenturyLink, Inc.	50,832,373
611,384	Verizon Communications, Inc.	31,143,901

		118,197,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities—18.5%
2,735,379	AES Corp. (The)	$30,526,830
1,819,948	CenterPoint Energy, Inc.	39,037,884
377,356	Duke Energy Corp.	29,728,106
426,583	Entergy Corp.	32,070,510
955,974	Exelon Corp.	33,545,128
843,705	FirstEnergy Corp.	27,496,346
1,258,862	NiSource, Inc.	28,588,756
775,499	PPL Corp.	29,189,782
583,044	Southern Co. (The)	29,210,504

		279,393,846

	Total Investments (Cost $1,423,826,655)—99.9%	1,505,930,240
	Other assets less liabilities—0.1%	1,288,474

	Net Assets—100.0%	$1,507,218,714

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Consumer Staples	22.3
Financials	21.3
Industrials	16.5
Health Care	13.9
Utilities	13.9
Consumer Discretionary	5.0
Information Technology	2.9
Telecommunication Services	2.2
Materials	2.0
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—5.0%
86,660	AutoZone, Inc.(b)	$66,314,832
700,072	Genuine Parts Co.	67,185,910
503,180	Home Depot, Inc. (The)	67,370,770
534,139	McDonald’s Corp.	67,563,242
891,292	Omnicom Group, Inc.	73,950,497

		342,385,251

	Consumer Staples—22.3%
1,009,253	Altria Group, Inc.	63,290,256
656,789	Brown-Forman Corp., Class B	63,261,916
1,189,790	Campbell Soup Co.	73,421,941
811,530	Church & Dwight Co., Inc.	75,228,831
590,619	Clorox Co. (The)	73,963,217
1,945,492	Coca-Cola Co. (The)	87,158,041
1,034,748	Colgate-Palmolive Co.	73,384,328
425,702	Constellation Brands, Inc., Class A	66,435,054
423,645	Costco Wholesale Corp.	62,754,534
630,473	CVS Health Corp.	63,362,536
717,303	Dr Pepper Snapple Group, Inc.	65,210,016
1,250,433	General Mills, Inc.	76,701,560
678,316	Hershey Co. (The)	63,158,003
1,410,895	Hormel Foods Corp.	54,390,002
464,465	JM Smucker Co. (The)	58,977,766
961,868	Kellogg Co.	73,881,081
530,340	Kimberly-Clark Corp.	66,393,265
732,551	McCormick & Co., Inc.	68,698,633
778,105	PepsiCo, Inc.	80,113,691
688,730	Philip Morris International, Inc.	67,578,188
899,427	Procter & Gamble Co. (The)	72,062,091
1,620,468	Sysco Corp.	74,654,961

		1,524,079,911

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—21.3%
1,136,970	Aflac, Inc.	$78,416,821
929,677	Allstate Corp. (The)	60,475,489
675,380	Aon PLC	70,995,946
360,160	AvalonBay Communities, Inc. REIT	63,672,686
534,608	Berkshire Hathaway, Inc., Class B(b)	77,774,772
619,014	Chubb Ltd.	72,956,990
1,064,054	Cincinnati Financial Corp.	70,238,204
808,054	Crown Castle International Corp. REIT	70,203,731
419,321	Federal Realty Investment Trust REIT	63,770,338
1,841,394	Loews Corp.	73,066,514
1,203,685	Marsh & McLennan Cos., Inc.	76,012,708
4,486,424	People’s United Financial, Inc.	69,539,572
2,167,441	Progressive Corp. (The)	70,658,577
269,708	Public Storage REIT	66,027,215
950,061	Realty Income Corp. REIT	56,243,611
315,815	Simon Property Group, Inc. REIT	63,532,503
880,096	T. Rowe Price Group, Inc.	66,262,428
1,341,513	Torchmark Corp.	77,660,188
635,888	Travelers Cos., Inc. (The)	69,884,091
590,838	Willis Towers Watson PLC	73,795,666
2,125,775	XL Group PLC	69,576,616

		1,460,764,666

	Health Care—13.9%
778,208	AmerisourceBergen Corp.	66,225,501
1,604,764	Baxter International, Inc.	70,962,664
462,195	Becton, Dickinson and Co.	74,533,566
315,203	C.R. Bard, Inc.	66,876,621
1,129,228	DaVita HealthCare Partners, Inc.(b)	83,449,949
1,040,592	Dentsply Sirona, Inc.	62,019,283
406,545	Henry Schein, Inc.(b)	68,584,142
674,031	Johnson & Johnson	75,545,395
784,803	Medtronic PLC	62,117,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares S&P 500® Low Volatility Portfolio (SPLV) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
1,380,138	Patterson Cos., Inc.	$59,828,982
2,011,244	Pfizer, Inc.	65,787,791
607,975	Stryker Corp.	66,275,355
768,862	Varian Medical Systems, Inc.(b)	62,416,217
490,589	Waters Corp.(b)	63,855,064

		948,477,687

	Industrials—16.5%
400,033	3M Co.	66,957,524
758,255	Cintas Corp.	68,076,134
774,397	Danaher Corp.	74,922,910
470,700	General Dynamics Corp.	66,142,764
664,224	Illinois Tool Works, Inc.	69,424,692
335,800	Lockheed Martin Corp.	78,033,204
317,432	Northrop Grumman Corp.	65,473,524
1,591,877	Republic Services, Inc.	74,929,650
743,560	Rockwell Collins, Inc.	65,574,556
378,484	Roper Technologies, Inc.	66,647,248
433,245	Snap-on, Inc.	69,007,264
651,139	Stanley Black & Decker, Inc.	72,875,477
725,126	United Parcel Service, Inc., Class B	76,188,989
702,893	United Technologies Corp.	73,360,942
1,311,814	Waste Management, Inc.	77,121,545
1,595,245	Xylem, Inc.	66,649,336

		1,131,385,759

	Information Technology—2.9%
725,424	Automatic Data Processing, Inc.	64,156,499
643,037	Fiserv, Inc.(b)	62,837,576
1,306,436	Paychex, Inc.	68,091,444

		195,085,519

	Materials—2.0%
559,106	Ecolab, Inc.	64,286,008
647,173	Praxair, Inc.	76,016,941

		140,302,949

	Telecommunication Services—2.2%
1,978,498	AT&T, Inc.	76,805,292
1,431,687	Verizon Communications, Inc.	72,930,136

		149,735,428

	Utilities—13.9%
1,309,087	Ameren Corp.	62,836,176
949,803	American Electric Power Co., Inc.	60,312,491
1,456,730	CMS Energy Corp.	59,259,776
859,264	Consolidated Edison, Inc.	64,101,094
978,832	Dominion Resources, Inc.	69,957,123
699,923	DTE Energy Co.	62,405,135
780,250	Duke Energy Corp.	61,468,095
929,164	Edison International	65,701,186
1,058,638	Eversource Energy	59,749,529
544,149	NextEra Energy, Inc.	63,981,039
1,047,584	PG&E Corp.	60,969,389
891,164	Pinnacle West Capital Corp.	64,743,065
1,585,916	PPL Corp.	59,693,878
1,393,397	Southern Co. (The)	69,809,190

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
1,574,506	Xcel Energy, Inc.	$63,027,475

		948,014,641

	Total Investments (Cost $6,324,171,254)—100.0%	6,840,231,811
	Other assets less liabilities—0.0%	2,355,448

	Net Assets—100.0%	$6,842,587,259

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares S&P 500 Momentum Portfolio (SPMO)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Information Technology	33.2
Consumer Discretionary	23.7
Consumer Staples	16.2
Industrials	9.5
Telecommunication Services	7.8
Financials	4.8
Health Care	3.3
Energy	0.5
Materials	0.5
Utilities	0.5
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—23.7%
267	Amazon.com, Inc.(b)	$176,111
18	AutoZone, Inc.(b)	13,774
162	Cablevision Systems Corp., Class A	5,409
150	Carnival Corp.	7,358
106	D.R. Horton, Inc.	3,186
48	Darden Restaurants, Inc.	2,988
107	Dollar General Corp.	8,764
82	Dollar Tree, Inc.(b)	6,536
39	Expedia, Inc., Class A	4,515
102	Goodyear Tire & Rubber Co. (The)	2,955
62	Hasbro, Inc.	5,248
626	Home Depot, Inc. (The)	83,815
154	Interpublic Group of Cos., Inc. (The)	3,533
107	L Brands, Inc.	8,377
664	McDonald’s Corp.	83,989
189	Netflix, Inc.(b)	17,016
817	NIKE, Inc., Class B	48,154
63	O’Reilly Automotive, Inc.(b)	16,549
174	Ross Stores, Inc.	9,880
979	Starbucks Corp.	55,049
178	Time Warner Cable, Inc.	37,756
60	Under Armour, Inc., Class A(b)	2,636

		603,598

	Consumer Staples—16.2%
925	Altria Group, Inc.	58,007
38	Brown-Forman Corp., Class B	3,660
108	Campbell Soup Co.	6,665
78	Clorox Co. (The)	9,768
181	ConAgra Foods, Inc.	8,065
120	Constellation Brands, Inc., Class A	18,727

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
155	Costco Wholesale Corp.	$22,960
103	Dr Pepper Snapple Group, Inc.	9,364
100	Estee Lauder Cos., Inc. (The), Class A	9,587
228	General Mills, Inc.	13,986
215	Hormel Foods Corp.	8,288
66	JM Smucker Co. (The)	8,381
114	Kellogg Co.	8,756
196	Kimberly-Clark Corp.	24,537
309	Kraft Heinz Co. (The)	24,124
356	Kroger Co. (The)	12,599
67	McCormick & Co., Inc.	6,283
75	Molson Coors Brewing Co., Class B	7,172
749	Mondelez International, Inc., Class A	32,177
50	Monster Beverage Corp.(b)	7,211
694	Philip Morris International, Inc.	68,095
661	Reynolds American, Inc.	32,786
168	Tyson Foods, Inc., Class A	11,058

		412,256

	Energy—0.5%
218	Valero Energy Corp.	12,834

	Financials—4.8%
482	American International Group, Inc.	26,905
38	Assurant, Inc.	3,214
70	Cincinnati Financial Corp.	4,621
114	CME Group, Inc., Class A	10,478
53	Equinix, Inc. REIT	17,508
87	Extra Space Storage, Inc. REIT	7,391
64	Intercontinental Exchange, Inc.	15,362
72	Nasdaq, Inc.	4,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares S&P 500 Momentum Portfolio (SPMO) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
317	Progressive Corp. (The)	$10,334
91	Public Storage REIT	22,278

		122,534

	Health Care—3.3%
504	Boston Scientific Corp.(b)	11,048
114	Cigna Corp.	15,793
107	Dentsply Sirona, Inc.	6,377
94	Edwards Lifesciences Corp.(b)	9,984
320	Eli Lilly & Co.	24,170
29	Henry Schein, Inc.(b)	4,892
109	Stryker Corp.	11,882

		84,146

	Industrials—9.5%
31	Cintas Corp.	2,783
62	Equifax, Inc.	7,456
4,679	General Electric Co.	143,879
117	Lockheed Martin Corp.	27,188
142	Masco Corp.	4,361
84	Northrop Grumman Corp.	17,326
177	Raytheon Co.	22,364
99	Republic Services, Inc.	4,660
40	Roper Technologies, Inc.	7,044
30	Snap-on, Inc.	4,778

		241,839

	Information Technology—33.2%
341	Accenture PLC, Class A	38,506
402	Activision Blizzard, Inc.	13,857
247	Adobe Systems, Inc.(b)	23,272
166	Alphabet, Inc., Class A(b)	117,508
162	Alphabet, Inc., Class C(b)	112,268
157	Broadcom Ltd. (Singapore)	22,883
391	eBay, Inc.(b)	9,552
113	Electronic Arts, Inc.(b)	6,989
1,362	Facebook, Inc., Class A(b)	160,144
42	First Solar, Inc.(b)	2,345
136	Fiserv, Inc.(b)	13,290
71	Harris Corp.	5,681
4,335	Microsoft Corp.	216,186
309	NVIDIA Corp.	10,979
235	salesforce.com, inc.(b)	17,813
58	Total System Services, Inc.	2,966
63	VeriSign, Inc.(b)	5,443
784	Visa, Inc., Class A	60,556
139	Xilinx, Inc.	5,988

		846,226

	Materials—0.5%
26	Airgas, Inc.	3,703
40	Avery Dennison Corp.	2,904
58	Vulcan Materials Co.	6,243

		12,850

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Telecommunication Services—7.8%
2,819	AT&T, Inc.	$109,434
1,776	Verizon Communications, Inc.	90,469

		199,903

	Utilities—0.5%
85	American Water Works Co., Inc.	6,184
170	NiSource, Inc.	3,861
108	TECO Energy, Inc.	2,999

		13,044

	Total Investments (Cost $2,478,292)—100.0%	2,549,230
	Other assets less liabilities—0.0%	533

	Net Assets—100.0%	$2,549,763

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares S&P 500 Value Portfolio (SPVU)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	37.6
Energy	13.0
Consumer Staples	11.4
Consumer Discretionary	9.8
Health Care	6.8
Utilities	6.2
Information Technology	6.2
Industrials	4.8
Materials	3.3
Telecommunication Services	0.8
Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—9.8%
129	AutoNation, Inc.(b)	$6,534
194	Bed Bath & Beyond, Inc.(b)	9,161
468	Best Buy Co., Inc.	15,013
311	D.R. Horton, Inc.	9,349
4,817	Ford Motor Co.	65,318
312	Gap, Inc. (The)	7,232
1,873	General Motors Co.	59,561
382	Goodyear Tire & Rubber Co. (The)	11,067
281	Kohl’s Corp.	12,448
431	Macy’s, Inc.	17,063
557	News Corp., Class A	6,918
420	PulteGroup, Inc.	7,724
1,088	Staples, Inc.	11,098
307	TEGNA, Inc.	7,172

		245,658

	Consumer Staples—11.4%
945	Archer-Daniels-Midland Co.	37,743
668	Kraft Heinz Co. (The)	52,151
896	Kroger Co. (The)	31,709
418	Sysco Corp.	19,257
329	Tyson Foods, Inc., Class A	21,655
1,840	Wal-Mart Stores, Inc.	123,041

		285,556

	Energy—13.0%
1,199	Chesapeake Energy Corp.	8,237
1,455	Chevron Corp.	148,672
212	Diamond Offshore Drilling, Inc.	5,143
142	Helmerich & Payne, Inc.	9,389
735	Marathon Petroleum Corp.	28,724
617	National Oilwell Varco, Inc.	22,237
562	Phillips 66	46,146

Number of Shares		Value
	Common Stocks (continued)
	Energy (continued)
173	Tesoro Corp.	$13,786
754	Valero Energy Corp.	44,388

		326,722

	Financials—37.6%
344	Aflac, Inc.	23,726
413	Allstate Corp. (The)	26,866
1,208	American International Group, Inc.	67,431
48	Assurant, Inc.	4,059
7,456	Bank of America Corp.	108,559
518	BB&T Corp.	18,327
521	Capital One Financial Corp.	37,715
227	Chubb Ltd.	26,754
2,414	Citigroup, Inc.	111,720
111	Comerica, Inc.	4,928
585	Fifth Third Bancorp	10,711
327	Goldman Sachs Group, Inc. (The)	53,664
383	Hartford Financial Services Group, Inc. (The)	16,998
1,948	JPMorgan Chase & Co.	123,114
605	KeyCorp	7,435
64	Legg Mason, Inc.	2,055
355	Leucadia National Corp.	5,921
264	Lincoln National Corp.	11,471
275	Loews Corp.	10,912
1,466	MetLife, Inc.	66,117
1,120	Morgan Stanley	30,307
333	Navient Corp.	4,552
140	People’s United Financial, Inc.	2,170
366	PNC Financial Services Group, Inc. (The)	32,128
211	Principal Financial Group, Inc.	9,005
378	Progressive Corp. (The)	12,323
543	Prudential Financial, Inc.	42,159
1,130	Regions Financial Corp.	10,599

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares S&P 500 Value Portfolio (SPVU) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
402	SunTrust Banks, Inc.	$16,779
263	Travelers Cos., Inc. (The)	28,904
186	Unum Group	6,363
277	XL Group PLC	9,066
109	Zions Bancorporation	3,000

		945,838

	Health Care—6.8%
310	Aetna, Inc.	34,804
325	Anthem, Inc.	45,750
339	Cardinal Health, Inc.	26,598
145	Humana, Inc.	25,675
234	McKesson Corp.	39,270

		172,097

	Industrials—4.8%
561	American Airlines Group, Inc.	19,461
181	Cummins, Inc.	21,183
265	Deere & Co.	22,289
256	Fluor Corp.	13,993
211	Jacobs Engineering Group, Inc.(b)	9,406
326	Quanta Services, Inc.(b)	7,733
109	Ryder System, Inc.	7,512
393	United Continental Holdings, Inc.(b)	18,003

		119,580

	Information Technology—6.2%
1,136	Corning, Inc.	21,209
117	First Solar, Inc.(b)	6,533
2,596	Hewlett Packard Enterprise Co.	43,250
3,389	HP, Inc.	41,583
1,403	Micron Technology, Inc.(b)	15,082
337	Seagate Technology PLC	7,337
242	Western Digital Corp.	9,889
1,281	Xerox Corp.	12,298

		157,181

	Materials—3.3%
1,908	Alcoa, Inc.	21,312
444	Mosaic Co. (The)	12,428
591	Newmont Mining Corp.	20,667
325	Nucor Corp.	16,179
293	WestRock Co.	12,262

		82,848

	Telecommunication Services—0.8%
635	CenturyLink, Inc.	19,653

	Utilities—6.2%
1,178	AES Corp. (The)	13,146
245	Consolidated Edison, Inc.	18,277
266	Edison International	18,809
1,097	Exelon Corp.	38,494
434	FirstEnergy Corp.	14,144
413	NiSource, Inc.	9,379
789	NRG Energy, Inc.	11,914

Number of Shares		Value
	Common Stocks (continued)
	Utilities (continued)
465	Public Service Enterprise Group, Inc.	$21,450
153	SCANA Corp.	10,510

		156,123

	Total Investments (Cost $2,486,340)—99.9%	2,511,256
	Other assets less liabilities—0.1%	1,295

	Net Assets—100.0%	$2,512,551

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	33.7
Consumer Staples	13.9
Industrials	10.6
Telecommunication Services	10.4
Materials	7.8
Information Technology	5.8
Energy	5.3
Utilities	4.7
Consumer Discretionary	4.5
Health Care	3.1
Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Brazil—3.2%
166,107	Ambev SA	$933,353
44,736	BRF SA	637,827
95,912	Embraer SA	571,725
120,965	Klabin SA	610,995
71,690	Tractebel Energia SA	792,562
136,232	Transmissora Alianca de Energia Eletrica SA	772,197
42,014	Ultrapar Participacoes SA	881,724

		5,200,383

	Chile—4.4%
12,612,084	Banco de Chile	1,383,127
20,368,138	Banco Santander Chile	980,389
312,737	Cencosud SA	840,825
709,848	Empresa Nacional de Electricidad SA	653,556
326,239	Empresas CMPC SA	729,333
99,943	Empresas COPEC SA	998,666
3,079,055	Enersis Americas SA	523,359
130,633	S.A.C.I. Falabella	1,011,333

		7,120,588

	China—3.5%
2,092,052	Agricultural Bank of China Ltd., H-Shares	757,834
1,088,666	China CITIC Bank Corp. Ltd., H-Shares(a)	684,872
1,088,715	China Construction Bank Corp., H-Shares	700,341
58,987	China Mobile Ltd.	676,390
428,332	CITIC Ltd.	627,269
85,562	Hengan International Group Co. Ltd.	769,895
1,238,235	Industrial & Commercial Bank of China Ltd., H-Shares	672,017
877,208	Want Want China Holdings Ltd.	676,237

		5,564,855

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Colombia—0.9%
77,701	Bancolombia SA (Preference Shares)	$737,675
56,377	Grupo de Inversiones Suramericana SA	760,943

		1,498,618

	Czech Republic—1.1%
46,759	CEZ AS	913,595
3,745	Komercni banka AS	770,566

		1,684,161

	Egypt—0.4%
133,186	Commercial International Bank Egypt SAE	677,633

	Hungary—1.5%
13,956	MOL Hungarian Oil & Gas PLC, Class A	854,032
27,444	OTP Bank PLC	727,751
38,591	Richter Gedeon Nyrt	767,897

		2,349,680

	India—1.8%
13,598	HDFC Bank Ltd. ADR	854,906
37,298	Infosys Ltd. ADR	701,203
20,133	Reliance Industries Ltd. GDR(b)	595,937
66,121	Wipro Ltd. ADR	803,370

		2,955,416

	Indonesia—0.9%
698,380	PT Bank Central Asia Tbk	691,072
2,873,785	PT Telekomunikasi Indonesia Persero Tbk	773,577

		1,464,649

	Malaysia—14.4%
711,654	AMMB Holdings Bhd	825,238
581,472	Axiata Group Bhd	840,987
60,807	British American Tobacco Malaysia Bhd	714,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Malaysia (continued)
637,895	CIMB Group Holdings Bhd	$762,567
788,663	DiGi.Com Bhd	888,293
661,389	Gamuda Bhd	804,198
658,613	Genting Malaysia Bhd	753,616
407,013	Hap Seng Consolidated Bhd	798,085
590,802	Hartalega Holdings Bhd	648,801
440,356	Hong Leong Bank Bhd	1,517,264
702,547	IHH Healthcare Bhd	1,177,955
1,099,007	IJM Corp. Bhd	970,581
610,859	IOI Corp. Bhd	691,155
160,978	Kuala Lumpur Kepong Bhd	985,689
559,892	Malayan Banking Bhd	1,279,876
577,674	Maxis Bhd	828,101
423,405	MISC Bhd	915,851
442,645	Petronas Chemicals Group Bhd	760,309
167,203	Petronas Dagangan Bhd	1,020,381
203,206	Petronas Gas Bhd	1,143,343
374,824	Public Bank Bhd	1,794,243
354,383	Sime Darby Bhd	698,515
744,333	Telekom Malaysia Bhd	1,267,071
326,072	Tenaga Nasional Bhd	1,198,616

		23,284,885

	Mexico—11.6%
389,634	Alfa SAB de CV, Class A	735,628
1,028,452	America Movil SAB de CV, Series L	730,095
149,077	Arca Continental SAB de CV	1,033,576
119,428	Coca-Cola Femsa SAB de CV, Series L	1,042,618
453,724	Fibra Uno Administracion SA de CV REIT	1,084,959
106,717	Fomento Economico Mexicano SAB de CV	997,315
44,763	Gruma SAB de CV, Class B	656,788
90,749	Grupo Aeroportuario del Pacifico SAB de CV, Class B	858,789
61,265	Grupo Aeroportuario del Sureste SAB de CV, Series B	944,982
288,348	Grupo Bimbo SAB de CV, Series A	882,926
35,139	Grupo Elektra SAB de CV	663,650
139,570	Grupo Financiero Banorte SAB de CV, Class O	795,820
400,373	Grupo Financiero Inbursa SAB de CV, Class O	789,562
440,444	Grupo Financiero Santander Mexico SAB de CV, Series B	810,730
305,273	Grupo Lala SAB de CV	819,978
342,683	Grupo Mexico SAB de CV, Series B	875,450
150,516	Grupo Televisa SAB, Series CPO(c)	880,992
202,497	Infraestructura Energetica Nova SAB de CV	794,773
352,537	Kimberly-Clark de Mexico SAB de CV, Class A	838,058
324,787	Mexichem SAB de CV	823,474
65,741	Promotora y Operadora de Infraestructura SAB de CV	837,400
333,723	Wal-Mart de Mexico SAB de CV	828,986

		18,726,549

	Netherlands—0.5%
130,019	Steinhoff International Holdings NV	815,647

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Philippines—4.7%
46,840	Ayala Corp.	$770,219
528,048	Bank of the Philippine Islands	1,019,213
345,136	BDO Unibank, Inc.	736,094
17,482	Globe Telecom, Inc.	818,033
22,749	GT Capital Holdings, Inc.	663,244
168,346	Jollibee Foods Corp.	824,361
5,482,278	Metro Pacific Investments Corp.	678,160
410,225	Metropolitan Bank & Trust Co.	710,867
36,742	SM Investments Corp.	739,737
149,801	Universal Robina Corp.	665,818

		7,625,746

	Poland—2.5%
37,081	Alior Bank SA(a)	670,017
17,397	Bank Pekao SA	707,075
421,064	Orange Polska SA	685,643
38,034	Polski Koncern Naftowy Orlen SA	684,548
94,836	Powszechna Kasa Oszczednosci Bank Polski SA(a)	607,280
79,819	Powszechny Zaklad Ubezpieczen SA	721,334

		4,075,897

	Qatar—1.7%
20,231	Industries Qatar QSC	583,603
63,738	Masraf Al Rayan Qsc	598,873
112,127	Qatar Gas Transport Co. Ltd. (Nakilat)	713,135
21,059	Qatar National Bank SAQ	833,126

		2,728,737

	Russia—0.5%
70,393	Severstal PAO GDR(b)	817,967

	South Africa—4.4%
33,067	Bidvest Group Ltd. (The)	842,441
419,281	Growthpoint Properties Ltd. REIT	743,608
290,215	Life Healthcare Group Holdings Ltd.	765,202
35,376	Mondi Ltd.	682,237
51,538	Nedbank Group Ltd.	661,817
282,416	Netcare Ltd.	722,134
163,229	Pick n Pay Stores Ltd.	850,288
54,846	SPAR Group Ltd. (The)	822,840
89,064	Vodacom Group Ltd.	1,039,444

		7,130,011

	South Korea—7.1%
102,152	DGB Financial Group, Inc.	822,129
15,680	GS Holdings Corp.	761,018
35,211	Hana Financial Group, Inc.	792,665
126,882	Hanwha Life Insurance Co. Ltd.	743,876
25,903	Hite Jinro Co. Ltd.	635,413
26,820	KB Financial Group, Inc.	819,147
14,640	Korea Electric Power Corp.	794,060
1,612	Korea Zinc Co. Ltd.	701,023
4,925	KT Corp. ADR	67,029
46,508	KT Corp.	1,246,989
260	Lotte Confectionery Co. Ltd.	570,019
694	Samsung Electronics Co. Ltd.	758,320
6,497	Samsung Life Insurance Co. Ltd.	624,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
20,176	Shinhan Financial Group Co. Ltd.	$740,176
3,874	SK Telecom Co. Ltd.	700,407
82,164	Woori Bank	757,172

		11,533,826

	Taiwan—19.9%
968,707	Asia Cement Corp.	863,496
76,838	Asustek Computer, Inc.	675,397
515,442	Cathay Financial Holding Co. Ltd.	579,319
456,435	Cheng Shin Rubber Industry Co. Ltd.	949,579
296,613	Chicony Electronics Co. Ltd.	712,725
2,504,472	China Development Financial Holding Corp.	639,066
1,282,140	China Steel Corp.	900,396
559,222	Chunghwa Telecom Co. Ltd.	1,889,908
1,383,309	CTBC Financial Holding Co. Ltd.	703,385
494,892	CTCI Corp.	645,218
1,357,531	E.Sun Financial Holding Co. Ltd.	753,412
994,432	Far Eastern New Century Corp.	744,598
488,993	Far EasTone Telecommunications Co. Ltd.	1,103,733
2,877,871	First Financial Holding Co. Ltd.	1,409,802
295,095	Formosa Chemicals & Fibre Corp.	753,909
261,235	Formosa Petrochemical Corp.	742,729
323,146	Formosa Plastics Corp.	804,534
494,875	Fubon Financial Holding Co. Ltd.	602,234
331,468	Hon Hai Precision Industry Co. Ltd.	792,366
2,311,671	Hua Nan Financial Holdings Co. Ltd.	1,121,683
547,830	Lite-On Technology Corp.	667,526
1,185,777	Mega Financial Holding Co. Ltd.	841,915
352,930	Nan Ya Plastics Corp.	691,569
109,353	President Chain Store Corp.	774,724
394,016	Quanta Computer, Inc.	635,253
3,736,718	Shin Kong Financial Holding Co. Ltd.	756,543
203,414	Simplo Technology Co. Ltd.	687,444
2,632,338	SinoPac Financial Holdings Co. Ltd.	780,242
274,318	Standard Foods Corp.	665,957
748,919	Synnex Technology International Corp.	744,205
2,248,986	Taishin Financial Holding Co. Ltd.	850,700
773,681	Taiwan Cement Corp.	789,201
2,781,999	Taiwan Cooperative Financial Holding Co. Ltd.	1,229,141
331,162	Taiwan Mobile Co. Ltd.	1,093,503
152,397	Taiwan Semiconductor Manufacturing Co. Ltd.	708,757
460,181	Uni-President Enterprises Corp.	830,389
1,750,451	United Microelectronics Corp.	651,270
758,323	WPG Holdings Ltd.	811,154
1,922,472	Yuanta Financial Holding Co. Ltd.	634,804

		32,231,786

	Thailand—8.4%
62,063	Airports of Thailand PCL NVDR	696,499
737,231	Bangchak Petroleum PCL (The) NVDR	654,285
1,137,584	Bangkok Airways Co. Ltd. NVDR	830,472
184,528	Bangkok Bank PCL NVDR	866,378
1,469,311	Bangkok Dusit Medical Services PCL NVDR	1,001,134
4,069,874	BTS Group Holdings PCL NVDR	1,071,939
540,206	Central Pattana PCL NVDR	815,799

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
917,197	CH Karnchang PCL NVDR	$663,018
534,336	CP ALL PCL NVDR	699,853
3,112,195	Home Product Center PCL NVDR	717,239
138,674	Kasikornbank PCL NVDR	659,029
1,334,512	Krung Thai Bank PCL NVDR	668,593
2,770,151	Land & Houses PCL NVDR	670,134
1,188,662	Muangthai Leasing PCL NVDR	680,597
60,246	Siam Cement PCL (The) NVDR	841,685
165,328	Siam Commercial Bank PCL (The) NVDR	631,872
1,633,490	Thai Beverage PCL	905,435
8,829,776	TMB Bank PCL NVDR	576,350

		13,650,311

	Turkey—5.2%
100,443	Arcelik AS	675,419
41,341	BIM Birlesik Magazalar AS	911,357
53,202	Coca-Cola Icecek AS	781,380
466,463	Enka Insaat ve Sanayi AS	811,298
51,002	Ford Otomotiv Sanayi AS	686,281
209,792	Haci Omer Sabanci Holding AS	758,294
158,405	KOC Holding AS	829,355
610,012	Petkim Petrokimya Holding AS(a)	897,237
23,788	Tupras Turkiye Petrol Rafinerileri AS	628,688
311,544	Turk Telekomunikasyon AS	753,691
152,991	Turkcell Iletisim Hizmetleri AS	662,488

		8,395,488

	United Arab Emirates—1.2%
348,321	Dubai Islamic Bank PJSC	555,728
135,710	Emirates Telecommunications Group Co. PJSC	698,327
171,609	First Gulf Bank PJSC	605,055

		1,859,110

	Total Investments (Cost $165,899,678)—99.8%	161,391,943
	Other assets less liabilities—0.2%	367,454

	Net Assets—100.0%	$161,759,397

Investment Abbreviations:

ADR—American Depositary Receipt

CPO—Certificate of Ordinary Participation

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $1,413,904, which represented less than 1% of the Fund’s Net Assets.
(c)	Each CPO represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Consumer Staples	22.6
Consumer Discretionary	17.5
Financials	12.7
Energy	11.4
Industrials	6.9
Health Care	6.8
Telecommunication Services	6.1
Information Technology	5.8
Materials	5.4
Investment Companies	2.7
Utilities	2.1
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Brazil—8.1%
6,000	Ambev SA	$33,714
700	Banco Santander Brasil SA	3,765
2,700	BM&FBOVESPA SA	13,442
500	Centrais Eletricas Brasileiras SA (Preference Shares), Class B(a)	1,856
800	Cia de Saneamento Basico do Estado de Sao Paulo	6,120
1,100	Embraer SA	6,557
500	Fibria Celulose SA	4,402
600	Hypermarcas SA	5,275
2,000	Klabin SA	10,102
960	Lojas Americanas SA (Preference Shares)	4,459
1,100	Lojas Renner SA	6,621
600	Raia Drogasil SA	9,570
1,200	Suzano Papel E Celulose SA (Preference Shares), Class A	4,566
700	Ultrapar Participacoes SA	14,691

		125,140

	Chile—1.3%
54,285	Banco de Chile	5,953
1,745	S.A.C.I. Falabella	13,510

		19,463

	China—7.3%
34	58.com, Inc., Class A ADR(a)	1,858
2,000	ANTA Sports Products Ltd.	5,115
18,000	China Huishan Dairy Holdings Co. Ltd.	6,729
2,000	China Resources Beer Holdings Co. Ltd.	4,404
792	Ctrip.com International Ltd. ADR(a)	34,539

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
10,000	Evergrande Real Estate Group Ltd.	$7,426
146	NetEase, Inc. ADR	20,542
405	New Oriental Education & Technology Group, Inc. ADR	15,860
1,000	Shenzhou International Group Holdings Ltd.	5,182
86	SINA Corp.(a)	4,308
6,519	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares(a)	3,210
2,000	TravelSky Technology Ltd., H-Shares	3,728

		112,901

	Hungary—2.3%
139	MOL Hungarian Oil & Gas PLC, Class A	8,506
689	OTP Bank PLC	18,271
408	Richter Gedeon Nyrt	8,118

		34,895

	India—8.8%
2,608	Infosys Ltd. ADR	49,030
2,149	PowerShares India Portfolio(b)	41,218
1,558	Reliance Industries Ltd. GDR(c)	46,117

		136,365

	Indonesia—1.7%
4,100	PT AKR Corporindo Tbk	2,021
91,300	PT Telekomunikasi Indonesia Persero Tbk	24,576

		26,597

	Malaysia—1.7%
5,500	IHH Healthcare Bhd	9,222
600	Kossan Rubber Industries Bhd	922

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares S&P Emerging Markets Momentum Portfolio (EEMO) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Malaysia (continued)
1,800	MISC Bhd	$3,893
5,300	Petronas Chemicals Group Bhd	9,104
2,300	Top Glove Corp. Bhd	2,920

		26,061

	Mexico—13.5%
6,600	Alfa SAB de CV, Class A	12,461
700	Arca Continental SAB de CV	4,853
6,100	Fomento Economico Mexicano SAB de CV	57,007
660	Gruma SAB de CV, Class B	9,684
1,000	Grupo Aeroportuario del Pacifico SAB de CV, Class B	9,463
465	Grupo Aeroportuario del Sureste SAB de CV, Series B	7,172
3,100	Grupo Bimbo SAB de CV, Series A	9,492
5,500	Grupo Financiero Banorte SAB de CV, Class O	31,361
1,500	Grupo Lala SAB de CV	4,029
4,500	Kimberly-Clark de Mexico SAB de CV, Class A	10,698
425	Promotora y Operadora de Infraestructura SAB de CV	5,414
18,800	Wal-Mart de Mexico SAB de CV	46,700

		208,334

	Netherlands—2.9%
7,164	Steinhoff International Holdings NV	44,942

	Philippines—0.5%
16,200	SM Prime Holdings, Inc.	7,826

	Poland—0.9%
182	Eurocash SA	2,597
459	Polski Koncern Naftowy Orlen SA	8,261
2,612	Polskie Gornictwo Naftowe i Gazownictwo SA	3,474

		14,332

	Russia—7.5%
169	NovaTek OAO GDR(c)	16,224
7,132	Sberbank of Russia PJSC ADR	57,170
3,446	Surgutneftegas OAO ADR	18,230
403	Tatneft PAO ADR	12,634
3,485	VTB Bank JSC GDR(c)	7,465
259	X5 Retail Group NV GDR(a)(c)	5,128

		116,851

	South Africa—10.2%
451	Bidvest Group Ltd. (The)	11,490
1,036	Brait SE(a)	11,628
108	Capitec Bank Holdings Ltd.	4,501
533	Discovery Ltd.	4,782
341	Investec Ltd.	2,640
227	Mondi Ltd.	4,378
641	Naspers Ltd., Class N	88,290
191	PSG Group Ltd.	2,677
776	Resilient REIT Ltd. REIT	7,437
586	Truworths International Ltd.	4,393
818	Vodacom Group Ltd.	9,547
1,052	Woolworths Holdings Ltd.	6,796

		158,559

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea—23.4%
70	Amorepacific Corp.	$25,035
40	AMOREPACIFIC Group	5,898
37	BGF Retail Co. Ltd.	6,040
347	Celltrion, Inc.(a)	30,637
40	CJ CGV Co. Ltd.	4,020
13	CJ CheilJedang Corp.	4,336
33	CJ Corp.	6,198
70	CJ E&M Corp.	4,135
14	Cosmax, Inc.	1,726
49	Daelim Industrial Co. Ltd.	3,901
72	Dongbu Insurance Co. Ltd.	4,430
83	Dongsuh Cos., Inc.	2,349
11	Green Cross Corp.	1,670
104	Green Cross Holdings Corp.	3,213
92	GS Holdings Corp.	4,465
96	GS Retail Co. Ltd.	4,508
12	Hana Tour Service, Inc.	956
18	Hanmi Pharm Co. Ltd.	9,431
99	Hanmi Science Co. Ltd.	11,817
44	Hansae Co. Ltd.	1,989
29	Hanssem Co. Ltd.	4,861
317	Hanwha Chemical Corp.	6,997
89	Hanwha Corp.	2,953
68	Hanwha Techwin Co. Ltd.	2,489
65	Hite Jinro Co. Ltd.	1,594
45	Hyosung Corp.	4,838
95	Hyundai Greenfood Co. Ltd.	1,663
109	Hyundai Marine & Fire Insurance Co. Ltd.	3,042
205	Kangwon Land, Inc.	7,674
28	KEPCO Plant Service & Engineering Co. Ltd.	1,855
95	Korea Aerospace Industries Ltd.	5,653
459	Korea Electric Power Corp.	24,896
32	Korea Kolmar Co. Ltd.	2,449
273	KT&G Corp.	29,471
91	LG Chem Ltd.	23,720
212	LG Corp.	12,671
21	LG Household & Health Care Ltd.	18,560
13	Loen Entertainment, Inc.(a)	883
34	Lotte Chemical Corp.	8,728
1	Lotte Chilsung Beverage Co. Ltd.	1,729
2	Lotte Confectionery Co. Ltd.	4,385
7	Medy-Tox, Inc.	2,599
13	Nongshim Co. Ltd.	4,261
9	Ottogi Corp.	6,453
36	S-1 Corp.	2,942
5	Samlip General Foods Co. Ltd.	935
13	Samyang Corp.	1,860
10	Shinsegae Co. Ltd.	1,856
122	SK Innovation Co. Ltd.	16,596
70	S-Oil Corp.	5,351
47	ViroMed Co. Ltd.(a)	5,816
23	Yuhan Corp.	5,894

		362,428

	Taiwan—5.3%
9,000	Chunghwa Telecom Co. Ltd.	30,416
1,000	Feng Tay Enterprise Co. Ltd.	4,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares S&P Emerging Markets Momentum Portfolio (EEMO) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
3,000	Formosa Petrochemical Corp.	$8,529
1,000	Makalot Industrial Co. Ltd.	5,348
1,000	Micro-Star International Co. Ltd.	1,597
2,000	Powertech Technology, Inc.	4,056
2,000	Tong Yang Industry Co. Ltd.	3,048
1,000	Tty Biopharm Co. Ltd.	3,271
9,000	Uni-President Enterprises Corp.	16,240
1,000	Win Semiconductors Corp.	1,891
1,000	Wistron NeWeb Corp.	2,604

		81,310

	Thailand—1.7%
700	Airports of Thailand PCL NVDR	7,856
1,300	Bangkok Airways Co. Ltd. NVDR	949
7,200	Bangkok Dusit Medical Services PCL NVDR	4,906
800	Bumrungrad Hospital PCL NVDR	4,649
600	Central Plaza Hotel PCL NVDR	661
15,900	IRPC PCL NVDR	2,322
1,500	Thai Oil PCL NVDR	2,834
2,100	Tipco Asphalt PCL NVDR	1,479

		25,656

	Turkey—0.8%
190	Aselsan Elektronik Sanayi Ve Ticaret AS	1,357
1,525	Petkim Petrokimya Holding AS(a)	2,243
238	Tofas Turk Otomobil Fabrikasi AS	1,886
277	Tupras Turkiye Petrol Rafinerileri AS	7,321

		12,807

	United Arab Emirates—2.1%
2,942	Damac Properties Dubai Co. PJSC	2,066
5,949	Emirates Telecommunications Group Co. PJSC	30,612

		32,678

	Total Common Stocks and Other Equity Interests (Cost $1,511,766)	1,547,145

	Money Market Fund—0.0%
12	Invesco Premier Portfolio—Institutional Class, 0.39%(d) (Cost $12)	12

	Total Investments (Cost $1,511,778)—100.0%	1,547,157
	Other assets less liabilities—0.0%	501

	Net Assets—100.0%	$1,547,658

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated. See Note 4.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $74,934, which represented 4.84% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	38.6
Industrials	16.4
Consumer Staples	11.4
Utilities	10.2
Consumer Discretionary	9.1
Telecommunication Services	5.2
Health Care	4.0
Information Technology	2.7
Materials	2.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—11.8%
96,539	AGL Energy Ltd.	$1,347,493
111,001	Amcor Ltd.	1,304,541
41,408	ASX Ltd.	1,381,891
1,115,862	AusNet Services	1,307,161
262,336	Boral Ltd.	1,289,299
126,536	Brambles Ltd.	1,205,143
199,721	Coca-Cola Amatil Ltd.	1,310,787
21,347	Commonwealth Bank of Australia	1,203,740
18,673	CSL Ltd.	1,498,847
207,739	Dexus Property Group REIT	1,334,874
244,939	Goodman Group REIT	1,287,915
358,605	GPT Group (The) REIT	1,376,558
944,064	Mirvac Group REIT	1,347,265
56,576	National Australia Bank Ltd.	1,173,955
24,453	Ramsay Health Care Ltd.	1,212,052
442,568	Scentre Group REIT	1,584,028
449,047	Stockland REIT	1,497,557
138,085	Suncorp Group Ltd.	1,317,245
263,127	Sydney Airport	1,367,485
481,887	Tatts Group Ltd.	1,386,426
391,072	Telstra Corp. Ltd.	1,599,674
178,452	Transurban Group	1,577,030
549,792	Vicinity Centres REIT	1,392,985
47,428	Wesfarmers Ltd.	1,548,047
161,323	Westfield Corp. REIT	1,243,448

		34,095,446

	Austria—0.9%
63,653	BUWOG AG	1,339,993
32,851	Oesterreichische Post AG	1,283,418

		2,623,411

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Belgium—3.2%
9,244	Ackermans & van Haaren NV	$1,203,811
34,729	Ageas	1,362,754
27,075	Colruyt SA	1,559,200
18,439	Groupe Bruxelles Lambert SA(a)	1,628,916
16,431	Sofina SA	2,093,640
25,851	Telenet Group Holding NV(b)	1,285,006

		9,133,327

	Canada—18.3%
13,898	Agrium, Inc.	1,199,626
27,633	Bank of Montreal	1,803,226
31,507	Bank of Nova Scotia	1,655,086
42,535	BCE, Inc.	1,998,052
38,300	Brookfield Asset Management, Inc., Class A	1,296,439
115,379	CAE, Inc.	1,366,936
21,930	Canadian Imperial Bank of Commerce	1,774,219
21,398	Canadian National Railway Co.	1,319,822
12,136	Canadian Tire Corp. Ltd., Class A(a)	1,324,147
26,778	CGI Group, Inc., Class A(b)	1,225,383
65,205	CI Financial Corp.	1,446,108
41,051	Emera, Inc.(a)	1,490,172
65,304	Empire Co. Ltd., Class A	1,087,010
114,558	First Capital Realty, Inc.	1,857,475
18,768	George Weston Ltd.	1,631,375
60,581	Great-West Lifeco, Inc.	1,785,606
100,726	H&R Real Estate Investment Trust REIT	1,762,665
44,674	IGM Financial, Inc.	1,408,768
43,690	Industrial Alliance Insurance and Financial Services, Inc.	1,454,473
23,699	Intact Financial Corp.	1,756,708
31,296	Loblaw Cos. Ltd.	1,729,700
44,769	Metro, Inc.	1,500,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares S&P International Developed Low Volatility Portfolio (IDLV) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
42,512	National Bank of Canada	$1,521,825
24,832	Onex Corp.	1,542,930
60,806	Power Corp. of Canada	1,480,101
61,498	Power Financial Corp.	1,619,686
81,007	RioCan Real Estate Investment Trust REIT	1,764,227
36,323	Rogers Communications, Inc., Class B	1,415,107
28,037	Royal Bank of Canada	1,744,087
45,002	Saputo, Inc.	1,417,315
82,039	Shaw Communications, Inc., Class B	1,520,793
41,270	Sun Life Financial, Inc.	1,410,152
51,841	TELUS Corp.	1,646,364
39,537	Toronto-Dominion Bank (The)	1,762,846

		52,719,188

	Denmark—0.4%
33,697	ISS A/S	1,279,784

	Finland—0.4%
25,719	Sampo Oyj, Class A	1,123,205

	France—2.7%
12,108	Aeroports de Paris	1,524,081
48,678	Alstom SA(b)	1,244,414
64,162	Bureau Veritas SA	1,521,200
17,606	Danone SA	1,233,494
11,435	Sodexo SA	1,155,031
16,916	Vinci SA	1,264,007

		7,942,227

	Germany—2.1%
32,530	MAN SE	3,530,216
7,190	Muenchener Rueckversicherungs-Gesellschaft AG	1,333,668
15,422	SAP SE	1,206,776

		6,070,660

	Hong Kong—8.3%
147,941	Cheung Kong Infrastructure Holdings Ltd.	1,398,890
223,767	CLP Holdings Ltd.	2,069,727
235,328	Dairy Farm International Holdings Ltd.	1,623,763
77,067	Hang Seng Bank Ltd.	1,400,821
2,409,175	HK Electric Investments & HK Electric Investments Ltd.(c)	2,167,798
1,051,608	HKT Trust & HKT Ltd.	1,523,755
959,418	Hong Kong & China Gas Co. Ltd.	1,790,900
346,994	Hysan Development Co. Ltd.	1,536,540
42,916	Jardine Strategic Holdings Ltd.	1,242,418
246,039	Link REIT	1,495,480
297,256	MTR Corp. Ltd.	1,471,489
140,126	Power Assets Holdings Ltd.	1,335,832
99,418	Sun Hung Kai Properties Ltd.	1,256,631
127,661	Swire Pacific Ltd., Class A	1,388,156
434,102	Swire Properties Ltd.	1,130,416
111,480	VTech Holdings Ltd.	1,152,567

		23,985,183

	Ireland—0.9%
60,209	Glanbia PLC	1,135,087

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Ireland (continued)
15,913	Kerry Group PLC, Class A	$1,419,255

		2,554,342

	Israel—2.4%
297,558	Bank Hapoalim BM	1,532,234
392,793	Bank Leumi Le-Israel BM(b)	1,448,046
14,791	Check Point Software Technologies Ltd.(a)(b)	1,225,730
779,961	Israel Discount Bank Ltd., Class A(a)(b)	1,307,075
119,841	Mizrahi Tefahot Bank Ltd.	1,390,252

		6,903,337

	Italy—1.0%
224,628	Snam SpA	1,371,289
254,535	Terna-Rete Elettrica Nationale SpA	1,435,501

		2,806,790

	Japan—4.0%
554	Advance Residence Investment Corp. REIT	1,510,885
40,095	Canon, Inc.	1,166,182
1,075	GLP J-REIT REIT	1,320,202
85,199	Kagome Co. Ltd.(a)	1,858,540
59,450	McDonald’s Holdings Co. Japan Ltd.	1,482,430
652	Mori Trust Sogo REIT, Inc. REIT	1,288,217
252,707	Nagoya Railroad Co. Ltd.	1,303,746
901	ORIX JREIT Inc. REIT	1,519,140

		11,449,342

	Netherlands—1.8%
42,504	Grandvision NV(c)	1,168,366
15,900	Heineken Holding NV, Class A	1,312,835
45,555	Koninklijke Philips NV	1,252,234
39,760	NN Group NV	1,378,013

		5,111,448

	New Zealand—3.2%
316,879	Auckland International Airport Ltd.	1,362,702
416,279	Contact Energy Ltd.	1,478,702
227,567	Fisher & Paykel Healthcare Corp. Ltd.	1,456,005
275,570	Fletcher Building Ltd.	1,607,053
314,232	Ryman Healthcare Ltd.	1,962,159
437,599	SKYCITY Entertainment Group Ltd.	1,496,296

		9,362,917

	Norway—0.9%
73,780	Gjensidige Forsikring ASA	1,263,515
155,617	Orkla ASA(a)	1,358,594

		2,622,109

	Singapore—11.4%
696,852	Ascendas Real Estate Investment Trust REIT	1,275,441
1,406,947	CapitaLand Commercial Trust Ltd. REIT	1,496,919
518,873	CapitaLand Ltd.	1,200,621
968,369	CapitaLand Mall Trust REIT	1,491,406
238,856	City Developments Ltd.	1,482,132
599,781	ComfortDelGro Corp. Ltd.	1,289,660
132,619	DBS Group Holdings Ltd.	1,507,696
679,033	M1 Ltd.	1,247,879
2,000,280	Mapletree Greater China Commercial Trust REIT(c)	1,532,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares S&P International Developed Low Volatility Portfolio (IDLV) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
2,357,273	Mapletree Logistics Trust REIT	$1,894,167
251,601	Oversea-Chinese Banking Corp. Ltd.	1,641,710
468,912	SATS Ltd.	1,430,407
172,325	Singapore Airlines Ltd.	1,474,452
233,327	Singapore Exchange Ltd.	1,307,207
1,199,519	Singapore Post Ltd.	1,401,172
658,047	Singapore Press Holdings Ltd.	1,987,776
486,226	Singapore Telecommunications Ltd.	1,396,401
640,437	StarHub Ltd.	1,577,208
1,302,324	Suntec REIT	1,632,689
113,622	United Overseas Bank Ltd.	1,572,389
331,012	UOL Group Ltd.	1,512,156
273,906	Venture Corp. Ltd.	1,705,735

		33,058,119

	Spain—3.0%
77,087	Abertis Infraestructuras SA	1,300,093
73,680	Endesa SA	1,547,279
61,965	Ferrovial SA	1,333,556
64,225	Gas Natural SDG SA	1,336,219
230,355	Iberdrola SA	1,636,844
18,096	Red Electrica Corp. SA	1,616,025

		8,770,016

	Sweden—1.4%
33,659	Hennes & Mauritz AB, Class B(a)	1,197,844
25,789	L E Lundbergforetagen AB, Class B	1,401,889
41,759	Swedish Match AB(a)	1,325,782

		3,925,515

	Switzerland—5.1%
68,598	ABB Ltd.	1,451,400
744	Givaudan SA	1,467,042
11,358	Kuehne + Nagel International AG	1,637,638
21,799	Nestle SA	1,626,112
17,131	Novartis AG	1,308,283
5,396	Roche Holding AG-BR	1,365,185
7,356	Schindler Holding AG-PC	1,340,734
708	SGS SA	1,559,299
16,352	Swiss Re AG	1,451,805
2,759	Swisscom AG	1,400,369

		14,607,867

	United Kingdom—16.2%
44,651	Admiral Group PLC	1,214,651
26,061	Associated British Foods PLC	1,169,737
192,043	BAE Systems PLC	1,342,759
24,105	British American Tobacco PLC	1,472,487
132,420	British Land Co. PLC (The) REIT	1,394,732
184,113	BT Group PLC	1,195,343
56,016	Bunzl PLC	1,673,160
85,073	Capita PLC	1,247,481
78,469	Compass Group PLC	1,401,232
31,927	Derwent London PLC REIT	1,535,923
51,374	Diageo PLC	1,389,259
294,245	Direct Line Insurance Group PLC	1,559,933
447,033	G4S PLC	1,233,755
65,227	GlaxoSmithKline PLC	1,394,091
174,448	Hammerson PLC REIT	1,493,684
24,256	Imperial Brands PLC	1,321,281

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
295,028	Intu Properties PLC REIT	$1,315,144
86,193	Land Securities Group PLC REIT	1,429,311
212,100	Marks & Spencer Group PLC	1,315,838
113,465	National Grid PLC	1,620,264
15,527	Next PLC	1,156,610
15,195	Reckitt Benckiser Group PLC	1,481,125
71,056	RELX NV	1,192,682
80,156	RELX PLC	1,420,789
183,763	Royal Mail PLC	1,310,709
51,757	Severn Trent PLC	1,688,487
94,654	Sky PLC	1,301,312
74,608	Smith & Nephew PLC	1,263,431
62,637	SSE PLC	1,385,531
48,694	Travis Perkins PLC	1,318,213
29,865	Unilever PLC	1,336,321
109,059	United Utilities Group PLC	1,500,951
24,327	Whitbread PLC	1,379,851
53,724	WPP PLC	1,256,057

		46,712,134

	United States—0.6%
43,300	Thomson Reuters Corp.	1,785,097

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $285,657,702)—100.0%	288,641,464

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.4%
7,016,650	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $7,016,650)	7,016,650

	Total Investments (Cost $292,674,352)—102.4%	295,658,114
	Other assets less liabilities—(2.4)%	(6,926,896)

	Net Assets—100.0%	$288,731,218

Investment Abbreviations:

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2016.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $4,869,060, which represented 1.69% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares S&P International Developed Momentum Portfolio (IDMO)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Consumer Staples	18.3
Industrials	17.5
Health Care	16.2
Consumer Discretionary	14.5
Information Technology	9.4
Financials	9.0
Telecommunication Services	7.1
Materials	4.6
Utilities	3.1
Energy	0.2
Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—6.1%
1,504	AGL Energy Ltd.	$20,993
1,376	Aristocrat Leisure Ltd.	10,501
2,611	Asciano Ltd.	17,595
144	CIMIC Group Ltd.	3,933
71	Cochlear Ltd.	5,854
736	CSL Ltd.	59,077
491	Macquarie Group Ltd.	23,794
1,975	Qantas Airways Ltd.	4,853
8,857	Scentre Group REIT	31,701
2,476	Sydney Airport	12,868
637	TPG Telecom Ltd.	5,206
3,539	Transurban Group	31,275

		227,650

	Austria—0.5%
70	BUWOG AG	1,474
545	Erste Group Bank AG(a)	15,680

		17,154

	Belgium—1.2%
28	Ackermans & van Haaren NV	3,646
437	Ageas	17,148
114	Colruyt SA	6,565
163	Delhaize Group SA	17,088

		44,447

	Canada—2.6%
623	Alimentation Couche-Tard, Inc., Class B	27,355
58	CCL Industries, Inc., Class B	10,639
39	Constellation Software, Inc.	15,267
184	Dollarama, Inc.	13,288
177	Emera, Inc.	6,425

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
444	Metro, Inc.	$14,884
128	Onex Corp.	7,953

		95,811

	Denmark—8.6%
152	Carlsberg A/S, Class B	14,806
266	Chr. Hansen Holding A/S	16,558
353	DSV A/S	14,857
123	H. Lundbeck A/S(a)	4,109
188	ISS A/S	7,140
3,088	Novo Nordisk A/S, Class B	172,451
358	Pandora A/S	46,497
617	Vestas Wind Systems A/S	44,151

		320,569

	Finland—1.1%
271	Amer Sports Oyj	8,014
374	Elisa Oyj	13,969
170	Huhtamaki Oyj	6,679
161	Neste Oyj	5,152
191	Nokian Renkaat Oyj	7,048

		40,862

	France—5.4%
284	Capgemini SA	26,520
245	Dassault Systemes	19,166
248	Essilor International SA	32,111
266	Thales SA	23,002
1,049	Veolia Environnement SA	25,778
997	Vinci SA	74,498

		201,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares S&P International Developed Momentum Portfolio (IDMO) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany—8.7%
560	Adidas AG	$72,221
263	Deutsche Boerse AG	21,595
325	Fresenius Medical Care AG & Co. KGaA	28,197
534	Fresenius SE & Co. KGaA	38,850
104	Hannover Rueck SE	11,862
309	ProSiebenSat.1 Media SE	15,756
1,756	SAP SE	137,407

		325,888

	Hong Kong—0.4%
1,000	Cheung Kong Infrastructure Holdings Ltd.	9,456
4,500	HK Electric Investments & HK Electric Investments Ltd.(b)	4,049

		13,505

	Ireland—2.5%
274	Glanbia PLC	5,166
698	James Hardie Industries PLC	9,870
236	Kerry Group PLC, Class A	21,048
314	Kingspan Group PLC	8,272
245	Paddy Power Betfair PLC	32,845
206	Ryanair Holdings PLC ADR	16,676

		93,877

	Israel—0.6%
4,346	Bezeq The Israeli Telecommunication Corp. Ltd.	9,280
54	Elbit Systems Ltd.	5,408
83	Frutarom Industries Ltd.	4,259
84	NICE Systems Ltd.	5,410

		24,357

	Italy—1.4%
490	Davide Campari-Milano SpA	4,731
451	Finecobank Banca Fineco SpA	3,621
247	Recordati SpA	6,278
3,663	Snam SpA	22,362
3,021	Terna-Rete Elettrica Nationale SpA	17,037

		54,029

	Japan—36.0%
900	ACOM Co. Ltd.(a)	4,896
1,300	Aeon Co. Ltd.	19,969
1,000	Ajinomoto Co., Inc.	23,880
500	Alfresa Holdings Corp.	9,991
400	Casio Computer Co. Ltd.	7,907
100	Century Tokyo Leasing Corp.	3,528
200	Coca-Cola West Co. Ltd.	5,589
400	Daicel Corp.	5,178
1,400	Daiichi Sankyo Co. Ltd.	34,033
100	Daito Trust Construction Co. Ltd.	14,482
1,500	Daiwa House Industry Co. Ltd.	41,539
400	Dentsu, Inc.	21,197
500	East Japan Railway Co.	45,909
300	Eisai Co. Ltd.	19,164
100	Ezaki Glico Co. Ltd.	5,225
600	FUJIFILM Holdings Corp.	25,622
500	Haseko Corp.	4,767
100	Hisamitsu Pharmaceutical Co., Inc.	4,888

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
100	Hitachi Capital Corp.	$2,239
100	Hoshizaki Electric Co. Ltd.	8,664
300	Iida Group Holdings Co. Ltd.	5,863
100	Ito EN Ltd.	3,140
700	Japan Exchange Group, Inc.	10,965
2,300	Japan Tobacco, Inc.	97,378
2,000	Kajima Corp.	12,804
200	Kakaku.com, Inc.	3,725
100	Kaken Pharmaceutical Co. Ltd.	5,673
1,000	Kaneka Corp.	8,711
700	Kao Corp.	40,013
3,000	Kintetsu Group Holdings Co. Ltd.	12,617
100	Kobayashi Pharmaceutical Co. Ltd.	8,243
200	Koito Manufacturing Co. Ltd.	9,047
200	Konami Holdings Corp.	6,421
100	Kose Corp.	9,589
400	Kyowa Hakko Kirin Co. Ltd.	7,417
100	Lawson, Inc.	7,944
100	Mabuchi Motor Co. Ltd.	5,253
200	Makita Corp.	12,935
600	Marui Group Co. Ltd.	9,494
100	Maruichi Steel Tube Ltd.	3,000
400	Medipal Holdings Corp.	6,576
300	MEIJI Holdings Co. Ltd.	24,057
2,000	Mitsui Chemicals, Inc.	6,954
100	MonotaRO Co. Ltd.	3,136
1,000	Nagoya Railroad Co. Ltd.	5,159
1,000	Nankai Electric Railway Co. Ltd.	5,430
300	Nexon Co. Ltd.	4,666
200	Nintendo Co. Ltd.	28,328
1,400	Nippon Telegraph & Telephone Corp.	63,644
500	Nisshin Seifun Group, Inc.	8,407
200	Nitori Holdings Co. Ltd.	19,216
200	Nomura Research Institute Ltd.	7,271
200	NTT Data Corp.	10,730
2,300	NTT DoCoMo, Inc.	55,826
1,500	Obayashi Corp.	15,155
100	OBIC Co. Ltd.	5,430
1,000	Ono Pharmaceutical Co. Ltd.	46,526
100	Otsuka Corp.	4,972
300	Park24 Co. Ltd.	8,650
100	Pola Orbis Holdings, Inc.	8,215
100	Rinnai Corp.	9,131
100	Ryohin Keikaku Co. Ltd.	23,057
600	Santen Pharmaceutical Co. Ltd.	8,950
100	SCSK Corp.	3,753
300	Secom Co. Ltd.	23,679
900	Sekisui House Ltd.	16,247
1,200	Seven & i Holdings Co. Ltd.	50,952
1,000	Shimadzu Corp.	15,833
100	Shimano, Inc.	15,029
500	Shionogi & Co. Ltd.	26,370
200	Sohgo Security Services Co. Ltd.	11,477
3,200	Sojitz Corp.	6,670
1,000	Sotetsu Holdings, Inc.	6,570
100	START TODAY Co. Ltd.	4,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares S&P International Developed Momentum Portfolio (IDMO) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
2,000	Sumitomo Chemical Co. Ltd.	$9,458
100	Sundrug Co. Ltd.	7,365
200	Suntory Beverage & Food Ltd.	8,954
200	Suzuken Co. Ltd.	7,150
300	Sysmex Corp.	19,627
1,000	Teijin Ltd.	3,710
200	Temp Holdings Co. Ltd.	3,122
500	Terumo Corp.	19,744
1,000	Toho Gas Co. Ltd.	7,010
100	Tokyo Broadcasting System Holdings, Inc.	1,429
2,000	Tokyu Corp.	17,739
1,000	Toppan Printing Co. Ltd.	8,851
300	TOTO Ltd.	10,669
300	Toyo Seikan Group Holdings Ltd.	6,155
200	Toyota Boshoku Corp.	3,873
300	Trend Micro, Inc.	11,734
100	Tsumura & Co.	2,643
100	Tsuruha Holdings, Inc.	9,870
2,000	Ube Industries Ltd.	3,925
300	West Japan Railway Co.	18,724
1,100	Yamada Denki Co. Ltd.	5,654
400	Yamaha Corp.	11,963

		1,348,671

	Netherlands—3.4%
92	Grandvision NV(b)	2,529
157	Heineken Holding NV, Class A	12,963
327	Heineken NV	30,655
1,540	Koninklijke Ahold NV	33,513
5,967	Koninklijke KPN NV	23,476
196	NN Group NV	6,793
457	Wolters Kluwer NV	17,396

		127,325

	New Zealand—0.6%
1,962	Auckland International Airport Ltd.	8,437
1,502	Fisher & Paykel Healthcare Corp. Ltd.	9,610
1,030	SKYCITY Entertainment Group Ltd.	3,522

		21,569

	Norway—0.8%
172	Det Norske Oljeselskap ASA(a)	1,536
505	Marine Harvest ASA	7,858
1,651	Orkla ASA	14,414
119	Salmar ASA	2,956
811	Storebrand ASA(a)	3,433
122	XXL ASA(b)	1,473

		31,670

	Portugal—0.3%
462	Jeronimo Martins SGPS SA	7,562
361	NOS SGPS SA	2,590

		10,152

	Singapore—0.1%
1,400	SATS Ltd.	4,271

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Spain—0.8%
108	Aena SA(a)(b)	$15,407
282	EDP Renovaveis SA	2,199
606	Ferrovial SA	13,042

		30,648

	Sweden—2.1%
1,427	ASSA ABLOY AB, Class B	29,954
108	Axfood AB	2,002
58	L E Lundbergforetagen AB, Class B	3,153
488	Securitas AB, Class B	7,713
1,098	Svenska Cellulosa AB (SCA), Class B	34,614

		77,436

	Switzerland—5.4%
187	Actelion Ltd.	30,240
13	Givaudan SA	25,634
35	Schindler Holding AG	6,438
65	Schindler Holding AG-PC	11,847
8	SGS SA	17,619
657	Swiss Re AG	58,331
133	Syngenta AG	53,283

		203,392

	United Kingdom—10.4%
472	Admiral Group PLC	12,840
1,955	Barratt Developments PLC	15,250
315	Berkeley Group Holdings PLC (The)	13,820
12,637	BT Group PLC	82,045
237	DCC PLC	21,039
3,441	Direct Line Insurance Group PLC	18,242
445	Hargreaves Lansdown PLC	8,383
1,626	Imperial Brands PLC	88,572
900	Inmarsat PLC	12,255
259	Intertek Group PLC	12,357
6,237	ITV PLC	20,576
574	Persimmon PLC	16,708
177	Provident Financial PLC	7,556
2,105	Sage Group PLC (The)	18,255
1,672	Sky PLC	22,987
7,586	Taylor Wimpey PLC	20,481

		391,366

	United States—0.9%
279	Carnival PLC	13,884
147	Nordic American Tankers Ltd.	2,265
407	Thomson Reuters Corp.	16,779

		32,928

	Total Investments (Cost $3,642,821)—99.9%	3,738,652
	Other assets less liabilities—0.1%	4,908

	Net Assets—100.0%	$3,743,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares S&P International Developed Momentum Portfolio (IDMO) (continued)

April 30, 2016

(Unaudited)

Investment Abbreviations:

ADR—American Depositary Receipt

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2016 was $23,458, which represented less than 1% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	49.7
Industrials	11.9
Materials	11.8
Utilities	10.5
Health Care	7.4
Information Technology	6.1
Consumer Staples	1.3
Consumer Discretionary	1.3
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—1.3%
2,901	NVR, Inc.(b)	$4,819,402

	Consumer Staples—1.3%
138,193	Tootsie Roll Industries, Inc., Class A	4,925,198

	Financials—49.7%
56,221	Alexandria Real Estate Equities, Inc. REIT	5,225,742
10,682	Alleghany Corp.(b)	5,568,313
92,990	American Campus Communities, Inc. REIT	4,161,302
82,161	American Financial Group, Inc.	5,678,147
132,086	Arthur J. Gallagher & Co.	6,081,239
123,523	Aspen Insurance Holdings Ltd. (Bermuda)	5,725,291
69,040	Bank of Hawaii Corp.	4,723,026
156,759	Brown & Brown, Inc.	5,503,808
57,968	Camden Property Trust REIT	4,679,757
70,645	CBOE Holdings, Inc.	4,377,164
102,722	Commerce Bancshares, Inc.	4,809,444
195,618	Corporate Office Properties Trust REIT	5,023,470
204,842	Duke Realty Corp. REIT	4,479,895
79,510	Endurance Specialty Holdings Ltd.	5,087,050
69,463	EPR Properties REIT	4,576,222
150,604	Equity One, Inc. REIT	4,262,093
29,213	Everest Re Group Ltd.	5,401,484
31,240	FactSet Research Systems, Inc.	4,709,430
52,120	Hanover Insurance Group, Inc. (The)	4,469,811
99,428	Highwoods Properties, Inc. REIT	4,646,270
80,566	Lamar Advertising Co., Class A REIT	4,998,315
145,409	Liberty Property Trust REIT	5,074,774
85,415	Mercury General Corp.	4,518,453
49,001	Mid-America Apartment Communities, Inc. REIT	4,689,886
87,468	National Retail Properties, Inc. REIT	3,827,600
249,641	Old Republic International Corp.	4,615,862
76,146	Post Properties, Inc. REIT	4,367,735
58,822	Regency Centers Corp. REIT	4,335,181

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
50,959	Reinsurance Group of America, Inc.	$4,852,316
53,189	RenaissanceRe Holdings Ltd. (Bermuda)	5,899,192
40,939	Sovran Self Storage, Inc. REIT	4,348,541
152,483	Tanger Factory Outlet Centers, Inc. REIT	5,349,104
182,474	Trustmark Corp.	4,472,438
170,448	Urban Edge Properties REIT	4,421,421
485,324	Valley National Bancorp	4,591,165
89,367	W.R. Berkley Corp.	5,004,552
195,688	Washington Federal, Inc.	4,753,262
117,306	Weingarten Realty Investors REIT	4,330,938

		183,639,693

	Health Care—7.4%
32,295	Bio-Rad Laboratories, Inc., Class A(b)	4,581,046
90,344	Hill-Rom Holdings, Inc.	4,368,133
59,477	MEDNAX, Inc.(b)	4,240,115
12,788	Mettler-Toledo International, Inc.(b)	4,577,465
116,944	Owens & Minor, Inc.	4,255,592
33,685	Teleflex, Inc.	5,247,449

		27,269,800

	Industrials—11.9%
133,734	Copart, Inc.(b)	5,729,165
60,028	Curtiss-Wright Corp.	4,596,944
46,007	Hubbell, Inc.	4,865,700
62,299	IDEX Corp.	5,102,288
32,711	Lennox International, Inc.	4,414,350
59,618	MSC Industrial Direct Co., Inc., Class A	4,620,395
51,337	Teledyne Technologies, Inc.(b)	4,771,774
59,200	Toro Co. (The)	5,117,840
71,419	Waste Connections, Inc.	4,805,070

		44,023,526

	Information Technology—6.1%
49,476	ANSYS, Inc.(b)	4,490,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares S&P MidCap Low Volatility Portfolio (XMLV) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
74,502	Broadridge Financial Solutions, Inc.	$4,458,200
51,049	Gartner, Inc.(b)	4,449,941
61,639	Jack Henry & Associates, Inc.	4,994,608
144,524	National Instruments Corp.	3,984,527

		22,378,212

	Materials—11.8%
63,906	AptarGroup, Inc.	4,856,856
42,781	Ashland, Inc.	4,774,360
85,828	Bemis Co., Inc.	4,306,849
11,641	NewMarket Corp.	4,726,944
116,259	RPM International, Inc.	5,874,567
64,591	Scotts Miracle-Gro Co. (The), Class A	4,571,751
77,681	Silgan Holdings, Inc.	3,941,534
105,774	Sonoco Products Co.	4,959,743
54,414	Valspar Corp. (The)	5,805,430

		43,818,034

	Utilities—10.5%
60,913	Alliant Energy Corp.	4,295,585
137,050	Aqua America, Inc.	4,339,003
60,132	Atmos Energy Corp.	4,362,577
140,932	Great Plains Energy, Inc.	4,401,306
58,009	IDACORP, Inc.	4,218,995
69,412	ONE Gas, Inc.	4,058,520
108,436	UGI Corp.	4,363,465
89,763	Vectren Corp.	4,384,922
86,668	Westar Energy, Inc.	4,472,935

		38,897,308

	Total Investments (Cost $346,851,750)—100.0%	369,771,173
	Other assets less liabilities—0.0%	11,695

	Net Assets—100.0%	$369,782,868

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

April 30, 2016

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2016
Financials	55.5
Industrials	15.3
Utilities	7.6
Information Technology	7.2
Materials	5.1
Consumer Discretionary	4.9
Consumer Staples	2.3
Health Care	1.5
Telecommunication Services	0.6
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—4.9%
36,581	DineEquity, Inc.	$3,145,966
56,816	Dorman Products, Inc.(b)	3,056,133
38,328	Monro Muffler Brake, Inc.	2,653,064
150,309	PetMed Express, Inc.	2,750,655
148,646	Ruth’s Hospitality Group, Inc.	2,360,498
67,040	Texas Roadhouse, Inc.	2,729,869

		16,696,185

	Consumer Staples—2.3%
61,589	B&G Foods, Inc.	2,538,083
27,316	J & J Snack Foods Corp.	2,762,467
25,702	WD-40 Co.	2,629,314

		7,929,864

	Financials—55.5%
86,726	Acadia Realty Trust REIT	2,922,666
81,176	Agree Realty Corp. REIT	3,148,005
83,245	American Assets Trust, Inc. REIT	3,302,329
103,313	Ameris Bancorp	3,244,028
49,108	AMERISAFE, Inc.	2,645,939
173,439	Astoria Financial Corp.	2,608,523
333,891	Bank Mutual Corp.	2,697,839
64,285	Banner Corp.	2,750,112
261,084	Brookline Bancorp, Inc.	2,971,136
316,273	Capstead Mortgage Corp. REIT	3,074,174
132,806	Cardinal Financial Corp.	2,938,997
361,897	Cedar Realty Trust, Inc. REIT	2,504,327
61,892	City Holding Co.	3,040,135
87,866	Columbia Banking System, Inc.	2,591,168
75,597	Community Bank System, Inc.	2,991,373
39,261	CoreSite Realty Corp. REIT	2,941,827
170,031	CVB Financial Corp.	2,921,133

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
176,548	Dime Community Bancshares, Inc.	$3,197,284
58,141	EastGroup Properties, Inc. REIT	3,473,925
68,092	Education Realty Trust, Inc. REIT	2,708,019
300,714	First Commonwealth Financial Corp.	2,760,555
151,236	First Financial Bancorp	2,949,102
154,175	First Midwest Bancorp, Inc.	2,849,154
303,921	Franklin Street Properties Corp. REIT	3,227,641
188,951	Getty Realty Corp. REIT	3,718,556
188,595	Government Properties Income Trust REIT	3,568,217
62,590	Home BancShares, Inc.	2,690,744
89,723	Horace Mann Educators Corp.	2,790,385
56,132	Independent Bank Corp./MA	2,639,888
38,605	Infinity Property & Casualty Corp.	3,094,577
103,865	Kite Realty Group Trust REIT	2,828,244
393,371	Lexington Realty Trust REIT	3,453,797
72,112	LTC Properties, Inc. REIT	3,345,276
78,844	MB Financial, Inc.	2,740,617
236,670	Medical Properties Trust, Inc. REIT	3,150,078
40,062	Navigators Group, Inc. (The)(b)	3,309,522
105,512	NBT Bancorp, Inc.	2,990,210
253,754	Northfield Bancorp, Inc.	4,024,538
285,922	Northwest Bancshares, Inc.	4,008,626
228,001	Old National Bancorp	3,055,213
172,466	Oritani Financial Corp.	2,988,836
225,393	Parkway Properties, Inc. REIT	3,707,715
86,887	ProAssurance Corp.	4,147,117
157,088	Provident Financial Services, Inc.	3,138,618
33,759	PS Business Parks, Inc. REIT	3,232,762
158,651	Retail Opportunity Investments Corp. REIT	3,120,665
41,897	RLI Corp.	2,605,155
96,224	S&T Bancorp, Inc.	2,470,070
48,444	Safety Insurance Group, Inc.	2,742,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV) (continued)

April 30, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
53,056	Saul Centers, Inc. REIT	$2,821,518
75,001	Selective Insurance Group, Inc.	2,603,285
190,594	Sterling Bancorp	3,114,306
73,750	Stewart Information Services Corp.	2,567,975
152,338	Talmer Bancorp, Inc., Class A	2,955,357
46,794	Tompkins Financial Corp.	3,057,520
442,387	TrustCo Bank Corp. NY	2,835,701
51,414	UMB Financial Corp.	2,866,330
77,730	United Bankshares, Inc.	3,007,374
155,888	United Community Banks, Inc.	3,138,025
49,836	Universal Health Realty Income Trust REIT	2,721,046
143,741	Urstadt Biddle Properties, Inc., Class A REIT	2,955,315
55,498	Westamerica Bancorp.(c)	2,703,863
65,493	Wintrust Financial Corp.	3,406,946

		190,775,793

	Health Care—1.5%
79,947	Haemonetics Corp.(b)	2,592,681
127,110	Meridian Bioscience, Inc.	2,429,072

		5,021,753

	Industrials—15.3%
97,707	ABM Industries, Inc.	3,143,234
61,961	Applied Industrial Technologies, Inc.	2,839,673
77,370	Barnes Group, Inc.	2,513,751
78,282	Cubic Corp.	3,254,183
62,238	EMCOR Group, Inc.	3,017,298
82,634	ESCO Technologies, Inc.	3,179,756
51,026	Exponent, Inc.	2,543,136
42,107	G&K Services, Inc., Class A	2,974,859
81,175	Healthcare Services Group, Inc.	3,072,474
77,735	Kaman Corp.	3,271,866
89,762	Korn/Ferry International	2,436,141
58,711	Matthews International Corp., Class A	3,090,547
96,907	Mueller Industries, Inc.	3,058,385
87,336	Simpson Manufacturing Co., Inc.	3,283,834
34,589	Standex International Corp.	2,652,630
49,719	Tennant Co.	2,655,492
90,787	Tetra Tech, Inc.	2,669,138
27,115	UniFirst Corp.	2,938,724

		52,595,121

	Information Technology—7.2%
38,201	Badger Meter, Inc.	2,724,877
68,757	Cabot Microelectronics Corp.	2,880,231
24,651	CACI International, Inc., Class A(b)	2,370,194
68,977	Electronics for Imaging, Inc.(b)	2,748,044
76,391	Forrester Research, Inc.	2,568,265
93,808	ManTech International Corp., Class A	3,170,710
82,749	MKS Instruments, Inc.	2,967,379
81,550	Sykes Enterprises, Inc.(b)	2,377,183
100,761	TeleTech Holdings, Inc.	2,800,148

		24,607,031

	Materials—5.1%
50,032	Deltic Timber Corp.	3,127,000
69,364	H.B. Fuller Co.	3,101,958
50,151	Innospec, Inc.	2,425,303

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
41,645	Kaiser Aluminum Corp.	$3,949,195
44,616	Neenah Paper, Inc.	2,904,056
58,511	Schweitzer-Mauduit International, Inc.	2,012,193

		17,519,705

	Telecommunication Services—0.6%
30,639	Atlantic Tele-Network, Inc.	2,203,251

	Utilities—7.6%
53,002	ALLETE, Inc.	2,978,182
53,171	American States Water Co.	2,216,699
75,786	Avista Corp.	3,036,745
67,451	El Paso Electric Co.	3,042,040
57,385	Northwest Natural Gas Co.	2,957,623
51,422	NorthWestern Corp.	2,922,827
93,188	South Jersey Industries, Inc.	2,600,877
44,523	Southwest Gas Corp.	2,889,988
51,996	Spire, Inc.	3,325,664

		25,970,645

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $323,449,995)—100.0%	343,319,348

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.7%
2,549,476	Invesco Liquid Assets Portfolio—Institutional Class, 0.44%(d)(e) (Cost $2,549,476)	2,549,476

	Total Investments (Cost $325,999,471)—100.7%	345,868,824
	Other assets less liabilities—(0.7)%	(2,449,331)

	Net Assets—100.0%	$343,419,493

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

April 30, 2016

(Unaudited)

	PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)	PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)	PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)	PowerShares S&P 500® High Beta Portfolio (SPHB)	PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)
Assets:
Unaffiliated investments, at value(a)	$133,126,372	$127,688,228	$128,504,031	$89,616,476	$1,505,930,240
Affiliated investments, at value	—	16,444	—	871,498	—

Total investments, at value	133,126,372	127,704,672	128,504,031	90,487,974	1,505,930,240
Foreign currencies, at value	43,287	—	—	—	—
Cash	—	—	—	298	—
Cash segregated as collateral	—	—	—	—	—
Receivables:
Dividends	575,288	107,872	107,511	60,486	2,602,737
Foreign tax reclaims	44,931	—	—	—	—
Shares sold	—	1,277,765	—	7,909,350	24,246,945
Investments sold	—	—	—	—	—
Securities lending	—	—	—	—	—

Total Assets	133,789,878	129,090,309	128,611,542	98,458,108	1,532,779,922

Liabilities:
Due to custodian	377,793	—	61,540	—	1,006,562
Payables:
Investments purchased	576	1,276,109	—	7,906,510	24,227,409
Shares repurchased	—	—	—	—	—
Collateral upon return of securities loaned	—	—	—	—	—
Collateral upon return of securities in-kind	—	—	—	—	—
Accrued unitary management fees	48,335	36,474	26,321	14,339	327,237
Accrued expenses	—	—	—	—	—

Total Liabilities	426,704	1,312,583	87,861	7,920,849	25,561,208

Net Assets	$133,363,174	$127,777,726	$128,523,681	$90,537,259	$1,507,218,714

Net Assets Consist of:
Shares of beneficial interest	$130,462,681	$126,449,859	$123,337,299	$127,670,911	$1,420,666,475
Undistributed net investment income	814,091	278,722	(87,003)	133,698	(532,312)
Undistributed net realized gain (loss)	(1,458,711)	(2,847,707)	(2,638,092)	(29,518,340)	4,980,966
Net unrealized appreciation (depreciation)	3,545,113	3,896,852	7,911,477	(7,749,010)	82,103,585

Net Assets	$133,363,174	$127,777,726	$128,523,681	$90,537,259	$1,507,218,714

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,250,001	5,000,001	4,850,001	2,950,000	40,600,000
Net asset value	$25.40	$25.56	$26.50	$30.69	$37.12

Market price	$25.21	$25.55	$26.50	$30.68	$37.13

Unaffiliated investments, at cost	$129,604,148	$123,791,376	$120,592,554	$97,200,543	$1,423,826,655

Affiliated investments, at cost	$—	$16,444	$—	$1,036,441	$—

Total investments, at cost	$129,604,148	$123,807,820	$120,592,554	$98,236,984	$1,423,826,655

Foreign currencies, at cost	$42,765	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of:	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares S&P 500® Low Volatility Portfolio (SPLV)	PowerShares S&P 500 Momentum Portfolio (SPMO)	PowerShares S&P 500 Value Portfolio (SPVU)	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	PowerShares S&P International Developed Momentum Portfolio (IDMO)	PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

$6,840,231,811	$2,549,230	$2,511,256	$161,391,943	$1,505,927	$288,641,464	$3,738,652	$369,771,173	$343,319,348
—	—	—	—	41,230	7,016,650	—	—	2,549,476

6,840,231,811	2,549,230	2,511,256	161,391,943	1,547,157	295,658,114	3,738,652	369,771,173	345,868,824
—	—	—	353,502	1,010	288,843	6,020	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	237,133	—	—	—

7,699,303	3,409	2,826	314,179	2,079	899,566	12,598	201,096	314,752
—	—	—	33,796	—	310,183	12,394	—	—
39,956,441	—	—	4,201,157	—	6,257,402	—	1,821,578	3,522,229
64,028,613	—	—	1,117	8	3,751	3	—	—
—	—	—	—	—	16,991	—	—	3,478

6,951,916,168	2,552,639	2,514,082	166,295,694	1,550,254	303,671,983	3,769,667	371,793,847	349,709,283

3,944,531	2,347	1,021	432,228	1,768	482,544	18,487	118,378	153,806

39,939,098	—	—	4,056,694	489	7,147,630	5,466	1,821,451	3,521,638
64,055,999	—	—	5,045	—	—	—	—	—
—	—	—	—	—	7,016,650	—	—	2,549,476
—	—	—	—	—	237,133	—	—	—
1,389,281	529	510	36,498	339	52,471	759	71,150	64,870
—	—	—	5,832	—	4,337	1,395	—	—

109,328,909	2,876	1,531	4,536,297	2,596	14,940,765	26,107	2,010,979	6,289,790

$6,842,587,259	$2,549,763	$2,512,551	$161,759,397	$1,547,658	$288,731,218	$3,743,560	$369,782,868	$343,419,493

$6,443,810,596	$2,462,247	$2,532,613	$214,126,796	$3,293,516	$311,436,907	$5,180,810	$347,545,702	$325,520,620
(4,194,580)	4,218	6,996	647,208	1,988	1,459,984	24,707	917,625	1,125,771
(113,089,314)	12,360	(51,974)	(48,502,189)	(1,783,304)	(27,153,013)	(1,558,595)	(1,599,882)	(3,096,251)
516,060,557	70,938	24,916	(4,512,418)	35,458	2,987,340	96,638	22,919,423	19,869,353

$6,842,587,259	$2,549,763	$2,512,551	$161,759,397	$1,547,658	$288,731,218	$3,743,560	$369,782,868	$343,419,493

171,250,000	100,001	100,001	7,200,000	100,000	9,500,000	150,000	10,150,000	9,750,000
$39.96	$25.50	$25.13	$22.47	$15.48	$30.39	$24.96	$36.43	$35.22

$39.95	$25.50	$25.13	$22.49	$15.48	$30.37	$24.52	$36.44	$35.25

$6,324,171,254	$2,478,292	$2,486,340	$165,899,678	$1,471,300	$285,657,702	$3,642,821	$346,851,750	$323,449,995

$—	$—	$—	$—	$40,478	$7,016,650	$—	$—	$2,549,476

$6,324,171,254	$2,478,292	$2,486,340	$165,899,678	$1,511,778	$292,674,352	$3,642,821	$346,851,750	$325,999,471

$—	$—	$—	$353,720	$956	$285,760	$5,893	$—	$—

$—	$—	$—	$—	$—	$6,638,583	$—	$—	$2,476,779

47

Statements of Operations

For the six months ended April 30, 2016

(Unaudited)

	PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)(a)	PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)(b)	PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)	PowerShares S&P 500® High Beta Portfolio (SPHB)	PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)
Investment Income:
Unaffiliated dividend income	$1,641,195	$1,065,154	$1,145,159	$493,539	$15,705,288
Affiliated dividend income	37	95	44	11,248	749
Securities lending income	—	—	—	—	—
Foreign withholding tax	(192,034)	(21)	—	—	—

Total Income	1,449,198	1,065,228	1,145,203	504,787	15,706,037

Expenses:
Unitary management fees	226,951	174,949	141,057	81,519	1,172,060
Professional fees	—	—	—	—	—

Total Expenses	226,951	174,949	141,057	81,519	1,172,060

Less: Waivers	(21)	(56)	(24)	(26)	(401)

Net Expenses	226,930	174,893	141,033	81,493	1,171,659

Net Investment Income	1,222,268	890,335	1,004,170	423,294	14,534,378

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(1,488,274)	(3,086,098)	(3,243,032)	(8,171,979)	(12,716,695)
In-kind redemptions	—	238,391	1,676,970	(1,135,889)	29,501,173
Foreign currencies	29,563	—	—	—	—

Net realized gain (loss)	(1,458,711)	(2,847,707)	(1,566,062)	(9,307,868)	16,784,478

Change in net unrealized appreciation (depreciation) on:
Investment securities	3,522,224	3,896,852	6,937,273	5,178,527	86,760,773
Foreign currencies	22,889	—	—	—	—

Net change in unrealized appreciation (depreciation)	3,545,113	3,896,852	6,937,273	5,178,527	86,760,773

Net realized and unrealized gain (loss)	2,086,402	1,049,145	5,371,211	(4,129,341)	103,545,251

Net increase (decrease) in net assets resulting from operations	$3,308,670	$1,939,480	$6,375,381	$(3,706,047)	$118,079,629

(a)	For the period November 4, 2015 (commencement of investment operations) through April 30, 2016.
(b)	For the period November 2, 2015 (commencement of investment operations) through April 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares S&P 500® Low Volatility Portfolio (SPLV)	PowerShares S&P 500 Momentum Portfolio (SPMO)	PowerShares S&P 500 Value Portfolio (SPVU)	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	PowerShares S&P International Developed Momentum Portfolio (IDMO)	PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

$65,840,173	$22,853	$34,998	$1,664,445	$12,722	$4,238,131	$51,506	$2,222,482	$3,035,082
2,958	2	2	211	20	198	26	90	122
—	—	—	—	—	139,476	—	—	6,101
—	—	—	(173,214)	(703)	(303,834)	(4,560)	—	—

65,843,131	22,855	35,000	1,491,442	12,039	4,073,971	46,972	2,222,572	3,041,305

7,200,238	3,166	3,050	322,710	3,227	392,861	6,041	242,227	245,879
—	—	—	—	—	3,920	352	—	—

7,200,238	3,166	3,050	322,710	3,227	396,781	6,393	242,227	245,879

(1,757)	(1)	(1)	(114,831)	(1,192)	(112,401)	(1,757)	(57)	(84)

7,198,481	3,165	3,049	207,879	2,035	284,380	4,636	242,170	245,795

58,644,650	19,690	31,951	1,283,563	10,004	3,789,591	42,336	1,980,402	2,795,510

(141,288,988)	(47,163)	(59,974)	(15,099,714)	(493,389)	(9,606,749)	(900,308)	(3,090,807)	(4,261,942)
164,249,679	59,708	8,084	(1,783,049)	—	(3,697,228)	—	4,074,378	4,501,496
—	—	—	(150,471)	(502)	(3,631)	(4,213)	—	—

22,960,691	12,545	(51,890)	(17,033,234)	(493,891)	(13,307,608)	(904,521)	983,571	239,554

235,712,010	(69,822)	(47,924)	15,893,629	443,103	15,592,449	765,059	17,313,334	13,487,070
—	—	—	1,833	605	17,041	838	—	—

235,712,010	(69,822)	(47,924)	15,895,462	443,708	15,609,490	765,897	17,313,334	13,487,070

258,672,701	(57,277)	(99,814)	(1,137,772)	(50,183)	2,301,882	(138,624)	18,296,905	13,726,624

$317,317,351	$(37,587)	$(67,863)	$145,791	$(40,179)	$6,091,473	$(96,288)	$20,277,307	$16,522,134

49

Statements of Changes in Net Assets

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)	PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)	PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)
	April 30, 2016(a)	April 30, 2016(b)	April 30, 2016	October 31, 2015(c)
Operations:
Net investment income	$1,222,268	$890,335	$1,004,170	$585,447
Net realized gain (loss)	(1,458,711)	(2,847,707)	(1,566,062)	(706,250)
Net change in unrealized appreciation (depreciation)	3,545,113	3,896,852	6,937,273	974,204

Net increase (decrease) in net assets resulting from operations	3,308,670	1,939,480	6,375,381	853,401

Distributions to Shareholders from:
Net investment income	(408,177)	(611,613)	(1,091,173)	(585,447)
Return of capital	—	—	—	(10,253)

Total distributions to shareholders	(408,177)	(611,613)	(1,091,173)	(595,700)

Shareholder Transactions:
Proceeds from shares sold	130,462,681	128,983,600	33,140,204	118,619,572
Value of shares repurchased	—	(2,533,741)	(17,685,925)	(11,092,079)

Net increase (decrease) in net assets resulting from shares transactions	130,462,681	126,449,859	15,454,279	107,527,493

Increase (Decrease) in Net Assets	133,363,174	127,777,726	20,738,487	107,785,194

Net Assets:
Beginning of period	—	—	107,785,194	—

End of period	$133,363,174	$127,777,726	$128,523,681	$107,785,194

Undistributed net investment income at end of period	$814,091	$278,722	$(87,003)	$—

Changes in Shares Outstanding:
Shares sold	5,250,001	5,100,001	1,300,000	4,700,001
Shares repurchased	—	(100,000)	(700,000)	(450,000)
Shares outstanding, beginning of period	—	—	4,250,001	—

Shares outstanding, end of period	5,250,001	5,000,001	4,850,001	4,250,001

(a)	For the period November 4, 2015 (commencement of investment operations) through April 30, 2016.
(b)	For the period November 2, 2015 (commencement of investment operations) through April 30, 2016.
(c)	For the period April 6, 2015 (commencement of investment operations) through October 31, 2015.
(d)	For the period October 6, 2015 (commencement of investment operations) through October 31, 2015.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares S&P 500® High Beta Portfolio (SPHB)		PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)		PowerShares S&P 500® Low Volatility Portfolio (SPLV)		PowerShares S&P 500 Momentum Portfolio (SPMO)
April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015(d)

$423,294	$2,424,834	$14,534,378	$15,699,548	$58,644,650	$113,409,079	$19,690	$1,101
(9,307,868)	10,507,637	16,784,478	29,997,961	22,960,691	390,535,775	12,545	(185)
5,178,527	(23,077,407)	86,760,773	(21,770,244)	235,712,010	(187,322,549)	(69,822)	140,760

(3,706,047)	(10,144,936)	118,079,629	23,927,265	317,317,351	316,622,305	(37,587)	141,676

(450,091)	(2,644,196)	(15,066,690)	(16,582,835)	(62,839,230)	(121,208,205)	(16,573)	—
—	—	—	—	—	—	—	—

(450,091)	(2,644,196)	(15,066,690)	(16,582,835)	(62,839,230)	(121,208,205)	(16,573)	—

58,512,785	332,013,112	1,155,981,010	675,772,284	3,123,425,003	4,162,771,118	1,268,358	2,464,719
(43,843,932)	(472,366,099)	(289,955,082)	(355,459,484)	(1,586,548,464)	(3,805,469,077)	(1,270,830)	—

14,668,853	(140,352,987)	866,025,928	320,312,800	1,536,876,539	357,302,041	(2,472)	2,464,719

10,512,715	(153,142,119)	969,038,867	327,657,230	1,791,354,660	552,716,141	(56,632)	2,606,395

80,024,544	233,166,663	538,179,847	210,522,617	5,051,232,599	4,498,516,458	2,606,395	—

$90,537,259	$80,024,544	$1,507,218,714	$538,179,847	$6,842,587,259	$5,051,232,599	$2,549,763	$2,606,395

$133,698	$160,495	$(532,312)	$—	$(4,194,580)	$—	$4,218	$1,101

2,000,000	9,600,000	33,100,000	20,600,000	80,950,000	110,250,000	50,000	100,001
(1,600,000)	(13,900,000)	(8,700,000)	(10,950,000)	(41,450,000)	(101,400,000)	(50,000)	—
2,550,000	6,850,000	16,200,000	6,550,000	131,750,000	122,900,000	100,001	—

2,950,000	2,550,000	40,600,000	16,200,000	171,250,000	131,750,000	100,001	100,001

51

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2016 and the year ended October 31, 2015

(Unaudited)

	PowerShares S&P 500 Value Portfolio (SPVU)		PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)		PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)
	April 30, 2016	October 31, 2015(d)	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
Operations:
Net investment income	$31,951	$1,021	$1,283,563	$6,176,994	$10,004	$108,080
Net realized gain (loss)	(51,890)	(84)	(17,033,234)	(25,328,336)	(493,891)	(1,101,118)
Net change in unrealized appreciation (depreciation)	(47,924)	72,840	15,895,462	(21,373,299)	443,708	(114,809)

Net increase (decrease) in net assets resulting from operations	(67,863)	73,777	145,791	(40,524,641)	(40,179)	(1,107,847)

Distributions to Shareholders from:
Net investment income	(25,976)	—	(999,203)	(5,829,953)	(32,105)	(94,542)

Shareholder Transactions:
Proceeds from shares sold	1,263,240	2,504,269	18,784,252	33,644,866	—	2,119,862
Value of shares repurchased	(1,234,896)	—	(32,435,111)	(49,293,311)	—	(5,807,510)
Transaction fees	—	—	19,421	151,175	—	—

Net increase (decrease) in net assets resulting from shares transactions	28,344	2,504,269	(13,631,438)	(15,497,270)	—	(3,687,648)

Increase (Decrease) in Net Assets	(65,495)	2,578,046	(14,484,850)	(61,851,864)	(72,284)	(4,890,037)

Net Assets:
Beginning of period	2,578,046	—	176,244,247	238,096,111	1,619,942	6,509,979

End of period	$2,512,551	$2,578,046	$161,759,397	$176,244,247	$1,547,658	$1,619,942

Undistributed net investment income at end of period	$6,996	$1,021	$647,208	$362,848	$1,988	$24,089

Changes in Shares Outstanding:
Shares sold	50,000	100,001	850,000	1,300,000	—	100,000
Shares repurchased	(50,000)	—	(1,550,000)	(2,100,000)	—	(300,000)
Shares outstanding, beginning of period	100,001	—	7,900,000	8,700,000	100,000	300,000

Shares outstanding, end of period	100,001	100,001	7,200,000	7,900,000	100,000	100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)		PowerShares S&P International Developed Momentum Portfolio (IDMO)		PowerShares S&P MidCap Low Volatility Portfolio (XMLV)		PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)
April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015

$3,789,591	$10,392,975	$42,336	$183,233	$1,980,402	$1,689,636	$2,795,510	$1,957,382
(13,307,608)	(7,865,771)	(904,521)	(593,817)	983,571	2,741,502	239,554	1,211,827
15,609,490	(13,960,067)	765,897	(333,420)	17,313,334	2,324,716	13,487,070	2,581,765

6,091,473	(11,432,863)	(96,288)	(744,004)	20,277,307	6,755,854	16,522,134	5,750,974

(3,983,645)	(9,605,676)	(37,124)	(166,413)	(1,309,613)	(1,549,096)	(2,070,618)	(1,805,010)

92,532,290	132,799,559	—	8,879,956	275,050,023	93,686,053	232,550,199	101,767,030
(119,336,960)	(61,879,387)	—	(11,028,998)	(30,800,253)	(36,873,605)	(30,507,740)	(34,772,156)
—	—	—	—	—	—	—	—

(26,804,670)	70,920,172	—	(2,149,042)	244,249,770	56,812,448	202,042,459	66,994,874

(24,696,842)	49,881,633	(133,412)	(3,059,459)	263,217,464	62,019,206	216,493,975	70,940,838

313,428,060	263,546,427	3,876,972	6,936,431	106,565,404	44,546,198	126,925,518	55,984,680

$288,731,218	$313,428,060	$3,743,560	$3,876,972	$369,782,868	$106,565,404	$343,419,493	$126,925,518

$1,459,984	$1,654,038	$24,707	$19,495	$917,625	$246,836	$1,125,771	$400,879

3,150,000	4,200,000	—	300,000	7,950,000	2,800,000	6,950,000	3,050,000
(4,100,000)	(2,050,000)	—	(400,001)	(900,000)	(1,100,000)	(900,000)	(1,050,000)
10,450,000	8,300,000	150,000	250,001	3,100,000	1,400,000	3,700,000	1,700,000

9,500,000	10,450,000	150,000	150,000	10,150,000	3,100,000	9,750,000	3,700,000

53

Financial Highlights

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)

	For the Period November 4, 2015(a) Through April 30, 2016 (Unaudited)

Per Share Operating Performance:
Net asset value at beginning of period	$24.92
Net investment income(b)	0.28
Net realized and unrealized gain on investments	0.28
Total from investment operations	0.56
Distributions to shareholders from:
Net investment income	(0.08)
Net asset value at end of period	$25.40
Market price at end of period(c)	$25.21
Net Asset Value Total Return(d)	2.27	%(e)
Market Price Total Return(d)	1.51	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$133,363
Ratio to average net assets of:
Expenses	0.45	%(f)
Net investment income	2.41	%(f)
Portfolio turnover rate(g)	37%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the exchange) to April 30, 2016 was 2.11%. The market price total return from Fund Inception to April 30, 2016 was 0.90%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights (continued)

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)

	For the Period November 2, 2015(a) Through April 30, 2016 (Unaudited)

Per Share Operating Performance:
Net asset value at beginning of period	$25.31
Net investment income(b)	0.21
Net realized and unrealized gain on investments	0.16
Total from investment operations	0.37
Distributions to shareholders from:
Net investment income	(0.12)
Net asset value at end of period	$25.56
Market price at end of period(c)	$25.55
Net Asset Value Total Return(d)	1.49	%(e)
Market Price Total Return(d)	1.45	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$127,778
Ratio to average net assets of:
Expenses	0.35	%(f)
Net investment income	1.78	%(f)
Portfolio turnover rate(g)	70%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the exchange) to April 30, 2016 was 1.89%. The market price total return from Fund Inception to April 30, 2016 was 1.73%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights (continued)

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)

	Six Months Ended April 30, 2016 (Unaudited)		For the Period April 6, 2015(a) Through October 31, 2015

Per Share Operating Performance:
Net asset value at beginning of period	$25.36		$25.14
Net investment income(b)	0.22		0.23
Net realized and unrealized gain on investments	1.17		0.18
Total from investment operations	1.39		0.41
Distributions to shareholders from:
Net investment income	(0.25)		(0.19)
Return of capital	—		(0.00	)(c)
Total distributions	(0.25)		(0.19)
Net asset value at end of period	$26.50		$25.36
Market price at end of period(d)	$26.50		$25.42
Net Asset Value Total Return(e)	5.52%		1.62	%(f)
Market Price Total Return(e)	5.27%		1.86	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$128,524		$107,785
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25	%(g)
Net investment income	1.78	%(g)	1.65	%(g)
Portfolio turnover rate(h)	32%		32%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (April 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.62%. The market price total return from Fund Inception to October 31, 2015 was 1.78%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights (continued)

PowerShares S&P 500® High Beta Portfolio (SPHB)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				For the Period May 2, 2011(a) Through October 31, 2011
			2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$31.38		$34.04	$28.51	$20.42	$19.56	$25.00
Net investment income(b)	0.18		0.37	0.29	0.22	0.19	0.07
Net realized and unrealized gain (loss) on investments	(0.68)		(2.58)	5.54	8.08	0.81 (c)	(5.42)
Total from investment operations	(0.50)		(2.21)	5.83	8.30	1.00	(5.35)
Distributions to shareholders from:
Net investment income	(0.19)		(0.45)	(0.30)	(0.21)	(0.14)	(0.09)
Net asset value at end of period	$30.69		$31.38	$34.04	$28.51	$20.42	$19.56
Market price at end of period(d)	$30.68		$31.42	$34.05	$28.54	$20.41	$19.58
Net Asset Value Total Return(e)	(1.54)%		(6.56)%	20.55%	40.88%	5.17%	(21.41	)%(f)
Market Price Total Return(e)	(1.70)%		(6.47)%	20.47%	41.10%	5.01%	(21.33	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$90,537		$80,025	$233,167	$530,209	$108,208	$11,740
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25	%(g)
Net investment income	1.30	%(g)	1.09%	0.93%	0.89%	0.93%	0.75	%(g)
Portfolio turnover rate(h)	51%		90%	78%	65%	31%	16%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Due to timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (May 5, 2011, the first day of trading on the exchange) to October 31, 2011 was (18.78)%. The market price total return from Fund Inception to October 31, 2011 was (18.66)%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights (continued)

PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,			For the Period October 12, 2012(a) Through October 31, 2012
			2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$33.22		$32.14	$28.36	$25.03	$25.00
Net investment income(b)	0.64		1.10	1.01	0.98	0.04
Net realized and unrealized gain (loss) on investments	3.91		1.13	3.86	3.41	(0.01)
Total from investment operations	4.55		2.23	4.87	4.39	0.03
Distributions to shareholders from:
Net investment income	(0.65)		(1.15)	(1.07)	(1.06)	—
Net realized gains	—		—	(0.02)	—	—
Total distributions	(0.65)		(1.15)	(1.09)	(1.06)	—
Net asset value at end of period	$37.12		$33.22	$32.14	$28.36	$25.03
Market price at end of period(c)	$37.13		$33.27	$32.15	$28.39	$25.04
Net Asset Value Total Return(d)	13.92%		7.07%	17.59%	17.95%	0.12	%(e)
Market Price Total Return(d)	13.77%		7.20%	17.50%	18.03%	0.16	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,507,219		$538,180	$210,523	$138,965	$7,508
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30%	0.30%	0.30%	0.30	%(f)
Net investment income	3.72	%(f)	3.38%	3.39%	3.59%	5.03	%(f)
Portfolio turnover rate(g)	30%		48%	53%	47%	—%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 18, 2012, the first day of trading on the exchange) to October 31, 2012 was (2.34)%. The market price total return from Fund Inception to October 31, 2012 was (2.34)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Financial Highlights (continued)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				For the Period May 2, 2011(a) Through October 31, 2011
			2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$38.34		$36.60	$32.56	$28.07	$25.01	$25.00
Net investment income(b)	0.39		0.85	0.83	0.88	0.80	0.33
Net realized and unrealized gain on investments	1.65		1.78	4.04	4.51	3.07	0.07
Total from investment operations	2.04		2.63	4.87	5.39	3.87	0.40
Distributions to shareholders from:
Net investment income	(0.42)		(0.89)	(0.83)	(0.90)	(0.81)	(0.32)
Return of capital	—		—	—	—	—	(0.07)
Total distribution	(0.42)		(0.89)	(0.83)	(0.90)	(0.81)	(0.39)
Net asset value at end of period	$39.96		$38.34	$36.60	$32.56	$28.07	$25.01
Market price at end of period(c)	$39.95		$38.40	$36.62	$32.59	$28.08	$25.04
Net Asset Value Total Return(d)	5.37%		7.28%	15.18%	19.51%	15.70%	1.66	%(e)
Market Price Total Return(d)	5.19%		7.39%	15.14%	19.58%	15.60%	1.78	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,842,587		$5,051,233	$4,498,516	$3,975,657	$2,749,115	$572,633
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25	%(f)
Net investment income	2.04	%(f)	2.26%	2.44%	2.87%	2.95%	2.83	%(f)
Portfolio turnover rate(g)	34%		65%	51%	50%	17%	12%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 5, 2011, the first day of trading on the exchange) to October 31, 2011 was 2.52%. The market price total return from Fund Inception to October 31, 2011 was 2.65%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P 500 Momentum Portfolio (SPMO)

	Six Months Ended April 30, 2016 (Unaudited)		For the Period October 6, 2015(a) Through October 31, 2015
Per Share Operating Performance:
Net asset value at beginning of period	$26.06		$24.65
Net investment income(b)	0.20		0.01
Net realized and unrealized gain (loss) on investments	(0.62)		1.40
Total from investment operations	(0.42)		1.41
Distributions to shareholders from:
Net investment income	(0.14)		—
Net asset value at end of period	$25.50		$26.06
Market price at end of period(c)	$25.50		$26.12
Net Asset Value Total Return(d)	(1.61)%		5.72	%(e)
Market Price Total Return(d)	(1.83)%		5.96	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,550		$2,606
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25	%(f)
Net investment income	1.55	%(f)	0.69	%(f)
Portfolio turnover rate(g)	61%		1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 3.62%. The market price total return from Fund Inception to October 31, 2015 was 3.77%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Financial Highlights (continued)

PowerShares S&P 500 Value Portfolio (SPVU)

	Six Months Ended April 30, 2016 (Unaudited)		For the Period October 6, 2015(a) Through October 31, 2015

Per Share Operating Performance:
Net asset value at beginning of period	$25.78		$25.04
Net investment income(b)	0.32		0.01
Net realized and unrealized gain (loss) on investments	(0.78)		0.73
Total from investment operations	(0.46)		0.74
Distributions to shareholders from:
Net investment income	(0.19)		—
Net asset value at end of period	$25.13		$25.78
Market price at end of period(c)	$25.13		$25.83
Net Asset Value Total Return(d)	(1.77)%		2.96	%(e)
Market Price Total Return(d)	(1.96)%		3.15	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,513		$2,578
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25	%(f)
Net investment income	2.62	%(f)	0.63	%(f)
Portfolio turnover rate(g)	15%		0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.38%. The market price total return from Fund Inception to October 31, 2015 was 1.45%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,			For the Period January 11, 2012(a) Through October 31, 2012
			2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$22.31		$27.37	$28.59	$27.15	$25.00
Net investment income(b)	0.19		0.69	0.75	0.75	0.65
Net realized and unrealized gain (loss) on investments	0.12		(5.11)	(1.26)	1.17	1.64
Total from investment operations	0.31		(4.42)	(0.51)	1.92	2.29
Distributions to shareholders from:
Net investment income	(0.15)		(0.66)	(0.72)	(0.50)	(0.19)
Transaction fees(b)	0.00	(c)	0.02	0.01	0.02	0.05
Net asset value at end of period	$22.47		$22.31	$27.37	$28.59	$27.15
Market price at end of period(d)	$22.49		$22.13	$27.24	$28.56	$27.03
Net Asset Value Total Return(e)	1.45%		(16.21)%	(1.74)%	7.24%	9.37	%(f)
Market Price Total Return(e)	2.37%		(16.48)%	(2.11)%	7.60%	8.88	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$161,759		$176,244	$238,096	$217,254	$13,575
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(g)	0.29%	0.29%	0.29%	0.29	%(g)
Expenses, prior to Waivers	0.45	%(g)	0.45%	0.45%	0.45%	0.45	%(g)
Net investment income, after Waivers	1.79	%(g)	2.78%	2.72%	2.70%	3.09	%(g)
Portfolio turnover rate(h)	40%		89%	82%	101%	50%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (January 13, 2012, the first day of trading on the exchange) to October 31, 2012 was 11.19%. The market price total return from Fund Inception to October 31, 2012 was 9.85%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Financial Highlights (continued)

PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,			For the Period February 22, 2012(a) Through October 31, 2012
			2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$16.20		$21.70	$22.11	$21.74	$25.00
Net investment income(b)	0.10		0.52	0.47	0.34	0.29
Net realized and unrealized gain (loss) on investments	(0.50)		(5.69)	(0.43)	0.38	(3.40)
Total from investment operations	(0.40)		(5.17)	0.04	0.72	(3.11)
Distributions to shareholders from:
Net investment income	(0.32)		(0.33)	(0.45)	(0.35)	(0.15)
Net asset value at end of period	$15.48		$16.20	$21.70	$22.11	$21.74
Market price at end of period(c)	$15.48		$16.09	$21.56	$21.90	$21.78
Net Asset Value Total Return(d)	(2.29)%		(24.15)%	0.22%	3.38%	(12.44	)%(e)
Market Price Total Return(d)	(1.60)%		(24.18)%	0.52%	2.21%	(12.27	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,548		$1,620	$6,510	$4,422	$2,174
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(f)	0.29%	0.29%	0.31%	0.29	%(f)
Expenses, prior to Waivers	0.45	%(f)	0.45%	0.45%	0.47%	0.45	%(f)
Net investment income, after Waivers	1.39	%(f)	2.52%	2.21%	1.60%	1.97	%(f)
Portfolio turnover rate(g)	119%		134%	127%	117%	47%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 24, 2012, the first day of trading on the exchange) to October 31, 2012 was (12.47)%. The market price total return from Fund Inception to October 31, 2012 was (13.04)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six months ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,			For the Period January 11, 2012(a) Through October 31, 2012
			2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$29.99		$31.75	$31.54	$27.93	$25.00
Net investment income(b)	0.48		1.02	1.09	0.90	0.73
Net realized and unrealized gain (loss) on investments	0.49		(1.86)	0.13	3.53	2.55
Total from investment operations	0.97		(0.84)	1.22	4.43	3.28
Distributions to shareholders from:
Net investment income	(0.57)		(0.92)	(1.01)	(0.82)	(0.35)
Net asset value at end of period	$30.39		$29.99	$31.75	$31.54	$27.93
Market price at end of period(c)	$30.37		$29.90	$32.01	$31.67	$27.88
Net Asset Value Total Return(d)	3.36%		(2.69)%	3.89%	16.19%	13.22	%(e)
Market Price Total Return(d)	3.61%		(3.78)%	4.29%	16.87%	13.01	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$288,731		$313,428	$263,546	$135,617	$19,553
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(f)	0.25%	0.25%	0.25%	0.25	%(f)
Expenses, prior to Waivers	0.35	%(f)	0.35%	0.35%	0.35%	0.35	%(f)
Net investment income, after Waivers	3.38	%(f)	3.32%	3.41%	3.03%	3.40	%(f)
Portfolio turnover rate(g)	29%		66%	61%	84%	41%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (January 13, 2012, the first day of trading on the exchange) to October 31, 2012 was 14.23%. The market price total return from Fund Inception to October 31, 2012 was 13.51%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares S&P International Developed Momentum Portfolio (IDMO)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,			For the Period February 22, 2012(a) Through October 31, 2012
			2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$25.85		$27.75	$29.00	$22.60	$25.00
Net investment income(b)	0.28		0.69	0.49	0.51	0.54
Net realized and unrealized gain (loss) on investments	(0.92)		(2.13)	(1.02)	6.50	(2.65)
Total from investment operations	(0.64)		(1.44)	(0.53)	7.01	(2.11)
Distributions to shareholders from:
Net investment income	(0.25)		(0.46)	(0.72)	(0.61)	(0.29)
Net asset value at end of period	$24.96		$25.85	$27.75	$29.00	$22.60
Market price at end of period(c)	$24.52		$25.74	$28.12	$29.11	$22.73
Net Asset Value Total Return(d)	(2.42)%		(5.34)%	(2.06)%	31.49%	(8.30	)%(e)
Market Price Total Return(d)	(3.73)%		(6.99)%	(1.15)%	31.19%	(7.78	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,744		$3,877	$6,936	$5,799	$2,260
Ratio to average net assets of:
Expenses, after Waivers	0.27	%(f)	0.26%	0.26%	0.26%	0.25	%(f)
Expenses, prior to Waivers	0.37	%(f)	0.36%	0.36%	0.36%	0.35	%(f)
Net investment income, after Waivers	2.45	%(f)	2.42%	1.68%	2.00%	3.60	%(f)
Portfolio turnover rate(g)	128%		98%	109%	74%	35%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 24, 2012, the first day of trading on the exchange) to October 31, 2012 was (9.43)%. The market price total return from Fund Inception to October 31, 2012 was (9.59)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the six months ended April 30, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		For the Period February 12, 2013(a) Through October 31, 2013
			2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$34.38		$31.82	$28.25	$25.12
Net investment income(b)	0.35		0.66	0.62	0.38
Net realized and unrealized gain on investments	2.00		2.55	3.52	3.02
Total from investment operations	2.35		3.21	4.14	3.40
Distributions to shareholders from:
Net investment income	(0.30)		(0.65)	(0.57)	(0.27)
Net asset value at end of period	$36.43		$34.38	$31.82	$28.25
Market price at end of period(c)	$36.44		$34.42	$31.82	$28.28
Net Asset Value Total Return(d)	6.91%		10.18%	14.84%	13.62	%(e)
Market Price Total Return(d)	6.82%		10.30%	14.72%	13.77	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$369,783		$106,565	$44,546	$21,189
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25%	0.26	%(f)
Net investment income	2.04	%(f)	1.97%	2.09%	1.98	%(f)
Portfolio turnover rate(g)	32%		57%	58%	29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the exchange) to October 31, 2013 was 13.21%. The market price total return from Fund Inception to October 31, 2013 was 13.37%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Financial Highlights (continued)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				For the Period February 12, 2013(a) Through October 31, 2013
			2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$34.30		$32.93		$29.92		$25.10
Net investment income(b)	0.47		0.77		0.75		0.43
Net realized and unrealized gain on investments	0.87		1.38		2.95		4.63
Total from investment operations	1.34		2.15		3.70		5.06
Distributions to shareholders from:
Net investment income	(0.42)		(0.78)		(0.69)		(0.24)
Net asset value at end of period	$35.22		$34.30		$32.93		$29.92
Market price at end of period(c)	$35.25		$34.30		$32.91		$29.96
Net Asset Value Total Return(d)	3.96%		6.63%		12.50%		20.28	%(e)
Market Price Total Return(d)	4.05%		6.70%		12.29%		20.45	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$343,419		$126,926		$55,985		$31,411
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25	%(f)	0.25	%(f)	0.26	%(g)
Net investment income	2.84	%(g)	2.33%		2.41%		2.17	%(g)
Portfolio turnover rate(h)	33%		57%		68%		35%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the exchange) to October 31, 2013 was 19.62%. The market price total return from Fund Inception to October 31, 2013 was 19.63%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2016

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2016, the Trust offered sixty-six portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)*	“FTSE International Low Beta Equal Weight Portfolio”
PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)**	“Russell 1000 Low Beta Equal Weight Portfolio”
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)	“S&P 500® ex-Rate Sensitive Low Volatility Portfolio”
PowerShares S&P 500® High Beta Portfolio (SPHB)	“S&P 500® High Beta Portfolio”
PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)	“S&P 500® High Dividend Low Volatility Portfolio”
PowerShares S&P 500® Low Volatility Portfolio (SPLV)	“S&P 500® Low Volatility Portfolio”
PowerShares S&P 500 Momentum Portfolio (SPMO)	“S&P 500 Momentum Portfolio”
PowerShares S&P 500 Value Portfolio (SPVU)	“S&P 500 Value Portfolio”
PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	“S&P Emerging Markets Low Volatility Portfolio”
PowerShares S&P Emerging Markets Momentum Portfolio (EEMO) (formerly, PowerShares S&P Emerging Markets High Beta Portfolio (EEHB))	“S&P Emerging Markets Momentum Portfolio”
PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	“S&P International Developed Low Volatility Portfolio”
PowerShares S&P International Developed Momentum Portfolio (IDMO) (formerly, PowerShares S&P International Developed High Beta Portfolio (IDHB))	“S&P International Developed Momentum Portfolio”
PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	“S&P MidCap Low Volatility Portfolio”
PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)	“S&P SmallCap Low Volatility Portfolio”

*	Commenced operations on November 4, 2015.
**	Commenced operations on November 2, 2015.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of FTSE International Low Beta Equal Weight Portfolio and Russell 1000 Low Beta Equal Weight Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
FTSE International Low Beta Equal Weight Portfolio	FTSE Developed ex US Low Beta Equal Weight Index
Russell 1000 Low Beta Equal Weight Portfolio	Russell 1000® Low Beta Equal Weight Index
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	S&P 500 Low Volatility Rate Response Index
S&P 500® High Beta Portfolio	S&P 500® High Beta Index
S&P 500® High Dividend Low Volatility Portfolio	S&P 500® Low Volatility High Dividend Index
S&P 500® Low Volatility Portfolio	S&P 500® Low Volatility Index
S&P 500 Momentum Portfolio	S&P 500 Momentum Index
S&P 500 Value Portfolio	S&P 500 Enhanced Value Index
S&P Emerging Markets Low Volatility Portfolio	S&P BMI Emerging Markets Low Volatility IndexTM
S&P Emerging Markets Momentum Portfolio	S&P Momentum Emerging Plus LargeMidCap IndexTM*

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Fund	Underlying Index
S&P International Developed Low Volatility Portfolio	S&P BMI International Developed Low Volatility IndexTM
S&P International Developed Momentum Portfolio	S&P Momentum Developed ex-U.S. & South Korea LargeMidCap IndexTM**
S&P MidCap Low Volatility Portfolio	S&P MidCap 400® Low Volatility Index
S&P SmallCap Low Volatility Portfolio	S&P SmallCap 600® Low Volatility Index

*	Effective after the close of markets on March 18, 2016, the underlying index changed from S&P BMI Emerging Markets High Beta IndexTM to S&P Momentum Emerging Plus LargeMidCap IndexTM.

**	Effective after the close of markets on March 18, 2016, the underlying index changed from S&P BMI International Developed High Beta IndexTM to S&P Momentum Developed ex-U.S. & South Korea LargeMidCap IndexTM.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

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Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except FTSE International Low Beta Equal Weight Portfolio and Russell 1000 Low Beta Equal Weight Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. For FTSE International Low Beta Equal Weight Portfolio, S&P Emerging Markets Low Volatility Portfolio, S&P Emerging Markets Momentum Portfolio, S&P International Developed Low Volatility Portfolio, S&P International Developed Momentum Portfolio, S&P MidCap Low Volatility Portfolio and S&P SmallCap Low Volatility Portfolio, investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

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Foreign Investment Risk. For FTSE International Low Beta Equal Weight Portfolio, S&P Emerging Markets Low Volatility Portfolio, S&P Emerging Markets Momentum Portfolio, S&P International Developed Low Volatility Portfolio, S&P International Developed Momentum Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

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F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for S&P 500® High Dividend Low Volatility Portfolio and S&P 500® Low Volatility Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. S&P 500® High Dividend Low Volatility Portfolio and S&P 500® Low Volatility Portfolio each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Securities Lending

During the six-month period ended April 30, 2016, S&P International Developed Low Volatility Portfolio and S&P SmallCap Low Volatility Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
FTSE International Low Beta Equal Weight Portfolio	0.45%
Russell 1000 Low Beta Equal Weight Portfolio	0.35%
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	0.25%
S&P 500® High Beta Portfolio	0.25%

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% of Average Daily Net Assets
S&P 500® High Dividend Low Volatility Portfolio	0.30%
S&P 500® Low Volatility Portfolio	0.25%
S&P 500 Momentum Portfolio	0.25%
S&P 500 Value Portfolio	0.25%
S&P Emerging Markets Low Volatility Portfolio	0.45%*
S&P Emerging Markets Momentum Portfolio	0.45%*
S&P International Developed Low Volatility Portfolio	0.35%**
S&P International Developed Momentum Portfolio	0.35%**
S&P MidCap Low Volatility Portfolio	0.25%
S&P SmallCap Low Volatility Portfolio	0.25%

*	The Adviser has agreed to waive a portion of its unitary management fee through February 28, 2017. After giving effect to such waiver, the Fund’s net unitary management fee is 0.29% of its average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on February 28, 2017. The fee waiver agreement cannot be terminated during its term.
**	The Adviser has agreed to waive a portion of its unitary management fee through February 28, 2017. After giving effect to such waiver, the Fund’s net unitary management fee is 0.25% of its average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on February 28, 2017. The fee waiver agreement cannot be terminated during its term.

Further, through August 31, 2018, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2016, the Adviser waived fees for each Fund in the following amounts:

FTSE International Low Beta Equal Weight Portfolio	$21
Russell 1000 Low Beta Equal Weight Portfolio	56
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	24
S&P 500® High Beta Portfolio	26
S&P 500® High Dividend Low Volatility Portfolio	401
S&P 500® Low Volatility Portfolio	1,757
S&P 500 Momentum Portfolio	1
S&P 500 Value Portfolio	1
S&P Emerging Markets Low Volatility Portfolio	114,831
S&P Emerging Markets Momentum Portfolio	1,192
S&P International Developed Low Volatility Portfolio	112,401
S&P International Developed Momentum Portfolio	1,757
S&P MidCap Low Volatility Portfolio	57
S&P SmallCap Low Volatility Portfolio	84

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
FTSE International Low Beta Equal Weight Portfolio	FTSE International Ltd.
Russell 1000 Low Beta Equal Weight Portfolio	Frank Russell Company
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P 500® High Beta Portfolio	S&P Dow Jones Indices LLC
S&P 500® High Dividend Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P 500® Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P 500 Momentum Portfolio	S&P Dow Jones Indices LLC
S&P 500 Value Portfolio	S&P Dow Jones Indices LLC
S&P Emerging Markets Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P Emerging Markets Momentum Portfolio	S&P Dow Jones Indices LLC
S&P International Developed Low Volatility Portfolio	S&P Dow Jones Indices LLC

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Fund	Licensor
S&P International Developed Momentum Portfolio	S&P Dow Jones Indices LLC
S&P MidCap Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Low Volatility Portfolio	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows S&P 500® High Beta Portfolio’s transactions in, and earnings from, its investment in affiliates for the six-month period ended April 30, 2016.

S&P 500® High Beta Portfolio

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2016	Dividend Income
Invesco Ltd.	$690,235	$625,563	$(377,722)	$(16,833)	$(59,878)	$861,365	$11,211

The Adviser also serves as the adviser for PowerShares India Portfolio, and therefore PowerShares India Portfolio is considered to be affiliated with the Funds. The table below shows S&P Emerging Markets Momentum Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2016.

S&P Emerging Markets Momentum Portfolio

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2016	Dividend Income
PowerShares India Portfolio	$—	$40,466	$—	$752	$—	$41,218	$—

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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Except for the Funds listed below, as of April 30, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
FTSE International Low Beta Equal Weight Portfolio
Equity Securities	$132,966,328	$160,044	$—	$133,126,372

S&P Emerging Markets Low Volatility Portfolio
Equity Securities	$160,821,924	$570,019	$—	$161,391,943

S&P Emerging Markets Momentum Portfolio
Equity Securities	$1,542,772	$4,385	$—	$1,547,157

A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for S&P Emerging Markets Momentum Portfolio during the six-month period ended April 30, 2016.

	Beginning Balance, as of October 31, 2015	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of April 30, 2016
Equity Securities	$41,444	$—	$(29,200)	$(16,981)	$4,737	$—	$—	$—

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2015 as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	$541,945	$—	$541,945
S&P 500® High Beta Portfolio	13,897,513	5,688,191	19,585,704
S&P 500® High Dividend Low Volatility Portfolio	6,689,139	1,711,167	8,400,306
S&P 500® Low Volatility Portfolio	108,779,718	—	108,779,718
S&P 500 Momentum Portfolio	185	—	185
S&P 500 Value Portfolio	84	—	84
S&P Emerging Markets Low Volatility Portfolio	19,192,689	10,316,776	29,509,465
S&P Emerging Markets Momentum Portfolio	869,771	414,585	1,284,356
S&P International Developed Low Volatility Portfolio	9,616,972	1,853,413	11,470,385
S&P International Developed Momentum Portfolio	384,309	199,711	584,020
S&P MidCap Low Volatility Portfolio	1,773,629	—	1,773,629
S&P SmallCap Low Volatility Portfolio	1,629,823	61,116	1,690,939

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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Note 7. Investment Transactions

For the six-month period ended April 30, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
FTSE International Low Beta Equal Weight Portfolio	$47,835,492	$38,893,199
Russell 1000 Low Beta Equal Weight Portfolio	63,919,702	62,643,393
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	36,462,684	37,527,684
S&P 500® High Beta Portfolio	35,557,460	34,780,487
S&P 500® High Dividend Low Volatility Portfolio	246,947,675	249,632,823
S&P 500® Low Volatility Portfolio	1,990,146,894	1,988,863,705
S&P 500 Momentum Portfolio	1,565,325	1,926,560
S&P 500 Value Portfolio	362,270	1,248,050
S&P Emerging Markets Low Volatility Portfolio	59,660,770	67,401,046
S&P Emerging Markets Momentum Portfolio	1,749,091	1,772,591
S&P International Developed Low Volatility Portfolio	70,642,598	71,135,767
S&P International Developed Momentum Portfolio	4,561,309	4,559,830
S&P MidCap Low Volatility Portfolio	69,311,252	65,257,330
S&P SmallCap Low Volatility Portfolio	69,200,058	67,532,392

For the six-month period ended April 30, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
FTSE International Low Beta Equal Weight Portfolio	$122,150,131	$—
Russell 1000 Low Beta Equal Weight Portfolio	128,109,046	2,533,608
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	33,050,734	16,539,504
S&P 500® High Beta Portfolio	58,401,485	44,485,316
S&P 500® High Dividend Low Volatility Portfolio	1,155,783,006	288,060,419
S&P 500® Low Volatility Portfolio	3,122,340,746	1,587,628,349
S&P 500 Momentum Portfolio	1,264,799	903,380
S&P 500 Value Portfolio	1,261,008	342,058
S&P Emerging Markets Low Volatility Portfolio	8,716,235	15,065,001
S&P Emerging Markets Momentum Portfolio	—	—
S&P International Developed Low Volatility Portfolio	91,882,344	118,180,718
S&P International Developed Momentum Portfolio	—	—
S&P MidCap Low Volatility Portfolio	272,870,917	31,776,687
S&P SmallCap Low Volatility Portfolio	232,365,376	31,254,556

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
FTSE International Low Beta Equal Weight Portfolio	$7,349,810	$(3,827,586)	$3,522,224	$129,604,148
Russell 1000 Low Beta Equal Weight Portfolio	8,294,790	(4,397,938)	3,896,852	123,807,820
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	9,082,584	(1,701,192)	7,381,392	121,122,639
S&P 500® High Beta Portfolio	1,808,329	(10,182,107)	(8,373,778)	98,861,752
S&P 500® High Dividend Low Volatility Portfolio	87,620,338	(8,919,959)	78,700,379	1,427,229,861
S&P 500® Low Volatility Portfolio	540,218,623	(51,428,353)	488,790,270	6,351,441,541
S&P 500 Momentum Portfolio	122,723	(51,785)	70,938	2,478,292

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	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500 Value Portfolio	$129,127	$(104,211)	$24,916	$2,486,340
S&P Emerging Markets Low Volatility Portfolio	7,200,106	(13,730,567)	(6,530,461)	167,922,404
S&P Emerging Markets Momentum Portfolio	68,077	(40,881)	27,196	1,519,961
S&P International Developed Low Volatility Portfolio	12,774,076	(12,465,293)	308,783	295,349,331
S&P International Developed Momentum Portfolio	131,862	(106,114)	25,748	3,712,904
S&P MidCap Low Volatility Portfolio	23,594,046	(1,484,447)	22,109,599	347,661,574
S&P SmallCap Low Volatility Portfolio	22,194,621	(3,970,134)	18,224,487	327,644,337

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

S&P Emerging Markets Low Volatility Portfolio charges certain transaction fees for creations and redemptions, which are treated as increases in capital, which are shown in the Statements of Changes in Net Assets as Transaction fees.

On February 18, 2016, mutual funds affiliated with the Funds’ Adviser purchased in the secondary market 1,348,361 Shares of S&P MidCap Low Volatility Portfolio valued at $45,385,427 and 1,389,862 Shares of S&P SmallCap Low Volatility Portfolio valued at $45,339,383.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares FSTE International Low Beta Equal Weight Portfolio (IDLB)(2)
Actual	$1,000.00	$1,022.70	0.45%	$2.23
Hypothetical (5% return before expenses)	1,000.00	1,022.63	0.45	2.26
PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)(3)
Actual	1,000.00	1,014.90	0.35	1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.35	1.26
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)
Actual	1,000.00	1,055.23	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
PowerShares S&P 500® High Beta Portfolio (SPHB)
Actual	1,000.00	984.57	0.25	1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)
Actual	1,000.00	1,139.21	0.30	1.60
Hypothetical (5% return before expenses)	1,000.00	1,023.37	0.30	1.51
PowerShares S&P 500® Low Volatility Portfolio (SPLV)
Actual	1,000.00	1,053.75	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

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Fees and Expenses (continued)

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares S&P 500 Momentum Portfolio (SPMO)
Actual	$1,000.00	$983.92	0.25%	$1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
PowerShares S&P 500 Value Portfolio (SPVU)
Actual	1,000.00	982.31	0.25	1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)
Actual	1,000.00	1,014.48	0.29	1.45
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)
Actual	1,000.00	977.13	0.28	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.47	0.28	1.41
PowerShares S&P International Developed Low Volatility Portfolio (IDLV)
Actual	1,000.00	1,033.59	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
PowerShares S&P International Developed Momentum Portfolio (IDMO)
Actual	1,000.00	975.79	0.27	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.52	0.27	1.36
PowerShares S&P MidCap Low Volatility Portfolio (XMLV)
Actual	1,000.00	1,069.15	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26
PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)
Actual	1,000.00	1,039.62	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

(2)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period November 4, 2015 (commencement of investment operations) to April 30, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 179/366. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

(3)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period November 2, 2015 (commencement of investment operations) to April 30, 2016. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/366. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

75

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 14, 2016, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 66 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Contrarian Opportunities Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 14, 2016 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

76

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, which had not commenced operations as of April 14, 2016) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2015, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception and one-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three- and five-year periods for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

0.15%	PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio, PowerShares Europe Currency Hedged Low Volatility Portfolio, PowerShares Japan Currency Hedged Low Volatility Portfolio, PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500 Momentum Portfolio, PowerShares S&P 500 Value Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

77

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares S&P 500® High Dividend Low Volatility Portfolio

0.35%:	PowerShares Contrarian Opportunities Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds (except for PowerShares DWA Tactical Sector Rotation Portfolio, which the Adviser indicated did not have any comparable peers).

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Build America Bond Portfolio		N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A2	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares Contrarian Opportunities Portfolio		X	X
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X		X

78

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares Europe Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares FTSE International Low Beta Equal Weight Portfolio			X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X	N/A	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio		X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio			X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares Japan Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Bank Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio		X	X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	X	X	X
PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500 High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500 Low Volatility Portfolio	X	X	X
PowerShares S&P 500 Momentum Portfolio		X	X
PowerShares S&P 500 Value Portfolio			X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X	X	X
PowerShares S&P International Developed Quality Portfolio			X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X

79

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median[1]	Equal to/Lower than Open-End Active Fund Median
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that the Fund did not have any comparable ETF peers.

In response to questions from the Independent Trustees, the Adviser provided supplemental information comparing each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares FTSE RAFI Developed Markets Ex-U.S. Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio’s advisory fees and total expenses to an alternative peer group that the Adviser believes is more comparable than the Lipper peer group. The Adviser stated that, after reviewing the results of the alternative peer group analysis for these Funds, it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2018, for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio because the Fund had not yet commenced operations as of April 14, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

80

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio at a meeting held on April 14, 2016. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fee was reasonable in light of the sub-advisory services provided to PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

81

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2016 Invesco PowerShares Capital Management LLC		P-PS-SAR-12
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

Item 2. Code of Ethics.

Not required for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the Registrant, has advised the Audit Committee of the Board of Trustees of the Registrant (the “Audit Committee”) that it identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients.

Specifically, the Loan Rule provides, in relevant part, that an accounting firm is not independent if it receives a loan from an audit client or it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Pursuant to the SEC’s interpretation of the Loan Rule, some of PwC’s relationships with lenders who also own shares of one or more funds within the Invesco investment company complex may implicate the Loan Rule.

However, after evaluating the facts and circumstances related to its lending relationships, PwC informed the Audit Committee that (1) PwC’s ability to exercise objective and impartial judgment with respect to its audits of the Registrant’s financial statements was not, and will not be, impaired; (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion; and (3) PwC’s independence was not impaired and that it remained independent in conducting its audit of the Registrant’s financial statements. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, PwC’s belief that the lenders have no influence over the investment adviser to the Registrant, or the Registrant, and that the individuals at PwC who arranged the lending relationships have no oversight of, or ability to influence, the individuals at PwC who conducted the audit of the Registrant’s financial statements.

On June 20, 2016, the Staff of the Securities and Exchange Commission (the “SEC”) issued a “no-action” letter confirming that it would not recommend that the SEC commence enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter were substantially similar to the circumstances that called into question PwC’s independence under the Loan Rule with respect to the Registrant. PwC has confirmed that it meets the conditions of the no-action relief. The Adviser and the Registrant believe that the Registrant can rely on the relief granted in the no-action letter and continue to issue financial statements that are audited by PwC.

If, in the future, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the no-action letter, the Registrant will need to take other actions for the Registrant’s filings containing financial statements to be compliant with applicable securities laws.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics

Not required for a semi-annual report.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PowerShares Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	July 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	July 8, 2016

By:	/s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	July 8, 2016